UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09491

Allianz Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive

Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, OH 43219-8006

(Name and address of agent for service)

Registrant’s telephone number, including area code 877-833-7113

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Item 1. Reports to Stockholders.

AZL® Allianz AGIC Opportunity Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Allianz AGIC Opportunity Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL AGIC Opportunity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Allianz AGIC Opportunity Fund	$1,000.00	$1,049.20	$6.06	1.19%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Allianz AGIC Opportunity Fund	$1,000.00	$1,018.95	$5.97	1.19%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

Portfolio Composition

(Unaudited)

Investments	Percent of net assets+
Securities Held as Collateral for Securities on Loan	26.2%
Information Technology	24.4
Industrials	19.7
Health Care	15.7
Energy	14.2
Consumer Discretionary	13.8
Materials	5.9
Financials	3.4
Consumer Staples	1.5
Telecommunication Services	1.0
Unaffiliated Investment Company	0.6

Total	126.4%

+

Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Allianz AGIC Opportunity Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks (99.6%):
Airlines (0.8%):
14,624	Copa Holdings SA, Class A	$1,206,188

Auto Components (1.8%):
48,040	Tenneco, Inc.*	1,288,433
51,492	Tesla Motors, Inc.*^	1,611,184

		2,899,617

Biotechnology (6.6%):
133,030	Amarin Corporation PLC, ADR*^	1,923,614
82,480	ARIAD Pharmaceuticals, Inc.*	1,419,481
44,190	Cubist Pharmaceuticals, Inc.*^	1,675,243
191,898	Emergent Biosolutions, Inc.*	2,907,254
110,731	Myriad Genetics, Inc.*	2,632,076

		10,557,668

Capital Markets (3.4%):
122,640	Financial Engines, Inc.*^	2,630,628
438,585	WisdomTree Investments, Inc.*	2,881,503

		5,512,131

Chemicals (1.2%):
74,146	American Vanguard Corp.	1,971,542

Commercial Services & Supplies (3.7%):
118,535	Encore Capital Group, Inc.*	3,511,007
168,387	Mobile Mini, Inc.*	2,424,773

		5,935,780

Communications Equipment (5.7%):
186,735	Acme Packet, Inc.*^	3,482,608
114,030	Aruba Networks, Inc.*^	1,716,151
265,327	Sycamore Networks, Inc.*	3,852,548

		9,051,307

Diversified Consumer Services (2.4%):
118,394	American Public Education*^	3,788,608

Diversified Telecommunication Services (1.0%):
82,032	Cogent Communications Group, Inc.*	1,579,116

Electrical Equipment (2.8%):
110,234	Polypore International, Inc.*^	4,452,351

Electronic Equipment, Instruments & Components (2.3%):
85,055	IPG Photonics Corp.*^	3,707,547

Energy Equipment & Services (1.4%):
191,089	Tesco Corp.*	2,293,068

Food Products (0.4%):
67,730	Smart Balance, Inc.*	635,985

Health Care Equipment & Supplies (4.7%):
84,905	ABIOMED, Inc.*^	1,937,532
67,385	Align Technology, Inc.*	2,254,702
67,555	Insulet Corp.*	1,443,651
163,943	OraSure Technologies, Inc.*	1,842,719

		7,478,604

Shares		Fair Value

Common Stocks, continued
Health Care Providers & Services (1.3%):
24,230	HMS Holdings Corp.*	$807,101
26,519	IPC The Hospitalist Co.*	1,201,841

		2,008,942

Hotels, Restaurants & Leisure (4.3%):
84,094	Life Time Fitness, Inc.*	3,911,212
181,105	Pinnacle Entertainment, Inc.*	1,742,230
84,205	Shuffle Master, Inc.*	1,162,029

		6,815,471

Household Durables (0.9%):
96,865	Skullcandy, Inc.*^	1,370,640

Internet & Catalog Retail (1.2%):
61,670	Shutterfly, Inc.*^	1,892,652

Internet Software & Services (4.2%):
170,707	Constant Contact, Inc.*	3,052,241
52,355	ExactTarget, Inc.*^	1,144,480
78,973	VistaPrint NV*^	2,550,828

		6,747,549

IT Services (4.1%):
182,755	Lender Processing Services, Inc.	4,620,046
142,130	ServiceSource International, Inc.*	1,968,501

		6,588,547

Life Sciences Tools & Services (0.8%):
42,750	PAREXEL International Corp.*	1,206,833

Machinery (5.6%):
113,155	Dynamic Materials Corp.	1,960,976
121,800	Greenbrier Cos., Inc. (The)*	2,141,244
120,065	Manitowoc Co., Inc. (The)^	1,404,760
511,561	Wabash National Corp.*	3,386,534

		8,893,514

Media (0.9%):
139,115	Pandora Media, Inc.*^	1,512,180

Metals & Mining (4.6%):
212,275	Globe Specialty Metals, Inc.	2,850,853
32,800	Haynes International, Inc.	1,670,832
288,486	Horsehead Holding Corp.*	2,873,321

		7,395,006

Oil, Gas & Consumable Fuels (12.8%):
150,890	Carrizo Oil & Gas, Inc.*	3,547,424
354,085	Comstock Resources, Inc.*	5,814,076
316,563	Goodrich Petroleum Corp.*^	4,387,563
52,785	PDC Energy, Inc.*	1,294,288
608,337	Quicksilver Resources, Inc.*^	3,297,186
325,430	Scorpio Tankers, Inc.*	2,079,498

		20,420,035

Personal Products (1.1%):
92,195	Medifast, Inc.*^	1,814,398

continued

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Allianz AGIC Opportunity Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Pharmaceuticals (2.4%):
73,445	Questcor Pharmaceuticals, Inc.*^	$3,910,212

Professional Services (2.1%):
90,985	Acacia Research*	3,388,281

Road & Rail (2.2%):
82,897	Celadon Group, Inc.	1,357,853
123,635	Swift Transportation Co.*	1,168,351
172,137	Vitran Corp., Inc.*	1,032,822

		3,559,026

Semiconductors & Semiconductor Equipment (4.0%):
137,115	Cavium, Inc.*^	3,839,220
268,045	Inphi Corp.*^	2,541,067

		6,380,287

Software (4.0%):
108,763	BroadSoft, Inc.*^	3,149,777
216,110	Mitek Systems, Inc.*^	840,668
52,970	QLIK Technologies, Inc.*	1,171,696
90,869	Rosetta Stone, Inc.*^	1,257,627

		6,419,768

Textiles, Apparel & Luxury Goods (2.4%):
104,070	Crocs, Inc.*	1,680,730
27,825	Steven Madden, Ltd.*	883,444
68,555	Tumi Holdings, Inc.*^	1,199,713

		3,763,887

Shares or Principal Amount		Fair Value

Common Stocks, continued
Trading Companies & Distributors (2.5%):
61,965	Titan Machinery, Inc.*	$1,881,877
63,495	United Rentals, Inc.*^	2,161,370

		4,043,247

Total Common Stocks (Cost $165,130,657)		159,199,987

Securities Held as Collateral for Securities on Loan (26.2%):
$41,946,251	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	41,946,251

Total Securities Held as Collateral for Securities on Loan (Cost $41,946,251)		41,946,251

Unaffiliated Investment Company (0.6%):
873,740	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(b)	873,740

Total Unaffiliated Investment Company (Cost $873,740)		873,740

Total Investment Securities (Cost $207,950,648)(c) — 126.4%		202,019,978
Net other assets (liabilities) — (26.4)%		(42,154,829)

Net Assets — 100.0%		$159,865,149

Percentages indicated are based on net assets as of June 30, 2012.

ADR—American Depositary Receipt

*	Non-income producing security

^	This security or a partial position of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $42,421,792.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2012.

(b)	The rate represents the effective yield at June 30, 2012.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2012:

Country	Percentage
Bermuda	1.3%
Canada	1.6
Ireland (Republic of)	1.0
Marshall Islands	1.0
Panama	0.6
United States	94.5

100.0%

See accompanying notes to the financial statements.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Allianz AGIC Opportunity Fund

Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets:
Investment securities, at cost	$207,950,648

Investment securities, at value*	$202,019,978
Interest and dividends receivable	63,485
Receivable for capital shares issued	11,486
Receivable for expenses paid indirectly	3,962
Receivable for investments sold	1,459,005
Prepaid expenses	581

Total Assets	203,558,497

Liabilities:
Payable for investments purchased	1,571,618
Payable for capital shares redeemed	4,330
Payable for collateral received on loaned securities	41,946,251
Manager fees payable	104,662
Administration fees payable	5,815
Distribution fees payable	30,783
Custodian fees payable	6,217
Administrative and compliance services fees payable	2,126
Other accrued liabilities	21,546

Total Liabilities	43,693,348

Net Assets	$159,865,149

Net Assets Consist of:
Capital	$168,276,415
Accumulated net investment income/(loss)	(516,982)
Accumulated net realized gains/(losses) from investment transactions	(1,963,614)
Net unrealized appreciation/(depreciation) on investments	(5,930,670)

Net Assets	$159,865,149

Shares of beneficial interest (unlimited number of shares authorized, no par value)	13,156,633
Net Asset Value (offering and redemption price per share)	$12.15

*	Includes securities on loan of $42,421,792.

Statement of Operations

For the Six Months Ended June 30, 2012

(Unaudited)

Investment Income:
Dividends	$102,074
Income from securities lending	308,979

Total Investment Income	411,053

Expenses:
Manager fees	698,255
Administration fees	33,597
Distribution fees	205,369
Custodian fees	12,244
Administrative and compliance services fees	2,813
Trustee fees	6,087
Professional fees	6,800
Shareholder reports	8,497
Other expenses	2,813

Total expenses before reductions	976,475
Less expenses paid indirectly	(48,440)

Net expenses	928,035

Net Investment Income/(Loss)	(516,982)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	4,606,050
Change in unrealized appreciation/depreciation on investments	2,794,549

Net Realized/Unrealized Gains/(Losses) on Investments	7,400,599

Change in Net Assets Resulting From Operations	$6,883,617

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Statements of Changes in Net Assets

	AZL Allianz AGIC Opportunity Fund
	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$(516,982)	$(1,497,932)
Net realized gains/(losses) on investment transactions	4,606,050	19,026,080
Change in unrealized appreciation/depreciation on investments	2,794,549	(36,465,162)

Change in net assets resulting from operations	6,883,617	(18,937,014)

Capital Transactions:
Proceeds from shares issued	12,485,842	33,159,171
Value of shares redeemed	(8,113,044)	(58,847,373)

Change in net assets resulting from capital transactions	4,372,798	(25,688,202)

Change in net assets	11,256,415	(44,625,216)
Net Assets:
Beginning of period	148,608,734	193,233,950

End of period	$159,865,149	$148,608,734

Accumulated net investment income/(loss)	$(516,982)	$—

Share Transactions:
Shares issued	990,851	2,421,450
Shares redeemed	(662,217)	(4,356,618)

Change in shares	328,634	(1,935,168)

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Allianz AGIC Opportunity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2012		Year Ended December 31,
			2011	2010	2009	2008	2007
	(Unaudited)
Net Asset Value, Beginning of Period	$11.58		$13.09	$11.01	$6.97	$14.97	$15.84

Investment Activities:
Net Investment Income/(Loss)	(0.04)		(0.11)	(0.08)	(0.07)	(0.04)	(0.07)
Net Realized and Unrealized Gains/(Losses) on Investments	0.61		(1.40)	2.16	4.11	(6.60)	1.49

Total from Investment Activities	0.57		(1.51)	2.08	4.04	(6.64)	1.42

Dividends to Shareholders From:
Net Realized Gains	—		—	—	—	(1.36)	(2.29)

Total Dividends	—		—	—	—	(1.36)	(2.29)

Net Asset Value, End of Period	$12.15		$11.58	$13.09	$11.01	$6.97	$14.97

Total Return(a)	4.92	%(b)	(11.54)%	18.78%	58.11%	(47.15)%	8.89%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$159,865		$148,609	$193,234	$151,180	$87,046	$195,330
Net Investment Income/(Loss)(c)	(0.63)%		(0.81)%	(0.71)%	(0.81)%	(0.38)%	(0.47)%
Expenses Before Reductions(c)(d)	1.19%		1.19%	1.20%	1.23%	1.25%	1.21%
Expenses Net of Reductions(c)	1.13%		1.15%	1.09%	1.08%	1.06%	1.10%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)(e)	1.19%		1.19%	1.20%	1.23%	1.25%	1.21%
Portfolio Turnover Rate	60	%(b)	123%	138%	163%	203%	184%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Allianz AGIC Opportunity Fund

Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Allianz AGIC Opportunity Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Allianz AGIC Opportunity Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2012 are presented on the Fund’s Schedule of Portfolio Investments (“Schedule”). The average outstanding amount of securities on loan was $46.6 million for the period ended June 30, 2012.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Allianz AGIC Opportunity Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $30,993 during the period ended June 30, 2012. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Fund may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2012, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2012, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Allianz AGIC Opportunity Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an affiliated money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement, between the Manager and Allianz Global Investors Capital (“AGIC”), AGIC provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2013.

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Allianz AGIC Opportunity Fund	0.85%	1.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2012, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2012, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Allianz AGIC Opportunity Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $994 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting and a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Allianz AGIC Opportunity Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$159,199,987	$—	$—	$159,199,987
Securities Held as Collateral for Securities on Loan	—	41,946,251	—	41,946,251
Unaffiliated Investment Company	873,740	—	—	873,740

Total Investment Securities	$160,073,727	$41,946,251	$—	$202,019,978

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Allianz AGIC Opportunity Fund	$101,427,132	$97,870,617

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $213,947,617. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$11,801,708
Unrealized depreciation	(23,729,347)

Net unrealized depreciation	$(11,927,639)

As of the end of their tax year ended December 31, 2011, the following Portfolios have capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Allianz AGIC Opportunity Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

CLCFs subject to expiration:

	Short-term Amount	Expires
AZL Allianz AGIC Opportunity Fund	$585,012	12/31/2017

During the year ended December 31, 2011, the Fund utilized $17,861,820 in CLCFs to offset capital gains.

As of the latest tax year end December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Allianz AGIC Opportunity Fund	$—	$(585,012)	$(14,709,871)	$(15,294,883)

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2012.

7.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

14

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL® BlackRock Capital Appreciation Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Capital Appreciation Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL BlackRock Capital Appreciation Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL BlackRock Capital Appreciation Fund	$1,000.00	$1,070.80	$5.25	1.02%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL BlackRock Capital Appreciation Fund	$1,000.00	$1,019.79	$5.12	1.02%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

Portfolio Composition

(Unaudited)

Investments	Percent of net assets+
Information Technology	30.5%
Consumer Discretionary	16.9
Industrials	14.8
Health Care	14.1
Consumer Staples	8.4
Financials	4.3
Energy	3.6
Materials	3.3
Telecommunication Services	2.4
Securities Held as Collateral for Securities on Loan	2.1
Unaffiliated Investment Company	2.0

Total	102.4%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks (98.3%):
Aerospace & Defense (6.7%):
299,000	Boeing Co. (The)	$22,215,700
39,900	Precision Castparts Corp.	6,563,151
85,500	United Technologies Corp.	6,457,815

		35,236,666

Air Freight & Logistics (0.3%):
19,602	United Parcel Service, Inc., Class B	1,543,854

Auto Components (1.0%):
93,700	Allison Transmission Holdings, Inc.^	1,645,372
118,000	Tesla Motors, Inc.*^	3,692,220

		5,337,592

Beverages (4.2%):
200,200	Coca-Cola Co. (The)	15,653,638
92,000	PepsiCo, Inc.	6,500,720

		22,154,358

Biotechnology (3.6%):
63,100	Biogen Idec, Inc.*	9,110,378
104,800	Celgene Corp.*	6,723,968
56,800	Gilead Sciences, Inc.*	2,912,704

		18,747,050

Capital Markets (1.7%):
55,300	Goldman Sachs Group, Inc. (The)	5,301,058
262,062	Jefferies Group, Inc.	3,404,185

		8,705,243

Chemicals (2.5%):
138,100	Celanese Corp., Series A	4,781,022
97,400	Monsanto Co.	8,062,772

		12,843,794

Commercial Banks (1.5%):
230,500	Wells Fargo & Co.	7,707,920

Communications Equipment (4.5%):
34,400	F5 Networks, Inc.*	3,424,864
359,700	QUALCOMM, Inc.	20,028,096

		23,452,960

Computers & Peripherals (11.0%):
77,400	Apple, Inc.*	45,201,600
249,500	EMC Corp.*	6,394,685
95,693	Fusion-io, Inc.*^	1,999,027
131,600	NetApp, Inc.*	4,187,512

		57,782,824

Diversified Telecommunication Services (2.4%):
108,200	Level 3 Communications, Inc.*	2,396,630
223,200	Verizon Communications, Inc.	9,919,008

		12,315,638

Electrical Equipment (0.5%):
28,700	Roper Industries, Inc.	2,829,246

Shares		Fair Value

Common Stocks, continued
Energy Equipment & Services (1.6%):
76,000	National-Oilwell Varco, Inc.	$4,897,440
99,900	Noble Corp.	3,249,747

		8,147,187

Food & Staples Retailing (3.7%):
141,800	Costco Wholesale Corp.	13,471,000
60,806	Whole Foods Market, Inc.	5,796,028

		19,267,028

Health Care Equipment & Supplies (0.9%):
8,700	Intuitive Surgical, Inc.*	4,817,973

Health Care Providers & Services (3.6%):
137,900	AmerisourceBergen Corp.	5,426,365
93,300	Cardinal Health, Inc.	3,918,600
166,813	Express Scripts Holding Co.*	9,313,170

		18,658,135

Health Care Technology (1.8%):
115,000	Cerner Corp.*	9,505,900

Hotels, Restaurants & Leisure (4.4%):
133,300	Las Vegas Sands Corp.	5,797,217
96,700	McDonald’s Corp.	8,560,851
163,200	Starbucks Corp.	8,701,824

		23,059,892

Industrial Conglomerates (2.7%):
270,600	Danaher Corp.	14,092,848

Internet & Catalog Retail (5.2%):
83,900	Amazon.com, Inc.*	19,158,565
12,200	Priceline.com, Inc.*	8,107,144

		27,265,709

Internet Software & Services (4.2%):
179,000	eBay, Inc.*	7,519,790
13,700	Google, Inc., Class A*	7,946,959
152,500	Rackspace Hosting, Inc.*	6,700,850

		22,167,599

IT Services (2.0%):
99,082	VeriFone Systems, Inc.*	3,278,623
57,500	Visa, Inc., Class A	7,108,725

		10,387,348

Machinery (4.0%):
144,100	Eaton Corp.	5,710,683
88,800	PACCAR, Inc.	3,480,072
126,200	Stanley Black & Decker, Inc.	8,122,232
193,130	Terex Corp.*	3,443,508

		20,756,495

Media (2.2%):
118,200	CBS Corp., Class B	3,874,596
230,800	Comcast Corp., Class A	7,378,676

		11,253,272

continued

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Capital Appreciation Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Metals & Mining (0.9%):
136,300	Freeport-McMoRan Copper & Gold, Inc.	$4,643,741

Oil, Gas & Consumable Fuels (2.1%):
143,300	Anadarko Petroleum Corp.	9,486,460
15,000	Noble Energy, Inc.	1,272,300

		10,758,760

Personal Products (0.4%):
47,698	Herbalife, Ltd.	2,305,244

Pharmaceuticals (4.2%):
93,900	Johnson & Johnson Co.	6,343,884
98,400	Merck & Co., Inc.	4,108,200
284,700	Pfizer, Inc.	6,548,100
111,700	Valeant Pharmaceuticals International, Inc.*	5,003,043

		22,003,227

Professional Services (0.5%):
78,500	Manpower, Inc.	2,877,025

Real Estate Investment Trusts (REITs) (1.1%):
86,000	American Tower Corp.	6,012,260

Semiconductors & Semiconductor Equipment (2.0%):
37,500	Avago Technologies, Ltd.	1,346,250
152,935	Broadcom Corp., Class A	5,169,203
118,700	Xilinx, Inc.	3,984,759

		10,500,212

Software (6.8%):
570,500	Microsoft Corp.	17,451,595
103,600	Red Hat, Inc.*	5,851,328
54,701	Salesforce.com, Inc.*	7,562,960
50,500	VMware, Inc., Class A*	4,597,520

		35,463,403

Shares or Principal Amount		Fair Value

Common Stocks, continued
Specialty Retail (1.5%):
151,400	Home Depot, Inc. (The)	$8,022,686

Textiles, Apparel & Luxury Goods (2.6%):
74,000	Coach, Inc.	4,327,520
94,100	Michael Kors Holdings, Ltd.*	3,937,144
55,200	Under Armour, Inc., Class A*^	5,215,296

		13,479,960

Total Common Stocks (Cost $425,421,586)		514,103,049

Securities Held as Collateral for Securities on Loan (2.1%):
$11,368,963	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	11,368,963

Total Securities Held as Collateral for Securities on Loan (Cost $11,368,963)		11,368,963

Unaffiliated Investment Company (2.0%):
10,328,589	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(b)	10,328,589

Total Unaffiliated Investment Company (Cost $10,328,589)		10,328,589

Total Investment Securities (Cost $447,119,138)(c) — 102.4%		535,800,601
Net other assets (liabilities) — (2.4)%		(12,747,566)

Net Assets — 100.0%		$523,053,035

Percentages indicated are based on net assets as of June 30, 2012.

*	Non-income producing security

^	This security or a partial position of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $11,343,130.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2012.

(b)	The rate represents the effective yield at June 30, 2012.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Capital Appreciation Fund

Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets:
Investment securities, at cost	$447,119,138

Investment securities, at value*	$535,800,601
Interest and dividends receivable	291,404
Foreign currency, at value (cost $816)	753
Receivable for capital shares issued	377,649
Receivable for expenses paid indirectly	4,705
Receivable for investments sold	8,597,930
Reclaims receivable	370
Prepaid expenses	2,171

Total Assets	545,075,583

Liabilities:
Payable for investments purchased	10,168,854
Payable for capital shares redeemed	11,545
Payable for collateral received on loaned securities	11,368,963
Manager fees payable	291,576
Administration fees payable	17,097
Distribution fees payable	104,134
Custodian fees payable	4,918
Administrative and compliance services fees payable	5,448
Other accrued liabilities	50,013

Total Liabilities	22,022,548

Net Assets	$523,053,035

Net Assets Consist of:
Capital	$510,239,904
Accumulated net investment income/(loss)	909,167
Accumulated net realized gains/(losses) from investment transactions	(76,777,413)
Net unrealized appreciation/(depreciation) on investments	88,681,377

Net Assets	$523,053,035

Shares of beneficial interest (unlimited number of shares authorized, no par value)	38,874,210
Net Asset Value (offering and redemption price per share)	$13.46

*	Includes securities on loan of $11,343,130.

Statement of Operations

For the Six Months Ended June 30, 2012

(Unaudited)

Investment Income:
Dividends	$3,121,801
Income from securities lending	233,341
Foreign withholding tax	(245)

Total Investment Income	3,354,897

Expenses:
Manager fees	2,099,146
Administration fees	100,306
Distribution fees	655,984
Custodian fees	11,228
Administrative and compliance services fees	8,552
Trustee fees	18,732
Professional fees	20,669
Shareholder reports	21,693
Other expenses	9,563

Total expenses before reductions	2,945,873
Less expenses voluntarily waived/reimbursed by the Manager	(262,390)
Less expenses paid indirectly	(9,948)

Net expenses	2,673,535

Net Investment Income/(Loss)	681,362

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	7,465,983
Change in unrealized appreciation/depreciation on investments	25,183,823

Net Realized/Unrealized Gains/(Losses) on Investments	32,649,806

Change in Net Assets Resulting From Operations	$33,331,168

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Statements of Changes in Net Assets

	AZL BlackRock Capital Appreciation Fund
	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$681,362	$287,205
Net realized gains/(losses) on investment transactions	7,465,983	35,470,256
Change in unrealized appreciation/depreciation on investments	25,183,823	(83,154,004)

Change in net assets resulting from operations	33,331,168	(47,396,543)

Capital Transactions:
Proceeds from shares issued	35,933,434	61,278,627
Value of shares redeemed	(23,830,912)	(99,064,010)

Change in net assets resulting from capital transactions	12,102,522	(37,785,383)

Change in net assets	45,433,690	(85,181,926)
Net Assets:
Beginning of period	477,619,345	562,801,271

End of period	$523,053,035	$477,619,345

Accumulated net investment income/(loss)	$909,167	$227,805

Share Transactions:
Shares issued	2,628,706	4,515,834
Shares redeemed	(1,749,850)	(7,213,121)

Change in shares	878,856	(2,697,287)

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Capital Appreciation Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2012		Year Ended December 31,
			2011	2010		2009		2008	2007
	(Unaudited)
Net Asset Value, Beginning of Period	$12.57		$13.83	$11.73		$8.66		$13.61	$12.27

Investment Activities:
Net Investment Income/(Loss)	0.01		0.01	(0.01)		0.01		0.01	(0.01)
Net Realized and Unrealized Gains/(Losses) on Investments	0.88		(1.27)	2.24		3.06		(4.96)	1.35

Total from Investment Activities	0.89		(1.26)	2.23		3.07		(4.95)	1.34

Dividends to Shareholders From:
Net Investment Income	—		—	(0.01)		—	(a)	—	—
Net Realized Gains	—		—	(0.12)		—		—	—
Return of Capital	—		—	—	(a)	—		—	—

Total Dividends	—		—	(0.13)		—	(a)	—	—

Net Asset Value, End of Period	$13.46		$12.57	$13.83		$11.73		$8.66	$13.61

Total Return(b)	7.08	%(c)	(9.11)%	19.20%		35.46%		(36.37)%	10.92%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$523,053		$477,619	$562,801		$489,930		$99,344	$62,264
Net Investment Income/(Loss)(d)	0.26%		0.05%	(0.06)%		0.11%		0.08%	(0.11)%
Expenses Before Reductions(d)(e)	1.12%		1.13%	1.13%		1.15%		1.20%	1.18%
Expenses Net of Reductions(d)	1.02%		1.02%	1.00%		1.07%		1.16%	1.16%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	1.02%		1.02%	1.00%		1.07%		1.19%	1.18%
Portfolio Turnover Rate	38	%(c)	81%	80	%(g)	80	%(h)	175%	76%

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(g)	Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after afund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolioturnover rate would have been 81%.

(h)	Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after afund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolioturnover rate would have been 102%.

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL BlackRock Capital Appreciation Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Capital Appreciation Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2012 are presented on the Fund’s Schedule of Portfolio Investments (“Schedule”). The average outstanding amount of securities on loan was $18.3 million for the period ended June 30, 2012.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Capital Appreciation Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $23,129 during the period ended June 30, 2012. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Fund may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2012, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2012, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Capital Appreciation Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and BlackRock Capital Management, Inc. (“BlackRock Capital”), BlackRock Capital provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2013.

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL BlackRock Capital Appreciation Fund	0.80%	1.20%

*	The Manager voluntarily reduced the management fee to 0.70% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2012, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Capital Appreciation Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $3,116 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting and a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Capital Appreciation Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$514,103,049	$—	$—	$514,103,049
Securities Held as Collateral for Securities on Loan	—	11,368,963	—	11,368,963
Unaffiliated Investment Company	10,328,589	—	—	10,328,589

Total Investment Securities	$524,431,638	$11,368,963	$—	$535,800,601

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL BlackRock Capital Appreciation Fund	$211,810,177	$198,910,134

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $448,861,670. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$112,354,905
Unrealized depreciation	(25,415,974)

Net unrealized appreciation	$86,938,931

As of the end of their tax year ended December 31, 2011, the following Portfolios have capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Capital Appreciation Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

CLCFs subject to expiration:

	Short-term Amount	Expires
AZL BlackRock Capital Appreciation Fund	$15,585,941	12/31/2015
	64,272,929	12/31/2016

During the year ended December 31, 2011, the Fund utilized $37,020,237 in CLCFs to offset capital gains.

During the year ended December 31, 2011 there were no dividends paid to shareholders.

As of the latest tax year end December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL BlackRock Capital Appreciation Fund	$227,805	$(79,858,870)	$59,113,028	$(20,518,037)

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2012.

7.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

14

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL® BlackRock Global Allocation Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Consolidated Schedule of Portfolio Investments

Consolidated Statement of Assets and Liabilities

Consolidated Statement of Operations

Consolidated Statement of Changes in Net Assets

Consolidated Financial Highlights

Consolidated Notes to the Financial Statements

Other Information

Approval of Investment Advisory and Subadvisory Agreements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL BlackRock Global Allocation Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Beginning Account Value 1/10/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/10/12 - 6/30/12	Annualized Expense Ratio During Period** 1/10/12 - 6/30/12
$1,000.00	$1,009.00	$5.38	1.13%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period**^ 1/1/12 - 6/30/12
$1,000.00	$1,019.24	$5.39	1.13%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.
^	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of the days in the most recent fiscal half-year divided by the number of the days in fiscal year (to reflect one half-year period). Information shown reflects values using the expense ratios for the 173 days of operations during the period, and has been annualized to reflect values for the period January 1, 2012 to June 30, 2012.

Portfolio Composition

(Unaudited)

Investments	Percent of net assets+
U.S. Treasury Obligations	21.4%
Sovereign Bonds	11.3
Financials	10.4
Information Technology	10.3
Energy	9.0
Health Care	8.3
Industrials	6.3
Materials	5.4
Consumer Staples	4.1
Consumer Discretionary	4.0
Telecommunication Services	4.0

Investments	Percent of net assets+
Utilities	2.4%
Mutual Funds	2.2
Exchange Traded Funds	2.1
Securities Held as Collateral for Securities on Loan	1.8
Purchased Put Options	0.3
Collateralied Mortgage Obligations	0.1
Unaffiliated Investment Company	0.1
Purchased Call Options	0.0

Total	103.5%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks (56.8%):
Aerospace & Defense (1.0%):
11,104	Boeing Co. (The)	$825,027
6,238	General Dynamics Corp.	411,459
691	L-3 Communications Holdings, Inc.	51,141
2,727	Precision Castparts Corp.	448,564
6,463	Safran SA	239,854
16,949	Spirit AeroSystems Holdings, Inc., Class A*	403,895
16,640	United Technologies Corp.	1,256,819

		3,636,759

Auto Components (0.7%):
5,600	AISIN SEIKI Co., Ltd.	186,388
449	Autoliv, Inc.	24,542
3,274	BorgWarner, Inc.*	214,742
24,400	Bridgestone Corp.	559,786
63,406	Cheng Shin Rubber Industry Co., Ltd.	160,418
3,900	Delphi Automotive plc*	99,450
8,200	DENSO Corp.	279,254
12,800	Futaba Industrial Co., Ltd.*	67,280
6,923	Johnson Controls, Inc.	191,836
1,100	Lear Corp.	41,503
334	Mando Corp.	49,756
19,900	Toyota Industries Corp.	568,662

		2,443,617

Automobiles (1.2%):
3,513	Bayerische Motoren Werke AG (BMW)	254,503
9,000	Daihatsu Motor Co., Ltd.	157,694
5,664	Daimler AG, Registered Shares	254,691
64,000	Dongfeng Motor Corp., H Shares	99,774
41,954	Ford Motor Co.	402,339
75,000	Fuji Heavy Industries, Ltd.	605,506
19,603	General Motors Co.*	386,571
114,000	Guangzhou Automobile Group Co., Ltd., H Shares*	95,945
18,300	Honda Motor Co., Ltd.	637,593
1,841	Hyundai Motor Co.	377,726
38,600	Suzuki Motor Corp.	791,365
96,000	Yulon Motor Co., Ltd.	170,833

		4,234,540

Beverages (0.7%):
4,164	Coca-Cola Co. (The)	325,583
1,861	Constellation Brands, Inc., Class A*	50,359
33,013	DE Master Blenders 1753 NV*	378,989
10,197	Diageo plc, Sponsored ADR	1,051,005
2,830	Dr Pepper Snapple Group, Inc.	123,813
2,025	Fomento Economico Mexicano SAB de C.V., Sponsored ADR	180,731

Shares		Fair Value

Common Stocks, continued
Beverages, continued
28,000	Kirin Holdings Co., Ltd.	$330,063

		2,440,543

Biotechnology (0.5%):
724	Amgen, Inc.	52,881
4,371	BioMarin Pharmaceutical, Inc.*	173,004
3,289	CSL, Ltd.	133,371
13,694	Gilead Sciences, Inc.*	702,228
2,040	United Therapeutics Corp.*	100,735
11,000	Vertex Pharmaceuticals, Inc.*	615,120

		1,777,339

Building Products (0.0%):
885,531	Yuanda China Holdings, Ltd.	97,964

Capital Markets (0.7%):
651	Ameriprise Financial, Inc.	34,021
37,146	Bank of New York Mellon Corp. (The)	815,355
6,212	Goldman Sachs Group, Inc. (The)	595,482
4,821	Northern Trust Corp.	221,863
13,894	State Street Corp.	620,228
27,960	UBS AG, Registered Shares	327,096

		2,614,045

Chemicals (2.3%):
43,000	Asahi Kasei Corp.	233,322
9,058	BASF SE	629,326
213,460	China BlueChemical, Ltd., H shares	122,069
15,897	Dow Chemical Co. (The)	500,755
10,966	E.I. du Pont de Nemours & Co.	554,551
902	Eastman Chemical Co.	45,434
23,148	FMC Corp.	1,237,955
11,700	Hitachi Chemical Co., Ltd.	183,384
8,100	JSR Corp.	140,546
17,100	Kuraray Co., Ltd.	221,393
6,180	Lanxess AG	389,764
2,337	Monsanto Co.	193,457
8,374	Orica, Ltd.	213,102
32,573	Potash Corp. of Saskatchewan, Inc.	1,423,114
576	PPG Industries, Inc.	61,125
1,955	Praxair, Inc.	212,567
185,200	PTT Global Chemical PCL	326,412
2,530	Samsung Fine Chemicals Co., Ltd.	133,335
14,400	Shin-Etsu Chemical Co., Ltd.	792,387
3,088	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	171,909
1,100	Syngenta AG, Registered Shares	375,660
115,000	Ube Industries, Ltd.	266,959

		8,428,526

continued

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Commercial Banks (1.7%):
10,792	Banco do Brasil SA	$104,524
2,927	Bank of Nova Scotia	151,670
12,647	BNP Paribas SA*(a) (b)	—
19,787	BNP Paribas SA	763,729
13,000	DBS Group Holdings, Ltd.	143,534
6,213	DnB NOR ASA	61,839
66,656	HSBC Holdings plc	587,642
124,299	Intesa Sanpaolo	177,757
140,398	Lloyds Banking Group plc*	69,047
62,000	Oversea-Chinese Banking Corp., Ltd.	433,244
139,870	Sberbank	376,997
58,400	Siam Commercial Bank Public Co., Ltd.	273,031
6,550	Societe Generale*	154,405
14,200	Sumitomo Mitsui Financial Group, Inc.	468,530
1,000	Toronto-Dominion Bank (The)	78,286
22,663	U.S. Bancorp	728,842
8,000	United Overseas Bank, Ltd.	118,917
42,029	Wells Fargo & Co.	1,405,450

		6,097,444

Communications Equipment (1.1%):
87,643	Cisco Systems, Inc.	1,504,830
31,718	Juniper Networks, Inc.*	517,321
5,873	Motorola Solutions, Inc.	282,550
32,498	QUALCOMM, Inc.	1,809,489

		4,114,190

Computers & Peripherals (2.7%):
10,924	Apple, Inc.*	6,379,616
29,156	Dell, Inc.*	365,033
38,256	EMC Corp.*	980,501
8,493	Fusion-io, Inc.*^	177,419
21,691	Hewlett-Packard Co.	436,206
17,390	NetApp, Inc.*	553,350
20,857	SanDisk Corp.*	760,863
1,248	Western Digital Corp.*	38,039

		9,691,027

Construction & Engineering (0.3%):
21,000	JGC Corp.	607,923
9,842	KBR, Inc.	243,196
7,000	Kinden Corp.	45,966
48,000	Okumura Corp.	173,364
46,000	Toda Corp.	143,558

		1,214,007

Consumer Finance (0.3%):
5,837	American Express Co.	339,772
4,474	Capital One Financial Corp.	244,549
12,189	Discover Financial Services	421,495

		1,005,816

Shares		Fair Value

Common Stocks, continued
Containers & Packaging (0.0%):
4,575	Crown Holdings, Inc.*	$157,792
Diversified Financial Services (0.9%):
112,889	Bank of America Corp.	923,432
45,532	Citigroup, Inc.	1,248,032
49,217	ING Groep NV*	332,005
25,014	JPMorgan Chase & Co.	893,750

		3,397,219

Diversified Telecommunication Services (2.6%):
66,136	AT&T, Inc.	2,358,410
169,408	BT Group plc	561,485
3,712	CenturyLink, Inc.	146,587
224,000	China Telecom Corp., Ltd., H Shares	98,263
90,000	China Unicom (Hong Kong), Ltd.	113,074
71,503	Chunghwa Telecom Co., Ltd.	225,290
14,002	Chunghwa Telecom Co., Ltd., ADR	440,083
53,187	Deutsche Telekom AG, Registered Shares	583,380
1,050	KT Corp.	27,777
15,264	KT Corp., Sponsored ADR	201,180
13,100	Nippon Telegraph & Telephone Corp.	608,769
113,641	PT Telekomunikasi Indonesia Tbk	99,004
181,000	Singapore Telecommunications, Ltd.	473,416
791	Swisscom AG, Registered Shares^	318,099
43,046	Telecom Egypt	94,500
87,109	Telecom Italia SpA	85,827
28,264	Telefonica Brasil SA, ADR	699,251
196,200	Telekom Malaysia Berhad	350,013
56,207	Telstra Corp., Ltd.	212,947
2,504	Telus Corp.	150,417
27,964	Verizon Communications, Inc.	1,242,720
2,700	Ziggo NV*	86,309

		9,176,801

Electric Utilities (1.0%):
11,000	American Electric Power Co., Inc.	438,900
33,150	Cheung Kong Infrastructure Holdings, Ltd.	199,704
20,305	Companhia Energetica de Minas Gerais SA, Sponsored ADR	374,018
2,621	Exelon Corp.	98,602
1,140,787	Federal Hydrogenerating Co. (RusHydro)	24,413
114,388	Federal Hydrogenerating Co. (RusHydro)*	274,322

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Electric Utilities, continued
12,896	NextEra Energy, Inc.	$887,374
3,355	Pampa Energia SA, Sponsored ADR*^	13,923
13,930	PPL Corp.	387,393
29,613	Scottish & Southern Energy plc	645,512
8,013	Southern Co. (The)	371,002

		3,715,163

Electrical Equipment (0.3%):
48,604	Dongfang Electric Corp., Ltd., H Shares	99,123
9,604	Rockwell Automation, Inc.	634,440
323,247	Shanghai Electric Group Co., Ltd., H Shares	133,118
10,200	Sumitomo Electric Industries, Ltd.	126,839

		993,520

Electronic Equipment, Instruments & Components (0.7%):
88,715	Corning, Inc.	1,147,085
36,000	Hitachi, Ltd.	221,446
48,379	Hon Hai Precision Industry Co., Ltd.	145,953
19,900	HOYA Corp.	438,555
6,400	Murata Manufacturing Co., Ltd.	335,796
14,000	Nippon Electric Glass Co., Ltd.	83,284
4,800	TDK Corp.	194,863
1,600	TE Connectivity, Ltd.	51,056

		2,618,038

Energy Equipment & Services (1.0%):
724	Diamond Offshore Drilling, Inc.^	42,810
13,002	Halliburton Co.	369,127
957	Helmerich & Payne, Inc.	41,610
18,371	McDermott International, Inc.*	204,653
14,692	National-Oilwell Varco, Inc.	946,753
20,217	Schlumberger, Ltd.	1,312,286
1,491	Technip-Coflexip SA	155,568
5,519	Tenaris SA, ADR^	192,999
2,200	Transocean, Ltd.	98,406
16,878	Weatherford International, Ltd.*	213,169

		3,577,381

Food & Staples Retailing (0.5%):
1,158	BIM Birlesik Magazalar AS	47,861
13,395	CVS Caremark Corp.	625,948
1,680	Kroger Co. (The)	38,959
17,950	Wal-Mart Stores, Inc.	1,251,474

		1,964,242

Shares		Fair Value

Common Stocks, continued
Food Products (1.2%):
751	Bunge, Ltd.	$47,118
1,995	ConAgra Foods, Inc.	51,730
40,971	Cosan, Ltd., Class A Shares	519,922
12,996	General Mills, Inc.	500,866
2,958	H.J. Heinz Co.	160,856
6,603	Hillshire Brands Co.	191,409
9,709	Mead Johnson Nutrition Co.	781,672
18,040	Nestle SA, Registered Shares	1,076,508
28,514	SLC Agricola SA	276,734
6,272	Unilever NV*(a) (b)	—
7,451	Unilever NV	249,348
2,755	Unilever NV, NYS	91,879
4,878	Unilever plc	163,919
3,046	Unilever plc, Sponsored ADR	102,742

		4,214,703

Gas Utilities (0.2%):
104,000	China Resources Gas Group, Ltd.	179,600
129,000	Tokyo Gas Co., Ltd.	658,935

		838,535

Health Care Equipment & Supplies (0.6%):
5,100	Covidien plc	272,850
7,745	Essilor International SA Cie Generale d’Optique	719,348
20,458	Hologic, Inc.*	369,062
17,887	Medtronic, Inc.	692,763
4,000	Terumo Corp.	164,364

		2,218,387

Health Care Providers & Services (2.3%):
19,624	Aetna, Inc.	760,822
8,143	AmerisourceBergen Corp.	320,427
918	Cardinal Health, Inc.	38,556
6,190	CIGNA Corp.	272,360
1,075	Coventry Health Care, Inc.	34,174
4,226	DaVita, Inc.*	415,035
4,863	Express Scripts Holding Co.*	271,501
9,175	Fresenius Medical Care AG & Co., KGaA	649,316
5,716	Fresenius SE & Co. KGaA	592,626
28,137	HCA Holdings, Inc.	856,209
10,811	HealthSouth Corp.*	251,464
5,708	Humana, Inc.	442,028
62,128	Life Healthcare Group Holdings Pte, Ltd.	237,081
5,994	McKesson, Inc.	561,938
34,700	NMC Health plc*	103,898
59,000	Raffles Medical Group, Ltd.	103,387
1,970	Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	2,472
101,997	Sinopharm Group Co., H Shares	282,431

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Health Care Providers & Services, continued
16,809	UnitedHealth Group, Inc.	$983,326
9,079	Universal Health Services, Inc., Class B	391,850
205	Vanguard Health Systems, Inc.*	1,822
11,156	WellPoint, Inc.	711,641

		8,284,364

Hotels, Restaurants & Leisure (0.2%):
13,035	International Game Technology	205,301
5,263	McDonald’s Corp.	465,934
837	Wyndham Worldwide Corp.	44,143

		715,378

Household Durables (0.3%):
32,311	Cyrela Brazil Realty SA Empreendimentos e Participacoes	238,125
1,300	Garmin, Ltd.	49,777
55,330	MRV Engenharia e Participacoes SA	254,856
36,456	PulteGroup, Inc.*	390,079
3,200	Rinnai Corp.	220,514

		1,153,351

Household Products (0.5%):
7,425	Colgate-Palmolive Co.	772,942
16,200	Procter & Gamble Co. (The)	992,250

		1,765,192

Independent Power Producers & Energy Traders (0.4%):
30,755	AES Corp. (The)*	394,587
27,481	Calpine Corp.*	453,711
130,000	China Resources Power Holdings Co.	267,656
258,000	Huaneng Power International, Inc., H Shares	194,959
8,627	Tractebel Energia SA	158,131

		1,469,044

Industrial Conglomerates (1.9%):
5,602	3M Co.	501,939
138,219	Beijing Enterprises Holdings, Ltd.	834,297
68,000	Fraser & Neave, Ltd.	379,062
116,552	General Electric Co.	2,428,944
31,078	Hutchison Whampoa, Ltd.	268,799
58,000	Keppel Corp., Ltd.	475,389
21,215	Koninklijke Philips Electronics NV*(a) (b)	—
22,855	Koninklijke Philips Electronics NV^	451,852
2,929	LG Corp.	142,261

Shares		Fair Value

Common Stocks, continued
Industrial Conglomerates, continued
12,305	Siemens AG, Registered Shares	$1,034,162
590,100	Tianjin Development Holdings, Ltd.*	300,271

		6,816,976

Insurance (2.1%):
12,853	ACE, Ltd.	952,793
43,100	AIA Group, Ltd.	148,611
3,616	Allstate Corp. (The)	126,885
17,359	Amlin plc	96,340
5,092	Arch Capital Group, Ltd.*	202,102
31,658	AXA SA	423,649
1,033	Axis Capital Holdings, Ltd.	33,624
2,206	Berkshire Hathaway, Inc., Class B*	183,826
5,920	Chubb Corp. (The)	431,094
1,682	CNA Financial Corp.	46,625
5,864	Endurance Specialty Holdings, Ltd.	224,709
13,435	Fidelity National Financial, Inc., Class A	258,758
2,381	Lincoln National Corp.	52,073
8,411	MetLife, Inc.	259,479
22,700	MS&AD Insurance Group Holdings, Inc.	397,402
1,302	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	183,669
14,500	Ping An Insurance Group Co. of China, H Shares	117,014
2,757	Platinum Underwriters Holdings, Ltd.	105,042
7,751	Progressive Corp. (The)	161,453
3,692	Prudential Financial, Inc.	178,804
625	Reinsurance Group of America, Inc.	33,256
2,771	RenaissanceRe Holdings, Ltd.	210,624
11,900	Sony Financial Holdings, Inc.	194,692
36,900	Tokio Marine Holdings, Inc.	927,983
877	Torchmark Corp.	44,332
9,457	Travelers Cos., Inc. (The)	603,735
1,680	UnumProvident Corp.	32,138
32,907	XL Group plc	692,363
1,058	Zurich Insurance Group AG	238,794

		7,561,869

Internet & Catalog Retail (0.0%):
1,003	Expedia, Inc.	48,214

Internet Software & Services (0.6%):
8,054	eBay, Inc.*	338,349
3,021	Google, Inc., Class A*	1,752,391
593	Yahoo! Japan Corp.	191,947

		2,282,687

continued

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
IT Services (1.1%):
800	Accenture plc, Class A	$48,072
498	Alliance Data Systems Corp.*^	67,230
1,577	Amdocs, Ltd.*	46,868
1,616	Cognizant Technology Solutions Corp., Class A*	96,960
1,725	Fidelity National Information Services, Inc.	58,788
9,065	International Business Machines Corp.	1,772,933
1,527	MasterCard, Inc., Class A	656,778
8,345	Visa, Inc., Class A	1,031,692
1,745	Western Union Co.	29,386

		3,808,707

Leisure Equipment & Products (0.2%):
16,895	Mattel, Inc.	548,074

Life Sciences Tools & Services (0.5%):
11,100	Agilent Technologies, Inc.	435,564
7,627	Life Technologies Corp.*	343,139
1,243	Mettler-Toledo International, Inc.*	193,722
8,204	PerkinElmer, Inc.	211,663
6,950	Thermo Fisher Scientific, Inc.	360,774
4,489	Waters Corp.*	356,741

		1,901,603

Machinery (0.7%):
1,401	CNH Global NV*	54,443
61,000	CSR Corp., Ltd., H Shares	47,735
2,100	Fanuc, Ltd.	345,089
60,823	Fiat Industrial SpA*(a) (b)	—
60,823	Fiat Industrial SpA*(a) (b)	—
67,563	Fiat Industrial SpA	665,685
64,000	Haitian International Holdings, Ltd.	63,572
51,957	Invensys plc	181,334
65,000	Kubota Corp.	599,981
7,256	Navistar International Corp.*	205,853
4,211	PACCAR, Inc.	165,029
565	Parker Hannifin Corp.	43,437
35,000	SembCorp Marine, Ltd.	133,675
4,937	SKF AB, B Shares	97,712

		2,603,545

Media (0.9%):
47,721	Comcast Corp., Class A	1,525,640
1,863	DISH Network Corp., Class A	53,189
6,984	Eutelsat Communications	214,701
5,015	Kabel Deutschland Holding AG*	312,047
155	Liberty Global, Inc., Class A*	7,693
836	McGraw-Hill Cos., Inc. (The)	37,620
32,000	Singapore Press Holdings, Ltd.	98,838

Shares		Fair Value

Common Stocks, continued
Media, continued
4,648	Time Warner Cable, Inc.	$381,601
600	Toho Co., Ltd.	10,366
4,030	Viacom, Inc., Class B	189,490
3,680	Walt Disney Co. (The)	178,480
33,330	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA^	98,790

		3,108,455

Metals & Mining (2.5%):
5,037	Agnico-Eagle Mines, Ltd.	203,797
5,018	Alamos Gold, Inc.	78,391
27,115	Alcoa, Inc.	237,256
9,952	Anglo American plc	326,473
24,617	Antofagasta plc	422,422
12,953	Barrick Gold Corp.	486,644
10,836	BHP Billiton plc	309,388
14,432	BHP Billiton, Ltd.	470,342
7,660	Detour Gold Corp.	154,359
38,356	Eldorado Gold Corp.	472,572
8,640	Freeport-McMoRan Copper & Gold, Inc.	294,365
24,921	Glencore International plc^	115,758
29,934	Goldcorp, Inc.	1,124,920
13,196	Katanga Mining, Ltd.	8,557
7,500	Kinross Gold Corp.	61,125
34,347	Kinross Gold Corp.	280,432
15,785	Newcrest Mining, Ltd.	367,345
16,171	Newmont Mining Corp.	784,455
33,144	Osisko Mining Corp.	227,950
151,667	Polyus Gold International, Ltd.*	474,991
497	POSCO	158,718
2,204	POSCO, Sponsored ADR	177,290
4,316	Randgold Resources, Ltd., ADR	388,483
7,259	Rio Tinto plc	346,630
8,248	Rio Tinto, Ltd.	484,714
15,797	Silver Wheaton Corp.^	423,992
11,026	Stillwater Mining Co.*^	94,159
1,193	Teck Resources, Ltd., Class B	36,911

		9,012,439

Multi-Utilities (0.4%):
1,404	Ameren Corp.	47,090
10,883	CMS Energy Corp.	255,751
4,596	Dominion Resources, Inc.	248,184
70,714	National Grid plc	748,362

		1,299,387

Multiline Retail (0.0%):
1,080	Macy’s, Inc.	37,098

Office Electronics (0.2%):
14,300	Canon, Inc.	572,719

continued

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Oil, Gas & Consumable Fuels (7.2%):
661	Alliance Resource Partners LP^	$37,095
16,512	Anadarko Petroleum Corp.	1,093,094
9,467	Apache Corp.	832,055
54,179	BG Group plc	1,108,749
64,349	BP plc	431,080
14,426	BP plc, Sponsored ADR	584,830
6,010	Cabot Oil & Gas Corp.	236,794
14,759	Canadian Natural Resources, Ltd.	396,279
17,716	Chevron Corp.	1,869,038
45,174	China Shenhua Energy Co. Ltd., H Shares	159,610
6,062	Cobalt International Energy, Inc.*	142,457
735	ConocoPhillips	41,072
38,241	CONSOL Energy, Inc.	1,156,408
12,825	Denbury Resources, Inc.*	193,786
19,648	Devon Energy Corp.	1,139,388
33,735	Eni SpA	719,834
20,163	Exxon Mobil Corp.	1,725,348
21,997	Genel Energy plc*	211,403
4,004	Hess Corp.	173,974
114	INPEX Corp.	639,241
22,774	KazMunaiGas Exploration Production, GDR, Registered Shares	385,830
31,843	Marathon Oil Corp.	814,226
33,059	Marathon Petroleum Corp.	1,485,010
838	Murphy Oil Corp.	42,143
23,549	Occidental Petroleum Corp.	2,019,798
41,983	Petroleo Brasileiro SA, Sponsored ADR	761,572
39,821	Phillips 66*	1,323,650
994,355	PT Bumi Resources Tbk	119,852
24,000	PTT PCL	245,500
17,949	QEP Resources, Inc.	537,932
71,994	Quicksilver Resources, Inc.*^	390,207
11,537	Royal Dutch Shell plc, Sponsored ADR	777,940
6,250	SM Energy Co.	306,937
16,223	Statoil ASA	388,117
34,143	Suncor Energy, Inc.	987,591
15,401	Talisman Energy, Inc.	176,586
10,788	Total SA	486,774
15,051	Total SA, Sponsored ADR^	676,542
8,017	Tupras-Turkiye Petrol Rafinerileri AS	172,050
1,986	Valero Energy Corp.	47,962
19,421	Whiting Petroleum Corp.*	798,592

		25,836,346

Shares		Fair Value

Common Stocks, continued
Paper & Forest Products (0.0%):
5,824	International Paper Co.	$168,372

Personal Products (0.2%):
913	Herbalife, Ltd.	44,125
67,056	Hypermarcas SA*	395,017
5,200	Kao Corp.	143,443

		582,585

Pharmaceuticals (3.6%):
957	Abbott Laboratories	61,698
5,794	Allergan, Inc.	536,351
4,900	Astellas Pharma, Inc.	214,072
21,299	AstraZeneca plc	951,891
964	AstraZeneca plc, Sponsored ADR	43,139
9,772	Bayer AG	704,531
27,624	Bristol-Myers Squibb Co.	993,083
5,400	Eli Lilly & Co.	231,714
1,013	GlaxoSmithKline plc, Sponsored ADR	46,162
32,940	Johnson & Johnson Co.^	2,225,426
22,000	Kyowa Hakko Kogyo Co., Ltd.^	226,076
35,299	Merck & Co., Inc.	1,473,733
10,000	Mitsubishi Tanabe Pharma Corp.	143,716
17,950	Mylan, Inc.*	383,592
6,628	Novartis AG, Registered Shares	369,846
3,273	Perrigo Co.	385,985
87,510	Pfizer, Inc.	2,012,730
2,590	Roche Holding AG	447,270
7,293	Sanofi	552,946
891	Sanofi, Sponsored ADR	33,662
20,522	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	809,388
3,300	Valeant Pharmaceuticals International, Inc.*	147,807

		12,994,818

Professional Services (0.1%):
25,105	Qualicorp SA*	217,397

Real Estate Investment Trusts (REITs) (0.5%):
8,190	American Tower Corp.	572,563
179,465	Link REIT (The)	733,754
1,965	Simon Property Group, Inc.	305,872

		1,612,189

Real Estate Management & Development (0.9%):
8,012	Brookfield Asset Management, Inc., Class A	265,197
167,000	CapitaLand, Ltd.	360,606
18,000	Cheung Kong Holdings, Ltd.	222,204
11,000	Daiwa House Industry Co., Ltd.	156,193

continued

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Real Estate Management & Development, continued
178,000	Global Logistic Properties, Ltd.*	$296,616
2,845	IRSA Inversiones y Representaciones SA, Sponsored ADR	20,171
22,667	LSR Group OJSC, GDR, Registered Shares	97,401
13,000	Mitsui Fudosan Co., Ltd.	252,231
61,907	St. Joe Co. (The)*^	978,750
15,323	Sun Hung Kai Properties, Ltd.	181,833
45,441	Wharf Holdings, Ltd. (The)	252,641

		3,083,843

Road & Rail (0.7%):
33,875	Asciano, Ltd.	152,328
4,642	Canadian Pacific Railway, Ltd.	340,073
649	Canadian Pacific Railway, Ltd.	47,645
13,200	East Japan Railway Co.	828,906
95,315	Guangshen Railway Co., Ltd., H Shares	28,599
8,617	Union Pacific Corp.	1,028,094
6,000	West Japan Railway Co.	247,177

		2,672,822

Semiconductors & Semiconductor Equipment (1.2%):
975	Analog Devices, Inc.	36,728
31,739	Applied Materials, Inc.	363,729
1,300	ASML Holding NV, NYS	66,846
28,500	Freescale Semiconductor Holdings I, Ltd.*^	292,125
29,273	Infineon Technologies AG	198,452
59,653	Intel Corp.	1,589,752
824	KLA-Tencor Corp.	40,582
4,000	ROHM Co., Ltd.	153,889
1,317	Samsung Electronics Co., Ltd.	1,396,496
120,836	Taiwan Semiconductor Manufacturing Co., Ltd.*	330,911

		4,469,510

Software (2.3%):
62,930	Activision Blizzard, Inc.	754,531
1,916	Adobe Systems, Inc.*	62,021
22,533	CA, Inc.	610,419
818	Check Point Software Technologies, Ltd.*	40,564
36,404	Electronic Arts, Inc.*	449,589
792	Intuit, Inc.	47,005
74,369	Microsoft Corp.	2,274,948
2,600	Nintendo Co., Ltd.	303,436
114,081	Oracle Corp.	3,388,206
21,257	Symantec Corp.*	310,565

		8,241,284

Shares		Fair Value

Common Stocks, continued
Specialty Retail (0.1%):
660	Ross Stores, Inc.	$41,230
5,660	Yamada Denki Co., Ltd.	288,942
104,334	Zhongsheng Group Holdings, Ltd.^	126,962

		457,134

Textiles, Apparel & Luxury Goods (0.1%):
739	Coach, Inc.	43,217
2,889	LVMH Moet Hennessy Louis Vuitton SA	440,265

		483,482

Tobacco (0.6%):
13,817	Altria Group, Inc.	477,377
8,400	British American Tobacco Malaysia Berhad	148,819
5,062	British American Tobacco plc	257,606
2,056	Lorillard, Inc.	271,289
9,540	Philip Morris International, Inc.	832,461

		1,987,552

Trading Companies & Distributors (0.6%):
24,542	Adani Enterprises, Ltd.	98,697
38,500	Mitsubishi Corp.	777,599
70,900	Mitsui & Co., Ltd.	1,052,122
15,600	Sumitomo Corp.	218,293

		2,146,711

Transportation Infrastructure (0.2%):
615,711	Delta Topco, Ltd.*(b)	380,017
120,970	Jiangsu Expressway Co., Ltd., Series H	113,500
22,165	Novorossiysk Commercial Sea Trade Port, GDR, Registered Shares*^	140,193
653,953	Tianjin Port Development Holdings, Ltd.	76,633

		710,343

Water Utilities (0.1%):
6,936	American Water Works Co., Inc.	237,766

Wireless Telecommunication Services (1.4%):
27,271	America Movil SAB de C.V., ADR, Series L	710,682
417,800	Axiata Group Berhad	722,119
3,879	Crown Castle International Corp.*	227,542
90,590	Far EasTone Telecommunications Co., Ltd.	196,342
71	KDDI Corp.	458,060
78,000	M1, Ltd.	157,871
23,978	MetroPCS Communications, Inc.*	145,067

continued

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Wireless Telecommunication Services, continued
434	Millicom International Cellular SA, SDR	$40,963
564	NTT DOCOMO, Inc.	938,773
2,587	Philippine Long Distance Telephone Co., Sponsored ADR	164,533
920	Rogers Communications, Inc., Class B	33,363
6,624	Rogers Communications, Inc., Class B	239,855
113,875	Vodafone Group plc	319,896
18,759	Vodafone Group plc, Sponsored ADR	528,629

		4,883,695

Total Common Stocks (Cost $203,125,669)		204,442,549

Preferred Stocks (0.9%):
Automobiles (0.2%):
4,878	Volkswagen AG, Preferred Shares, 3.06%	773,270

Commercial Banks (0.5%):
9,820	Citigroup Capital XIII, Preferred Shares, 0.49%, Callable 10/30/15 @ 25	267,988
19,548	GMAC Capital Trust I, Preferred Shares, Series 2, 0.51%, Callable 2/15/16 @ 25	470,129
10,033	HSBC Holdings plc, Preferred Shares, Series 2, 0.50%, Callable 12/15/15 @ 25	272,697
22,069	Itau Unibanco Holding SA, Preferred Shares, 0.02%	308,474
5,605	Royal Bank of Scotland Group plc, Preferred Shares, Series T, 0.45%, Callable 12/31/12 @ 25	110,138
6,300	Royal Bank of Scotland Group plc, Sponsored ADR, Preferred Shares, Series M, 0.40%, Callable 8/13/12 @ 25	110,376
4,409	U.S. Bancorp, Preferred Shares, Series G, 0.35%, Callable 4/15/17 @ 25	120,719
9,797	U.S. Bancorp, Preferred Shares, Series F, 0.41%, Callable 1/15/22 @ 25	279,998

		1,940,519

Food & Staples Retailing (0.2%):
13,500	Companhia Brasileira de Destribuicao Grupo Pao de Acucar, Preferred Shares, 0.11%	533,425

Total Preferred Stocks (Cost $3,290,159)		3,247,214

Shares		Fair Value

Warrant (0.0%):
Paper & Forest Products (0.0%):
157,250	TFS Corp., Ltd.(b)	$—

Total Warrants (Cost $—)		—

Convertible Preferred Stocks (0.6%):
Aerospace & Defense (0.1%):
3,220	United Technologies Corp.,	169,662

Automobiles (0.1%):
8,579	General Motors Co., Series B, 0.59%	284,823

Commercial Banks (0.0%):
135	Wells Fargo & Co., Series L, Class A, 18.75%	151,875

Electric Utilities (0.2%):
5,822	Nextera Energy, Inc.,	298,377
4,750	PPL Corp., 1.09%	253,983
4,820	PPL Corp., 1.19%	256,472

		808,832

Health Care Providers & Services (0.0%):
3,155	Omnicare Capital Trust II, Series B, 0.50%, Callable 8/15/12 @ 50	138,031

Oil, Gas & Consumable Fuels (0.1%):
274	Chesapeake Energy Corp., Series A, 14.38%(c)	233,243

Real Estate Investment Trusts (REITs) (0.1%):
4,700	Health Care REIT, Inc., Series I, 0.81%	253,800

Total Convertible Preferred Stocks (Cost $2,105,143)		2,040,266

Convertible Bonds (2.1%):
Biotechnology (0.1%):
$90,000	Gilead Sciences, Inc., Series B, 0.63%, 5/1/13	122,850
316,000	Gilead Sciences, Inc., 1.63%, 5/1/16	408,825

		531,675

Diversified Financial Services (0.6%):
1,370,000	Dana Gas Sukuk, Ltd., Series DANA, 7.50%, 10/31/12	931,600
2,000,000	Wharf Finance (2014), Ltd., 2.30%, 6/7/14	254,070
50,000,000	Zeus (Cayman), 8/19/13	614,677
20,000,000	Zeus Cayman II, Series REGS, 8/18/16(d)	241,116

		2,041,463

Diversified Telecommunication Services (0.0%):
100,000	Portugal Telecom International Finance, Series PTC, 4.13%, 8/28/14	119,254

continued

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Principal Amount		Fair Value

Convertible Bonds, continued
Food & Staples Retailing (0.1%):
$500,000	Olam International, Ltd., 6.00%, 10/15/16	$519,000

Food Products (0.1%):
400,000	REI Agro, Ltd., Series REGS, 5.50%, 11/13/14(d)	272,280

Health Care Equipment & Supplies (0.2%):
561,000	Hologic, Inc., Series 2010, 2.00%, 12/15/37(e)	590,453

Metals & Mining (0.1%):
200,000	Tata Steel, Ltd., 1.00%, 9/5/12	245,000

Pharmaceuticals (0.2%):
367,000	Mylan, Inc., 3.75%, 9/15/15	631,240

Real Estate Management & Development (0.6%):
500,000	CapitaLand, Ltd., 2.10%, 11/15/16	393,636
500,000	CapitaLand, Ltd., Series CAPL, 3.13%, 3/5/18	413,475
1,000,000	CapitaLand, Ltd., Series CAPL, 2.95%, 6/20/22	754,830
300,000	Pyrus, Ltd., Series REGS, 7.50%, 12/20/15	310,350
500,000	Ying Li International Real Estate, Ltd., 4.00%, 3/3/15(d)	349,662

		2,221,953

Software (0.1%):
136,000	Electronic Arts, Inc., 0.75%, 7/15/16 (a)	119,000
80,000	Take-Two Interactive Software, Inc., 4.38%, 6/1/14	92,400
342,000	Take-Two Interactive Software, Inc., 1.75%, 12/1/16(c)	299,250
		510,650

Total Convertible Bonds (Cost $8,155,801)		7,682,968

Corporate Bonds (1.2%):
Capital Markets (0.1%):
100,000	Ford Motor Credit Co. LLC, 7.00%, 4/15/15	111,138
100,000	Ford Motor Credit Co. LLC, 6.63%, 8/15/17	113,747

		224,885

Commercial Banks (0.1%):
183,000	Ally Financial, Inc., 4.50%, 2/11/14	185,516

Principal Amount		Fair Value

Corporate Bonds, continued
Commercial Banks, continued
$250,000	JPMorgan Chase Bank NA, 0.80%, 6/13/16(e)	$232,837
24,000	NB Capital Trust II, 7.83%, 12/15/26, Callable 8/16/12 @ 101.96	24,060

		442,413

Communications Equipment (0.1%):
186,000	Hughes Satellite Systems, 6.50%, 6/15/19	197,625
60,000	Hughes Satellite Systems, 7.63%, 6/15/21	65,250

		262,875

Construction Materials (0.1%):
75,000	Building Materials Corp., 6.88%, 8/15/18, Callable 8/15/14 @ 103.44(c)	79,687
290,000	Texas Industries, Inc., 9.25%, 8/15/20, Callable 8/15/15 @ 104.63	290,000

		369,687

Diversified Financial Services (0.1%):
500,000	Citigroup Funding, Inc., Series E, 11/27/12, MTN	496,520

Electric Utilities (0.0%):
150,000	EquiPower Resources Holdings LLC, 6.50%, 12/29/18(c) (e)	149,859

Health Care Equipment & Supplies (0.0%):
30,000	DJO Finance LLC/ DJO Finance Corp., 9.75%, 10/15/17, Callable 10/15/13 @ 107.31	21,450

Health Care Providers & Services (0.1%):
117,000	DaVita, Inc., 6.38%, 11/1/18, Callable 11/1/13 @ 104.78	120,802
82,000	DaVita, Inc., 6.63%, 11/1/20, Callable 11/1/14 @ 104.97	85,485

		206,287

Industrial Conglomerates (0.1%):
218,000	General Electric Capital Corp., Series A, 5.63%, 5/1/18, MTN	250,600

IT Services (0.1%):
213,000	SunGard Data Systems, Inc., 7.38%, 11/15/18, Callable 11/15/13 @ 105.53	228,442

continued

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Principal Amount		Fair Value

Corporate Bonds, continued
Oil, Gas & Consumable Fuels (0.2%):
$405,000	Consol Energy, Inc., 8.00%, 4/1/17, Callable 4/1/14 @ 104	$420,187
156,000	Linn Energy LLC / Linn Energy Finance Corp., 7.75%, 2/1/21, Callable 9/15/15 @ 103.88	163,020
22,000	Phillips 66, 2.95%, 5/1/17(a)	22,607
325,000	Reliance Holdings USA, Inc., 4.50%, 10/19/20(c)	305,430

		911,244

Thrifts & Mortgage Finance (0.1%):
239,000	American Express Credit Co., 2.38%, 3/24/17, MTN	244,959

Transportation Infrastructure (0.1%):
601,995	Delta Topco, Ltd., 10.00%, 11/24/60(b) (d)	614,559

Total Corporate Bonds (Cost $4,400,865)		4,423,780

Foreign Bonds (11.2%):
Media (0.0%):
100,000	Nara Cable Funding, Ltd., 8.88%, 12/1/18, Callable 12/1/13 @ 108.88(c)	110,081

Metals & Mining (0.1%):
150,000	New World Resources BV, Series REGS, 7.88%, 5/1/18, Callable 5/1/14 @ 103.94	180,304

Pharmaceuticals (0.0%):
100,000	Capsugel FinanceCo SCA, 9.88%, 8/1/19, Callable 8/1/14 @ 107.41(c)	135,387

Sovereign Bonds (11.1%):
980,000	Australian Government, Series 129, 5.50%, 12/15/13	1,046,257
1,822,000	Australian Government, Series 124, 5.75%, 5/15/21	2,270,737
500,000	Australian Government, Series 128, 5.75%, 7/15/22	630,634
3,250,000	Australian Government, Series 133, 5.50%, 4/21/23	4,041,224
723,000	Brazil Nota do Tesouro Nacional, Series NTNB, 5/15/15	832,292
4,120,000	Brazil Nota do Tesouro Nacional, Series NTNF, 1/1/17	2,101,520

Principal Amount		Fair Value

Foreign Bonds, continued
Sovereign Bonds, continued
$4,336,000	Brazil Nota do Tesouro Nacional, Series NTNF, 1/1/21	$2,164,325
2,651,024	Bundesrepublik Deutschland, Series 2007, 4.25%, 7/4/17	3,945,056
2,090,362	Bundesrepublik Deutschland, Series 9, 3.50%, 7/4/19	3,072,369
1,353,000	Canada Treasury Bill, Series 364, 8/2/12(f)	1,328,261
453,000	Canada Treasury Bill, 8/30/12(c)	444,419
1,483,000	Canada Treasury Bill, 9/27/12(c)	1,453,917
428,000	Canadian Government, 4.00%, 6/1/16	465,199
674,000	Canadian Government, 1.50%, 3/1/17	669,762
520,000	Canadian Government, 3.50%, 6/1/20	584,757
1,950,000	Hong Kong Government, 4.13%, 2/22/13	257,845
4,050,000	Hong Kong Government, 2.03%, 3/18/13	529,064
1,150,000	Hong Kong Government, 1.67%, 3/24/14	151,975
3,350,000	Hong Kong Government, 3.51%, 12/8/14	466,271
1,950,000	Hong Kong Government, 1.69%, 12/22/14	260,337
70,000,000	Japan Treasury Bill, Series 277, 8/6/12(f)	875,798
70,000,000	Japan Treasury Bill, Series 278, 11/9/12(f)	875,572
4,405,000	Malaysian Government, Series 0109, 2.51%, 8/27/12	1,387,213
1,335,000	Malaysian Government, Series 0108, 3.46%, 7/31/13	422,882
123,457,000	Mexican Cetes, Series BI, 7/26/12	922,667
29,250,700	Mexican Cetes, Series BI, 8/23/12	217,840
1,250,000	Poland Government Bond, Series CPI, 3.00%, 8/24/16	490,757
925,000	Singapore Treasury Bill, Series 91, 7/26/12(f)	730,297

continued

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Principal Amount		Fair Value

Foreign Bonds, continued
Sovereign Bonds, continued
$1,425,000	Singapore Treasury Bill, Series 91, 8/2/12(f)	$1,125,019
45,000	Switzerland Government, 2.00%, 4/28/21	53,314
355,000	United Kingdom Treasury Note, 4.00%, 9/7/16	633,042
2,738,000	United Kingdom Treasury Note, 4.75%, 3/7/20	5,339,574

		39,790,196

Total Foreign Bonds (Cost $39,929,813)		40,215,968

Yankee Dollars (1.8%):
Commercial Banks (0.7%):
400,000	Banco Bradesco (Cayman), 4.50%, 1/12/17(a)	416,720
275,000	Banco Estado Chile, 2.03%, 4/2/15	280,201
220,000	Banco Santander Chile, 2.51%, 2/14/14(c) (e)	216,573
290,000	Bank of Nova Scotia, 2.55%, 1/12/17	301,308
230,000	Nordea Bank AB, 3.13%, 3/20/17(c)	230,982
209,000	Oversea-Chinese Banking Corp., 1.63%, 3/13/15(c)	209,613
351,000	Rabobank Nederland — Utrecht, 3.38%, 1/19/17	361,245
254,000	Toronto-Dominion Bank (The), 2.38%, 10/19/16	260,836
200,000	UBS AG Stamford CT, Series BKNT, 5.88%, 12/20/17,	223,401

		2,500,879

Diversified Financial Services (0.1%):
200,000	CSG Guernsey I, Ltd., Series REGS, 7.88%, 2/24/41,(e)	190,200

Industrial Conglomerates (0.1%):
200,000	Hutchison Whampoa International 11, Ltd., 3.50%, 1/13/17(c)	207,381

Metals & Mining (0.1%):
130,000	Evraz Group SA, 9.50%, 4/24/18(c)	139,620
147,000	FMG Resources August 2006, 6.00%, 4/1/17(c)	147,735

		287,355

Oil, Gas & Consumable Fuels (0.4%):
240,000	Bumi Investment Pte, Ltd., 10.75%, 10/6/17(c)	237,000

Principal Amount		Fair Value

Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued
$191,100	Odebrecht Drilling VIII/IX, 6.35%, 6/30/21(c)	$200,177
475,000	OGX Austria GmbH, 8.50%, 6/1/18(c)	422,750
272,000	Petrobras International Finance Co., 3.50%, 2/6/17	279,204
227,000	Petroleos Mexicanos, 6.00%, 3/5/20	262,525
100,000	TNK-BP Finance SA, Series 2, 7.50%, 7/18/16,(c)	111,130
100,000	TNK-BP Finance SA, 6.63%, 3/20/17(c)	108,630

		1,621,416

Pharmaceuticals (0.0%):
150,000	Hypermarcas SA, 6.50%, 4/20/21(a)	144,000

Real Estate Management & Development (0.1%):
200,000	Sun Hung Kai Properties, Series E, 4.50%, 2/14/22,	199,230

Road & Rail (0.1%):
255,862	Inversiones Alsacia SA, 8.00%, 8/18/18(d)	247,337
87,000	Viterra, Inc., 5.95%, 8/1/20(c)	95,284

		342,621

Sovereign Bonds (0.1%):
457,000	Netherlands Government, 1.00%, 2/24/17(c)	453,879
91,000	Republic of Poland, 5.00%, 3/23/22	99,326

		553,205

Wireless Telecommunication Services (0.1%):
274,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21	289,755

Total Yankee Dollars (Cost $6,311,834)		6,336,042

Private Placements (0.4%):
Commercial Banks (0.1%):
460,000	National Australia Bank(c)	459,107
200,000	Vnesheconombank(c)	201,514

		660,621

Diversified Financial Services (0.1%):
200,000	Odebrecht Finance, Ltd.(c)	198,060

Paper & Forest Products (0.1%):
425,000	TFS Corp., Ltd. Callable 7/15/15 @ 108(d)	403,750

Tobacco (0.1%):
223,000	B.A.T. International Finance plc Callable 6/7/17 @ 25(c)	222,706

Total Private Placements (Cost $1,489,966)		1,485,137

continued

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares or Principal Amount		Fair Value

Collateralized Mortgage Obligation (0.1%):
$299,417	Banc of America Large Loan, Inc., Series 2010, Class HLTN, 1.99%, 11/15/13(c) (e)	$283,703

Total Collateralized Mortgage Obligation (Cost $280,562)		283,703

U.S. Treasury Obligations (21.3%):
U.S. Treasury Bills (14.5%)
2,000,000	0.00%, 7/5/12(f)	1,999,994
5,050,000	0.00%, 7/19/12 (f)	5,049,904
1,000,000	0.00%, 7/26/12 (f)	999,975
24,750,000	0.00%, 8/2/12 (f)	24,748,985
3,160,000	0.00%, 8/16/12 (f)	3,159,823
1,000,000	0.00%, 8/23/12 (f)	999,935
9,040,000	0.00%, 9/6/12 (f)	9,038,879
4,595,000	0.00%, 9/13/12 (f)	4,594,279
1,645,000	0.00%, 9/20/12 (f)	1,644,735

		52,236,509

U.S. Treasury Notes (6.8%)
397,800	0.63%, 7/31/12	397,956
1,028,300	2.38%, 2/28/15	1,082,045
3,063,800	2.50%, 3/31/15	3,239,968
3,550,000	2.25%, 3/31/16	3,775,205
660,400	0.88%, 1/31/17	666,127
769,000	0.63%, 5/31/17	765,456
1,905,000	1.38%, 9/30/18	1,950,244
6,064,600	3.50%, 5/15/20	7,086,109
3,253,400	2.63%, 8/15/20	3,580,520
564,700	2.00%, 11/15/21	585,479
1,375,800	1.75%, 5/15/22	1,386,978

		24,516,087

Total U.S. Treasury Obligation (Cost $76,453,736)		76,752,596

Exchange Traded Funds (2.1%):
2,762	ETFS Physical Palladium Shares	158,345
2,332	ETFS Platinum Trust	332,683
116,760	iShares Gold Trust	1,816,786
34,101	SPDR Gold Trust	5,292,134

Total Exchange Traded Funds (Cost $7,893,018)		7,599,948

Mutual Fund (0.0%):
53,190	VinaLand, Ltd.	25,011

Total Mutual Funds (Cost $35,126)		25,011

Contracts		Fair Value

Purchased Put Options (0.3%):
16	On Brazil Bovespa Index, Strike @ 389 Exp. 12/14/12	$68,205
15	On Brazil Bovespa Index OTC, Strike @ 479 Exp. 11/19/12	60,200
239	On Conocophillips, Strike @ 70 Exp. 1/21/13	114,720
344	On Consol Enerergy, Strike @ 29 Exp. 10/22/12	79,120
26,710	On Eurusd Fx 1.20 Put 06/03/13, Strike @ 1 Exp. 6/4/13	89,784
17,400	On Eurusd Fx 1.31 Put 11/01/12, Strike @ 1 Exp. 11/2/12	97,706
23	On KOSPI Index, Strike @ 244 Exp. 12/13/13	41,961
9,709	On Mead Johnson Nutrition Co., Strike @ 80 Exp. 8/20/12	17,452
3,503	On Russell 2000 Index, Strike @ 751 Exp. 7/23/12	13,714
517	On Russell 2000 Index, Strike @ 808 Exp. 8/20/12	16,355
516	On Russell 2000 Index, Strike @ 805 Exp. 10/22/12	25,036
1,144	On Russell 2000 Index OTC, Strike @ 754 Exp. 11/19/12	39,767
1,137	On Russell 2000 Index OTC, Strike @ 759 Exp. 12/24/12	49,712
18	On S&P 500 Index, Strike @ 315 Exp. 7/23/12	11,610
18	On S&P 500 Index, Strike @ 350 Exp. 7/23/12	26,370
18	On S&P 500 Index, Strike @ 325 Exp. 8/20/12	39,600
54	On S&P 500 Index, Strike @ 300 Exp. 8/20/12	80,190
18	On S&P 500 Index, Strike @ 320 Exp. 9/24/12	56,700
18	On S&P 500 Index, Strike @ 325 Exp. 9/24/12	59,220
18	On S&P 500 Index, Strike @ 325 Exp. 12/24/12	108,900

Total Purchased Put Options (Cost $1,915,954)		1,096,322

Purchased Call Options (0.1%):
60	On DAX Index, Strike @ 259 Exp. 9/24/12	1,539

continued

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Contracts		Fair Value

Purchased Call Options, continued
50	On Gold corp., Inc., Strike @ 40 Exp. 10/22/12	$9,825
128	On Intel Corp., Strike @ 27 Exp. 7/23/12	5,824
476	On S&P 500 Index, Strike @ 410 Exp. 8/20/12	3,790
232	On S&P 500 Index, Strike @ 412 Exp. 8/20/12	1,750
6	On S&P 500 Index, Strike @ 425 Exp. 9/24/12	7,590
159	On SPDR Gold Trust, Strike @ 157 Exp. 7/23/12	26,950
68	On SPDR Gold Trust, Strike @ 160 Exp. 8/20/12	14,246
67	On SPDR Gold Trust, Strike @ 165 Exp. 9/24/12	14,606
71	On SPDR Gold Trust, Strike @ 175 Exp. 12/24/12	22,010
49	On Taiwan Stock Exchange, Strike @ 57 Exp. 12/19/13	27,750
75	On Taiwan Stock Exchange, Strike @ 249 Exp. 12/19/13	36,579

Total Purchased Call Options (Cost $355,122)		172,459

Shares or Principal Amount		Fair Value

Securities Held as Collateral for Securities on Loan (1.8%):
$6,406,284	Allianz Variable Insurance Products Securities Lending Collateral Trust(g)	$6,406,284

Total Securities Held as Collateral for Securities on Loan (Cost $6,406,284)		6,406,284

Unaffiliated Investment Company (0.0%):
80,434	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(e)	80,434

Total Unaffiliated Investment Company (Cost $80,434)		80,434

Total Investment Securities (Cost $362,229,486)(h) — 100.7%		362,290,681
Net other assets (liabilities) — (0.7)%		(4,442,834)

Net Assets — 100.0%		$357,847,847

Percentages indicated are based on net assets as of June 30, 2012.

ADR—American Depositary Receipt

GDR—Global Depository Receipt

LIBOR—Represents the London InterBank Offered Rate

MTN—Medium Term Note

NYS—New York Shares

SDR—Swedish Depositary Receipt

*	Non-income producing security

^	This security or a partial position of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $6,357,692.

(a)	Security issued in connection with a pending litigation settlement.

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2012. The total of all such securities represent 0.28% of the net assets of the fund.

(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(d)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2012, these securities represent 0.07% of the net assets of the Fund.

(e)	Variable rate security. The rate presented represents the rate in effect at June 30, 2012. The date presented represents the final maturity date.

(f)	The rate represents the effective yield at June 30, 2012.

(g)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2012.

(h)	See Federal Tax Information listed in the Notes to the Financial Statements.

continued

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2012:

Country	Percentage
Argentina	—	%^
Australia	3.0
Bermuda	0.4
Brazil	2.8
British Virgin Islands	0.1
Canada	3.7
Cayman Islands	0.6
Chile	0.2
China	0.4
Egypt	—^
France	1.3
Germany	3.7
Guernsey	0.1
Hong Kong	1.5
India	0.2
Indonesia	0.1
Ireland (Republic of)	0.4
Israel	0.2
Italy	0.4
Japan	6.1
Jersey	0.5
Kazakhstan	0.1
Luxembourg	0.3

Country	Percentage
Malaysia	0.8%
Mexico	0.6
Netherlands	1.1
Norway	0.1
Panama	0.1
Philippines	—	^
Poland	0.2
Portugal	—	^
Republic of Korea (South)	0.7
Russian Federation	0.2
Singapore	2.1
South Africa	0.1
Sweden	0.1
Switzerland	1.2
Taiwan	0.5
Thailand	0.2
Turkey	0.1
United Arab Emirates	—	^
United Kingdom	4.8
United States	61.0

	100.0%

^	Represents less than 0.05%.

continued

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Futures Contracts

Cash of $2,080,375 has been segregated to cover margin requirements for the following open contracts as of June 30, 2012:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Hang Seng Index July Futures	Long	7/31/12	3	376,059	$9,944
MSCI Taiwan Index July Futures	Long	7/31/12	76	1,925,840	67,186
SGX MSCI Singapore July Index Future	Long	7/31/12	2	104,896	3,194
Yen Denominated NIKKEI 225 September Future	Long	9/14/12	8	455,706	21,062
ASX SPI 200 September Future	Long	9/21/12	1	103,788	(1,968)
S&P/Toronto Stock Exchange 60 Index September Future	Long	9/21/12	1	129,967	1,791
CAC40 10 Euro September Future	Long	9/24/12	6	241,912	13,601
FTSE 100 Index September Futures	Long	9/24/12	2	172,969	1,960
German Stock Index September Future	Short	9/24/12	(10)	2,028,109	(19,064)
S&P 500 E-Mini September Future	Long	9/24/12	27	1,831,140	48,948

Total					$146,654

Written Put Options (-0.13%)
Number of Contracts		Fair Value
(16)	On Brazil Bovespa Index, Strike @ 392 Exp. 12/14/12	$(23,996)
(15)	On Brazil Bovespa Index OTC, Strike @ 46,467 Exp. 11/16/12	(19,323)
(239)	On Conocophillips, Strike @ 55 Exp. 1/19/13	(31,070)
(344)	On Consol Energy, Strike @ 24 Exp. 10/20/12	(29,412)
(26,710)	On Eurusd Fx 1.09 Put 06/03/13, Strike @ 1 Exp. 6/03/13	(37,308)
(17,400)	On Eurusd Fx 1.165 Put 11/1/12, Strike @ 1 Exp. 11/01/12	(11,989)
(50)	On Gold corp., Inc., Strike @ 36 Exp. 10/22/12	(11,975)
(128)	On Intel Corp., Strike @ 25 Exp. 7/21/12	(2,496)
(143)	On Mattel, Inc., Strike @ 25 Exp. 1/19/13	(7,150)
(9,709)	On Mead Johnson Nutrition Co., Strike @ 60 Exp. 1/17/14	(35,618)
(3,503)	On Russell 2000 Index, Strike @ 636 Exp. 7/23/12	(157)
(516)	On Russell 2000 Index, Strike @ 730 Exp. 10/22/12	(11,863)
(1,144)	On Russell 2000 Index OTC, Strike @ 677 Exp. 11/16/12	(19,303)
(1,137)	On Russell 2000 Index OTC, Strike @ 681 Exp. 12/21/12	(26,384)
(476)	On S&P 500 Index, Strike @ 1,241 Exp. 8/17/12	(3,868)
(24)	On S&P 500 Index, Strike @ 1,175 Exp. 9/22/12	(20,760)
(18)	On S&P 500 Index, Strike @ 1,200 Exp. 12/22/12	(53,640)
(390)	On S&P 500 Index, Strike @ 1,150 Exp. 12/20/13	(33,688)
(49)	On Taiwan Stock Exchange, Strike @ 5,759 Exp. 12/18/13	(18,977)
(75)	On Taiwan Stock Exchange, Strike @ 6,525 Exp. 12/18/13	(50,997)

Total Written Put Options (Premiums received $(774,247))		$(449,974)

Written Call Options (-0.20%)
Number of Contracts		Fair Value
Written Call Options (-0.20%)
(97)	On Activision Blizzard, Inc., Strike @ 13 Exp. 1/19/13	$(7,663)
(271)	On Alcoa, Inc., Strike @ 10 Exp. 1/19/13	(11,382)
(19)	On Apple, Inc., Strike @ 450 Exp. 1/19/13	(275,928)
(16)	On Brazil Bovespa Index, Strike @ 64,668 Exp. 12/12/12	(6,753)
(344)	On Consol Energy, Strike @ 35 Exp. 10/20/12	(29,412)
(60)	On DAX Index, Strike @ 7,828 Exp. 9/21/12	(276)
(43)	On Dell, Inc., Strike @ 15 Exp. 1/19/13	(1,527)
(52)	On EMC Corp./Mass, Strike @ 25 Exp. 1/19/13	(13,416)
(17,400)	On Eurusd Fx 1.37 Call 11/01/12, Strike @ 1 Exp. 11/02/12	(5,847)
(26,710)	On Eurusd Fx 1.40 Call 06/03/13, Strike @ 1 Exp. 6/04/13	(36,408)
(50)	On Gold corp., Inc., Strike @ 48 Exp. 10/20/12	(1,725)
(61)	On HCA Holdings, Strike @ 30 Exp. 9/22/12	(13,878)
(19)	On IBM, Strike @ 200 Exp. 1/19/13	(16,720)
(2,300)	On Mattel, Inc., Strike @ 33 Exp. 1/18/13	(3,681)
(30)	On Mattel, Inc., Strike @ 35 Exp. 1/19/13	(3,150)
(9,709)	On Mead Johnson Nutrition Co., Strike @ 100 Exp. 1/18/13	(24,071)
(3,503)	On Russell 2000 Index, Strike @ 824 Exp. 7/23/12	(18,518)
(517)	On Russell 2000 Index, Strike @ 878 Exp. 8/20/12	(1,132)
(516)	On Russell 2000 Index, Strike @ 895 Exp. 10/22/12	(3,433)
(1,144)	On Russell 2000 Index OTC, Strike @ 852 Exp. 11/16/12	(24,127)
(1,137)	On Russell 2000 Index OTC, Strike @ 868 Exp. 12/21/12	(23,236)

continued

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Written Call Options, continued
Number of Contracts		Fair Value
(49)	On Sandisk Corp., Strike @ 40 Exp. 7/21/12	$(2,034)
(159)	On SPDR Gold Trust, Strike @ 172 Exp. 7/21/12	(1,431)
(68)	On SPDR Gold Trust, Strike @ 175 Exp. 8/18/12	(1,972)
(46)	On Universal Health Services, Strike @ 45 Exp. 10/20/12	(10,005)
(17)	On Valeant Pharmaceuticals International, Inc., Strike @ 50 Exp. 1/19/13	(6,630)

Number of Contracts		Fair Value
(58)	On Vertex Pharmaceuticals, Inc., Strike @ 35 Exp. 7/21/12	$(120,640)
(52)	On Vertex Pharmaceuticals, Inc., Strike @ 40 Exp. 1/19/13	(94,640)
(49)	On Whiting Petroleum Corp., Strike @ 53 Exp. 1/19/13	(6,860)

Total Written Call Options (Premiums received $(684,974))		$(766,492)

At June 30, 2012, the Fund’s open forward currency contracts were as follows:

Short Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Australian Dollar	JPMorgan Chase	7/12/12	1,356,831	1,327,585	1,386,814	(59,229)
Australian Dollar	UBS Warburg	7/12/12	285,021	278,750	291,319	(12,569)
Australian Dollar	Barclays Bank	7/26/12	505,025	512,812	515,476	(2,664)
Australian Dollar	UBS Warburg	8/2/12	1,811,480	1,816,190	1,847,696	(31,506)
Australian Dollar	Deutsche Bank	8/3/12	919,663	923,342	937,958	(14,616)
Brazilian Real	Barclays Bank	8/2/12	680,694	323,388	336,618	(13,230)
Brazilian Real	UBS Warburg	8/2/12	376,500	179,000	186,187	(7,187)
British Pound	JPMorgan Chase	7/12/12	645,800	1,009,760	1,011,227	(1,467)
British Pound	Deutsche Bank	7/20/12	623,300	964,058	975,975	(11,917)
British Pound	Deutsche Bank	7/26/12	955,900	1,505,542	1,496,743	8,799
British Pound	JPMorgan Chase	7/26/12	438,400	690,419	686,445	3,974
European Euro	Credit Suisse First Boston	7/12/12	477,600	600,085	604,362	(4,277)
European Euro	Deutsche Bank	7/12/12	683,660	853,413	865,114	(11,701)
European Euro	Credit Suisse First Boston	7/19/12	446,000	553,611	564,407	(10,796)
European Euro	Credit Suisse First Boston	7/19/12	446,000	549,262	564,407	(15,145)
European Euro	Credit Suisse First Boston	7/19/12	397,600	500,058	503,158	(3,100)
European Euro	Credit Suisse First Boston	7/12/12	390,430	488,119	494,056	(5,937)
European Euro	Credit Suisse First Boston	7/19/12	323,167	400,000	408,964	(8,964)
European Euro	Barclays Bank	7/20/12	236,612	300,033	299,431	602
European Euro	Barclays Bank	7/20/12	230,000	292,263	291,064	1,199
European Euro	JPMorgan Chase	7/20/12	1,076,315	1,367,668	1,362,073	5,595
European Euro	JPMorgan Chase	7/20/12	236,430	300,058	299,201	857
European Euro	UBS Warburg	7/26/12	498,788	623,605	631,245	(7,640)
European Euro	UBS Warburg	7/26/12	315,200	400,096	398,904	1,192
European Euro	UBS Warburg	8/2/12	748,182	935,467	946,929	(11,462)
Japanese Yen	Deutsche Bank	8/6/12	70,000,000	880,337	876,362	3,975
Japanese Yen	Deutsche Bank	11/9/12	70,000,000	881,601	877,690	3,911
Mexican Peso	JPMorgan Chase	7/26/12	2,204,000	166,673	164,826	1,847
Mexican Peso	JPMorgan Chase	7/26/12	5,732,700	432,021	428,719	3,302
Mexican Peso	JPMorgan Chase	7/26/12	4,409,000	333,826	329,727	4,099
Mexican Peso	Deutsche Bank	8/23/12	2,925,070	222,582	218,131	4,451
Mexican Peso	Credit Suisse First Boston	9/6/12	12,988,090	970,347	967,258	3,089
Mexican Peso	UBS Warburg	10/18/12	8,851,770	670,599	656,742	13,857

				23,013,060	23,190,125	(172,658)

continued

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Long Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
European Euro	Credit Suisse First Boston	7/19/12	998,785	1,254,531	1,263,949	9,418
Japanese Yen	Deutsche Bank	7/13/12	48,742,800	617,724	610,015	(7,709)
Japanese Yen	Credit Suisse First Boston	7/19/12	47,155,800	600,000	590,208	(9,792)
Japanese Yen	Credit Suisse First Boston	7/19/12	24,123,000	306,663	301,927	(4,736)
Japanese Yen	UBS Warburg	7/19/12	32,592,594	414,596	407,933	(6,663)
Mexican Peso	Credit Suisse First Boston	9/6/12	12,988,090	933,187	967,258	34,071
Mexican Peso	UBS Warburg	10/18/12	8,851,770	631,963	656,742	24,779
Singapore Dollar	HSBC	7/13/12	450,700	349,922	355,893	5,971
Singapore Dollar	JPMorgan Chase	7/13/12	1,250,160	970,583	987,183	16,600
Singapore Dollar	JPMorgan Chase	8/3/12	670,200	525,194	529,227	4,033

				6,604,363	6,670,335	65,972

Interest Rate Swap Agreements

At June 30, 2012, the Fund’s open interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Counterparty	Notional Amount ($)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	3-Month U.S. Dollar LIBOR BBA	1.29%	6/22/16	Deutsche Bank	2,256,834	1,517	—	1,517
Pay	3-Month U.S. Dollar LIBOR BBA	1.28%	6/22/16	UBS AG Stamford	5,657,456	2,771	—	2,770
Pay	3-Month U.S. Dollar LIBOR BBA	1.32%	6/22/16	Deutsche Bank	2,258,249	2,040	—	2,040

						6,328	—	6,327

Credit Default Swap Agreements—Sell Protection(a)

At June 30, 2012, the Fund’s open credit default swap agreements were as follows:

Underlying Instrument	Counterparty	Expiration Date	Implied Credit Spread at June 30, 2012 (%) (b)	Notional Amount ($)(c)	Fixed Rate (%)	Value ($)	Upfront Premiums Paid/(Received) ($)	Unrealized Appreciaton/ (Depreciation) ($)
CDX.NA.HY	JPMorgan Chase	6/20/17	5.97%	897,296	5.00	30,211	63,932	(33,721)
CDX.NA.HY	Deutsche Bank	6/20/17	5.97%	897,296	5.00	30,211	65,054	(34,843)

						60,422	128,986	(68,564)

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See accompanying notes to the financial statements.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets:
Investment securities, at cost	$362,229,486

Investment securities, at value*	$362,290,681
Cash	1,348
Segregated cash for collateral	2,080,375
Interest and dividends receivable	1,255,861
Foreign currency, at value (cost $49,933)	50,388
Unrealized appreciation on forward currency contracts	155,621
Unrealized appreciation on swap agreements	6,327
Receivable for capital shares issued	2,966,401
Receivable for investments sold	164,585
Premiums received on swap agreements	128,986
Reclaims receivable	32,786
Receivable for variation margin on futures contracts	114,427

Total Assets	369,247,786

Liabilities:
Written options (Premiums received $1,432,351)	1,216,466
Unrealized depreciation on forward currency contracts	262,307
Unrealized depreciation on swap agreements	68,564
Payable for capital shares redeemed	913,632
Payable for investments purchased	2,080,042
Payable for collateral received on loaned securities	6,406,284
Payable for variation margin on futures contracts	82,402
Manager fees payable	214,885
Administration fees payable	6,105
Distribution fees payable	71,628
Custodian fees payable	47,687
Administrative and compliance services fees payable	2,663
Other accrued liabilities	27,274

Total Liabilities	11,399,939

Net Assets	$357,847,847

Net Assets Consist of:
Capital	$356,714,822
Accumulated net investment income/(loss)	1,946,837
Accumulated net realized gains/(losses) from investment transactions	(1,116,867)
Net unrealized appreciation/(depreciation) on investments	303,055

Net Assets	$357,847,847

Shares of beneficial interest (unlimited number of shares authorized, no par value)	35,475,596
Net Asset Value (offering and redemption price per share)	$10.09

*	Includes securities on loan of $6,357,692

Consolidated Statement of Operations

For the Period Ended June 30, 2012

(Unaudited)

Investment Income:
Interest	$933,117
Dividends	2,934,354
Income from securities lending	44,692
Foreign withholding tax	(130,028)

Total Investment Income	3,782,135

Expenses:
Manager fees	1,209,213
Administration fees	35,375
Distribution fees	403,071
Custodian fees	132,842
Administrative and compliance services fees	5,208
Trustee fees	9,046
Professional fees	13,765
Shareholder reports	16,365
Other expenses	10,923

Total expenses before reductions	1,835,808
Less expenses paid indirectly	(510)

Net expenses	1,835,298

Net Investment Income/(Loss)	1,946,837

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(1,728,564)
Net realized gains/(losses) on futures contracts	(365,395)
Net realized gains/(losses) on options contracts	138,329
Net realized gains/(losses) on swap agreements	67,528
Net realized gains/(losses) on forward currency contracts	771,235
Change in unrealized appreciation/depreciation on investments	303,055

Net Realized/Unrealized Gains/(Losses) on Investments	(813,812)

Change in Net Assets Resulting From Operations	$1,133,025

For the Period January 10, 2012 (commencement of operations) to June 30, 2012.

See accompanying notes to the financial statements.

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Consolidated Statement of Changes in Net Assets

AZL BlackRock Global Allocation Fund
January 10, 2012 to June 30, 2012(a)
(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$1,946,837
Net realized gains/(losses) on investment transactions	(1,116,867)
Change in unrealized appreciation/depreciation on investments	303,055

Change in net assets resulting from operations	1,133,025

Capital Transactions:
Proceeds from shares issued	477,620,111
Value of shares redeemed	(120,905,289)

Change in net assets resulting from capital transactions	356,714,822

Change in net assets	357,847,847
Net Assets:
Beginning of period	—

End of period	$357,847,847

Accumulated net investment income/(loss)	$1,946,837

Share Transactions:
Shares issued	47,326,316
Shares redeemed	(11,850,720)

Change in shares	35,475,596

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Consolidated Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	January 10, 2012 to June 30, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.05
Net Realized and Unrealized Gains/(Losses) on Investments	0.04	(b)

Total from Investment Activities	0.09

Net Asset Value, End of Period	$10.09

Total Return(c)	0.90	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$357,838
Net Investment Income/(Loss)(e)	1.20%
Expenses Before Reductions(e)(f)	1.13%
Expenses Net of Reductions(e)	1.13%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e) (g)	1.13%
Portfolio Turnover Rate	26	%(d)

(a)	Period from commencement of operations.

(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL BlackRock Global Allocation Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Consolidation of Subsidiaries

The Fund’s primary vehicle for gaining exposure to the commodities markets is through investments in the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments.

As of June 30, 2012, the Fund’s aggregate investment in the Subsidiary was $7,677,478, representing 2.15% of the Fund’s net assets.

The Fund’s investments have been consolidated and include the portfolio holdings of the Subsidiary.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

22

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However,

23

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2012 are presented on the Fund’s Schedule of Portfolio Investments (“Schedule”). The average outstanding amount of securities on loan was $7.8 million for the period ended June 30, 2012.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $4,451 during the period ended June 30, 2012. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Fund may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2012, the Fund entered into forward currency contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The contract amount of forward currency contracts outstanding was $34.7 million as of June 30, 2012. The monthly average amount for these contracts was $23.7 million for the period ended June 30, 2012.

Futures Contracts

During the period ended June 30, 2012, the Fund used futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $7.2 million as of June 30, 2012. The monthly average notional amount for these contracts was $5.9 million for the period ended June 30, 2012.

24

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2012, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts — The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing put options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts — The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

Realized gains and losses are reported as “Net realized gains/(losses) from option transactions” on the Statement of Operations.

The Fund had the following transactions in purchased call and put options during the period ended June 30, 2012:

	Number of Contracts	Cost
Options outstanding at December 31, 2011	—	$—
Options purchased	370,154	4,049,843
Options exercised	(7)	(2,646)
Options expired	(234,504)	(312,421)
Options closed	(72,767)	(1,463,700)

Options outstanding at June 30, 2012	62,876	$2,271,076

The Fund had the following transactions in written call and put options during the period ended June 30, 2012:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2011	—	$—
Options written	(388,985)	(2,853,886)
Options exercised	170	46,805
Options expired	128,382	133,677
Options closed	133,851	1,214,183

Options outstanding at June 30, 2012	(126,582)	(1,459,221)

Swap Agreements

The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to market, interest rate and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be indentified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are recorded as realized

25

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The Fund bear the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Schedule of Portfolio Investments. The Fund is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as over-the-counter swap contracts, entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. During the period ended June 30, 2012, the Fund entered into interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). The notional amount of interest rate swaps outstanding was $10.2 million as of June 30, 2012. The monthly average notional amount for interest rate swaps was $12.5 million for the period ended June 30, 2012.

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss. During the period ended June 30, 2012, the Fund entered into credit default swaps to manage its exposure to the market or certain sectors of the

26

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The notional amount of credit default swaps outstanding was $1.8 million as of June 30, 2012. The monthly average notional amount for credit default swaps was $0.6 million for the period ended June 30, 2012.

Summary of Derivative Instruments

The following is a summary of the fair value of derivative instruments as of June 30, 2012:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*
Foreign Currency Contracts	Unrealized appreciation on forward currency contracts	$155,621	Unrealized depreciation on forward currency contracts	$262,307
Equity Contracts	Receivable for variation margin on futures contracts	167,686	Payable for variation margin on futures contracts	21,032
Credit Contracts	Unrealized appreciation on swap agreements	—	Unrealized depreciation on swap agreements	68,564
Interest Rate Contracts	Unrealized appreciation on swap agreements	6,327	Unrealized depreciation on swap agreements	—

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and

The following is a summary of the effect of derivative instruments on the Statements of Operations for the period ended June 30, 2012:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains (Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
Foreign Currency Contracts	Net realized gains/(losses) on forward currency contracts/change in unrealized appreciation/depreciation on investments	$771,235	$(106,686)
Equity Contracts	Net realized gains/(losses) on futures contracts/change in unrealized appreciation/depreciation on investments unrealized appreciation/ depreciation on investments	(365,395)	146,654
	Net realized gains/(losses) on options contracts/change in unrealized appreciation/depreciation on investments	138,329	(759,540)
Credit Contracts	Net realized gains/(losses) on swap agreements/change in unrealized appreciation/depreciation on investments	(6,581)	(68,564)
Interest Rate Contracts	Net realized gains/(losses) on swap agreements/change in unrealized appreciation/depreciation on investments	74,109	6,327

27

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2013.

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL BlackRock Global Allocation Fund	0.75%	1.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2012, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class

28

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $1,298 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting and a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

29

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yields, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Aerospace & Defense	$3,396,905	$239,854	$—	$3,636,759
Auto Components	572,073	1,871,544	—	2,443,617
Automobiles	788,910	3,445,630	—	4,234,540
Beverages	2,110,480	330,063	—	2,440,543
Biotechnology	1,643,968	133,371	—	1,777,339
Building Products	—	97,964	—	97,964
Capital Markets	2,286,949	327,096	—	2,614,045
Chemicals	4,400,867	4,027,659	—	8,428,526
Commercial Banks	2,468,772	3,628,672	—	6,097,444
Construction & Engineering	243,196	970,811	—	1,214,007
Diversified Financial Services	3,065,214	332,005	—	3,397,219
Diversified Telecommunication Services	5,238,648	3,938,153	—	9,176,801
Electric Utilities	2,571,212	1,143,951	—	3,715,163
Electrical Equipment	634,440	359,080	—	993,520
Electronic Equipment, Instruments & Components	1,198,141	1,419,897	—	2,618,038
Energy Equipment & Services	3,421,813	155,568	—	3,577,381
Food & Staples Retailing	1,916,381	47,861	—	1,964,242
Food Products	2,724,928	1,489,775	—	4,214,703
Gas Utilities	—	838,535	—	838,535
Health Care Equipment & Supplies	1,334,676	883,711	—	2,218,387
Health Care Providers & Services	6,313,154	1,971,210	—	8,284,364
Household Durables	932,837	220,514	—	1,153,351
Independent Power Producers & Energy Traders	1,006,430	462,614	—	1,469,044
Industrial Conglomerates	2,930,883	3,886,093	—	6,816,976
Insurance	4,833,715	2,728,154	—	7,561,869

30

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

	Level 1	Level 2	Level 3	Total
Investment Securities:
Internet Software & Services	$2,090,740	$191,947	$—	$2,282,687
Machinery	468,762	2,134,783	—	2,603,545
Media	2,373,713	734,742	—	3,108,455
Metals & Mining	6,010,649	3,001,790	—	9,012,439
Multi-Utilities	551,025	748,362	—	1,299,387
Office Electronics	—	572,719	—	572,719
Oil, Gas & Consumable Fuels	20,768,305	5,068,041	—	25,836,346
Personal Products	439,142	143,443	—	582,585
Pharmaceuticals	9,384,469	3,610,349	—	12,994,818
Real Estate Investment Trusts (REITs)	878,435	733,754	—	1,612,189
Real Estate Management & Development	1,264,118	1,819,725	—	3,083,843
Road & Rail	1,415,812	1,257,010	—	2,672,822
Semiconductors & Semiconductor Equipment	2,389,763	2,079,747	—	4,469,510
Software	7,937,848	303,436	—	8,241,284
Specialty Retail	41,230	415,904	—	457,134
Textiles, Apparel & Luxury Goods	43,217	440,265	—	483,482
Tobacco	1,581,127	406,425	—	1,987,552
Trading Companies & Distributors	—	2,146,711	—	2,146,711
Transportation Infrastructure	—	330,326	380,017	710,343
Wireless Telecommunication Services	2,049,671	2,834,024	—	4,883,695
All Other Common Stocks+	24,416,626	—	—	24,416,626
Preferred Stocks :
Automobiles	—	773,270	—	773,270
All Other Preferred Stocks+	2,473,944	—	—	2,473,944
Convertible Preferred Stocks:
Commercial Banks	—	151,875	—	151,875
Electric Utilities	552,360	256,472	—	808,832
Health Care Providers & Services	—	138,031	—	138,031
Oil, Gas & Consumable Fuels	—	233,243	—	233,243
All Other Convertible Preferred Stocks+	708,285	—	—	708,285
Collateralized Mortgage Obligations	—	283,703	—	283,703
Convertible Bonds	—	7,682,968	—	7,682,968
Corporate Bonds
Transportation Infrastructure	—	—	614,559	614,559
All Other Corporate Bonds+	—	3,809,221	—	3,809,221
Yankee Dollars	—	6,336,042	—	6,336,042
Private Placements	—	1,485,137	—	1,485,137
Foreign Bonds	—	40,215,968	—	40,215,968
U.S. Treasury Obligations	—	76,752,596	—	76,752,596
Exchange Traded Funds	7,599,948	—	—	7,599,948
Mutual Funds	—	25,011	—	25,011
Purchased Put Options	576,430	519,892	—	1,096,322
Purchased Call Options	101,051	71,407	—	172,458
Securities Held as Collateral for Securities on Loan	—	6,406,284	—	6,406,284
Unaffiliated Investment Company	80,435	—	—	80,435

Total Investment Securities	$152,231,697	$209,064,408	$994,576	$362,290,681

Other Financial Instruments:*
Futures Contracts	146,654	—	—	146,654
Credit Default Swaps	—	(68,564)	—	(68,564)
Interest Rate Swaps	—	6,327	—	6,327

31

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

	Level 1	Level 2	Level 3	Total
Other Financial Instruments:*
Forward Currency Contracts	$—	$(106,686)	$—	$(106,686)
Written Call Options	(619,011)	(147,481)	—	(766,492)
Written Put Options	(156,503)	(293,471)	—	(449,974)

Total Investments	$151,602,837	$208,454,533	$994,576	$361,051,946

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as swap agreements, futures contracts, forward contracts and options contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

	Quantitative Information about Level 3 Fair Value Measurements
Type of Assets	Fair Value at 06/30/2012	Valuation Basis at 06/30/2012	Valuation Technique(s)	Unobservable Input(s)	Range	Weighted Average
Investment Securities:
Common Stock:
Transportation Infrastructure:
Delta Topco, Ltd.	$380,017	Original cost	Market Transaction Method	Purchase Price	—	—
Corporate Bonds:
Transportation Infrastructure:
Delta Topco, Ltd.	$614,559	Original cost	Market Transaction Method	Purchase Price	—	—
Warrants:
Paper & Forest Products:
TFS Corp., Ltd.	$—	Valued at zero	Discount of the last traded price	Discount rate	—	—

Total Investment Securities	$994,576

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of December 31, 2011	Net realized gains/ (losses)	Change in unrealized appreciation/ (depreciation)	Gross purchases	Transfers in/ (out) of Level 3	Balance as of June 30, 2012
Investment Securities:
Common Stocks:
Transportation Infrastructure	$—	$—	$—	$380,017	$—	$380,017
Corporate Bonds
Transportation Infrastructure	—	—	—	614,559	—	614,559

Total Investment Securities	$—	$—	$—	$994,576	$—	$994,576

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL BlackRock Global Allocation Fund	$352,475, 232	$61,542,047

32

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

6.	Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At June 30, 2012, the Fund held restricted securities representing 0.7% of net assets, all of which have been deemed illiquid. The restricted illiquid securities held as of June 30, 2012 are presented in the Fund’s Schedule of Portfolio Investments.

(d)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. The illiquid securities held as of June 30, 2012 are identified below:

Security	Acquisition Date	Acquisition Cost	Shares	Fair Value	Percentage of Net Assets
Inversiones Alsacia SA	2/1/12	$233,669	255,862	$247,337	0.1%
TFS Corp., Ltd.	6/6/12	409,157	425,000	403,750	0.1%
Zeus Cayman II	1/25/12	245,754	20,000,000	241,116	0.1%
REI Agro, Ltd.	2/7/12	311,494	400,000	272,280	0.1%
Delta Topco, Ltd.	5/2/12	614,558	601,995	614,559	0.2%
Ying Li International Real Estate, Ltd.	1/18/12	365,142	500,000	349,662	0.1%

7.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $362,391,470. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$13,061,942
Unrealized depreciation	(13,162,731)

Net unrealized depreciation	$(100,789)

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

33

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

34

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Approval of Investment Advisory and Subadvisory Agreements (Unaudited)

The Allianz Variable Insurance Products Trust (the “Trust”) is a manager-of-managers fund. That means that the Trust’s Manager (“Allianz Investment Management LLC”) is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the decisions made for each of the Trust’s investment portfolios. The Trust’s Manager is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a Subadviser.

In reviewing the services provided by the Manager and the terms of the investment management agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds of the Trust are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

The Trust’s Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Trust’s Board reviews and considers the information provided by the Manager in deciding which investment advisers to select. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Trust’s Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b) Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Trustees. Funds which are on the watch list are subject to special scrutiny of the Manager and the Board of Trustees. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board of Trustees has subsequently approved new Subadvisory Agreements with such Subadvisers.

In assessing the Manager’s and Subadvisers’ (collectively, the “Advisory Organizations”), performance of their obligations, the Board considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.

As required by the Investment Company Act of 1940 (“1940 Act”), the Trust’s Board has reviewed and approved the Trust’s Investment Management Agreement with the Manager (the “Advisory Agreement”) and portfolio management agreements (the “Subadvisory Agreements”) with the Subadvisers. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund’s investment objectives and long term performance; the Advisory Organizations’ management philosophy, personnel, and processes, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considers the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, a Compliance Services Agreement, and a Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Trust pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its

35

affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the adviser’s service and fee. The Trust’s Board is aware of these factors and takes them into account in its review of the Trust’s advisory contracts.

The Board considered and weighed these circumstances in light of its experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s short- and long-term performance (in absolute terms as well as in relationship to its benchmark(s), certain competitor or “peer group” funds and similar funds managed by the particular Subadviser), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

The Board also receives financial information about Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits an Advisory Organization may derive from its relationship with the Funds.

The Advisory and Subadvisory Agreements (collectively, the “Agreements”) were most recently considered at Board of Trustees meetings held in the fall of 2011. Information relevant to the approval of such Agreements was considered at a telephonic Board of Trustees meeting on October 19, 2011, and at an “in person” Board of Trustees meeting held October 26, 2011. The Agreements were approved at the Board meeting of October 26, 2011. At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2013. At the meeting held October 26, 2011, the Board of Trustees also authorized the creation of and approved the Advisory and Subadvisory Agreements for the AZL BlackRock Global Allocation Fund (the “BlackRock Fund”). In connection with such meetings, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval/continuance of the Agreements with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals/continuances. The independent (“disinterested”) Trustees also discussed the proposed approvals/continuances in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval and/or continuance of the Agreements, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreements on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC Rule requires that shareholder reports include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1)   The nature, extent and quality of services provided by the Manager and Subadvisers.   The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. As the Trust is a manager of managers fund, the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the decisions made for each of the Trust’s investment portfolios. The Trust’s Manager is responsible for determining, in the first instance, which investment advisers to consider recommending to the Board of Trustees for selection as a Subadviser.

The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

36

The Trustees considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds (including the BlackRock Fund) under the Agreements.

(2)   The investment performance of the Fund, the Manager and the Subadviser.   On October 26, 2011, the date the Board of Trustees approved the Advisory and Subadvisory Agreements for the BlackRock Fund, no historical performance information was available for the BlackRock Fund. The Trustees received extensive performance information on the existing comparable “retail” version of the BlackRock Fund. (The same Global Allocation Portfolio Management Team which manages the retail version of the BlackRock Fund will also manage the BlackRock Fund.) The performance information received included information for the previous quarter, and previous one, two, three, five, seven and ten-year periods.

At the Board of Trustees meeting held October 26, 2011, the Board of Trustees determined that the overall investment performance of the retail version of the BlackRock Fund was acceptable.

(3)  The costs of services to be provided and profits to be realized by the Manager and the Subadviser and their affiliates from their relationship with the Fund.   The Manager has supplied information to the Board of Trustees pertaining to the level of the investment advisory fee payable by the BlackRock Fund. The Manager reported that the BlackRock Fund’s advisory fee will be in the 50th percentile of its peer group. The Manager also reported that the estimated operating expenses for the BlackRock Fund puts it in the 72nd percentile of its peer group. The Manager has agreed to temporarily “cap” Fund expenses at certain levels.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2009 through June 30, 2011. The BlackRock Fund did not exist during this time period. The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund.

The Manager, on behalf of the Board of Trustees, endeavors to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvises. The BlackRock Fund was newly created, and no Subadviser profitability information was obtained. The Manager assured the Board of Trustees that the Agreements with the Subadvisers which are not affiliated with it were negotiated on an “arm’s length” basis, so that arguably, such profitability information should be less relevant.

Based upon the information provided, the Board concluded that the BlackRock Fund’s anticipated advisory fees, and anticipated expense ratios are not unreasonable, and determined that there was no evidence that the Manager’s level of profitability from its relationship with the BlackRock Fund would be excessive.

(4) and (5)  The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale.   The Trustees noted that the advisory fee schedule for the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels, although the Subadvisory Agreement does have such “breakpoints.” The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds.

37

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at a certain level, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the BlackRock Fund grows larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Agreements at a meeting to be held prior to December 31, 2012, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Fund’s advisory fee rate schedule was acceptable under such Fund’s circumstances.

38

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL® Columbia Mid Cap Value Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Mid Cap Value Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Columbia Mid Cap Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Columbia Mid Cap Value Fund	$1,000.00	$1,058.70	$5.53	1.08%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Columbia Mid Cap Value Fund	$1,000.00	$1,019.49	$5.42	1.08%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

Portfolio Composition

(Unaudited)

Investments	Percent of net assets+
Financials	29.8%
Utilities	13.3
Consumer Discretionary	11.2
Industrials	10.8
Energy	8.7
Information Technology	6.6
Health Care	6.1
Materials	5.7
Consumer Staples	5.0
Unaffiliated Investment Company	3.8
Securities Held as Collateral for Securities on Loan	2.7
Telecommunication Services	0.8
Exchange Traded Funds	0.6

Total	105.1%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Mid Cap Value Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks (98.0%):
Auto Components (1.3%):
26,876	Allison Transmission Holdings, Inc.^	$471,943
8,900	BorgWarner, Inc.*	583,751
33,132	Tenneco, Inc.*	888,600

		1,944,294

Automobiles (0.6%):
18,011	Harley-Davidson, Inc.	823,643

Beverages (0.1%):
2,742	Beam, Inc.	171,348

Building Products (0.8%):
39,903	Owens Corning, Inc.*	1,138,832

Capital Markets (2.3%):
53,100	Raymond James Financial, Inc.	1,818,144
89,500	TD Ameritrade Holding Corp.	1,521,500

		3,339,644

Chemicals (3.3%):
5,600	Albemarle Corp.	333,984
32,579	Celanese Corp., Series A	1,127,885
28,900	International Flavor & Fragrances, Inc.	1,583,720
14,300	Methanex Corp.	398,112
12,539	PPG Industries, Inc.	1,330,639

		4,774,340

Commercial Banks (9.0%):
39,100	CIT Group, Inc.*	1,393,524
30,335	City National Corp.^	1,473,674
57,700	Comerica, Inc.	1,771,967
29,900	Cullen/Frost Bankers, Inc.	1,718,951
152,491	Fifth Third Bancorp	2,043,379
244,943	Huntington Bancshares, Inc.	1,567,635
23,951	SVB Financial Group*	1,406,403
93,756	Zions Bancorp^	1,820,742

		13,196,275

Communications Equipment (0.1%):
49,900	Tellabs, Inc.	166,167

Computers & Peripherals (1.1%):
44,800	Diebold, Inc.	1,653,568

Consumer Finance (0.5%):
21,468	Discover Financial Services	742,363

Containers & Packaging (1.3%):
67,400	Packaging Corp. of America	1,903,376

Distributors (1.0%):
24,800	Genuine Parts Co.	1,494,200

Electric Utilities (4.2%):
52,500	Edison International	2,425,500
40,000	Northeast Utilities	1,552,400
125,000	NV Energy, Inc.	2,197,500

		6,175,400

Shares		Fair Value

Common Stocks, continued
Electrical Equipment (1.2%):
38,200	Babcock & Wilcox Co. (The)*	$935,900
12,200	Cooper Industries plc, A Shares	831,796

		1,767,696

Electronic Equipment, Instruments & Components (0.7%):
31,600	Arrow Electronics, Inc.*	1,036,796

Energy Equipment & Services (3.1%):
17,200	Cameron International Corp.*	734,612
12,900	Dresser-Rand Group, Inc.*	574,566
7,800	Oceaneering International, Inc.	373,308
48,901	Rowan Cos. plc, Class A*	1,580,969
33,900	Superior Energy Services, Inc.*	685,797
43,900	Weatherford International, Ltd.*	554,457

		4,503,709

Food & Staples Retailing (0.5%):
43,200	Safeway, Inc.^	784,080

Food Products (2.4%):
12,300	Hershey Co.	885,969
28,606	J.M. Smucker Co. (The)	2,160,325
7,800	Ralcorp Holdings, Inc.*	520,572

		3,566,866

Gas Utilities (0.9%):
65,300	Questar Corp.	1,362,158

Health Care Equipment & Supplies (2.8%):
11,534	Cooper Cos., Inc. (The)	919,952
21,900	Teleflex, Inc.	1,333,929
28,300	Zimmer Holdings, Inc.	1,821,388

		4,075,269

Health Care Providers & Services (1.7%):
37,700	Coventry Health Care, Inc.	1,198,483
10,042	Quest Diagnostics, Inc.	601,516
30,700	VCA Antech, Inc.*	674,786

		2,474,785

Hotels, Restaurants & Leisure (1.9%):
13,923	Darden Restaurants, Inc.	704,922
60,863	International Game Technology	958,592
35,500	Royal Caribbean Cruises, Ltd.	924,065
3,100	Starwood Hotels & Resorts Worldwide, Inc.	164,424

		2,752,003

Household Durables (1.0%):
76,800	D.R. Horton, Inc.	1,411,584

Household Products (1.4%):
12,400	Clorox Co. (The)	898,504
15,100	Energizer Holdings, Inc.*	1,136,275

		2,034,779

Independent Power Producers & Energy Traders (2.0%):
116,136	AES Corp. (The)*	1,490,025
52,100	Calpine Corp.*	860,171
34,200	NRG Energy, Inc.*	593,712

		2,943,908

continued

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Mid Cap Value Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Industrial Conglomerates (0.7%):
18,300	Carlisle Cos., Inc.	$970,266
Insurance (6.5%):
61,700	Axis Capital Holdings, Ltd.	2,008,335
88,614	Hartford Financial Services Group, Inc. (The)	1,562,265
73,172	Principal Financial Group, Inc.	1,919,302
38,525	Reinsurance Group of America, Inc.	2,049,915
92,435	XL Group plc	1,944,832

		9,484,649

Internet & Catalog Retail (1.8%):
17,400	Expedia, Inc.	836,418
100,700	Liberty Media Corp. - Interactive, Class A*	1,791,453
		2,627,871

Leisure Equipment & Products (0.9%):
42,100	Mattel, Inc.	1,365,724

Life Sciences Tools & Services (0.5%):
17,300	Agilent Technologies, Inc.	678,852

Machinery (4.4%):
26,900	AGCO Corp.*	1,230,137
33,800	Crane Co.	1,229,644
22,200	Kennametal, Inc.	735,930
19,500	Parker Hannifin Corp.	1,499,160
28,123	Stanley Black & Decker, Inc.	1,809,996

		6,504,867

Media (0.9%):
45,606	DISH Network Corp., Class A	1,302,051

Metals & Mining (1.1%):
78,000	Steel Dynamics, Inc.	916,500
35,400	United States Steel Corp.^	729,240

		1,645,740

Multi-Utilities (6.2%):
85,300	CMS Energy Corp.	2,004,550
22,166	Public Service Enterprise Group, Inc.	720,395
37,900	SCANA Corp.	1,813,136
31,202	Sempra Energy	2,149,194
58,897	Wisconsin Energy Corp.	2,330,554

		9,017,829

Multiline Retail (0.7%):
30,300	Macy’s, Inc.	1,040,805
Oil, Gas & Consumable Fuels (5.6%):
11,000	Cabot Oil & Gas Corp.	433,400
16,126	Cimarex Energy Co.	888,865
42,100	HollyFrontier Corp.	1,491,603
16,600	Marathon Petroleum Corp.	745,672
7,400	Noble Energy, Inc.	627,668
37,151	Peabody Energy Corp.	910,943
71,063	Spectra Energy Corp.	2,065,091
24,127	Whiting Petroleum Corp.*	992,102

		8,155,344

Shares		Fair Value

Common Stocks, continued
Pharmaceuticals (1.2%):
23,753	Watson Pharmaceuticals, Inc.*	$1,757,484

Professional Services (1.0%):
41,191	Manpower, Inc.	1,509,650

Real Estate Investment Trusts (REITs) (9.7%):
15,900	Alexandria Real Estate Equities, Inc.	1,156,248
61,528	General Growth Properties, Inc.	1,113,041
138,323	Host Hotels & Resorts, Inc.	2,188,270
48,484	ProLogis, Inc.	1,611,123
29,672	Rayonier, Inc.	1,332,273
17,100	SL Green Realty Corp.	1,372,104
27,300	Taubman Centers, Inc.	2,106,468
73,600	UDR, Inc.	1,901,824
62,185	Weyerhaeuser Co.	1,390,457

		14,171,808

Real Estate Management & Development (0.7%):
62,200	CBRE Group, Inc.*	1,017,592

Road & Rail (2.4%):
37,672	Con-way, Inc.	1,360,336
99,300	Hertz Global Holdings, Inc.*	1,271,040
26,100	Ryder System, Inc.	939,861

		3,571,237

Semiconductors & Semiconductor Equipment (2.9%):
21,994	Atmel Corp.*	147,360
21,300	Avago Technologies, Ltd.	764,670
61,500	Fairchild Semiconductor International, Inc.*	867,150
17,300	International Rectifier Corp.*	345,827
28,425	Lam Research Corp.*	1,072,759
39,600	Maxim Integrated Products, Inc.	1,015,344

		4,213,110

Software (1.8%):
31,600	Autodesk, Inc.*	1,105,684
62,944	Nuance Communications, Inc.*	1,499,326

		2,605,010

Specialty Retail (1.1%):
29,900	Foot Locker, Inc.	914,342
17,400	Limited Brands, Inc. (The)	740,022

		1,654,364

Thrifts & Mortgage Finance (0.9%):
118,400	People’s United Financial, Inc.	1,374,624

Tobacco (0.6%):
6,200	Lorillard, Inc.	818,090

Trading Companies & Distributors (0.3%):
32,646	AerCap Holdings NV*	368,247

Wireless Telecommunication Services (0.9%):
379,900	Sprint Nextel Corp.*	1,238,474

Total Common Stocks (Cost $127,516,842)		143,330,771

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Mid Cap Value Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares or Principal Amount		Fair Value

Exchange Traded Fund (0.6%):
20,500	iShares Russell Midcap Value Index Fund	$948,740

Total Exchange Traded Funds (Cost $933,775)		948,740

Securities Held as Collateral for Securities on Loan (2.7%):
$3,956,721	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	3,956,720

Total Securities Held as Collateral for Securities on Loan (Cost $3,956,720)		3,956,720

Shares		Fair Value

Unaffiliated Investment Company (3.8%):
5,562,108	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(b)	$5,562,108

Total Unaffiliated Investment Company (Cost $5,562,108)		5,562,108

Total Investment Securities (Cost $137,969,445)(c) — 105.1%		153,798,339
Net other assets (liabilities) — (5.1)%		(7,492,214)

Net Assets — 100.0%		$146,306,125

Percentages indicated are based on net assets as of June 30, 2012.

^	This security or a partial position of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $3,918,689.

*	Non-income producing security

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2012.

(b)	The rate represents the effective yield at June 30, 2012.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2012:

Country	Percentage
Bermuda	1.3%
Canada	0.3%
Ireland (Republic of)	1.8%
Liberia	0.6%
Netherlands	0.2%
Singapore	0.5%
Switzerland	0.4%
United States	94.9%

100.0%

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Mid Cap Value Fund

Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets:
Investment securities, at cost	$137,969,445

Investment securities, at value*	$153,798,339
Interest and dividends receivable	240,996
Receivable for capital shares issued	58,372
Receivable for expenses paid indirectly	2,344
Receivable for investments sold	1,019,602
Reclaims receivable	2,034
Prepaid expenses	596

Total Assets	155,122,283

Liabilities:
Payable for investments purchased	4,721,565
Payable for capital shares redeemed	3,155
Payable for collateral received on loaned securities	3,956,720
Manager fees payable	87,091
Administration fees payable	5,133
Distribution fees payable	29,030
Custodian fees payable	1,565
Administrative and compliance services fees payable	1,177
Other accrued liabilities	10,722

Total Liabilities	8,816,158

Net Assets	$146,306,125

Net Assets Consist of:
Capital	$149,355,110
Accumulated net investment income/(loss)	1,477,120
Accumulated net realized gains/(losses) from investment transactions	(20,354,999)
Net unrealized appreciation/(depreciation) on investments	15,828,894

Net Assets	$146,306,125

Shares of beneficial interest (unlimited number of shares authorized, no par value)	18,046,563
Net Asset Value (offering and redemption price per share)	$8.11

*	Includes securities on loan of $3,918,689.

Statement of Operations

For the Six Months Ended June 30, 2012

(Unaudited)

Investment Income:
Dividends	$1,358,804
Income from securities lending	8,755
Foreign withholding tax	(344)

Total Investment Income	1,367,215

Expenses:
Manager fees	543,097
Administration fees	30,020
Distribution fees	181,032
Custodian fees	4,742
Administrative and compliance services fees	2,382
Trustee fees	5,181
Professional fees	5,700
Shareholder reports	5,984
Other expenses	2,552

Total expenses before reductions	780,690
Less expenses paid indirectly	(17,509)

Net expenses	763,181

Net Investment Income/(Loss)	604,034

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	5,578,477
Change in unrealized appreciation/depreciation on investments	1,478,704

Net Realized/Unrealized Gains/(Losses) on Investments	7,057,181

Change in Net Assets Resulting From Operations	$7,661,215

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Statements of Changes in Net Assets

	AZL Columbia Mid Cap Value Fund
	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$604,034	$845,889
Net realized gains/(losses) on investment transactions	5,578,477	8,395,647
Change in unrealized appreciation/depreciation on investments	1,478,704	(14,489,800)

Change in net assets resulting from operations	7,661,215	(5,248,264)

Dividends to Shareholders:
From net investment income	—	(1,182,719)

Change in net assets resulting from dividends to shareholders	—	(1,182,719)

Capital Transactions:
Proceeds from shares issued	13,089,767	29,397,051
Proceeds from dividends reinvested	—	1,182,719
Value of shares redeemed	(7,234,624)	(24,698,775)

Change in net assets resulting from capital transactions	5,855,143	5,880,995

Change in net assets	13,516,358	(549,988)
Net Assets:
Beginning of period	132,789,767	133,339,755

End of period	$146,306,125	$132,789,767

Accumulated net investment income/(loss)	$1,477,120	$873,086

Share Transactions:
Shares issued	1,600,599	3,647,643
Dividends reinvested	—	162,685
Shares redeemed	(884,864)	(3,100,729)

Change in shares	715,735	709,599

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Mid Cap Value Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2012		Year Ended December 31,
			2011	2010	2009	2008	2007
	(Unaudited)
Net Asset Value, Beginning of Period	$7.66		$8.02	$6.58	$5.01	$10.53	$10.14

Investment Activities:
Net Investment Income/(Loss)	0.03		0.05	0.07	0.03	0.06	0.05
Net Realized and Unrealized Gains/(Losses) on Investments	0.42		(0.34)	1.41	1.59	(5.53)	0.34

Total from Investment Activities	0.45		(0.29)	1.48	1.62	(5.47)	0.39

Dividends to Shareholders From:
Net Investment Income	—		(0.07)	(0.04)	(0.05)	(0.05)	— (a)

Total Dividends	—		(0.07)	(0.04)	(0.05)	(0.05)	— (a)

Net Asset Value, End of Period	$8.11		$7.66	$8.02	$6.58	$5.01	$10.53

Total Return(b)	5.87	%(c)	(3.57)%	22.66%	32.30%	(52.15)%	3.85%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$146,306		$132,790	$133,340	$100,908	$52,313	$94,377
Net Investment Income/(Loss)(d)	0.83%		0.62%	1.12%	0.98%	0.74%	0.50%
Expenses Before Reductions(d)(e)	1.08%		1.08%	1.10%	1.13%	1.13%	1.10%
Expenses Net of Reductions(d)	1.05%		1.06%	1.04%	1.07%	1.10%	1.07%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	1.08%		1.08%	1.10%	1.13%	1.13%	1.10%
Portfolio Turnover Rate	21	%(c)	53%	71%	67%	99%	63%

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Mid Cap Value Fund

Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Columbia Mid Cap Value Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Mid Cap Value Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2012 are presented on the Fund’s Schedule of Portfolio Investments (“Schedule”). The average outstanding amount of securities on loan was $9.9 million for the period ended June 30, 2012.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Mid Cap Value Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $866 during the period ended June 30, 2012. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Fund may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2012, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2012, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Mid Cap Value Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to subadvisory agreement between the Manager and Columbia Management Investment Advisers, LLC (“CMIA”), CMIA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2013.

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Columbia Mid Cap Value Fund	0.75%	1.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2012, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2012, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Mid Cap Value Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $856 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting and a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Mid Cap Value Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$143,330,771	$—	$—	$143,330,771
Exchange Traded Fund	948,740	—	—	948,740
Securities Held as Collateral for Securities on Loan	—	3,956,720	—	3,956,720
Unaffiliated Investment Company	5,562,108	—	—	5,562,108

Total Investment Securities	$149,841,619	$3,956,720	$—	$153,798,339

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Columbia Mid Cap Value Fund	$39,362,137	$29,581,101

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $138,604,290. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$22,148,006
Unrealized depreciation	(6,953,957)

Net unrealized appreciation	$15,194,049

As of the end of their tax year ended December 31, 2011, the following Portfolios have capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Mid Cap Value Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

CLCFs subject to expiration:

	Short-term Amount	Expires
AZL Columbia Mid Cap Value Fund	$25,298,623	12/31/2017

During the year ended December 31, 2011, the Fund utilized $8,161,875 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2011 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Columbia Mid Cap Value Fund	$1,182,719	$—	$1,182,719

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Columbia Mid Cap Value Fund	$873,086	$(25,298,623)	$13,715,337	$(10,710,200)

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2012.

7.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL® Columbia Small Cap Value Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Small Cap Value Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Columbia Small Cap Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Columbia Small Cap Value Fund	$1,000.00	$1,029.60	$5.90	1.17%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Columbia Small Cap Value Fund	$1,000.00	$1,019.05	$5.87	1.17%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

Portfolio Composition

(Unaudited)

Investments	Percent of net assets+
Financials	31.2%
Industrials	15.3
Information Technology	13.8
Consumer Discretionary	10.3
Health Care	8.7
Materials	6.0
Energy	5.8
Securities Held as Collateral for Securities on Loan	5.4
Utilities	3.6
Consumer Staples	3.2
Telecommunication Services	1.6
Unaffiliated Investment Company	0.9

Total	105.8%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Small Cap Value Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks (99.5%):
Aerospace & Defense (1.3%):
27,300	AAR Corp.	$368,004
34,975	Ceradyne, Inc.	897,109
27,750	Curtiss-Wright Corp.	861,637

		2,126,750

Auto Components (0.3%):
35,033	Amerigon, Inc.*	402,529

Building Products (0.4%):
15,744	Universal Forest Products, Inc.	613,701

Capital Markets (1.3%):
139,674	GFI Group, Inc.	497,239
32,626	INTL FCStone, Inc.*	631,313
83,120	Knight Capital Group, Inc., Class A*	992,453

		2,121,005

Chemicals (3.4%):
26,491	A. Schulman, Inc.	525,846
52,547	Chemtura Corp.*	761,932
10,250	Cytec Industries, Inc.	601,060
96,730	Ferro Corp.*	464,304
20,336	H.B. Fuller Co.	624,315
15,940	Minerals Technologies, Inc.	1,016,653
75,338	OM Group, Inc.*	1,431,422

		5,425,532

Commercial Banks (9.3%):
66,079	Ameris Bancorp*^	832,595
17,514	BancFirst Corp.	734,012
33,161	Bryn Mawr Bank Corp.	698,702
40,510	Chemical Financial Corp.	870,965
48,180	Columbia Banking System, Inc.	906,748
27,070	Community Trust Bancorp, Inc.	906,574
4,278	First Citizens BancShares, Inc., Class A	712,929
155,207	First Commonwealth Financial Corp.	1,044,543
30,087	First Financial Corp.^	872,523
78,410	FirstMerit Corp.	1,295,333
60,830	Glacier Bancorp, Inc.	942,257
41,692	Hancock Holding Co.	1,269,104
46,509	Investors Bancorp, Inc.*	701,821
23,758	Merchants Bancshares, Inc.^	654,533
32,583	Northrim BanCorp, Inc.	700,209
32,188	West Coast Bancorp*	632,494
33,484	Wintrust Financial Corp.^	1,188,682

		14,964,024

Commercial Services & Supplies (2.0%):
32,180	ABM Industries, Inc.	629,441
69,850	Acco Brands Corp.*	722,249
14,660	Consolidated Graphics, Inc.*	425,873
30,397	Ennis, Inc.	467,506
15,290	UniFirst Corp.	974,737

		3,219,806

Shares		Fair Value

Common Stocks, continued
Communications Equipment (0.7%):
88,650	Emulex Corp.*	$638,280
78,095	Symmetricom, Inc.*	467,789

		1,106,069

Computers & Peripherals (0.5%):
61,470	QLogic Corp.*	841,524

Construction & Engineering (1.6%):
44,810	Comfort Systems USA, Inc.	448,996
31,420	Dycom Industries, Inc.*	584,726
36,726	KHD Humboldt Wedag International AG*^	228,770
22,800	Layne Christensen Co.*	471,732
52,246	Pike Electric Corp.*	403,339
33,736	Sterling Construction Co., Inc.*	344,782

		2,482,345

Consumer Finance (0.9%):
21,399	Cash America International, Inc.	942,412
23,640	Green Dot Corp., Class A*^	522,917

		1,465,329

Containers & Packaging (1.0%):
29,846	Greif, Inc., Class A	1,223,686
10,090	Greif, Inc., Class B^	453,747

		1,677,433

Diversified Consumer Services (0.9%):
72,998	Lincoln Educational Services Corp.	474,487
39,004	Regis Corp.	700,512
24,540	Universal Technical Institute, Inc.	331,535

		1,506,534

Diversified Financial Services (0.3%):
19,165	PICO Holdings, Inc.*	429,488

Diversified Telecommunication Services (1.1%):
65,487	Cbeyond, Inc.*	443,347
22,683	Lumos Networks Corp.^	214,354
50,450	Neutral Tandem, Inc.*	664,931
33,939	Warwick Valley Telephone Co.	447,316

		1,769,948

Electric Utilities (2.2%):
29,808	ALLETE, Inc.	1,245,975
30,090	IDACORP, Inc.	1,266,187
20,200	MGE Energy, Inc.	955,460

		3,467,622

Electrical Equipment (1.8%):
22,530	Belden CDT, Inc.	751,376
26,980	Brady Corp., Class A	742,220
78,948	GrafTech International, Ltd.*	761,848
15,111	Powell Industries, Inc.*	564,547

		2,819,991

continued

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Small Cap Value Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Electronic Equipment, Instruments & Components (2.5%):
14,675	Anixter International, Inc.	$778,509
32,665	Electro Scientific Industries, Inc.	386,100
38,330	GSI Group, Inc.*	439,262
16,496	Littlelfuse, Inc.	938,457
38,599	Methode Electronics, Inc.	328,478
15,172	MTS Systems Corp.	584,881
95,703	Nam Tai Electronics, Inc.	556,991

		4,012,678

Energy Equipment & Services (3.0%):
24,253	Gulf Island Fabrication, Inc.	684,177
52,665	Matrix Service Co.*	597,748
79,136	Newpark Resources, Inc.*	466,903
46,520	Patterson-UTI Energy, Inc.	677,331
56,220	RPC, Inc.^	668,456
72,564	TETRA Technologies, Inc.*	517,381
62,077	TGC Industries, Inc.*^	602,768
13,812	Tidewater, Inc.	640,324

		4,855,088

Food & Staples Retailing (1.5%):
21,540	Andersons, Inc. (The)	918,896
20,922	Harris Teeter Supermarkets, Inc.	857,593
36,225	Spartan Stores, Inc.	656,759

		2,433,248

Food Products (1.5%):
68,930	Chiquita Brands International, Inc.*	344,650
54,540	Darling International, Inc.*	899,364
48,940	Fresh Del Monte Produce, Inc.	1,148,622

		2,392,636

Gas Utilities (1.4%):
25,396	Laclede Group, Inc. (The)	1,011,015
29,044	Southwest Gas Corp.	1,267,770

		2,278,785

Health Care Equipment & Supplies (2.8%):
9,780	Analogic Corp.	606,360
37,449	AngioDynamics, Inc.*	449,762
19,987	Cantel Medical Corp.	544,646
30,780	CONMED Corp.	851,683
15,372	ICU Medical, Inc.*	820,557
50,406	Medical Action Industries, Inc.*	175,413
14,538	Orthofix International NV*	599,692
32,742	Quidel Corp.*^	513,395

		4,561,508

Health Care Providers & Services (3.4%):
31,347	AmSurg Corp.*	939,783
21,090	Centene Corp.*	636,074
25,510	Lincare Holdings, Inc.	867,850
23,870	Magellan Health Services, Inc.*	1,082,027
57,386	MedCath Corp.	428,674

Shares		Fair Value

Common Stocks, continued
Health Care Providers & Services, continued
26,530	Molina Healthcare, Inc.*	$622,394
24,470	Triple-S Management Corp., Class B*	447,312
17,275	U.S. Physical Therapy, Inc.	439,303

		5,463,417

Hotels, Restaurants & Leisure (1.5%):
26,972	Bob Evans Farms, Inc.	1,084,275
17,679	Red Robin Gourmet Burgers*	539,386
40,980	WMS Industries, Inc.*	817,551

		2,441,212

Household Durables (0.7%):
42,275	American Greetings Corp., Class A^	618,061
10,923	Cavco Industries, Inc.*	560,131

		1,178,192

Insurance (7.9%):
11,670	Allied World Assurance Co. Holdings AG	927,415
37,052	American Safety Insurance Holdings, Ltd.*	694,725
36,830	Argo Group International Holdings, Ltd.	1,078,014
28,589	Baldwin & Lyons, Inc., Class B	664,408
17,323	eHealth, Inc.*	279,074
29,261	EMC Insurance Group, Inc.	591,072
20,910	Endurance Specialty Holdings, Ltd.	801,271
25,832	FBL Financial Group, Inc., Class A	723,554
23,255	Hanover Insurance Group, Inc. (The)	909,968
49,411	Horace Mann Educators Corp.	863,704
22,985	Kemper Corp.	706,789
3,182	National Western Life Insurance Co., Class A	451,589
15,537	Navigators Group, Inc.*	777,627
21,701	Safety Insurance Group, Inc.	881,929
33,196	Stewart Information Services Corp.^	509,559
67,296	Symetra Financial Corp.	849,276
46,097	United Fire Group, Inc.	983,249

		12,693,223

Internet Software & Services (1.6%):
38,692	Blucora, Inc.*	476,685
19,337	j2 Global, Inc.^	510,884
67,360	Monster Worldwide, Inc.*^	572,560
83,901	United Online, Inc.	354,062
34,680	ValueClick, Inc.*	568,405

		2,482,596

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Small Cap Value Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
IT Services (3.1%):
62,536	Acxiom Corp.*	$944,919
11,704	CACI International, Inc., Class A*	643,954
69,635	Convergys Corp.	1,028,509
31,980	CSG Systems International, Inc.*	552,614
81,339	Global Cash Access Holdings, Inc.*	586,454
42,818	MoneyGram International, Inc.*	625,143
38,180	TeleTech Holdings, Inc.*	610,880

		4,992,473

Machinery (5.3%):
31,747	Albany International Corp., Class A	593,986
20,666	Astec Industries, Inc.*	634,033
40,432	Briggs & Stratton Corp.^	707,156
10,570	Cascade Corp.	497,318
18,089	CIRCOR International, Inc.	616,654
16,961	EnPro Industries, Inc.*	633,833
15,636	FreightCar America, Inc.	359,159
22,354	Harsco Corp.	455,575
28,930	ITT Corp.	509,168
30,532	Kadant, Inc.*	715,975
21,960	L.B. Foster Co., Class A	628,276
23,548	Mueller Industries, Inc.	1,002,909
27,101	Robbins & Myers, Inc.	1,133,364

		8,487,406

Metals & Mining (1.2%):
26,172	Olympic Steel, Inc.	429,744
129,080	Thompson Creek Metals Co., Inc.*^	411,765
51,880	Worthington Industries, Inc.	1,061,984

		1,903,493

Oil, Gas & Consumable Fuels (2.7%):
39,550	Bill Barrett Corp.*	847,161
49,490	Cloud Peak Energy, Inc.*	836,876
79,590	Forest Oil Corp.*	583,395
34,206	Stone Energy Corp.*	866,780
29,207	Swift Energy Co.*	543,542
82,556	VAALCO Energy, Inc.*	712,458

		4,390,212

Paper & Forest Products (0.4%):
61,501	Wausau Paper Corp.	598,405

Personal Products (0.2%):
19,298	Inter Parfums, Inc.	333,277

Pharmaceuticals (2.5%):
35,300	Impax Laboratories, Inc.*	715,531
14,154	Jazz Pharmaceuticals plc*	637,072
20,670	Medicis Pharmaceutical Corp., Class A	705,880
22,890	Par Pharmaceutical Cos., Inc.*	827,245
47,280	ViroPharma, Inc.*	1,120,536

		4,006,264

Shares		Fair Value

Common Stocks, continued
Professional Services (0.8%):
22,958	FTI Consulting, Inc.*	$660,042
40,359	Korn/Ferry International*	579,152

		1,239,194

Real Estate Investment Trusts (REITs) (6.7%):
44,860	Campus Crest Communities, Inc.	466,095
55,665	Chesapeake Lodging Trust	958,551
27,080	Corporate Office Properties Trust	636,651
112,121	Cousins Properties, Inc.	868,938
113,836	DiamondRock Hospitality, Co.	1,161,127
68,367	Franklin Street Properties Corp.	723,323
16,478	National Health Investors, Inc.	839,060
31,517	Potlatch Corp.	1,006,653
63,906	Starwood Property Trust, Inc.	1,361,837
119,839	Sunstone Hotel Investors, Inc.*	1,317,031
52,877	Terreno Realty Corp.	798,971
28,342	Urstadt Biddle Properties, Inc., Class A	560,321

		10,698,558

Road & Rail (1.3%):
48,602	Heartland Express, Inc.	695,494
13,317	Ryder System, Inc.	479,545
39,676	Werner Enterprises, Inc.	947,860

		2,122,899

Semiconductors & Semiconductor Equipment (3.9%):
69,866	Amkor Technology, Inc.*^	340,946
31,810	ATMI, Inc.*	654,332
17,950	Cabot Microelectronics Corp.	524,320
15,270	Cymer, Inc.*	900,167
114,640	Entegris, Inc.*	979,026
85,620	Integrated Device Technology, Inc.*	481,184
37,044	MKS Instruments, Inc.	1,071,683
41,490	Teradyne, Inc.*	583,349
47,109	Tessera Technologies, Inc.	724,065

		6,259,072

Software (1.5%):
54,926	Compuware Corp.*	510,263
32,064	Monotype Imaging Holdings, Inc.*	537,713
24,655	Parametric Technology Corp.*	516,769
39,400	Progress Software Corp.*	822,278

		2,387,023

Specialty Retail (4.8%):
28,600	Aaron’s, Inc.	809,666
19,280	Children’s Place Retail Stores, Inc. (The)*	960,723
45,345	Finish Line, Inc. (The), Class A	948,164
36,655	GameStop Corp., Class A^	672,986
46,456	hhgregg, Inc.*^	525,417
31,867	Men’s Wearhouse, Inc. (The)	896,737
47,311	Rent-A-Center, Inc.	1,596,273

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Small Cap Value Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Specialty Retail, continued
29,052	Shoe Carnival, Inc.	$624,328
36,997	Stage Store, Inc.	677,785

		7,712,079

Textiles, Apparel & Luxury Goods (2.1%):
12,450	Columbia Sportswear Co.^	667,569
18,170	Deckers Outdoor Corp.*^	799,662
19,970	G-III Apparel Group, Ltd.*	473,089
84,050	Jones Group, Inc. (The)	803,518
13,360	Warnaco Group, Inc. (The)*	568,869

		3,312,707

Thrifts & Mortgage Finance (4.8%):
123,205	Bank Mutual Corp.	543,334
70,282	BankFinancial Corp.	529,223
21,278	BankUnited, Inc.	501,735
92,780	Beneficial Mutual Bancorp, Inc.*	800,691
96,916	Brookline Bancorp, Inc.	857,707
42,787	ESSA Bancorp, Inc.	462,100
56,789	Home Federal Bancorp, Inc.	596,285
161,641	MGIC Investment Corp.*	465,526
33,680	Northfield Bancorp, Inc.^	478,593
63,480	Provident New York Bancorp	481,813
52,540	TrustCo Bank Corp.	286,868
32,001	United Financial Bancorp, Inc.	460,174
54,519	Washington Federal, Inc.	920,826
48,096	Westfield Financial, Inc.	351,101

		7,735,976

Shares or Principal Amount		Fair Value

Common Stocks, continued
Trading Companies & Distributors (0.9%):
17,792	Applied Industrial Technologies, Inc.	$655,635
25,560	Kaman Corp., Class A	790,827

		1,446,462

Wireless Telecommunication Services (0.5%):
21,253	NTELOS Holdings Corp.	400,619
34,177	Shenandoah Telecommunications Co.	465,149

		865,768

Total Common Stocks (Cost $148,583,834)		159,723,481

Securities Held as Collateral for Securities on Loan (5.4%):
$8,708,848	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	8,708,848

Total Securities Held as Collateral for Securities on Loan (Cost $8,708,848)		8,708,848

Unaffiliated Investment Company (0.9%):
1,469,287	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(b)	1,469,287

Total Unaffiliated Investment Company (Cost $1,469,287)		1,469,287

Total Investment Securities (Cost $158,761,969)(c) — 105.8%		169,901,616
Net other assets (liabilities) — (5.8)%		(9,340,832)

Net Assets — 100.0%		$160,560,784

Percentages indicated are based on net assets as of June 30, 2012.

*	Non-income producing security

^	This security or a partial position of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $8,714,183.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2012.

(b)	The rate represents the effective yield at June 30, 2012.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Small Cap Value Fund

Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets:
Investment securities, at cost	$158,761,969

Investment securities, at value*	$169,901,616
Interest and dividends receivable	205,543
Receivable for capital shares issued	109,957
Receivable for expenses paid indirectly	2,822
Receivable for investments sold	819,538
Prepaid expenses	583

Total Assets	171,040,059

Liabilities:
Payable for investments purchased	1,606,261
Payable for capital shares redeemed	6,042
Payable for collateral received on loaned securities	8,708,848
Manager fees payable	104,328
Administration fees payable	5,459
Distribution fees payable	31,321
Custodian fees payable	6,198
Administrative and compliance services fees payable	1,085
Other accrued liabilities	9,733

Total Liabilities	10,479,275

Net Assets	$160,560,784

Net Assets Consist of:
Capital	$147,517,078
Accumulated net investment income/(loss)	1,283,994
Accumulated net realized gains/(losses) from investment transactions	620,065
Net unrealized appreciation/(depreciation) on investments	11,139,647

Net Assets	$160,560,784

Shares of beneficial interest (unlimited number of shares authorized, no par value)	15,409,113
Net Asset Value (offering and redemption price per share)	$10.42

*	Includes securities on loan of $8,714,183.

Statement of Operations

For the Six Months Ended June 30, 2012

(Unaudited)

Investment Income:
Dividends	$1,588,678
Income from securities lending	47,368

Total Investment Income	1,636,046

Expenses:
Manager fees	703,829
Administration fees	32,330
Distribution fees	195,508
Custodian fees	17,930
Administrative and compliance services fees	2,190
Trustee fees	4,749
Professional fees	5,228
Shareholder reports	5,362
Other expenses	2,411

Total expenses before reductions	969,537
Less expenses voluntarily waived/reimbursed by the Manager	(53,339)
Less expenses paid indirectly	(21,881)

Net expenses	894,317

Net Investment Income/(Loss)	741,729

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	1,571,175
Change in unrealized appreciation/depreciation on investments	1,830,956

Net Realized/Unrealized Gains/(Losses) on Investments	3,402,131

Change in Net Assets Resulting From Operations	$4,143,860

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Statements of Changes in Net Assets

	AZL Columbia Small Cap Value Fund
	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$741,729	$734,461
Net realized gains/(losses) on investment transactions	1,571,175	10,432,043
Change in unrealized appreciation/depreciation on investments	1,830,956	(19,961,831)

Change in net assets resulting from operations	4,143,860	(8,795,327)

Dividends to Shareholders:
From net investment income	—	(1,121,206)

Change in net assets resulting from dividends to shareholders	—	(1,121,206)

Capital Transactions:
Proceeds from shares issued	15,722,078	28,520,623
Proceeds from dividends reinvested	—	1,121,206
Value of shares redeemed	(4,192,675)	(42,460,224)

Change in net assets resulting from capital transactions	11,529,403	(12,818,395)

Change in net assets	15,673,263	(22,734,928)
Net Assets:
Beginning of period	144,887,521	167,622,449

End of period	$160,560,784	$144,887,521

Accumulated net investment income/(loss)	$1,283,994	$542,265

Share Transactions:
Shares issued	1,489,037	2,715,807
Dividends reinvested	—	118,146
Shares redeemed	(398,259)	(3,922,631)

Change in shares	1,090,778	(1,088,678)

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Small Cap Value Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2012		Year Ended December 31,
			2011	2010	2009	2008	2007
	(Unaudited)
Net Asset Value, Beginning of Period	$10.12		$10.88	$8.67	$6.97	$11.29	$13.20

Investment Activities:
Net Investment Income/(Loss)	0.04		0.06	0.05	0.02	0.04	0.05
Net Realized and Unrealized Gains/(Losses) on Investments	0.26		(0.74)	2.19	1.70	(3.43)	(1.09)

Total from Investment Activities	0.30		(0.68)	2.24	1.72	(3.39)	(1.04)

Dividends to Shareholders From:
Net Investment Income	—		(0.08)	(0.03)	(0.02)	(0.05)	(0.03)
Net Realized Gains	—		—	—	—	(0.88)	(0.84)

Total Dividends	—		(0.08)	(0.03)	(0.02)	(0.93)	(0.87)

Net Asset Value, End of Period	$10.42		$10.12	$10.88	$8.67	$6.97	$11.29

Total Return(a)	2.96	%(b)	(6.21)%	25.93%	24.69%	(32.09)%	(8.24)%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$160,561		$144,888	$167,622	$87,683	$36,420	$59,468
Net Investment Income/(Loss)(c)	0.95%		0.48%	0.80%	0.60%	0.52%	0.33%
Expenses Before Reductions(c)(d)	1.24%		1.25%	1.27%	1.40%	1.49%	1.29%
Expenses Net of Reductions(c)	1.14%		1.18%	1.16%	1.30%	1.37%	1.23%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)(e)	1.17%		1.20%	1.22%	1.35%	1.37%	1.24%
Portfolio Turnover Rate	18	%(b)	36%	37%	46%	214%	60%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Small Cap Value Fund

Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Columbia Small Cap Value Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Small Cap Value Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2012 are presented on the Fund’s Schedule of Portfolio Investments (“Schedule”). The average outstanding amount of securities on loan was $19.6 million for the period ended June 30, 2012.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Small Cap Value Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $4,713 during the period ended June 30, 2012. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Fund may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2012, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2012, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Small Cap Value Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to subadvisory agreement between the Manager and Columbia Management Investment Advisers, LLC (“CMIA”), CMIA provides investment advisory services as the Subadvisor for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding, interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2013.

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Columbia Small Cap Value Fund	0.90%	1.35%

*	The Manager voluntarily reduced the management fee to 0.85% on the first $100 million of assets and 0.80% on assets above $100 million. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2012, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Small Cap Value Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $935 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting and a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Small Cap Value Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Construction & Engineering	$2,253,575	$228,770	$—	$2,482,345
All Other Common Stocks+	157,241,136	—	—	157,241,136
Securities Held as Collateral for Securities on Loan	—	8,708,848	—	8,708,848
Unaffiliated Investment Company	1,469,287	—	—	1,469,287

Total Investment Securities	$160,963,998	$8,937,618	$—	$169,901,616

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Columbia Small Cap Value Fund	$39,543,641	$27,463,913

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $162,092,161. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$20,772,843
Unrealized depreciation	(12,963,388)

Net unrealized appreciation	$7,809,455

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Small Cap Value Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

During the year ended December 31, 2011, the Fund utilized $6,672,503 in capital loss carry forwards (“CLCFs”) to offset capital gains.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2011 were as follows:

	Ordinary Income	Net Long-Term Gains	Total Distributions(a)
AZL Columbia Small Cap Value Fund	$1,121,206	$—	$1,121,206

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Columbia Small Cap Value Fund	$609,849	$2,840,710	$5,449,287	$8,899,846

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2012.

7.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL® Davis New York Venture Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Davis New York Venture Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Davis New York Venture Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Davis New York Venture Fund	$1,000.00	$1,066.50	$5.34	1.04%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Davis New York Venture Fund	$1,000.00	$1,019.69	$5.22	1.04%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

Portfolio Composition

(Unaudited)

Investments	Percent of net assets+
Financials	34.7%
Consumer Staples	15.3
Consumer Discretionary	9.3
Information Technology	8.8
Energy	8.6
Materials	7.3
Industrials	5.2
Unaffiliated Investment Company	5.0
Health Care	4.6
Securities Held as Collateral for Securities on Loan	3.6
Telecommunication Services	0.4

Total	102.8%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Davis New York Venture Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks (94.2%):
Aerospace & Defense (0.3%):
15,750	Lockheed Martin Corp.	$1,371,510

Automobiles (0.4%):
35,050	Harley-Davidson, Inc.	1,602,836

Beverages (3.4%):
73,950	Coca-Cola Co. (The)	5,782,151
44,010	Diageo plc, Sponsored ADR	4,536,111
66,846	Heineken Holding NV	2,991,411

		13,309,673

Capital Markets (7.3%):
24,730	Ameriprise Financial, Inc.	1,292,390
846,534	Bank of New York Mellon Corp. (The)	18,581,422
170,340	Charles Schwab Corp. (The)	2,202,496
16,070	Goldman Sachs Group, Inc. (The)	1,540,470
143,550	Julius Baer Group, Ltd.^	5,199,332

		28,816,110

Chemicals (5.8%):
64,190	Air Products & Chemicals, Inc.	5,182,059
35,730	Ecolab, Inc.	2,448,577
110,590	Monsanto Co.	9,154,640
70,796	Potash Corp. of Saskatchewan, Inc.	3,093,077
27,000	Praxair, Inc.	2,935,710

		22,814,063

Commercial Banks (5.9%):
693,876	Wells Fargo & Co.	23,203,213

Commercial Services & Supplies (1.5%):
183,180	Iron Mountain, Inc.	6,037,613

Computers & Peripherals (0.4%):
78,520	Hewlett-Packard Co.	1,579,037

Construction Materials (0.3%):
15,350	Martin Marietta Materials, Inc.^	1,209,887

Consumer Finance (6.0%):
406,440	American Express Co.	23,658,872

Containers & Packaging (0.2%):
53,580	Sealed Air Corp.	827,275

Distributors (0.2%):
502,100	Li & Fung, Ltd.	974,331

Diversified Financial Services (0.9%):
44,614	Bank of America Corp.	364,942
2,860	CME Group, Inc.	766,795
71,036	JPMorgan Chase & Co.	2,538,116

		3,669,853

Electrical Equipment (0.4%):
32,260	Emerson Electric Co.	1,502,671

Shares		Fair Value

Common Stocks, continued
Energy Equipment & Services (1.2%):
36,080	Schlumberger, Ltd.	$2,341,953
49,659	Transocean, Ltd.	2,221,247

		4,563,200

Food & Staples Retailing (10.6%):
163,120	Costco Wholesale Corp.	15,496,400
522,889	CVS Caremark Corp.	24,434,603
38,000	SYSCO Corp.	1,132,780
31,590	Walgreen Co.	934,432

		41,998,215

Food Products (0.5%):
12,070	Nestle SA, Registered Shares	720,258
32,150	Unilever NV, NYS	1,072,203

		1,792,461

Health Care Equipment & Supplies (0.2%):
13,300	Baxter International, Inc.	706,895

Health Care Providers & Services (3.0%):
208,920	Express Scripts Holding Co.*	11,664,004

Household Durables (0.1%):
14,272	Hunter Douglas NV	556,369

Insurance (13.0%):
42,600	ACE, Ltd.	3,157,938
17,460	Alleghany Corp.*	5,932,035
11,180	Aon PLC	523,001
109	Berkshire Hathaway, Inc., Class A*	13,619,005
16,990	Everest Re Group, Ltd.	1,758,295
5,710	Fairfax Financial Holdings, Ltd.	2,236,607
1,990	Fairfax Financial Holdings, Ltd.(a)	788,218
309,250	Loews Corp.	12,651,418
1,330	Markel Corp.*	587,461
489,510	Progressive Corp. (The)	10,196,493

		51,450,471

Internet & Catalog Retail (1.7%):
28,085	Expedia, Inc.	1,350,046
92,100	Groupon, Inc.*^	979,023
103,260	Liberty Media Corp. - Interactive, Class A*	1,836,995
36,910	Netflix, Inc.*^	2,527,228

		6,693,292

Internet Software & Services (3.4%):
23,051	Google, Inc., Class A*	13,371,194

IT Services (0.5%):
16,590	Visa, Inc., Class A	2,051,022

Life Sciences Tools & Services (0.4%):
38,310	Agilent Technologies, Inc.	1,503,284

Machinery (0.6%):
64,590	PACCAR, Inc.	2,531,282

continued

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Davis New York Venture Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Marine (1.1%):
976,600	China Shipping Development Co., Ltd., Share H	$459,407
37,570	Kuehne & Nagel International AG, Registered Shares^	3,978,065

		4,437,472

Media (2.6%):
24,900	Grupo Televisa SA, Sponsored ADR	534,852
202,320	Walt Disney Co. (The)	9,812,520

		10,347,372

Metals & Mining (1.0%):
66,850	BHP Billiton plc	1,908,694
41,815	Rio Tinto plc	1,996,737

		3,905,431

Oil, Gas & Consumable Fuels (7.5%):
340,920	Canadian Natural Resources, Ltd.	9,153,702
1,174,100	China Coal Energy Co., Share H	974,603
77,210	Devon Energy Corp.	4,477,408
31,690	EOG Resources, Inc.	2,855,586
135,550	Occidental Petroleum Corp.	11,626,123
122,760	OGX Petroleo e Gas Participacoes SA*	336,212

		29,423,634

Paper & Forest Products (0.0%):
9,900	Sino-Forest Corp.(b) (c)	—
278,530	Sino-Forest Corp.*(c)	—

		—

Personal Products (0.1%):
24,990	Natura Cosmeticos SA	576,156

Pharmaceuticals (1.1%):
5,570	Johnson & Johnson Co.^	376,309
12,342	Merck & Co., Inc.	515,279
19,300	Roche Holding AG	3,332,938

		4,224,526

Real Estate Management & Development (1.6%):
72,830	Brookfield Asset Management, Inc., Class A	2,410,673
651,300	Hang Lung Group, Ltd.	4,014,123

		6,424,796

Semiconductors & Semiconductor Equipment (1.9%):
57,690	Intel Corp.	1,537,438
202,600	Texas Instruments, Inc.	5,812,594

		7,350,032

Shares or Principal Amount		Fair Value

Common Stocks, continued
Software (2.6%):
199,750	Activision Blizzard, Inc.	$2,395,003
140,190	Microsoft Corp.	4,288,412
118,500	Oracle Corp.	3,519,450

		10,202,865

Specialty Retail (4.1%):
207,909	Bed Bath & Beyond, Inc.*	12,848,776
102,410	CarMax, Inc.*	2,656,515
11,410	Tiffany & Co.	604,160

		16,109,451

Textiles, Apparel & Luxury Goods (0.1%):
9,600	Compagnie Financiere Richemont SA, Bearer Shares, Class A^	527,047

Tobacco (0.7%):
30,510	Philip Morris International, Inc.	2,662,303

Transportation Infrastructure (1.2%):
1,583,626	China Merchants Holdings International Co., Ltd.	4,843,835

Wireless Telecommunication Services (0.4%):
56,150	America Movil SAB de C.V., ADR, Series L	1,463,269

Total Common Stocks (Cost $272,083,382)		371,956,822

Convertible Bond (0.0%):
Paper & Forest Products (0.0%):
$488,000	Sino-Forest Corp., 5.00%, 8/1/13(b)	112,240

Total Convertible Bonds (Cost $488,000)		112,240

Securities Held as Collateral for Securities on Loan (3.6%):
14,288,217	Allianz Variable Insurance Products Securities Lending Collateral Trust(d)	14,288,217

Total Securities Held as Collateral for Securities on Loan (Cost $14,288,217)		14,288,217

Unaffiliated Investment Company (5.0%):
19,620,250	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(e)	19,620,250

Total Unaffiliated Investment Company (Cost $19,620,250)		19,620,250

Total Investment Securities (Cost $306,479,849)(f) — 102.8%		405,977,529
Net other assets (liabilities) — (2.8)%		(11,219,954)

Net Assets — 100.0%		$394,757,575

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Davis New York Venture Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2012.

ADR—American Depositary Receipt

NYS—New York Shares

*	Non-income producing security

^	This security or a partial position of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $14,283,403.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2012, these securities represent 0.0% of the net assets of the Fund.

(c)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2012. The total of all such securities represent 0.00% of the net assets of the fund.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2012.

(e)	The rate represents the effective yield at June 30, 2012.

(f)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2012:

Country	Percentage
Bermuda	0.4%
Brazil	0.2
Canada	4.4
China	0.4
Hong Kong	2.4
Mexico	0.5
Netherlands	1.7
Switzerland	4.7
United Kingdom	2.2
United States	83.1

100.0%

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Davis New York Venture Fund

Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets:
Investment securities, at cost	$306,479,849

Investment securities, at value*	$405,977,529
Interest and dividends receivable	506,948
Receivable for capital shares issued	257,479
Receivable for investments sold	2,474,960
Reclaims receivable	213,114
Prepaid expenses	1,747

Total Assets	409,431,777

Liabilities:
Foreign currency cash overdraft (cost $3,950)	3,950
Payable for collateral received on loaned securities	14,288,217
Manager fees payable	218,421
Administration fees payable	15,979
Distribution fees payable	78,007
Custodian fees payable	7,946
Administrative and compliance services fees payable	4,519
Other accrued liabilities	57,163

Total Liabilities	14,674,202

Net Assets	$394,757,575

Net Assets Consist of:
Capital	$444,225,108
Accumulated net investment income/(loss)	2,547,489
Accumulated net realized gains/(losses) from investment transactions	(151,526,764)
Net unrealized appreciation/(depreciation) on investments	99,511,742

Net Assets	$394,757,575

Shares of beneficial interest (unlimited number of shares authorized, no par value)	33,721,959
Net Asset Value (offering and redemption price per share)	$11.71

*	Includes securities on loan of $14,283,403.

Statement of Operations

For the Six Months Ended June 30, 2012

(Unaudited)

Investment Income:
Interest	$6,211
Dividends	3,699,981
Income from securities lending	84,482
Foreign withholding tax	(108,287)

Total Investment Income	3,682,387

Expenses:
Manager fees	1,470,292
Administration fees	83,732
Distribution fees	490,097
Custodian fees	16,203
Administrative and compliance services fees	6,346
Trustee fees	13,893
Professional fees	15,367
Shareholder reports	23,923
Other expenses	9,826

Total expenses before reductions	2,129,679
Less expenses voluntarily waived/reimbursed by the Manager	(98,018)
Less expenses paid indirectly	(17,578)

Net expenses	2,014,083

Net Investment Income/(Loss)	1,668,304

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	19,381,617
Change in unrealized appreciation/depreciation on investments	2,769,826

Net Realized/Unrealized Gains/(Losses) on Investments	22,151,443

Change in Net Assets Resulting From Operations	$23,819,747

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Statements of Changes in Net Assets

	AZL Davis New York Venture Fund
	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$1,668,304	$2,821,593
Net realized gains/(losses) on investment transactions	19,381,617	19,211,565
Change in unrealized appreciation/depreciation on investments	2,769,826	(39,423,172)

Change in net assets resulting from operations	23,819,747	(17,390,014)

Dividends to Shareholders:
From net investment income	—	(3,366,833)

Change in net assets resulting from dividends to shareholders	—	(3,366,833)

Capital Transactions:
Proceeds from shares issued	24,327,900	12,537,382
Proceeds from dividends reinvested	—	3,366,833
Value of shares redeemed	(18,032,070)	(55,810,279)

Change in net assets resulting from capital transactions	6,295,830	(39,906,064)

Change in net assets	30,115,577	(60,662,911)
Net Assets:
Beginning of period	364,641,998	425,304,909

End of period	$394,757,575	$364,641,998

Accumulated net investment income/(loss)	$2,547,489	$879,185

Share Transactions:
Shares issued	2,086,956	1,108,820
Dividends reinvested	—	319,737
Shares redeemed	(1,578,019)	(4,961,060)

Change in shares	508,937	(3,532,503)

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Davis New York Venture Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30,		Year Ended December 31,
	2012		2011	2010	2009	2008	2007
	(Unaudited)
Net Asset Value, Beginning of Period	$10.98		$11.57	$10.59	$8.09	$14.13	$13.61

Investment Activities:
Net Investment Income/(Loss)	0.05		0.09	0.14	0.16	0.07	0.11
Net Realized and Unrealized Gains/(Losses) on Investments	0.68		(0.58)	1.10	2.41	(5.70)	0.47

Total from Investment Activities	0.73		(0.49)	1.24	2.57	(5.63)	0.58

Dividends to Shareholders From:
Net Investment Income	—		(0.10)	(0.26)	(0.07)	(0.11)	(0.06)
Net Realized Gains	—		—	—	—	(0.30)	—

Total Dividends	—		(0.10)	(0.26)	(0.07)	(0.41)	(0.06)

Net Asset Value, End of Period	$11.71		$10.98	$11.57	$10.59	$8.09	$14.13

Total Return(a)	6.65	%(b)	(4.20)%	12.05%	31.83%	(40.50)%	4.15%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$394,758		$364,642	$425,305	$573,305	$451,995	$572,298
Net Investment Income/(Loss)(c)	0.85%		0.71%	0.55%	1.72%	0.83%	0.82%
Expenses Before Reductions(c)(d)	1.09%		1.10%	1.08%	1.11%	1.12%	1.09%
Expenses Net of Reductions(c)	1.03%		1.06%	1.03%	1.06%	1.07%	1.09%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)(e)	1.04%		1.06%	1.03%	1.06%	1.08%	1.09%
Portfolio Turnover Rate	16	%(b)	11%	14%	23%	26%	15%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Davis New York Venture Fund

Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Davis New York Venture Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Davis New York Venture Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Davis New York Venture Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2012 are presented on the Fund’s Schedule of Portfolio Investments (“Schedule”). The average outstanding amount of securities on loan was $11.9 million for the period ended June 30, 2012.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $8,358 during the period ended June 30, 2012. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Fund may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2012, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2012, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Davis New York Venture Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to an amended and restated subadvisory agreement between the Manager and Davis Selected Advisers, L.P. (“Davis”), Davis provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2013.

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Davis New York Venture Fund	0.75%	1.20%

*	The Manager voluntarily reduced the management fee to 0.70% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2012, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Davis New York Venture Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $2,341 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting and a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Davis New York Venture Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Beverages	$10,318,261	$2,991,412	$—	$13,309,673
Capital Markets	23,616,778	5,199,332	—	28,816,110
Distributors	—	974,331	—	974,331
Food Products	1,072,203	720,258	—	1,792,461
Household Durables	—	556,369	—	556,369
Marine	—	4,437,472	—	4,437,472
Metals & Mining	—	3,905,431	—	3,905,431
Oil, Gas & Consumable Fuels	28,449,031	974,603	—	29,423,634
Pharmaceuticals	891,588	3,332,938	—	4,224,526
Real Estate Management & Development	2,410,673	4,014,123	—	6,424,796
Textiles, Apparel & Luxury Goods	—	527,047	—	527,047
Transportation Infrastructure	—	4,843,835	—	4,843,835
All Other Common Stocks+	272,721,137	—	—	272,721,137
Convertible Bonds:
Paper & Forest Products	—	112,240	—	112,240
Securities Held as Collateral for Securities on Loan	—	14,288,217	—	14,288,217
Unaffiliated Investment Company	19,620,250	—	—	19,620,250

Total Investment Securities	$359,099,921	$46,877,608	$—	$405,977,529

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

Quantitative Information about Level 3 Fair Value Measurements
Type of Assets	Fair Value at 06/30/2012	Valuation Basis at 06/30/2012	Valuation Technique(s)	Unobservable Input(s)	Range	Weighted Average
Investment Securities:
Common Stock:
Paper & Forest Products:
Sino-Forest Corp.	$—	Valued at zero	Discount of the last traded price	Discount rate	—	—
Sino-Forest Corp. — 144A	—	Valued at zero	Discount of the last traded price	Discount rate	—	—

Total Investment Securities	$—

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Davis New York Venture Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of December 31, 2011	Net realized gains/ (losses)	Change in unrealized appreciation/ (depreciation)	Gross purchases	Transfers in/ (out) of Level 3	Balance as of June 30, 2012
Investment Securities:
Common Stocks:
Paper & Forest Products	$398,033	$—	$(398,033)	$—	$—	$—

Total Investment Securities	$398,033	$—	$(398,033)	$—	$—	$—

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Davis New York Venture Fund	$61,653,111	$59,327,890

6.	Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At June 30, 2012, the Fund held restricted securities representing 0.0% of net assets, all of which have been deemed illiquid. The restricted illiquid securities held as of June 30, 2012 are presented in the Fund’s Schedule of Portfolio Investments.

Security	Acquisition Date	Acquisition Cost	Shares	Fair Value	Percentage of Net Assets
Sino-Forest Corp., 5.00%, 8/1/13	7/17/08	$488,000	488,000	$112,240	0.0%
Sino-Forest Corp., Class A	12/11/09	166,320	9,900	—	0.0

7.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $311,031,056. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$110,432,090
Unrealized depreciation	(15,485,617)

Net unrealized appreciation	$94,946,473

As of the end of their tax year ended December 31, 2011, the following Portfolios have capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Davis New York Venture Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

CLCFs subject to expiration:

	Short-term Amount	Expires
AZL Davis New York Venture Fund	$91,631,356	12/31/2015
	30,736,138	12/31/2016
	44,314,504	12/31/2017

During the year ended December 31, 2011, the Fund utilized $18,229,273 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2011 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Davis New York Venture Fund	$3,366,833	$—	$3,366,833

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Davis New York Venture Fund	$1,461,073	$(166,681,998)	$91,933,645	$(73,287,280)

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2012.

8.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL® Dreyfus Research Growth Fund

(formerly AZL® Dreyfus Equity Growth Fund)

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Dreyfus Research Growth Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Dreyfus Research Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Dreyfus Research Growth Fund	$1,000.00	$1,107.80	$5.35	1.02%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Dreyfus Research Growth Fund	$1,000.00	$1,019.79	$5.12	1.02%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

Portfolio Composition

(Unaudited)

Investments	Percent of net assets+
Information Technology	32.7%
Consumer Discretionary	18.2
Health Care	12.2
Consumer Staples	12.0
Industrials	10.7
Materials	4.4
Energy	4.0
Affiliated Investment Company	3.0
Financials	2.8

Total	100.0%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Dreyfus Research Growth Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks (96.9%):
Aerospace & Defense (1.4%):
20,370	Precision Castparts Corp.	$3,350,661

Air Freight & Logistics (1.3%):
35,770	FedEx Corp.	3,276,890

Auto Components (1.4%):
71,750	Delphi Automotive plc*	1,829,625
55,360	Johnson Controls, Inc.	1,534,026

		3,363,651

Beverages (4.2%):
106,580	Coca-Cola Enterprises, Inc.	2,988,503
101,670	PepsiCo, Inc.	7,184,002

		10,172,505

Biotechnology (3.8%):
17,560	Alexion Pharmaceuticals, Inc.*	1,743,708
19,420	Biogen Idec, Inc.*	2,803,860
63,830	Gilead Sciences, Inc.*	3,273,202
27,040	Vertex Pharmaceuticals, Inc.*	1,512,077

		9,332,847

Capital Markets (0.5%):
20,160	T. Rowe Price Group, Inc.	1,269,274

Chemicals (4.4%):
62,910	Eastman Chemical Co.	3,168,777
52,380	Monsanto Co.	4,336,016
30,140	PPG Industries, Inc.	3,198,457

		10,703,250

Communications Equipment (3.9%):
27,940	F5 Networks, Inc.*	2,781,706
122,120	QUALCOMM, Inc.	6,799,642

		9,581,348

Computers & Peripherals (8.3%):
34,973	Apple, Inc.*	20,424,232

Construction & Engineering (1.3%):
62,590	Fluor Corp.	3,088,191

Consumer Finance (1.1%):
77,450	Discover Financial Services	2,678,221

Diversified Financial Services (1.2%):
9,380	IntercontinentalExchange, Inc.*	1,275,492
46,670	Moody’s Corp.	1,705,789

		2,981,281

Energy Equipment & Services (2.6%):
27,680	National-Oilwell Varco, Inc.	1,783,699
69,760	Schlumberger, Ltd.	4,528,122

		6,311,821

Food & Staples Retailing (3.2%):
56,500	Wal-Mart Stores, Inc.	3,939,180
41,530	Whole Foods Market, Inc.	3,958,639

		7,897,819

Shares		Fair Value

Common Stocks, continued
Health Care Equipment & Supplies (0.8%):
48,550	St. Jude Medical, Inc.	$1,937,630

Health Care Providers & Services (1.5%):
38,450	McKesson, Inc.	3,604,687

Health Care Technology (0.9%):
25,750	Cerner Corp.*	2,128,495

Hotels, Restaurants & Leisure (2.0%):
63,430	Royal Caribbean Cruises, Ltd.	1,651,083
59,470	Starbucks Corp.	3,170,940

		4,822,023

Household Durables (1.0%):
134,000	Newell Rubbermaid, Inc.	2,430,760

Household Products (0.8%):
27,200	Energizer Holdings, Inc.*	2,046,800

Industrial Conglomerates (1.6%):
74,170	Danaher Corp.	3,862,774

Internet & Catalog Retail (2.9%):
17,500	Amazon.com, Inc.*	3,996,125
4,850	Priceline.com, Inc.*	3,222,922

		7,219,047

Internet Software & Services (3.8%):
12,067	Google, Inc., Class A*	6,999,704
21,270	LinkedIn Corp., Class A*	2,260,363

		9,260,067

IT Services (3.4%):
8,530	MasterCard, Inc., Class A	3,668,838
65,740	Paychex, Inc.	2,064,894
35,316	Teradata Corp.*	2,543,105

		8,276,837

Life Sciences Tools & Services (0.6%):
36,850	Agilent Technologies, Inc.	1,445,994

Machinery (3.1%):
54,670	Caterpillar, Inc.	4,642,029
77,460	Eaton Corp.	3,069,740

		7,711,769

Media (2.1%):
106,050	News Corp., Class A	2,363,854
59,430	Viacom, Inc., Class B	2,794,399

		5,158,253

Multiline Retail (2.5%):
35,340	Dollar General Corp.*	1,922,143
75,530	Macy’s, Inc.	2,594,455
33,330	Nordstrom, Inc.	1,656,168

		6,172,766

Oil, Gas & Consumable Fuels (1.5%):
40,030	EOG Resources, Inc.	3,607,103

Personal Products (0.7%):
102,460	Avon Products, Inc.	1,660,877

continued

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Dreyfus Research Growth Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Pharmaceuticals (4.7%):
27,540	Allergan, Inc.	$2,549,378
87,300	Bristol-Myers Squibb Co.	3,138,435
31,260	Merck & Co., Inc.	1,305,105
17,070	Perrigo Co.	2,013,065
33,810	Watson Pharmaceuticals, Inc.*	2,501,602

		11,507,585

Road & Rail (2.0%):
41,230	Union Pacific Corp.	4,919,151

Semiconductors & Semiconductor Equipment (5.2%):
84,330	Analog Devices, Inc.	3,176,711
66,750	Broadcom Corp., Class A	2,256,150
51,010	Skyworks Solutions, Inc.*	1,396,144
144,330	Texas Instruments, Inc.	4,140,828
54,350	Xilinx, Inc.	1,824,529

		12,794,362

Software (7.9%):
31,910	Citrix Systems, Inc.*	2,678,525
49,230	Intuit, Inc.	2,921,801
251,760	Oracle Corp.	7,477,272
51,930	Red Hat, Inc.*	2,933,007
13,800	Salesforce.com, Inc.*	1,907,988
16,158	VMware, Inc., Class A*	1,471,024

		19,389,617

Shares		Fair Value

Common Stocks, continued
Specialty Retail (3.8%):
33,690	Dick’s Sporting Goods, Inc.	$1,617,120
80,490	Home Depot, Inc. (The)	4,265,165
37,490	Limited Brands, Inc. (The)	1,594,450
31,300	Ross Stores, Inc.	1,955,311

		9,432,046

Textiles, Apparel & Luxury Goods (2.4%):
28,060	Michael Kors Holdings, Ltd.*	1,174,031
32,770	PVH Corp.	2,549,178
22,990	Under Armour, Inc., Class A*	2,172,095

		5,895,304

Tobacco (3.1%):
88,220	Philip Morris International, Inc.	7,698,077

Total Common Stocks (Cost $201,503,307)		237,414,015

Affiliated Investment Company (3.1%):
7,456,447	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(a)	7,456,447

Total Affiliated Investment Company (Cost $7,456,447)		7,456,447

Total Investment Securities (Cost $208,959,754)(b) — 100.0%		244,870,462
Net other assets (liabilities) — 0.0%		61,560

Net Assets — 100.0%		$244,932,022

Percentages indicated are based on net assets as of June 30, 2012.

*	Non-income producing security

(a)	The rate represents the effective yield at June 30, 2012.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Dreyfus Research Growth Fund

Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$201,503,307
Investments in affiliates, at cost	7,456,447

Total investment securities, at cost	$208,959,754

Investments in non-affiliates, at value	$237,414,015
Investments in affiliates, at value	7,456,447

Total investment securities, at value	244,870,462
Interest and dividends receivable	248,675
Receivable for capital shares issued	178,091
Receivable for expenses paid indirectly	5,488
Receivable for investments sold	561,974
Prepaid expenses	1,229

Total Assets	245,865,919

Liabilities:
Payable for investments purchased	711,432
Payable for capital shares redeemed	1,076
Manager fees payable	136,810
Administration fees payable	7,906
Distribution fees payable	48,861
Custodian fees payable	2,501
Administrative and compliance services fees payable	2,364
Other accrued liabilities	22,947

Total Liabilities	933,897

Net Assets	$244,932,022

Net Assets Consist of:
Capital	$224,926,510
Accumulated net investment income/(loss)	1,271,720
Accumulated net realized gains/(losses) from investment transactions	(17,176,916)
Net unrealized appreciation/(depreciation) on investments	35,910,708

Net Assets	$244,932,022

Shares of beneficial interest (unlimited number of shares authorized, no par value)	23,827,168
Net Asset Value (offering and redemption price per share)	$10.28

Statement of Operations

For the Six Months Ended June 30, 2012

(Unaudited)

Investment Income:
Dividends	$1,569,700

Total Investment Income	1,569,700

Expenses:
Manager fees	930,925
Administration fees	47,729
Distribution fees	304,092
Custodian fees	6,041
Administrative and compliance services fees	3,936
Trustee fees	8,621
Professional fees	9,512
Shareholder reports	10,979
Other expenses	4,577

Total expenses before reductions	1,326,412
Less expenses voluntarily waived/reimbursed by the Manager	(79,465)
Less expenses paid indirectly	(24,783)

Net expenses	1,222,164

Net Investment Income/(Loss)	347,536

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	5,913,157
Change in unrealized appreciation/depreciation on investments	17,341,124

Net Realized/Unrealized Gains/(Losses) on Investments	23,254,281

Change in Net Assets Resulting From Operations	$23,601,817

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Statements of Changes in Net Assets

	AZL Dreyfus Research Growth Fund
	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$347,536	$944,443
Net realized gains/(losses) on investment transactions	5,913,157	14,308,232
Change in unrealized appreciation/depreciation on investments	17,341,124	(29,001,418)

Change in net assets resulting from operations	23,601,817	(13,748,743)

Dividends to Shareholders:
From net investment income	—	(765,282)

Change in net assets resulting from dividends to shareholders	—	(765,282)

Capital Transactions:
Proceeds from shares issued	13,304,107	90,710,728
Proceeds from dividends reinvested	—	765,282
Value of shares redeemed	(11,693,869)	(50,368,130)

Change in net assets resulting from capital transactions	1,610,238	41,107,880

Change in net assets	25,212,055	26,593,855
Net Assets:
Beginning of period	219,719,967	193,126,112

End of period	$244,932,022	$219,719,967

Accumulated net investment income/(loss)	$1,271,720	$924,184

Share Transactions:
Shares issued	1,300,350	8,764,203
Dividends reinvested	—	84,282
Shares redeemed	(1,149,108)	(5,254,287)

Change in shares	151,242	3,594,198

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Dreyfus Research Growth Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2012		Year Ended December 31,
			2011	2010	2009	2008	2007
	(Unaudited)
Net Asset Value, Beginning of Period	$9.28		$9.62	$7.86	$5.86	$11.05	$10.52

Investment Activities:
Net Investment Income/(Loss)	0.01		0.03	0.05	0.04	0.04	0.02
Net Realized and Unrealized Gains/(Losses) on Investments	0.99		(0.34)	1.75	1.99	(4.40)	0.89

Total from Investment Activities	1.00		(0.31)	1.80	2.03	(4.36)	0.91

Dividends to Shareholders From:
Net Investment Income	—		(0.03)	(0.04)	(0.03)	(0.03)	(0.01)
Net Realized Gains	—		—	—	—	(0.80)	(0.37)

Total Dividends	—		(0.03)	(0.04)	(0.03)	(0.83)	(0.38)

Net Asset Value, End of Period	$10.28		$9.28	$9.62	$7.86	$5.86	$11.05

Total Return(a)	10.78	%(b)	(3.20)%	22.92%	34.76%	(41.63)%	8.75%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$244,932		$219,720	$193,126	$154,388	$124,602	$292,684
Net Investment Income/(Loss)(c)	0.29%		0.43%	0.49%	0.49%	0.33%	0.34%
Expenses Before Reductions(c)(d)	1.09%		1.10%	1.11%	1.12%	1.10%	1.23%
Expenses Net of Reductions(c)	1.00%		1.00%	0.99%	0.97%	0.98%	1.17%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)(e)	1.02%		1.03%	1.04%	1.05%	1.03%	1.20%
Portfolio Turnover Rate	36	%(b)	109%	112%	165%	127%	73%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Dreyfus Research Growth Fund

Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Dreyfus Research Growth Fund (formerly AZL Dreyfus Equity Growth Fund) (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Dreyfus Research Growth Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Fund may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2012, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Dreyfus Research Growth Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Futures Contracts

During the period ended June 30, 2012, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement between the Manager and The Dreyfus Corporation (“Dreyfus”), Dreyfus provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2013.

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Dreyfus Research Growth Fund	1.00%	1.20%

*	The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $10 million at 1.00%, the next $10 million at 0.875% and above $20 million at 0.75%. The Manager voluntarily reduced management fees to 0.70%. The Manager reserves the right to stop reducing the manager fee at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2012, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Dreyfus Research Growth Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $1,439 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting and a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

During the period ended June 30, 2012, the Fund paid approximately $31,807 to affiliated broker/dealers of the Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Dreyfus Research Growth Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$237,414,015	$—	$—	$237,414,015
Affiliated Investment Company	7,456,447	—	—	7,456,447

Total Investment Securities	$244,870,462	$—	$—	$244,870,462

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Dreyfus Research Growth Fund	$84,658,503	$87,195,827

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Dreyfus Research Growth Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $209,598,258. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$40,060,216
Unrealized depreciation	(4,788,012)

Net unrealized appreciation	$35,272,204

As of the end of their tax year ended December 31, 2011, the following Portfolios have capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Short-term Amount	Expires
AZL Dreyfus Research Growth Fund	$21,833,257	12/31/2017

During the year ended December 31, 2011, the Fund utilized $15,085,660 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2011 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Dreyfus Research Growth Fund	$765,282	$—	$765,282

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Dreyfus Research Growth Fund	$924,184	$(21,833,257)	$17,312,768	$(3,596,305)

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2012.

7.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL® Eaton Vance Large Cap Value Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Eaton Vance Large Cap Value Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Eaton Vance Large Cap Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Eaton Vance Large Cap Value Fund	$1,000.00	$1,082.20	$5.33	1.03%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Eaton Vance Large Cap Value Fund	$1,000.00	$1,091.74	$5.17	1.03%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

Portfolio Composition

(Unaudited)

Investments	Percent of net assets+
Financials	23.5%
Energy	14.5
Health Care	13.8
Industrials	10.2
Information Technology	8.8
Consumer Discretionary	6.9
Consumer Staples	6.8
Utilities	5.7
Unaffiliated Investment Company	3.9
Telecommunication Services	3.6
Materials	2.5
Securities Held as Collateral for Securities on Loan	1.1

Total	101.3%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Eaton Vance Large Cap Value Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks (96.3%):
Aerospace & Defense (3.6%):
70,026	Boeing Co. (The)	$5,202,932
35,181	General Dynamics Corp.	2,320,539
90,308	Honeywell International, Inc.	5,042,799
68,910	United Technologies Corp.	5,204,772

		17,771,042

Air Freight & Logistics (0.5%):
27,419	FedEx Corp.	2,511,855

Auto Components (0.5%):
85,576	Johnson Controls, Inc.	2,371,311

Biotechnology (1.4%):
46,351	Celgene Corp.*	2,973,880
75,326	Gilead Sciences, Inc.*	3,862,717

		6,836,597

Capital Markets (2.1%):
63,307	Ameriprise Financial, Inc.	3,308,424
43,333	Goldman Sachs Group, Inc. (The)	4,153,901
62,157	State Street Corp.	2,774,689

		10,237,014

Chemicals (1.1%):
30,277	Air Products & Chemicals, Inc.	2,444,262
69,944	LyondellBasell Industries NV, Class A	2,816,645

		5,260,907

Commercial Banks (7.3%):
201,723	Fifth Third Bancorp	2,703,088
408,068	KeyCorp	3,158,446
107,045	PNC Financial Services Group, Inc.	6,541,520
598,317	Regions Financial Corp.	4,038,640
157,037	U.S. Bancorp	5,050,310
426,255	Wells Fargo & Co.	14,253,967

		35,745,971

Computers & Peripherals (2.8%):
23,948	Apple, Inc.*	13,985,632

Consumer Finance (2.2%):
189,201	American Express Co.	11,013,390

Diversified Financial Services (4.1%):
251,953	Citigroup, Inc.	6,906,032
367,389	JPMorgan Chase & Co.	13,126,809

		20,032,841

Diversified Telecommunication Services (2.6%):
202,271	AT&T, Inc.	7,212,984
139,142	CenturyLink, Inc.	5,494,717

		12,707,701

Electric Utilities (2.7%):
153,026	American Electric Power Co., Inc.	6,105,737

Shares		Fair Value

Common Stocks, continued
Electric Utilities, continued
71,050	NextEra Energy, Inc.	$4,888,951
88,006	PPL Corp.	2,447,447

		13,442,135

Energy Equipment & Services (1.6%):
78,549	National-Oilwell Varco, Inc.	5,061,698
40,020	Schlumberger, Ltd.	2,597,698

		7,659,396

Food & Staples Retailing (2.5%):
259,969	CVS Caremark Corp.	12,148,351

Food Products (3.0%):
171,080	Kraft Foods, Inc., Class A	6,607,110
58,116	Nestle SA, Registered Shares	3,467,980
146,463	Unilever NV, NYS	4,884,541

		14,959,631

Health Care Equipment & Supplies (1.1%):
96,754	Covidien plc	5,176,339

Health Care Providers & Services (2.9%):
45,311	Humana, Inc.	3,508,884
182,667	UnitedHealth Group, Inc.	10,686,019

		14,194,903

Industrial Conglomerates (3.1%):
730,369	General Electric Co.	15,220,890

Insurance (5.1%):
76,515	ACE, Ltd.	5,672,057
154,417	MetLife, Inc.	4,763,765
82,390	Prudential Financial, Inc.	3,990,148
101,273	Travelers Cos., Inc. (The)	6,465,268
203,981	XL Group plc	4,291,760

		25,182,998

Internet Software & Services (0.6%):
4,943	Google, Inc., Class A*	2,867,286

IT Services (1.7%):
42,832	International Business Machines Corp.	8,377,082

Life Sciences Tools & Services (0.6%):
61,611	Thermo Fisher Scientific, Inc.	3,198,227

Machinery (1.2%):
43,916	Deere & Co.	3,551,487
62,731	PACCAR, Inc.	2,458,428

		6,009,915

Media (4.0%):
154,300	Comcast Corp., Class A	4,932,971
89,989	Time Warner, Inc.	3,464,577
228,077	Walt Disney Co. (The)	11,061,734

		19,459,282

Metals & Mining (1.4%):
52,283	BHP Billiton, Ltd., Sponsored ADR^	3,414,080

continued

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Eaton Vance Large Cap Value Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Metals & Mining, continued
102,021	Freeport-McMoRan Copper & Gold, Inc.	$3,475,855

		6,889,935

Multi-Utilities (2.9%):
383,274	National Grid plc	4,056,165
56,299	PG&E Corp.	2,548,656
112,618	Sempra Energy	7,757,128

		14,361,949

Multiline Retail (2.0%):
143,301	Macy’s, Inc.	4,922,390
82,965	Target Corp.	4,827,733

		9,750,123

Oil, Gas & Consumable Fuels (12.9%):
39,192	Anadarko Petroleum Corp.	2,594,510
28,678	Apache Corp.	2,520,510
137,154	Chevron Corp.	14,469,747
175,809	ConocoPhillips	9,824,207
170,202	Exxon Mobil Corp.	14,564,185
59,649	Marathon Petroleum Corp.	2,679,433
142,133	Occidental Petroleum Corp.	12,190,747
141,323	Phillips 66*	4,697,577

		63,540,916

Pharmaceuticals (7.8%):
156,979	Johnson & Johnson Co.^	10,605,501
316,906	Merck & Co., Inc.	13,230,826
626,771	Pfizer, Inc.	14,415,733

		38,252,060

Real Estate Investment Trusts (REITs) (3.0%):
33,929	Avalonbay Communities, Inc.	4,800,275
45,608	Boston Properties, Inc.	4,942,539
31,785	Simon Property Group, Inc.	4,947,653

		14,690,467

Shares or Principal Amount		Fair Value

Common Stocks, continued
Road & Rail (1.7%):
70,651	Union Pacific Corp.	$8,429,371

Software (3.6%):
284,291	Microsoft Corp.	8,696,461
307,364	Oracle Corp.	9,128,711

		17,825,172

Specialty Retail (0.5%):
39,911	Bed Bath & Beyond, Inc.*	2,466,500

Tobacco (1.2%):
70,365	Philip Morris International, Inc.	6,140,050

Wireless Telecommunication Services (1.0%):
176,258	Vodafone Group plc, Sponsored ADR	4,966,950

Total Common Stocks (Cost $412,007,742)		473,684,189

Securities Held as Collateral for Securities on Loan (1.1%):
$5,201,497	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	5,201,497

Total Securities Held as Collateral for Securities on Loan (Cost $5,201,497)		5,201,497

Unaffiliated Investment Company (3.9%):
19,243,477	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(b)	19,243,477

Total Unaffiliated Investment Company (Cost $19,243,477)		19,243,477

Total Investment Securities (Cost $435,452,716)(c) — 101.3%		498,129,163
Net other assets (liabilities) — (1.3)%		(6,158,407)

Net Assets — 100.0%		$491,970,756

Percentages indicated are based on net assets as of June 30, 2012.

ADR—American Depositary Receipt

NYS—New York Shares

*	Non-income producing security

^	This security or a partial position of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $5,285,289.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2012.

(b)	The rate represents the effective yield at June 30, 2012.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Eaton Vance Large Cap Value Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2012:

Country	Percentage
Australia	0.7%
Ireland (Republic of)	1.9
Netherlands	2.1
Switzerland	1.8
United Kingdom	1.8
United States	91.7

100.0%

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Eaton Vance Large Cap Value Fund

Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets:
Investment securities, at cost	$435,452,716

Investment securities, at value*	$498,129,163
Interest and dividends receivable	1,212,747
Foreign currency, at value (cost $135,856)	132,788
Receivable for capital shares issued	102,347
Receivable for investments sold	3,835,634
Reclaims receivable	136,820
Prepaid expenses	1,955

Total Assets	503,551,454

Liabilities:
Payable for investments purchased	5,921,964
Payable for capital shares redeemed	17,748
Payable for collateral received on loaned securities	5,201,497
Manager fees payable	275,066
Administration fees payable	16,121
Distribution fees payable	96,774
Custodian fees payable	4,171
Administrative and compliance services fees payable	4,786
Other accrued liabilities	42,571

Total Liabilities	11,580,698

Net Assets	$491,970,756

Net Assets Consist of:
Capital	$572,424,412
Accumulated net investment income/(loss)	9,939,193
Accumulated net realized gains/(losses) from investment transactions	(153,069,371)
Net unrealized appreciation/(depreciation) on investments	62,676,522

Net Assets	$491,970,756

Shares of beneficial interest (unlimited number of shares authorized, no par value)	58,378,334
Net Asset Value (offering and redemption price per share)	$8.43

*	Includes securities on loan of $5,285,289.

Statement of Operations

For the Six Months Ended June 30, 2012

(Unaudited)

Investment Income:
Dividends	$5,960,518
Income from securities lending	10,756
Foreign withholding tax	(39,059)

Total Investment Income	5,932,215

Expenses:
Manager fees	1,755,189
Administration fees	90,383
Distribution fees	590,234
Custodian fees	9,357
Administrative and compliance services fees	7,455
Trustee fees	16,316
Professional fees	17,953
Shareholder reports	17,792
Other expenses	8,204

Total expenses before reductions	2,512,883
Less expenses voluntarily waived/reimbursed by the Manager	(77,674)

Net expenses	2,435,209

Net Investment Income/(Loss)	3,497,006

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	7,148,898
Change in unrealized appreciation/depreciation on investments	24,897,810

Net Realized/Unrealized Gains/(Losses) on Investments	32,046,708

Change in Net Assets Resulting From Operations	$35,543,714

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Statements of Changes in Net Assets

	AZL Eaton Vance Large Cap Value Fund
	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$3,497,006	$6,377,634
Net realized gains/(losses) on investment transactions	7,148,898	(9,575,860)
Change in unrealized appreciation/depreciation on investments	24,897,810	(16,906,038)

Change in net assets resulting from operations	35,543,714	(20,104,264)

Dividends to Shareholders:
From net investment income	—	(4,313,664)

Change in net assets resulting from dividends to shareholders	—	(4,313,664)

Capital Transactions:
Proceeds from shares issued	37,648,564	46,675,953
Proceeds from dividends reinvested	—	4,313,664
Value of shares redeemed	(17,472,916)	(74,653,792)

Change in net assets resulting from capital transactions	20,175,648	(23,664,175)

Change in net assets	55,719,362	(48,082,103)
Net Assets:
Beginning of period	436,251,394	484,333,497

End of period	$491,970,756	$436,251,394

Accumulated net investment income/(loss)	$9,939,193	$6,442,187

Share Transactions:
Shares issued	4,557,513	5,785,479
Dividends reinvested	—	586,893
Shares redeemed	(2,148,141)	(9,163,402)

Change in shares	2,409,372	(2,791,030)

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Eaton Vance Large Cap Value Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2012		Year Ended December 31,
			2011	2010	2009	2008	2007
	(Unaudited)
Net Asset Value, Beginning of Period	$7.79		$8.24	$7.59	$6.17	$11.21	$12.00

Investment Activities:
Net Investment Income/(Loss)	0.05		0.13	0.07	0.10	0.22	0.19
Net Realized and Unrealized Gains/(Losses) on Investments	0.59		(0.50)	0.67	1.53	(3.95)	(0.43)

Total from Investment Activities	0.64		(0.37)	0.74	1.63	(3.73)	(0.24)

Dividends to Shareholders From:
Net Investment Income	—		(0.08)	(0.09)	(0.21)	(0.20)	(0.20)
Net Realized Gains	—		—	—	—	(1.11)	(0.35)

Total Dividends	—		(0.08)	(0.09)	(0.21)	(1.31)	(0.55)

Net Asset Value, End of Period	$8.43		$7.79	$8.24	$7.59	$6.17	$11.21

Total Return(a)	8.22	%(b)	(4.45)%	9.83%	26.53%	(36.18)%	(2.22)%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$491,971		$436,251	$484,333	$408,379	$345,769	$754,496
Net Investment Income/(Loss)(c)	1.48%		1.40%	1.02%	1.36%	2.00%	1.58%
Expenses Before Reductions(c) (d)	1.06%		1.07%	1.08%	1.10%	1.07%	1.08%
Expenses Net of Reductions(c)	1.03%		1.04%	1.05%	1.05%	1.01%	1.05%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c) (e)	1.03%		1.04%	1.05%	1.07%	1.03%	1.05%
Portfolio Turnover Rate	26	%(b)	49%	34%	118%	26%	23%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Eaton Vance Large Cap Value Fund

Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Eaton Vance Large Cap Value Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Eaton Vance Large Cap Value Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2012 are presented on the Fund’s Schedule of Portfolio Investments (“Schedule”). The average outstanding amount of securities on loan was $7.0 million for the period ended June 30, 2012.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Eaton Vance Large Cap Value Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $1,057 during the period ended June 30, 2012. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Fund may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2012, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2012, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Eaton Vance Large Cap Value Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Eaton Vance Management (“Eaton Vance”), Eaton Vance provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2013.

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Eaton Vance Large Cap Value Fund	0.775%	1.20%

*	The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $100 million at 0.775%, the next $150 million at 0.75%, the next $250 million at 0.725% and above $500 million at 0.675%. The Manager voluntarily reduced the management fees as follows: the first $100 million at 0.75%, the next $400 million at 0.70% and above $500 million at 0.65%. The Manager reserves the right to stop reducing the manager fee at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2012, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Eaton Vance Large Cap Value Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $2,782 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting and a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Eaton Vance Large Cap Value Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Food Products	$11,491,651	$3,467,980	$—	$14,959,631
Multi-Utilities	10,305,784	4,056,165	—	14,361,949
All Other Common Stocks+	444,362,609	—	—	444,362,609
Securities Held as Collateral for Securities on Loan	—	5,201,497	—	5,201,497
Unaffiliated Investment Company	19,243,477	—	—	19,243,477

Total Investment Securities	$485,403,521	$12,725,642	$—	$498,129,163

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Eaton Vance Large Cap Value Fund	$135,500,051	$118,402,289

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $440,928,108. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$67,950,593
Unrealized depreciation	(10,749,538)

Net unrealized appreciation	$57,201,055

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Eaton Vance Large Cap Value Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

As of the end of their tax year ended December 31, 2011, the following Portfolios have capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Short-term Amount	Expires
AZL Eaton Vance Large Cap Value Fund	$52,518,858	12/31/2016
	84,345,488	12/31/2017
	5,491,128	12/31/2018

CLCFs not subject to expiration:

	Short Term Amount	Long Term Amount	Total
AZL Eaton Vance Large Cap Value Fund	$12,370,572	$—	$12,370,572

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2011 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Eaton Vance Large Cap Value Fund	$4,313,664	$—	$4,313,664

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Eaton Vance Large Cap Value Fund	$6,349,169	$(154,726,046)	$32,379,507	$(115,997,370)

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2012.

7.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

Effective on or about at close of business on September 14, 2012, Massachusetts Financial Services Company (“MFS”) will replace Eaton Vance as the subadviser to the Fund and the following name change will be effective on or about at close of business on September 14, 2012.

Name effective on or about September 14, 2012	Previous Name
AZL® MFS Value Fund	AZL® Eaton Vance Large Cap Value Fund

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL® Enhanced Bond Index Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Enhanced Bond Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Enhanced Bond Index Fund	$1,000.00	$1,023.60	$3.42	0.68%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Enhanced Bond Index Fund	$1,000.00	$1,021.48	$3.42	0.68%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

Portfolio Composition

(Unaudited)

Investments	Percent of net assets+
U.S. Government Agency Mortgages	37.7%
U.S. Treasury Obligations	17.4
Financials	16.2
Unaffiliated Investment Company	15.6
Asset Backed Securities	6.7
Collateralied Mortgage Obligations	5.6
Energy	3.1
Securities Held as Collateral for Securities on Loan	2.4
Consumer Discretionary	2.1

Investments	Percent of net assets+
Utilities	2.1%
Sovereign Bonds	1.8
Materials	1.5
Consumer Staples	1.3
Telecommunication Services	1.1
Health Care	1.0
Industrials	0.8
Information Technology	0.8
Municipal Bonds	0.7
U.S. Government Agencies	0.0

Total	117.9%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Principal Amount		Fair Value

Asset Backed Securities (6.7%):
$767,187	321 Henderson Receivables LLC, Series 2010-3A, Class A, 3.82%, 1/15/32(a)	$781,572
1,020,000	AH Mortgage Advance Trust, Series SART-3, Class 1A1, 2.98%, 3/13/13(a)	1,027,867
1,220,000	AmeriCredit Automobile Receivables Trust, Series 2011-2, Class A3, 1.61%, 10/8/15	1,229,069
1,786,642	Ares Collateralized Loan Obligation Funds, Series 2007-3RA, Class A2, 0.69%, 4/16/21(a) (b)	1,690,967
2,390,000	Arran Cards Funding plc, Series 2012-1A, Class A1, 0.94%, 7/15/15(a) (b)	2,391,982
435,000	Credit Acceptance Auto Loan Trust, Series 2010-1, Class A, 2.06%, 4/16/18(a)	434,697
1,605,000	Ford Credit Auto Lease Trust, Series 2012-A, Class A3, 0.85%, 1/15/15	1,605,756
955,000	Ford Credit Floorplan Master Owner Trust, Series 2012-1, Class D, 2.34%, 1/15/16(b)	954,990
2,025,000	Ford Credit Floorplan Master Owner Trust, Series 2012-2, Class A, 1.92%, 1/15/19	2,059,745
27,399	GSAA Home Equity Trust, Series 2007-5, Class 1AV1, 0.35%, 5/25/37(b)	11,506
439,629	Henderson Receivables LLC, Series 2010-1A, Class A, 5.56%, 7/15/59(a)	489,380
805,601	Santander Consumer Acquired Receivables Trust, Series 2011-S1A, Class B, 1.66%, 6/15/13(a)	799,855
495,759	Santander Consumer Acquired Receivables Trust, Series 2011-S1A, Class C, 2.01%, 6/15/13(a)	492,060
1,100,000	Santander Drive Auto Receivables Trust, Series 2010-A, Class A3, 1.83%, 11/17/14(a)	1,109,588
845,000	Santander Drive Auto Receivables Trust, Series 2010-B, Class A3, 1.31%, 2/17/14(a)	846,198

Principal Amount		Fair Value

Asset Backed Securities, continued
$808,228	Santander Drive Auto Receivables Trust, Series 2011-2, Class A2, 1.04%, 4/15/14	$808,847
2,270,000	Santander Drive Auto Receivables Trust, Series 2011-3, Class C, 3.09%, 5/15/17	2,295,442
1,126,848	Santander Drive Auto Receivables Trust, Series 2011-4, Class A2, 1.37%, 7/15/13	1,131,427
830,000	Santander Drive Auto Receivables Trust, Series 2011-4, Class C, 3.82%, 5/15/15	855,150
381,406	Santander Drive Auto Receivables Trust, Series 2011-S1A, Class B, 1.48%, 7/15/13(a)	379,492
283,049	Santander Drive Auto Receivables Trust, Series 2011-S2A, Class C, 2.86%, 8/15/13(a)	284,673
1,055,000	Santander Drive Auto Receivables Trust, Series 2012-2, Class D, 3.87%, 1/15/16	1,065,550
1,040,000	Santander Drive Auto Receivables Trust, Series 2012-3, Class B, 1.94%, 12/15/16	1,040,499
1,160,000	Santander Drive Auto Receivables Trust, Series 2012-4, Class B, 2.33%, 3/15/17	1,159,999
845,229	SLM Student Loan Trust, Series 2004-B, Class A2, 0.67%, 6/15/21(b)	817,537
653,769	SLM Student Loan Trust, Series 2010-1, Class A, 0.65%, 7/25/17(b)	654,653
1,239,842	SLM Student Loan Trust, Series 2012-A, Class A1, 1.65%, 4/15/16(a)(b)	1,249,156
1,095,000	SLM Student Loan Trust, Series 2012-C, Class A2, 3.34%, 10/15/46(a)	1,094,851
205,487	Structured Receivables Finance LLC, Series 2010-B, Class A, 3.73%, 2/16/26(a)	210,048

Total Asset Backed Securities (Cost $28,764,125)		28,972,556

continued

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Principal Amount		Fair Value

Collateralized Mortgage Obligations (5.6%):
$590,000	Arkle Master Issuer plc, Series 2010-1A, Class 2A, 1.62%, 5/17/60(a)(b)	$590,988
690,000	Arkle Master Issuer plc, Series 2010-2A, Class 1A1, 1.87%, 5/17/60(a)(b)	693,115
163,485	Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A2, 5.80%, 7/10/12(b)	164,330
1,510,000	Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A3, 5.98%, 8/10/14(b)	1,571,644
50,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PW10, Class AM, 5.45%, 12/15/15(b)	52,234
625,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW16, Class AM, 5.72%, 6/1/40(b)	659,103
590,000	Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class AM, 5.35%, 12/10/16	602,887
444,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR1, Class A3, 3.39%, 5/15/45	451,460
100,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class AM, 5.81%, 6/15/16(b)	105,529
255,423	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A2, 5.45%, 1/15/49(b)	258,178
186,088	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A2, 5.87%, 6/15/39(b)	186,022
1,114,202	DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.74%, 6/10/17(a)	1,191,427
1,320,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class A2, 4.53%, 7/1/19(a)	1,465,879
460,000	Extended Stay America Trust, Series 2010-ESHA, Class B, 4.22%, 11/5/15(a)	464,413
73,159	Fannie Mae, Series 2009-70, Class NT, 4.00%, 8/25/19	76,813

Principal Amount		Fair Value

Collateralized Mortgage Obligations, continued
$755,000	Fannie Mae, Series 2011-52, Class GB, 5.00%, 6/25/41	$863,271
1,055,000	Fannie Mae, Series 2011-99, Class DB, 5.00%, 10/25/41	1,211,262
40,479	Freddie Mac, Series 2890, Class KC, 4.50%, 2/15/19	41,520
890,000	Holmes Master Issuer plc, Series 2010-1A, Class A2, 1.87%, 10/15/54(a) (b)	894,215
729,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1A, Class A2, 4.77%, 3/12/39	739,095
1,260,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A3B, 5.45%, 5/15/45	1,312,320
793,960	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2, 5.99%, 6/15/49(b)	795,177
5,210,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-CBX, Class XA, 2.07%, 6/15/45(b)	594,314
1,080,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-WLDN, Class A, 3.90%, 5/5/30(a)	1,105,597
170,000	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.89%, 6/15/38(b)	179,693
1,160,000	Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A4, 4.86%, 8/12/39(b)	1,238,945
820,000	Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4, 5.05%, 7/12/15(b)	907,989
650,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 6.16%, 7/12/17(b)	714,667
199,489	Morgan Stanley Capital I, Series 2007-IQ15, Class A2, 6.04%, 8/11/12(b)	199,487
1,339,271	Morgan Stanley Re-Remic Trust, Series 2012-XA, 2.00%, 7/28/49(a)	1,343,037

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Principal Amount		Fair Value

Collateralized Mortgage Obligations, continued
$319,000	Permanent Master Issuer plc, Series 2006-1, Class 6A1, 1.14%, 4/15/20(a) (b)	$496,804
620,000	RBSCF Trust, Series 2010-RR3, Class WBTA, 5.90%, 4/16/17(a) (b)	691,594
1,335,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.53%, 5/10/63	1,356,020
1,040,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4, 4.80%, 10/15/41	1,116,161

Total Collateralized Mortgage Obligations (Cost $23,766,770)		24,335,190

Corporate Bonds (18.4%):
Aerospace & Defense (0.2%):
770,000	United Technologies Corp., 4.50%, 6/1/42	845,772

Beverages (0.3%):
460,000	Anheuser-Busch InBev NV Worldwide, Inc., 5.00%, 4/15/20	538,684
500,000	SABMiller Holdings, Inc., 3.75%, 1/15/22(a)	531,726

		1,070,410

Biotechnology (0.3%):
450,000	Amgen, Inc., 3.63%, 5/15/22, Callable 2/15/22 @ 100	465,338
900,000	Amgen, Inc., 5.38%, 5/15/43, Callable 11/15/42 @ 100	973,570

		1,438,908

Capital Markets (1.6%):
370,000	General Electric Capital Corp., 4.38%, 9/16/20, MTN	400,282
555,000	General Electric Capital Corp., Series G, 6.15%, 8/7/37, MTN	655,690
3,285,000	Goldman Sachs Group, Inc., 6.00%, 5/1/14, MTN	3,471,772
1,315,000	Goldman Sachs Group, Inc., 5.50%, 11/15/14	1,388,852
160,000	Morgan Stanley, 5.45%, 1/9/17, MTN	161,582
525,000	Morgan Stanley, 4.75%, 3/22/17	523,846
313,000	SteelRiver Transmission Co. LLC, 4.71%, 6/30/17(a)	322,635

		6,924,659

Principal Amount		Fair Value

Corporate Bonds, continued
Chemicals (0.2%):
$320,000	Dow Chemical Co. (The), 5.25%, 11/15/41, Callable 5/15/41 @ 100	$353,740
555,000	Eastman Chemical Co., 2.40%, 6/1/17	560,879

		914,619

Commercial Banks (2.5%):
1,245,000	Bank of America Corp., 6.50%, 8/1/16	1,367,177
820,000	Bank of America Corp., 5.63%, 10/14/16	871,465
680,000	Bank of America Corp., 5.70%, 1/24/22	748,880
430,000	Bank of America Corp., Series 1, 3.75%, 7/12/16	433,498
1,710,000	Citigroup, Inc., 4.59%, 12/15/15	1,788,790
1,445,000	JPMorgan Chase & Co., 1.88%, 3/20/15, MTN	1,443,883
75,000	Morgan Stanley, 5.50%, 7/28/21	73,894
310,000	Morgan Stanley, Series G, 2.97%, 5/14/13, MTN(b)	309,575
2,640,000	Wells Fargo & Co., 1.50%, 7/1/15	2,641,996
1,105,000	Wells Fargo & Co., 3.50%, 3/8/22, MTN	1,137,004

		10,816,162

Consumer Finance (0.1%):
605,000	Capital One Financial Corp., 2.15%, 3/23/15	609,716

Diversified Financial Services (2.7%):
425,000	Bank of America Corp., Series L, 7.38%, 5/15/14, MTN	457,060
720,000	Berkshire Hathaway Finance Corp., 1.60%, 5/15/17	725,013
1,155,000	Caterpillar Financial Services Corp., 1.10%, 5/29/15, MTN	1,161,463
860,000	Citigroup, Inc., 6.38%, 8/12/14	920,580
1,145,000	Citigroup, Inc., 5.50%, 10/15/14	1,212,291
330,000	Citigroup, Inc., 4.45%, 1/10/17	345,920
1,375,000	Daimler Finance NA LLC, 1.88%, 9/15/14(a)	1,382,338
725,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.80%, 3/15/22	733,188

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Principal Amount		Fair Value

Corporate Bonds, continued
Diversified Financial Services, continued
$2,825,000	JPMorgan Chase & Co., 4.65%, 6/1/14	$2,974,239
1,620,000	TIERS Funding Trust, Series 2012-01, 2.22%, 5/12/14, Callable 5/10/13 @ 100(a) (b)	1,620,000

		11,532,092

Diversified Telecommunication Services (0.0%):
100,000	Virgin Media Secured Finance plc, 5.50%, 1/15/21	164,420

Education (0.1%):
310,000	President & Fellows of Harvard College (The), 6.50%, 1/15/39(a)	462,114

Electronic Equipment, Instruments & Components (0.2%):
675,000	Agilent Technologies, Inc., 6.50%, 11/1/17	810,566

Food & Staples Retailing (0.8%):
316,000	Kraft Foods, Inc., 6.13%, 2/1/18	378,668
614,000	Kraft Foods, Inc., 4.13%, 2/9/16	668,589
630,000	Kraft Foods, Inc., 2.25%, 6/5/17(a)	645,043
329,000	Kraft Foods, Inc., 6.50%, 8/11/17	399,172
405,000	Kraft Foods, Inc., 6.13%, 8/23/18	492,846
490,000	Kraft Foods, Inc., 5.38%, 2/10/20	579,844
360,000	Kraft Foods, Inc., 3.50%, 6/6/22(a)	369,418
40,000	Kraft Foods, Inc., 5.00%, 6/4/42(a)	42,335

		3,575,915

Health Care Equipment & Supplies (0.0%):
50,000	Hospira, Inc., 5.60%, 9/15/40, Callable 3/15/40 @ 100	51,976

Health Care Providers & Services (0.5%):
1,305,000	Express Scripts Holding Co., 2.65%, 2/15/17(a)	1,327,667
200,000	UnitedHealth Group, Inc., 3.88%, 10/15/20, Callable 7/15/20 @ 100	217,631
385,000	UnitedHealth Group, Inc., 3.38%, 11/15/21, Callable 8/15/21 @ 100	404,911

		1,950,209

Principal Amount		Fair Value

Corporate Bonds, continued
Hotels, Restaurants & Leisure (0.2%):
$910,000	McDonald’s Corp., 1.88%, 5/29/19, MTN	$907,943

Independent Power Producers & Energy Traders (1.6%):
220,000	Carolina Power & Light Co., 5.70%, 4/1/35	275,226
300,000	Columbus Southern Power Co., 6.05%, 5/1/18	358,779
900,000	Constellation Energy Group, Inc., 5.15%, 12/1/20, Callable 9/1/20 @ 100	996,247
400,000	Dominion Resources, Inc., Series C, 4.90%, 8/1/41	451,384
100,000	Duke Energy Corp., 3.95%, 9/15/14	106,148
65,000	Florida Power & Light Co., 5.95%, 2/1/38	86,350
400,000	Florida Power Corp., 6.40%, 6/15/38	545,533
40,000	MidAmerican Energy Holdings Co., 5.95%, 5/15/37	49,614
450,000	MidAmerican Energy Holdings Co., 6.50%, 9/15/37	592,415
452,000	Ohio Power Co., Series K, 6.00%, 6/1/16	523,260
450,000	Ohio Power Co., Series M, 5.38%, 10/1/21	531,279
850,000	Pacificorp, 5.65%, 7/15/18	1,025,296
350,000	Progress Energy Carolinas, Inc., 5.30%, 1/15/19	420,113
925,000	Xcel Energy, Inc., 4.70%, 5/15/20, Callable 11/15/19 @ 100	1,068,678

		7,030,322

Insurance (1.6%):
310,000	American International Group, Inc., 3.00%, 3/20/15	311,566
635,000	American International Group, Inc., 3.80%, 3/22/17	647,313
390,000	American International Group, Inc., 4.88%, 6/1/22	399,057
125,000	American International Group, Inc., Series MP, 5.45%, 5/18/17, MTN	135,698
185,000	Berkshire Hathaway, Inc., 2.20%, 8/15/16	192,466

continued

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Principal Amount		Fair Value

Corporate Bonds, continued
Insurance, continued
$1,120,000	MetLife Global Funding I, 2.00%, 1/10/14(a)	$1,131,444
1,710,000	MetLife Institutional Funding II LLC, 1.63%, 4/2/15(a)	1,710,946
1,125,000	MetLife, Inc., 6.75%, 6/1/16	1,319,174
905,000	New York Life Global Funding, 1.65%, 5/15/17(a)	902,429
90,000	Prudential Financial, Inc., Series D, 4.75%, 9/17/15, MTN	96,895

		6,846,988

IT Services (0.6%):
1,235,000	IBM Corp., 0.55%, 2/6/15	1,226,986
1,450,000	IBM Corp., 1.95%, 7/22/16	1,491,614

		2,718,600

Machinery (0.2%):
605,000	Deere & Co., 2.60%, 6/8/22, Callable 3/8/22 @ 100	603,942
269,000	Xylem, Inc., 3.55%, 9/20/16(a)	283,281

		887,223

Media (1.7%):
671,000	Comcast Corp., 5.88%, 2/15/18	793,442
300,000	Comcast Corp., 5.70%, 5/15/18	353,800
337,000	Comcast Corp., 6.40%, 3/1/40	420,439
295,000	Cox Communications, Inc., 8.38%, 3/1/39(a)	415,151
575,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.50%, 3/1/16	606,476
235,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 6.38%, 3/1/41	269,061
280,000	NBCUniversal Media LLC, 5.15%, 4/30/20	321,460
430,000	NBCUniversal Media LLC, 5.95%, 4/1/41	507,605
525,000	Omnicom Group, Inc., 5.90%, 4/15/16	604,898
820,000	Scripps Networks Interactive, Inc., 2.70%, 12/15/16	846,020

Principal Amount		Fair Value

Corporate Bonds, continued
Media, continued
$180,000	Time Warner Cable, Inc., 5.88%, 11/15/40, Callable 5/15/40 @ 100	$201,453
410,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/1/41 @ 100	446,117
1,015,000	Time Warner, Inc., 6.20%, 7/1/13	1,066,537
325,000	Time Warner, Inc., 3.40%, 6/15/22	327,731

		7,180,190

Metals & Mining (0.1%):
420,000	Barrick NA Finance LLC, 4.40%, 5/30/21	452,688

Multi-Utilities (0.2%):
405,000	Georgia Power Co., 4.30%, 3/15/42	421,873
285,000	Sempra Energy, 6.00%, 10/15/39	353,997

		775,870

Oil, Gas & Consumable Fuels (1.6%):
150,000	Anadarko Petroleum Corp., 7.63%, 3/15/14	164,602
58,000	Anadarko Petroleum Corp., 5.75%, 6/15/14	62,339
2,025,000	Anadarko Petroleum Corp., 6.38%, 9/15/17	2,352,309
216,000	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	250,685
550,000	Energy Transfer Partners LP, 6.50%, 2/1/42, Callable 8/1/41 @ 100	589,402
50,000	Enterprise Products Operating LP, 6.13%, 2/1/13	51,374
625,000	Enterprise Products Operating LP, 4.05%, 2/15/22	662,791
750,000	Enterprise Products Operating LP, Series L, 6.30%, 9/15/17	895,211
400,000	Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	456,829
186,000	Marathon Petroleum Corp., 6.50%, 3/1/41	211,381
140,000	Rockies Express Pipeline LLC, 3.90%, 4/15/15(a)	134,750
540,000	Ruby Pipeline LLC, 6.00%, 4/1/22(a)	570,521
480,000	Williams Partners LP, 4.00%, 11/15/21	498,612

		6,900,806

continued

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Principal Amount		Fair Value

Corporate Bonds, continued
Paper & Forest Products (0.2%):
$400,000	Georgia-Pacific LLC, 7.70%, 6/15/15	$464,698
375,000	International Paper Co., 4.75%, 2/15/22, Callable 11/15/21 @ 100^	409,327

		874,025

Specialty Retail (0.2%):
815,000	Penske Truck Leasing Co., LP, 3.13%, 5/11/15(a)	819,874
Thrifts & Mortgage Finance (0.1%):
485,000	Murray Street Investment Trust I, 4.65%, 3/9/17(c)	485,935
Tobacco (0.1%):
60,000	Altria Group, Inc., 9.95%, 11/10/38	95,404
128,000	Altria Group, Inc., 10.20%, 2/6/39	208,221

		303,625

Wireless Telecommunication Services (0.5%):
535,000	Crown Castle Towers LLC, 6.11%, 1/15/20(a)	619,325
522,000	GTE Corp., 6.84%, 4/15/18	639,339
400,000	SBA Tower Trust, 4.25%, 4/15/15(a)	418,328
450,000	Verizon Communications, Inc., 6.90%, 4/15/38	619,163

		2,296,155

Total Corporate Bonds (Cost $77,325,800)		79,647,782

Yankee Dollars (13.1%):
Commercial Banks (5.7%):
1,815,000	Bank of Montreal, 1.95%, 1/30/17(a)	1,867,450
1,365,000	Bank of Nova Scotia, 1.95%, 1/30/17(a)	1,404,992
1,370,000	Caisse centrale Desjardins, 1.60%, 3/6/17(a)	1,385,358
1,585,000	DNB Bank ASA, 3.20%, 4/3/17(a)	1,603,099
655,000	DnB NOR ASA, 2.10%, 10/14/15(a)	666,872
755,000	DnB NOR ASA, 2.90%, 3/29/16(a)	784,011
240,000	Eksportfinans A/S, 3.00%, 11/17/14	227,385
201,000	Eksportfinans A/S, 5.50%, 5/25/16, MTN	197,512
875,000	HSBC Bank plc, 3.10%, 5/24/16(a)	903,528

Principal Amount		Fair Value

Yankee Dollars, continued
Commercial Banks, continued
$265,000	HSBC Holdings plc, 6.10%, 1/14/42	$324,539
1,115,000	ING Bank NV, 3.75%, 3/7/17(a)	1,109,769
1,115,000	Kommunalbanken AS, 1.38%, 6/8/17(a)	1,110,812
1,110,000	National Bank of Canada, 1.50%, 6/26/15	1,113,415
1,920,000	Nordea Eiendomskreditt AS, 2.13%, 9/22/16^(a)	1,933,625
1,025,000	Rabobank Nederland NV, 3.88%, 2/8/22	1,042,664
990,000	Royal Bank of Canada, 1.45%, 10/30/14	1,002,558
1,635,000	SpareBank 1 Boligkreditt AS, 2.30%, 6/30/17(a)	1,642,096
1,205,000	SpareBank 1 Boligkreditt AS, Series 2011-2, 2.63%, 5/27/16(a)	1,242,136
1,015,000	Swedbank Hypotek AB, 2.95%, 3/28/16^(a)	1,057,032
1,655,000	Toronto-Dominion Bank (The), 1.63%, 9/14/16(a)	1,685,710
2,485,000	Toronto-Dominion Bank (The), 1.50%, 3/13/17(a)	2,506,381

		24,810,944

Diversified Financial Services (2.0%):
500,000	BP Capital Markets plc, 3.88%, 3/10/15	535,803
725,000	BP Capital Markets plc, 3.13%, 10/1/15	770,769
680,000	CDP Financial, Inc., 3.00%, 11/25/14(a)	715,060
2,190,000	CDP Financial, Inc., 4.40%, 11/25/19(a)	2,475,399
410,000	Credit Suisse Group AG, 5.40%, 1/14/20	426,428
1,325,000	Credit Suisse Guernsey, Ltd., 1.63%, 3/6/15(a)	1,329,677
1,355,000	Credit Suisse Guernsey, Ltd., 2.60%, 5/27/16(a)	1,392,085
310,000	Manulife Financial Corp., 3.40%, 9/17/15	318,579
600,000	Schlumberger Investment SA, 3.30%, 9/14/21, Callable 6/14/21 @ 100(a)	628,616
228,000	UBS AG London, 2.25%, 3/30/17(a)	228,701

		8,821,117

continued

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Principal Amount		Fair Value

Yankee Dollars, continued
Diversified Telecommunication Services (0.5%):
$315,000	Virgin Media Secured Finance plc, 6.50%, 1/15/18, Callable 1/15/14 @ 103.25	$342,563
765,000	Vodafone Group plc, 4.15%, 6/10/14	811,472
1,020,000	Vodafone Group plc, 1.63%, 3/20/17	1,020,176

		2,174,211

Independent Power Producers & Energy Traders (0.3%):
1,310,000	Hydro-Quebec, 2.00%, 6/30/16	1,356,221

Metals & Mining (1.0%):
1,310,000	BHP Billiton Finance USA, Ltd., 1.13%, 11/21/14	1,317,656
610,000	BHP Billiton Finance USA, Ltd., 2.88%, 2/24/22	616,404
120,000	Codelco, Inc., 3.75%, 11/4/20(a)	125,146
665,000	Codelco, Inc., 3.88%, 11/3/21(a)	699,504
680,000	Newcrest Finance Pty, Ltd., 4.45%, 11/15/21(a)	697,785
815,000	Xstrata Canada Financial Corp., 2.85%, 11/10/14(a)	830,494

		4,286,989

Oil, Gas & Consumable Fuels (1.3%):
1,075,000	Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	1,190,761
225,000	Nexen, Inc., 6.20%, 7/30/19	260,612
450,000	Nexen, Inc., 6.40%, 5/15/37	476,857
240,000	Nexen, Inc., 7.50%, 7/30/39	279,717
1,080,000	Petrobras International Finance Co., 3.88%, 1/27/16	1,115,035
50,000	Petroleos Mexicanos, 8.00%, 5/3/19	63,500
107,000	Petroleos Mexicanos, 6.00%, 3/5/20	123,746
278,000	Petroleos Mexicanos, 5.50%, 1/21/21	314,140
300,000	Petroleos Mexicanos, Registered Shares, 4.88%, 1/24/22(a)	324,000
600,000	Transocean, Inc., 6.38%, 12/15/21	686,261
495,000	Transocean, Inc., 7.35%, 12/15/41	598,900

		5,433,529

Principal Amount		Fair Value

Yankee Dollars, continued
Pharmaceuticals (0.2%):
$690,000	GlaxoSmithKline Capital plc, 2.85%, 5/8/22	$701,873

Sovereign Bonds (1.7%):
200,000	Federal Republic of Brazil, 5.88%, 1/15/19	241,400
630,000	Federal Republic of Brazil, 4.88%, 1/22/21	728,595
1,575,000	Province of British Columbia, 1.20%, 4/25/17	1,590,397
2,370,000	Province of Ontario, 0.95%, 5/26/15	2,380,537
1,537,550	Russia Foreign Bond, Registered Shares, 7.50%, 3/31/30(a) (c)	1,845,967
348,000	United Mexican States, 4.75%, 3/8/44, MTN	374,970
330,000	United Mexican States, Series A, 6.05%, 1/11/40, MTN	425,700

		7,587,566

Tobacco (0.1%):
556,000	B.A.T. International Finance plc, 3.25%, 6/7/22(a)	549,478

Trading Companies & Distributors (0.3%):
1,215,000	Swedish Export Credit Corp., 1.75%, 5/30/17	1,222,409

Total Yankee Dollars (Cost $56,128,904)		56,944,337

Foreign Bond (0.1%):
580,000	NRW Bank, 4.10%, 12/28/12+	578,051

Total Foreign Bond (Cost $586,861)		578,051

Municipal Bonds (0.8%):
California (0.2%):
100,000	California State, Build America Bonds, GO, 7.55%, 4/1/39	128,592
150,000	California State, Build America Bonds, GO, 7.30%, 10/1/39	186,214
90,000	East Bay California Municipal Utility District Water System, Build America Bonds, Revenue, 5.87%, 6/1/40	119,875
65,000	San Francisco City & County California Public Utilities Commission Water, Build America Bonds, Revenue, 6.95%, 11/1/50	91,504

continued

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Principal Amount		Fair Value

Municipal Bonds, continued
California, continued
$75,000	Santa Clara Valley California Transportation Authority Sales Tax, Build America Bonds, Revenue, 5.88%, 4/1/32	$92,125
45,000	University of California Medical Center Pooled, Build America Bonds, Revenue, Series F, 6.58%, 5/15/49	58,972
75,000	University of California, Build America Bonds, Revenue, 5.95%, 5/15/45	92,872

		770,154

Connecticut (0.0%):
150,000	Connecticut State, GO, Series A, 5.85%, 3/15/32	187,914

Georgia (0.1%):
165,000	Municipal Electric Authority of Georgia, Build America Bonds, Revenue, Series A, 6.64%, 4/1/57	191,433

Massachusetts (0.1%):
75,000	Massachusetts State School Building Authority Sales Tax, Build America Bonds, Revenue, 5.72%, 8/15/39	96,342

190,000	Massachusetts State, Build America Bonds, Consolidated Lien, GO, 5.46%, 12/1/39	237,413

		333,755

New York (0.2%):
175,000	New York City Metropolitan Transportation Authority, Build America Bonds, Revenue, 6.67%, 11/15/39	224,345
165,000	New York City NY Municipal Water Finance Authority Water & Sewer System, Build America Bonds, Revenue, 5.72%, 6/15/42	214,223
125,000	New York NY, Build America Bonds, GO, 5.99%, 12/1/36	152,712
90,000	New York State Dormitory Authority State Personal Income Tax, Build America Bonds, Revenue, 5.60%, 3/15/40	114,070

Principal Amount		Fair Value

Municipal Bonds, continued
New York, continued
$80,000	New York State Urban Development Corp., State Personal Income Tax, Build America Bonds, Revenue, 5.77%, 3/15/39	$97,094
100,000	Port Authority of New York & New Jersey NY, Revenue, 4.93%, 10/1/51, GO of Authority	112,681

		915,125

Ohio (0.0%):
130,000	Ohio State University, Build America Bonds, Revenue, 4.91%, 6/1/40	156,073

Pennsylvania (0.0%):
80,000	Pennsylvania State Turnpike Commission, Build America Bonds, Revenue, Series B, 5.51%, 12/1/45	94,576

South Carolina (0.0%):
135,000	South Carolina State Public Service Authority, Build America Bonds, Revenue, Series C, 6.45%, 1/1/50	190,840

Texas (0.1%):
180,000	San Antonio Texas Electric & Gas, Revenue, 4.43%, 2/1/42	191,772

Utah (0.1%):
190,000	Utah State, Build America Bonds, GO, Series B, 3.54%, 7/1/25	208,274

Total Municipal Bonds (Cost $3,313,262)		3,239,916

U.S. Government Agency (0.0%):
130,000	Tennessee Valley Authority, 5.25%, 9/15/39	169,502

Total U.S. Government Agency (Cost $128,606)		169,502

U.S. Government Agency Mortgages (37.8%):
Federal Home Loan Mortgage Corporation (6.7%)
5,800,000	0.50%, 4/17/15^	5,800,365
1,660,000	0.60%, 5/22/15, Callable 5/22/13 @ 100	1,660,017
970,000	1.00%, 6/29/17	972,360
596,744	5.00%, 7/1/35, Pool #G01838	645,020
427,968	5.00%, 7/1/35, Pool #G01840	462,591

continued

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Principal Amount		Fair Value

U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$792,731	5.00%, 3/1/38, Pool #G04913	$853,147
250,746	5.00%, 12/1/38, Pool #G05132	269,542
180,747	5.00%, 1/1/39, Pool #G05205	194,296
1,756,571	4.50%, 10/1/39, Pool #G08368	1,876,796
1,387,769	5.50%, 5/1/40, Pool #G06817	1,510,074
458,377	5.50%, 8/1/40, Pool #G06385	498,774
1,104,704	4.00%, 12/1/40, Pool #A95575	1,184,848
364,289	4.00%, 12/1/40, Pool #A95656	390,718
519,710	4.00%, 12/1/40, Pool #A95856	557,414
317,101	3.13%, 3/1/41, Pool #1B8062(b)	332,287
2,584,206	4.50%, 3/1/41, Pool #A97620	2,768,344
1,019,422	4.50%, 8/1/41, Pool #Q02663	1,109,265
174,247	4.50%, 8/1/41, Pool #Q02776	189,604
500,000	0.00%, 5/1/42(b)(d)	514,375
2,300,000	3.50%, 7/15/42 TBA	2,412,844
3,000,000	4.00%, 7/15/42 TBA	3,183,281
1,700,000	4.50%, 7/15/42 TBA	1,815,547

		29,201,509

Federal National Mortgage Association (27.4%)
1,065,000	5.00%, 3/2/15	1,192,163
2,870,000	1.95%, 3/28/19, Callable 9/28/12 @ 100	2,875,531
600,165	4.00%, 7/1/19, Pool #AE0968	642,965
3,555,000	3.95%, 10/9/19 (e)	2,881,580
1,960,000	2.70%, 3/28/22, Callable 3/28/13 @ 100	1,970,870
966,000	4.00%, 7/1/24, Pool #AL1938	1,026,677
972,892	5.50%, 7/1/25, Pool #AE0096	1,070,186
642,102	3.50%, 11/1/26, Pool #AJ6935	679,175
1,300,000	3.50%, 7/25/27 TBA	1,373,531
100,000	4.50%, 7/25/27, TBA	107,172
1,100,000	5.00%, 7/25/27 TBA	1,185,594
1,200,000	5.50%, 7/25/27 TBA	1,302,234
1,700,000	3.50%, 8/17/27 TBA	1,794,828
300,000	2.50%, 8/25/27 TBA	308,438

Principal Amount		Fair Value

U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$2,000,000	3.00%, 8/25/27 TBA	$2,091,562
2,500,000	4.00%, 8/25/27	2,657,422
1,615,000	6.25%, 5/15/29	2,325,661
969,831	5.50%, 1/1/33, Pool #676661	1,066,820
678,346	5.50%, 5/1/33, Pool #555424	745,761
465,225	5.00%, 7/1/34, Pool #725589	505,952
1,614,032	5.50%, 2/1/35, Pool #735989	1,775,443
113,079	6.00%, 4/1/35, Pool #735504	127,333
3,575,784	5.50%, 9/1/36, Pool #995113	3,931,147
526,106	5.50%, 2/1/38, Pool #961545	574,116
965,289	5.50%, 5/1/38, Pool #889441	1,053,377
1,315,770	5.50%, 5/1/38, Pool #889692	1,435,841
1,004,424	5.50%, 6/1/38, Pool #995018	1,097,339
279,019	5.50%, 9/1/38, Pool #889995	304,482
442,034	5.50%, 10/1/39, Pool #AD0362	484,997
357,101	5.50%, 12/1/39, Pool #AD0571	391,808
809,175	6.50%, 5/1/40, Pool #AL1704	908,678
1,477,594	4.00%, 10/1/40, Pool #AE6121	1,575,094
4,387,778	6.00%, 10/1/40, Pool #AL0851	4,835,326
1,303,623	4.00%, 1/1/41, Pool #AH3394	1,389,644
1,984,938	4.00%, 1/1/41, Pool #AH2380	2,115,916
409,353	2.98%, 2/1/41, Pool #AH6958(b)	427,738
3,592,292	4.00%, 2/1/41, Pool #AE0949	3,829,334
774,523	3.24%, 7/1/41, Pool #AL0533(b)	814,155
10,455,236	4.50%, 8/1/41, Pool #AL1711	11,437,456
1,445,118	4.50%, 8/1/41, Pool #AI8191	1,578,348
219,267	4.50%, 8/1/41, Pool #AI8222	239,482

continued

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

+ Principal Amount		Fair Value

U.S. Government Agency Mortgages,continued
Federal National Mortgage Association, continued
$726,018	4.50%, 9/1/41, Pool #AJ1416	$782,742
1,980,195	4.00%, 10/1/41, Pool #AJ4046	2,136,851
220,000	0.00%, 5/1/42(b)(d)	227,571
500,000	0.00%, 5/1/42(b)(d)	513,105
995,813	3.50%, 5/1/42, Pool #A03369	1,048,054
1,988,993	3.50%, 5/1/42, Pool #AL1842	2,100,174
3,285,708	4.00%, 5/1/42, Pool #A02986	3,519,974
3,091,654	4.00%, 6/1/42, Pool #AB5477	3,312,084
3,400,000	4.00%, 6/1/42, Pool #A04144	3,642,415
300,000	3.00%, 7/25/42 TBA	307,641
12,500,000	3.50%, 7/25/42 TBA	13,138,673
2,600,000	4.50%, 8/25/42 TBA	2,786,875
11,100,000	5.00%, 8/25/42	12,010,547
4,100,000	6.00%, 8/25/42 TBA	4,504,875

		118,162,757

Government National Mortgage Association (3.7%)
380,689	5.00%, 12/15/33, Pool #783571	421,418
140,088	6.50%, 8/20/38, Pool #4223	160,362
241,046	6.50%, 10/15/38, Pool #673213	276,458
74,697	6.50%, 11/20/38, Pool #4292	85,507
153,489	6.50%, 12/15/38, Pool #782510	176,049
1,400,397	5.00%, 1/15/39, Pool #782557	1,544,648
1,096,182	5.00%, 4/15/39, Pool #782619	1,207,280
99,460	5.00%, 6/15/39, Pool #782696	109,549
930,417	5.00%, 10/20/39, Pool #G2 4559	1,030,577
566,017	5.00%, 5/15/40, Pool #782958	624,223
1,100,000	4.00%, 7/15/42 TBA	1,201,234
3,100,000	4.50%, 7/15/42 TBA	3,389,172
500,000	5.00%, 7/15/42 TBA	550,156
1,100,000	4.00%, 7/20/42 TBA	1,199,859
3,900,000	4.50%, 7/20/42 TBA	4,286,953

		16,263,445

Total U.S. Government Agency Mortgages (Cost $162,096,680)		163,627,711

Shares or Principal Amount		Fair Value

U.S. Treasury Obligations (17.4%):
U.S. Treasury Bonds (7.6%)
$7,435,000	4.50%, 2/15/36	$9,986,134
1,330,000	6.50%, 11/15/26	2,050,277
6,405,000	6.63%, 2/15/27	10,007,812
2,600,000	4.75%, 2/15/37	3,624,156
1,855,000	4.38%, 5/15/40	2,472,077
1,478,300	4.75%, 2/15/41(f)	2,088,099
1,770,000	3.75%, 8/15/41	2,134,510
360,000	3.13%, 11/15/41	387,000
40,000	3.00%, 5/15/42	41,894

		32,791,959

U.S. Treasury Notes (9.4%)
1,055,000	0.13%, 8/31/13	1,053,228
2,050,000	0.25%, 10/31/13	2,049,039
10,355,000	0.25%, 5/31/14	10,342,056
8,355,000	0.88%, 12/31/16	8,430,061
5,845,000	0.63%, 5/31/17^	5,818,060
2,840,000	0.75%, 6/30/17	2,842,885
7,655,000	1.25%, 4/30/19	7,739,925
2,600,000	1.00%, 6/30/19	2,579,281

		40,854,535

U.S. Treasury Strips (0.4%)
1,700,000	2.38%, 5/15/22(e)	1,424,153
570,000	2.48%, 8/15/22(e)	473,447

		1,897,600

Total U.S. Treasury Obligations (Cost $72,681,803)		75,544,094

Securities Held as Collateral for Securities on Loan (2.4%):
10,353,722	Allianz Variable Insurance Products Securities Lending Collateral Trust(g)	10,353,722

Total Securities Held as Collateral for Securities on Loan (Cost $10,353,722)		10,353,722

Unaffiliated Investment Company (15.6%):
67,489,672	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(e)	67,489,672

Total Unaffiliated Investment Company (Cost $67,486,752)		67,489,672

Total Investment Securities (Cost $502,629,521)(h) — 117.9%		510,902,533
Net other assets (liabilities) — (17.9)%		(77,567,934)

Net Assets — 100.0%		$433,334,599

continued

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2012.

GO—General Obligation

MTN—Medium Term Note

STRIPS—Separately Traded Registered Interest and Principal Securities

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

^	This security or a partial position of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $10,104,979.

TBA—Security is subject to delayed delivery.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Variable rate security. The rate presented represents the rate in effect at June 30, 2012. The date presented represents the final maturity date.

(c)	Step Bond. Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate represents the effective yield at June 30, 2012.

(d)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2012. The total of all such securities represent 0.29% of the net assets of the fund.

(e)	The rate represents the effective yield at June 30, 2012.

(f)	All or a portion of the security has been segregated with the custodian to cover margin requirements. The aggregate fair value of the segregated portion of such securities was $165,664 as of June 30, 2012.

(g)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2012.

(h)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2012:

Country	Percentage
Australia	0.5%
Brazil	0.2%
Canada	4.2%
Cayman Islands	0.5%
Chile	0.2%
Germany	0.1%
Luxembourg	0.1%
Mexico	0.3%
Netherlands	0.4%
Norway	1.8%
Russian Federation	0.4%
Sweden	0.4%
Switzerland	0.6%
United Kingdom	1.7%
United States	88.6%

100.0%

continued

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	9/20/12	81	$10,803,375	$26,278
U.S. Treasury Bond September Futures	Short	9/20/12	(34)	(5,030,938)	(26,316)
U.S. Treasury Ultra Bond September Futures	Short	9/20/12	(5)	(834,219)	(11,704)
U.S. Treasury 5-Year Note September Futures	Short	9/28/12	(47)	(5,826,531)	(5,904)
U.S. Treasury 2-Year Note September Futures	Long	9/28/12	127	27,963,813	(9,678)

Total					$(27,324)

At June 30, 2012, the Fund’s open forward currency contracts were as follows:

Short Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
British Pound	Goldman Sachs	7/18/12	677,500	1,081,144	1,060,848	20,296
Canadian Dollar	Goldman Sachs	7/18/12	591,500	592,316	580,923	11,393
European Euro	RBS Greenwich Capital	7/25/12	1,332,500	1,750,244	1,686,342	63,902
European Euro	JPMorgan Chase	7/25/12	4,821,000	6,364,019	6,101,206	262,813

				9,787,723	9,429,319	358,404

Long Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
European Euro	Citibank	7/25/12	6,153,500	7,819,794	7,787,548	(32,246)

				7,819,794	7,787,548	(32,246)

Securities Sold Short (-3.4)%

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ (Depreciation)
Federal National Mortgage Association – July TBA	4.00%	07/25/42	$(7,300,000)	$(7,771,797)	$(7,768,797)	$3,000
Federal National Mortgage Association – July TBA	4.50%	07/25/42	(2,900,000)	(3,112,688)	(3,110,703)	1,985
Federal National Mortgage Association – July TBA	5.50%	07/25/42	(2,500,000)	(2,723,586)	(2,726,953)	(3,367)
Federal National Mortgage Association – August TBA	4.00%	08/25/42	(1,000,000)	(1,061,484)	(1,062,344)	(859)

				$(14,669,555)	$(14,668,797)	$759

See accompanying notes to the financial statements.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets:
Investment securities, at cost	$502,629,521

Investment securities, at value*	$510,902,533
Cash	8,933
Interest and dividends receivable	2,177,822
Foreign currency, at value (cost $684,439)	677,012
Unrealized appreciation on forward currency contracts	358,404
Receivable for capital shares issued	196,716
Receivable for investments sold	116,041,390
Receivable for variation margin on futures contracts	126,463
Prepaid expenses	1,756

Total Assets	630,491,029

Liabilities:
Unrealized depreciation on forward currency contracts	32,246
Payable for investments purchased	171,757,391
Payable for collateral received on loaned securities	10,353,722
Securities sold short (Proceeds received $14,669,555)	14,668,797
Payable for variation margin on futures contracts	87,908
Manager fees payable	123,233
Administration fees payable	16,277
Distribution fees payable	88,024
Custodian fees payable	4,366
Administrative and compliance services fees payable	2,479
Other accrued liabilities	21,987

Total Liabilities	197,156,430

Net Assets	$433,334,599

Net Assets Consist of:
Capital	$404,205,770
Accumulated net investment income/(loss)	8,197,853
Accumulated net realized gains/(losses) from investment transactions	12,365,847
Net unrealized appreciation/(depreciation) on investments	8,565,129

Net Assets	$433,334,599

Shares of beneficial interest (unlimited number of shares authorized, no par value)	38,405,994
Net Asset Value (offering and redemption price per share)	$11.28

*	Includes securities on loan of $10,104,979.
Statement of Operations

For the Six Months Ended June 30, 2012

(Unaudited)

Investment Income:
Interest	$4,266,970
Dividends	11
Income from securities lending	8,764

Total Investment Income	4,275,745

Expenses:
Manager fees	700,292
Administration fees	94,407
Distribution fees	500,211
Custodian fees	15,501
Administrative and compliance services fees	6,008
Trustee fees	13,139
Professional fees	14,124
Shareholder reports	14,376
Other expenses	7,082
Total expenses	1,365,140

Net Investment Income/(Loss)	2,910,605

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	5,642,278
Net realized gains/(losses) on futures contracts	(591,909)
Net realized gains/(losses) on forward currency contracts	(52,111)
Change in unrealized appreciation/depreciation on investments	1,708,468

Net Realized/Unrealized Gains/(Losses) on Investments	6,706,726

Change in Net Assets Resulting From Operations	$9,617,331

See accompanying notes to the financial statements.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Statements of Changes in Net Assets

	AZL Enhanced Bond Index Fund
	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$2,910,605	$4,674,553
Net realized gains/(losses) on investment transactions	4,998,258	9,140,319
Change in unrealized appreciation/depreciation on investments	1,708,468	6,792,395

Change in net assets resulting from operations	9,617,331	20,607,267

Dividends to Shareholders:
From net investment income	—	(3,413,208)
From net realized gains on investments	—	(3,362,902)

Change in net assets resulting from dividends to shareholders	—	(6,776,110)

Capital Transactions:
Proceeds from shares issued	107,500,978	139,804,331
Proceeds from dividends reinvested	—	6,776,110
Value of shares redeemed	(25,002,395)	(24,764,728)

Change in net assets resulting from capital transactions	82,498,583	121,815,713

Change in net assets	92,115,914	135,646,870
Net Assets:
Beginning of period	341,218,685	205,571,815

End of period	$433,334,599	$341,218,685

Accumulated net investment income/(loss)	$8,197,853	$5,287,248

Share Transactions:
Shares issued	9,685,634	13,047,268
Dividends reinvested	—	624,526
Shares redeemed	(2,234,306)	(2,279,503)

Change in shares	7,451,328	11,392,291

See accompanying notes to the financial statements.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30,		Year Ended December 31,		July 10, 2009 to December 31,
	2012		2011	2010	2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.02		$10.51	$10.04	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.04		0.11	0.15	0.03
Net Realized and Unrealized Gains/(Losses) on Investments	0.22		0.65	0.41	0.01

Total from Investment Activities	0.26		0.76	0.56	0.04

Dividends to Shareholders From:
Net Investment Income	—		(0.13)	(0.03)	—
Net Realized Gains	—		(0.12)	(0.06)	—

Total Dividends	—		(0.25)	(0.09)	—

Net Asset Value, End of Period	$11.28		$11.02	$10.51	$10.04

Total Return(b)	2.36	%(c)	7.28%	5.62%	0.40	%(c)
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$433,335		$341,219	$205,572	$127,833
Net Investment Income/(Loss)(d)	1.45%		1.69%	2.01%	1.34%
Expenses Before Reductions(d) (e)	0.68%		0.69%	0.71%	0.76%
Expenses Net of Reductions(d)	0.68%		0.69%	0.70%	0.70%
Portfolio Turnover Rate	233	%(c)	407%	700%	366	%(c)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Enhanced Bond Index Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Short Sales

The Fund may engage in short sales against the box (i.e., where the fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2012 are presented on the Fund’s Schedule of Portfolio Investments (“Schedule”). The average outstanding amount of securities on loan was $14.5 million for the period ended June 30, 2012.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $834 during the period ended June 30, 2012. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Fund may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2012, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The contract amount of forward currency contracts outstanding was $17.6 million as of June 30, 2012. The monthly average amount for these contracts was $11.9 million for the period ended June 30, 2012.

Futures Contracts

During the period ended June 30, 2012, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange.

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $50.4 million as of June 30, 2012. The monthly average notional amount for these contracts was $54.5 for the period ended June 30, 2012.

Summary of Derivative Instruments

The following is a summary of the fair value of derivative instruments as of June 30, 2012:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value
Foreign Currency Contracts	Unrealized appreciation on forward currency contracts	$358,404	Unrealized depreciation on forward currency contracts	$32,246
Interest Rate Contracts	Receivable for variation margin on futures contracts*	26,278	Payable for variation margin on futures contracts*	(53,602)

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2012:

Primary Risk Exposure	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivative Recognized in Income	Change in Unrealized Appreciation Depreciation on Derivatives Recognized in Income
Foreign Currency Contracts	Net realized gains (losses) on forward currency contracts / change in unrealized appreciation/depreciation on investments	$(52,111)	$292,230
Interest Rate Contracts	Net realized gains/(losses) on futures contracts / change in unrealized appreciation/depreciation on investments	(591,909)	32,377

New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund.

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Pursuant to a subadvisory agreement between the Manager and BlackRock Financial Management, Inc. (“BlackRock Financial”), BlackRock Financial provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2013.

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Enhanced Bond Index Fund	0.35%	0.70%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2012, there were no remaining contractual reimbursements that are subject to repayment by the Fund in sudsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2012, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $2,226 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting and a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the

22

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities+:
Asset Backed Securities	$—	$28,972,556	$—	$28,972,556
Collateralized Mortgage Obligations	—	24,335,190	—	24,335,190
Corporate Bonds+	—	79,647,782	—	79,647,782
Yankee Dollars	—	56,944,337	—	56,944,337
Foreign Bonds	—	578,051	—	578,051
Municipal Bonds	—	3,239,916	—	3,239,916
U.S. Government Agency	—	169,502	—	169,502
U.S. Government Agency Mortgages	—	162,372,660	1,255,051	163,627,711
U.S. Treasury Obligations	—	75,544,094	—	75,544,094
Securities Held as Collateral for Securities on Loan	—	10,353,722	—	10,353,722
Unaffiliated Investment Company	67,489,672	—	—	67,489,672

Total Investment Securities	67,489,672	442,157,810	1,255,051	510,902,533

Securities Sold Short	—	(14,668,797)	—	(14,668,797)
Other Financial Instruments:*
Futures Contracts	(27,324)	—	—	(27,324)
Forward Currency Contracts	—	326,158	—	326,158

Total Investments	$67,462,348	$427,815,171	$1,255,051	$496,532,570

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts and forward currency contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

Quantitative Information about Level 3 Fair Value Measurements
Type of Assets	Fair Value at 06/30/2012	Valuation Basis at 06/30/2012	Valuation Technique(s)	Unobservable Input(s)	Range	Weighted Average
Investment Securities:
U.S. Government Agency Mortgages:
Federal Home Loan Mortgage Corporation	$514,375	Original cost	Market Transaction Method	Purchase Price	—	—
Federal National Mortgage Association	740,676	Original cost	Market Transaction Method	Purchase Price	—	—

Total Investment Securities	$1,255,051

23

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of December 31, 2011	Net realized gains/(losses)	Change in unrealized appreciation/ (depreciation)	Gross purchases	Transfers in/ (out) of Level 3	Balance as of June 30, 2012
Investment Securities:
U.S. Government Agency Mortgages:
Federal National Mortgage Association	$—	$—	$—	$740,676	$—	$740,676
Federal Home Loan Mortgage Corporation	—	—	—	514,375	—	514,375

Total Investment Securities	$—	$—	$—	$1,255,051	$—	$1,255,051

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Enhanced Bond Index Fund	$882,795,163	$814,992,848

For the period ended June 30, 2012, purchases and sales on long-term U.S government securities were as follows:

	Purchases	Sales
AZL Enhanced Bond Index Fund	$733,125,002	$739,748,650

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $502,776,011. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$8,630,230
Unrealized depreciation	(503,708)

Net unrealized appreciation	$8,126,522

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2011 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Enhanced Bond Index Fund	$6,776,110	$—	$6,776,110

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

24

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Enhanced Bond Index Fund	$12,964,122	$63,290	$6,484,086	$19,511,498

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2012.

7.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

25

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

26

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL® Federated Clover Small Cap Value Fund

(formerly AZL® Franklin Small Cap Value Fund)

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Federated Clover Small Value Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Federated Clover Small Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Federated Clover Small Value Fund	$1,000.00	$1,063.90	$5.54	1.08%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Federated Clover Small Value Fund	$1,000.00	$1,019.49	$5.42	1.08%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

Portfolio Composition

(Unaudited)

Investments	Percent of net assets+
Financials	31.7%
Industrials	14.0
Consumer Discretionary	12.9
Information Technology	10.7
Energy	8.0
Health Care	6.2
Materials	5.3
Utilities	5.2
Consumer Staples	3.1
Unaffiliated Investment Company	2.5

Total	99.6%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks (97.1%):
Aerospace & Defense (2.6%):
52,100	Curtiss-Wright Corp.	$1,617,705
13,825	Esterline Technologies Corp.*	861,989
206,500	Kratos Defense & Security Solutions, Inc.*	1,205,960
136,475	Orbital Sciences Corp.*	1,763,257

		5,448,911

Air Freight & Logistics (0.9%):
28,850	Hub Group, Inc., Class A*	1,044,370
148,550	Pacer International, Inc.*	805,141

		1,849,511

Airlines (1.4%):
249,075	JetBlue Airways Corp.*	1,320,098
118,150	US Airways Group, Inc.*	1,574,939

		2,895,037

Auto Components (0.8%):
68,050	Cooper Tire & Rubber Co.	1,193,597
84,661	Spartan Motors, Inc.	443,624

		1,637,221

Biotechnology (1.0%):
67,600	Alkermes plc*	1,147,172
21,600	BioMarin Pharmaceutical, Inc.*	854,928

		2,002,100

Capital Markets (0.5%):
111,000	American Capital, Ltd.*	1,117,770

Chemicals (1.9%):
95,075	Huntsman Corp.	1,230,270
17,000	Minerals Technologies, Inc.	1,084,260
19,900	Scotts Miracle-Gro Co. (The)	818,288
60,225	Tredegar Corp.	876,876

		4,009,694

Commercial Banks (9.6%):
33,600	City Holding Co.	1,131,984
59,225	East West Bancorp, Inc.	1,389,419
107,900	F.N.B. Corp.	1,172,873
231,825	First Commonwealth Financial Corp.	1,560,182
156,300	First Niagara Financial Group, Inc.	1,195,695
114,550	FirstMerit Corp.	1,892,366
35,770	Independent Bank Corp.	1,044,842
176,375	Old National Bancorp	2,118,264
243,900	Susquehanna Bancshares, Inc.	2,512,170
765,575	Synovus Financial Corp.	1,515,838
52,975	Trustmark Corp.	1,296,828
57,225	Umpqua Holdings Corp.	753,081
43,700	Webster Financial Corp.	946,542
43,600	Wintrust Financial Corp.	1,547,800

		20,077,884

Shares		Fair Value

Common Stocks, continued
Commercial Services & Supplies (1.9%):
66,675	Avery Dennison Corp.	$1,822,895
84,025	Deluxe Corp.	2,095,583

		3,918,478

Communications Equipment (1.9%):
41,600	Black Box Corp.	1,193,920
81,550	Finisar Corp.*	1,219,988
78,149	Symmetricom, Inc.*	468,112
26,975	ViaSat, Inc.*	1,018,846

		3,900,866

Computers & Peripherals (0.5%):
539,025	Quantum Corp.*	1,094,221

Construction & Engineering (1.2%):
80,025	Aegion Corp.*	1,431,647
61,725	Foster Wheeler AG*	1,069,694

		2,501,341

Consumer Finance (0.3%):
16,350	Cash America International, Inc.	720,054

Containers & Packaging (0.5%):
61,321	Myers Industries, Inc.	1,052,268

Diversified Consumer Services (0.5%):
85,100	Service Corp. International	1,052,687

Diversified Financial Services (0.9%):
105,475	PHH Corp.*	1,843,703

Electric Utilities (4.3%):
85,825	Cleco Corp.	3,590,060
38,725	El Paso Electric Co.	1,284,121
65,725	IDACORP, Inc.	2,765,708
50,250	Portland General Electric Co.	1,339,665

		8,979,554

Electrical Equipment (1.5%):
33,750	General Cable Corp.*	875,475
110,300	GrafTech International, Ltd.*	1,064,395
20,525	Regal-Beloit Corp.	1,277,886

		3,217,756

Electronic Equipment, Instruments & Components (2.4%):
17,300	Anixter International, Inc.	917,765
49,917	CTS Corp.	470,218
43,450	Insight Enterprises, Inc.*	731,263
22,900	MTS Systems Corp.	882,795
31,150	Multi-Fineline Electronix, Inc.*	767,536
144,325	Sanmina-SCI Corp.*	1,182,022

		4,951,599

Energy Equipment & Services (2.2%):
294,200	Hercules Offshore, Inc.*	1,041,468
52,475	Hornbeck Offshore Services, Inc.*	2,034,981
13,075	Oil States International, Inc.*	865,565
79,375	Pacific Drilling SA*	675,481

		4,617,495

continued

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Food & Staples Retailing (0.9%):
67,025	Pantry, Inc. (The)*	$985,267
49,975	Spartan Stores, Inc.	906,047

		1,891,314

Food Products (1.9%):
59,625	Fresh Del Monte Produce, Inc.	1,399,399
98,275	Pilgrim’s Pride Corp.*	702,666
28,575	TreeHouse Foods, Inc.*	1,779,937

		3,882,002

Gas Utilities (0.9%):
92,975	Questar Corp.	1,939,458

Health Care Equipment & Supplies (1.4%):
31,450	Alere, Inc.*	611,388
39,625	Meridian Bioscience, Inc.	810,727
64,700	Merit Medical Systems, Inc.*	893,507
10,350	Teleflex, Inc.	630,419

		2,946,041

Health Care Providers & Services (1.9%):
36,225	Coventry Health Care, Inc.	1,151,592
41,300	HealthSouth Corp.*	960,638
23,200	Magellan Health Services, Inc.*	1,051,656
85,275	Universal American Corp.*	897,946

		4,061,832

Household Durables (0.6%):
100,150	La-Z-Boy, Inc.*	1,230,844

Insurance (6.8%):
63,300	Alterra Capital Holdings, Ltd.	1,478,055
115,300	American Equity Investment Life Holding Co.	1,269,453
56,050	Argo Group International Holdings, Ltd.	1,640,584
289,950	CNO Financial Group, Inc.	2,261,610
89,275	First American Financial Corp.	1,514,104
34,625	Hanover Insurance Group, Inc. (The)	1,354,876
145,225	Maiden Holdings, Ltd.	1,260,553
19,925	Platinum Underwriters Holdings, Ltd.	759,143
11,800	ProAssurance Corp.	1,051,262
134,875	Symetra Financial Corp.	1,702,122

		14,291,762

Internet Software & Services (0.5%):
43,100	j2 Global, Inc.	1,138,702

IT Services (1.1%):
37,125	CSG Systems International, Inc.*	641,520
129,750	SAIC, Inc.	1,572,570

		2,214,090

Leisure Equipment & Products (0.6%):
73,150	JAKKS Pacific, Inc.	1,171,132

Shares		Fair Value

Common Stocks, continued
Life Sciences Tools & Services (0.3%):
11,075	Covance, Inc.*	$529,939

Machinery (3.5%):
79,550	Altra Holdings, Inc.	1,255,299
68,375	Barnes Group, Inc.	1,660,829
80,850	Briggs & Stratton Corp.	1,414,066
29,275	EnPro Industries, Inc.*	1,094,007
27,950	Navistar International Corp.*	792,941
41,300	Titan International, Inc.	1,013,089

		7,230,231

Media (3.5%):
70,575	Cinemark Holdings, Inc.	1,612,638
83,200	Lions Gate Entertainment Corp.*	1,226,368
99,750	New York Times Co. (The), Class A*	778,050
54,325	Pandora Media, Inc.*	590,513
116,250	Regal Entertainment Group, Class A	1,599,600
187,950	World Wrestling Entertainment, Inc., Class A	1,469,769

		7,276,938

Metals & Mining (2.3%):
104,050	A.M. Castle & Co.*	1,105,011
77,550	Globe Specialty Metals, Inc.	1,041,496
214,925	Hecla Mining Co.	1,020,894
91,575	Horsehead Holding Corp.*	912,087
76,750	Stillwater Mining Co.*	655,445

		4,734,933

Oil, Gas & Consumable Fuels (5.8%):
42,700	Berry Petroleum Co., Class A	1,693,482
15,425	Contango Oil & Gas Co.*	913,160
67,100	Crosstex Energy, Inc.	939,400
57,750	Energy Partners, Ltd.	975,975
66,400	Energy XXI (Bermuda), Ltd.	2,077,656
64,325	Goodrich Petroleum Corp.*	891,544
187,150	Kodiak Oil & Gas Corp.*	1,536,501
155,975	SandRidge Energy, Inc.*	1,043,473
65,475	SemGroup Corp., Class A*	2,090,617

		12,161,808

Paper & Forest Products (0.6%):
84,775	KapStone Paper & Packaging Corp.*	1,343,684

Pharmaceuticals (1.6%):
45,175	MAP Pharmaceuticals, Inc.*	676,722
31,150	Medicis Pharmaceutical Corp., Class A	1,063,772
16,900	Par Pharmaceutical Cos., Inc.*	610,766
45,800	ViroPharma, Inc.*	1,085,460

		3,436,720

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Real Estate Investment Trusts (REITs) (10.0%):
137,950	American Realty Capital Trust, Inc.	$1,506,414
53,375	Associated Estates Realty Corp.	797,956
81,400	First Potomac Realty Trust	958,078
267,275	Lexington Realty Trust	2,263,819
69,475	LTC Properties, Inc.	2,520,553
297,425	MFA Financial, Inc.	2,346,683
22,775	Mid-America Apartment Communities, Inc.	1,554,166
70,475	National Retail Properties, Inc.	1,993,738
51,675	Pebblebrook Hotel Trust	1,204,544
39,150	Potlatch Corp.	1,250,451
166,125	Strategic Hotels & Resorts, Inc.*	1,073,168
52,375	Sun Communities, Inc.	2,317,070
98,850	Sunstone Hotel Investors, Inc.*	1,086,362

		20,873,002

Road & Rail (1.0%):
40,150	Con-way, Inc.	1,449,817
75,025	Swift Transportation Co.*	708,986

		2,158,803

Semiconductors & Semiconductor Equipment (3.6%):
36,250	Cirrus Logic, Inc.*	1,083,150
109,025	Fairchild Semiconductor International, Inc.*	1,537,252
143,475	Intersil Corp., Class A	1,528,009
200,600	RF Micro Devices, Inc.*	852,550
90,000	Tessera Technologies, Inc.	1,383,300
199,825	TriQuint Semiconductor, Inc.*	1,099,038

		7,483,299

Software (0.8%):
81,550	Take-Two Interactive Software, Inc.*	771,463
30,950	Verint Systems, Inc.*	913,335

		1,684,798

Shares		Fair Value

Common Stocks, continued
Specialty Retail (3.4%):
118,125	bebe Stores, Inc.	$693,394
103,325	Brown Shoe Co., Inc.	1,333,926
77,650	Finish Line, Inc. (The), Class A	1,623,661
143,675	Hot Topic, Inc.	1,392,211
122,250	RadioShack Corp.	469,440
21,000	Rent-A-Center, Inc.	708,540
285,100	Wet Seal, Inc. (The), Class A*	900,916

		7,122,088

Textiles, Apparel & Luxury Goods (3.6%):
214,325	Crocs, Inc.*	3,461,349
122,350	Jones Group, Inc. (The)	1,169,666
200,400	K-Swiss, Inc., Class A*	617,232
47,800	True Religion Apparel, Inc.	1,385,244
39,850	Vera Bradley, Inc.*	840,038

		7,473,529

Thrifts & Mortgage Finance (3.4%):
109,175	Brookline Bancorp, Inc.	966,199
106,150	Flushing Financial Corp.	1,446,825
155,500	MGIC Investment Corp.*	447,840
87,900	Northwest Bancshares, Inc.	1,029,309
171,575	Ocwen Financial Corp.*	3,222,178

		7,112,351

Tobacco (0.3%):
201,750	Alliance One International, Inc.*	698,055

Total Common Stocks (Cost $207,643,379)		202,975,505

Unaffiliated Investment Company (2.5%):
5,226,405	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(a)	5,226,405

Total Unaffiliated Investment Company (Cost $5,226,405)		5,226,405

Total Investment Securities (Cost $212,869,784)(b) — 99.6%		208,201,910
Net other assets (liabilities) — 0.4%		927,052

Net Assets — 100.0%		$209,128,962

Percentages indicated are based on net assets as of June 30, 2012.

*	Non-income producing security

(a)	The rate represents the effective yield at June 30, 2012.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2012:

Country	Percentage
Bermuda	3.2%
Canada	1.3
Cayman Islands	0.7
Ireland (Republic of)	0.6
Luxembourg	0.3
United States	93.9

100.0%

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Federated Clover Small Value Fund

Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets:
Investment securities, at cost	$212,869,784

Investment securities, at value	$208,201,910
Interest and dividends receivable	154,287
Receivable for capital shares issued	214,637
Receivable for expenses paid indirectly	25,741
Receivable for investments sold	1,126,498
Prepaid expenses	818

Total Assets	209,723,891

Liabilities:
Payable for investments purchased	391,349
Manager fees payable	123,096
Administration fees payable	7,462
Distribution fees payable	41,032
Custodian fees payable	3,937
Administrative and compliance services fees payable	2,015
Other accrued liabilities	26,038

Total Liabilities	594,929

Net Assets	$209,128,962

Net Assets Consist of:
Capital	$212,262,568
Accumulated net investment income/(loss)	2,092,774
Accumulated net realized gains/(losses) from investment transactions	(558,506)
Net unrealized appreciation/(depreciation) on investments	(4,667,874)

Net Assets	$209,128,962

Shares of beneficial interest (unlimited number of shares authorized, no par value)	12,313,748
Net Asset Value (offering and redemption price per share)	$16.98

Statement of Operations

For the Six Months Ended June 30, 2012

(Unaudited)

Investment Income:
Dividends	$1,850,383
Income from securities lending	7,416
Foreign withholding tax	(583)

Total Investment Income	1,857,216

Expenses:
Manager fees	787,303
Administration fees	41,211
Distribution fees	262,434
Custodian fees	8,321
Administrative and compliance services fees	3,050
Trustee fees	6,589
Professional fees	7,285
Shareholder reports	13,344
Other expenses	3,300

Total expenses before reductions	1,132,837
Less expenses paid indirectly	(72,900)

Net expenses	1,059,937

Net Investment Income/(Loss)	797,279

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	47,845,175
Change in unrealized appreciation/depreciation on investments	(35,958,473)

Net Realized/Unrealized Gains/(Losses) on Investments	11,886,702

Change in Net Assets Resulting From Operations	$12,683,981

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Statements of Changes in Net Assets

	AZL Federated Clover Small Value Fund
	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$797,279	$1,295,498
Net realized gains/(losses) on investment transactions	47,845,175	14,093,276
Change in unrealized appreciation/depreciation on investments	(35,958,473)	(24,528,593)

Change in net assets resulting from operations	12,683,981	(9,139,819)

Dividends to Shareholders:
From net investment income	—	(1,199,892)

Change in net assets resulting from dividends to shareholders	—	(1,199,892)

Capital Transactions:
Proceeds from shares issued	8,829,213	16,322,293
Proceeds from dividends reinvested	—	1,199,892
Value of shares redeemed	(11,403,880)	(42,468,074)

Change in net assets resulting from capital transactions	(2,574,667)	(24,945,889)

Change in net assets	10,109,314	(35,285,600)
Net Assets:
Beginning of period	199,019,648	234,305,248

End of period	$209,128,962	$199,019,648

Accumulated net investment income/(loss)	$2,092,774	$1,295,495

Share Transactions:
Shares issued	522,102	1,007,140
Dividends reinvested	—	82,694
Shares redeemed	(679,679)	(2,630,097)

Change in shares	(157,577)	(1,540,263)

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Federated Clover Small Value Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30,		Year Ended December 31,
	2012		2011	2010	2009	2008	2007
	(Unaudited)
Net Asset Value, Beginning of Period	$15.96		$16.72	$13.27	$10.31	$16.47	$17.96

Investment Activities:
Net Investment Income/(Loss)	0.07		0.11	0.09	0.15	0.18	0.14
Net Realized and Unrealized Gains/(Losses) on Investments	0.95		(0.77)	3.48	3.01	(5.47)	(0.88)

Total from Investment Activities	1.02		(0.66)	3.57	3.16	(5.29)	(0.74)

Dividends to Shareholders From:
Net Investment Income	—		(0.10)	(0.12)	(0.20)	(0.17)	(0.10)
Net Realized Gains	—		—	—	—	(0.70)	(0.65)

Total Dividends	—		(0.10)	(0.12)	(0.20)	(0.87)	(0.75)

Net Asset Value, End of Period	$16.98		$15.96	$16.72	$13.27	$10.31	$16.47

Total Return(a)	6.39	%(b)	(3.92)%	27.11%	30.61%	(33.73)%	(4.37)%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$209,129		$199,020	$234,305	$187,475	$181,941	$361,804
Net Investment Income/(Loss)(c)	0.76%		0.60%	0.59%	0.96%	1.00%	0.75%
Expenses Before Reductions(c) (d)	1.08%		1.09%	1.08%	1.12%	1.12%	1.11%
Expenses Net of Reductions(c)	1.01%		1.09%	1.08%	1.12%	1.12%	1.11%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)	1.08%		N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate	28	%(b)(e)	15%	23%	10%	20%	24%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Effective February 24, 2012, the Subadviser changed from Franklin Advisory Services, LLC to Federated Global Investment Management Corp. Costs of purchases and proceeds from sales of portfolio securities associated with the change in the Subadviser contributed to a higher portfolio turnover rate for the six month period ended June 30, 2012 as compared to prior years.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Federated Clover Small Value Fund

Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Federated Clover Small Value Fund (formerly AZL Franklin Small Cap Value Fund) (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Federated Clover Small Value Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2012 are presented on the Fund’s Schedule of Portfolio Investments (“Schedule”). The average outstanding amount of securities on loan was $11.2 million for the period ended June 30, 2012.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $717 during the period ended June 30, 2012. These fees have been netted against Income from Securities Lending on the Statement of Operations.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Federated Clover Small Value Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Fund may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2012, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2012, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement, effective February 24, 2012 between the Manager, Federated Global Investment Management Corp. (“Federated”), and the Trust, Federated provides investment advisory services as the

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Federated Clover Small Value Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. Prior to February 24, 2012 the Fund was subadvised by Franklin Advisory Services, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense ( e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2013.

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Federated Clover Small Value Fund	0.75%	1.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2012, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2012, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $1,275 was paid from the Fund relating to these fees and expenses.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Federated Clover Small Value Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting and a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Federated Clover Small Value Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$202,975,505	$—	$—	$202,975,505
Unaffiliated Investment Company	5,226,405	—	—	5,226,405

Total Investment Securities	$208,201,910	$—	$—	$208,201,910

+	for detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Federated Clover Small Value Fund	$253,787,504	$255,291,284

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $213,052,058. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$8,971,832
Unrealized depreciation	(13,821,980)

Net unrealized depreciation	$(4,850,148)

As of the end of their tax year ended December 31, 2011, the following Portfolios have capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Short-term Amount	Expires
AZL Federated Clover Small Value Fund	$2,045,418	12/31/2016
	44,269,348	12/31/2017
	785,838	12/31/2018

During the year ended December 31, 2011, the Fund utilized $14,091,197 in CLCFs to offset capital gains.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Federated Clover Small Value Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2011 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Federated Clover Small Value Fund	$1,199,892	$—	$1,199,892

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Federated Clover Small Value Fund	$1,295,495	$(47,100,604)	$29,987,522	$(15,817,587)

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2012.

7.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL® Franklin Templeton

Founding Strategy Plus Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Franklin Templeton Founding Strategy Plus Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Franklin Templeton Founding Strategy Plus Fund	$1,000.00	$1,049.30	$5.60	1.10%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Franklin Templeton Founding Strategy Plus Fund	$1,000.00	$1,019.39	$5.52	1.10%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

Portfolio Composition

(Unaudited)

Investments	Percent of net assets+
Sovereign Bonds	18.3%
Financials	13.1
Energy	9.4
Consumer Discretionary	8.8
Health Care	8.6
Information Technology	7.0
Consumer Staples	6.6
Industrials	5.7
Utilities	5.0

Investments	Percent of net assets+
Unaffiliated Investment Company	4.8%
Telecommunication Services	4.4
Securities Held as Collateral for Securities on Loan	3.5
Materials	3.3
U.S. Government Agencies	2.6
U.S. Treasury Obligations	0.3
Collateralied Mortgage Obligations	0.1
Municipal Bonds	0.1

Total	101.6%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks (54.1%):
Aerospace & Defense (0.8%):
87,790	BAE Systems plc	$397,220
2,362	Gencorp, Inc.*	15,377
4,180	Goodrich Corp.	530,442
13,450	Huntington Ingalls Industries, Inc.*	541,228
14,938	Raytheon Co.	845,341
16,510	Thales SA	546,247

		2,875,855

Air Freight & Logistics (0.3%):
22,400	Deutsche Post AG	396,665
2,960	FedEx Corp.	271,165
5,950	United Parcel Service, Inc., Class B	468,622

		1,136,452

Airlines (0.5%):
71,910	Deutsche Lufthansa AG, Registered Shares	832,239
428,320	International Consolidated Airlines Group SA*	1,071,869

		1,904,108

Auto Components (0.3%):
13,761	Compagnie Generale DES Establissements Michelin SCA, Class B	899,888

Automobiles (0.8%):
35,371	General Motors Co.*	697,516
243,000	Mazda Motor Corp.*	329,900
64,100	Nissan Motor Co., Ltd.	607,186
24,700	Toyota Motor Corp.	995,735

		2,630,337

Beverages (1.1%):
20,166	Coca-Cola Enterprises, Inc.	565,455
10,000	Diageo plc	257,212
23,010	Dr Pepper Snapple Group, Inc.	1,006,687
6,620	PepsiCo, Inc.	467,769
12,760	Pernod Ricard SA^	1,364,798

		3,661,921

Biotechnology (0.7%):
34,132	Amgen, Inc.	2,493,001
197,140	Savient Pharmaceuticals, Inc.*^	106,476

		2,599,477

Building Products (0.2%):
26,395	Owens Corning, Inc.*	753,313

Capital Markets (1.2%):
13,620	Bank of New York Mellon Corp. (The)	298,959
2,000	BlackRock, Inc.	339,640

Shares		Fair Value

Common Stocks, continued
Capital Markets, continued
28,655	Credit Suisse Group AG*(a) (b)	$—
38,050	Credit Suisse Group AG, Registered Shares	695,383
107,567	Morgan Stanley	1,569,403
72,600	Nomura Holdings, Inc.	271,179
98,839	UBS AG, Registered Shares	1,156,289

		4,330,853

Chemicals (0.6%):
17,861	Akzo Nobel NV^	840,044
7,500	Dow Chemical Co. (The)	236,250
3,644	Linde AG	567,490
10,000	LyondellBasell Industries NV, Class A	402,700

		2,046,484

Commercial Banks (3.2%):
21,180	Banco Santander SA	141,434
79,899	Barclays plc	204,492
16,060	BNP Paribas SA*(a) (b)	—
23,990	BNP Paribas SA	925,955
14,125	CIT Group, Inc.*	503,415
117,280	Credit Agricole SA*	517,614
51,000	DBS Group Holdings, Ltd.(b)	563,093
38,540	HSBC Holdings plc	339,770
90,552	HSBC Holdings plc	811,825
8,000	ICICI Bank, Ltd., Sponsored ADR	259,280
583,170	Intesa Sanpaolo	833,976
23,067	KB Financial Group, Inc.	751,428
459,810	Lloyds Banking Group plc*	226,131
5,000	M&T Bank Corp.	412,850
27,052	PNC Financial Services Group, Inc.	1,653,148
228,771	UniCredit SpA*	866,732
60,891	Wells Fargo & Co.(c)	2,036,195

		11,047,338

Commercial Services & Supplies (0.1%):
230,570	Rentokil Initial plc	266,890

Communications Equipment (1.1%):
69,760	Brocade Communications Systems, Inc.*	343,917
140,939	Cisco Systems, Inc.	2,419,923
22,410	Research In Motion, Ltd.*^	165,610
85,589	Telefonaktiebolaget LM Ericsson, B Shares	781,303

		3,710,753

Computers & Peripherals (0.3%):
38,700	Dell, Inc.*	484,524
24,880	Hewlett-Packard Co.	500,337

		984,861

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Construction & Engineering (0.0%):
16,150	Carillion plc	$69,926

Construction Materials (0.3%):
60,561	CRH plc	1,164,092

Consumer Finance (0.3%):
16,300	American Express Co.	948,823

Diversified Financial Services (1.8%):
75,870	Bank of America Corp.	620,616
1,251	Bond Street Holdings LLC, Class A*(b)	22,518
59,210	Citigroup, Inc.	1,622,946
7,922	Deutsche Boerse AG	427,499
223,668	ING Groep NV*	1,508,805
51,130	JPMorgan Chase & Co.	1,826,875
16,170	NYSE Euronext	413,629

		6,442,888

Diversified Telecommunication Services (1.3%):
25,820	AT&T, Inc.	920,741
38,036	Cable & Wireless Communications plc	17,697
4,000	CenturyLink, Inc.	157,960
7,020	China Telecom Corp., Ltd., Sponsored ADR^	309,021
40,700	France Telecom SA^	535,511
50,000	Frontier Communications Corp.^	191,500
402,520	Singapore Telecommunications, Ltd.	1,052,815
35,600	Telefonica SA	469,596
84,310	Telstra Corp., Ltd.	319,419
39,471	Vivendi	733,672

		4,707,932

Electric Utilities (2.1%):
15,930	American Electric Power Co., Inc.	635,607
22,590	Duke Energy Corp.	520,925
34,316	E.ON AG	739,062
12,512	Entergy Corp.	849,440
42,829	Exelon Corp.	1,611,227
9,000	FirstEnergy Corp.	442,710
11,750	NextEra Energy, Inc.	808,518
20,000	PPL Corp.	556,200
9,722	Prime ATET&D Holdings No. 1 Pty., Ltd.*(a)(b)	—
8,770	Progress Energy, Inc.	527,691
10,000	Southern Co. (The)	463,000

		7,154,380

Electrical Equipment (0.3%):
30,580	Alstom SA^	971,164

Shares		Fair Value

Common Stocks, continued
Electronic Equipment, Instruments & Components (0.4%):
10,000	Corning, Inc.	$129,300
41,590	Flextronics International, Ltd.*	257,858
34,871	TE Connectivity, Ltd.	1,112,734

		1,499,892

Energy Equipment & Services (1.5%):
53,640	Baker Hughes, Inc.	2,204,604
8,216	Ensco plc, Class A	385,906
21,130	Halliburton Co.	599,881
26,950	Noble Corp.	876,683
3,000	Schlumberger, Ltd.	194,730
20,154	Transocean, Ltd.	901,488
6,000	Weatherford International, Ltd.*	75,780

		5,239,072

Food & Staples Retailing (1.8%):
65,353	CVS Caremark Corp.	3,053,946
51,845	Kroger Co. (The)	1,202,285
203,720	Tesco plc	990,096
9,158	Wal-Mart Stores, Inc.	638,496
14,088	Walgreen Co.	416,723

		6,301,546

Food Products (0.9%):
24,416	General Mills, Inc.	940,993
56,713	Kraft Foods, Inc., Class A	2,190,256

		3,131,249

Gas Utilities (0.0%):
2,870	AGL Resources, Inc.	111,212

Health Care Equipment & Supplies (0.9%):
108,439	Boston Scientific Corp.*	614,849
65,914	Medtronic, Inc.	2,552,849

		3,167,698

Health Care Providers & Services (0.7%):
24,875	CIGNA Corp.	1,094,500
5,536	Community Health Systems, Inc.*	155,174
25,709	Coventry Health Care, Inc.	817,289
5,440	Quest Diagnostics, Inc.	325,856
29,117	Tenet Healthcare Corp.*	152,573

		2,545,392

Household Durables (0.1%):
18,737	Persimmon plc	179,266

Independent Power Producers & Energy Traders (0.2%):
30,629	NRG Energy, Inc.*	531,719

Industrial Conglomerates (1.0%):
45,802	Citic Pacific, Ltd.	69,695
98,120	General Electric Co.	2,044,821
57,710	Koninklijke Philips Electronics NV*(a) (b)	—

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Industrial Conglomerates, continued
57,710	Koninklijke Philips Electronics NV^	$1,140,949
4,620	Siemens AG, Registered Shares	388,284

		3,643,749

Insurance (2.7%):
23,457	ACE, Ltd.	1,738,867
2,950	Alleghany Corp.*	1,002,263
41,326	American International Group, Inc.*	1,326,151
174,047	Aviva plc	744,886
63,383	AXA SA	848,194
3,604	CNO Financial Group, Inc.	28,111
18,736	MetLife, Inc.	578,006
5,680	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	801,260
19,114	QBE Insurance Group, Ltd.	263,477
967	RenaissanceRe Holdings, Ltd.	73,502
16,200	Swiss Re AG	1,018,106
980	White Mountains Insurance Group, Ltd.	511,315
2,311	Zurich Insurance Group AG	521,599

		9,455,737

Internet Software & Services (0.2%):
1,234	Google, Inc., Class A*	715,806

Leisure Equipment & Products (0.2%):
19,128	Mattel, Inc.	620,512

Life Sciences Tools & Services (0.0%):
3,100	Lonza Group AG, Registered Shares^	129,136

Machinery (0.5%):
1,650	Caterpillar, Inc.	140,101
3,788	Federal Signal Corp.*	22,122
26,810	Navistar International Corp.*	760,600
19,186	Oshkosh Corp.*	401,947
9,082	Stanley Black & Decker, Inc.	584,517

		1,909,287

Marine (0.3%):
138	A.P. Moller — Maersk A/S, Class B	908,346

Media (3.6%):
70,262	British Sky Broadcasting Group plc	766,722
25,103	CBS Corp., Class B	822,876
3,910	Comcast Corp., Class A	125,003

Shares		Fair Value

Common Stocks, continued
Media, continued
60,652	Comcast Corp., Special Class A	$1,904,473
42,450	News Corp., Class A	946,211
66,394	News Corp., Class B	1,495,193
51,150	Reed Elsevier NV	585,026
114,700	Reed Elsevier plc	920,031
32,838	Time Warner Cable, Inc.	2,696,000
20,910	Time Warner, Inc.	805,035
23,118	Viacom, Inc., Class B	1,087,008
7,300	Walt Disney Co. (The)	354,050

		12,507,628

Metals & Mining (0.6%):
3,000	AngloGold Ashanti, Ltd., Sponsored ADR	103,020
10,000	Barrick Gold Corp.	375,700
10,000	BHP Billiton plc	285,519
12,000	Freeport-McMoRan Copper & Gold, Inc.	408,840
1,000	Nucor Corp.	37,900
1,240	POSCO	395,997
25,664	ThyssenKrupp AG	418,032

		2,025,008

Multi-Utilities (1.3%):
13,270	Dominion Resources, Inc.	716,580
18,320	GDF Suez	437,025
21,020	PG&E Corp.	951,575
22,060	Public Service Enterprise Group, Inc.	716,950
11,070	Sempra Energy	762,502
3,650	TECO Energy, Inc.	65,919
27,390	Xcel Energy, Inc.	778,150

		4,428,701

Multiline Retail (0.5%):
13,380	Kohl’s Corp.	608,656
83,930	Marks & Spencer Group plc	429,006
13,350	Target Corp.	776,837

		1,814,499

Office Electronics (0.4%):
41,100	Konica Minolta Holdings, Inc.	323,959
156,704	Xerox Corp.	1,233,260

		1,557,219

Oil, Gas & Consumable Fuels (5.4%):
15,000	Alpha Natural Resources, Inc.*	130,650
15,350	Apache Corp.	1,349,112
216,111	BP plc	1,447,748
18,160	BP plc, Sponsored ADR	736,206
39,300	Canadian Oil Sands Trust	761,442

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
39,300	Chesapeake Energy Corp.^	$730,980
11,260	Chevron Corp.	1,187,930
8,650	ConocoPhillips	483,362
34,620	CONSOL Energy, Inc.	1,046,909
36,649	Eni SpA	782,013
10,000	Exxon Mobil Corp.	855,700
61,288	Marathon Oil Corp.	1,567,134
17,851	Marathon Petroleum Corp.	801,867
12,620	Murphy Oil Corp.	634,660
59,740	OAO Gazprom, Sponsored GDR*	567,530
9,010	Petroleo Brasileiro SA, Sponsored ADR	163,441
4,325	Phillips 66*	143,763
45,743	Royal Dutch Shell plc, A Shares	1,545,499
360	Royal Dutch Shell plc, A Shares	12,125
28,988	Royal Dutch Shell plc, B Shares	1,011,526
10,000	Royal Dutch Shell plc, Sponsored ADR	674,300
3,300	Spectra Energy Corp.	95,898
50,800	Talisman Energy, Inc.	582,468
19,720	Total SA	889,802
5,600	Total SA, Sponsored ADR	251,720
7,729	Williams Cos., Inc. (The)	222,750
7,728	WPX Energy, Inc.*	125,039

		18,801,574

Paper & Forest Products (0.7%):
4,354	Domtar Corp.	333,996
44,911	International Paper Co.	1,298,377
23,619	MeadWestvaco Corp.	679,046

		2,311,419

Personal Products (0.1%):
16,085	Avon Products, Inc.	260,738

Pharmaceuticals (5.4%):
5,970	Abbott Laboratories	384,886
8,233	Eli Lilly & Co.	353,278
51,860	GlaxoSmithKline plc	1,175,782
12,487	Hospira, Inc.*	436,795
12,500	Johnson & Johnson Co.^	844,500
135,444	Merck & Co., Inc.	5,654,787
8,050	Merck KGaA	803,194
2,560	Novartis AG, Registered Shares	142,849
173,548	Pfizer, Inc.	3,991,604
15,560	Roche Holding AG	2,687,074
17,890	Sanofi	1,356,398
15,000	Sanofi, Sponsored ADR	566,700

Shares		Fair Value

Common Stocks, continued
Pharmaceuticals, continued
13,560	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	$534,806

		18,932,653

Professional Services (0.3%):
1,970	Adecco SA, Registered Shares	87,700
24,750	Hays plc	28,600
29,020	Randstad Holding NV^	856,877

		973,177

Real Estate Investment Trusts (REITs) (0.1%):
376	Alexander’s, Inc.	162,097
28,600	Westfield Retail Trust	83,824

		245,921

Real Estate Management & Development (0.1%):
13,131	Canary Wharf Group plc*(b)	47,540
22,000	Cheung Kong Holdings, Ltd.	271,582
3,700	Forestar Group, Inc.*	47,397
8,240	Swire Pacific, Ltd., Class A	96,118
5,768	Swire Properties, Ltd.	17,373

		480,010

Semiconductors & Semiconductor Equipment (0.9%):
43,000	Intel Corp.	1,145,950
1,053	Samsung Electronics Co., Ltd.	1,116,561
262,000	Taiwan Semiconductor Manufacturing Co., Ltd.*	717,489

		2,980,000

Software (1.8%):
2,010	Check Point Software Technologies, Ltd.*	99,676
113,762	Microsoft Corp.(c)	3,479,979
6,017	Nintendo Co., Ltd.	702,220
20,510	Oracle Corp.	609,147
12,060	SAP AG	712,070
45,652	Symantec Corp.*	666,976

		6,270,068

Specialty Retail (0.3%):
4,890	Home Depot, Inc. (The)	259,121
172,810	Kingfisher plc	781,239

		1,040,360

Tobacco (2.2%):
36,676	Altria Group, Inc.	1,267,156
52,825	British American Tobacco plc	2,688,275
40,738	Imperial Tobacco Group plc	1,567,229
6,663	Lorillard, Inc.	879,183
7,763	Philip Morris International, Inc.	677,399

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares or Principal Amount		Fair Value

Common Stocks, continued
Tobacco, continued
11,590	Reynolds American, Inc.	$520,043

		7,599,285

Trading Companies & Distributors (0.0%):
15,900	ITOCHU Corp.	166,881

Wireless Telecommunication Services (1.7%):
38,500	China Mobile, Ltd.	423,148
4,760	SK Telecom Co., Ltd., Sponsored ADR	57,596
287,910	Sprint Nextel Corp.*	938,587
70,000	Turkcell Iletisim Hizmetleri AS, Sponsored ADR*	878,500
1,269,159	Vodafone Group plc	3,565,306

		5,863,137

Total Common Stocks (Cost $190,420,459)		188,655,632

Preferred Stocks (0.1%):
Commercial Banks (0.0%):
6,800	GMAC Capital Trust I, Preferred Shares, Series 2, 0.51%, Callable 2/15/16 @ 25	163,540

Metals & Mining (0.1%):
10,480	Vale SA, Sponsored ADR, Preferred Shares, 0.46%	204,465

Total Preferred Stocks (Cost $458,948)		368,005

Equity Linked Note (0.1%):
Capital Markets (0.1%):
$5,000	UBS AG into Newmont Mining Corp., 8.00%(d)	247,060

Total Equity Linked Note (Cost $316,500)		247,060

Convertible Preferred Stocks (0.6%):
Automobiles (0.1%):
6,000	General Motors Co., Series B, 0.59%^	199,200

Commercial Banks (0.0%):
116	Wells Fargo & Co., Series L, Class A, 18.75%	130,500

Diversified Financial Services (0.2%):
800	Bank of America Corp., Series L, 18.13%	780,000
1,500	Citigroup, Inc., 1.88%	128,340

		908,340

Insurance (0.1%):
4,200	MetLife, Inc., 0.94%	259,854

Shares or Principal Amount		Fair Value

Convertible Preferred Stocks, continued
Metals & Mining (0.1%):
$7,000	AngloGold Ashanti Holdings plc, 0.75%	$288,400

Oil, Gas & Consumable Fuels (0.1%):
100	Chesapeake Energy Corp., Series A, 14.38%(d)	85,125
3,500	SandRidge Energy, Inc., 3.50%(e)	361,375

		446,500

Real Estate Investment Trusts (REITs) (0.0%):
2,500	FelCor Lodging Trust, Inc., Series A, 0.49%	65,234

Total Convertible Preferred Stocks (Cost $2,377,688)		2,298,028

Convertible Bonds (0.4%):
Construction Materials (0.2%):
455,000	Cemex SAB de C.V., 3.25%, 3/15/16	386,181
300,000	Cemex SAB de C.V., 3.75%, 3/15/18	250,875

		637,056

Real Estate Investment Trusts (REITs) (0.1%):
258,000	iStar Financial, Inc., 0.97%, 10/1/12(f)	257,046

Real Estate Management & Development (0.1%):
500,000	Forest City Enterprises, Inc., 4.25%, 8/15/18(d)	493,750

Total Convertible Bonds (Cost $1,505,778)		1,387,852

Floating Rate Loans (1.6%):
Automobiles (0.2%):
693,000	Chrysler Group LLC, Tranche B Term Loan, 6.00%, 5/24/17(f)	697,331

Electric Utilities (0.3%):
1,606,986	Texas Competitive Electric Holdings Co. LLC, 4.74%, 10/10/17(f)	959,403

Independent Power Producers & Energy Traders (0.3%):
347,375	Dynegy Midwest Generation LLC, Term Loan B, 9.25%, 8/4/16(f)	355,045
645,125	Dynegy Power LLC, Term Loan, 9.25%, 8/4/16(f)	668,627

		1,023,672

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Principal Amount		Fair Value

Floating Rate Loans, continued
Media (0.5%):
$54,032	Clear Channel Communications, Inc., Tranche C, 3.90%, 1/19/16(f)	$41,875
52,166	Clear Channel Communications, Inc., Delayed Draw Term Loan 2, 3.90%, 1/29/16(f)	40,211
348,430	Clear Channel Communications, Inc., Tranche B, 3.90%, 1/29/16(f)	277,584
1,000,000	Cumulus Media Holdings, Inc., 2nd Lien Term Loan, 7.50%, 9/16/18(f)	1,005,630
33,000	Tribune Co., 0.00%, 6/4/14(f) (g)	21,532
528,000	Tribune Co., Tranche B Term Loan, 0.00%, 6/4/14(f) (g) (h)	349,737

		1,736,569

Real Estate Investment Trusts (REITs) (0.2%):
23,732	iStar Financial, Inc., 5.00%, 6/28/13(f)	23,647
526,000	iStar Financial, Inc., Term Loan A2, 7.00%, 6/30/14(f)	524,122

		547,769

Real Estate Management & Development (0.0%):
5,222	Realogy Corp., Synthetic LC Facility, 4.40%, 10/10/13(f)	4,870
83,605	Realogy Corp., 4.49%, 10/10/16(f)	78,839
50,000	Realogy Corp., 13.32%, 10/15/17(f)	51,175

		134,884

Software (0.1%):
500,000	Sophia LP / Sophia FInance, Inc., 6.25%, 7/31/18(f)	501,980

Total Floating Rate Loans (Cost $5,927,675)		5,601,608

Collateralized Mortgage Obligation (0.1%):
467,839	Banc of America Large Loan, Inc., Series 2010, Class HLTN, 1.99%, 11/15/13(d) (f)	443,286

Total Collateralized Mortgage Obligation (Cost $438,301)		443,286

Principal Amount		Fair Value

Corporate Bonds (10.9%):
Airlines (0.3%):
$900,000	American Airlines, Inc., 7.50%, 3/15/16, Callable 3/15/13 @ 105.62(d) (g)	$850,500

Auto Components (0.2%):
300,000	Goodyear Tire & Rubber Co., 8.25%, 8/15/20, Callable 8/15/15 @ 104.13	317,625
500,000	Goodyear Tire & Rubber Co., 7.00%, 5/15/22, Callable 5/15/17 @ 103.50^	499,375

		817,000

Automobiles (0.2%):
200,000	Chrysler GP / Chrysler CG Co. Issuer, 8.00%, 6/15/19, Callable 6/15/15 @ 104	205,500
400,000	Chrysler GP / Chrysler CG Co. Issuer, 8.25%, 6/15/21, Callable 6/15/15 @ 104.13	411,000

		616,500

Building Products (0.2%):
500,000	Dynacast International LLC / Dynacast Finance, Inc., 9.25%, 7/15/19, Callable 7/15/15 @ 104.63(d)	520,625

Capital Markets (0.0%):
64,579	Capmark Financial Group, Inc., Series B, 9.00%, 9/30/15, Callable 8/16/12 @ 100(f)	64,619

Chemicals (0.1%):
100,000	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.88%, 2/1/18, Callable 2/1/14 @ 104.44	102,000
100,000	Kerling plc, 10.63%, 2/1/17, Callable 2/1/14 @ 105.31(d)	111,346

		213,346

Commercial Banks (0.7%):
1,080,000	CIT Group, Inc., 7.00%, 5/2/16, Callable 8/16/12 @ 100(d)	1,082,700
441,498	CIT Group, Inc., 7.00%, 5/2/17, Callable 8/16/12 @ 100(d)	442,325

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Principal Amount		Fair Value

Corporate Bonds, continued
Commercial Banks, continued
$250,000	JPMorgan Chase & Co., Series 1, 7.90%, 4/29/49, Callable 4/30/18 @ 100(f)	$274,073
500,000	M&T Bank Corp., Series D, 6.88%, 12/29/49, Callable 6/15/16 @ 100(d)	501,230

		2,300,328

Containers & Packaging (0.0%):
50,000	Berry Plastics Corp., 9.75%, 1/15/21, Callable 1/15/16 @ 104.88^	54,375

Electronic Equipment, Instruments & Components (0.1%):
500,000	Sanmina-SCI Corp., 7.00%, 5/15/19, Callable 5/15/14 @ 105.25(d)	485,000

Food & Staples Retailing (0.2%):
200,000	Dean Foods Co., 9.75%, 12/15/18, Callable 12/15/14 @ 104.88^	223,000
300,000	JBS USA LLC / JBS USA Finance Corp., 8.25%, 2/1/20, Callable 2/1/15 @ 106.19(d)	291,750
161,000	JBS USA LLC / JBS USA Finance Corp., 7.25%, 6/1/21, Callable 6/1/15 @ 105.44(d)	149,730
135,000	SuperValu, Inc., 8.00%, 5/1/16^	136,687

		801,167

Health Care Providers & Services (0.7%):
139,000	Community Health Systems, Inc., 8.88%, 7/15/15, Callable 7/15/12 @ 102.22	142,649
399,000	HCA, Inc., 6.50%, 2/15/16	429,922
800,000	HCA, Inc., 7.50%, 2/15/22	872,000
100,000	Health Management Associates, Inc., 7.38%, 1/15/20, Callable 1/15/16 @ 103.69(d)	106,375
500,000	Tenet Healthcare Corp., 9.25%, 2/1/15^	556,250

Principal Amount		Fair Value

Corporate Bonds, continued
Health Care Providers & Services, continued
$50,000	Vanguard Health Holding LLC / Vanguard Health Holding, Inc., 8.00%, 2/1/18, Callable 2/1/14 @ 104	51,125
300,000	Vanguard Health Holding LLC / Vanguard Health Holding, Inc., 7.75%, 2/1/19, Callable 2/1/14 @ 105.81	$303,000

		2,461,321

Hotels, Restaurants & Leisure (0.6%):
100,000	CityCenter Holdings LLC / CityCenter Finance Corp., 7.63%, 1/15/16, Callable 1/15/14 @ 103.81	105,500
446,511	CityCenter Holdings LLC / CityCenter Finance Corp., PIK, 10.75%, 1/15/17, Callable 1/15/14 @ 105.38^	492,278
500,000	ClubCorp Club Operations, Inc., 10.00%, 12/1/18, Callable 12/1/14 @ 105	530,000
500,000	Landry’s, Inc., 9.38%, 5/1/20, Callable 5/1/15 @ 107.03 (d)	508,125
500,000	MGM Resorts International, 10.00%, 11/1/16	553,750

		2,189,653

Household Products (0.3%):
300,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 7.88%, 8/15/19, Callable 8/15/15 @ 103.94(d)	324,750
200,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 9.88%, 8/15/19, Callable 8/15/15 @ 104.94(d)	207,500
600,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 8.25%, 2/15/21, Callable 2/15/16 @ 104.13(d)	570,000

		1,102,250

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Principal Amount		Fair Value

Corporate Bonds, continued
Independent Power Producers & Energy Traders (0.9%):
$200,000	Calpine Corp., 7.88%, 7/31/20, Callable 7/31/15 @ 103.94(d)	$220,500
250,000	Calpine Corp., 7.50%, 2/15/21, Callable 11/1/15 @ 103.75(d)	270,000
500,000	Calpine Corp., 7.88%, 1/15/23, Callable 1/15/17 @ 103.94(d)	545,000
410,000	Dynegy Holdings, Inc., 7.50%, 6/1/15(g)	274,700
50,000	Dynegy Holdings, Inc., 8.38%, 5/1/16(g)	33,750
170,000	Dynegy Holdings, Inc., 7.75%, 6/1/19(g)	113,900
43,000	Energy Future Intermediate Holding Co. LLC / Energy Future Finance Corp., 11.75%, 3/1/22, Callable 3/1/17 @ 105.88	43,967
245,000	Genon Energy, Inc., 7.63%, 6/15/14	249,900
210,000	NRG Energy, Inc., 7.38%, 1/15/17, Callable 8/16/12 @ 103.69	218,400
115,000	RRI Energy, Inc., 7.88%, 6/15/17	106,950
1,312,000	Texas Competitive Electric Holdings Co. LLC, Series A, 10.25%, 11/1/15, Callable 8/16/12 @ 105.13(g)	337,840
906,000	Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/1/20, Callable 4/1/16 @ 105.75(d)	618,345
134,000	Texas Competitive Electric Holdings Co. LLC, Series B, 15.00%, 4/1/21, Callable 10/1/15 @ 107.50	45,560
13,256	Texas Competitive Electric Holdings Co. LLC, PIK, 10.50%, 11/1/16, Callable 11/1/12 @ 105.25(g)	2,436

		3,081,248

IT Services (0.1%):
200,000	SRA International, Inc., 11.00%, 10/1/19, Callable 10/1/15 @ 105.50	200,000

Principal Amount		Fair Value

Corporate Bonds, continued
IT Services, continued
$150,000	SunGard Data Systems, Inc., 7.63%, 11/15/20, Callable 11/15/15 @ 103.81	$159,750

		359,750

Machinery (0.2%):
245,000	Aviation Capital Group Corp., 6.75%, 4/6/21(d)	245,767
400,000	Manitowoc Co., Inc., 9.50%, 2/15/18, Callable 2/15/14 @ 104.75^	438,000
100,000	RBS Global & Rexnord Corp., 8.50%, 5/1/18, Callable 5/1/14 @ 104.25	108,500

		792,267

Media (1.2%):
325,000	Cablevision Systems Corp., 8.63%, 9/15/17	362,375
100,000	Cablevision Systems Corp., 7.75%, 4/15/18	106,500
100,000	Cablevision Systems Corp., 8.00%, 4/15/20^	108,000
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.00%, 1/15/19, Callable 1/15/14 @ 105.25	1,080,000
500,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.50%, 4/30/21, Callable 4/30/15 @ 104.88	532,500
50,000	Cequel Communications Holdings I LLC, 8.63%, 11/15/17, Callable 11/15/12 @ 106.47(d)	53,875
837,000	Clear Channel Communications, Inc., 9.00%, 3/1/21, Callable 3/1/16 @ 104.50	718,774
112,000	Clear Channel Communications, Inc., PIK, 11.00%, 8/1/16, Callable 8/1/12 @ 105.50	69,440
1,000,000	CSC Holdings LLC, 6.75%, 11/15/21(d)	1,065,000
200,000	Visant Corp., 10.00%, 10/1/17, Callable 10/1/13 @ 107.50	198,500

		4,294,964

Metals & Mining (0.1%):
500,000	Molycorp, Inc., 10.00%, 6/1/20, Callable 6/1/16 @ 105 (d)	495,000

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Principal Amount		Fair Value

Corporate Bonds, continued
Office Electronics (0.5%):
$250,000	CDW LLC / CDW Finance Corp., 12.54%, 10/12/17, Callable 10/15/12 @ 106.27	$271,250
1,200,000	CDW LLC / CDW Finance Corp., 8.50%, 4/1/19, Callable 4/1/15 @ 104.25	1,278,000

		1,549,250

Oil, Gas & Consumable Fuels (1.9%):
100,000	Antero Resources Finance Corp., 9.38%, 12/1/17, Callable 12/1/13 @ 104.69	110,500
300,000	Antero Resources Finance Corp., 7.25%, 8/1/19, Callable 8/1/14 @ 105.44	310,500
250,000	Arch Coal, Inc., 7.00%, 6/15/19, Callable 6/15/15 @ 103.50^	211,250
250,000	Arch Coal, Inc., 7.25%, 6/15/21, Callable 6/15/16 @ 103.63^	209,375
100,000	ATP Oil & Gas Corp., 11.88%, 5/1/15, Callable 5/1/13 @ 111.88	46,500
500,000	Bill Barrett Corp., 7.00%, 10/15/22, Callable 10/15/17 @ 103.50	477,500
345,000	Chesapeake Energy Corp., 6.50%, 8/15/17	343,275
200,000	Chesapeake Energy Corp., 6.88%, 8/15/18, Callable 8/15/13 @ 105.16	199,000
200,000	Chesapeake Energy Corp., 7.25%, 12/15/18	204,000
350,000	Chesapeake Energy Corp., 6.78%, 3/15/19, Callable 11/15/12 @ 100	341,250
500,000	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17, Callable 12/15/14 @ 104.63	535,000
500,000	Everest Acquisition LLC / Everest Acquisition Finance, Inc., 9.38%, 5/1/20, Callable 5/1/16 @ 104.69(d)	518,125
400,000	EXCO Resources, Inc., 7.50%, 9/15/18, Callable 9/15/14 @ 103.75	346,000
500,000	Halcon Resources Corp., 9.75%, 7/15/20, Callable 7/15/16 @ 104.88(d) (h)	493,230

Principal Amount		Fair Value

Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$100,000	Linn Energy LLC / Linn Energy Finance Corp., 8.63%, 4/15/20, Callable 4/15/15 @ 104.31	$107,750
100,000	Peabody Energy Corp., 6.25%, 11/15/21(d)	99,000
900,000	Samson Investment Co., 9.75%, 2/15/20, Callable 2/15/16 @ 104.88(d)	895,500
135,000	SandRidge Energy, Inc., 4.21%, 4/1/14, Callable 8/16/12 @ 100(f)	133,731
65,000	SandRidge Energy, Inc., 8.00%, 6/1/18, Callable 6/1/13 @ 104(d)	65,812
500,000	SandRidge Energy, Inc., 8.75%, 1/15/20, Callable 1/15/15 @ 104.38	521,250
400,000	W&T Offshore, Inc., 8.50%, 6/15/19, Callable 6/15/15 @ 104.25^	413,000

		6,581,548

Pharmaceuticals (0.0%):
100,000	Grifols, Inc., 8.25%, 2/1/18, Callable 2/1/14 @ 106.19	107,250

Professional Services (0.0%):
100,000	United Rentals (North America), Inc., 8.38%, 9/15/20, Callable 9/15/15 @ 104.19^	105,250

Real Estate Investment Trusts (REITs) (0.0%):
14,427	iStar Financial, Inc., 5.25%, 3/19/16(f)	14,283
53,000	iStar Financial, Inc., 7.00%, 3/19/17(f)	52,801

		67,084

Real Estate Management & Development (0.0%):
48,000	Realogy Corp., 11.50%, 4/15/17, Callable 4/15/13 @ 105.75^(i)	45,480
39,000	Realogy Corp., 7.88%, 2/15/19, Callable 2/15/15 @ 103.94^	38,123
10,000	Realogy Corp., 9.00%, 1/15/20, Callable 1/15/16 @ 104.50	10,300

		93,903

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Principal Amount		Fair Value

Corporate Bonds, continued
Semiconductors & Semiconductor Equipment (0.4%):
$271,000	Freescale Semiconductor, Inc., 9.25%, 4/15/18, Callable 4/15/14 @ 104.63(d)	$289,970
510,000	Freescale Semiconductor, Inc., 8.05%, 2/1/20, Callable 6/1/15 @ 104.03^	503,625
480,000	Freescale Semiconductor, Inc., 10.75%, 8/1/20, Callable 8/1/15 @ 105.38	516,000

		1,309,595

Software (0.8%):
208,808	First Data Corp., 10.55%, 9/24/15, Callable 8/16/12 @ 105.28	213,506
1,047,000	First Data Corp., 11.25%, 3/31/16, Callable 8/16/12 @ 105.62	986,797
389,000	First Data Corp., 8.25%, 1/15/21, Callable 1/15/16 @ 104.13(d)	389,000
600,000	First Data Corp., 12.63%, 1/15/21, Callable 1/15/16 @ 112.62	600,750
105,000	First Data Corp., PIK, 9.88%, 9/24/15, Callable 8/16/12 @ 104.94^	106,313
141,000	First Data Corp., PIK, 8.75%, 1/15/22, Callable 1/15/16 @ 104.38(d)	142,058
200,000	Lawson Software, Inc., 9.38%, 4/1/19, Callable 4/1/15 @ 107.03(d)	213,500

		2,651,924

Specialty Retail (0.1%):
400,000	Academy, Ltd., 9.25%, 8/1/19, Callable 8/1/14 @ 106.94(d)	434,000

Trading Companies & Distributors (0.2%):
500,000	HD Supply, Inc., 8.13%, 4/15/19, Callable 4/15/15 @ 106.09(d)	540,000

Wireless Telecommunication Services (0.9%):
100,000	CommScope, Inc., 8.25%, 1/15/19, Callable 1/15/15 @ 104.13(d)	105,750
500,000	Cricket Communications, Inc., 7.75%, 10/15/20, Callable 10/15/15 @ 103.88^	477,500

Principal Amount		Fair Value

Corporate Bonds, continued
Wireless Telecommunication Services, continued
$100,000	Frontier Communications Corp., 8.50%, 4/15/20	$106,000
700,000	Sprint Nextel Corp., 9.13%, 3/1/17(d)	735,000
500,000	Sprint Nextel Corp., 9.00%, 11/15/18(d)	558,750
500,000	Sprint Nextel Corp., 11.50%, 11/15/21(d)	557,500
500,000	ViaSat, Inc., 6.88%, 6/15/20, Callable 6/15/16 @ 103.44(d)	505,000

		3,045,500

Total Corporate Bonds (Cost $37,762,415)		37,985,217

Foreign Bonds (18.9%):
Chemicals (0.2%):
450,000	Kinove German Bondco GmbH, 10.00%, 6/15/18, Callable 6/15/14 @ 107.50+(d)	576,500

Commercial Banks (1.3%):
10,000	Bank Negara Monetary Notes, Series 7211, 2.81%, 7/26/12+(j)	3,146
100,000	Bank Negara Monetary Notes, Series 0112, 2.85%, 8/2/12+(j)	31,442
100,000	Bank Negara Monetary Notes, Series 3012, 2.98%, 8/7/12+(j)	31,429
110,000	Bank Negara Monetary Notes, Series 3312, 2.98%, 8/7/12+(j)	34,567
5,000	Bank Negara Monetary Notes, Series 0612, 3.01%, 8/9/12+(j)	1,571
190,000	Bank Negara Monetary Notes, Series 0412, 2.81%, 8/14/12+(j)	59,679
5,000	Bank Negara Monetary Notes, Series 1912, 3.01%, 8/23/12+(j)	1,569
20,000	Bank Negara Monetary Notes, Series 1312, 3.02%, 9/20/12+(j)	6,263
260,000	Bank Negara Monetary Notes, Series 7611, 2.80%, 9/27/12+(j)	81,370
270,000	Bank Negara Monetary Notes, Series 8011, 2.79%, 10/18/12+(j)	84,350

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Principal Amount		Fair Value

Foreign Bonds, continued
Commercial Banks, continued
$1,550,000	Bank Negara Monetary Notes, Series 0912, 2.79%, 11/1/12+(j)	$483,702
330,000	Bank Negara Monetary Notes, Series 1812, 2.98%, 11/22/12+(j)	102,801
150,000	Bank Negara Monetary Notes, Series 4012, 2.95%, 12/4/12+(j)	46,674
425,000	Bank Negara Monetary Notes, Series 4212, 2.99%, 12/11/12+(j)	132,184
1,317,000	Bank Negara Monetary Notes, Series 1012, 2.80%, 12/20/12+(j)	409,308
50,000	Bank Negara Monetary Notes, Series 4612, 2.97%, 12/27/12+(j)	15,537
354,000	Bank Negara Monetary Notes, Series 0212, 2.82%, 1/10/13+(j)	109,835
445,000	Bank Negara Monetary Notes, Series 2212, 2.86%, 1/15/13+(j)	138,013
365,000	Bank Negara Monetary Notes, Series 0512, 2.84%, 1/17/13+(j)	113,182
10,000	Bank Negara Monetary Notes, Series 5312, 2.85%, 1/22/13+(j)	3,102
465,000	Bank Negara Monetary Notes, Series 1112, 2.84%, 2/19/13+(j)	143,814
590,000	Bank Negara Monetary Notes, Series 1412, 2.82%, 2/26/13+(j)	182,370
200,000	Bank Negara Monetary Notes, Series 3912, 2.86%, 5/2/13+(j)	61,495
1,650,000	Bank Negara Monetary Notes, Series 4512, 2.85%, 5/23/13+(j)	506,460
930,000	Bank Negara Monetary Notes, Series 5012, 2.83%, 6/11/13+(j)	285,040
1,340,000	Bank Negara Monetary Notes, Series 5112, 2.88%, 6/18/13+(j)	410,468
1,135,000	Bank Negara Monetary Notes, Series 5212, 2.85%, 6/20/13+(j)	347,616

Principal Amount		Fair Value

Foreign Bonds, continued
Commercial Banks, continued
$250,000	Boparan Finance plc, 9.75%, 4/30/18, Callable 4/30/14 @ 107.31+(d)	$332,140
250,000	Boparan Finance plc, 9.88%, 4/30/18, Callable 4/30/14 @ 107.41+(d)	405,177

		4,564,304

Sovereign Bonds (17.4%):
95,000	Australian Government, Series 118, 6.50%, 5/15/13+	100,238
65,000	Australian Treasury Bill, Series 1008, 3.68%, 8/10/12+(j)	66,249
25,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 5/15/13+(k)	27,738
365,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 5/15/15+(k)	420,175
1,200,000	Brazil Nota do Tesouro Nacional, Series NTNF, 1.72%, 1/1/17+(j) (k)	612,093
140,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 5/15/45+(k)	182,689
8,900,000	Hungary Government Bond, Series 13/D, 6.75%, 2/12/13+	39,254
7,100,000	Hungary Government Bond, Series 13/E, 7.50%, 10/24/13+	31,488
17,300,000	Hungary Government Bond, Series 14/C, 5.50%, 2/12/14+	74,514
50,000,000	Hungary Government Bond, Series 14/D, 6.75%, 8/22/14+	218,367
7,800,000	Hungary Government Bond, Series 15/A, 8.00%, 2/12/15+	34,988
12,500,000	Hungary Government Bond, Series 16/C, 5.50%, 2/12/16+	51,943
11,200,000	Hungary Government Bond, Series 17/B, 6.75%, 2/24/17+	47,753

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Principal Amount		Fair Value

Foreign Bonds, continued
Sovereign Bonds, continued
$40,900,000	Hungary Government Bond, Series 17/A, 6.75%, 11/24/17+	$173,512
11,000,000	Hungary Government Bond, Series 19/A, 6.50%, 6/24/19+	45,539
800,000	Hungary Government Bond, Series 20/A, 7.50%, 11/12/20+	3,473
7,000,000	Hungary Government Bond, Series 22/A, 7.00%, 6/24/22+	29,380
14,300,000	Hungary Treasury Bill, Series 12M, 5.69%, 8/22/12+(j)	62,773
3,400,000,000	Indonesia Government, Series FR49, 9.00%, 9/15/13+	379,775
5,300,000,000	Indonesia Government, Series FR34, 12.80%, 6/15/21+	818,489
3,200,000,000	Indonesia Government, Series FR44, 10.00%, 9/15/24+	436,504
3,300,000,000	Indonesia Government, Series FR47, 10.00%, 2/15/28+	455,568
1,680,000,000	Indonesia Treasury Bill, Series SP38, 4.44%, 9/14/12+(j)	177,273
230,000	Irish Government, 4.60%, 4/18/16+	282,433
246,000	Irish Government, 4.50%, 10/18/18+	284,867
597,000	Irish Government, 4.40%, 6/18/19+	677,543
1,175,000	Irish Government, 5.90%, 10/18/19+	1,444,218
527,000	Irish Government, 4.50%, 4/18/20+	593,114
848,000	Irish Government, 5.00%, 10/18/20+	976,913
710,000	Irish Government, 5.40%, 3/13/25+	817,407
800,000	Israel Fixed Bond, Series 0313, 5.00%, 3/31/13+	211,517
4,727,000	Israel Fixed Bond, Series 0913, 3.50%, 9/30/13+	1,260,937

Principal Amount		Fair Value

Foreign Bonds, continued
Sovereign Bonds, continued
$1,770,000	Kommuninvest I Sverige AB, Series K1210, 1.75%, 10/8/12, MTN+	$255,987
80,190,000	Korea Monetary Stab Bond, Series 1218, 3.21%, 12/18/12+(j)	69,998
32,080,000	Korea Monetary Stab Bond, Series 1304, 3.83%, 4/2/13+	28,123
321,000,000	Korea Monetary Stab Bond, Series 1305, 3.38%, 5/9/13+	280,498
51,330,000	Korea Monetary Stab Bond, Series 1306, 3.76%, 6/2/13+	45,007
219,960,000	Korea Monetary Stab Bond, Series 1305, 3.28%, 6/9/13+	192,039
1,496,240,000	Korea Monetary Stab Bond, Series 1308, 3.90%, 8/2/13+	1,313,148
89,820,000	Korea Monetary Stab Bond, Series 1310, 3.59%, 10/2/13+	78,701
153,970,000	Korea Monetary Stab Bond, Series 1312, 3.48%, 12/2/13+	134,769
211,700,000	Korea Monetary Stab Bond, Series 1402, 3.47%, 2/2/14+	185,327
311,140,000	Korea Monetary Stab Bond, Series 1404, 3.59%, 4/2/14+	273,010
368,910,000	Korea Monetary Stab Bond, Series 1406, 3.28%, 6/2/14+	322,010
1,808,000,000	Korea Treasury Bond, Series 1212, 4.25%, 12/10/12+	1,585,192
104,000,000	Korea Treasury Bond, Series 1303, 5.25%, 3/10/13+	92,000
4,318,710,000	Korea Treasury Bond, Series 1306, 3.75%, 6/10/13+	3,786,636
4,230,780,000	Korea Treasury Bond, Series 1312, 3.00%, 12/10/13+	3,679,644
60,000	Malaysia Treasury Bill, Series 364, 2.66%, 7/27/12+(j)	18,873

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Principal Amount		Fair Value

Foreign Bonds, continued
Sovereign Bonds, continued
$60,000	Malaysia Treasury Bill, Series 364, 2.85%, 1/25/13+(j)	$18,593
100,000	Malaysia Treasury Bill, Series 1312, 2.83%, 3/22/13+(j)	30,846
10,000	Malaysia Treasury Bill, Series 364, 2.86%, 5/3/13+(j)	3,074
100,000	Malaysia Treasury Bill, Series 364, 2.83%, 5/31/13+(j)	30,674
3,425,000	Malaysian Government, Series 0109, 2.51%, 8/27/12+	1,078,593
5,010,000	Malaysian Government, Series 3-03, 3.70%, 2/25/13+	1,586,168
700,000	Malaysian Government, Series 0507, 3.70%, 5/15/13+	221,966
2,050,000	Malaysian Government, Series 0509, 3.21%, 5/31/13+	647,419
1,215,000	Malaysian Government, Series 0108, 3.46%, 7/31/13+	384,871
10,000	Malaysian Government, Series 4/98, 8.00%, 10/30/13+	3,356
690,000	Malaysian Government, Series 2/04, 5.09%, 4/30/14+	225,522
672,756	Mexican Udibonos, 4.50%, 12/18/14+(f)	55,355
1,716,262	Mexican Udibonos, 5.00%, 6/16/16+(f)	149,786
1,460,245	Mexican Udibonos, 3.50%, 12/14/17+(f)	124,087
881,836	Mexican Udibonos, 4.00%, 6/13/19+(f)	77,840
711,158	Mexican Udibonos, 2.50%, 12/10/20+(f)	57,442
2,750,000	Mexico Bonos Desarr, Series MI10, 9.00%, 12/20/12+(f) (l)	210,388
16,076,000	Mexico Bonos Desarr, Series M, 9.00%, 6/20/13+(f) (l)	1,254,486
20,009,000	Mexico Bonos Desarr, Series MI10, 8.00%, 12/19/13+(f) (l)	1,571,533

Principal Amount		Fair Value

Foreign Bonds, continued
Sovereign Bonds, continued
$2,060,000	Mexico Bonos Desarr, Series M, 7.00%, 6/19/14+(f) (l)	$161,151
1,450,000	Mexico Bonos Desarr, Series MI10, 9.50%, 12/18/14+(f) (l)	120,730
25,000	New South Wales Treasury Corp., Series 13, 5.25%, 5/1/13+	26,045
1,620,000	New South Wales Treasury Corp., Series 813, 5.50%, 8/1/13+	1,699,506
10,350,000	Norwegian Treasury Bill, 1.49%, 3/20/13+(j)	1,721,814
5,130,000	Philippine Government International Bond, Series R3-7, 5.25%, 9/24/12+	122,617
3,760,000	Philippine Government International Bond, Series 3-19, 5.25%, 1/7/13+	90,602
10,730,000	Philippine Government International Bond, Series 7-43, 8.75%, 3/3/13+	265,427
2,230,000	Philippine Government International Bond, Series 5-67, 6.25%, 1/27/14+	55,698
3,030,000	Philippine Government International Bond, Series 7-48, 7.00%, 1/27/16+	78,920
1,830,000	Philippine Government International Bond, Series 1042, 9.13%, 9/4/16+	51,118
1,210,000	Philippine Treasury Bill, 1.97%, 7/11/12+(j)	28,715
2,010,000	Philippine Treasury Bill, 1.20%, 8/22/12+(j)	47,557
5,430,000	Philippine Treasury Bill, 1.37%, 9/5/12+(j)	128,441
120,000	Philippine Treasury Bill, 1.92%, 10/17/12+(j)	2,831
480,000	Philippine Treasury Bill, 1.68%, 10/31/12+(j)	11,315

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Principal Amount		Fair Value

Foreign Bonds, continued
Sovereign Bonds, continued
$530,000	Philippine Treasury Bill, 1.73%, 1/9/13+(j)	$12,424
4,670,000	Philippine Treasury Bill, 2.15%, 3/6/13+(j)	109,080
1,540,000	Philippine Treasury Bill, 2.19%, 3/20/13+(j)	35,902
200,000	Philippine Treasury Bill, 2.07%, 4/17/13+(j)	4,653
80,000	Philippine Treasury Bill, 2.07%, 5/2/13+(j)	1,856
70,000	Philippine Treasury Bill, 1.91%, 5/15/13+(j)	1,625
910,000	Poland Government Bond, Series 0712, 4.61%, 7/25/12+(j)	272,492
1,864,000	Poland Government Bond, Series 1012, 4.70%, 10/25/12+(j)	551,722
6,848,000	Poland Government Bond, Series 0113, 4.83%, 1/25/13+(j)	2,003,485
2,260,000	Poland Government Bond, Series 0413, 5.25%, 4/25/13+	681,285
2,289,000	Poland Government Bond, Series 0713, 4.65%, 7/25/13+(j)	654,835
6,535,000	Poland Government Bond, Series 1013, 5.00%, 10/24/13+	1,970,194
1,400,000	Poland Government Bond, Series 0114, 4.61%, 1/25/14+(j)	391,724
3,900,000	Poland Government Bond, Series 0414, 5.75%, 4/25/14+	1,193,937
390,000	Poland Government Bond, Series 0415, 5.50%, 4/25/15+	119,839
1,160,000	Poland Government Bond, Series 1015, 6.25%, 10/24/15+	365,465
780,000	Queensland Treasury Corp., Series 13, 6.00%, 8/14/13+	823,836
1,615,000	Queensland Treasury Corp., 6.00%, 8/21/13+	1,704,011
180,000	Republic of Hungary, 4.38%, 7/4/17+	200,719
260,000	Republic of Hungary, 5.75%, 6/11/18+	303,086

Principal Amount		Fair Value

Foreign Bonds, continued
Sovereign Bonds, continued
$70,000	Republic of Hungary, 6.00%, 1/11/19+(d)	$81,529
450,000	Singapore Government, 3.50%, 7/1/12+	355,338
180,000	Singapore Government, 2.50%, 10/1/12+	142,883
680,000	Singapore Government, 1.63%, 4/1/13+	542,448
2,000,000	Singapore Government, 0.25%, 2/1/14+	1,580,028
510,000	Singapore Treasury Bill, Series 91, 0.25%, 7/5/12+(j)	402,714
350,000	Singapore Treasury Bill, Series 91, 0.28%, 7/12/12+(j)	276,359
240,000	Singapore Treasury Bill, Series 366, 0.18%, 11/1/12+(j)	189,343
190,000	Singapore Treasury Bill, Series 365, 0.24%, 5/2/13 +(j)	149,704
36,145,000	Swedish Government Bond, Series 1046, 5.50%, 10/8/12 +	5,283,724
14,870,000	Swedish Government Bond, Series 1055, 1.50%, 8/30/13 +	2,156,082
100,000	Ukraine Government, 4.95%, 10/13/15 +(d)	107,234
1,518,000	Western Australian Treasury Corp., Series 12, 5.50%, 7/17/12 +	1,554,861
740,000	Western Australian Treasury Corp., Series 13, 8.00%, 6/15/13 +	792,060

		60,740,649

Total Foreign Bonds (Cost $67,768,342)		65,881,453

Yankee Dollars (3.5%):
Chemicals (0.1%):
300,000	Ineos Finance plc, 8.38%, 2/15/19(d)	310,500

Construction & Engineering (0.2%):
400,000	Abengoa Finance SAU, 8.88%, 11/1/17(d)	354,000
280,000	Cemex SAB de C.V., 9.00%, 1/11/18(d)	249,900

		603,900

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Principal Amount		Fair Value

Yankee Dollars, continued
Energy Equipment & Services (0.2%):
$500,000	CGGVeritas, 6.50%, 6/1/21	$500,000
111,000	Expro Finance Luxembourg, 8.50%, 12/15/16(d)	106,282

		606,282

Metals & Mining (0.3%):
500,000	FMG Resources Pty, Ltd., 6.88%, 2/1/18(d)	505,000
250,000	FMG Resources Pty, Ltd., 8.25%, 11/1/19(d)	265,000
400,000	Inmet Mining Corp., 8.75%, 6/1/20(d)	396,000

		1,166,000

Oil, Gas & Consumable Fuels (0.4%):
500,000	Offshore Group Investment, Ltd., 11.50%, 8/1/15(d)	542,500
500,000	OGX Austria GmbH, 8.50%, 6/1/18(d)	445,000
200,000	Petrobakken Energy, Ltd., 8.63%, 2/1/20(d)	199,000
440,000	Petroplus Finance, Ltd., 6.75%, 5/1/14(d)(g)	50,600
85,000	Petroplus Finance, Ltd., 7.00%, 5/1/17(d) (g)	9,775

		1,246,875

Road & Rail (0.2%):
275,000	CEVA Group plc, 8.38%, 12/1/17(d)	266,750
100,000	CEVA Group plc, 11.50%, 4/1/18(d)	91,500
500,000	CEVA Group plc, 12.75%, 3/31/20^(d)	446,250

		804,500

Sovereign Bonds (1.6%):
200,000	Financing of Infrastructure, 7.40%, 4/20/18(d)	158,000
960,000	Republic of Argentina, 0.00%, 8/3/12(f)	118,656
1,077,000	Republic of Hungary, 6.25%, 1/29/20	1,049,526
542,000	Republic of Hungary, 6.38%, 3/29/21	527,908
240,000	Republic of Iceland, 5.88%, 5/11/22(d)	232,747
230,000	Republic of Lithuania, 7.38%, 2/11/20(d)	271,345
100,000	Republic of Lithuania, 7.38%, 2/11/20(d)	117,976

Shares or Principal Amount		Fair Value

Yankee Dollars, continued
Sovereign Bonds, continued
$150,000	Republic of Lithuania, 6.13%, 3/9/21(d)	$165,000
595,700	Russia Foreign Bond, 7.50%, 3/31/30(d) (i)	715,192
100,000	Socialist Republic of Vietnam, 6.75%, 1/29/20(d)	106,750
100,000	Ukraine Government, 7.65%, 6/11/13(d)	98,250
200,000	Ukraine Government, 6.25%, 6/17/16(d)	179,000
100,000	Ukraine Government, 6.58%, 11/21/16+(d)	89,500
620,000	Ukraine Government, 7.75%, 9/23/20(d)	561,720
1,430,000	Ukraine Government, 7.95%, 2/23/21(d)	1,279,092

		5,670,662

Wireless Telecommunication Services (0.5%):
200,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21	211,500
500,000	UPCB Finance III, Ltd., 6.63%, 7/1/20(d)	507,500
500,000	UPCB Finance V, Ltd., 7.25%, 11/15/21(d)	522,500
500,000	UPCB Finance VI, Ltd., 6.88%, 1/15/22(d)	510,000

		1,751,500

Total Yankee Dollars (Cost $13,365,715)		12,160,219

Municipal Bonds (0.1%):
California (0.1%):
125,000	California State, Build America Bonds, GO, 7.63%, 3/1/40	161,605

Illinois (0.0%):
60,000	Illinois State, GO, 4.42%, 1/1/15	63,076

Total Municipal Bonds (Cost $191,334)		224,681

U.S. Government Agency (2.6%):
9,150,000	Federal Home Loan Bank, 0.00%, 7/2/12(j)	9,150,000

Total U.S. Government Agency (Cost $9,149,999)		9,150,000

U.S. Treasury Obligation (0.3%):
1,000,000	U.S. Treasury Bills, 0.11%, 7/5/12(j)	999,997

Total U.S. Treasury Obligation (Cost $999,988)		999,997

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Principal Amount		Fair Value

Securities Held as Collateral for Securities on Loan (3.5%):
$12,142,766	Allianz Variable Insurance Products Securities Lending Collateral Trust(m)	$12,142,766

Total Securities Held as Collateral for Securities on Loan (Cost $12,142,766)		12,142,766

Shares		Fair Value

Unaffiliated Investment Company (4.8%):
16,935,578	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(f)	$16,935,578

Total Unaffiliated Investment Company (Cost $16,935,578)		16,935,578

Total Investment Securities (Cost $359,761,486)(n) — 101.6%		354,481,382
Net other assets (liabilities) — (1.6)%		(5,739,392)

Net Assets — 100.0%		$348,741,990

Percentages indicated are based on net assets as of June 30, 2012.

ADR—American	Depositary Receipt

GDR—Global Depository Receipt

GO—General Obligation

MTN—Medium Term Note

PIK—Payment-in-Kind

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

*	Non-income producing security

^	This security or a partial position of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $11,835,632.

(a)	Security issued in connection with a pending litigation settlement.

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2012. The total of all such securities represent 0.18% of the net assets of the fund.

(c)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(d)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(e)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.

(f)	Variable rate security. The rate presented represents the rate in effect at June 30, 2012. The date presented represents the final maturity date.
(g)	Defaulted Bond.

(h)	Security purchased on a “when-issued” basis. The cost of securities was $842,967.

(i)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate represents the effective yield at June 30, 2012.

(j)	The rate represents the effective yield at June 30, 2012.

(k)	Principal amount is stated in 1,000 Brazilian Real Units.

(l)	Principal amount is stated in 100 Mexican Peso Units.

(m)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2012.

(n)	See Federal Tax Information listed in the Notes to the Financial Statements.

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2012:

Country	Percentage
Argentina	— %^
Australia	2.3%
Bermuda	0.2%
Brazil	0.6%
Canada	0.7%
Cayman Islands	0.6%
China	0.1%
Denmark	0.3%
France	3.2%
Germany	1.9%
Hong Kong	0.2%
Hungary	0.8%
Iceland	0.1%
India	0.1%
Indonesia	0.6%
Ireland (Republic of)	1.8%
Isle of Man	0.1%
Israel	0.6%
Italy	0.7%
Japan	1.0%
Lithuania	0.2%
Luxembourg	0.1%
Malaysia	2.3%
Mexico	1.3%
Netherlands	1.6%
Norway	0.5%
Philippines	0.3%
Poland	2.3%
Republic of Korea (South)	4.0%
Russian Federation	0.4%
Singapore	1.6%
South Africa	— %^
Spain	0.6%
Sweden	2.4%
Switzerland	3.1%
Taiwan	0.2%
Turkey	0.2%
Ukraine	0.7%
United Kingdom	6.8%
United States	55.5%
Vietnam	— %^

100.0%

^	Represents less than 0.05%.

At June 30, 2012, the Fund’s open forward currency contracts were as follows:

Short Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
British pound	Credit Suisse	7/2/12	89,848	138,863	140,693	(1,830)
British pound	Barclays Bank	8/16/12	10,892	16,947	17,054	(107)
British pound	Credit Suisse	8/16/12	58,056	91,091	90,898	193
British pound	Deutsche Bank	8/16/12	65,000	102,242	101,770	472

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Short Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
British pound	HSBC	8/16/12	10,892	16,966	17,053	(87)
British pound	HSBC	8/16/12	121,548	188,944	190,307	(1,363)
British pound	HSBC	8/16/12	10,286	15,994	16,105	(111)
British pound	SSBT	8/16/12	4,061,550	6,425,371	6,359,147	66,224
British pound	SSBT	8/16/12	47,300	73,749	74,058	(309)
European Euro	Deutsche Bank	7/11/12	1,030,000	1,458,686	1,303,368	155,318
European Euro	Deutsche Bank	7/16/12	82,000	114,885	103,767	11,118
European Euro	Morgan Stanley	7/16/12	226,000	315,298	285,993	29,305
European Euro	UBS Warburg	7/16/12	257,000	360,018	325,222	34,796
European Euro	Bank of America	7/17/12	13,791	17,488	17,452	36
European Euro	Barclays Bank	7/17/12	44,903	58,807	56,822	1,985
European Euro	Barclays Bank	7/17/12	45,572	59,852	57,670	2,182
European Euro	Barclays Bank	7/17/12	13,791	17,475	17,452	23
European Euro	Credit Suisse	7/17/12	55,162	69,791	69,806	(15)
European Euro	Deutsche Bank	7/17/12	22,451	29,397	28,411	986
European Euro	Deutsche Bank	7/17/12	86,318	113,389	109,232	4,157
European Euro	Deutsche Bank	7/17/12	107,482	141,373	136,015	5,358
European Euro	Deutsche Bank	7/17/12	18,630	23,606	23,576	30
European Euro	Deutsche Bank	7/17/12	34,425	43,412	43,563	(151)
European Euro	Deutsche Bank	7/17/12	13,791	17,495	17,452	43
European Euro	HSBC	7/17/12	22,451	29,456	28,411	1,045
European Euro	HSBC	7/17/12	73,358	96,989	92,832	4,157
European Euro	HSBC	7/17/12	98,200	129,830	124,269	5,561
European Euro	HSBC	7/17/12	58,500	73,723	74,030	(307)
European Euro	HSBC	7/17/12	23,287	29,481	29,469	12
European Euro	HSBC	7/17/12	55,163	69,745	69,807	(62)
European Euro	SSBT	7/17/12	3,648,796	4,782,768	4,617,429	165,339
European Euro	SSBT	7/17/12	47,540	59,051	60,160	(1,109)
European Euro	Deutsche Bank	7/18/12	129,000	180,947	163,246	17,701
European Euro	Morgan Stanley	7/18/12	51,000	71,400	64,539	6,861
European Euro	UBS Warburg	7/18/12	257,000	360,378	325,227	35,151
European Euro	Barclays Bank	7/19/12	97,000	135,907	122,753	13,154
European Euro	Deutsche Bank	7/19/12	470,000	656,773	594,779	61,994
European Euro	Deutsche Bank	7/20/12	71,000	99,034	89,850	9,184
European Euro	Morgan Stanley	7/20/12	366,000	510,039	463,172	46,867
European Euro	Deutsche Bank	7/23/12	64,000	89,776	80,994	8,782
European Euro	Deutsche Bank	7/23/12	29,795	41,954	37,706	4,248
European Euro	Deutsche Bank	7/25/12	9,975	14,191	12,624	1,567
European Euro	Deutsche Bank	7/27/12	9,978	14,203	12,628	1,575
European Euro	Barclays Bank	7/31/12	19,995	28,472	25,305	3,167
European Euro	Barclays Bank	8/1/12	48,730	69,060	61,674	7,386
European Euro	Barclays Bank	8/2/12	48,862	69,663	61,842	7,821
European Euro	Barclays Bank	8/6/12	78,136	111,000	98,896	12,104
European Euro	Deutsche Bank	8/6/12	136,000	191,311	172,134	19,177
European Euro	Deutsche Bank	8/6/12	87,500	124,332	110,748	13,584
European Euro	Deutsche Bank	8/6/12	46,000	65,363	58,222	7,141
European Euro	Citibank	8/8/12	34,482	48,411	43,645	4,766
European Euro	Deutsche Bank	8/8/12	117,000	164,649	148,090	16,559
European Euro	Deutsche Bank	8/8/12	122,500	172,388	155,051	17,337
European Euro	Citibank	8/9/12	9,686	13,629	12,260	1,369
European Euro	Deutsche Bank	8/9/12	92,000	130,372	116,448	13,924
European Euro	Deutsche Bank	8/9/12	88,000	124,475	111,385	13,090
European Euro	Deutsche Bank	8/10/12	61,000	86,211	77,211	9,000
European Euro	Deutsche Bank	8/13/12	46,000	65,199	58,227	6,972
European Euro	Deutsche Bank	8/13/12	71,000	100,510	89,871	10,639
European Euro	Barclays Bank	8/20/12	395,000	566,212	500,027	66,185

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Short Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
European Euro	Barclays Bank	8/20/12	263,000	379,235	332,929	46,306
European Euro	Credit Suisse	8/20/12	263,000	377,721	332,929	44,792
European Euro	Deutsche Bank	8/20/12	263,000	377,134	332,929	44,205
European Euro	Morgan Stanley	8/20/12	132,000	189,400	167,097	22,303
European Euro	Barclays Bank	8/23/12	28,299	40,694	35,825	4,869
European Euro	Barclays Bank	8/24/12	47,689	68,415	60,372	8,043
European Euro	Barclays Bank	8/27/12	30,957	44,624	39,191	5,433
European Euro	Deutsche Bank	8/29/12	28,089	40,212	35,561	4,651
European Euro	Deutsche Bank	8/31/12	891	1,289	1,128	161
European Euro	Deutsche Bank	9/6/12	15,000	21,282	18,992	2,290
European Euro	Barclays Bank	9/10/12	29,182	40,975	36,950	4,025
European Euro	Deutsche Bank	9/10/12	34,000	47,560	43,050	4,510
European Euro	Deutsche Bank	9/11/12	137,800	174,069	174,481	(412)
European Euro	Barclays Bank	9/12/12	28,968	40,497	36,679	3,818
European Euro	Deutsche Bank	9/13/12	15,000	20,524	18,993	1,531
European Euro	Barclays Bank	9/14/12	81,755	111,827	103,521	8,306
European Euro	UBS Warburg	9/17/12	76,694	105,124	97,115	8,009
European Euro	Barclays Bank	9/19/12	19,406	26,901	24,574	2,327
European Euro	Barclays Bank	9/24/12	45,864	62,399	58,081	4,318
European Euro	Deutsche Bank	9/24/12	133,000	181,668	168,426	13,242
European Euro	Deutsche Bank	9/24/12	96,000	131,269	121,571	9,698
European Euro	Deutsche Bank	9/26/12	107,000	144,759	135,503	9,256
European Euro	Credit Suisse	9/28/12	270,000	364,365	341,932	22,433
European Euro	Credit Suisse	9/28/12	130,000	176,410	164,634	11,776
European Euro	Deutsche Bank	9/28/12	350,000	470,008	443,246	26,762
European Euro	Deutsche Bank	9/28/12	840,000	1,141,509	1,063,789	77,720
European Euro	Deutsche Bank	9/28/12	130,000	176,775	164,634	12,141
European Euro	HSBC	9/28/12	180,000	241,809	227,955	13,854
European Euro	Morgan Stanley	9/28/12	130,000	176,615	164,634	11,981
European Euro	Deutsche Bank	10/9/12	420,000	554,766	531,970	22,796
European Euro	Deutsche Bank	10/15/12	320,000	441,088	405,341	35,747
European Euro	Barclays Bank	10/24/12	20,617	28,329	26,118	2,211
European Euro	Barclays Bank	10/25/12	154,898	214,905	196,233	18,672
European Euro	Citibank	10/26/12	60,360	84,031	76,468	7,563
European Euro	Deutsche Bank	10/31/12	1,644,000	2,317,728	2,082,869	234,859
European Euro	Deutsche Bank	10/31/12	103,075	145,316	130,591	14,725
European Euro	Deutsche Bank	11/2/12	7,376	10,259	9,345	914
European Euro	Barclays Bank	11/5/12	49,418	68,127	62,614	5,513
European Euro	Barclays Bank	11/8/12	278,508	382,990	352,892	30,098
European Euro	Barclays Bank	11/15/12	335,703	458,016	425,401	32,615
European Euro	Barclays Bank	11/19/12	93,863	128,672	118,949	9,723
European Euro	Barclays Bank	11/21/12	327,027	443,776	414,439	29,337
European Euro	Barclays Bank	11/23/12	172,504	234,140	218,619	15,521
European Euro	Deutsche Bank	12/3/12	100,000	134,590	126,749	7,841
European Euro	UBS Warburg	12/7/12	76,800	95,892	97,348	(1,456)
European Euro	Barclays Bank	12/12/12	97,000	130,630	122,961	7,669
European Euro	Deutsche Bank	12/20/12	525,093	687,347	665,694	21,653
European Euro	Deutsche Bank	1/7/13	115,000	149,522	145,829	3,693
European Euro	Deutsche Bank	1/7/13	197,372	256,621	250,284	6,337
European Euro	Deutsche Bank	1/23/13	1,650,000	2,137,616	2,092,823	44,793
European Euro	Deutsche Bank	2/11/13	1,394,000	1,842,171	1,768,609	73,562
European Euro	Deutsche Bank	2/14/13	17,000	22,460	21,569	891
European Euro	JP Morgan Securities	2/19/13	15,000	19,797	19,033	764
European Euro	UBS Warburg	2/19/13	15,000	19,813	19,033	780
European Euro	UBS Warburg	2/21/13	17,000	22,477	21,571	906
European Euro	Deutsche Bank	2/27/13	146,000	194,677	185,278	9,399

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Short Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
European Euro	Deutsche Bank	2/28/13	89,930	120,994	114,125	6,869
European Euro	Deutsche Bank	2/28/13	41,800	56,235	53,046	3,189
European Euro	Deutsche Bank	3/5/13	43,000	57,429	54,573	2,856
European Euro	Barclays Bank	3/7/13	107,759	142,942	136,765	6,177
European Euro	Citibank	3/8/13	57,000	74,966	72,344	2,622
European Euro	Citibank	3/8/13	1,647,605	2,166,914	2,091,129	75,785
European Euro	Deutsche Bank	3/8/13	660,000	868,751	837,667	31,084
European Euro	HSBC	3/8/13	15,000	19,751	19,038	713
European Euro	Morgan Stanley	3/8/13	43,000	56,575	54,575	2,000
European Euro	Barclays Bank	3/11/13	33,304	43,791	42,271	1,520
European Euro	Barclays Bank	3/15/13	10,012	13,140	12,709	431
European Euro	Deutsche Bank	3/18/13	134,000	175,518	170,097	5,421
European Euro	Citibank	3/19/13	10,643	13,975	13,510	465
European Euro	Barclays Bank	3/21/13	9,076	12,047	11,521	526
European Euro	Deutsche Bank	3/21/13	87,000	114,706	110,441	4,265
European Euro	Deutsche Bank	3/21/13	86,000	113,387	109,171	4,216
European Euro	Citibank	3/26/13	13,451	17,747	17,077	670
European Euro	Deutsche Bank	3/26/13	78,000	102,890	99,023	3,867
European Euro	Deutsche Bank	3/28/13	4,566	6,101	5,797	304
European Euro	Deutsche Bank	4/2/13	4,440	5,898	5,637	261
European Euro	Deutsche Bank	4/2/13	6,220	8,318	7,897	421
European Euro	Deutsche Bank	4/4/13	73,000	97,503	92,687	4,816
European Euro	Deutsche Bank	4/4/13	109,000	145,587	138,397	7,190
European Euro	Barclays Bank	4/5/13	17,912	23,908	22,743	1,165
European Euro	HSBC	4/10/13	73,000	96,170	92,696	3,474
European Euro	Deutsche Bank	4/11/13	61,000	80,011	77,459	2,552
European Euro	Deutsche Bank	4/11/13	16,961	22,247	21,537	710
European Euro	UBS Warburg	4/11/13	37,000	48,509	46,983	1,526
European Euro	JP Morgan Securities	4/12/13	99,000	129,982	125,714	4,268
European Euro	Deutsche Bank	4/15/13	370,000	487,993	469,862	18,131
European Euro	HSBC	4/16/13	60,000	79,382	76,195	3,187
European Euro	HSBC	4/16/13	18,849	24,938	23,937	1,001
European Euro	Barclays Bank	4/19/13	16,935	22,273	21,507	766
European Euro	Deutsche Bank	4/23/13	319,000	420,921	405,145	15,776
European Euro	JPMorgan Chase	4/23/13	5,188	6,866	6,589	277
European Euro	Barclays Bank	4/30/13	11,783	15,651	14,966	685
European Euro	Barclays Bank	5/7/13	112,000	148,047	142,274	5,773
European Euro	Citibank	5/7/13	52,570	69,494	66,780	2,714
European Euro	Credit Suisse	5/7/13	153,000	202,014	194,357	7,657
European Euro	Morgan Stanley	5/7/13	112,000	147,844	142,274	5,570
European Euro	Deutsche Bank	5/8/13	181,000	238,562	229,929	8,633
European Euro	Deutsche Bank	5/10/13	112,000	146,177	142,281	3,896
European Euro	UBS Warburg	5/10/13	56,000	73,092	71,140	1,952
European Euro	Citibank	5/13/13	136,787	178,244	173,776	4,468
European Euro	Barclays Bank	5/16/13	55,076	71,037	69,972	1,065
European Euro	Deutsche Bank	5/20/13	118,000	151,317	149,924	1,393
European Euro	Barclays Bank	5/21/13	118,000	150,822	149,927	895
European Euro	Barclays Bank	5/21/13	156,925	200,699	199,383	1,316
European Euro	Deutsche Bank	5/21/13	171,000	218,042	217,266	776
European Euro	Barclays Bank	5/22/13	88,816	113,711	112,848	863
European Euro	Barclays Bank	5/29/13	72,758	92,195	92,454	(259)
European Euro	Deutsche Bank	5/29/13	760,000	957,201	965,742	(8,541)
European Euro	Barclays Bank	6/5/13	124,783	155,168	158,580	(3,412)
European Euro	Deutsche Bank	6/5/13	57,050	70,966	72,501	(1,535)
European Euro	Barclays Bank	6/6/13	56,035	70,117	71,213	(1,096)
European Euro	Deutsche Bank	6/7/13	147,700	184,861	187,709	(2,848)

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Short Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
European Euro	Deutsche Bank	6/11/13	137,800	174,799	175,137	(338)
European Euro	Deutsche Bank	6/13/13	103,000	129,926	130,912	(986)
European Euro	Deutsche Bank	6/13/13	21,000	26,490	26,691	(201)
European Euro	Barclays Bank	6/20/13	28,929	36,607	36,772	(165)
Japanese Yen	Deutsche Bank	7/11/12	26,073,000	322,287	326,293	(4,006)
Japanese Yen	Deutsche Bank	8/30/12	22,800,000	299,193	285,542	13,651
Japanese Yen	Barclays Bank	9/18/12	2,251,755	29,053	28,209	844
Japanese Yen	UBS Warburg	9/28/12	121,466,500	1,598,349	1,521,891	76,458
Japanese Yen	HSBC	10/22/12	9,240,053	113,934	115,820	(1,886)
Japanese Yen	Deutsche Bank	10/29/12	20,662,500	273,784	259,026	14,758
Japanese Yen	JP Morgan Securities	10/31/12	91,650,000	1,217,050	1,148,967	68,083
Japanese Yen	Deutsche Bank	11/16/12	6,194,000	81,112	77,672	3,440
Japanese Yen	Barclays Bank	11/19/12	7,667,000	100,617	96,149	4,468
Japanese Yen	HSBC	11/19/12	1,616,000	21,171	20,265	906
Japanese Yen	JP Morgan Securities	11/19/12	3,093,000	40,482	38,788	1,694
Japanese Yen	UBS Warburg	11/19/12	2,471,000	32,407	30,988	1,419
Japanese Yen	Barclays Bank	11/21/12	8,613,000	113,180	108,016	5,164
Japanese Yen	Morgan Stanley	12/17/12	41,392,500	535,672	519,338	16,334
Japanese Yen	JP Morgan Securities	12/27/12	2,255,332	29,188	28,302	886
Japanese Yen	Deutsche Bank	1/7/13	5,989,000	78,776	75,172	3,604
Japanese Yen	Citibank	1/10/13	1,520,000	19,924	19,080	844
Japanese Yen	Barclays Bank	1/11/13	3,030,000	39,727	38,034	1,693
Japanese Yen	UBS Warburg	1/11/13	1,520,000	19,915	19,080	835
Japanese Yen	Barclays Bank	1/15/13	4,090,000	53,502	51,344	2,158
Japanese Yen	Deutsche Bank	1/15/13	1,520,000	19,916	19,081	835
Japanese Yen	HSBC	1/15/13	1,520,000	19,921	19,081	840
Japanese Yen	HSBC	1/15/13	4,120,000	53,856	51,721	2,135
Japanese Yen	UBS Warburg	1/15/13	3,250,000	42,488	40,799	1,689
Japanese Yen	Morgan Stanley	1/22/13	50,187,445	657,205	630,122	27,083
Japanese Yen	Barclays Bank	1/28/13	8,700,000	112,680	109,245	3,435
Japanese Yen	Deutsche Bank	1/28/13	7,248,281	93,760	91,016	2,744
Japanese Yen	HSBC	1/28/13	9,353,364	120,896	117,449	3,447
Japanese Yen	UBS Warburg	1/28/13	7,610,000	98,403	95,558	2,845
Japanese Yen	HSBC	2/12/13	3,336,000	43,608	41,902	1,706
Japanese Yen	Morgan Stanley	2/12/13	3,771,000	49,277	47,366	1,911
Japanese Yen	Deutsche Bank	2/15/13	964,860	12,494	12,120	374
Japanese Yen	JP Morgan Securities	2/15/13	680,000	8,812	8,542	270
Japanese Yen	JP Morgan Securities	2/15/13	1,140,000	14,773	14,320	453
Japanese Yen	HSBC	2/22/13	4,020,000	51,015	50,504	511
Japanese Yen	JP Morgan Securities	2/25/13	4,000,000	50,457	50,255	202
Japanese Yen	HSBC	3/1/13	4,600,000	57,531	57,799	(268)
Japanese Yen	JP Morgan Securities	3/1/13	4,600,000	57,572	57,799	(227)
Japanese Yen	UBS Warburg	3/4/13	5,100,000	63,633	64,085	(452)
Japanese Yen	JP Morgan Securities	3/14/13	44,142,850	539,644	554,796	(15,152)
Japanese Yen	Citibank	3/15/13	2,260,084	27,448	28,406	(958)
Japanese Yen	Citibank	3/19/13	5,012,000	60,313	62,998	(2,685)
Japanese Yen	Morgan Stanley	3/19/13	3,000,000	36,171	37,708	(1,537)
Japanese Yen	Morgan Stanley	3/19/13	4,060,000	49,010	51,032	(2,022)
Japanese Yen	Barclays Bank	3/25/13	4,542,830	54,613	57,108	(2,495)
Japanese Yen	Morgan Stanley	4/16/13	68,447,040	850,982	860,823	(9,841)
Japanese Yen	Barclays Bank	4/22/13	3,500,000	43,306	44,023	(717)
Japanese Yen	Citibank	4/22/13	3,500,000	43,292	44,023	(731)
Japanese Yen	Citibank	5/10/13	11,180,000	140,914	140,672	242
Japanese Yen	Deutsche Bank	5/13/13	7,475,000	94,501	94,060	441

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Short Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Japanese Yen	UBS Warburg	5/13/13	5,588,000	70,665	70,315	350
Japanese Yen	Citibank	5/14/13	5,587,000	70,301	70,304	(3)
Japanese Yen	Credit Suisse	5/29/13	48,990,000	620,237	616,651	3,586
Japanese Yen	Citibank	6/14/13	2,416,000	30,559	30,420	139
Japanese Yen	Barclays Bank	6/28/13	9,732,000	122,925	122,576	349
Japanese Yen	Barclays Bank	7/2/13	6,679,000	84,754	84,134	620
Swiss Franc	Bank of America	8/10/12	190,440	208,977	200,931	8,046
Swiss Franc	Bank of America	8/10/12	9,380	9,938	9,897	41
Swiss Franc	Deutsche Bank	8/10/12	5,030	5,284	5,307	(23)
Swiss Franc	Deutsche Bank	8/10/12	7,439	8,102	7,848	254
Swiss Franc	Deutsche Bank	8/10/12	197,431	216,719	208,306	8,413
Swiss Franc	HSBC	8/10/12	32,200	33,735	33,974	(239)

				56,060,324	53,580,922	2,479,402

Long Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Australian Dollar	Deutsche Bank	9/13/12	570,000	575,301	579,122	3,821
Brazilian Real	Deutsche Bank	10/31/12	435,000	237,445	212,296	(25,149)
British pound	Credit Suisse	7/2/12	89,848	142,759	140,693	(2,066)
Chilean Peso	Deutsche Bank	7/11/12	162,750,000	337,796	324,783	(13,013)
Chilean Peso	JP Morgan Securities	9/12/12	990,530,400	2,060,000	1,959,953	(100,047)
Chilean Peso	Deutsche Bank	10/29/12	307,366,000	589,106	604,818	15,712
Chilean Peso	Barclays Bank	10/29/12	153,759,000	294,670	302,558	7,888
Chilean Peso	Morgan Stanley	1/14/13	8,700,000	16,524	16,977	453
Chilean Peso	Morgan Stanley	1/22/13	305,012,200	594,566	594,801	235
Chilean Peso	Morgan Stanley	2/4/13	4,030,000	7,994	7,850	(144)
Chilean Peso	Morgan Stanley	2/4/13	3,980,000	7,898	7,752	(146)
Chilean Peso	Deutsche Bank	2/11/13	4,400,000	8,862	8,566	(296)
Chilean Peso	Morgan Stanley	2/11/13	3,930,000	7,955	7,650	(305)
Chilean Peso	Barclays Bank	2/13/13	4,400,000	8,876	8,564	(312)
Chilean Peso	Morgan Stanley	2/13/13	10,560,000	21,398	20,554	(844)
Chilean Peso	Deutsche Bank	2/15/13	4,400,000	8,844	8,563	(281)
Chilean Peso	JP Morgan Securities	2/21/13	4,300,000	8,704	8,363	(341)
Chilean Peso	JP Morgan Securities	2/22/13	7,300,000	14,615	14,198	(417)
Chilean Peso	Deutsche Bank	2/25/13	3,890,000	7,757	7,564	(193)
Chilean Peso	Morgan Stanley	2/25/13	9,210,000	18,389	17,908	(481)
Chilean Peso	Deutsche Bank	2/26/13	2,610,000	5,168	5,074	(94)
Chilean Peso	Morgan Stanley	2/27/13	5,600,000	11,200	10,887	(313)
Chilean Peso	JP Morgan Securities	2/28/13	3,900,000	7,778	7,581	(197)
Chilean Peso	Deutsche Bank	2/28/13	3,250,000	6,460	6,318	(142)
Chilean Peso	Barclays Bank	3/1/13	8,000,000	16,101	15,549	(552)
Chilean Peso	Deutsche Bank	3/1/13	3,250,000	6,480	6,317	(163)
Chilean Peso	Barclays Bank	3/1/13	4,000,000	8,002	7,775	(227)
Chilean Peso	Deutsche Bank	3/4/13	700,000	1,398	1,360	(38)
Chilean Peso	Deutsche Bank	3/6/13	700,000	1,408	1,360	(48)
Chilean Peso	Morgan Stanley	3/11/13	2,500,000	4,888	4,855	(33)
Chilean Peso	JP Morgan Securities	3/21/13	4,300,000	8,617	8,343	(274)
Chilean Peso	Morgan Stanley	5/13/13	4,500,000	8,804	8,692	(112)
European Euro	Deutsche Bank	7/11/12	1,030,000	1,348,064	1,303,368	(44,696)
European Euro	Deutsche Bank	7/17/12	46,750	61,916	59,161	(2,755)
European Euro	Deutsche Bank	7/17/12	43,482	57,766	55,025	(2,741)
European Euro	Bank of America	7/17/12	21,741	28,884	27,513	(1,371)

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Long Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
European Euro	SSBT	7/17/12	23,470	30,858	29,701	(1,157)
European Euro	HSBC	7/17/12	15,597	20,384	19,738	(646)
European Euro	Deutsche Bank	7/17/12	15,597	20,384	19,738	(646)
European Euro	Deutsche Bank	7/17/12	51,200	66,994	64,792	(2,202)
European Euro	Bank of America	7/17/12	48,400	63,444	61,248	(2,196)
European Euro	Deutsche Bank	7/17/12	48,500	63,744	61,376	(2,368)
European Euro	Deutsche Bank	7/17/12	68,100	89,130	86,179	(2,951)
European Euro	SSBT	7/17/12	100,200	129,736	126,800	(2,936)
European Euro	Deutsche Bank	7/17/12	84,800	107,764	107,312	(452)
European Euro	Deutsche Bank	7/17/12	13,602	16,852	17,213	361
European Euro	Barclays Bank	7/17/12	14,799	18,333	18,728	395
European Euro	HSBC	7/17/12	14,799	18,341	18,728	387
European Euro	HSBC	7/17/12	33,214	41,245	42,031	786
Hungarian Forint	Deutsche Bank	9/28/12	21,000,000	96,507	91,932	(4,575)
Hungarian Forint	Deutsche Bank	9/28/12	22,200,000	100,475	97,186	(3,289)
Indian Rupee	JP Morgan Securities	7/12/12	14,490,000	312,309	258,882	(53,427)
Indian Rupee	Deutsche Bank	9/28/12	28,560,000	489,573	502,507	12,934
Indian Rupee	JP Morgan Securities	10/31/12	41,781,250	813,501	731,437	(82,064)
Indian Rupee	JP Morgan Securities	3/12/13	8,556,800	160,000	146,978	(13,022)
Indian Rupee	HSBC	3/12/13	8,549,600	160,000	146,854	(13,146)
Indian Rupee	JP Morgan Securities	3/14/13	43,950,000	831,599	754,709	(76,890)
Indian Rupee	HSBC	3/15/13	8,645,260	164,000	148,436	(15,564)
Indian Rupee	Deutsche Bank	3/18/13	8,080,848	153,000	138,688	(14,312)
Indonesian Rupiah	JP Morgan Securities	9/17/12	803,000,000	84,526	84,657	131
Indonesian Rupiah	JP Morgan Securities	9/19/12	1,050,000,000	112,721	110,665	(2,056)
Indonesian Rupiah	JP Morgan Securities	9/20/12	1,365,000,000	147,967	143,846	(4,121)
Indonesian Rupiah	JP Morgan Securities	9/21/12	1,849,000,000	197,227	194,824	(2,403)
Indonesian Rupiah	HSBC	9/21/12	923,000,000	98,611	97,254	(1,357)
Indonesian Rupiah	JP Morgan Securities	9/24/12	944,000,000	98,590	99,424	834
Indonesian Rupiah	JP Morgan Securities	9/26/12	183,000,000	18,626	19,269	643
Indonesian Rupiah	Deutsche Bank	9/26/12	273,000,000	27,936	28,745	809
Indonesian Rupiah	JP Morgan Securities	12/17/12	126,000,000	13,030	13,122	92
Japanese Yen	HSBC	10/22/12	551,200	6,801	6,909	108
Japanese Yen	Deutsche Bank	10/22/12	605,748	7,541	7,593	52
Japanese Yen	HSBC	10/22/12	496,944	6,239	6,229	(10)
Japanese Yen	Deutsche Bank	10/22/12	318,000	3,971	3,986	15
Japanese Yen	Deutsche Bank	10/22/12	318,700	4,020	3,995	(25)
Korean Won	HSBC	9/26/12	317,000,000	268,426	276,149	7,723
Korean Won	Deutsche Bank	6/27/13	316,000,000	268,490	274,210	5,720
Malaysian Ringgit	HSBC	3/11/13	2,909,811	946,000	908,105	(37,895)
Malaysian Ringgit	JP Morgan Securities	3/12/13	735,120	240,000	229,413	(10,587)
Malaysian Ringgit	HSBC	3/15/13	1,235,558	403,000	385,558	(17,442)
Malaysian Ringgit	Deutsche Bank	3/18/13	964,663	313,131	301,002	(12,129)
Mexican Peso	HSBC	9/4/12	11,644,900	905,549	867,386	(38,163)
Mexican Peso	Deutsche Bank	10/11/12	19,592,000	1,482,592	1,454,480	(28,112)
Mexican Peso	HSBC	3/8/13	10,223,640	762,293	749,818	(12,475)
Philippine Peso	JP Morgan Securities	7/11/12	9,520,000	221,344	225,836	4,492
Philippine Peso	Deutsche Bank	7/18/12	28,970,800	670,000	686,897	16,897
Philippine Peso	HSBC	9/28/12	3,200,000	73,203	75,580	2,377
Philippine Peso	HSBC	10/3/12	2,600,000	59,232	61,385	2,153
Philippine Peso	Morgan Stanley	10/29/12	4,820,000	111,574	113,571	1,997
Philippine Peso	Deutsche Bank	11/14/12	3,000,000	69,380	70,600	1,220
Philippine Peso	Deutsche Bank	1/31/13	35,270,000	817,381	826,171	8,790
Singapore Dollar	HSBC	8/17/12	154,000	121,859	121,608	(251)
Singapore Dollar	Barclays Bank	8/17/12	103,000	81,811	81,335	(476)

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Long Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Singapore Dollar	Deutsche Bank	8/23/12	106,000	84,506	83,705	(801)
Singapore Dollar	Deutsche Bank	8/24/12	106,000	84,288	83,705	(583)
Singapore Dollar	Deutsche Bank	8/27/12	132,000	105,234	104,237	(997)
Singapore Dollar	Deutsche Bank	8/31/12	66,000	52,514	52,119	(395)
Singapore Dollar	JP Morgan Securities	9/19/12	316,000	249,506	249,565	59
Singapore Dollar	HSBC	2/7/13	123,000	99,034	97,317	(1,717)
Singapore Dollar	Deutsche Bank	2/7/13	123,000	99,074	97,317	(1,757)
Singapore Dollar	Deutsche Bank	2/8/13	246,000	197,953	194,637	(3,316)
Singapore Dollar	Barclays Bank	2/13/13	34,819	28,064	27,552	(512)
Singapore Dollar	HSBC	2/14/13	90,300	72,764	71,455	(1,309)
Singapore Dollar	HSBC	2/14/13	125,400	101,048	99,230	(1,818)
Singapore Dollar	Deutsche Bank	2/19/13	154,000	122,709	121,873	(836)
Singapore Dollar	Deutsche Bank	2/28/13	66,000	52,636	52,241	(395)
Singapore Dollar	Deutsche Bank	3/19/13	220,800	174,366	174,836	470
Singapore Dollar	HSBC	3/19/13	252,000	199,414	199,541	127
Singapore Dollar	Deutsche Bank	3/21/13	237,700	189,523	188,226	(1,297)
Singapore Dollar	HSBC	3/21/13	190,000	151,467	150,454	(1,013)
Singapore Dollar	Morgan Stanley	3/26/13	321,000	253,755	254,214	459
Singapore Dollar	Morgan Stanley	3/26/13	321,000	255,127	254,214	(913)
Singapore Dollar	Deutsche Bank	5/29/13	748,020	588,667	593,155	4,488
Swiss Franc	Deutsche Bank	8/10/12	12,500	13,906	13,189	(717)
Swiss Franc	Bank of America	8/10/12	4,717	4,885	4,977	92
Swiss Franc	Credit Suisse	8/10/12	4,169	4,331	4,399	68
Swiss Franc	Deutsche Bank	8/10/12	6,949	7,210	7,332	122
Swiss Franc	Barclays Bank	8/10/12	5,759	6,108	6,076	(32)
Swiss Franc	Bank of America	8/10/12	3,203	3,456	3,379	(77)
Swiss Franc	HSBC	8/10/12	3,203	3,456	3,379	(77)
Swiss Franc	Deutsche Bank	8/10/12	16,500	17,988	17,409	(579)
Swiss Franc	Bank of America	8/10/12	15,600	17,064	16,459	(605)
Swiss Franc	Deutsche Bank	8/10/12	10,929	11,951	11,531	(420)

				22,415,641	21,841,249	(574,392)

At June 30, 2012, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Australian Dollar/Japanese Yen	Deutsche Bank	27,000 AUD	2,194,830 JPY	28,572	28,614	42
Australian Dollar/Japanese Yen	Barclays Bank	27,000 AUD	2,191,590 JPY	28,572	28,654	82
Australian Dollar/Japanese Yen	Citibank	27,000 AUD	2,192,764 JPY	28,572	28,639	67
Norwegian Krone/European Euro	Deutsche Bank	2,110,000 NOK	270,305 EUR	383,781	394,585	10,804
Norwegian Krone/European Euro	UBS Warburg	275,700 NOK	34,983 EUR	48,324	50,144	1,820
Norwegian Krone/European Euro	Morgan Stanley	158,780 NOK	20,010 EUR	26,757	27,956	1,199
Norwegian Krone/European Euro	Morgan Stanley	240,000 NOK	30,224 EUR	40,443	42,257	1,814
Norwegian Krone/European Euro	UBS Warburg	600,000 NOK	75,559 EUR	101,109	105,708	4,599
Norwegian Krone/European Euro	UBS Warburg	180,000 NOK	22,848 EUR	30,782	31,923	1,141
Polish Zloty/European Euro	Deutsche Bank	700,000 PLN	158,278 EUR	225,026	231,722	6,696
Polish Zloty/European Euro	Deutsche Bank	233,000 PLN	53,941 EUR	71,883	71,750	(133)
Polish Zloty/European Euro	Barclays Bank	233,000 PLN	53,873 EUR	71,530	71,484	(46)
Polish Zloty/European Euro	Deutsche Bank	233,000 PLN	53,524 EUR	70,340	70,717	377
Polish Zloty/European Euro	Morgan Stanley	91,000 PLN	20,218 EUR	25,649	26,411	762
Swedish Krona/European Euro	Deutsche Bank	5,900,000 SEK	633,857 EUR	855,486	903,295	47,809
Swedish Krona/European Euro	Deutsche Bank	4,380,000 SEK	479,412 EUR	679,959	703,357	23,398

				2,716,785	2,817,216	100,431

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets:
Investment securities, at cost	$359,761,486

Investment securities, at value*	$354,481,382
Cash	16,725
Interest and dividends receivable	2,520,500
Foreign currency, at value (cost $1,990,969)	1,972,779
Unrealized appreciation on forward currency contracts	2,871,470
Receivable for capital shares issued	405,278
Receivable for investments sold	683,722
Reclaims receivable	162,828
Prepaid expenses	1,610

Total Assets	363,116,294

Liabilities:
Unrealized depreciation on forward currency contracts	866,029
Payable for investments purchased	1,044,304
Payable for capital shares redeemed	120
Payable for collateral received on loaned securities	12,142,766
Manager fees payable	191,881
Administration fees payable	13,965
Distribution fees payable	68,529
Custodian fees payable	24,573
Administrative and compliance services fees payable	1,942
Other accrued liabilities	20,195

Total Liabilities	14,374,304

Net Assets	$348,741,990

Net Assets Consist of:
Capital	$335,117,453
Accumulated net investment income/(loss)	12,191,966
Accumulated net realized gains/(losses) from investment transactions	4,748,994
Net unrealized appreciation/(depreciation) on investments	(3,316,423)

Net Assets	$348,741,990

Shares of beneficial interest (unlimited number of shares authorized, no par value)	30,919,526
Net Asset Value (offering and redemption price per share)	$11.28

*	Includes securities on loan of $11,835,632.

Statement of Operations

For the Six Months Ended June 30, 2012

(Unaudited)

Investment Income:
Interest	$3,815,610
Dividends	3,532,701
Income from securities lending	130,194
Foreign withholding tax	(264,529)

Total Investment Income	7,213,976

Expenses:
Manager fees	1,160,071
Administration fees	100,238
Distribution fees	414,311
Custodian fees	95,395
Administrative and compliance services fees	5,162
Trustee fees	11,252
Professional fees	12,683
Shareholder reports	13,908
Other expenses	8,375

Total expenses before reductions	1,821,395
Less expenses paid indirectly	(505)

Net expenses	1,820,890

Net Investment Income/(Loss)	5,393,086

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	2,446,816
Net realized gains/(losses) on options contracts	4,465
Net realized gains/(losses) on forward currency contracts	786,618
Change in unrealized appreciation/depreciation on investments	6,427,345

Net Realized/Unrealized Gains/(Losses) on Investments	9,665,244

Change in Net Assets Resulting From Operations	$15,058,330

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Statements of Changes in Net Assets

	AZL Franklin Templeton Founding Strategy Plus Fund
	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$5,393,086	$7,087,827
Net realized gains/(losses) on investment transactions	3,237,899	1,159,932
Change in unrealized appreciation/depreciation on investments	6,427,345	(17,536,993)

Change in net assets resulting from operations	15,058,330	(9,289,234)

Dividends to Shareholders:
From net investment income	—	(527,750)
From net realized gains on investments	—	(401,429)

Change in net assets resulting from dividends to shareholders	—	(929,179)

Capital Transactions:
Proceeds from shares issued	49,919,709	180,753,267
Proceeds from dividends reinvested	—	929,179
Value of shares redeemed	(18,827,598)	(25,852,336)

Change in net assets resulting from capital transactions	31,092,111	155,830,110

Change in net assets	46,150,441	145,611,697
Net Assets:
Beginning of period	302,591,549	156,979,852

End of period	$348,741,990	$302,591,549

Accumulated net investment income/(loss)	$12,191,966	$6,798,880

Share Transactions:
Shares issued	4,441,310	16,188,461
Dividends reinvested	—	88,917
Shares redeemed	(1,671,310)	(2,416,131)

Change in shares	2,770,000	13,861,247

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2012		Year Ended December 31,		October 23, 2009 to December 31, 2009 (a)
			2011	2010
	(Unaudited)
Net Asset Value, Beginning of Period	$10.75		$10.99	$10.20	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.15		0.23	0.20	0.04
Net Realized and Unrealized Gains/(Losses) on Investments	0.38		(0.43)	0.82	0.21

Total from Investment Activities	0.53		(0.20)	1.02	0.25

Dividends to Shareholders From:
Net Investment Income	—		(0.02)	(0.18)	(0.05)
Net Realized Gains	—		(0.02)	(0.05)	—

Total Dividends	—		(0.04)	(0.23)	(0.05)

Net Asset Value, End of Period	$11.28		$10.75	$10.99	$10.20

Total Return(b)	4.93	%(c)	(1.83)%	10.02%	2.45	%(c)
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$348,742		$302,591	$156,980	$54,952
Net Investment Income/(Loss)(d)	3.25%		2.90%	3.13%	2.11%
Expenses Before Reductions(d) (e)	1.10%		1.16%	1.25%	1.20%
Expenses Net of Reductions(d)	1.10%		1.16%	1.19%	1.20%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d) (f)	1.10%		1.16%	1.19%	1.20%
Portfolio Turnover Rate	10	%(c)	17%	17%	2	%(c)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Franklin Templeton Founding Strategy Plus Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Floating Rate Loans

The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. A Fund records an investment when the borrower withdraws money and records the interest as earned.

Structured Notes

The Fund may invest in structured notes, the values of which are based on the price movements of a reference security or index. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Fund may engage in short sales against the box (i.e., where the fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2012 are presented on the Fund’s Schedule of Portfolio Investments (“Schedule”). The average outstanding amount of securities on loan was $9.8 million for the period ended June 30, 2012.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $13,275 during the period ended June 30, 2012. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Fund may utilize, including the primary underlying risk exposures related to each instrument type.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Forward Currency Contracts

During the period ended June 30, 2012, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The contract amount of forward currency contracts outstanding was $81.3 million as of June 30, 2012. The monthly average amount for these contracts was $77.9 million for the period ended June 30, 2012.

Futures Contracts

During the period ended June 30, 2012, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2012, the Fund used written call options to hedge against security prices (equity risk).

A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes and options on stocks involve elements of equity price risk.

Purchased Options Contracts – The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing put options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts – The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

Realized gains and losses are reported as “Net realized gains/(losses) from option transactions” on the Statement of Operations.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

The Fund had the following transactions in written call and put options during the period ended June 30, 2012:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2010	(2)	$(4,050)
Options written	(5)	(642)
Options exercised	—	—
Options expired	5	642
Options closed	2	4,050

Options outstanding at June 30, 2012	—	$—

Summary of Derivative Instruments

The following is a summary of the fair value of derivative instruments as of June 30, 2012:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value
Foreign Currency Contracts	Unrealized appreciation on forward currency contracts	$2,871,470	Unrealized depreciation on forward currency contracts	$866,029

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2012:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Foreign Currency Contracts	Net realized gains (losses) on forward currency contracts / change in unrealized appreciation/depreciation on investments	$786,618	$763,948
Equity Contracts	Net realized gains/(losses) on options contracts / change in unrealized appreciation/depreciation on investments	4,465	1,630

New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained three independent money management organizations (the “Subadviser”), Franklin Advisers, Inc. (“Advisers”), Franklin Mutual Advisers, LLC (“Franklin Mutual”) and Templeton Global Advisors Limited (“Global Advisors”) to make investment decisions on behalf of the Fund. Pursuant to subadvisory agreements between the Manager and Advisers, the Manager and Franklin Mutual, and the Manager and Global Advisors, and the Trust, Advisers, Franklin Mutual and Global Advisors provide investment advisory services as Subadviser for the Fund subject to the general supervision of the Trustees and the Manager.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2013.

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Franklin Templeton Founding Strategy Plus Fund	0.70%	1.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2012, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2012, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $1,943 was paid from the Fund relating to these fees and expenses.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting and a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Aerospace & Defense	$1,932,388	$943,467	$—	$2,875,855
Air Freight & Logistics	739,787	396,665	—	1,136,452
Airlines	—	1,904,108	—	1,904,108
Auto Components	—	899,888	—	899,888
Automobiles	697,516	1,932,821	—	2,630,337
Beverages	2,039,911	1,622,010	—	3,661,921
Capital Markets	2,208,002	2,122,851	—	4,330,853
Chemicals	638,950	1,407,534	—	2,046,484
Commercial Banks	4,864,888	6,182,450	—	11,047,338
Commercial Services & Supplies	—	266,890	—	266,890
Communications Equipment	2,929,449	781,304	—	3,710,753
Construction & Engineering	—	69,926	—	69,926
Construction Materials	—	1,164,092	—	1,164,092
Diversified Financial Services	4,484,066	1,936,304	22,518	6,442,888
Diversified Telecommunication Services	1,579,222	3,128,710	—	4,707,932
Electric Utilities	6,415,318	739,062	—	7,154,380
Electrical Equipment	—	971,164	—	971,164
Food & Staples Retailing	5,311,450	990,096	—	6,301,546
Household Durables		179,266	—	179,266
Industrial Conglomerates	2,044,821	1,598,928	—	3,643,749
Insurance	5,258,215	4,197,522	—	9,455,737
Life Sciences Tools & Services	—	129,136	—	129,136
Marine	—	908,346	—	908,346
Media	10,235,849	2,271,779	—	12,507,628
Metals & Mining	925,460	1,099,548	—	2,025,008
Multi-Utilities	3,991,676	437,025	—	4,428,701
Multiline Retail	1,385,493	429,006	—	1,814,499
Office Electronics	1,233,260	323,959	—	1,557,219
Oil, Gas & Consumable Fuels	13,112,861	5,688,713	—	18,801,575
Pharmaceuticals	12,767,356	6,165,296	—	18,932,652
Professional Services	—	973,177	—	973,177
Real Estate Investment Trusts (REITs)	162,097	83,824	—	245,921
Real Estate Management & Development	47,397	385,073	47,540	480,010
Semiconductors & Semiconductor Equipment	1,145,950	1,834,050	—	2,980,000
Software	4,855,778	1,414,290	—	6,270,068
Specialty Retail	259,121	781,239	—	1,040,360
Tobacco	3,343,781	4,255,504	—	7,599,285
Trading Companies & Distributors	—	166,881	—	166,881
Wireless Telecommunication Services	1,874,683	3,988,454	—	5,863,137
All Other Common Stocks+	27,330,471	—	—	27,330,471
Preferred Stocks+	368,005	—	—	368,005
Equity Linked Notes	247,060	—	—	247,060
Convertible Preferred Stocks:
Commercial Banks	—	130,500	—	130,500

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

	Level 1	Level 2	Level 3	Total
Investment Securities:
Oil, Gas & Consumable Fuels	$—	$446,500	$—	$446,500
Real Estate Investment Trusts (REITs)	—	65,234	—	65,234
All Other Convertible Preferred Stocks+	1,655,794	—	—	1,655,794
Convertible Bonds+	—	1,387,852	—	1,387,852
Floating Rate Loans	—	5,601,608	—	5,601,608
Collateralized Mortgage Obligations	—	443,286	—	443,286
Corporate Bonds+	—	37,985,217	—	37,985,217
Foreign Bonds	—	65,881,453	—	65,881,453
Yankee Dollars	—	12,160,219	—	12,160,219
Municipal Bonds	—	224,681	—	224,681
U.S. Government Agency	—	9,150,000	—	9,150,000
U.S. Treasury Obligation	—	999,997	—	999,997
Securities Held as Collateral for Securities on Loan	—	12,142,766	—	12,142,766
Unaffiliated Investment Company	16,935,578	—	—	16,935,578

Total Investment Securities	$143,021,653	$211,389,671	$70,058	$354,481,382

Other Financial Instruments:*
Forward Currency Contracts	—	2,005,441	—	2,005,441

Total Investments	$143,021,653	$213,395,112	$70,058	$356,486,823

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts, forward contracts and options contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

Quantitative Information about Level 3 Fair Value Measurements
Type of Assets	Fair Value at 06/30/2012	Valuation Basis at 06/30/2012	Valuation Technique(s)	Unobservable Input(s)	Range	Weighted Average
Investment Securities:
Common Stock:
Diversified Financial Services:
Bond Street Holdings LLC	$22,518	Last available price	Market Transaction Method	Last Observable Transaction	—	—
Real Estate Management & Development:
Canary Wharf Group plc	$47,540	Market comparable company	Market Comparable Company	Discount for Lack of Marketability	8%	—

Total Investment Securities	$70,058

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of December 31, 2011	Net Realized gains/ (losses)	Change in unrealized appreciation/ (depreciation)	Gross purchases	Settlements	Transfers in/(out) of Level 3	Balance as of June 30, 2012
Investment Securities:
Common Stocks:
Diversified Financial Services	$22,518	$—	$—	$—	$—	$—	$22,518
Real Estate Management & Development	48,189	—	(649)	—	—	—	47,540

Total Investment Securities	$70,707	$—	$(649)	$—	$—	$—	$70,058

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Franklin Templeton Strategy Plus Fund	$76,756,498	$29,485,751

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $359,932,934. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$20,661,994
Unrealized depreciation	(26,113,579)

Net unrealized depreciation	$(5,451,585)

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2011 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Franklin Templeton Founding Strategy Plus Fund	$781,041	$148,138	$929,179

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Franklin Templeton Founding Strategy Plus Fund	$8,687,579	$1,691,049	$(11,812,421)	$(1,433,793)

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2012.

7.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL® Gateway Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Gateway Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Gateway Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Gateway Fund	$1,000.00	$1,029.70	$5.85	1.16%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Gateway Fund	$1,000.00	$1,019.10	$5.82	1.16%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

Portfolio Composition

(Unaudited)

Investments	Percent of net assets+
Information Technology	20.8%
Financials	12.9
Health Care	11.3
Consumer Staples	11.1
Energy	10.8
Industrials	10.8
Consumer Discretionary	10.6
Utilities	4.2
Materials	3.7
Telecommunication Services	3.5
Unaffiliated Investment Company	3.3
Purchased Put Options	0.3

Total	103.3%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks+(99.7%):
Aerospace & Defense (2.4%):
5,050	Boeing Co. (The)	$375,215
1,170	Goodrich Corp.	148,473
5,585	Honeywell International, Inc.	311,866
3,315	Raytheon Co.	187,596
6,405	United Technologies Corp.	483,770

		1,506,920

Air Freight & Logistics (1.1%):
9,290	United Parcel Service, Inc., Class B	731,680

Auto Components (0.0%):
1,750	Cooper Tire & Rubber Co.	30,695

Automobiles (0.3%):
17,850	Ford Motor Co.	171,182

Beverages (3.4%):
12,870	Coca-Cola Co. (The)	1,006,305
2,138	Monster Beverage Corp.*	152,226
14,405	PepsiCo, Inc.	1,017,857

		2,176,388

Biotechnology (1.5%):
6,605	Amgen, Inc.	482,429
1,420	Biogen Idec, Inc.*	205,019
3,620	Gilead Sciences, Inc.*	185,634
3,860	Human Genome Sciences, Inc.*	50,682
350	Vertex Pharmaceuticals, Inc.*	19,572

		943,336

Capital Markets (1.6%):
9,640	Charles Schwab Corp. (The)	124,645
4,135	Eaton Vance Corp.	111,438
3,350	Goldman Sachs Group, Inc. (The)	321,131
6,375	Legg Mason, Inc.	168,109
11,350	Morgan Stanley	165,596
2,030	TD Ameritrade Holding Corp.	34,510
2,545	Waddell & Reed Financial, Inc., Class A	77,063

		1,002,492

Chemicals (2.2%):
8,990	Dow Chemical Co. (The)	283,185
7,440	E.I. du Pont de Nemours & Co.	376,241
3,730	Eastman Chemical Co.	187,880
1,700	LyondellBasell Industries NV, Class A	68,459
2,980	Monsanto Co.	246,684
4,090	Olin Corp.	85,440
1,150	Potash Corp. of Saskatchewan, Inc.	50,244
3,410	RPM International, Inc.	92,752

		1,390,885

Shares		Fair Value

Common Stocks, continued
Commercial Banks (2.5%):
1,830	Associated Banc-Corp.	$24,138
1,450	FirstMerit Corp.	23,954
1,890	Old National Bancorp	22,699
14,625	U.S. Bancorp	470,340
31,985	Wells Fargo & Co.	1,069,578

		1,610,709

Commercial Services & Supplies (0.4%):
3,185	Avery Dennison Corp.	87,078
2,740	R.R. Donnelley & Sons Co.	32,250
4,745	Waste Management, Inc.	158,483

		277,811

Communications Equipment (1.9%):
25,700	Cisco Systems, Inc.	441,269
2,409	Motorola Solutions, Inc.	115,897
10,900	QUALCOMM, Inc.	606,912
4,350	Telefonaktiebolaget LM Ericsson, Sponsored ADR	39,715

		1,203,793

Computers & Peripherals (5.5%):
5,035	Apple, Inc.*	2,940,440
5,160	Dell, Inc.*	64,603
8,170	EMC Corp.*	209,397
11,065	Hewlett-Packard Co.	222,517
1,950	Seagate Technology plc	48,224

		3,485,181

Consumer Finance (0.7%):
4,530	American Express Co.	263,691
5,800	Discover Financial Services	200,564

		464,255

Containers & Packaging (0.1%):
1,290	Sonoco Products Co.	38,894

Distributors (0.3%):
3,155	Genuine Parts Co.	190,089

Diversified Financial Services (3.0%):
55,315	Bank of America Corp.	452,477
14,818	Citigroup, Inc.	406,161
855	CME Group, Inc.	229,234
21,830	JPMorgan Chase & Co.	779,986
1,875	NYSE Euronext	47,963

		1,915,821

Diversified Telecommunication Services (3.5%):
35,005	AT&T, Inc.	1,248,278
12,474	Frontier Communications Corp.	47,776
20,655	Verizon Communications, Inc.	917,908

		2,213,962

Electric Utilities (1.8%):
21,435	Duke Energy Corp.	494,291
870	Hawaiian Electric Industries, Inc.	24,812

continued

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Gateway Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Electric Utilities, continued
11,225	Pepco Holdings, Inc.	$219,673
6,450	Progress Energy, Inc.	388,097

		1,126,873

Electrical Equipment (0.6%):
5,950	Emerson Electric Co.	277,151
1,110	Hubbell, Inc., Class B	86,513

		363,664

Electronic Equipment, Instruments & Components (0.4%):
12,000	Corning, Inc.	155,160
2,890	TE Connectivity, Ltd.	92,220

		247,380

Energy Equipment & Services (1.8%):
2,890	Baker Hughes, Inc.	118,779
665	CARBO Ceramics, Inc.	51,026
570	Diamond Offshore Drilling, Inc.	33,704
8,090	Halliburton Co.	229,675
5,335	Patterson-UTI Energy, Inc.	77,678
9,351	Schlumberger, Ltd.	606,973
1,390	Tidewater, Inc.	64,440

		1,182,275

Food & Staples Retailing (1.9%):
9,445	CVS Caremark Corp.	441,365
10,950	Wal-Mart Stores, Inc.	763,434

		1,204,799

Food Products (1.1%):
8,730	ConAgra Foods, Inc.	226,369
12,890	Kraft Foods, Inc., Class A	497,812

		724,181

Gas Utilities (0.6%):
736	AGL Resources, Inc.	28,520
2,060	National Fuel Gas Co.	96,779
5,460	ONEOK, Inc.	231,013
1,470	WGL Holdings, Inc.	58,432

		414,744

Health Care Equipment & Supplies (1.4%):
4,690	Baxter International, Inc.	249,273
11,430	Boston Scientific Corp.*	64,808
1,600	Covidien plc	85,600
440	Intuitive Surgical, Inc.*	243,668
5,845	Medtronic, Inc.	226,377

		869,726

Health Care Providers & Services (2.0%):
5,615	Aetna, Inc.	217,694
2,095	Coventry Health Care, Inc.	66,600
4,285	Express Scripts Holding Co.*	239,231
3,100	HCA Holdings, Inc.	94,333
7,680	UnitedHealth Group, Inc.	449,280

Shares		Fair Value

Common Stocks, continued
Health Care Providers & Services, continued
1,260	Universal Health Services, Inc., Class B	$54,382
2,000	WellPoint, Inc.	127,580

		1,249,100

Hotels, Restaurants & Leisure (1.8%):
7,810	International Game Technology	123,007
1,240	Las Vegas Sands Corp.	53,928
8,475	McDonald’s Corp.	750,292
4,350	Melco Crown Entertainment, Ltd., Sponsored ADR*	50,112
4,500	MGM Resorts International*	50,220
620	Tim Hortons, Inc.	32,637
2,400	Wendy’s Co. (The)	11,328
860	Wynn Resorts, Ltd.	89,199

		1,160,723

Household Durables (0.8%):
6,300	Leggett & Platt, Inc.	133,119
6,225	Newell Rubbermaid, Inc.	112,921
2,970	Toll Brothers, Inc.*	88,298
1,885	Tupperware Brands Corp.	103,223
1,130	Whirlpool Corp.	69,111

		506,672

Household Products (2.0%):
2,580	Colgate-Palmolive Co.	268,578
2,555	Kimberly-Clark Corp.	214,032
13,215	Procter & Gamble Co. (The)	809,419

		1,292,029

Industrial Conglomerates (2.6%):
4,645	3M Co.	416,192
55,735	General Electric Co.	1,161,517
1,740	Tyco International, Ltd.	91,959

		1,669,668

Insurance (2.6%):
620	AEGON NV, NYS, Sponsored ADR	2,864
2,080	AFLAC, Inc.	88,587
6,610	Allstate Corp. (The)	231,945
2,150	American International Group, Inc.*	68,993
1,060	Aon plc	49,587
3,220	Arthur J. Gallagher & Co.	112,925
3,690	Berkshire Hathaway, Inc., Class B*	307,488
3,375	Fidelity National Financial, Inc., Class A	65,003
3,700	Lincoln National Corp.	80,919
5,365	Marsh & McLennan Cos., Inc.	172,914
1,020	Mercury General Corp.	42,503
5,270	Old Republic International Corp.	43,688
1,820	Principal Financial Group, Inc.	47,739
3,420	Travelers Cos., Inc. (The)	218,333
6,425	XL Group plc	135,182

		1,668,670

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Gateway Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Internet & Catalog Retail (0.8%):
2,305	Amazon.com, Inc.*	$526,347

Internet Software & Services (2.3%):
1,790	Akamai Technologies, Inc.*	56,832
550	Baidu, Inc., Sponsored ADR*	63,239
8,130	eBay, Inc.*	341,541
1,495	Google, Inc., Class A*	867,205
350	LinkedIn Corp., Class A*	37,195
2,150	VeriSign, Inc.*	93,675

		1,459,687

IT Services (4.4%):
6,870	Automatic Data Processing, Inc.	382,384
1,720	Broadridge Financial Solutions, Inc.	36,584
3,380	Cognizant Technology Solutions Corp., Class A*	202,800
2,780	Fidelity National Information Services, Inc.	94,743
7,045	International Business Machines Corp.	1,377,861
8,395	Paychex, Inc.	263,687
2,340	Visa, Inc., Class A	289,294
8,755	Western Union Co.	147,434

		2,794,787

Leisure Equipment & Products (0.4%):
8,480	Mattel, Inc.	275,091

Machinery (2.9%):
4,160	Caterpillar, Inc.	353,226
2,520	Cummins, Inc.	244,213
3,720	Deere & Co.	300,836
5,710	Eaton Corp.	226,287
2,545	Parker Hannifin Corp.	195,660
1,200	Pentair, Inc.	45,936
1,175	Snap-On, Inc.	73,144
1,895	SPX Corp.	123,781
2,860	Stanley Black & Decker, Inc.	184,070
2,100	Timken Co.	96,159

		1,843,312

Media (2.7%):
7,615	News Corp., Class B	171,490
3,765	Omnicom Group, Inc.	182,979
21,850	Sirius XM Radio, Inc.*	40,422
2,860	Time Warner Cable, Inc.	234,806
8,130	Time Warner, Inc.	313,005
1,720	Virgin Media, Inc.	41,951
14,850	Walt Disney Co. (The)	720,225

		1,704,878

Metals & Mining (1.1%):
15,165	Alcoa, Inc.	132,694
6,710	Freeport-McMoRan Copper & Gold, Inc.	228,610

Shares		Fair Value

Common Stocks, continued
Metals & Mining, continued
4,225	Gerdau SA, Sponsored ADR	$37,011
3,100	Nucor Corp.	117,490
2,400	Silver Wheaton Corp.	64,416
1,999	Southern Copper Corp.	62,988
5,140	Steel Dynamics, Inc.	60,395
1,300	Worthington Industries, Inc.	26,611

		730,215

Multi-Utilities (1.8%):
6,810	Ameren Corp.	228,407
2,720	CenterPoint Energy, Inc.	56,222
5,755	Consolidated Edison, Inc.	357,904
3,045	Integrys Energy Group, Inc.	173,169
1,495	OGE Energy Corp.	77,426
8,130	Public Service Enterprise Group, Inc.	264,225

		1,157,353

Multiline Retail (0.8%):
3,025	J.C. Penney Co., Inc.	70,513
4,200	Macy’s, Inc.	144,270
3,500	Nordstrom, Inc.	173,915
600	Sears Holdings Corp.*	35,820
1,910	Target Corp.	111,143

		535,661

Oil, Gas & Consumable Fuels (9.0%):
8,825	Chesapeake Energy Corp.	164,145
12,770	Chevron Corp.	1,347,235
520	CNOOC, Ltd., Sponsored ADR	104,650
10,700	ConocoPhillips	597,916
3,460	CONSOL Energy, Inc.	104,631
26,960	Exxon Mobil Corp.	2,306,967
2,600	HollyFrontier Corp.	92,118
7,260	Occidental Petroleum Corp.	622,690
5,330	Phillips 66*	177,169
4,825	Southwestern Energy Co.*	154,062
1,380	Statoil ASA, Sponsored ADR	32,927
700	Total SA, Sponsored ADR	31,465

		5,735,975

Paper & Forest Products (0.3%):
6,050	MeadWestvaco Corp.	173,937

Personal Products (0.2%):
5,240	Avon Products, Inc.	84,940
900	Herbalife, Ltd.	43,497

		128,437

Pharmaceuticals (6.5%):
11,770	Abbott Laboratories	758,812
6,970	Bristol-Myers Squibb Co.	250,572
4,610	Eli Lilly & Co.	197,815
1,630	GlaxoSmithKline plc, Sponsored ADR	74,279
15,640	Johnson & Johnson Co.	1,056,638

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Gateway Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Pharmaceuticals, continued
19,480	Merck & Co., Inc.	$813,290
44,655	Pfizer, Inc.	1,027,065

		4,178,471

Professional Services (0.1%):
740	Dun & Bradstreet Corp.	52,666

Real Estate Investment Trusts (REITs) (2.3%):
3,800	American Capital Agency Corp.	127,718
17,390	Annaly Capital Management, Inc.	291,804
11,800	Duke Realty Corp.	172,752
1,320	Hatteras Financial Corp.	37,752
1,360	Healthcare Realty Trust, Inc.	32,423
7,220	Liberty Property Trust	265,985
4,775	Mack-Cali Realty Corp.	138,809
4,985	Senior Housing Properties Trust	111,265
4,698	Ventas, Inc.	296,538

		1,475,046

Road & Rail (0.6%):
14,555	CSX Corp.	325,450
5,300	Hertz Global Holdings, Inc.*	67,840

		393,290

Semiconductors & Semiconductor Equipment (2.5%):
7,930	Advanced Micro Devices, Inc.*	45,439
1,180	Altera Corp.	39,931
2,970	Analog Devices, Inc.	111,880
1,490	Applied Materials, Inc.	17,075
470	First Solar, Inc.*	7,078
30,275	Intel Corp.	806,829
2,985	Linear Technology Corp.	93,520
4,165	Microchip Technology, Inc.	137,778
4,095	NVIDIA Corp.*	56,593
1,850	Skyworks Solutions, Inc.*	50,635
5,780	Texas Instruments, Inc.	165,828
2,130	Xilinx, Inc.	71,504

		1,604,090

Software (3.9%):
6,190	Activision Blizzard, Inc.	74,218
3,525	Adobe Systems, Inc.*	114,104
2,860	Autodesk, Inc.*	100,072
43,595	Microsoft Corp.	1,333,571
1,600	Nuance Communications, Inc.*	38,112
23,775	Oracle Corp.	706,118
3,940	Symantec Corp.*	57,563
2,300	TIBCO Software, Inc.*	68,816

		2,492,574

Specialty Retail (2.6%):
1,550	Abercrombie & Fitch Co., Class A	52,917
4,430	American Eagle Outfitters, Inc.	87,404
2,405	Best Buy Co., Inc.	50,409

Shares or Contracts		Fair Value

Common Stocks, continued
Specialty Retail, continued
1,980	Foot Locker, Inc.	$60,548
2,535	Gap, Inc. (The)	69,358
11,555	Home Depot, Inc. (The)	612,299
5,460	Limited Brands, Inc. (The)	232,214
9,090	Lowe’s Cos., Inc.	258,519
2,240	RadioShack Corp.	8,602
2,220	Tiffany & Co.	117,549
2,660	TJX Cos., Inc. (The)	114,194

		1,664,013

Thrifts & Mortgage Finance (0.2%):
10,005	New York Community Bancorp, Inc.	125,363

Tobacco (2.4%):
13,830	Altria Group, Inc.	477,827
10,125	Philip Morris International, Inc.	883,507
3,800	Reynolds American, Inc.	170,506
1,681	Vector Group, Ltd.	28,611

		1,560,451

Trading Companies & Distributors (0.1%):
1,445	GATX Corp.	55,633

Total Common Stocks (Cost $58,088,447)		63,701,874

Purchased Put Options (0.3%):
67	On S&P 500 Index, Strike @ 1,150 Exp. 7/21/12	2,178
97	On S&P 500 Index, Strike @ 1,175 Exp. 7/21/12	4,122
72	On S&P 500 Index, Strike @ 1,250 Exp. 7/21/12	10,980
35	On S&P 500 Index, Strike @ 1,150 Exp. 8/18/12	8,312
90	On S&P 500 Index, Strike @ 1,200 Exp. 8/18/12	38,250
72	On S&P 500 Index, Strike @ 1,225 Exp. 9/22/12	96,840

Total Purchased Put Options (Cost $685,304)		160,682

Unaffiliated Investment Company (3.3%):
2,118,966	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(a)	2,118,966

Total Unaffiliated Investment Company (Cost $2,118,966)		2,118,966

Total Investment Securities (Cost $60,892,716)(b) — 103.3%		65,981,522
Net other assets (liabilities) — (3.3)%		(2,090,932)

Net Assets — 100.0%		$63,890,590

continued

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Gateway Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2012.

ADR—American Depositary Receipt

NYS—New York Shares

*	Non-income producing security

+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.

(a)	The rate represents the effective yield at June 30, 2012.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Written Call Options (-3.2%)

Number of Contracts		Fair Value
(57)	On S&P 500 Index, Strike @ 1,300 Exp. 7/21/12	$(373,350)
(109)	On S&P 500 Index, Strike @ 1,325 Exp. 7/21/12	(481,780)
(57)	On S&P 500 Index, Strike @ 1,350 Exp. 7/21/12	(145,920)
(64)	On S&P 500 Index, Strike @ 1,375 Exp. 7/21/12	(75,200)
(60)	On S&P 500 Index, Strike @ 1,300 Exp. 8/18/12	(440,400)
(57)	On S&P 500 Index, Strike @ 1,325 Exp. 8/18/12	(307,800)
(60)	On S&P 500 Index, Strike @ 1,350 Exp. 8/18/12	(220,800)

Total Written Call Options (Premiums received $(1,788,503))		$(2,045,250)

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Gateway Fund

Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets:
Investment securities, at cost	$60,892,716

Investment securities, at value	65,981,522
Cash	434
Interest and dividends receivable	106,534
Receivable for capital shares issued	8,522
Receivable for expenses paid indirectly	2,721
Receivable for investments sold	7,020
Reclaims receivable	177
Prepaid expenses	258

Total Assets	66,107,188

Liabilities:
Payable for investments purchased	110,340
Payable for capital shares redeemed	329
Written options (Proceeds received $1,788,503)	2,045,250
Manager fees payable	40,622
Administration fees payable	2,410
Distribution fees payable	12,694
Custodian fees payable	1,203
Administrative and compliance services fees payable	399
Other accrued liabilities	3,351

Total Liabilities	2,216,598

Net Assets	$63,890,590

Net Assets Consist of:
Capital	$60,980,137
Accumulated net investment income/(loss)	872,509
Accumulated net realized gains/(losses) from investment transactions	(2,794,115)
Net unrealized appreciation/(depreciation) on investments	4,832,059

Net Assets	$63,890,590

Shares of beneficial interest (unlimited number of shares authorized, no par value)	5,944,199
Net Asset Value (offering and redemption price per share)	$10.75

Statement of Operations

For the Six Months Ended June 30, 2012

(Unaudited)

Investment Income:
Dividends	$749,119
Foreign withholding tax	(255)

Total Investment Income	748,864

Expenses:
Manager fees	235,320
Administration fees	14,763
Distribution fees	73,538
Custodian fees	4,851
Administrative and compliance services fees	1,073
Trustee fees	2,333
Professional fees	2,471
Shareholder reports	2,352
Recoupment of prior expenses reimbursed by the Manager	3,980
Other expenses	1,165

Total expenses before reductions	341,846
Less expenses paid indirectly	(6,528)

Net expenses	335,318

Net Investment Income/(Loss)	413,546

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	2,529
Net realized gains/(losses) on options contracts	(2,685,550)
Change in unrealized appreciation/depreciation on investments	3,966,243

Net Realized/Unrealized Gains/(Losses) on Investments	1,283,222

Change in Net Assets Resulting From Operations	$1,696,768

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Statements of Changes in Net Assets

	AZL Gateway Fund
	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$413,546	$459,405
Net realized gains/(losses) on investment transactions	(2,683,021)	370,082
Change in unrealized appreciation/depreciation on investments	3,966,243	220,721

Change in net assets resulting from operations	1,696,768	1,050,208

Capital Transactions:
Proceeds from shares issued	15,329,495	46,584,624
Value of shares redeemed	(5,251,344)	(11,736,376)

Change in net assets resulting from capital transactions	10,078,151	34,848,248

Change in net assets	11,774,919	35,898,456
Net Assets:
Beginning of period	52,115,671	16,217,215

End of period	$63,890,590	$52,115,671

Accumulated net investment income/(loss)	$872,509	$458,963

Share Transactions:
Shares issued	1,446,295	4,543,347
Shares redeemed	(495,613)	(1,150,647)

Change in shares	950,682	3,392,700

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Gateway Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended		Year Ended	April 30, 2010 to
	June 30, 2012		December 31, 2011	December 31, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.44		$10.13	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.06		0.09	0.07
Net Realized and Unrealized Gains/(Losses) on Investments	0.25		0.22	0.13

Total from Investment Activities	0.31		0.31	0.20

Dividends to Shareholders From:
Net Investment Income	—		—	(0.07)

Total Dividends	—		—	(0.07)

Net Asset Value, End of Period	$10.75		$10.44	$10.13

Total Return(b)	2.97	%(c)	3.06%	1.98	%(c)
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$63,891		$52,116	$16,217
Net Investment Income/(Loss)(d)	1.41%		1.37%	1.38%
Expenses Before Reductions(d) (e)	1.16%		1.25%	1.59%
Expenses Net of Reductions(d)	1.14%		1.24%	1.25%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d) (f)	1.16%		1.25%	1.25%
Portfolio Turnover Rate	5	%(c)	12%	28	%(c)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Gateway Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Gateway Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Fund may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2012, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Gateway Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Futures Contracts

During the period ended June 30, 2012, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Options Contracts

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. Writing index call options reduces the Fund’s volatility, provides a steady cash flow and is an important source of the Fund’s return, although it reduces the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from the sale of index call options and the downside protection from index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended June 30, 2012, written index call options and purchased index put options were used in accordance with this objective.

A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk.

Purchased Options Contracts—The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing put options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction.

Written Options Contracts—The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses.

Realized gains and losses are reported as “Net realized gains/(losses) from option transactions” on the Statement of Operations.

The Fund had the following transactions in purchased call and put options during the period ended June 30, 2012:

	Number of Contracts	Cost
Options outstanding at December 31, 2011	399	$809,838
Options purchased	1,591	2,197,071
Options expired	(333)	(328,748)
Options closed	(1,224)	(1,992,857)

Options outstanding at June 30, 2012	433	$685,304

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Gateway Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

The Fund had the following transactions in written call and put options during the period ended June 30, 2012:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2011	(399)	$(2,417,493)
Options written	(1,795)	(6,424,745)
Options expired	—	—
Options closed	1,730	7,053,735

Options outstanding at June 30, 2012	(464)	$(1,788,503)

Summary of Derivative Instruments

The following is a summary of the fair value of derivative instruments as of June 30, 2012:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statements of Assets and Liabilities Location	Total Fair Value* Value	Statements of Assets and Liabilities Location	Total Fair Value
Equity Contracts	Investment securities, at value	$160,682	Written options	$2,045,250

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2012:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Equity Contracts	Net realized gains/(losses) on options contracts / change in unrealized appreciation/depreciation on investments	$(2,685,550)	$(133,679)

New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Gateway Investment Advisers, LLC (“Gateway”), Gateway provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2013.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Gateway Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Gateway Fund	0.80%	1.25%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2012, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2012, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $331 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting and a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Gateway Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

The Fund generally values index options at the average of the closing bid and ask quotations on the principal exchange on which the option is traded and are typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Gateway Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

For the period ended June 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$63,701,874	$—	$—	$63,701,874
Purchased Put Options	160,682	—	—	160,682
Unaffiliated Investment Company	2,118,966	—	—	2,118,966

Total Investment Securities	$65,981,522	$—	$—	$65,981,522

Other Financial Instruments:*
Written Call Options	(2,045,250)	—	—	(2,045,250)

Total Investments	$63,936,272	$—	$—	$63,936,272

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts, forward contracts and options contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Gateway Fund	$11,571,730	$2,831,390

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $61,330,307. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$7,705,639
Unrealized depreciation	(3,054,424)

Net unrealized appreciation	$4,651,215

As of the end of their tax year ended December 31, 2011, the following Portfolios have capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Short-term Amount	Expires
AZL Gateway Fund	$10,170	12/31/2018

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Gateway Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

CLCFs not subject to expiration:

	Short Term Amount	Long Term Amount	Total
AZL Gateway Fund	$135,557	$223,333	$358,890

During the year ended December 31, 2011 there were no dividends paid to shareholders.

As of the latest tax year end December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Gateway Fund	$446,839	$(369,060)	$1,135,906	$1,213,685

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2012.

7.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL® International Index Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL International Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL International Index Fund	$1,000.00	$1,034.90	$3.90	0.77%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL International Index Fund	$1,000.00	$1,021.03	$3.87	0.77%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

Portfolio Composition

(Unaudited)

Investments	Percent of net assets+
Financials	22.1%
Industrials	12.2
Consumer Staples	11.7
Consumer Discretionary	10.3
Health Care	9.9
Materials	9.4
Energy	8.2
Telecommunication Services	5.5
Securities Held as Collateral for Securities on Loan	5.3
Information Technology	4.4
Utilities	4.2
Unaffiliated Investment Company	0.2

Total	103.4%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks (97.4%):
Aerospace & Defense (0.8%):
152,964	BAE Systems plc	$692,110
52,529	Cobham plc	191,283
1,117	Elbit Systems, Ltd.	38,700
19,587	European Aeronautic Defence & Space Co. NV	694,493
17,894	Finmeccanica SpA*^	72,351
35,983	Meggitt plc	218,177
8,744,682	Rolls-Royce Holdings plc*(a) (b)	—
88,388	Rolls-Royce Holdings plc	1,192,244
10,942	Safran SA^	406,079
74,000	Singapore Technologies Engineering, Ltd.	182,664
4,231	Thales SA	139,986
1,573	Zodiac Aerospace	160,032

		3,988,119

Air Freight & Logistics (0.3%):
40,452	Deutsche Post AG	716,334
15,094	TNT Express NV	176,539
31,465	Toll Holdings, Ltd.	129,178
18,100	Yamato Holdings Co., Ltd.	291,476

		1,313,527

Airlines (0.2%):
38,000	All Nippon Airways Co., Ltd.^	107,787
57,000	Cathay Pacific Airways, Ltd.	92,203
11,415	Deutsche Lufthansa AG, Registered Shares	132,110
43,320	International Consolidated Airlines Group SA*	108,849
55,423	Qantas Airways, Ltd.*	61,417
1,200	Ryanair Holdings plc, Sponsored ADR*	36,480
25,000	Singapore Airlines, Ltd.	205,575

		744,421

Auto Components (0.9%):
9,200	AISIN SEIKI Co., Ltd.	306,209
31,000	Bridgestone Corp.	711,204
8,602	Compagnie Generale DES Establissements Michelin SCA, Class B	562,520
3,813	Continental AG	317,797
22,800	DENSO Corp.	776,462
71,494	GKN plc	203,539
5,000	Koito Manufacturing Co., Ltd.	70,036
9,000	NGK Spark Plug Co., Ltd.	118,849
7,500	NHK SPRING Co., Ltd.	80,772
5,100	NOK Corp.	108,624
5,271	Nokian Renkaat OYJ	200,867
10,944	Pirelli & C. SpA^	115,425
7,100	Stanley Electric Co., Ltd.	109,617
8,400	Sumitomo Rubber Industries, Ltd.^	109,459

Shares		Fair Value

Common Stocks, continued
Auto Components, continued
2,900	Toyoda Gosei Co., Ltd.	$66,686
3,000	Toyota Boshoku Corp.	36,414
7,600	Toyota Industries Corp.	217,177

		4,111,657

Automobiles (3.1%):
15,662	Bayerische Motoren Werke AG (BMW)	1,134,652
9,000	Daihatsu Motor Co., Ltd.	157,694
42,846	Daimler AG, Registered Shares	1,926,640
34,327	Fiat SpA*(a) (b)	—
34,327	Fiat SpA*(a) (b)	—
40,367	Fiat SpA*	204,227
28,000	Fuji Heavy Industries, Ltd.	226,056
77,000	Honda Motor Co., Ltd.	2,682,770
55,000	Isuzu Motors, Ltd.	294,102
125,000	Mazda Motor Corp.*	169,702
186,000	Mitsubishi Motors Corp.*	187,197
117,400	Nissan Motor Co., Ltd.	1,112,069
10,439	PSA Peugeot Citroen SA*	103,215
9,227	Renault SA	369,905
17,400	Suzuki Motor Corp.	356,729
130,400	Toyota Motor Corp.	5,256,834
1,427	Volkswagen AG	215,261
13,000	Yamaha Motor Co., Ltd.^	124,048

		14,521,101

Beverages (2.6%):
37,967	Anheuser-Busch InBev NV	2,951,181
18,100	Asahi Breweries, Ltd.	388,817
5,035	Carlsberg A/S, Class B	396,825
26,762	Coca-Cola Amatil, Ltd.	367,496
9,294	Coca-Cola Hellenic Bottling Co. SA*	164,852
3,000	Coca-Cola West Co., Ltd.	52,322
28,267	DE Master Blenders 1753 NV	318,676
118,321	Diageo plc	3,043,354
4,673	Heineken Holding NV	209,120
10,893	Heineken NV^	568,901
41,000	Kirin Holdings Co., Ltd.^	483,307
10,034	Pernod Ricard SA^	1,073,228
1,028	Remy Cointreau SA	112,608
45,194	SABMiller plc	1,815,033

		11,945,720

Biotechnology (0.3%):
5,317	Actelion, Ltd., Registered Shares	218,460
24,600	CSL, Ltd.	997,542
6,943	Grifols SA*	176,079

		1,392,081

Building Products (0.5%):
48,000	Asahi Glass Co., Ltd.^	323,143
15,757	Assa Abloy AB, Class B	440,788

continued

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Building Products, continued
18,824	Compagnie de Saint-Gobain	$696,459
10,900	Daikin Industries, Ltd.	306,107
1,804	Geberit AG, Registered Shares	355,977
12,700	JS Group Corp.	268,725
14,000	TOTO, Ltd.	104,570

		2,495,769

Capital Markets (1.6%):
43,688	3i Group plc	135,227
39,587	Aberdeen Asset Management plc	161,197
49,606	Credit Suisse Group AG*(a)(b)	—
54,969	Credit Suisse Group AG, Registered Shares	1,004,587
77,300	Daiwa Securities Group, Inc.	291,091
43,914	Deutsche Bank AG, Registered Shares	1,595,721
10	FFR Eurazeo*(a)(b)	—
9,370	GAM Holding, Ltd.^	104,353
27,236	ICAP plc	144,171
26,652	Investec plc	155,562
9,638	Julius Baer Group, Ltd.^	349,085
15,810	Macquarie Group, Ltd.	425,591
88,209	Man Group plc	105,448
25,089	Mediobanca SpA	111,085
171,900	Nomura Holdings, Inc.	642,089
652	Partners Group Holding AG	115,956
8,955	Ratos AB, B Shares^	85,208
1,126	SBI Holdings, Inc.	83,519
5,357	Schroders plc	112,750
171,961	UBS AG, Registered Shares	2,011,722

		7,634,362

Chemicals (3.6%):
14,760	Air Liquide SA	1,688,427
7,000	Air Water, Inc.	84,685
11,156	Akzo Nobel NV	524,693
2,852	Arkema, Inc.	186,839
61,000	Asahi Kasei Corp.	330,992
43,415	BASF SE	3,016,360
6,240	Croda International plc	221,527
13,000	Daicel Chemical Industries, Ltd.	79,855
21,000	Denki Kagaku Kogyo Kabushiki Kaisha	73,308
388	Givaudan SA, Registered Shares	381,226
5,200	Hitachi Chemical Co., Ltd.	81,504
79,006	Incitec Pivot, Ltd.	232,859
21,142	Israel Chemicals, Ltd.	233,687
116	Israel Corp., Ltd. (The)	65,387
9,990	Johnson Matthey plc	346,335
8,400	JSR Corp.	145,752
8,165	K+S AG, Registered Shares	372,480
12,000	Kaneka Corp.	66,405

Shares		Fair Value

Common Stocks, continued
Chemicals, continued
10,000	Kansai Paint Co., Ltd.	$107,103
7,360	Koninklijke DSM NV	363,064
16,100	Kuraray Co., Ltd.	208,446
3,908	Lanxess AG	246,472
8,083	Linde AG	1,258,788
62,500	Mitsubishi Chemical Holdings Corp.	275,308
19,000	Mitsubishi Gas Chemical Co., Inc.	108,006
41,000	Mitsui Chemicals, Inc.	102,759
7,900	Nitto Denko Corp.	337,001
11,710	Novozymes A/S, B Shares	303,583
17,363	Orica, Ltd.	441,855
19,400	Shin-Etsu Chemical Co., Ltd.	1,067,522
69,000	Showa Denko K.K.	134,121
101	Sika AG-Bearer Shares^	194,591
2,822	Solvay SA	279,143
72,000	SUMITOMO CHEMICAL Co., Ltd.	221,465
4,462	Syngenta AG, Registered Shares	1,523,814
12,000	Taiyo Nippon Sanso Corp.	70,121
46,000	Teijin, Ltd.	139,985
70,000	TORAY INDUSTRIES, Inc.	477,507
23,000	Tosoh Corp.	62,468
46,000	Ube Industries, Ltd.	106,784
5,384	Umicore	248,849
794	Wacker Chemie AG^	54,567
8,925	Yara International ASA	391,050

		16,856,693

Commercial Banks (11.5%):
30,000	Aozora Bank, Ltd.	71,617
126,703	Australia & New Zealand Banking Group, Ltd.	2,875,737
295,957	Banca Monte dei Paschi di Siena SpA*	74,237
223,909	Banco Bilbao Vizcaya Argentaria SA	1,613,530
97,644	Banco de Sabadell SA^	190,555
94,029	Banco Espirito Santo SA*	64,201
85,298	Banco Popolare Societa Cooperativa*^	114,642
53,242	Banco Popular Espanol SA^	120,686
442,552	Banco Santander SA	2,955,232
48,741	Bank Hapoalim BM	151,202
59,499	Bank Leumi Le*	145,258
66,000	Bank of East Asia, Ltd. (The)	237,694
16,000	Bank of Kyoto, Ltd. (The)	121,215
58,000	Bank of Yokohama, Ltd. (The)	273,995
39,748	Bankia SA*	46,685
138	Banque Cantonale Vaudoise, Registered Shares^	73,228
542,755	Barclays plc	1,389,119

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Commercial Banks, continued
18,934	Bendigo and Adelaide Bank, Ltd.	$144,298
44,013	BNP Paribas SA*(a) (b)	—
45,620	BNP Paribas SA	1,760,819
173,000	BOC Hong Kong Holdings, Ltd.	531,309
36,000	Chiba Bank, Ltd. (The)	216,256
8,000	Chugoku Bank, Ltd. (The)	104,260
148,030	Chuo Mitsui Trust Holdings, Inc.	442,321
170,347	Commerzbank AG*	289,319
74,761	Commonwealth Bank of Australia	4,090,602
48,037	Credit Agricole SA*	212,011
36,167	Criteria Caixacorp SA^	118,280
30,913	Danske Bank A/S*	430,800
84,000	DBS Group Holdings, Ltd.	927,447
46,964	DnB NOR ASA	467,441
10,616	Erste Group Bank AG*	201,792
38,000	Fukuoka Financial Group, Inc.	148,515
19,000	Gunma Bank, Ltd. (The)	89,894
21,000	Hachijuni Bank, Ltd. (The)	109,277
36,000	Hang Seng Bank, Ltd.^	493,383
851,593	HSBC Holdings plc	7,507,676
477,065	Intesa Sanpaolo	682,238
40,629	Intesa Sanpaolo	46,512
12,000	Iyo Bank, Ltd. (The)	95,788
29,000	Joyo Bank, Ltd. (The)	132,055
7,562	KBC Groep NV	160,506
1,948,105	Lloyds Banking Group plc*	958,064
602,100	Mitsubishi UFJ Financial Group, Inc.	2,882,066
5,737	Mizrahi Tefahot Bank, Ltd.*	44,745
1,078,539	Mizuho Financial Group, Inc.	1,826,128
105,822	National Australia Bank, Ltd.	2,569,429
43,600	Natixis	117,964
29,000	NISHI-NIPPON CITY BANK, Ltd. (The)	70,681
125,087	Nordea Bank AB	1,083,371
123,000	Oversea-Chinese Banking Corp., Ltd.	859,501
2,288	Raiffeisen International Bank-Holding AG^	74,925
89,387	Resona Holdings, Inc.	369,004
99,189	Royal Bank of Scotland Group plc*	336,201
24,800	Seven Bank, Ltd.	63,651
73,000	Shinsei Bank, Ltd.	88,589
26,000	Shizuoka Bank, Ltd. (The)	267,402
65,689	Skandinaviska Enskilda Banken AB, Class A	428,362
32,888	Societe Generale*	775,278
112,694	Standard Chartered plc	2,456,432
63,569	Sumitomo Mitsui Financial Group, Inc.	2,097,463
9,000	Suruga Bank, Ltd.	92,196

Shares		Fair Value

Common Stocks, continued
Commercial Banks, continued
23,184	Svenska Handelsbanken AB, A Shares^	$764,547
39,073	Swedbank AB, A Shares	618,135
42,442	UBI Banca - Unione di Banche Italiane SCPA	139,281
190,103	UniCredit SpA*	720,233
60,000	United Overseas Bank, Ltd.	891,880
144,360	Westpac Banking Corp.	3,139,874
9,000	Wing Hang Bank, Ltd.	87,225
10,000	Yamaguchi Financial Group, Inc.	88,160

		53,832,419

Commercial Services & Supplies (0.6%):
12,706	Aggreko plc	413,250
17,055	Babcock International Group plc	228,175
72,738	Brambles, Ltd.	461,264
27,000	Dai Nippon Printing Co., Ltd.	211,442
8,264	Edenred	234,459
67,390	G4S plc	294,666
9,900	SECOM Co., Ltd.	454,525
15,046	Securitas AB, B Shares	117,095
24,324	Serco Group plc	204,489
1,436	Societe BIC SA	148,330
27,000	TOPPAN PRINTING Co., Ltd.	180,532

		2,948,227

Communications Equipment (0.4%):
110,730	Alcatel-Lucent*	183,941
178,750	Nokia OYJ^	368,173
142,079	Telefonaktiebolaget LM Ericsson, B Shares	1,296,975

		1,849,089

Computers & Peripherals (0.4%):
90,000	Fujitsu, Ltd.	431,334
3,837	Gemalto NV	275,898
116,000	NEC Corp.*	180,082
5,800	Seiko Epson Corp.^	58,802
192,000	Toshiba Corp.	728,838

		1,674,954

Construction & Engineering (0.7%):
6,769	ACS, Actividades de Construccion y Servicios SA^	145,087
32,578	Balfour Beatty plc	152,577
8,905	Bouygues SA^	239,934
7,000	Chiyoda Corp.	85,772
18,604	Ferrovial SA	209,728
1,434	Hochtief AG*	69,436
10,000	JGC Corp.	289,487
40,000	Kajima Corp.	117,385
6,000	Kinden Corp.	39,400
3,267	Koninklijke Boskalis Westminster NV^	107,797

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Construction & Engineering, continued
6,980	Leighton Holdings, Ltd.	$117,638
30,000	Obayashi Corp.	131,480
29,000	Shimizu Corp.	100,675
18,012	Skanska AB, B Shares^	276,357
49,000	TAISEI Corp.	131,292
21,585	Vinci SA	1,010,086

		3,224,131

Construction Materials (0.6%):
33,970	Boral, Ltd.	103,108
34,136	CRH plc	656,156
32,666	Fletcher Building, Ltd.	154,454
6,566	HeidelbergCement AG	315,158
10,795	Holcim, Ltd., Registered Shares	598,284
1,689	Imerys SA	86,240
21,135	James Hardie Industries SE	173,079
8,943	Lafarge SA^	400,181
51,000	Taiheiyo Cement Corp.	117,044

		2,603,704

Consumer Finance (0.0%):
3,600	Aeon Credit Service Co., Ltd.	66,768
7,500	Credit Saison Co., Ltd.	166,459

		233,227

Containers & Packaging (0.2%):
57,173	Amcor, Ltd.	416,569
41,655	Rexam plc	275,524
7,700	Toyo Seikan Kaisha, Ltd.	93,312

		785,405

Distributors (0.1%):
5,000	Jardine Cycle & Carriage, Ltd.	184,528
272,000	Li & Fung, Ltd.	527,819

		712,347

Diversified Consumer Services (0.0%):
3,200	Benesse Holdings, Inc.	143,092

Diversified Financial Services (1.0%):
8,147	ASX, Ltd.	249,872
74,028	BGP Holdings plc*(b)	—
9,170	Deutsche Boerse AG	494,845
1,459	Eurazeo	56,238
2,839	EXOR SpA	61,128
106,000	First Pacific Co., Ltd.	110,167
3,794	Groupe Bruxelles Lambert SA	257,798
48,600	Hong Kong Exchanges & Clearing, Ltd.^	697,188
5,239	Industrivarden AB, C Shares^	67,654
181,118	ING Groep NV*	1,221,774
21,199	Investor AB, B Shares	405,738
9,954	Kinnevik Investment AB, Class B	200,005
8,123	London Stock Exchange Group plc	127,945

Shares		Fair Value

Common Stocks, continued
Diversified Financial Services, continued
2,860	Mitsubishi UFJ Lease & Finance Co., Ltd.	$119,178
5,010	ORIX Corp.	466,410
1,278	Pargesa Holding SA	76,180
6,120	Pohjola Bank plc	71,461
41,000	Singapore Exchange, Ltd.	205,878

		4,889,459

Diversified Telecommunication Services (3.2%):
7,248	Belgacom SA	205,895
87,587	Bezeq The Israeli Telecommunication Corp., Ltd.	92,792
366,915	BT Group plc	1,216,102
132,646	Deutsche Telekom AG, Registered Shares	1,454,924
6,895	Elisa OYJ	138,801
87,597	France Telecom SA	1,152,559
1,051	Iliad SA	152,042
22,185	Inmarsat plc	170,626
68,070	Koninklijke KPN NV^	651,693
20,776	Nippon Telegraph & Telephone Corp.	965,479
205,000	PCCW, Ltd.	75,314
29,803	Portugal Telecom SGPS SA, Registered Shares	130,965
379,000	Singapore Telecommunications, Ltd.	991,297
1,108	Swisscom AG, Registered Shares	445,580
22,372	TDC A/S	155,537
15,324	Tele2 AB, B Shares	237,594
87,872	Telecom Corp. of New Zealand, Ltd.	168,690
442,616	Telecom Italia SpA	436,100
292,417	Telecom Italia SpA	235,182
194,228	Telefonica SA	2,562,041
15,445	Telekom Austria AG	151,790
2,613	Telenet Group Holding NV	114,122
33,897	Telenor ASA	565,599
102,658	TeliaSonera AB	657,004
204,660	Telstra Corp., Ltd.	775,381
61,116	Vivendi	1,136,001

		15,039,110

Electric Utilities (2.1%):
1,079	Acciona SA^	64,421
23,000	Cheung Kong Infrastructure Holdings, Ltd.	138,558
30,600	Chubu Electric Power Co., Inc.	496,910
13,800	Chugoku Electric Power Co., Inc. (The)	227,253
86,000	CLP Holdings, Ltd.	731,494
15,747	Contact Energy, Ltd.	60,948

continued

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Electric Utilities, continued
85,048	E.ON AG	$1,831,675
88,841	EDP — Energias de Portugal SA	209,844
11,464	Electricite de France	255,190
313,522	Enel SpA	1,011,596
21,107	Fortum OYJ	400,976
8,200	Hokkaido Electric Power Co., Inc.	106,003
7,600	Hokuriku Electric Power Co.	118,301
65,500	Hongkong Electric Holdings, Ltd.	491,816
182,550	Iberdrola SA	864,215
35,100	Kansai Electric Power Co., Inc. (The)	420,564
19,600	Kyushu Electric Power Co., Inc.	232,558
3,302	Oesterreichische Elektrizitaetswirtschafts AG, Class A	75,579
5,047	Red Electrica Corporacion SA^	220,062
44,688	Scottish & Southern Energy plc	974,121
8,100	Shikoku Electric Power Co., Inc.	172,028
83,316	SP AusNet	86,967
60,256	Terna - Rete Elettrica Nationale SpA	217,074
21,700	Tohoku Electric Power Co., Inc.*	218,058
70,100	Tokyo Electric Power Co., Inc. (The)*	135,516

		9,761,727

Electrical Equipment (1.2%):
104,045	ABB, Ltd.	1,698,664
9,686	Alstom SA^	307,609
24,000	Fuji Electric Holdings Co., Ltd.	58,629
28,000	Furukawa Electric Co., Ltd. (The)	66,354
18,000	GS Yuasa Corp.^	82,289
11,344	Legrand SA^	385,748
1,100	MABUCHI MOTOR Co., Ltd.^	43,844
91,000	Mitsubishi Electric Corp.	758,586
5,200	Nidec Corp.	394,414
9,949	Prysmian SpA	148,786
24,601	Schneider Electric SA	1,370,514
35,900	Sumitomo Electric Industries, Ltd.	446,425
4,600	Ushio, Inc.	56,885

		5,818,747

Electronic Equipment, Instruments & Components (1.2%):
11,500	Citizen Holdings Co., Ltd.	67,514
98,144	Foxconn International Holdings, Ltd.*	35,800
21,900	Fujifilm Holdings Corp.	414,105
3,200	Hamamatsu Photonics K.K.	108,379
11,488	Hexagon AB, B Shares^	198,186
1,400	HIROSE ELECTRIC Co., Ltd.	138,449

Shares		Fair Value

Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
2,800	Hitachi High-Technologies Corp.	$69,013
214,100	Hitachi, Ltd.	1,316,988
20,300	HOYA Corp.	447,371
5,600	IBIDEN Co., Ltd.	101,153
2,170	Keyence Corp.	536,781
7,200	KYOCERA Corp.	621,815
9,600	Murata Manufacturing Co., Ltd.	503,694
18,000	Nippon Electric Glass Co., Ltd.	107,079
9,900	Omron Corp.	209,072
4,954	Rexel SA	84,555
12,000	Shimadzu Corp.	103,567
5,700	TDK Corp.	231,400
10,000	Yaskawa Electric Corp.^	75,904
10,200	Yokogawa Electric Corp.	105,301

		5,476,126

Energy Equipment & Services (0.9%):
7,636	Aker Solutions ASA	108,779
15,944	AMEC plc	251,606
6,607	Compagnie Generale de Geophysique-Veritas*	170,682
3,322	Fugro NV^	201,828
12,365	Petrofac, Ltd.	270,276
12,416	Saipem SpA	552,864
8,095	SBM Offshore NV*^	112,327
16,646	Seadrill, Ltd.	594,558
13,099	Subsea 7 SA	260,170
4,627	Technip-Coflexip SA	482,772
22,622	Tenaris SA	395,459
16,495	Transocean, Ltd.	741,669
9,957	WorleyParsons, Ltd.	258,578

		4,401,568

Food & Staples Retailing (2.1%):
28,600	Aeon Co., Ltd.^	356,566
26,985	Carrefour SA^	498,545
2,560	Casino Guichard-Perrachon SA	224,746
3,680	Colruyt SA	163,958
4,777	Delhaize Group	174,936
29,249	Distribuidora Internacional de Alimentacion SA*^	137,448
2,900	FamilyMart Co., Ltd.	132,808
58,678	J Sainsbury plc	277,889
10,670	Jeronimo Martins SGPS SA	180,023
3,273	Kesko OYJ, B Shares	85,546
49,329	Koninklijke Ahold NV	611,156
2,900	LAWSON, Inc.	202,930
36,964	Metcash, Ltd.^	127,923
6,183	Metro AG	180,332
73,000	Olam International, Ltd.^	106,259
35,700	Seven & I Holdings Co., Ltd.	1,075,890
379,217	Tesco plc	1,843,025
47,517	Wesfarmers, Ltd.	1,462,563

continued

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Food & Staples Retailing, continued
112,931	William Morrison Supermarkets plc	$471,243
57,871	Woolworths, Ltd.	1,591,401

		9,905,187

Food Products (4.1%):
30,000	Ajinomoto Co., Inc.	417,137
4,211	Aryzta AG	209,344
17,117	Associated British Foods plc	344,350
84	Barry Callebaut AG, Registered Shares^	76,336
27,308	Danone SA	1,695,070
326,382	Golden Agri-Resources, Ltd.	174,527
7,158	Kerry Group plc, Class A	313,312
8,000	Kikkoman Corp.	98,953
42	Lindt & Spruengli AG^	129,874
5	Lindt & Spruengli AG, Registered Shares	183,757
3,126	Meiji Holdings Co., Ltd.	143,528
156,086	Nestle SA, Registered Shares	9,314,186
8,000	Nippon Meat Packers, Inc.	105,964
8,500	Nisshin Seifun Group, Inc.	99,517
2,800	Nissin Foods Holdings Co., Ltd.	106,701
3,099	Suedzucker AG	109,605
22,409	Tate & Lyle plc	227,678
4,000	Toyo Suisan Kaisha, Ltd.	106,799
70,831	Unilever NV*(a)(b)	—
76,953	Unilever NV	2,575,230
60,708	Unilever plc	2,040,020
93,000	Wilmar International, Ltd.	267,434
4,400	Yakult Honsha Co., Ltd.^	172,289
5,000	Yamazaki Baking Co., Ltd.	65,483

		18,977,094

Gas Utilities (0.5%):
29,714	APA Group	152,235
8,748	Enagas	159,608
16,689	Gas Natural SDG SA	214,348
247,934	Hong Kong & China Gas Co., Ltd.	526,698
87,000	Osaka Gas Co., Ltd.	364,736
77,164	Snam Rete Gas SpA	343,942
20,000	Toho Gas Co., Ltd.	124,238
117,000	Tokyo Gas Co., Ltd.	597,639

		2,483,444

Health Care Equipment & Supplies (0.7%):
2,796	Cochlear, Ltd.^	189,325
1,053	Coloplast A/S, Class B	189,296
4,226	Elekta AB, B Shares^	192,798
9,669	Essilor International SA Cie Generale d’Optique	898,047
9,431	Getinge AB, B Shares^	233,801
10,500	Olympus Co., Ltd.	170,329

Shares		Fair Value

Common Stocks, continued
Health Care Equipment & Supplies, continued
42,010	Smith & Nephew plc	$420,466
2,342	Sonova Holding AG, Registered Shares	226,077
373	Straumann Holding AG, Registered Shares^	54,802
3,400	Sysmex Corp.	134,395
7,100	Terumo Corp.	291,746
1,210	William Demant Holding A/S*	108,766

		3,109,848

Health Care Providers & Services (0.5%):
2,000	Alfresa Holdings Corp.	106,027
3,754	Celesio AG	61,290
9,839	Fresenius Medical Care AG & Co., KGaA	696,308
5,864	Fresenius SE & Co. KGaA	607,970
7,300	Medipal Holdings Corp.	103,310
2,700	Miraca Holdings, Inc.	112,288
6,133	Ramsay Health Care, Ltd.	142,430
17,735	Sonic Healthcare, Ltd.	231,237
3,500	Suzuken Co., Ltd.	118,070

		2,178,930

Hotels, Restaurants & Leisure (1.1%):
6,861	Accor SA	215,982
5,715	Autogrill SpA	51,893
8,691	Carnival plc	297,361
89,399	Compass Group plc	937,577
19,384	Crown, Ltd.	169,288
34,438	Echo Entertainment Group, Ltd.^	151,041
67,000	Galaxy Entertainment Group, Ltd.*^	168,297
294,757	Genting Singapore plc^	330,881
13,906	InterContinental Hotels Group plc	336,020
3,329	McDonald’s Holdings Co., Ltd.^	93,685
43,600	MGM China Holdings, Ltd.	67,060
12,322	OPAP SA	77,529
2,400	Oriental Land Co., Ltd.	274,531
112,500	Sands China, Ltd.	360,388
71,333	Shangri-La Asia, Ltd.	136,812
89,000	SJM Holdings, Ltd.	166,066
29,175	Sky City Entertainment Group, Ltd.	79,631
4,377	Sodexo	340,994
34,025	Tabcorp Holdings, Ltd.	102,510
64,290	Tatts Group, Ltd.	173,273
21,585	Tui Travel plc	57,590
8,423	Whitbread plc	268,744
73,200	Wynn Macau, Ltd.	172,129

		5,029,282

continued

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Household Durables (0.6%):
10,100	Casio Computer Co., Ltd.^	$66,237
11,240	Electrolux AB, Series B	224,509
20,750	Husqvarna AB, B Shares^	98,269
104,400	Panasonic Corp.	849,305
1,600	Rinnai Corp.	110,257
21,000	Sekisui Chemical Co., Ltd.	195,593
26,000	Sekisui House, Ltd.	245,434
47,000	Sharp Corp.	238,630
47,500	Sony Corp.	676,081

		2,704,315

Household Products (0.5%):
6,197	Henkel AG & Co. KGaA	343,360
31,204	Reckitt Benckiser Group plc	1,645,490
5,300	Unicharm Corp.	301,982

		2,290,832

Independent Power Producers & Energy Traders (0.2%):
5,700	Electric Power Development Co., Ltd.	149,515
80,301	Enel Green Power SpA	127,293
72,697	International Power plc	475,836

		752,644

Industrial Conglomerates (1.5%):
214	Delek Group, Ltd.	31,643
43,000	Fraser & Neave, Ltd.	239,701
55,000	Hankyu Hanshin Holdings, Inc.	277,791
100,000	Hutchison Whampoa, Ltd.	864,916
68,200	Keppel Corp., Ltd.	558,992
45,061	Koninklijke Philips Electronics NV*(a) (b)	—
48,965	Koninklijke Philips Electronics NV^	968,057
65,500	NWS Holdings, Ltd.	95,378
35,715	Orkla ASA	259,364
47,000	SembCorp Industries, Ltd.	192,204
38,891	Siemens AG, Registered Shares	3,268,558
18,782	Smiths Group plc	298,905
1,552	Wendel	114,817

		7,170,326

Insurance (4.4%):
9,259	Admiral Group plc	173,152
81,713	AEGON NV	380,565
483,400	AIA Group, Ltd.	1,666,791
21,318	Allianz SE, Registered Shares+	2,143,281
133,734	AMP, Ltd.	530,917
55,404	Assicurazioni Generali SpA	751,744
138,930	Aviva plc	594,593
83,793	AXA SA	1,121,321
2,305	Baloise Holding AG, Registered Shares	152,222
7,599	CNP Assurances*^	92,829

Shares		Fair Value

Common Stocks, continued
Insurance, continued
405	Dai-ichi Life Insurance Co., Ltd. (The)	$469,239
4,526	Delta Lloyd NV^	62,837
109,108	Fortis	216,085
9,277	Gjensidige Forsikring ASA^	107,986
2,945	Hannover Rueckversicherung AG, Registered Shares	174,840
97,735	Insurance Australia Group, Ltd.	350,169
278,019	Legal & General Group plc	557,364
34,910	Mapfre SA^	71,148
24,111	MS&AD Insurance Group Holdings, Inc.	422,104
8,479	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	1,196,107
17,725	NKSJ Holdings, Inc.	377,854
230,988	Old Mutual plc	549,651
120,182	Prudential plc	1,392,253
54,507	QBE Insurance Group, Ltd.	751,351
66,492	Resolution, Ltd.	204,250
166,270	RSA Insurance Group plc	281,818
20,094	Sampo OYJ, A Shares	522,251
7,800	SCOR SE	189,216
8,300	Sony Financial Holdings, Inc.	135,793
112,576	Standard Life plc	412,789
60,680	Suncorp-Metway, Ltd.	506,327
1,400	Swiss Life Holding AG, Registered Shares	132,159
16,695	Swiss Re AG	1,049,214
27,136	T&D Holdings, Inc.	289,471
34,300	Tokio Marine Holdings, Inc.	862,597
1,212	Tryg A/S	68,063
1,715	Vienna Insurance Group Weiner Staeditische Versicherung AG	69,276
6,962	Zurich Insurance Group AG	1,571,343

		20,600,970

Internet & Catalog Retail (0.1%):
35,200	Rakuten, Inc.	364,593

Internet Software & Services (0.1%):
5,000	DeNA Co., Ltd.	132,750
4,200	Gree, Inc.^	84,416
4,679	United Internet AG, Registered Shares	80,310
688	Yahoo! Japan Corp.	222,697

		520,173

IT Services (0.3%):
14,688	Amadeus IT Holding SA, A Shares^	310,999
2,519	Atos*(a) (b)	—
2,519	Atos Origin SA	150,820

continued

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
IT Services, continued
7,135	Cap Gemini SA	$262,983
22,009	Computershare, Ltd.	168,214
1,400	Itochu Techno-Solutions Corp.	67,742
5,000	Nomura Research Institute, Ltd.	110,222
60	NTT Data Corp.	184,270
700	Otsuka Corp.	60,065

		1,315,315

Leisure Equipment & Products (0.3%):
8,900	Namco Bandai Holdings, Inc.	122,356
16,100	Nikon Corp.	489,198
2,500	Sankyo Co., Ltd.	121,999
9,500	Sega Sammy Holdings, Inc.	193,254
3,600	Shimano, Inc.^	235,520
7,100	Yamaha Corp.	73,074

		1,235,401

Life Sciences Tools & Services (0.1%):
2,664	Lonza Group AG, Registered Shares^	110,973
10,760	QIAGEN NV*	179,646

		290,619

Machinery (2.7%):
16,187	Alfa Laval AB	278,259
18,000	AMADA Co., Ltd.	106,785
3,357	Andritz AG	172,797
31,651	Atlas Copco AB, A Shares	683,659
18,066	Atlas Copco AB, B Shares	345,556
57,000	Cosco Corp., Ltd.^	44,750
9,100	Fanuc, Ltd.	1,495,385
35,355	Fiat Industrial SpA*(a) (b)	—
35,355	Fiat Industrial SpA*(a) (b)	—
40,772	Fiat Industrial SpA	401,719
8,329	GEA Group AG	221,119
13,000	Hino Motors, Ltd.	93,964
5,300	Hitachi Construction Machinery Co., Ltd.^	99,796
59,000	IHI Corp.	125,943
14,808	IMI plc	193,237
37,238	Invensys plc	129,963
14,000	Japan Steel Works, Ltd. (The)	77,281
10,800	JTEKT Corp.	111,574
69,000	Kawasaki Heavy Industries, Ltd.	188,821
43,900	Komatsu, Ltd.	1,052,391
7,383	Kone OYJ, B Shares	447,008
51,000	Kubota Corp.	470,755
5,100	Kurita Water Industries, Ltd.	117,943
5,400	Makita Corp.	189,892
2,080	MAN AG	212,545
5,856	Metso Corp. OYJ	202,716
143,000	Mitsubishi Heavy Industries, Ltd.	580,764
5,000	Nabtesco Corp.	111,190
13,000	NGK INSULATORS, Ltd.	143,510
20,000	NSK, Ltd.	129,142

Shares		Fair Value

Common Stocks, continued
Machinery, continued
20,000	NTN Corp.	$62,818
47,237	Sandvik AB	608,383
15,329	Scania AB, B Shares	263,318
2,353	Schindler Holding AG	263,233
1,056	Schindler Holding AG, Registered Shares	119,120
41,000	SembCorp Marine, Ltd.	156,591
18,707	SKF AB, B Shares^	370,244
2,600	SMC Corp.	450,079
1,100	Sulzer AG, Registered Shares	130,455
26,000	Sumitomo Heavy Industries, Ltd.	116,763
5,700	THK Co., Ltd.	107,991
4,449	Vallourec SA*(a) (b)	—
4,802	Vallourec SA	197,056
65,968	Volvo AB, B Shares	756,008
7,989	Wartsila Corp. OYJ	262,573
10,211	Weir Group plc (The)	246,238
84,250	Yangzijiang Shipbuilding Holdings, Ltd.^	67,615
7,074	Zardoya Otis SA^	78,705

		12,685,654

Marine (0.3%):
63	A.P. Moller — Maersk A/S, Class B	414,680
28	A.P. Moller — Maersk A/S, Class A	175,016
32,000	Kawasaki Kisen Kaisha, Ltd.*^	63,353
2,569	Kuehne & Nagel International AG, Registered Shares^	272,016
51,000	Mitsui O.S.K. Lines, Ltd.	183,741
40,500	Neptune Orient Lines, Ltd.*^	35,759
74,000	Nippon Yusen Kabushiki Kaisha	196,565
11,500	Orient Overseas International, Ltd.	56,355

		1,397,485

Media (1.2%):
1,872	Axel Springer AG	80,484
53,367	British Sky Broadcasting Group plc	582,358
8,377	Dentsu, Inc.	247,859
6,295	Eutelsat Communications	193,520
120,440	Fairfax Media, Ltd.^	68,941
1,110	Hakuhodo DY Holdings, Inc.	73,508
172,042	ITV plc	207,644
2,911	JC Decaux SA	64,223
96	Jupiter Telecommunications Co., Ltd.	98,016
4,319	Kabel Deutschland Holding AG*	268,740
5,955	Lagardere S.C.A.	166,228
31,410	Mediaset SpA	54,944
2,284	Modern Times Group MTG AB, B Shares	106,040

continued

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Media, continued
38,694	Pearson plc	$768,383
7,021	Publicis Groupe^	321,029
32,676	Reed Elsevier NV	373,731
57,469	Reed Elsevier plc	460,970
13,549	SES	320,346
55,000	Singapore Press Holdings, Ltd.	169,878
5,700	Toho Co., Ltd.	98,476
54	Vivendi Universal SA*(a) (b)	—
9,367	Wolters Kluwer NV*(a) (b)	—
14,255	Wolters Kluwer NV	226,896
59,296	WPP plc	720,587

		5,672,801

Metals & Mining (4.8%):
4,268	Acerinox SA^	47,940
117,138	Alumina, Ltd.	96,177
62,716	Anglo American plc	2,057,384
18,513	Antofagasta plc	317,679
44,182	ArcelorMittal	682,416
99,834	BHP Billiton plc	2,850,449
152,483	BHP Billiton, Ltd.	4,969,452
12,885	Boliden AB^	180,309
14,000	Daido Steel Co., Ltd.	87,205
12,242	Eurasian Natural Resource Corp.	79,879
15,430	Evraz plc	63,138
67,302	Fortescue Metals Group, Ltd.	343,894
8,601	Fresnillo plc	197,362
66,224	Glencore International plc^	307,611
8,000	Hitachi Metals, Ltd.	95,329
19,525	Iluka Resources, Ltd.	228,751
22,000	JFE Holdings, Inc.	367,931
9,510	Kazakhmys plc	108,245
113,000	Kobe Steel, Ltd.	135,765
7,218	Lonmin plc^	88,096
80,412	Lynas Corp., Ltd.*^	71,084
1,900	Maruichi Steel Tube, Ltd.	40,885
53,000	Mitsubishi Materials Corp.	153,470
36,062	Newcrest Mining, Ltd.	839,226
243,000	Nippon Steel Corp.	550,734
35,000	Nisshin Steel Co., Ltd.	49,150
43,827	Norsk Hydro ASA	197,899
15,265	OZ Minerals, Ltd.	123,842
4,100	Randgold Resources, Ltd.	368,887
63,651	Rio Tinto plc	3,039,443
20,574	Rio Tinto, Ltd.	1,209,081
1,727	Salzgitter AG	70,982
7,628	Sims Metal Management, Ltd.	75,542
7,585	SSAB AB, A Shares^	63,144
25,000	Sumitomo Metal & Mining Co., Ltd.	281,438
162,000	Sumitomo Metal Industries, Ltd.	266,725
18,073	ThyssenKrupp AG	294,385

Shares		Fair Value

Common Stocks, continued
Metals & Mining, continued
5,135	Vedanta Resources plc	$73,961
5,077	Voestalpine AG^	134,587
98,029	Xstrata plc	1,237,127
1,900	YAMATO KOGYO Co., Ltd.^	52,953

		22,499,557

Multi-Utilities (1.3%):
25,012	AGL Energy, Ltd.	379,242
244,309	Centrica plc	1,217,730
58,483	GDF Suez	1,395,116
168,584	National Grid plc	1,784,114
23,076	RWE AG	943,169
13,794	Suez Environnement Co.	148,461
15,682	Veolia Environnement	198,411

		6,066,243

Multiline Retail (0.4%):
25,722	Harvey Norman Holdings, Ltd.^	51,795
17,300	Isetan Mitsukoshi Holdings, Ltd.	183,546
23,000	J. FRONT RETAILING Co., Ltd.	115,580
25,366	Lifestyle International Holdings, Ltd.	55,834
75,400	Marks & Spencer Group plc	385,405
11,200	MARUI GROUP Co., Ltd.	85,494
8,022	Next plc	402,188
3,570	Pinault Printemps Redoute	509,712
12,000	Takashimaya Co., Ltd.	92,154

		1,881,708

Office Electronics (0.6%):
11,100	Brother Industries, Ltd.	127,058
53,600	Canon, Inc.^	2,146,695
22,500	Konica Minolta Holdings, Inc.	177,350
30,000	Ricoh Co., Ltd.^	253,299

		2,704,402

Oil, Gas & Consumable Fuels (7.2%):
160,587	BG Group plc	3,286,343
897,667	BP plc	6,013,556
5,909	Caltex Australia, Ltd.	82,533
26,000	Cosmo Oil Co., Ltd.	66,130
113,623	Eni SpA	2,424,476
10,734	Galp Energia SGPS SA, B Shares	136,122
1,100	Idemitsu Kosan Co., Ltd.	98,385
103	INPEX Corp.	577,559
1,400	Japan Petroleum Exploration Co., Ltd.	53,315
107,270	JX Holdings, Inc.	551,149
10,760	Lundin Petroleum AB*	201,938
5,595	Neste Oil OYJ	63,032
6,844	OMV AG	214,820
51,620	Origin Energy, Ltd.	649,173
37,353	Repsol YPF SA	600,471
173,554	Royal Dutch Shell plc, A Shares	5,845,453

continued

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
125,881	Royal Dutch Shell plc, B Shares	$4,392,572
44,749	Santos, Ltd.	491,356
8,200	Showa Shell Sekiyu K.K.^	50,228
52,747	Statoil ASA	1,261,914
14,000	TonenGeneral Sekiyu K.K.^	124,289
100,378	Total SA^	4,529,239
43,030	Tullow Oil plc	993,157
1,310	Veripos, Inc.*	8,372
22,604	Whitehaven Coal, Ltd.	97,255
30,631	Woodside Petroleum, Ltd.	980,750

		33,793,587

Paper & Forest Products (0.2%):
2,254	Holmen AB, B Shares^	61,387
5,067	Nippon Paper Group, Inc.^	80,454
38,000	Oji Paper Co., Ltd.	145,944
26,178	Stora Enso OYJ, R Shares^	161,542
27,571	Svenska Cellulosa AB, B Shares	414,236
24,397	UPM-Kymmene OYJ	276,464

		1,140,027

Personal Products (0.6%):
4,765	Beiersdorf AG	309,117
24,700	Kao Corp.	681,353
11,355	L’Oreal SA	1,329,945
17,400	Shiseido Co., Ltd.	274,371

		2,594,786

Pharmaceuticals (8.4%):
21,100	Astellas Pharma, Inc.	921,820
60,322	AstraZeneca plc	2,695,900
39,086	Bayer AG	2,817,981
10,600	Chugai Pharmaceutical Co., Ltd.^	200,718
31,900	Daiichi Sankyo Co., Ltd.	537,202
8,000	Dainippon Sumitomo Pharma Co., Ltd.	81,613
11,900	Eisai Co., Ltd.	522,555
24,180	Elan Corp. plc*	352,424
238,745	GlaxoSmithKline plc	5,412,881
2,900	Hisamitsu Pharmaceutical Co., Inc.	142,861
13,000	Kyowa Hakko Kogyo Co., Ltd.^	133,590
3,060	Merck KGaA	305,314
10,700	Mitsubishi Tanabe Pharma Corp.	153,776
108,770	Novartis AG, Registered Shares	6,069,423
19,258	Novo Nordisk A/S, B Shares	2,786,645
3,900	Ono Pharmaceutical Co., Ltd.	245,352
4,791	Orion OYJ, Class B^	90,872
17,100	Otsuka Holdings Co., Ltd.	524,048
33,221	Roche Holding AG	5,736,971
57,059	Sanofi	4,326,143
3,300	Santen Pharmaceutical Co., Ltd.	135,366

Shares		Fair Value

Common Stocks, continued
Pharmaceuticals, continued
14,500	Shionogi & Co., Ltd.	$197,217
26,433	Shire plc	759,582
1,800	Taisho Pharmaceutical Holdings Co., Ltd.	152,198
37,300	Takeda Pharmacuetical Co., Ltd.	1,692,968
44,549	Teva Pharmaceutical Industries, Ltd.	1,758,079
2,700	Tsumura & Co.	71,460
5,324	UCB SA	268,614

		39,093,573

Professional Services (0.6%):
6,425	Adecco SA, Registered Shares	286,029
2,580	Bureau Veritas SA	229,300
3,271	Campbell Brothers, Ltd.	183,215
31,406	Capita Group plc	322,887
47,504	Experian plc	670,943
7,570	Intertek Group plc	318,098
5,557	Randstad Holding NV^	164,082
261	SGS SA, Registered Shares	489,240

		2,663,794

Real Estate Investment Trusts (REITs) (1.5%):
94,000	Ascendas Real Estate Investment Trust	160,536
40,172	British Land Co. plc	321,755
116,000	CapitaMall Trust	175,765
58,707	Centro Retail Australia	119,276
91,953	CFS Retail Property Trust	182,841
3,037	Corio NV^	133,747
216,037	Dexus Property Group	206,601
1,209	Fonciere des Regions SA	87,090
1,069	Gecina SA	95,635
74,971	Goodman Group	284,117
70,840	GPT Group	239,582
33,432	Hammerson plc+	233,011
1,168	Icade^	88,591
34	Japan Prime Realty Investment Corp.	95,794
25	Japan Real Estate Investment Corp.	229,886
91	Japan Retail Fund Investment Corp.	144,321
4,609	Klepierre	151,853
36,809	Land Securities Group plc	426,817
25,585	Liberty International plc	129,374
108,000	Link REIT (The)	441,565
163,897	Mirvac Group	214,600
30	Nippon Building Fund, Inc.^	290,545
12	Nomura Real Estate Office Fund, Inc.	67,767
33,590	SEGRO plc	114,483
107,855	Stockland	341,430

continued

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
4,336	Unibail-Rodamco	$799,845
103,358	Westfield Group	1,006,788
135,169	Westfield Retail Trust	396,168

		7,179,783

Real Estate Management & Development (1.9%):
3,500	AEON Mall Co., Ltd.	74,461
122,000	Capitaland, Ltd.	263,437
60,606	CapitaMalls Asia, Ltd.	75,600
66,000	Cheung Kong Holdings, Ltd.	814,746
24,000	City Developments, Ltd.	214,545
3,400	Daito Trust Construction Co., Ltd.	322,589
24,000	Daiwa House Industry Co., Ltd.	340,784
102,000	Global Logistic Properties, Ltd.*	169,971
41,000	Hang Lung Group, Ltd.	252,693
107,000	Hang Lung Properties, Ltd.	364,243
45,000	Henderson Land Development Co., Ltd.^	250,019
24,500	Hopewell Holdings, Ltd.	70,089
29,000	Hysan Development Co., Ltd.	110,308
7,136	Immoeast AG*(b)	—
44,442	Immofinanz Immobilien Anlagen AG	141,448
33,000	Keppel Land, Ltd.	84,841
32,500	Kerry Properties, Ltd.	139,265
26,268	Lend Lease Group	194,945
59,000	Mitsubishi Estate Co., Ltd.	1,058,607
40,000	Mitsui Fudosan Co., Ltd.	776,097
177,000	New World Development Co., Ltd.	208,971
4,300	Nomura Real Estate Holdings, Inc.	78,748
64	NTT Urban Development Corp.	51,724
141,600	Sino Land Co., Ltd.	214,951
17,000	Sumitomo Realty & Development Co., Ltd.	418,360
74,000	Sun Hung Kai Properties, Ltd.	878,135
32,500	Swire Pacific, Ltd., Class A	379,107
2,256	Swiss Prime Site AG, Registered Shares^	188,365
19,000	Tokyu Land Corp.	94,335
24,000	UOL Group, Ltd.	94,112
16,899	Veolia Environnement*(a) (b)	—
71,300	Wharf Holdings, Ltd. (The)	396,410
42,000	Wheelock & Co., Ltd.	159,595

		8,881,501

Road & Rail (1.0%):
46,591	Asciano, Ltd.	209,509
72	Central Japan Railway Co.	569,124
86,000	ComfortDelGro Corp., Ltd.	105,410
9,283	DSV A/S	184,233

Shares		Fair Value

Common Stocks, continued
Road & Rail, continued
16,013	East Japan Railway Co.	$1,005,550
23,000	Keihin Electric Express Railway Co., Ltd.	209,315
28,000	Keio Corp.	203,036
14,000	Keisei Electric Railway Co., Ltd.	118,241
75,000	Kintetsu Corp.^	299,124
69,000	MTR Corp., Ltd.	236,140
41,000	Nippon Express Co., Ltd.	169,283
29,000	Odakyu Electric Railway Co., Ltd.	288,582
79,204	QR National, Ltd.	277,663
47,000	Tobu Railway Co., Ltd.	247,622
53,000	Tokyu Corp.	249,516
8,100	West Japan Railway Co.	333,689

		4,706,037

Semiconductors & Semiconductor Equipment (0.6%):
7,200	Advantest Corp.	112,616
65,181	ARM Holdings plc	518,980
9,400	ASM Pacific Technology, Ltd.	119,874
19,773	ASML Holding NV	1,007,416
51,482	Infineon Technologies AG	349,014
4,400	ROHM Co., Ltd.	169,277
30,441	STMicroelectronics NV	167,384
5,300	SUMCO Corp.*	48,108
8,200	Tokyo Electron, Ltd.	383,557

		2,876,226

Software (0.9%):
2,860	Dassault Systemes SA	268,631
5,000	Konami Corp.	113,583
4,900	Nexon Co., Ltd.*	95,879
2,817	NICE Systems, Ltd.*	102,966
5,000	Nintendo Co., Ltd.	583,530
1,800	Oracle Corp.	77,485
62,937	Sage Group plc (The)	273,425
43,505	SAP AG	2,568,707
3,000	Square Enix Holdings Co., Ltd.	47,313
5,000	Trend Micro, Inc.	147,647

		4,279,166

Specialty Retail (0.9%):
1,300	ABC-Mart, Inc.	48,595
2,500	Fast Retailing Co., Ltd.	501,963
45,082	Hennes & Mauritz AB, B Shares^	1,621,471
10,286	Industria de Diseno Textil SA	1,063,705
113,154	Kingfisher plc	511,546
1,700	Nitori Co., Ltd.	161,006
2,000	Sanrio Co., Ltd.^	72,909
1,000	Shimamura Co., Ltd.	115,694
1,050	USS Co., Ltd.	113,440
4,270	Yamada Denki Co., Ltd.	217,983

		4,428,312

continued

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Textiles, Apparel & Luxury Goods (1.3%):
9,939	Adidas AG	$712,737
7,800	ASICS Corp.	99,121
20,912	Burberry Group plc	436,138
2,551	Christian Dior SA	351,268
24,639	Compagnie Financiere Richemont SA, Bearer Shares, Class A^	1,352,700
954	Hugo Boss AG	94,346
5,693	Luxottica Group SpA	199,585
11,989	LVMH Moet Hennessy Louis Vuitton SA	1,827,047
1,464	Swatch Group AG (The)^	579,461
2,052	Swatch Group AG (The), Registered Shares	142,818
34,000	Yue Yuen Industrial Holdings, Ltd.	107,032

		5,902,253

Tobacco (1.8%):
93,114	British American Tobacco plc	4,738,590
47,289	Imperial Tobacco Group plc	1,819,252
42,800	Japan Tobacco, Inc.	1,268,554
9,952	Swedish Match AB, Class B	401,801

		8,228,197

Trading Companies & Distributors (1.3%):
2,247	Brenntag AG	248,541
15,388	Bunzl plc	252,043
70,700	ITOCHU Corp.	742,041
78,000	Marubeni Corp.	519,245
66,300	Mitsubishi Corp.	1,339,087
81,900	Mitsui & Co., Ltd.	1,215,357
179,090	Noble Group, Ltd.	159,942
59,800	Sojitz Corp.	98,965
53,500	Sumitomo Corp.	748,632
10,300	Toyota Tsushu Corp.	196,498
13,639	Wolseley plc	509,504

		6,029,855

Transportation Infrastructure (0.4%):
16,978	Abertis Infraestructuras SA	229,837
1,382	Aeroports de Paris	104,412
15,516	Atlantia SpA	198,141
45,235	Auckland International Airport, Ltd.	88,724
1,777	Fraport AG	95,661
27,088	Groupe Eurotunnel SA	220,233
242,000	Hutchison Port Holdings Trust	173,001
12,000	Kamigumi Co., Ltd.	95,799
3,292	Koninklijke Vopak NV^	211,070
6,000	Mitsubishi Logistics Corp.	63,338
19,013	Sydney Airport	56,637
61,859	Transurban Group	360,606

		1,897,459

Shares or Principal Amount		Fair Value

Common Stocks, continued
Water Utilities (0.1%):
11,149	Severn Trent plc	$288,716
32,397	United Utilities Group plc	342,724

		631,440

Wireless Telecommunication Services (2.3%):
128	KDDI Corp.	825,799
3,043	Millicom International Cellular SA, SDR	287,215
1,330	Mobistar SA	45,480
721	NTT DOCOMO, Inc.	1,200,097
41,800	SOFTBANK Corp.	1,554,379
28,202	StarHub, Ltd.	76,489
2,356,642	Vodafone Group plc	6,620,249

		10,609,708

Total Common Stocks (Cost $465,275,391)		455,169,309

Preferred Stocks (0.5%):
Automobiles (0.4%):
2,596	Bayerische Motoren Werke AG (BMW), Preferred Shares	128,049
7,145	Porsche Automobil Holding SE, Preferred Shares	355,732
6,838	Volkswagen AG, Preferred Shares	1,083,972

		1,567,753

Household Products (0.1%):
8,537	Henkel AG & Co. KGaA	566,865

Media (0.0%):
4,032	ProSiebenSat.1 Media AG, Preferred Shares	89,992

Multi-Utilities (0.0%):
1,916	RWE AG	70,924

Total Preferred Stocks (Cost $2,073,546)		2,295,534

Right (0.0%):
Machinery (0.0%):
7,074	Zardoya Otis SA*^	3,822

Securities Held as Collateral for Securities on Loan (5.3%):
$24,995,343	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	24,995,343

Total Securities Held as Collateral for Securities on Loan (Cost $24,995,343)		24,995,343

Unaffiliated Investment Company (0.2%):
738,430	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(d)	738,430

Total Unaffiliated Investment Company (Cost $738,430)		738,430

Total Investment Securities (Cost $493,082,710)(e) — 103.4%		483,202,438
Net other assets (liabilities) — (3.4)%		(15,842,551)

Net Assets — 100.0%		$467,359,887

continued

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2012.

ADR—American Depositary Receipt

SDR—Swedish Depositary Receipt

+	Affiliated securities

*	Non-income producing security

^	This security or a partial position of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $24,639,949.

(a)	Security issued in connection with a pending litigation settlement.

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2012. The total of all such securities represent 0.00% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2012.

(d)	The rate represents the effective yield at June 30, 2012.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2012:

Country	Percentage
Australia	8.2%
Austria	0.3%
Belgium	1.1%
Bermuda	0.1%
Cayman Islands	— %^
Denmark	1.1%
Finland	0.7%
France	8.2%
Germany	7.5%
Greece	0.1%
Guernsey	— %^
Hong Kong	2.9%
Ireland (Republic of)	0.5%
Israel	0.6%
Italy	2.0%
Japan	20.6%
Jersey	0.2%
Kazakhstan	— %^
Luxembourg	0.3%
Netherlands	2.7%
New Zealand	0.1%
Norway	0.7%
Portugal	0.1%
Singapore	1.7%
Spain	2.5%
Sweden	2.9%
Switzerland	8.0%
United Kingdom	21.5%
United States	5.4%

100.0%

^	Represents less than 0.05%.

continued

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Futures Contracts

Cash of $641,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2012:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
SGX NIKKEI Index September Futures (Japanese Yen)	Long	9/14/12	36	$2,021,396	$99,289
SPI 200 Index September Futures (Australia Dollar)	Long	9/21/12	11	1,141,671	(531)
DJ EURO STOXX 50 September Futures (Euro)	Long	9/24/12	100	2,853,239	136,350
FTSE 100 Index September Futures (British Pounds)	Long	9/24/12	33	2,853,995	36,182
MSCI EAFE Index E-Mini September Futures (U.S. Dollar)	Long	9/24/12	13	925,470	46,416

					$317,706

See accompanying notes to the financial statements.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$490,540,386
Investments in affiliates, at cost	2,542,324

Total investment securities, at cost	$493,082,710

Investments in non-affiliates, at value*	$480,826,136
Investments in affiliates, at value	2,376,292

Total investment securities, at value	483,202,428
Cash	33,937
Segregated cash for collateral	641,000
Interest and dividends receivable	1,145,577
Foreign currency, at value (cost $7,196,185)	7,260,006
Receivable for capital shares issued	220,514
Reclaims receivable	549,905
Prepaid expenses	1,835

Total Assets	493,055,202

Liabilities:
Payable for investments purchased	316,304
Payable for capital shares redeemed	10,059
Payable for collateral received on loaned securities	24,995,343
Manager fees payable	122,991
Administration fees payable	24,703
Distribution fees payable	90,425
Custodian fees payable	61,519
Administrative and compliance services fees payable	3,626
Other accrued liabilities	70,345

Total Liabilities	25,695,315

Net Assets	$467,359,887

Net Assets Consist of:
Capital	$562,212,099
Accumulated net investment income/(loss)	18,177,485
Accumulated net realized gains/(losses) from investment transactions	(103,521,256)
Net unrealized appreciation/(depreciation) on investments	(9,508,441)

Net Assets	$467,359,887

Shares of beneficial interest (unlimited number of shares authorized, no par value)	37,528,969
Net Asset Value (offering and redemption price per share)	$12.45

*	Includes securities on loan of $24,639,949.

Statement of Operations

For the Six Months Ended June 30, 2012

(Unaudited)

Investment Income:
Dividends	$11,124,537
Dividends from affiliated securities	123,629
Income from securities lending	430,832
Foreign withholding tax	(1,208,832)

Total Investment Income	10,470,166

Expenses:
Manager fees	755,265
Administration fees	139,479
Distribution fees	539,477
Custodian fees	167,389
Administrative and compliance services fees	6,798
Trustee fees	14,751
Professional fees	16,100
Shareholder reports	8,123
Other expenses	90,691

Total expenses before reductions	1,738,073
Less expenses contractually waived/reimbursed by the Manager	(76,486)

Net expenses	1,661,587

Net Investment Income/(Loss)	8,808,579

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(2,378,436)
Net realized gains/(losses) on futures contracts	(365,719)
Change in unrealized appreciation/depreciation on investments	6,359,764

Net Realized/Unrealized Gains/(Losses) on Investments	3,615,609

Change in Net Assets Resulting From Operations	$12,424,188

See accompanying notes to the financial statements.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Statements of Changes in Net Assets

	AZL International Index Fund
	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$8,808,579	$9,848,824
Net realized gains/(losses) on investment transactions	(2,744,155)	1,160,205
Change in unrealized appreciation/depreciation on investments	6,359,764	(57,941,131)

Change in net assets resulting from operations	12,424,188	(46,932,102)

Dividends to Shareholders:
From net investment income	—	(4,835,521)

Change in net assets resulting from dividends to shareholders	—	(4,835,521)

Capital Transactions:
Proceeds from shares issued	84,222,442	155,796,696
Proceeds from dividends reinvested	—	4,835,521
Value of shares redeemed	(10,049,678)	(68,882,228)

Change in net assets resulting from capital transactions	74,172,764	91,749,989

Change in net assets	86,596,952	39,982,366

Net Assets:
Beginning of period	380,762,935	340,780,569

End of period	$467,359,887	$380,762,935

Accumulated net investment income/(loss)	$18,177,485	$9,296,495

Share Transactions:
Shares issued	6,667,104	11,634,249
Dividends reinvested	—	404,646
Shares redeemed	(792,173)	(4,748,348)

Change in shares	5,874,931	7,290,547

See accompanying notes to the financial statements.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2012		Year Ended December 31,		May 1, 2009 to December 31, 2009(a)
			2011	2010
	(Unaudited)
Net Asset Value, Beginning of Period	$12.03		$13.99	$13.31	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.18		0.28	0.15	0.10
Net Realized and Unrealized Gains/(Losses) on Investments	0.24		(2.07)	0.77	3.21

Total from Investment Activities	0.42		(1.79)	0.92	3.31

Dividends to Shareholders From:
Net Investment Income	—		(0.17)	(0.07)	—
Net Realized Gains	—		—	(0.17)	—

Total Dividends	—		(0.17)	(0.24)	—

Net Asset Value, End of Period	$12.45		$12.03	$13.99	$13.31

Total Return(b)	3.49	%(c)	(12.78)%	7.12%	33.10	%(c)
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$467,360		$380,763	$340,781	$161,184
Net Investment Income/(Loss)(d)	4.08%		2.70%	2.07%	1.79%
Expenses Before Reductions(d)(e)	0.81%		0.83%	0.83%	0.91%
Expenses Net of Reductions(d)	0.77%		0.74%	0.70%	0.70%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	0.77%		0.74%	0.70%	0.70%
Portfolio Turnover Rate	1	%(c)	12%	3%	23	%(c)(g)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(g)	Costs of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after a fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 42%.

See accompanying notes to the financial statements.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL International Index Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2012 are presented on the Fund’s Schedule of Portfolio Investments (“Schedule”). The average outstanding amount of securities on loan was $22.2 million for the period ended June 30, 2012.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

securities lending fees of $43,428 during the period ended June 30, 2012. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Fund may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2012, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2012, the Fund used futures contracts to provide equity exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $9.5 million as of June 30, 2012. The monthly average notional amount for these contracts was $9.3 for the period ended June 30, 2012.

Summary of Derivative Instruments

The following is a summary of the fair value of derivative instruments as of June 30, 2012:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*
Equity Contracts	Receivable for variation margin on futures contracts	$318,237	Payable for variation margin on futures contracts	$531

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2012:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Equity Contracts	Net realized gains/(losses) on futures contracts / change in unrealized appreciation/depreciation on investments	$(365,719)	$240,093

New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2013.

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit*
AZL International Index Fund	0.35%	0.77%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2012, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2012	Expires 12/31/2013	Expires 12/31/2014	Expires 12/31/2015	Total
AZL International Index Fund	$138,328	$309,793	$322,520	$76,486	$847,127

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2012, there were no voluntary waivers.

22

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $2,488 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting and a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

23

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Airlines	$36,480	$707,941	$—	$744,421
Beverages	318,676	11,627,044	—	11,945,720
Chemicals	194,591	16,662,102	—	16,856,693
Independent Power Producers & Energy Traders	475,836	276,808	—	752,644
Oil, Gas & Consumable Fuels	8,372	33,785,215	—	33,793,587
All Other Common Stocks+	—	391,076,244	—	391,076,244
Preferred Stocks+	—	2,295,534	—	2,295,534
Rights	—	3,822	—	3,822
Securities Held as Collateral for Securities on Loan	—	24,995,343	—	24,995,343
Unaffiliated Investment Company	738,430	—	—	738,430

Total Investment Securities	1,772,385	481,430,053	—	483,202,438

Other Financial Instruments:*
Futures Contracts	317,706	—	—	317,706

Total Investments	$2,090,091	$481,430,053	$—	$483,520,144

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts, forward contracts and options contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

24

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements
Type of Assets	Fair Value at 06/30/2012	Valuation Basis at 06/30/2012	Valuation Technique(s)	Unobservable Input(s)	Range	Weighted Average
Investment Securities:
Common Stock:
Diversified Financial Services:
BGP Holdings plc	$—	Valued at zero	Discount of the last traded price	Discount rate	—	—

Total Investment Securities	$—

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL International Index Fund	$83,916,529	$4,145,226

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $496,496,006. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$38,324,041
Unrealized depreciation	(51,617,609)

Net unrealized depreciation	$(13,293,568)

As of the end of their tax year ended December 31, 2011, the following Portfolios have capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Short-term Amount	Expires
AZL International Index Fund	$42,254,215	12/31/2015
	55,890,176	12/31/2016

During the year ended December 31, 2011, the Fund utilized $2,378,268 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2011 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL International Index Fund	$4,835,521	$—	$4,835,521

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

25

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

As of the latest tax year end December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL International Index Fund	$9,744,959	$(98,144,391)	$(18,876,968)	$(107,276,400)

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2012.

7.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

26

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

27

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL® Invesco Equity and Income Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Invesco Equity and Income Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Invesco Equity and Income Fund	$1,000.00	$1,061.50	$5.07	0.99%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1-1-12	Ending Account Value 6-30-12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Invesco Equity and Income Fund	$1,000.00	$1,019.94	$4.97	0.99%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

Portfolio Composition

(Unaudited)

Investments	Percent of net assets+
Financials	17.4%
U.S. Treasury Obligations	13.4
Health Care	12.0
Information Technology	9.4
Consumer Discretionary	9.1
Consumer Staples	8.0
Unaffiliated Investment Company	7.8
Energy	7.6
Industrials	7.2

Investments	Percent of net assets+
Telecommunication Services	3.2%
Utilities	2.3
Materials	1.7
Securities Held as Collateral for Securities on Loan	1.3
U.S. Government Agency Mortgages	0.4
Exchange Traded Funds	0.3
Municipal Bonds	0.0

Total	101.1%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks (60.3%):
Beverages (1.9%):
33,737	Coca-Cola Co. (The)	$2,637,896
100,056	PepsiCo, Inc.	7,069,957

		9,707,853

Biotechnology (0.2%):
14,395	Amgen, Inc.	1,051,411

Capital Markets (1.7%):
237,198	Charles Schwab Corp. (The)	3,066,970
60,654	Northern Trust Corp.	2,791,297
66,149	State Street Corp.	2,952,892

		8,811,159

Chemicals (0.8%):
37,862	PPG Industries, Inc.	4,017,916

Commercial Banks (4.1%):
108,363	BB&T Corp.	3,342,998
77,041	Comerica, Inc.	2,365,929
187,174	Fifth Third Bancorp	2,508,132
100,962	PNC Financial Services Group, Inc.	6,169,788
81,225	U.S. Bancorp	2,612,196
126,116	Wells Fargo & Co.	4,217,319

		21,216,362

Commercial Services & Supplies (0.5%):
61,792	Cintas Corp.	2,385,789

Communications Equipment (0.3%):
89,668	Juniper Networks, Inc.*	1,462,485

Computers & Peripherals (0.3%):
57,065	Dell, Inc.*	714,454
52,738	Hewlett-Packard Co.	1,060,561

		1,775,015

Diversified Financial Services (4.1%):
216,883	Citigroup, Inc.	5,944,763
423,007	JPMorgan Chase & Co.	15,114,040

		21,058,803

Diversified Telecommunication Services (0.9%):
104,437	Verizon Communications, Inc.	4,641,180

Electric Utilities (2.0%):
39,092	American Electric Power Co., Inc.	1,559,771
60,184	Edison International	2,780,501
27,566	Entergy Corp.	1,871,456
62,923	FirstEnergy Corp.	3,095,182
22,048	Pinnacle West Capital Corp.	1,140,763

		10,447,673

Energy Equipment & Services (0.8%):
54,220	Baker Hughes, Inc.	2,228,442
12,587	Cameron International Corp.*	537,591
54,773	Halliburton Co.	1,555,005

		4,321,038

Shares		Fair Value

Common Stocks, continued
Food & Staples Retailing (1.2%):
126,742	SYSCO Corp.	$3,778,179
72,490	Walgreen Co.	2,144,254

		5,922,433

Food Products (2.2%):
117,470	Archer-Daniels-Midland Co.	3,467,714
87,608	Kraft Foods, Inc., Class A	3,383,421
137,505	Unilever NV, NYS	4,585,792

		11,436,927

Health Care Equipment & Supplies (1.2%):
160,165	Medtronic, Inc.	6,203,191

Health Care Providers & Services (2.3%):
25,098	Cardinal Health, Inc.	1,054,116
59,140	CIGNA Corp.	2,602,160
111,679	UnitedHealth Group, Inc.	6,533,221
28,345	WellPoint, Inc.	1,808,128

		11,997,625

Hotels, Restaurants & Leisure (0.7%):
100,315	Carnival Corp.	3,437,795

Household Products (1.5%):
24,641	Energizer Holdings, Inc.*	1,854,235
96,451	Procter & Gamble Co. (The)	5,907,624

		7,761,859

Industrial Conglomerates (4.7%):
764,199	General Electric Co.	15,925,907
149,427	Tyco International, Ltd.	7,897,217

		23,823,124

Insurance (3.2%):
59,274	Aon plc	2,772,838
37,253	Chubb Corp. (The)	2,712,763
279,003	Marsh & McLennan Cos., Inc.	8,992,267
51,712	Willis Group Holdings plc	1,886,971

		16,364,839

Internet Software & Services (1.9%):
232,987	eBay, Inc.*	9,787,784

IT Services (1.2%):
107,362	Amdocs, Ltd.*	3,190,799
163,360	Western Union Co.	2,750,982

		5,941,781

Machinery (0.9%):
110,024	Ingersoll-Rand plc	4,640,812

Media (5.1%):
266,952	Comcast Corp., Class A	8,534,455
65,501	Time Warner Cable, Inc.	5,377,632
149,113	Time Warner, Inc.	5,740,851
137,503	Viacom, Inc., Class B	6,465,391

		26,118,329

Multiline Retail (0.5%):
56,457	Kohl’s Corp.	2,568,229

continued

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Oil, Gas & Consumable Fuels (5.7%):
96,720	Anadarko Petroleum Corp.	$6,402,865
63,147	Chevron Corp.	6,662,008
35,086	ConocoPhillips	1,960,606
43,475	Devon Energy Corp.	2,521,115
48,860	Exxon Mobil Corp.	4,180,950
16,830	Hess Corp.	731,264
27,035	Occidental Petroleum Corp.	2,318,792
17,543	Phillips 66*	583,129
112,785	Williams Cos., Inc. (The)	3,250,464
22,131	WPX Energy, Inc.*^	358,080

		28,969,272

Personal Products (1.0%):
316,723	Avon Products, Inc.	5,134,080

Pharmaceuticals (4.4%):
170,752	Bristol-Myers Squibb Co.	6,138,535
36,832	Eli Lilly & Co.	1,580,461
28,595	Hospira, Inc.*	1,000,253
164,975	Merck & Co., Inc.	6,887,706
312,032	Pfizer, Inc.	7,176,736

		22,783,691

Semiconductors & Semiconductor Equipment (1.1%):
239,563	Applied Materials, Inc.	2,745,392
116,573	Intel Corp.	3,106,670

		5,852,062

Software (1.6%):
261,792	Microsoft Corp.	8,008,217

Specialty Retail (0.9%):
87,421	Home Depot, Inc. (The)	4,632,439

Wireless Telecommunication Services (1.4%):
248,578	Vodafone Group plc, Sponsored ADR	7,004,928

Total Common Stocks (Cost $263,937,423)		309,286,102

Preferred Stocks (1.3%):
Commercial Banks (0.5%):
13,608	KeyCorp, Series A^	1,520,694
128,449	Swift Mandatory Common Exchange Security Trust(a)	1,188,641

		2,709,335

Health Care Providers & Services (0.3%):
1,310	HealthSouth Corp., Series A	1,388,600

Multi-Utilities (0.2%):
22,092	Centerpoint Energy, Inc.	807,739

Oil, Gas & Consumable Fuels (0.3%):
27,346	El Paso Energy Capital Trust I	1,386,100

Professional Services (0.0%):
3,370	Nielsen Holdings NV	172,502

Total Preferred Stocks (Cost $5,561,196)		6,464,276

Shares or Principal Amount		Fair Value

Convertible Preferred Stock (0.2%):
Health Care Providers & Services (0.2%):
18,754	Omnicare Capital Trust II, Series B Callable 8/15/12 @ 50	$820,488

Total Convertible Preferred Stocks (Cost $848,745)		820,488

Convertible Bonds (10.3%):
Biotechnology (1.0%):
$1,000,000	Dendreon Corp., 2.88%, 1/15/16	695,000
2,001,000	Gilead Sciences, Inc., 1.63%, 5/1/16	2,588,794
1,494,000	Vertex Pharmaceuticals, 3.35%, 10/1/15, Callable 10/1/13 @ 101.34	1,951,537

		5,235,331

Capital Markets (0.6%):
1,747,000	Affiliated Managers Group, Inc., 3.95%, 8/15/38, Callable 8/15/13 @ 100	1,884,576
1,200,000	Goldman Sachs Group, Inc. (The), 1.00%, 3/15/17, Callable 3/13/15 @ 100, MTN(a)	1,146,711

		3,031,287

Communications Equipment (0.5%):
1,700,000	Ciena Corp., 4.00%, 3/15/15(a)	1,899,750
605,000	TW Telecom, Inc., 2.38%, 4/1/26, Callable 4/6/13 @ 100	848,513

		2,748,263

Computers & Peripherals (1.5%):
4,295,000	SanDisk Corp., 1.00%, 5/15/13	4,230,575
3,307,000	SanDisk Corp., 1.50%, 8/15/17^	3,402,076

		7,632,651

Construction Materials (0.5%):
2,629,000	Cemex SAB de C.V., 4.88%, 3/15/15	2,320,093

Energy Equipment & Services (0.3%):
1,542,000	Helix Energy Solutions Group, Inc., 3.25%, 12/15/25, Callable 12/20/12 @ 100	1,542,000

Health Care Equipment & Supplies (1.0%):
1,890,000	LifePoint Hospitals, Inc., 3.50%, 5/15/14	2,019,937

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Principal Amount		Fair Value

Convertible Bonds, contiuned
Health Care Equipment & Supplies, contiuned
963,000	NuVasive, Inc., 2.75%, 7/1/17	$949,759
1,733,000	Teleflex, Inc., 3.88%, 8/1/17	2,021,111

		4,990,807

Health Care Providers & Services (0.6%):
1,124,000	Brookdale Senior Living, Inc., 2.75%, 6/15/18	1,042,510
771,000	Omnicare, Inc., 3.25%, 12/15/35	733,414
1,415,000	Omnicare, Inc., 3.75%, 4/1/42, Callable 4/1/16 @ 100	1,296,494

		3,072,418

Hotels, Restaurants & Leisure (1.0%):
1,661,000	International Game Technology, Inc., 3.25%, 5/1/14	1,833,329
3,070,000	MGM Resorts International, 4.25%, 4/15/15	3,112,212

		4,945,541

Internet & Catalog Retail (0.4%):
1,694,700	Liberty Media Corp., 3.13%, 3/30/23	2,069,652

Machinery (0.6%):
460,000	Linear Technology Corp., 3.00%, 5/1/27(a)	474,950
2,652,000	Linear Technology Corp., Series A, 3.00%, 5/1/27, Callable 5/1/14 @ 100	2,738,190

		3,213,140

Oil, Gas & Consumable Fuels (0.3%):
1,597,000	Stone Energy Corp., 1.75%, 3/1/17	1,469,240

Pharmaceuticals (0.6%):
1,396,000	Endo Pharmaceuticals Holdings, Inc., 1.75%, 4/15/15	1,678,690
635,000	Salix Pharmaceuticals, Ltd., 2.75%, 5/15/15	860,425
599,000	Salix Pharmaceuticals, Ltd., 1.50%, 3/15/19	640,930

		3,180,045

Semiconductors & Semiconductor Equipment (0.9%):
1,597,000	Lam Research Corp., 1.25%, 5/15/18	1,575,041

Principal Amount		Fair Value

Convertible Bonds, contiuned
Semiconductors & Semiconductor Equipment, contiuned
1,048,000	Micron Technology, Inc., Series A, 1.50%, 8/1/31, Callable 8/5/15 @ 100^(a)	$927,480
663,000	Novellus Systems, Inc., 2.63%, 5/15/41	814,661
512,000	Xilinx, Inc., 3.13%, 3/15/37(a)	610,560
452,000	Xilinx, Inc., 3.13%, 3/15/37 ^	539,010

		4,466,752

Thrifts & Mortgage Finance (0.2%):
1,577,000	MGIC Investment Corp., 5.00%, 5/1/17	1,070,389

Wireless Telecommunication Services (0.3%):
1,163,000	SBA Communications Corp., 1.88%, 5/1/13	1,610,755

Total Convertible Bonds (Cost $51,135,155)		52,598,364

Corporate Bonds (4.3%):
Aerospace & Defense (0.0%):
65,000	Raytheon Co., 1.63%, 10/15/15	66,723

Airlines (0.1%):
102,978	Continental Airlines 2010-A, Series A, 4.75%, 1/12/21	107,745
300,000	Continental Airlines 2012-A, Class A, 4.15%, 4/11/24	294,750
80,936	Delta Air Lines, Inc., 6.20%, 7/2/18	87,613

		490,108

Beverages (0.1%):
20,000	Anheuser-Busch InBev NV Worldwide, Inc., 5.38%, 11/15/14	22,049
135,000	Anheuser-Busch InBev NV Worldwide, Inc., 3.63%, 4/15/15	144,552
80,000	FBG Finance, Ltd., 5.13%, 6/15/15(a)	87,705

		254,306

Capital Markets (0.6%):
120,000	Bear Stearns Co., Inc., 7.25%, 2/1/18	143,463
180,000	Charles Schwab Corp. (The), 4.45%, 7/22/20	199,621

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Principal Amount		Fair Value

Corporate Bonds, continued
Capital Markets, continued
$1,050,000	Citigroup Funding, Inc., 2.25%, 12/10/12	$1,059,420
1,200,000	General Electric Capital Corp., Series G, 2.63%, 12/28/12, MTN	1,213,661
75,000	General Electric Capital Corp., Series G, 6.00%, 8/7/19, MTN	87,756
185,000	General Electric Capital Corp., 4.65%, 10/17/21, MTN	205,447
70,000	Merrill Lynch & Co., 6.88%, 4/25/18	78,326
90,000	National Rural Utilities Cooperative Finance Corp., 3.05%, 2/15/22, Callable 11/15/21 @ 100	93,345

		3,081,039

Commercial Banks (1.1%):
295,000	Bank of America Corp., 5.75%, 12/1/17	314,823
175,000	Bank of America Corp., 5.65%, 5/1/18	187,126
140,000	Capital One Financial Corp., 6.75%, 9/15/17	166,100
1,000,000	Citibank NA, 1.75%, 12/28/12	1,007,444
135,000	Citigroup, Inc., 6.13%, 11/21/17	149,570
220,000	Citigroup, Inc., 8.50%, 5/22/19	271,707
200,000	GMAC, Inc., 2.20%, 12/19/12	201,836
115,000	Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18	124,669
175,000	Goldman Sachs Group, Inc. (The), 5.25%, 7/27/21	177,768
500,000	Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	527,802
140,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	137,207
105,000	HBOS plc, 6.75%, 5/21/18(a)	99,063
120,000	JPMorgan Chase & Co., 6.00%, 1/15/18	137,743
65,000	JPMorgan Chase & Co., 6.30%, 4/23/19	75,968
150,000	JPMorgan Chase & Co., 4.40%, 7/22/20	158,210
215,000	JPMorgan Chase & Co., 4.50%, 1/24/22	231,602

Principal Amount		Fair Value

Corporate Bonds, continued
Commercial Banks, continued
$235,000	Morgan Stanley, 4.00%, 7/24/15	$233,635
295,000	Morgan Stanley, 3.45%, 11/2/15	285,661
300,000	Morgan Stanley, 3.80%, 4/29/16^	290,641
120,000	Morgan Stanley, 5.75%, 1/25/21	118,325
50,000	PNC Funding Corp., 6.70%, 6/10/19	62,170
130,000	PNC Funding Corp., 5.13%, 2/8/20	150,346
185,000	U.S. Bancorp, 2.00%, 6/14/13	187,664
250,000	U.S. Bank NA, 3.78%, 4/29/20, Callable 4/29/15 @ 100(b)	261,193
230,000	Wells Fargo & Co., 5.63%, 12/11/17	268,578

		5,826,851

Diversified Telecommunication Services (0.1%):
285,000	AT&T, Inc., 3.00%, 2/15/22	289,528
120,000	Centurylink, Inc., 5.80%, 3/15/22	119,461
165,000	Centurylink, Inc., 7.65%, 3/15/42	160,142

		569,131

Food & Staples Retailing (0.1%):
85,000	Corn Products International, Inc., 6.63%, 4/15/37	104,393
135,000	Kraft Foods, Inc., 7.00%, 8/11/37	177,647
15,000	Kraft Foods, Inc., 6.88%, 2/1/38	19,617

		301,657

Health Care Equipment & Supplies (0.0%):
130,000	CareFusion Corp., 4.13%, 8/1/12	130,347
Health Care Providers & Services (0.1%):
220,000	Aetna, Inc., 3.95%, 9/1/20	238,828
Hotels, Restaurants & Leisure (0.1%):
225,000	Wyndham Worldwide Corp., 5.63%, 3/1/21	244,986
300,000	Wyndham Worldwide Corp., 4.25%, 3/1/22, Callable 12/1/21 @ 100	302,082

		547,068

continued

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Principal Amount		Fair Value

Corporate Bonds, continued
Household Products (0.1%):
$225,000	Tupperware Brands Corp., 4.75%, 6/1/21, Callable 6/1/21 @ 100	$233,091

Independent Power Producers & Energy Traders (0.1%):
175,000	Louisville Gas & Electric Co., 1.63%, 11/15/15	177,999
125,000	Ohio Power Co., Series M, 5.38%, 10/1/21	147,578

		325,577

Insurance (0.1%):
205,000	Berkley (WR) Corp., 4.63%, 3/15/22	207,144
115,000	CNA Financial Corp., 5.88%, 8/15/20	126,460
75,000	Pacific Life Corp., 6.00%, 2/10/20(a)	81,865
80,000	Prudential Financial, Inc., Series D, 4.75%, 9/17/15, MTN	86,129
20,000	Prudential Financial, Inc., 7.38%, 6/15/19	24,410
35,000	Prudential Financial, Inc., 6.63%, 12/1/37	39,586

		565,594

IT Services (0.0%):
195,000	Hewlett-Packard Co., 2.63%, 12/9/14	199,711

Machinery (0.3%):
655,000	Deere & Co., 2.60%, 6/8/22, Callable 3/8/22 @ 100	653,854
160,000	General Electric Co., 5.25%, 12/6/17	186,839
350,000	Pentair, Inc., 5.00%, 5/15/21, Callable 2/15/21 @ 100	387,999
135,000	Waste Management, Inc., 5.00%, 3/15/14	143,657

		1,372,349

Media (0.2%):
135,000	Comcast Corp., 5.70%, 5/15/18	159,210
220,000	Cox Communications, Inc., 5.45%, 12/15/14	242,085
20,000	Cox Communications, Inc., 8.38%, 3/1/39(a)	28,146
110,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.40%, 3/15/17	110,724

Principal Amount		Fair Value

Corporate Bonds, continued
Media, continued
$185,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.15%, 3/15/42	$186,193
80,000	NBCUniversal Media LLC, 2.10%, 4/1/14	81,421
65,000	NBCUniversal Media LLC, 5.15%, 4/30/20	74,625
75,000	NBCUniversal Media LLC, 5.95%, 4/1/41	88,536
160,000	Time Warner Cable, Inc., 5.88%, 11/15/40, Callable 5/15/40 @ 100	179,070
40,000	Time Warner, Inc., 5.88%, 11/15/16	46,841

		1,196,851

Metals & Mining (0.1%):
215,000	Freeport-McMoRan Copper & Gold, Inc., 1.40%, 2/13/15	214,266
425,000	Newmont Mining Corp., 3.50%, 3/15/22, Callable 12/15/21 @ 100	419,474

		633,740

Oil, Gas & Consumable Fuels (0.2%):
55,000	Enterprise Products Operating LP, 5.25%, 1/31/20	63,002
75,000	Enterprise Products Partners LP, 6.50%, 1/31/19	90,395
50,000	Hess Corp., 5.60%, 2/15/41	53,058
190,000	Phillips 66, 1.95%, 3/5/15(a)	191,361
175,000	Plains All American Pipeline LP, 3.65%, 6/1/22, Callable 3/1/22 @ 100	178,704
375,000	Southwestern Energy Co., 4.10%, 3/15/22(a)	380,077
45,000	Spectra Energy Capital Corp., 7.50%, 9/15/38	59,499
45,000	Texas East Transmission, 7.00%, 7/15/32	58,287

		1,074,383

Paper & Forest Products (0.0%):
125,000	International Paper Co., 6.00%, 11/15/41, Callable 5/15/41 @ 100	140,928

Pharmaceuticals (0.1%):
110,000	Express Scripts, Inc., 3.13%, 5/15/16	114,529

continued

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Principal Amount		Fair Value

Corporate Bonds, continued
Pharmaceuticals, continued
$85,000	GlaxoSmithKline plc, 5.65%, 5/15/18	$102,750
75,000	Medco Health Solutions, Inc., 2.75%, 9/15/15	77,121
95,000	Merck & Co., Inc., 5.00%, 6/30/19	113,907

		408,307

Professional Services (0.0%):
115,000	ERAC USA Finance Co., 2.75%, 7/1/13 (a)	116,532

Real Estate Investment Trusts (REITs) (0.2%):
55,000	American Tower Corp., 4.63%, 4/1/15	58,217
443,000	American Tower Corp., 4.50%, 1/15/18	468,257
115,000	Digital Realty Trust LP, 4.50%, 7/15/15	120,112
185,000	Senior Housing Properties Trust, 4.30%, 1/15/16, Callable 10/15/15 @ 100	185,172
115,000	Simon Property Group LP, 4.75%, 3/15/42, Callable 9/15/41 @ 100	115,046
95,000	Ventas Realty LP/Capital Corp., 4.25%, 3/1/22	95,658

		1,042,462

Real Estate Management & Development (0.0%):
75,000	WEA Finance LLC, 7.13%, 4/15/18(a)	88,842

Road & Rail (0.1%):
20,000	CSX Corp., 6.15%, 5/1/37	24,535
140,000	CSX Corp., 5.50%, 4/15/41, Callable 10/15/40 @ 100	157,392
105,000	Ryder System, Inc., 3.15%, 3/2/15, MTN	108,374
20,000	Union Pacific Corp., 6.13%, 2/15/20	24,699

		315,000

Software (0.0%):
75,000	Adobe Systems, Inc., 4.75%, 2/1/20	83,776

Specialty Retail (0.2%):
100,000	Advance Auto Parts, Inc., 5.75%, 5/1/20	113,011
140,000	AutoZone, Inc., 6.50%, 1/15/14	151,275

Principal Amount		Fair Value

Corporate Bonds, continued
Specialty Retail, contiuned
$155,000	Best Buy Co., Inc., 5.50%, 3/15/21, Callable 12/15/20 @ 100	$142,300
115,670	CVS Pass-Through Trust, 6.04%, 12/10/28	130,454
355,000	Target Corp., 2.90%, 1/15/22	362,729
15,000	Wal-Mart Stores, Inc., 6.50%, 8/15/37	21,156
20,000	Yum! Brands, Inc., 6.25%, 3/15/18	23,699

		944,624

Textiles, Apparel & Luxury Goods (0.0%):
195,000	Cintas Corp., 2.85%, 6/1/16	202,530

Wireless Telecommunication Services (0.3%):
515,000	ALLTEL Corp., 7.00%, 3/15/16	615,982
215,000	AT&T, Inc., 1.60%, 2/15/17	215,275
1,000	AT&T, Inc., 8.00%, 11/15/31	1,482
28,000	AT&T, Inc., 5.35%, 9/1/40	32,135
10,000	Corning, Inc., 6.63%, 5/15/19	12,191
25,000	SBC Communications, Inc., 6.15%, 9/15/34	30,128
65,000	Verizon Communications, Inc., 3.00%, 4/1/16	69,090
65,000	Verizon Communications, Inc., 6.35%, 4/1/19	81,022
120,000	Verizon Communications, Inc., 8.95%, 3/1/39	197,650
90,000	Verizon Communications, Inc., 4.75%, 11/1/41	98,991

		1,353,946

Total Corporate Bonds (Cost $20,798,500)		21,804,301

Yankee Dollars (1.6%):
Aerospace & Defense (0.1%):
275,000	BAA Funding Ltd., 2.50%, 6/25/15	276,539

Commercial Banks (0.6%):
65,000	Abbey National Treasury Services plc, 2.88%, 4/25/14	63,387
100,000	Abbey National Treasury Services plc, 3.88%, 11/10/14(a)	98,517

continued

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Principal Amount		Fair Value

Yankee Dollars continued
Commercial Banks, continued
$85,000	Abbey National Treasury Services plc, 4.00%, 4/27/16	$83,753
135,000	Bank of Nova Scotia, NY, 2.38%, 12/17/13	138,205
100,000	Barclays Bank plc, 2.75%, 2/23/15	100,672
175,000	Barclays Bank plc, 6.75%, 5/22/19	204,146
110,000	Barclays Bank plc, 5.14%, 10/14/20	103,958
155,000	BPCE SA, 2.38%, 10/4/13(a)	152,179
255,000	HSBC Bank plc, 4.13%, 8/12/20(a)	265,786
375,000	ING Bank NV, 3.75%, 3/7/17(a)	373,241
250,000	Lloyds TSB Bank plc, 4.88%, 1/21/16	262,459
100,000	Lloyds TSB Bank plc, 5.80%, 1/13/20(a)	106,901
125,000	National Australia Bank, 3.75%, 3/2/15(a)	130,620
180,000	Rabobank Nederland NV, 4.75%, 1/15/20(a)	193,691
100,000	Royal Bank of Scotland plc, 4.88%, 3/16/15	103,475
100,000	Santander U.S. Debt SA, 3.72%, 1/20/15(a)	93,012
305,000	Societe Generale, 2.50%, 1/15/14(a)	299,585
100,000	Standard Chartered plc, 3.85%, 4/27/15(a)	104,605
60,000	UBS AG Stamford CT, Series BKNT, 5.88%, 12/20/17	67,020
120,000	UBS AG Stamford CT, Series BKNT, 5.75%, 4/25/18	132,931
160,000	Westpac Banking Corp., NY, 2.10%, 8/2/13	162,367

		3,240,510

Electronic Equipment, Instruments & Components (0.0%):
70,000	Philips Electronics NV, 5.75%, 3/11/18	82,872

Food & Staples Retailing (0.0%):
40,000	Delhaize Group, 5.88%, 2/1/14	42,121
100,000	Grupo Bimbo SAB de C.V., 4.88%, 6/30/20(a)	110,240

		152,361

Principal Amount		Fair Value

Yankee Dollars continued
Independent Power Producers & Energy Traders (0.1%):
$50,000	Electricite de France, 4.60%, 1/27/20(a)	$52,910
100,000	Enel Finance International SA, 5.13%, 10/7/19(a)	95,526
100,000	Iberdrola Finance Ireland, Ltd., 3.80%, 9/11/14(a)	97,308

		245,744

Insurance (0.0%):
100,000	AEGON NV, 4.63%, 12/1/15	106,712

Media (0.0%):
100,000	WPP Finance, 8.00%, 9/15/14	112,777

Metals & Mining (0.3%):
100,000	Anglo American Capital plc, 9.38%, 4/8/19(a)	132,522
205,000	ArcelorMittal, 3.75%, 8/5/15	206,136
145,000	ArcelorMittal, 9.85%, 6/1/19	172,556
30,000	ArcelorMittal, 5.50%, 3/1/21	28,396
30,000	ArcelorMittal, 6.75%, 3/1/41	28,002
155,000	Barrick Gold Corp., 2.90%, 5/30/16	162,587
140,000	Barrick Gold Corp., 3.85%, 4/1/22	144,945
150,000	Barrick Gold Corp., 5.25%, 4/1/42	160,695
265,000	Gold Fields Holdings Co., Ltd., 4.88%, 10/7/20(a)	252,504
100,000	Rio Tinto Finance (USA), Ltd., 9.00%, 5/1/19	136,727
55,000	Vale Overseas, Ltd., 5.63%, 9/15/19	60,971
65,000	Vale Overseas, Ltd., 6.88%, 11/10/39^	75,945

		1,561,986

Oil, Gas & Consumable Fuels (0.1%):
150,000	Husky Energy, Inc., 3.95%, 4/15/22, Callable 1/15/22 @ 100	152,919
70,000	Noble Holding International, Ltd., 2.50%, 3/15/17	71,083
130,000	Petroleos Mexicanos, 5.50%, 1/21/21	146,900
40,000	Shell International Finance B.V., 3.10%, 6/28/15	42,675

		413,577

continued

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Principal Amount		Fair Value

Yankee Dollars continued
Real Estate Management & Development (0.1%):
$430,000	Dexus Diversified Trust / Dexus Office Trust, 5.60%, 3/15/21(a)	$445,523

Thrifts & Mortgage Finance (0.0%):
180,000	Nationwide Building Society, 6.25%, 2/25/20(a)	194,172

Wireless Telecommunication Services (0.3%):
200,000	America Movil SAB de C.V., 2.38%, 9/8/16	205,180
75,000	Deutsche Telekom International Finance BV, 6.00%, 7/8/19	88,555
120,000	France Telecom SA, 5.38%, 1/13/42	126,770
155,000	Telecom Italia Capital SA, 7.00%, 6/4/18	154,225
760,000	Virgin Media Secured Finance plc, 6.50%, 1/15/18, Callable 1/15/14 @ 103.25	826,500

		1,401,230

Total Yankee Dollars (Cost $7,957,658)		8,234,003

Municipal Bond (0.0%):
Texas (0.0%):
80,000	Texas State Transportation Commission, Build America Bonds, Revenue, Series B, 5.03%, 4/1/26	95,748

Total Municipal Bonds (Cost $80,000)		95,748

U.S. Government Agency Mortgages (0.4%):
Federal Home Loan Mortgage Corporation (0.2%)
250,000	3.00%, 7/28/14	263,121
950,000	4.88%, 6/13/18	1,150,526

		1,413,647

Federal National Mortgage Association (0.2%)
540,000	4.38%, 10/15/15	606,109
185,000	6.63%, 11/15/30	280,672
		886,781

Total U.S. Government Agency Mortgages (Cost $2,042,404)		2,300,428

U.S. Treasury Obligations (13.4%):
U.S. Treasury Bonds (1.5%)
300,000	6.63%, 2/15/27	468,750
1,280,000	3.50%, 2/15/39	1,481,201
420,000	4.25%, 5/15/39	548,559
400,000	4.38%, 11/15/39	532,812
350,000	4.63%, 2/15/40	484,148
2,500,000	4.25%, 11/15/40	3,270,312
1,000,000	3.13%, 11/15/41	1,075,000

		7,860,782

Shares or Principal Amount		Fair Value

U.S. Treasury Obligations, continued
U.S. Treasury Notes (11.9%)
$250,000	4.38%, 8/15/12	$251,279
180,000	4.13%, 8/31/12	181,174
500,000	1.38%, 1/15/13	503,184
1,680,000	2.75%, 10/31/13	1,734,666
20,000,000	0.13%, 12/31/13	19,946,880
3,000,000	0.25%, 2/28/14	2,996,952
1,350,000	1.75%, 3/31/14	1,383,329
2,000,000	0.25%, 4/30/14	1,997,578
200,000	2.63%, 6/30/14	209,156
2,470,000	2.25%, 1/31/15	2,588,096
2,300,000	2.50%, 3/31/15	2,432,250
13,500,000	2.63%, 4/30/16	14,554,687
200,000	0.63%, 5/31/17 ^	199,078
9,000,000	1.25%, 1/31/19	9,123,750
6,000	3.63%, 2/15/20	7,058
1,500,000	2.63%, 11/15/20	1,648,711
85,000	2.13%, 8/15/21	89,343
70,000	2.00%, 11/15/21	72,576
45,000	1.75%, 5/15/22 ^	45,366
500,000	6.88%, 8/15/25	781,016

		60,746,129

Total U.S. Treasury Obligations (Cost $65,917,107)		68,606,911

Exchange Traded Fund (0.2%):
60,300	SPDR S&P Homebuilders^	1,287,405

Total Exchange Traded Funds (Cost $1,055,610)		1,287,405

Securities Held as Collateral for Securities on Loan (1.3%):
$6,586,636	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	6,586,636

Total Securities Held as Collateral for Securities on Loan (Cost $6,586,636)		6,586,636

Unaffiliated Investment Company (7.8%):
40,165,523	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(d)	40,165,523

Total Unaffiliated Investment Company (Cost $40,165,523)		40,165,523

Total Investment Securities (Cost $466,085,957)+(e) — 101.1%		518,250,185
Net other assets (liabilities) — (1.1)%		(5,547,646)

Net Assets — 100.0%		$512,702,539

Percentages indicated are based on net assets as of June 30, 2012.

ADR—American Depositary Receipt

MTN—Medium Term Note

NYS—New York Shares

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

+	The $511,663,549 aggregate value of investment securities are segregated as available collateral for open forward currency contracts.

*	Non-income producing security

^	This security or a partial position of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $6,535,396.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Variable rate security. The rate presented represents the rate in effect at June 30, 2012. The date presented represents the final maturity date.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2012.

(d)	The rate represents the effective yield at June 30, 2012.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2012:

Country	Percentage
Australia	0.2%
Belgium	—	^
British Virgin Islands	—	^
Canada	0.1
Cayman Islands	—	^
France	0.1
Guernsey	0.6
Ireland (Republic of)	0.9
Jersey	0.1
Luxembourg	0.1
Mexico	0.5
Netherlands	1.1
Panama	0.7
Spain	—	^
Switzerland	1.5
United Kingdom	2.8
United States	91.3

	100.0%

^	Represents less than 0.05%.

At June 30, 2012, the Fund’s open forward currency contracts were as follows:

Short Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
British Pound	Credit Suisse First Boston	7/12/12	3,178,316	4,953,739	4,976,772	(23,033)
European Euro	Bank of New York Mellon	7/12/12	4,025,097	5,051,054	5,093,422	(42,368)

				10,004,793	10,070,194	(65,401)

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Long Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
European Euro	Bank of New York Mellon	7/12/12	676,553	849,000	856,122	7,122
European Euro	Credit Suisse First Boston	7/12/12	735,673	928,000	930,932	2,932

				1,777,000	1,787,054	10,054

See accompanying notes to the financial statements.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets:
Investment securities, at cost	$466,085,957

Investment securities, at value*	$518,250,185
Cash	40,798
Interest and dividends receivable	1,684,508
Foreign currency, at value (cost $1)	1
Unrealized appreciation on forward currency contracts	10,054
Receivable for capital shares issued	144,286
Receivable for expenses paid indirectly	3,651
Receivable for investments sold	1,789,063
Prepaid expenses	2,158

Total Assets	521,924,704

Liabilities:
Unrealized depreciation on forward currency contracts	65,401
Payable for investments purchased	1,654,693
Payable for capital shares redeemed	481,355
Payable for collateral received on loaned securities	6,586,636
Manager fees payable	271,708
Administration fees payable	19,147
Distribution fees payable	102,139
Custodian fees payable	3,818
Administrative and compliance services fees payable	3,697
Other accrued liabilities	33,571

Total Liabilities	9,222,165

Net Assets	$512,702,539

Net Assets Consist of:
Capital	$462,446,927
Accumulated net investment income/(loss)	9,697,168
Accumulated net realized gains/(losses) from investment transactions	(11,550,436)
Net unrealized appreciation/(depreciation) on investments	52,108,880

Net Assets	$512,702,539

Shares of beneficial interest (unlimited number of shares authorized, no par value)	41,857,975
Net Asset Value (offering and redemption price per share)	$12.25

*	Includes securities on loan of $6,535,396.

Statement of Operations

For the Six Months Ended June 30, 2012

(Unaudited)

Investment Income:
Interest	$1,856,824
Dividends	4,252,401
Income from securities lending	36,552

Total Investment Income	6,145,777

Expenses:
Manager fees	1,834,017
Administration fees	110,503
Distribution fees	611,339
Custodian fees	11,676
Administrative and compliance services fees	7,596
Trustee fees	16,586
Professional fees	18,065
Shareholder reports	18,922
Other expenses	8,643

Total expenses before reductions	2,637,347
Less expenses voluntarily waived/reimbursed by the Manager	(207,238)
Less expenses paid indirectly	(12,355)

Net expenses	2,417,754

Net Investment Income/(Loss)	3,728,023

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	2,216,442
Net realized gains/(losses) on forward currency contracts	534,695
Change in unrealized appreciation/depreciation on investments	20,905,283

Net Realized/Unrealized Gains/(Losses) on Investments	23,656,420

Change in Net Assets Resulting From Operations	$27,384,443

See accompanying notes to the financial statements.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Statements of Changes in Net Assets

	AZL Invesco Equity and Income Fund
	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$3,728,023	$6,369,762
Net realized gains/(losses) on investment transactions	2,751,137	2,181,484
Payments by affiliates for the violation of certain investment policies and limitations.	—	1,491
Change in unrealized appreciation/depreciation on investments	20,905,283	(19,761,900)

Change in net assets resulting from operations	27,384,443	(11,209,163)

Dividends to Shareholders:
From net investment income	—	(5,032,142)

Change in net assets resulting from dividends to shareholders	—	(5,032,142)

Capital Transactions:
Proceeds from shares issued	79,037,527	137,844,982
Proceeds from dividends reinvested	—	5,032,142
Value of shares redeemed	(36,115,782)	(35,397,971)

Change in net assets resulting from capital transactions	42,921,745	107,479,153

Change in net assets	70,306,188	91,237,848
Net Assets:
Beginning of period	442,396,351	351,158,503

End of period	$512,702,539	$442,396,351

Accumulated net investment income/(loss)	$9,697,168	$5,308,358

Share Transactions:
Shares issued	6,524,284	11,537,734
Dividends reinvested	—	456,223
Shares redeemed	(3,003,244)	(3,036,817)

Change in shares	3,521,040	8,957,140

See accompanying notes to the financial statements.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2012		Year Ended December 31,
			2011		2010	2009	2008	2007
	(Unaudited)
Net Asset Value, Beginning of Period	$11.54		$11.95		$10.83	$9.00	$12.57	$12.68

Investment Activities:
Net Investment Income/(Loss)	0.07		0.14		0.12	0.07	0.34	0.26
Net Realized and Unrealized Gains/(Losses) on Investments	0.64		(0.41)		1.14	1.98	(3.25)	0.13

Total from Investment Activities	0.71		(0.27)		1.26	2.05	(2.91)	0.39

Dividends to Shareholders From:
Net Investment Income	—		(0.14)		(0.14)	(0.22)	(0.30)	(0.20)
Net Realized Gains	—		—		—	—	(0.36)	(0.30)

Total Dividends	—		(0.14)		(0.14)	(0.22)	(0.66)	(0.50)

Net Asset Value, End of Period	$12.25		$11.54		$11.95	$10.83	$9.00	$12.57

Total Return(a)	6.15	%(b)	(2.18	)%(c)	11.74%	22.85%	(23.92)%	3.07%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$512,703		$442,396		$351,159	$242,485	$135,765	$244,193
Net Investment Income/(Loss)(d)	1.52%		1.57%		1.49%	1.80%	2.37%	2.05%
Expenses Before Reductions(d)(e)	1.08%		1.09%		1.10%	1.13%	1.13%	1.11%
Expenses Net of Reductions(d)	0.99%		1.01%		1.02%	1.07%	1.07%	1.06%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	0.99%		1.01%		1.02%	1.07%	1.07%	1.06%
Portfolio Turnover Rate	15	%(b)	28%		37%	69%	59%	69%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	During the year ended December 31, 2011, Invesco Advisers, Inc. reimbursed $1,491 to the Fund in connection with violations of certain investment policies and limitations. The corresponding impact to the return was less than 0.005%.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Invesco Equity and Income Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2012 are presented on the Fund’s Schedule of Portfolio Investments (“Schedule”). The average outstanding amount of securities on loan was $13.8 million for the period ended June 30, 2012.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $3,591 during the period ended June 30, 2012. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Fund may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2012, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The contract amount of forward currency contracts outstanding was $11.8 million as of June 30, 2012. The monthly average amount for these contracts was $13.2 million for the period ended June 30, 2012.

Futures Contracts

During the period ended June 30, 2012, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Summary of Derivative Instruments

The following is a summary of the fair value of derivative instruments as of June 30, 2012.

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value
Foreign Currency Contracts	Unrealized appreciation on forward currency contracts	$10,054	Unrealized depreciation on forward currency contracts	$65,401

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2012:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/ (Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Foreign Currency Contracts	Net realized gains/(losses) on forward currency contracts / change in unrealized appreciation/depreciation on investments	$534,695	$(431,261)

New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Invesco Advisers, Inc. (“Invesco”), Invesco provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2013.

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Invesco Equity and Income Fund	0.75%	1.20%

*	The Manager voluntarily reduced the management fee to 0.70% on the first $100 million in assets, 0.675% on the next $100 million in assets, and 0.65% on assets above $200 million. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2012, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $2,828 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting and a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$309,286,102	$—	$—	$309,286,102
Convertible Bonds+	—	52,598,364	—	52,598,364
Corporate Bonds+	—	21,804,301	—	21,804,301
Exchange Traded Fund	1,287,405	—	—	1,287,405
Municipal Bond	—	95,748	—	95,748
Convertible Preferred Stock+	—	820,488	—	820,488
Preferred Stocks+	—	6,464,276	—	6,464,276
U.S. Government Agency Mortgages	—	2,300,428	—	2,300,428
U.S. Treasury Obligations	—	68,606,911	—	68,606,911
Yankee Dollars	—	8,234,003	—	8,234,003
Securities Held as Collateral for Securities on Loan	—	6,586,636	—	6,586,636
Unaffiliated Investment Company	40,165,523	—	—	40,165,523

Total Investment Securities	$350,739,030	$167,511,155	$—	$518,250,185

Other Financial Instruments:*
Forward Currency Contracts	—	(55,347)	—	(55,347)

Total Investments	$350,739,030	$167,455,808	$—	$518,194,838

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

*	Other Financial Instruments would include any derivative instruments, such as futures contracts, forward contracts and options contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Invesco Equity and Income Fund	$142,019,442	$66,345,986

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $470,360,573. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$62,520,896
Unrealized depreciation	(14,631,284)

Net unrealized appreciation	$47,889,612

As of the end of their tax year ended December 31, 2011, the following Portfolios have capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Short-term Amount	Expires
AZL Invesco Equity and Income Fund	$151,980	12/31/2016
	11,069,112	12/31/2017

During the year ended December 31, 2011, the Fund utilized $1,310,290 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2011 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Invesco Equity and Income Fund	$5,032,142	$—	$5,032,142

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Invesco Equity and Income Fund	$8,002,548	$(11,221,092)	$26,089,713	$22,871,169

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2012.

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

7.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

22

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

23

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL® Invesco Growth and Income Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Growth and Income Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Invesco Growth and Income Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Invesco Growth and Income Fund	$1,000.00	$1,073.10	$5.10	0.99%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Invesco Growth and Income Fund	$1,000.00	$1,019.94	$4.97	0.99%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

Portfolio Composition

(Unaudited)

Investments	Percent of net assets+
Financials	19.7%
Health Care	12.2
Consumer Staples	11.7
Consumer Discretionary	11.2
Energy	9.8
Information Technology	9.8
Industrials	9.4
Unaffiliated Investment Company	7.8

Investments	Percent of net assets+
Telecommunication Services	3.5%
Utilities	3.0
Materials	1.3
Securities Held as Collateral for Securities on Loan	0.5
Exchange Traded Funds	0.4

Total	100.3%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

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ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks (91.7%):
Beverages (2.8%):
26,739	Coca-Cola Co. (The)	$2,090,722
78,772	PepsiCo, Inc.	5,566,030

		7,656,752

Biotechnology (0.3%):
11,442	Amgen, Inc.	835,724

Capital Markets (2.7%):
201,928	Charles Schwab Corp. (The)	2,610,929
49,640	Northern Trust Corp.	2,284,433
56,992	State Street Corp.	2,544,123

		7,439,485

Chemicals (1.3%):
32,329	PPG Industries, Inc.	3,430,754

Commercial Banks (6.4%):
89,241	BB&T Corp.	2,753,085
62,724	Comerica, Inc.	1,926,254
153,573	Fifth Third Bancorp	2,057,878
87,975	PNC Financial Services Group, Inc.	5,376,152
63,850	U.S. Bancorp	2,053,416
103,473	Wells Fargo & Co.	3,460,137

		17,626,922

Commercial Services & Supplies (0.8%):
54,859	Cintas Corp.	2,118,106

Communications Equipment (0.4%):
70,201	Juniper Networks, Inc.*	1,144,978

Computers & Peripherals (0.5%):
44,407	Dell, Inc.*	555,976
41,040	Hewlett-Packard Co.	825,314

		1,381,290

Diversified Financial Services (6.0%):
167,942	Citigroup, Inc.	4,603,290
327,553	JPMorgan Chase & Co.	11,703,469

		16,306,759

Diversified Telecommunication Services (1.4%):
87,574	Verizon Communications, Inc.	3,891,789

Electric Utilities (3.0%):
30,403	American Electric Power Co., Inc.	1,213,080
48,325	Edison International	2,232,615
22,451	Entergy Corp.	1,524,198
50,037	FirstEnergy Corp.	2,461,320
17,326	Pinnacle West Capital Corp.	896,447

		8,327,660

Energy Equipment & Services (1.3%):
43,024	Baker Hughes, Inc.	1,768,286
9,773	Cameron International Corp.*	417,405
43,549	Halliburton Co.	1,236,356

		3,422,047

Shares		Fair Value

Common Stocks, continued
Food & Staples Retailing (1.7%):
101,475	Sysco Corp.	$3,024,970
56,389	Walgreen Co.	1,667,986

		4,692,956

Food Products (3.4%):
92,074	Archer-Daniels-Midland Co.	2,718,024
69,738	Kraft Foods, Inc., Class A	2,693,282
117,592	Unilever NV, NYS	3,921,693

		9,332,999

Health Care Equipment & Supplies (1.8%):
125,910	Medtronic, Inc.	4,876,494

Health Care Providers & Services (3.4%):
19,531	Cardinal Health, Inc.	820,302
46,300	CIGNA Corp.	2,037,200
88,109	UnitedHealth Group, Inc.	5,154,376
22,191	WellPoint, Inc.	1,415,564

		9,427,442

Hotels, Restaurants & Leisure (1.0%):
81,513	Carnival Corp.	2,793,451

Household Products (2.3%):
20,076	Energizer Holdings, Inc.*	1,510,719
75,934	Procter & Gamble Co. (The)	4,650,958

		6,161,677

Industrial Conglomerates (7.2%):
632,311	General Electric Co.	13,177,361
122,789	Tyco International, Ltd.	6,489,399

		19,666,760

Insurance (4.7%):
45,898	Aon plc	2,147,109
29,493	Chubb Corp. (The)	2,147,680
218,838	Marsh & McLennan Cos., Inc.	7,053,149
41,160	Willis Group Holdings plc	1,501,928

		12,849,866

Internet Software & Services (2.8%):
181,326	eBay, Inc.*	7,617,505

IT Services (1.9%):
92,956	Amdocs, Ltd.*	2,762,652
140,295	Western Union Co.	2,362,568

		5,125,220

Machinery (1.5%):
95,750	Ingersoll-Rand plc	4,038,735

Media (8.1%):
212,168	Comcast Corp., Class A	6,783,011
59,497	Time Warner Cable, Inc.	4,884,704
131,854	Time Warner, Inc.	5,076,379
114,062	Viacom, Inc., Class B	5,363,195

		22,107,289

Multiline Retail (0.7%):
44,252	Kohl’s Corp.	2,013,023

continued

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Oil, Gas & Consumable Fuels (8.5%):
76,072	Anadarko Petroleum Corp.	$5,035,966
49,495	Chevron Corp.	5,221,723
28,454	ConocoPhillips	1,590,010
36,774	Devon Energy Corp.	2,132,524
42,313	Exxon Mobil Corp.	3,620,723
13,012	Hess Corp.	565,371
21,673	Occidental Petroleum Corp.	1,858,893
14,228	Phillips 66*	472,939
89,814	Williams Cos., Inc. (The)	2,588,440
17,918	WPX Energy, Inc.*^	289,913

		23,376,502

Personal Products (1.5%):
254,230	Avon Products, Inc.	4,121,068

Pharmaceuticals (6.7%):
138,064	Bristol-Myers Squibb Co.	4,963,401
28,662	Eli Lilly & Co.	1,229,887
23,597	Hospira, Inc.*	825,423
131,487	Merck & Co., Inc.	5,489,582
249,959	Pfizer, Inc.	5,749,057

		18,257,350

Semiconductors & Semiconductor Equipment (1.8%):
195,798	Applied Materials, Inc.	2,243,845
95,576	Intel Corp.	2,547,101

		4,790,946

Software (2.5%):
221,081	Microsoft Corp.	6,762,868

Shares or Principal Amount		Fair Value

Common Stocks, continued
Specialty Retail (1.3%):
69,307	Home Depot, Inc. (The)	$3,672,578

Wireless Telecommunication Services (2.0%):
198,960	Vodafone Group plc, Sponsored ADR	5,606,693

Total Common Stocks (Cost $210,900,605)		250,873,687

Exchange Traded Fund (0.4%):
48,300	SPDR S&P Homebuilders^	1,031,205

Total Exchange Traded Funds (Cost $845,568)		1,031,205

Securities Held as Collateral for Securities on Loan (0.5%):
$1,278,950	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	1,278,950

Total Securities Held as Collateral for Securities on Loan (Cost $1,278,950)		1,278,950

Unaffiliated Investment Company (7.8%):
21,368,740	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(b)	21,368,740

Total Unaffiliated Investment Company (Cost $21,368,740)		21,368,740

Total Investment Securities (Cost $234,393,862)+(c) — 100.3%		274,552,582
Net other assets (liabilities) — (0.3)%		(928,593)

Net Assets — 100.0%		$273,623,989

Percentages indicated are based on net assets as of June 30, 2012.

ADR—American Depositary Receipt

NYS—New York Shares

+	The $273,273,632 aggregate value of investment securities are segregated as available collateral for open forward currency contracts.

*	Non-income producing security

^	This security or a partial position of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $1,289,818.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2012.

(b)	The rate represents the effective yield at June 30, 2012.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2012:

Country	Percentage
Guernsey	1.0%
Ireland (Republic of)	1.5
Netherlands	1.4
Panama	1.0
Switzerland	2.4
United Kingdom	3.4
United States	89.3

100.0%

At June 30, 2012, the Fund’s open forward currency contracts were as follows:

Short Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
British Pound	Credit Suisse First Boston	7/12/12	2,535,371	3,951,642	3,970,015	(18,373)
European Euro	Bank of New York Mellon	7/12/12	3,239,002	4,064,591	4,098,685	(34,094)

				8,016,233	8,068,700	(52,467)

Long Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
European Euro	Bank of New York Mellon	7/12/12	483,708	607,000	612,092	5,092
European Euro	Credit Suisse First Boston	7/12/12	556,511	702,000	704,218	2,218

				1,309,000	1,316,310	7,310

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Growth and Income Fund

Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets:
Investment securities, at cost	$234,393,862

Investment securities, at value*	$274,552,582
Cash	31,596
Interest and dividends receivable	580,209
Foreign currency, at value (cost $1)	1
Unrealized appreciation on forward currency contracts	7,310
Receivable for capital shares issued	30,534
Receivable for expenses paid indirectly	2,238
Receivable for investments sold	1,671,976
Prepaid expenses	1,128

Total Assets	276,877,574

Liabilities:
Unrealized depreciation on forward currency contracts	52,467
Payable for investments purchased	1,638,695
Payable for capital shares redeemed	48,077
Payable for collateral received on loaned securities	1,278,950
Manager fees payable	143,048
Administration fees payable	9,024
Distribution fees payable	54,230
Custodian fees payable	4,139
Administrative and compliance services fees payable	2,408
Other accrued liabilities	22,547

Total Liabilities	3,253,585

Net Assets	$273,623,989

Net Assets Consist of:
Capital	$247,264,758
Accumulated net investment income/(loss)	5,815,139
Accumulated net realized gains/(losses) from investment transactions	(19,569,471)
Net unrealized appreciation/(depreciation) on investments	40,113,563

Net Assets	$273,623,989

Shares of beneficial interest (unlimited number of shares authorized, no par value)	24,543,710
Net Asset Value (offering and redemption price per share)	$11.15

*	Includes securities on loan of $1,289,818.

Statement of Operations

For the Six Months Ended June 30, 2012

(Unaudited)

Investment Income:
Dividends	$3,271,585
Income from securities lending	23,277

Total Investment Income	3,294,862

Expenses:
Manager fees	1,013,341
Administration fees	52,438
Distribution fees	334,424
Custodian fees	10,678
Administrative and compliance services fees	4,267
Trustee fees	9,342
Professional fees	10,297
Shareholder reports	11,154
Other expenses	4,678

Total expenses before reductions	1,450,619
Less expenses voluntarily waived/reimbursed by the Manager	(131,405)
Less expenses paid indirectly	(9,979)

Net expenses	1,309,235

Net Investment Income/(Loss)	1,985,627

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	3,787,468
Net realized gains/(losses) on forward currency contracts	427,973
Change in unrealized appreciation/depreciation on investments	12,129,110

Net Realized/Unrealized Gains/(Losses) on Investments	16,344,551

Change in Net Assets Resulting From Operations	$18,330,178

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Statements of Changes in Net Assets

	AZL Invesco Growth and Income Fund
	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$1,985,627	$3,448,636
Net realized gains/(losses) on investment transactions	4,215,441	1,801,489
Payments by affiliates for the violation of certain investment policies and limitations	—	1,687
Change in unrealized appreciation/depreciation on investments	12,129,110	(11,021,396)

Change in net assets resulting from operations	18,330,178	(5,769,584)

Dividends to Shareholders:
From net investment income	—	(2,285,285)

Change in net assets resulting from dividends to shareholders	—	(2,285,285)

Capital Transactions:
Proceeds from shares issued	16,264,784	35,049,634
Proceeds from dividends reinvested	—	2,285,285
Value of shares redeemed	(12,272,510)	(45,436,950)

Change in net assets resulting from capital transactions	3,992,274	(8,102,031)

Change in net assets	22,322,452	(16,156,900)
Net Assets:
Beginning of period	251,301,537	267,458,437

End of period	$273,623,989	$251,301,537

Accumulated net investment income/(loss)	$5,815,139	$3,829,512

Share Transactions:
Shares issued	1,482,203	3,283,048
Dividends reinvested	—	236,083
Shares redeemed	(1,130,888)	(4,328,893)

Change in shares	351,315	(809,762)

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Growth and Income Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30,		Year Ended December 31,
	2012		2011		2010	2009	2008	2007
	(Unaudited)
Net Asset Value, Beginning of Period	$10.39		$10.70		$9.61	$7.95	$12.95	$13.37

Investment Activities:
Net Investment Income/(Loss)	0.08		0.15		0.07	0.12	0.24	0.22
Net Realized and Unrealized Gains/(Losses) on Investments	0.68		(0.36)		1.11	1.75	(4.31)	0.14

Total from Investment Activities	0.76		(0.21)		1.18	1.87	(4.07)	0.36

Dividends to Shareholders From:
Net Investment Income	—		(0.10)		(0.09)	(0.21)	(0.24)	(0.18)
Net Realized Gains	—		—		—	—	(0.69)	(0.60)

Total Dividends	—		(0.10)		(0.09)	(0.21)	(0.93)	(0.78)

Net Asset Value, End of Period	$11.15		$10.39		$10.70	$9.61	$7.95	$12.95

Total Return(a)	7.31	%(b)	(1.94	)%(c)	12.37%	23.64%	(32.86)%	2.64%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$273,624		$251,302		$267,458	$183,359	$159,898	$327,862
Net Investment Income/(Loss)(d)	1.48%		1.32%		1.03%	1.32%	1.71%	1.39%
Expenses Before Reductions(d) (e)	1.08%		1.09%		1.10%	1.13%	1.12%	1.09%
Expenses Net of Reductions(d)	0.98%		0.98%		0.99%	1.00%	1.00%	0.99%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d) (f)	0.99%		0.99%		1.00%	1.03%	1.03%	1.00%
Portfolio Turnover Rate	17	%(b)	22%		34%	54%	40%	25%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year

(c)	During the year ended December 31, 2011, Invesco Advisers, Inc. reimbursed $1,687 to the Fund in connection with violations of certain investment policies and limitations. The corresponding impact to the return was 0.01%.

(d)	Annualized for periods less than one year

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Growth and Income Fund

Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Invesco Growth and Income Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Growth and Income Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2012 are presented on the Fund’s Schedule of Portfolio Investments (“Schedule”). The average outstanding amount of securities on loan was $4.3 million for the period ended June 30, 2012.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Growth and Income Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $2,301 during the period ended June 30, 2012. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Fund may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2012, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The contract amount of forward currency contracts outstanding was $9.3 million as of June 30, 2012. The monthly average amount for these contracts was $10.6 million for the period ended June 30, 2012.

Futures Contracts

During the period ended June 30, 2012, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Summary of Derivative Instruments

The following is a summary of the fair value of derivative instruments as of June 30, 2012.

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statements of Assets and Liabilities Location	Total Fair Value	Statements of Assets and Liabilities Location	Total Fair Value
Foreign Currency Contracts	Unrealized appreciation on forward currency contracts	$7,310	Unrealized depreciation on forward currency contracts	$52,467

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Growth and Income Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2012:

Primary Risk Exposure	Location of Gains /(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Foreign Currency Contracts	Net realized gains/(losses) on forward currency contracts / change in unrealized appreciation/depreciation on investments	$427,973	$(380,907)

New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Invesco Advisers, Inc. (“Invesco”), Invesco provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2013.

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Invesco Growth and Income Fund	0.775%	1.20%

*	The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $100 million at 0.775%, the next $150 million at 0.75%, the next $250 million at 0.725% and above $500 million at 0. 675%. The Manager voluntarily reduced the management fees as follows: the first $100 million at 0.675% and above $100 million at 0.65%. The Manager reserves the right to stop reducing the manager fee at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2012, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Growth and Income Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $1,587 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting and a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Growth and Income Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$250,873,687	$—	$—	$250,873,687
Exchange Traded Fund	1,031,205	—	—	1,031,205
Securities Held as Collateral for Securities on Loan	—	1,278,950		1,278,950
Unaffiliated Investment Company	21,368,740	—	—	21,368,740

Total Investment Securities	$273,273,632	$1,278,950	$—	$274,552,582

Other Financial Instruments:*
Forward Currency Contracts	—	(45,157)	—	(45,157)

Total Investments	$273,273,632	$1,233,793	$—	$274,507,425

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts, forward contracts and options contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Growth and Income Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Invesco Growth and Income Fund	$45,345,184	$41,376,429

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $235,883,048. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$46,561,070
Unrealized depreciation	(7,891,536)

Net unrealized appreciation	$38,669,534

As of the end of their tax year ended December 31, 2011, the following Portfolios have capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Short-term Amount	Expires
AZL Invesco Growth and Income Fund	$22,275,700	12/31/2017

During the year ended December 31, 2011, the Fund utilized $1,247,222 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2011 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Invesco Growth and Income Fund	$2,285,285	$—	$2,285,285

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Invesco Growth and Income Fund	$4,165,263	$(22,275,700)	$26,139,490	$8,029,053

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2012.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Growth and Income Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

7.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL® Invesco International Equity Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco International Equity Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Invesco International Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Invesco International Equity Fund	$1,000.00	$1,045.80	$6.15	1.21%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Invesco International Equity Fund	$1,000.00	$1,018.85	$6.07	1.21%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

Portfolio Composition

(Unaudited)

Investments	Percent of net assets+
Consumer Discretionary	22.3%
Consumer Staples	12.2
Information Technology	10.4
Health Care	9.8
Unaffiliated Investment Company	9.7
Energy	8.9
Industrials	8.9
Financials	8.2
Securities Held as Collateral for Securities on Loan	5.2
Materials	4.5
Telecommunication Services	3.1
Utilities	1.5

Total	104.7%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco International Equity Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks (88.5%):
Auto Components (3.0%):
41,293	Compagnie Generale DES Establissements Michelin SCA*(a) (b)	$—
40,710	Compagnie Generale DES Establissements Michelin SCA, Class B	2,662,192
180,600	DENSO Corp.	6,150,399
24,034	Hyundai Mobis Co., Ltd.	5,818,799

		14,631,390

Automobiles (1.2%):
142,900	Toyota Motor Corp.	5,760,749

Beverages (3.3%):
140,888	Anheuser-Busch InBev NV	10,951,245
59,828	Fomento Economico Mexicano SAB de C.V., Sponsored ADR	5,339,649

		16,290,894

Biotechnology (1.4%):
173,420	CSL, Ltd.	7,032,265

Capital Markets (0.9%):
120,751	Julius Baer Group, Ltd.^	4,373,560

Chemicals (3.5%):
51,372	Agrium, Inc.	4,554,230
121,908	Potash Corp. of Saskatchewan, Inc.	5,330,032
21,464	Syngenta AG, Registered Shares	7,330,152

		17,214,414

Commercial Banks (5.8%):
1,163,582	Akbank T.A.S.	4,277,592
539,720	Banco Bradesco SA, ADR	8,025,636
9,011,000	Industrial & Commercial Bank of China	5,038,889
336,345	Swedbank AB, A Shares	5,320,981
400,352	United Overseas Bank, Ltd.	5,951,101

		28,614,199

Commercial Services & Supplies (1.4%):
1,091,823	Brambles, Ltd.*	6,923,731

Communications Equipment (0.7%):
394,796	Telefonaktiebolaget LM Ericsson, B Shares	3,603,915

Diversified Financial Services (0.6%):
137,513	Kinnevik Investment AB, Class B	2,763,041

Electrical Equipment (2.5%):
239,192	ABB, Ltd.	3,905,107
44,500	Nidec Corp.	3,375,270
87,889	Schneider Electric SA	4,896,267

		12,176,644

Shares		Fair Value

Common Stocks, continued
Electronic Equipment, Instruments & Components (1.1%):
376,113	Art Advanced Research Technologies, Inc.*(b)	$—
22,685	Keyence Corp.	5,611,463

		5,611,463

Energy Equipment & Services (1.4%):
259,780	WorleyParsons, Ltd.	6,746,339

Food & Staples Retailing (1.1%):
275,529	Koninklijke Ahold NV	3,413,634
378,078	Tesco plc	1,837,490

		5,251,124

Food Products (3.6%):
72,898	Danone SA	4,524,946
123,108	Nestle SA, Registered Shares	7,346,276
33,321	Unilever NV*(a) (b)	—
34,002	Unilever NV	1,137,876
140,716	Unilever plc	4,728,593

		17,737,691

Health Care Equipment & Supplies (0.9%):
429,486	Smith & Nephew plc	4,298,606

Health Care Providers & Services (1.1%):
78,103	Fresenius Medical Care AG & Co., KGaA	5,527,362

Hotels, Restaurants & Leisure (3.1%):
1,074,688	Compass Group plc	11,270,853
1,528,000	Galaxy Entertainment Group, Ltd.*^(c)	3,838,167

		15,109,020

Independent Power Producers & Energy Traders (0.6%):
414,044	International Power plc	2,710,111

Industrial Conglomerates (2.4%):
575,000	Hutchison Whampoa, Ltd.	4,973,271
809,841	Keppel Corp., Ltd.	6,637,748

		11,611,019

Insurance (0.9%):
11,308	Fairfax Financial Holdings, Ltd.	4,478,981

Internet Software & Services (1.3%):
3,009	Baidu, Inc., Sponsored ADR*	345,975
27,821	NHN Corp.	6,101,968

		6,447,943

IT Services (2.8%):
244,578	Amadeus IT Holding SA, A Shares	5,178,613
100,828	Cap Gemini SA	3,716,329
193,640	CGI Group, Inc.*	4,655,503

		13,550,445

Machinery (1.8%):
23,300	Fanuc, Ltd.	3,828,844
113,500	Komatsu, Ltd.	2,720,875
213,213	Volvo AB, B Shares	2,443,468

		8,993,187

continued

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco International Equity Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Media (8.2%):
376,324	British Sky Broadcasting Group plc	$4,106,570
106,392	Eutelsat Communications	3,270,683
279,698	Grupo Televisa SA, Sponsored ADR	6,007,913
643,207	Informa plc	3,845,443
202,924	Pearson plc	4,029,654
116,225	Publicis Groupe^	5,314,290
1,038,652	Reed Elsevier plc	8,331,233
426,590	WPP plc	5,184,080

		40,089,866

Metals & Mining (1.0%):
147,865	BHP Billiton, Ltd.	4,818,951

Multi-Utilities (0.9%):
894,468	Centrica plc	4,458,373

Multiline Retail (1.4%):
134,636	Next plc	6,750,057

Office Electronics (1.5%):
183,150	Canon, Inc.^	7,335,209

Oil, Gas & Consumable Fuels (7.6%):
362,262	BG Group plc	7,413,533
98,523	Canadian Natural Resources, Ltd.	2,643,607
124,659	Cenovus Energy, Inc.	3,964,641
1,986,000	CNOOC, Ltd.	4,006,467
289,758	OAO Gazprom, Registered shares*	2,742,883
179,562	Royal Dutch Shell plc, B Shares	6,265,751
259,840	Suncor Energy, Inc.	7,515,906
58,465	Total SA	2,638,048

		37,190,836

Personal Products (0.6%):
27,197	L’Oreal SA	3,185,425

Pharmaceuticals (6.4%):
161,584	GlaxoSmithKline plc	3,663,469
91,068	Novartis AG, Registered Shares	5,081,642
41,476	Novo Nordisk A/S, B Shares	6,001,603
35,405	Roche Holding AG	6,114,128
99,425	Shire plc	2,857,090
191,920	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	7,569,325

		31,287,257

Road & Rail (0.9%):
50,305	Canadian National Railway Co.	4,255,512

Semiconductors & Semiconductor Equipment (1.1%):
404,526	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR*	5,647,183

Software (1.8%):
153,509	SAP AG	9,063,777

Shares or Principal Amount		Fair Value

Common Stocks, continued
Specialty Retail (2.7%):
1,621,504	Kingfisher plc	$7,330,487
121,250	Yamada Denki Co., Ltd.	6,189,797

		13,520,284

Textiles, Apparel & Luxury Goods (1.4%):
98,094	Adidas AG	7,034,438

Tobacco (3.5%):
153,619	British American Tobacco plc	7,817,701
249,686	Imperial Tobacco Group plc	9,605,653

		17,423,354

Wireless Telecommunication Services (3.1%):
303,043	America Movil SAB de C.V., ADR, Series L	7,897,301
564,000	China Mobile, Ltd.	6,198,848
141,099	VimpelCom, Ltd., Sponsored ADR	1,144,313

		15,240,462

Total Common Stocks (Cost $380,698,169)		434,759,077

Preferred Stock (1.3%):
Automobiles (1.3%):
42,063	Volkswagen AG, Preferred Shares	6,667,904

Total Preferred Stocks (Cost $7,513,888)		6,667,904

Right (0.0%):
Commercial Services & Supplies (0.0%):
51,991	Brambles, Ltd.*	5,852

Warrant (0.0%):
Biotechnology (0.0%):
10,000	Marshall Edwards, Inc., Private Equity*(b)	—

Total Warrants (Cost $—)		—

Securities Held as Collateral for Securities on Loan (5.2%):
$25,578,074	Allianz Variable Insurance Products Securities Lending Collateral Trust(d)	25,578,074

Total Securities Held as Collateral for Securities on Loan (Cost $25,578,074)		25,578,074

Unaffiliated Investment Company (9.7%):
47,483,532	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(e)	47,483,532

Total Unaffiliated Investment Company (Cost $47,483,532)		47,483,532

Total Investment Securities (Cost $461,273,663)(f) — 104.7%		514,494,439
Net other assets (liabilities) — (4.7)%		(23,114,237)

Net Assets — 100.0%		$491,380,202

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco International Equity Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2012.

ADR—American Depositary Receipt

*	Non-income producing security

^	This security or a partial position of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $24,852,985.

(a)	Security issued in connection with a pending litigation settlement.

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2012. The total of all such securities represent 0.00% of the net assets of the fund.

(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2012.

(e)	The rate represents the effective yield at June 30, 2012.

(f)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2012:

Country	Percentage
Australia	5.0%
Belgium	2.1
Brazil	1.6
Canada	7.3
Cayman Islands	0.1
Denmark	1.2
France	5.9
Germany	5.5
Hong Kong	4.7
Israel	1.5
Japan	8.0
Mexico	3.7
Netherlands	0.9
Republic of Korea (South)	2.3
Russian Federation	0.5
Singapore	2.4
Spain	1.0
Sweden	2.7
Switzerland	6.6
Taiwan	1.1
Turkey	0.8
United Kingdom	20.7
United States	14.4

100.0%

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco International Equity Fund

Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets:
Investment securities, at cost	$461,273,663

Investment securities, at value*	$514,494,439
Interest and dividends receivable	1,084,483
Foreign currency, at value (cost $1,467,807)	1,484,614
Receivable for capital shares issued	97,371
Receivable for expenses paid indirectly	386
Reclaims receivable	702,480
Prepaid expenses	2,079

Total Assets	517,865,852

Liabilities:
Payable for investments purchased	336,193
Payable for capital shares redeemed	38,607
Payable for collateral received on loaned securities	25,578,074
Manager fees payable	327,320
Administration fees payable	17,994
Distribution fees payable	96,270
Custodian fees payable	33,399
Administrative and compliance services fees payable	5,434
Other accrued liabilities	52,359

Total Liabilities	26,485,650

Net Assets	$491,380,202

Net Assets Consist of:
Capital	$464,384,156
Accumulated net investment income/(loss)	14,199,511
Accumulated net realized gains/(losses) from investment transactions	(40,443,746)
Net unrealized appreciation/(depreciation) on investments	53,240,281

Net Assets	$491,380,202

Shares of beneficial interest (unlimited number of shares authorized, no par value)	33,638,402
Net Asset Value (offering and redemption price per share)	$14.61

*	Includes securities on loan of $24,852,985.

Statement of Operations

For the Six Months Ended June 30, 2012

(Unaudited)

Investment Income:
Interest	$131
Dividends	8,936,099
Income from securities lending	253,335
Foreign withholding tax	(948,639)

Total Investment Income	8,240,926

Expenses:
Manager fees	2,194,675
Administration fees	105,375
Distribution fees	609,631
Custodian fees	75,605
Administrative and compliance services fees	8,325
Trustee fees	18,219
Professional fees	21,654
Shareholder reports	19,180
Other expenses	14,137

Total expenses before reductions	3,066,801
Less expenses voluntarily waived/reimbursed by the Manager	(121,924)
Less expenses paid indirectly	(2,549)

Net expenses	2,942,328

Net Investment Income/(Loss)	5,298,598

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(2,243,827)
Change in unrealized appreciation/depreciation on investments	17,742,157

Net Realized/Unrealized Gains/(Losses) on Investments	15,498,330

Change in Net Assets Resulting From Operations	$20,796,928

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Statements of Changes in Net Assets

	AZL Invesco International Equity Fund
	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$5,298,598	$8,849,043
Net realized gains/(losses) on investment transactions	(2,243,827)	15,352,807
Payments by affiliates for the violation of certain investment policies and limitations	—	13,257
Change in unrealized appreciation/depreciation on investments	17,742,157	(57,609,440)

Change in net assets resulting from operations	20,796,928	(33,394,333)

Dividends to Shareholders:
From net investment income	—	(4,902,431)

Change in net assets resulting from dividends to shareholders	—	(4,902,431)

Capital Transactions:
Proceeds from shares issued	29,576,477	51,362,509
Proceeds from dividends reinvested	—	4,902,431
Value of shares redeemed	(18,521,804)	(114,485,009)

Change in net assets resulting from capital transactions	11,054,673	(58,220,069)

Change in net assets	31,851,601	(96,516,833)
Net Assets:
Beginning of period	459,528,601	556,045,434

End of period	$491,380,202	$459,528,601

Accumulated net investment income/(loss)	$14,199,511	$8,900,913

Share Transactions:
Shares issued	2,017,561	3,427,041
Dividends reinvested	—	360,738
Shares redeemed	(1,275,468)	(7,378,628)

Change in shares	742,093	(3,590,849)

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco International Equity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2012		Year Ended December 31,
			2011		2010		2009		2008	2007
	(Unaudited)
Net Asset Value, Beginning of Period	$13.97		$15.24		$13.61		$10.31		$19.95	$18.27

Investment Activities:
Net Investment Income/(Loss)	0.15		0.28		0.12		0.08		0.28	0.13
Net Realized and Unrealized Gains/(Losses) on Investments	0.49		(1.40)		1.58		3.45		(8.16)	2.51

Total from Investment Activities	0.64		(1.12)		1.70		3.53		(7.88)	2.64

Dividends to Shareholders From:
Net Investment Income	—		(0.15)		(0.07)		(0.23)		(0.08)	(0.11)
Net Realized Gains	—		—		—		—		(1.68)	(0.85)

Total Dividends	—		(0.15)		(0.07)		(0.23)		(1.76)	(0.96)

Net Asset Value, End of Period	$14.61		$13.97		$15.24		$13.61		$10.31	$19.95

Total Return(a)	4.58	%(b)	(7.32	)%(c)	12.52	%(d)	34.33%		(41.51)%	14.62%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$491,380		$459,529		$556,045		$405,230		$176,746	$373,047
Net Investment Income/(Loss)(e)	2.17%		1.72%		1.04%		1.09%		1.66%	0.61%
Expenses Before Reductions(e) (f)	1.26%		1.27%		1.28%		1.32%		1.37%	1.35%
Expenses Net of Reductions(e)	1.21%		1.19%		1.15%		1.28%		1.37%	1.35%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e) (g)	1.21%		1.19%		1.15%		1.28%		1.37%	1.35%
Portfolio Turnover Rate	14	%(b)	30%		39%		35	%(h)	44%	42%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year

(c)	During the period ended December 31, 2011, Invesco Advisers, Inc. reimbursed $13,257 to the Fund in connection with violations of certain investment policies and limitations. The corresponding impact to the return was 0.005%.

(d)	During the year ended December 31, 2010, Invesco Advisers, Inc. reimbursed $45,566 to the Fund related to violation of certain investment policies and limitations. The corresponding impact to the total return was 0.01%.

(e)	Annualized for periods less than one year

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(h)	Costs of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after afund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 77%.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco International Equity Fund

Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Invesco International Equity Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco International Equity Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2012 are presented on the Fund’s Schedule of Portfolio Investments (“Schedule”). The average outstanding amount of securities on loan was $21.2 million for the period ended June 30, 2012.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco International Equity Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $25,430 during the period ended June 30, 2012. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Fund may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2012, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2012, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco International Equity Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement between the Manager and Invesco Advisers, Inc. (“Invesco”), Invesco provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2013.

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Invesco International Equity Fund	0.90%	1.45%

*	The Manager voluntarily reduced the management fee to 0.85% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated in effect limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2012, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco International Equity Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $2,940 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting and a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco International Equity Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Beverages	$5,339,649	$10,951,245	$—	$16,290,894
Chemicals	9,884,262	7,330,152	—	17,214,414
Commercial Banks	8,025,636	20,588,563	—	28,614,199
Independent Power Producers & Energy Traders	2,710,111	—	—	2,710,111
Insurance	4,478,981	—	—	4,478,981
Internet Software & Services	345,975	6,101,968	—	6,447,943
IT Services	4,655,503	8,894,942	—	13,550,445
Media	6,007,913	34,081,953	—	40,089,866
Oil, Gas & Consumable Fuels	14,124,154	23,066,682	—	37,190,836
Pharmaceuticals	7,569,325	23,717,932	—	31,287,257
Road & Rail	4,255,512	—	—	4,255,512
Semiconductors & Semiconductor Equipment	5,647,183	—	—	5,647,183
Wireless Telecommunication Services	9,041,614	6,198,848	—	15,240,462
All Other Common Stocks+	—	211,740,974	—	211,740,974
Preferred Stocks+	—	6,667,904	—	6,667,904
Rights+	—	5,852	—	5,852
Securities Held as Collateral for Securities on Loan	—	25,578,074	—	25,578,074
Unaffiliated Investment Company	47,483,532	—	—	47,483,532

Total Investment Securities	$129,569,350	$384,925,089	$—	$514,494,439

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

Quantitative Information about Level 3 Fair Value Measurements
Type of Assets	Fair Value at 06/30/2012	Valuation Basis at 06/30/2012	Valuation Technique(s)	Unobservable Input(s)	Range	Weighted Average
Investment Securities:
Common Stock:
Life Sciences Tools & Services:
Art Advanced Research Technologies, Inc.	$—	Valued at zero	N/A	N/A	—	—
Warrants:
Biotechnology:
Marshall Edwards, Inc.	$—	Valued at zero	N/A	N/A	—	—

Total Investment Securities	$—

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco International Equity Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Invesco International Equity Fund	$61,220,081	$60,142,331

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $466,400,332. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$72,946,407
Unrealized depreciation	(24,852,300)

Net unrealized appreciation	$48,094,107

As of the end of their tax year ended December 31, 2011, the following Portfolios have capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Short-term Amount	Expires
AZL Invesco International Equity Fund	$18,216,888	12/31/2016
	14,096,888	12/31/2017

During the year ended December 31, 2011, the Fund utilized $11,859,418 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2011 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Invesco International Equity Fund	$4,902,431	$—	$4,902,431

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of latest tax year end December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation(b)	Total Accumulated Earnings/ (Deficit)
AZL Invesco International Equity Fund	$8,911,598	$(32,313,776)	$29,601,296	$6,199,118

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2012.

7.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL® JPMorgan

International Opportunities Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan International Opportunities Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL JPMorgan International Opportunities Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL JPMorgan International Opportunities Fund	$1,000.00	$1,061.80	$6.20	1.21%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL JPMorgan International Opportunities Fund	$1,000.00	$1,018.85	$6.07	1.21%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

Portfolio Composition

(Unaudited)

Investments	Percent of net assets+
Financials	18.3%
Consumer Discretionary	15.2
Consumer Staples	11.2
Health Care	9.8
Industrials	9.8
Information Technology	9.0

Investments	Percent of net assets+
Energy	8.6%
Materials	6.7
Utilities	5.0
Securities Held as Collateral for Securities on Loan	4.2
Telecommunication Services	4.1
Unaffiliated Investment Company	1.8

Total	103.7%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks (95.3%):
Aerospace & Defense (1.1%):
132,894	European Aeronautic Defence & Space Co. NV	$4,712,004

Air Freight & Logistics (0.5%):
148,500	Yamato Holdings Co., Ltd.	2,391,388

Auto Components (1.1%):
91,000	Bridgestone Corp.	2,087,727
33,700	Continental AG	2,808,750

		4,896,477

Automobiles (3.3%):
51,968	Bayerische Motoren Werke AG (BMW)	3,764,882
147,400	Honda Motor Co., Ltd.	5,135,588
589,300	Nissan Motor Co., Ltd.	5,582,131

		14,482,601

Beverages (1.8%):
29,854	Carlsberg A/S, Class B	2,352,895
137,733	SABMiller plc	5,531,485

		7,884,380

Chemicals (2.2%):
69,971	BASF SE	4,861,401
48,237	Solvay SA	4,771,445

		9,632,846

Commercial Banks (9.4%):
260,824	Australia & New Zealand Banking Group, Ltd.	5,919,837
660,294	Banco Santander SA	4,409,248
1,387,910	HSBC Holdings plc	12,235,867
1,210,800	Mitsubishi UFJ Financial Group, Inc.	5,795,724
216,345	Standard Chartered plc	4,715,750
157,272	Sumitomo Mitsui Financial Group, Inc.	5,189,200
204,316	Swedbank AB, A Shares	3,232,281

		41,497,907

Communications Equipment (1.0%):
499,550	Telefonaktiebolaget LM Ericsson, B Shares	4,560,167

Computers & Peripherals (1.1%):
1,026,000	Fujitsu, Ltd.	4,917,208

Diversified Financial Services (2.4%):
92,101	Deutsche Boerse AG	4,970,091
282,681	ING Groep NV*	1,906,891
38,950	ORIX Corp.	3,626,080

		10,503,062

Shares		Fair Value

Common Stocks, continued
Diversified Telecommunication Services (1.4%):
1,077,248	BT Group plc	$3,570,427
1,268,659	Telecom Corp. of New Zealand, Ltd.^	2,435,471

		6,005,898

Electric Utilities (1.0%):
209,194	E.ON AG	4,505,402

Electrical Equipment (2.8%):
701,000	Mitsubishi Electric Corp.	5,843,612
113,157	Schneider Electric SA	6,303,940

		12,147,552

Electronic Equipment, Instruments & Components (2.3%):
1,030,000	Hitachi, Ltd.	6,335,814
684,519	Hon Hai Precision Industry Co., Ltd., Sponsored GDR	3,942,829

		10,278,643

Food Products (4.1%):
135,147	Nestle SA, Registered Shares	8,064,684
266,540	Unilever NV*(a)(b)	—
300,912	Unilever NV^	10,070,014

		18,134,698

Gas Utilities (2.2%):
11,837,000	PT Perusahaan Gas Negara	4,474,748
1,163,202	Snam Rete Gas SpA	5,184,721

		9,659,469

Hotels, Restaurants & Leisure (4.1%):
342,352	InterContinental Hotels Group plc	8,272,486
874,000	Sands China, Ltd.	2,799,818
91,523	Sodexo	7,130,174

		18,202,478

Industrial Conglomerates (1.8%):
468,000	Hutchison Whampoa, Ltd.	4,047,810
48,635	Siemens AG, Registered Shares	4,087,483

		8,135,293

Insurance (3.6%):
4,652	Dai-ichi Life Insurance Co., Ltd. (The)	5,389,874
470,914	Prudential plc	5,455,320
80,140	Swiss Re AG	5,036,480

		15,881,674

Media (1.1%):
251,067	Pearson plc	4,985,675

Metals & Mining (3.4%):
278,322	First Quantum Minerals, Ltd.	4,922,181
213,106	Rio Tinto plc	10,176,172

		15,098,353

continued

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Multi-Utilities (1.8%):
1,117,418	Centrica plc	$5,569,642
209,424	Suez Environnement Co.	2,253,980

		7,823,622

Office Electronics (1.4%):
156,000	Canon, Inc.^	6,247,843

Oil, Gas & Consumable Fuels (8.6%):
502,842	BG Group plc	10,290,441
1,633,000	CNOOC, Ltd.	3,294,341
524,800	JX Holdings, Inc.	2,696,399
505,603	Royal Dutch Shell, A Shares*(a)(b)	—
523,241	Royal Dutch Shell plc, A Shares	17,678,515
168,184	Tullow Oil plc	3,881,783

		37,841,479

Paper & Forest Products (1.1%):
367,315	Stora Enso OYJ, R Shares^	2,266,674
222,221	UPM-Kymmene OYJ	2,518,185

		4,784,859

Pharmaceuticals (9.8%):
123,506	Bayer AG	8,904,405
458,038	GlaxoSmithKline plc	10,384,742
46,860	Novo Nordisk A/S, B Shares	6,780,671
37,077	Roche Holding AG	6,402,868
23,811	Sanofi	1,805,321
200,156	Shire plc	5,751,709
77,226	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	3,045,793

		43,075,509

Professional Services (1.1%):
355,144	Experian plc	5,016,026

Real Estate Investment Trusts (REITs) (0.8%):
375,132	Westfield Group	3,654,081

Real Estate Management & Development (2.2%):
2,118,000	China Overseas Land & Investment, Ltd.	4,968,737
254,000	Mitsubishi Estate Co., Ltd.	4,557,392

		9,526,129

Road & Rail (0.7%):
48,400	East Japan Railway Co.	3,039,319

Semiconductors & Semiconductor Equipment (3.1%):
105,060	ASML Holding NV	5,352,708
7,915	Samsung Electronics Co., Ltd.	8,392,763

		13,745,471

Specialty Retail (3.2%):
2,301,000	Belle International Holdings, Ltd.^	3,935,918
39,888	Industria de Diseno Textil SA	4,124,934

Shares or Principal Amount		Fair Value

Common Stocks, continued
Specialty Retail, continued
792,692	Kingfisher plc	$3,583,598
25,850	Nitori Co., Ltd.	2,448,244

		14,092,694

Textiles, Apparel & Luxury Goods (1.2%):
94,892	Compagnie Financiere Richemont SA, Bearer Shares, Class A^	5,209,645

Tobacco (4.0%):
193,185	British American Tobacco plc	9,831,222
268,000	Japan Tobacco, Inc.	7,943,284

		17,774,506

Trading Companies & Distributors (1.8%):
583,000	Marubeni Corp.	3,881,027
265,800	Mitsui & Co., Ltd.	3,944,346

		7,825,373

Wireless Telecommunication Services (2.8%):
4,378,790	Vodafone Group plc	12,300,842

Total Common Stocks (Cost $442,741,119)		420,470,573

Preferred Stocks (2.4%):
Automobiles (1.2%):
31,845	Volkswagen AG, Preferred Shares	5,048,127

Household Products (1.2%):
81,943	Henkel AG & Co. KGaA	5,441,094

Total Preferred Stocks (Cost $10,721,084)		10,489,221

Securities Held as Collateral for Securities on Loan (4.2%):
$18,701,514	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	18,701,514

Total Securities Held as Collateral for Securities on Loan (Cost $18,701,514)		18,701,514

Unaffiliated Investment Company (1.8%):
7,783,113	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(d)	7,783,113

Total Unaffiliated Investment Company (Cost $7,783,113)		7,783,113

Total Investment Securities (Cost $479,946,830)(e) — 103.7%		457,444,421
Net other assets (liabilities) — (3.7)%		(16,210,170)

Net Assets — 100.0%		$441,234,251

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2012.

ADR—American Depositary Receipt

GDR—Global Depository Receipt

*	Non-income producing security

^	This security or a partial position of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $18,232,574.

(a)	Security issued in connection with a pending litigation settlement.

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2012. The total of all such securities represent 0.00% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2012.

(d)	The rate represents the effective yield at June 30, 2012.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2012:

Country	Percentage
Australia	2.1%
Belgium	1.0
Canada	1.1
Denmark	2.0
Finland	1.0
France	3.8
Germany	9.7
Hong Kong	4.2
Indonesia	1.0
Ireland (Republic of)	1.1
Israel	0.7
Italy	1.1
Japan	19.0
Netherlands	4.8
New Zealand	0.5
Republic of Korea (South)	1.8
Spain	1.9
Sweden	1.7
Switzerland	5.4
Taiwan	0.9
United Kingdom	29.4
United States	5.8

100.0%

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

At June 30, 2012, the Fund’s open forward currency contracts were as follows:

Short Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
British Pound	Credit Suisse	9/20/12	17,207,914	26,710,709	26,939,701	(228,992)
British Pound	Barclay Investments	9/20/12	1,821,429	2,861,801	2,851,523	10,278
Canadian Dollar	Credit Suisse	9/20/12	4,070,899	3,973,675	3,992,343	(18,668)
Canadian Dollar	Westpac Banking Corp.	9/20/12	489,856	478,740	480,404	(1,664)
European Euro	Credit Suisse	9/20/12	12,284,713	15,517,067	15,556,243	(39,176)
European Euro	Barclay Investments	9/20/12	1,921,642	2,437,393	2,433,392	4,001
European Euro	Barclay Investments	9/20/12	625,665	793,589	792,286	1,303
Hongkong Dollar	Toronto Dominion	9/20/12	23,588,024	3,041,007	3,041,492	(485)
Japanese Yen	Barclay Investments	9/20/12	170,049,619	2,121,017	2,130,343	(9,326)
New Zealand Dollar	Toronto Dominion	9/20/12	1,692,670	1,321,411	1,346,832	(25,421)

				59,256,409	59,564,559	(308,150)

Long Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Australian Dollar	Westpac Banking Corp.	9/20/12	27,183,281	27,056,607	27,602,075	545,468
British Pound	Barclays Bank	9/20/12	796,555	1,237,794	1,247,040	9,246
British Pound	Barclay Investments	9/20/12	697,786	1,082,986	1,092,413	9,427
British Pound	Barclays Bank	9/20/12	536,459	834,464	839,849	5,385
European Euro	Barclays Bank	9/20/12	656,715	824,362	831,604	7,242
European Euro	Westpac Banking Corp.	9/20/12	667,641	844,713	845,440	727
Japanese Yen	Royal Bank of Canada	9/20/12	66,221,315	836,602	829,606	(6,996)
Japanese Yen	Westpac Banking Corp.	9/20/12	191,700,793	2,431,795	2,401,584	(30,211)
Japanese Yen	Barclays Bank	9/20/12	92,972,999	1,172,100	1,164,744	(7,356)
Norwegian Krone	Westpac Banking Corp.	9/20/12	18,706,141	3,139,406	3,136,619	(2,787)
Singapore Dollar	Barclays Bank	9/20/12	10,065,081	7,903,181	7,949,070	45,889
Swedish Krona	Barclays Bank	9/20/12	37,332,936	5,324,653	5,383,176	58,523
Swiss Franc	Westpac Banking Corp.	9/20/12	12,536,490	13,218,973	13,242,680	23,707

				65,907,636	66,565,900	658,264

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan International Opportunities Fund

Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets:
Investment securities, at cost	$479,946,830

Investment securities, at value*	$457,444,421
Interest and dividends receivable	1,051,036
Foreign currency, at value (cost $607,028)	594,801
Unrealized appreciation on forward currency contracts	721,196
Receivable for capital shares issued	319,921
Reclaims receivable	648,013
Prepaid expenses	2,380

Total Assets	460,781,768

Liabilities:
Unrealized depreciation on forward currency contracts	371,082
Payable for capital shares redeemed	9,845
Payable for collateral received on loaned securities	18,701,514
Manager fees payable	291,137
Administration fees payable	15,145
Distribution fees payable	85,628
Custodian fees payable	28,649
Administrative and compliance services fees payable	3,686
Other accrued liabilities	40,831

Total Liabilities	19,547,517

Net Assets	$441,234,251

Net Assets Consist of:
Capital	$482,391,531
Accumulated net investment income/(loss)	15,225,930
Accumulated net realized gains/(losses) from investment transactions	(34,220,072)
Net unrealized appreciation/(depreciation) on investments	(22,163,138)

Net Assets	$441,234,251

Shares of beneficial interest (unlimited number of shares authorized, no par value)	30,974,514
Net Asset Value (offering and redemption price per share)	$14.25

*	Includes securities on loan of $18,232,574.

Statement of Operations

For the Six Months Ended June 30, 2012

(Unaudited)

Investment Income:
Interest	$10,412
Dividends	10,694,301
Income from securities lending	382,802
Foreign withholding tax	(1,126,469)

Total Investment Income	9,961,046

Expenses:
Manager fees	2,061,785
Administration fees	95,042
Distribution fees	542,575
Custodian fees	78,916
Administrative and compliance services fees	7,016
Trustee fees	15,265
Professional fees	17,827
Shareholder reports	21,110
Other expenses	11,755

Total expenses before reductions	2,851,291
Less expenses voluntarily waived/reimbursed by the Manager	(217,027)

Net expenses	2,634,264

Net Investment Income/(Loss)	7,326,782

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(17,811,990)
Net realized gains/(losses) on futures contracts	736,758
Net realized gains/(losses) on forward currency contracts	452,277
Change in unrealized appreciation/depreciation on investments	33,309,134

Net Realized/Unrealized Gains/(Losses) on Investments	16,686,179

Change in Net Assets Resulting From Operations	$24,012,961

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Statements of Changes in Net Assets

	AZL JPMorgan International Opportunities Fund
	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$7,326,782	$7,625,170
Net realized gains/(losses) on investment transactions	(16,622,955)	231,477
Change in unrealized appreciation/depreciation on investments	33,309,134	(85,457,265)

Change in net assets resulting from operations	24,012,961	(77,600,618)

Dividends to Shareholders:
From net investment income	—	(3,080,527)

Change in net assets resulting from dividends to shareholders	—	(3,080,527)

Capital Transactions:
Proceeds from shares issued	36,273,600	202,470,055
Proceeds from dividends reinvested	—	3,080,527
Value of shares redeemed	(17,735,696)	(58,001,474)

Change in net assets resulting from capital transactions	18,537,904	147,549,108

Change in net assets	42,550,865	66,867,963
Net Assets:
Beginning of period	398,683,386	331,815,423

End of period	$441,234,251	$398,683,386

Accumulated net investment income/(loss)	$15,225,930	$7,899,148

Share Transactions:
Shares issued	2,539,792	12,084,310
Dividends reinvested	—	231,793
Shares redeemed	(1,266,609)	(3,860,738)

Change in shares	1,273,183	8,455,365

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan International Opportunities Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2012		Year Ended December 31,
			2011		2010	2009		2008	2007
	(Unaudited)
Net Asset Value, Beginning of Period	$13.42		$15.62		$14.90	$12.77		$19.57	$18.14

Investment Activities:
Net Investment Income/(Loss)	0.22		0.21		0.27	0.26		0.46	0.35
Net Realized and Unrealized Gains/(Losses) on Investments	0.61		(2.31)		0.61	3.06		(5.80)	1.42

Total from Investment Activities	0.83		(2.10)		0.88	3.32		(5.34)	1.77

Dividends to Shareholders From:
Net Investment Income	—		(0.10)		(0.07)	(1.19)		(0.34)	—
Net Realized Gains	—		—		(0.09)	—		(1.12)	(0.34)

Total Dividends	—		(0.10)		(0.16)	(1.19)		(1.46)	(0.34)

Net Asset Value, End of Period	$14.25		$13.42		$15.62	$14.90		$12.77	$19.57

Total Return(a)	6.18	%(b)	(13.41)%		5.95%	26.32%		(28.56)%	9.82%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$441,234		$398,683		$331,815	$362,547		$207,351	$413,382
Net Investment Income/(Loss)	3.37%		1.88%		1.68%	1.51%		2.31%	1.71%
Expenses Before Reductions(c)(d)	1.31%		1.32%		1.33%	1.33%		1.35%	1.32%
Expenses Net of Reductions	1.21%		1.21%		1.18%	1.26%		1.29%	1.32%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)(e)	1.21%		1.21%		1.18%	1.26%		1.30%	1.32%
Portfolio Turnover Rate	19	%(b)	128	%(f)	35%	30	%(g)	27%	31%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for period less than one year

(c)	Annualized for period less than one year

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(f)	Effective May 1, 2011, the Subadviser changed from Morgan Stanley Management, Inc. to J.P. Morgan Investment Management, Inc. Costs of purchases and proceeds from sales of portfolio securities associated with the change in the Subadviser contributed to a higher portfolio turnover rate for the year ended December 31, 2011 as compared to prior years

(g)	Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after a fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 153%.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan International Opportunities Fund

Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL JPMorgan International Opportunities Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan International Opportunities Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2012 are presented on the Fund’s Schedule of Portfolio Investments (“Schedule”). The average outstanding amount of securities on loan was $23.1 million for the period ended June 30, 2012.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan International Opportunities Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $37,522 during the period ended June 30, 2012. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Fund may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2012, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The contract amount of forward currency contracts outstanding was $127.9 million as of June 30, 2012. The monthly average amount for these contracts was $155.2 million for the period ended June 30, 2012.

Futures Contracts

During the period ended June 30, 2012, the Fund used futures contracts to provide equity exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. As of June 30, 2012, the Fund did not hold any futures contracts. The monthly average notional amount for these contracts was $1.5 for the period ended June 30, 2012.

Summary of Derivative Instruments

The following is a summary of the fair value of derivative instruments as of June 30, 2012:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value
Foreign Currency Contracts	Unrealized appreciation on forward currency contracts	$721,196	Unrealized depreciation on forward currency contracts	$371,082

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan International Opportunities Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2012:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recongnized in Income
Foreign Currency Contracts	Net realized gains/(losses) on forward currency contracts/ change in unrealized apprection/depreciation on investments	$452,277	$(261,836)
Equity Contracts	Net realized gains/(losses) on futures contracts/ change in unrealized appreciation/depreciation on investments	736,758	(92,192)

New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement, effective May 1, 2011 between the Manager and J.P. Morgan Investment Management, Inc. (“JPMIM”), JPMIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. Prior to May 1, 2011 the Fund was subadvised by Morgan Stanley Management, Inc. (“MSIM”). The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2013.

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL JPMorgan International Opportunities Fund	0.95%	1.39%

*	The Manager voluntarily reduced the management fee to 0.85% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2012, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan International Opportunities Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $2,592 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting and a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

During the period ended June 30, 2012, the Fund paid approximately $20 to affiliated broker/dealers of the Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan International Opportunities Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan International Opportunities Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Electronic Equipment, Instruments & Components	$3,942,829	$6,335,814	$—	$10,278,643
Metals & Mining	4,922,181	10,176,172	—	15,098,353
Pharmaceuticals	3,045,793	40,029,716	—	43,075,509
All Other Common Stocks+	—	352,018,068	—	352,018,068
Preferred Stocks+	—	10,489,221	—	10,489,221
Securities Held as Collateral for Securities on Loan	—	18,701,514	—	18,701,514
Unaffiliated Investment Company	7,783,113	—	—	7,783,113

Total Investment Securities	$19,693,916	$437,750,505	$—	$457,444,421

Other Financial Instruments:*
Forward Currency Contracts	—	350,114	—	350,114

Total Investments	$19,693,916	$438,100,619	$—	$457,794,535

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts, forward contracts and options contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL JPMorgan International Opportunities Fund	$109,051,190	$79,461,135

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $480,733,531. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$21,947,689
Unrealized depreciation	(45,236,799)

Net unrealized depreciation	$(23,289,110)

As of the end of their tax year ended December 31, 2011, the following Portfolios have capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Short-term Amount	Expires
AZL JPMorgan International Opportunities Fund	$4,478,674	12/31/2015
	6,813,930	12/31/2016
	3,127,390	12/31/2018

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan International Opportunities Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

CLCFs not subject to expiration:

	Short Term Amount	Long Term Amount	Total
AZL JPMorgan International Opportunities Fund	$1,690,485	$—	$1,690,485

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2011 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL JPMorgan International Opportunities Fund	$3,080,527	$—	$3,080,527

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL JPMorgan International Opportunities Fund	$8,525,727	$(16,110,479)	$(57,585,489)	$(65,170,241)

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2012.

7.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL® JPMorgan U.S. Equity Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan U.S. Equity Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL JPMorgan U.S. Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL JPMorgan U.S. Equity Fund	$1,000.00	$1,085.70	$5.39	1.04%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL JPMorgan U.S. Equity Fund	$1,000.00	$1,019.69	$5.22	1.04%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

Portfolio Composition

(Unaudited)

Investments	Percent of net assets+
Information Technology	17.9%
Consumer Discretionary	16.3
Health Care	14.1
Financials	14.0
Energy	11.0
Industrials	10.1
Consumer Staples	6.8
Telecommunication Services	2.6
Materials	2.2
Utilities	2.1
Unaffiliated Investment Company	2.0
Securities Held as Collateral for Securities on Loan	1.2

Total	100.3%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks (97.1%):
Aerospace & Defense (2.8%):
71,357	Honeywell International, Inc.	$3,984,575
82,374	United Technologies Corp.	6,221,708

		10,206,283

Auto Components (1.6%):
204,557	Johnson Controls, Inc.	5,668,275

Automobiles (1.4%):
261,645	General Motors Co.*	5,159,639

Beverages (1.5%):
67,611	Coca-Cola Co. (The)	5,286,504

Biotechnology (2.0%):
31,352	Biogen Idec, Inc.*	4,526,602
20,256	Celgene Corp.*	1,299,625
27,703	Vertex Pharmaceuticals, Inc.*	1,549,152

		7,375,379

Building Products (0.4%):
104,351	Masco Corp.	1,447,348

Capital Markets (3.1%):
44,496	Ameriprise Financial, Inc.	2,325,361
43,077	Goldman Sachs Group, Inc. (The)	4,129,361
90,642	Invesco, Ltd.	2,048,509
67,928	Morgan Stanley	991,070
88,798	TD Ameritrade Holding Corp.	1,509,566

		11,003,867

Chemicals (1.4%):
29,629	Air Products & Chemicals, Inc.	2,391,949
43,392	E.I. du Pont de Nemours & Co.	2,194,334
17,288	Georgia Gulf Corp.	443,783

		5,030,066

Commercial Banks (3.3%):
22,666	Huntington Bancshares, Inc.	145,062
43,358	SunTrust Banks, Inc.	1,050,564
33,609	U.S. Bancorp	1,080,866
283,812	Wells Fargo & Co.	9,490,673

		11,767,165

Communications Equipment (2.5%):
310,063	Cisco Systems, Inc.	5,323,782
62,834	QUALCOMM, Inc.	3,498,597

		8,822,379

Computers & Peripherals (6.2%):
32,629	Apple, Inc.*	19,055,336
47,088	EMC Corp.*	1,206,865
48,338	Hewlett-Packard Co.	972,077
26,385	NetApp, Inc.*	839,571
6,577	SanDisk Corp.*	239,929

		22,313,778

Construction & Engineering (0.7%):
49,154	Fluor Corp.	2,425,258

Shares		Fair Value

Common Stocks, continued
Consumer Finance (0.7%):
27,081	American Express Co.	$1,576,385
19,409	Capital One Financial Corp.	1,060,896

		2,637,281

Diversified Financial Services (3.5%):
518,723	Bank of America Corp.	4,243,154
90,386	Citigroup, Inc.	2,477,480
18,810	CME Group, Inc.	5,043,149
7,360	IntercontinentalExchange, Inc.*	1,000,813

		12,764,596

Diversified Telecommunication Services (2.6%):
104,242	AT&T, Inc.	3,717,270
125,408	Verizon Communications, Inc.	5,573,131

		9,290,401

Electric Utilities (1.2%):
26,789	FirstEnergy Corp.	1,317,751
24,401	NextEra Energy, Inc.	1,679,033
42,975	PPL Corp.	1,195,134

		4,191,918

Electrical Equipment (1.0%):
80,592	Emerson Electric Co.	3,753,975

Energy Equipment & Services (2.4%):
6,331	Cameron International Corp.*	270,397
37,168	Ensco plc, Class A	1,745,781
18,829	Halliburton Co.	534,555
92,128	Schlumberger, Ltd.	5,980,029

		8,530,762

Food & Staples Retailing (0.2%):
25,760	Walgreen Co.	761,981

Food Products (1.6%):
22,537	Archer-Daniels-Midland Co.	665,292
43,471	General Mills, Inc.	1,675,372
89,299	Kraft Foods, Inc., Class A	3,448,728

		5,789,392

Gas Utilities (0.1%):
8,062	AGL Resources, Inc.	312,403

Health Care Equipment & Supplies (1.7%):
12,855	Baxter International, Inc.	683,243
41,761	CareFusion Corp.*	1,072,422
84,727	Covidien plc	4,532,895

		6,288,560

Health Care Providers & Services (3.7%):
11,263	AMERIGROUP Corp.*	742,344
59,725	Cardinal Health, Inc.	2,508,450
32,520	Humana, Inc.	2,518,349
17,931	McKesson, Inc.	1,681,031
101,586	UnitedHealth Group, Inc.	5,942,781

		13,392,955

continued

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Hotels, Restaurants & Leisure (1.0%):
56,163	Carnival Corp.	$1,924,706
25,770	Yum! Brands, Inc.	1,660,103

		3,584,809

Household Durables (1.1%):
47,152	D.R. Horton, Inc.	866,654
15,746	Lennar Corp.^	486,709
1,435	NVR, Inc.*	1,219,750
80,117	PulteGroup, Inc.*	857,252
23,721	Ryland Group, Inc. (The)	606,783

		4,037,148

Household Products (2.0%):
14,729	Clorox Co. (The)	1,067,263
16,110	Colgate-Palmolive Co.	1,677,051
70,227	Procter & Gamble Co. (The)	4,301,404

		7,045,718

Industrial Conglomerates (1.5%):
55,860	General Electric Co.	1,164,123
82,486	Tyco International, Ltd.	4,359,385

		5,523,508

Insurance (3.4%):
45,703	ACE, Ltd.	3,387,964
20,240	Axis Capital Holdings, Ltd.	658,812
3,382	Everest Re Group, Ltd.	350,003
13,100	Hartford Financial Services Group, Inc. (The)	230,953
181,331	MetLife, Inc.	5,594,061
36,665	Prudential Financial, Inc.	1,775,686
16,845	XL Group plc	354,419

		12,351,898

Internet & Catalog Retail (1.3%):
16,046	Amazon.com, Inc.*	3,664,104
22,567	Expedia, Inc.	1,084,796

		4,748,900

Internet Software & Services (1.0%):
5,832	Google, Inc., Class A*	3,382,968
1,992	LinkedIn Corp., Class A*	211,690

		3,594,658

IT Services (1.3%):
32,729	Cognizant Technology Solutions Corp., Class A*	1,963,740
11,568	Genpact, Ltd.*	192,376
3,085	MasterCard, Inc., Class A	1,326,889
9,255	Visa, Inc., Class A	1,144,196

		4,627,201

Machinery (1.3%):
88,605	PACCAR, Inc.	3,472,430
19,606	SPX Corp.	1,280,664

		4,753,094

Shares		Fair Value

Common Stocks, continued
Media (6.0%):
60,191	CBS Corp., Class B	$1,973,061
173,399	Comcast Corp., Class A	5,543,566
34,852	DIRECTV Group, Inc. (The), Class A*	1,701,475
10,283	Time Warner Cable, Inc.	844,234
302,126	Time Warner, Inc.	11,631,851

		21,694,187

Metals & Mining (0.8%):
99,870	Alcoa, Inc.	873,862
44,506	Freeport-McMoRan Copper & Gold, Inc.	1,516,319
8,947	Walter Energy, Inc.	395,100

		2,785,281

Multi-Utilities (0.8%):
45,588	PG&E Corp.	2,063,769
12,179	Sempra Energy	838,889

		2,902,658

Multiline Retail (0.7%):
15,039	Kohl’s Corp.	684,124
33,891	Target Corp.	1,972,117

		2,656,241

Oil, Gas & Consumable Fuels (8.7%):
29,642	Anadarko Petroleum Corp.	1,962,300
55,915	EOG Resources, Inc.	5,038,501
89,543	Exxon Mobil Corp.	7,662,195
44,676	Kinder Morgan, Inc.	1,439,461
11,710	Marathon Petroleum Corp.	526,013
117,870	Occidental Petroleum Corp.	10,109,710
24,061	Peabody Energy Corp.	589,976
18,929	Pioneer Natural Resources Co.	1,669,727
23,517	Southwestern Energy Co.*	750,898
14,289	Valero Energy Corp.	345,079
40,625	Williams Cos., Inc. (The)	1,170,812

		31,264,672

Pharmaceuticals (6.6%):
16,000	Abbott Laboratories	1,031,520
86,331	Johnson & Johnson Co.^	5,832,523
237,715	Merck & Co., Inc.	9,924,601
29,365	Mylan, Inc.*	627,530
269,763	Pfizer, Inc.	6,204,549

		23,620,723

Road & Rail (1.8%):
242,432	CSX Corp.	5,420,780
10,339	Union Pacific Corp.	1,233,546

		6,654,326

Semiconductors & Semiconductor Equipment (2.6%):
83,612	Altera Corp.	2,829,430
27,520	Broadcom Corp., Class A	930,176

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
43,205	Freescale Semiconductor Holdings I, Ltd.*^	$442,851
85,748	Lam Research Corp.*	3,236,130
63,455	Texas Instruments, Inc.	1,820,524

		9,259,111

Software (4.4%):
7,778	Citrix Systems, Inc.*	652,885
302,705	Microsoft Corp.	9,259,746
198,222	Oracle Corp.	5,887,194

		15,799,825

Specialty Retail (2.2%):
4,393	AutoZone, Inc.*	1,612,978
64,984	Home Depot, Inc. (The)	3,443,502
97,419	Lowe’s Cos., Inc.	2,770,596

		7,827,076

Textiles, Apparel & Luxury Goods (1.1%):
20,498	Coach, Inc.	1,198,723
9,685	Lululemon Athletica, Inc.*^	577,517
16,909	V.F. Corp.	2,256,506

		4,032,746

Tobacco (1.5%):
2,764	Lorillard, Inc.	364,710
58,318	Philip Morris International, Inc.	5,088,829

		5,453,539

Shares or Principal Amount		Fair Value

Common Stocks, continued
Trading Companies & Distributors (0.4%):
7,684	W.W. Grainger, Inc.	$1,469,488

Total Common Stocks (Cost $305,860,855)		349,906,972

Securities Held as Collateral for Securities on Loan (1.2%):
$4,352,752	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	4,352,752

Total Securities Held as Collateral for Securities on Loan (Cost $4,352,752)		4,352,752

Unaffiliated Investment Company (2.0%):
7,342,279	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(b)	7,342,279

Total Unaffiliated Investment Company (Cost $7,342,279 )		7,364,380

Total Investment Securities (Cost $317,555,886)(c) — 100.3%		361,602,003
Net other assets (liabilities) — (0.3)%		(1,163,926)

Net Assets — 100.0%		$360,438,077

Percentages indicated are based on net assets as of June 30, 2012.

*	Non-income producing security

^	This security or a partial position of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $4,344,828.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2012.

(b)	The rate represents the effective yield at June 30, 2012.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2012:

Country	Percentage
Bermuda	0.5%
Canada	0.2
Ireland (Republic of)	1.4
Netherlands	1.7
Panama	0.5
Switzerland	2.1
United Kingdom	0.5
United States	93.1

100.0%

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Futures Contracts

Cash of $255,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2012:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/24/12	72	$4,883,040	$114,457

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan U.S. Equity Fund

Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets:
Investment securities, at cost	$317,555,886

Investment securities, at value*	$361,602,003
Segregated cash for collateral	255,000
Interest and dividends receivable	516,927
Receivable for capital shares issued	214,836
Receivable for expenses paid indirectly	2
Receivable for investments sold	5,097,773
Reclaims receivable	371
Receivable for variation margin on futures contracts	144,501
Prepaid expenses	1,455

Total Assets	367,832,868

Liabilities:
Payable for investments purchased	2,706,385
Payable for capital shares redeemed	12,416
Payable for collateral received on loaned securities	4,352,752
Manager fees payable	203,350
Administration fees payable	11,822
Distribution fees payable	71,161
Custodian fees payable	6,840
Administrative and compliance services fees payable	3,132
Other accrued liabilities	26,933

Total Liabilities	7,394,791

Net Assets	$360,438,077

Net Assets Consist of:
Capital	$490,906,213
Accumulated net investment income/(loss)	4,562,513
Accumulated net realized gains/(losses) from investment transactions	(179,191,223)
Net unrealized appreciation/(depreciation) on investments	44,160,574

Net Assets	$360,438,077

Shares of beneficial interest (unlimited number of shares authorized, no par value)	36,002,183
Net Asset Value (offering and redemption price per share)	$10.01

*	Includes securities on loan of $4,344,828.

Statement of Operations

For the Six Months Ended June 30, 2012

(Unaudited)

Investment Income:
Interest	$1,652
Dividends	3,473,229
Income from securities lending	8,525

Total Investment Income	3,483,406

Expenses:
Manager fees	1,398,551
Administration fees	68,284
Distribution fees	437,048
Custodian fees	18,256
Administrative and compliance services fees	5,762
Trustee fees	12,567
Professional fees	13,791
Shareholder reports	13,008
Other expenses	6,585

Total expenses before reductions	1,973,852
Less expenses voluntarily waived/reimbursed by the Manager	(149,953)
Less expenses paid indirectly	(9,184)

Net expenses	1,814,715

Net Investment Income/(Loss)	1,668,691

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	11,035,372
Net realized gains/(losses) on futures contracts	195,611
Change in unrealized appreciation/depreciation on investments	13,941,472

Net Realized/Unrealized Gains/(Losses) on Investments	25,172,455

Change in Net Assets Resulting From Operations	$26,841,146

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Statements of Changes in Net Assets

	AZL JPMorgan U.S. Equity Fund
	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$1,668,691	$2,892,931
Net realized gains/(losses) on investment transactions	11,230,983	15,308,499
Change in unrealized appreciation/depreciation on investments	13,941,472	(26,138,776)

Change in net assets resulting from operations	26,841,146	(7,937,346)

Dividends to Shareholders:
From net investment income	—	(2,270,278)

Change in net assets resulting from dividends to shareholders	—	(2,270,278)

Capital Transactions:
Proceeds from shares issued	34,094,795	39,275,843
Proceeds from dividends reinvested	—	2,270,278
Value of shares redeemed	(12,774,480)	(44,098,405)

Change in net assets resulting from capital transactions	21,320,315	(2,552,284)

Change in net assets	48,161,461	(12,759,908)
Net Assets:
Beginning of period	312,276,616	325,036,524

End of period	$360,438,077	$312,276,616

Accumulated net investment income/(loss)	$4,562,513	$2,893,822

Share Transactions:
Shares issued	3,417,162	4,143,436
Dividends reinvested	—	259,164
Shares redeemed	(1,297,463)	(4,735,453)

Change in shares	2,119,699	(332,853)

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan U.S. Equity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2012		Year Ended December 31,
			2011	2010	2009	2008	2007
	(Unaudited)
Net Asset Value, Beginning of Period	$9.22		$9.50	$8.46	$6.35	$12.42	$12.68

Investment Activities:
Net Investment Income/(Loss)	0.04		0.09	0.07	— (a)	0.10	0.09
Net Realized and Unrealized Gains/(Losses) on Investments	0.75		(0.30)	1.02	2.14	(4.51)	0.41

Total from Investment Activities	0.79		(0.21)	1.09	2.14	(4.41)	0.50

Dividends to Shareholders From:
Net Investment Income	—		(0.07)	(0.05)	(0.03)	(0.11)	(0.07)
Net Realized Gains	—		—	—	—	(1.55)	(0.69)

Total Dividends	—		(0.07)	(0.05)	(0.03)	(1.66)	(0.76)

Net Asset Value, End of Period	$10.01		$9.22	$9.50	$8.46	$6.35	$12.42

Total Return(b)	8.57	%(c)	(2.20)%	12.97%	33.71%	(38.68)%	3.80	%(d)
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$360,438		$312,277	$325,037	$301,111	$63,203	$139,593
Net Investment Income/(Loss)(e)	0.95%		0.90%	0.79%	0.97%	0.79%	0.72%
Expenses Before Reductions(e)(f)	1.13%		1.13%	1.13%	1.20%	1.30%	1.25%
Expenses Net of Reductions(e)	1.04%		1.08%	1.08%	1.15%	1.22%	1.20%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e)(g)	1.04%		1.08%	1.08%	1.15%	1.22%	1.20%
Portfolio Turnover Rate	38	%(c)	81%	86%	103%	125%	126%

(a)	Represents less than $0.005

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for period less than one year

(d)	During the year ended December 31, 2007, OppenheimerFunds, Inc. reimbursed $51,744 to the Fund related to violations of certain investment policies and limitations. The corresponding impact to the total return was 0.04%.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan U.S. Equity Fund

Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL JPMorgan U.S. Equity Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan U.S. Equity Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2012 are presented on the Fund’s Schedule of Portfolio Investments (“Schedule”). The average outstanding amount of securities on loan was $7.7 million for the period ended June 30, 2012.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan U.S. Equity Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $842 during the period ended June 30, 2012. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Fund may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2012, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2012, the Fund used futures contracts to provide equity exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $4.8 million as of June 30, 2012. The monthly average notional amount for these contracts was $3.2 for the period ended June 30, 2012.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan U.S. Equity Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair value of derivative instruments as of June 30, 2012:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*
Equity Contracts	Receivable for variation margin on futures contracts	$114,457	Payable for variation margin on futures contracts	$—

*	For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2012:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/ (Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Equity Contracts	Net realized gains/(losses) on futures contracts/ change in unrealized appreciation/depreciation on investments	$195,611	$101,469

New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and J.P. Morgan Investment Management Inc. (“JPMIM”), JPMIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2013.

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL JPMorgan U.S. Equity Fund	0.80%	1.20%

*	The Manager voluntarily reduced the management fee to 0.75% on the first $100 million of assets and 0.70% on assets above $100 million. The Manager reserves the right to increase the management fee to the amount shown in the table.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan U.S. Equity Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2012, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $2,045 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting and a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan U.S. Equity Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan U.S. Equity Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$349,906,972	$—	$—	$349,906,972
Securities Held as Collateral for Securities on Loan	—	4,352,752	—	4,352,752
Unaffiliated Investment Company	7,342,279	—	—	7,342,279

Total Investment Securities	$357,249,251	$4,352,752	$—	$361,602,003

Other Financial Instruments:*
Futures Contracts	114,457	—	—	114,457

Total Investments	$357,363,708	$4,352,752	$—	$361,716,460

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts, forward contracts and options contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL JPMorgan U.S. Equity Fund	$147,262,484	$130,868,673

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $324,541,615. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$54,233,911
Unrealized depreciation	(17,173,523)

Net unrealized appreciation	$37,060,388

As of the end of their tax year ended December 31, 2011, the following Portfolios have capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Short-term Amount	Expires
AZL JPMorgan U.S. Equity Fund	$44,161,041	12/31/2015
	125,099,162	12/31/2016
	13,967,218	12/31/2017

During the year ended December 31, 2011, the Fund utilized $15,928,789 in CLCFs to offset capital gains.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan U.S. Equity Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2011 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL JPMorgan U.S. Equity Fund	$2,270,278	$—	$2,270,278

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation(a)	Total Accumulated Earnings/(Deficit)
AZL JPMorgan U.S. Equity Fund	$2,890,562	$(183,227,421)	$23,027,577	$(157,309,282)

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2012.

7.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL® MFS Investors Trust Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL MFS Investors Trust Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MFS Investors Trust Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL MFS Investors Trust Fund	$1,000.00	$1,087.70	$5.40	1.04%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL MFS Investors Trust Fund	$1,000.00	$1,019.69	$5.22	1.04%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

Portfolio Composition

(Unaudited)

Investments	Percent of net assets+
Information Technology	19.9%
Financials	14.8
Health Care	12.3
Industrials	11.9
Consumer Discretionary	11.4
Consumer Staples	10.7
Energy	10.0
Securities Held as Collateral for Securities on Loan	3.9
Materials	3.1
Utilities	3.1
Unaffiliated Investment Company	1.5
Telecommunication Services	1.1

Total	103.7%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL MFS Investors Trust Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks (98.3%):
Aerospace & Defense (3.8%):
72,220	Honeywell International, Inc.	$4,032,765
13,470	Precision Castparts Corp.	2,215,680
66,894	United Technologies Corp.	5,052,504

		11,300,949

Air Freight & Logistics (1.2%):
43,800	United Parcel Service, Inc., Class B	3,449,688

Auto Components (0.2%):
26,570	Delphi Automotive plc*	677,535

Automobiles (0.5%):
22,482	Bayerische Motoren Werke AG (BMW)	1,628,735

Beverages (2.2%):
103,610	Diageo plc	2,664,970
77,186	Heineken NV^	4,031,139

		6,696,109

Biotechnology (1.4%):
19,940	Celgene Corp.*	1,279,350
59,659	Gilead Sciences, Inc.*	3,059,314

		4,338,664

Capital Markets (5.0%):
64,967	Bank of New York Mellon Corp. (The)	1,426,026
26,278	BlackRock, Inc.	4,462,530
30,533	Franklin Resources, Inc.	3,388,858
42,129	Goldman Sachs Group, Inc. (The)	4,038,486
38,982	State Street Corp.	1,740,156

		15,056,056

Chemicals (3.1%):
51,950	Celanese Corp., Series A	1,798,509
18,333	Linde AG	2,855,048
26,631	Praxair, Inc.	2,895,589
13,823	Sherwin Williams Co.	1,829,474

		9,378,620

Commercial Banks (1.8%):
163,832	Wells Fargo & Co.	5,478,542

Communications Equipment (1.1%):
196,018	Cisco Systems, Inc.	3,365,629

Computers & Peripherals (6.5%):
23,651	Apple, Inc.*	13,812,184
221,009	EMC Corp.*	5,664,461

		19,476,645

Construction & Engineering (0.8%):
46,510	Fluor Corp.	2,294,803

Consumer Finance (1.7%):
87,660	American Express Co.	5,102,689

Shares		Fair Value

Common Stocks, continued
Diversified Financial Services (3.0%):
278,028	Bank of America Corp.	$2,274,269
191,260	JPMorgan Chase & Co.	6,833,720

		9,107,989

Diversified Telecommunication Services (1.1%):
96,629	AT&T, Inc.	3,445,790

Electric Utilities (1.0%):
74,799	American Electric Power Co., Inc.	2,984,480

Energy Equipment & Services (3.0%):
52,820	Cameron International Corp.*	2,255,942
45,860	Dresser-Rand Group, Inc.*	2,042,604
35,941	National-Oilwell Varco, Inc.	2,316,038
34,605	Schlumberger, Ltd.	2,246,211

		8,860,795

Food Products (2.4%):
70,279	Danone SA	4,362,379
72,186	General Mills, Inc.	2,782,048

		7,144,427

Health Care Equipment & Supplies (4.8%):
36,057	Baxter International, Inc.	1,916,430
91,980	Covidien plc	4,920,930
71,155	Medtronic, Inc.	2,755,833
117,332	St. Jude Medical, Inc.	4,682,720

		14,275,913

Household Products (3.8%):
26,676	Colgate-Palmolive Co.	2,776,972
96,466	Procter & Gamble Co. (The)	5,908,542
52,714	Reckitt Benckiser Group plc	2,779,783

		11,465,297

Industrial Conglomerates (4.1%):
52,080	3M Co.	4,666,368
146,588	Danaher Corp.	7,634,303

		12,300,671

Insurance (1.8%):
69,010	ACE, Ltd.	5,115,711
3,790	Aon plc	177,296

		5,293,007

Internet Software & Services (2.7%):
21,700	Facebook, Inc., Class A*^	675,304
10,713	Google, Inc., Class A*	6,214,290
24,793	VeriSign, Inc.*	1,080,231

		7,969,825

IT Services (3.4%):
36,205	Accenture plc, Class A	2,175,558
8,370	MasterCard, Inc., Class A	3,600,021
36,418	Visa, Inc., Class A	4,502,357

		10,277,936

continued

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL MFS Investors Trust Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Life Sciences Tools & Services (1.3%):
73,800	Thermo Fisher Scientific, Inc.	$3,830,958

Machinery (0.9%):
39,810	Stanley Black & Decker, Inc.	2,562,172

Media (4.8%):
122,510	Comcast Corp., Class A	3,916,645
60,670	Viacom, Inc., Class B	2,852,703
154,287	Walt Disney Co. (The)	7,482,919

		14,252,267

Multi-Utilities (2.1%):
50,072	Alliant Energy Corp.	2,281,781
63,680	CMS Energy Corp.	1,496,480
62,338	Wisconsin Energy Corp.	2,466,715

		6,244,976

Multiline Retail (2.8%):
63,317	Kohl’s Corp.	2,880,290
97,198	Target Corp.	5,655,952

		8,536,242

Oil, Gas & Consumable Fuels (7.1%):
51,861	Chevron Corp.	5,471,336
38,764	EOG Resources, Inc.	3,493,024
90,111	Exxon Mobil Corp.	7,710,798
53,122	Occidental Petroleum Corp.	4,556,274

		21,231,432

Pharmaceuticals (4.8%):
82,299	Johnson & Johnson Co.^	5,560,121
302,040	Pfizer, Inc.	6,946,920
51,021	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	2,012,268

		14,519,309

Real Estate Investment Trusts (REITs) (1.4%):
59,654	American Tower Corp.	4,170,411

Road & Rail (1.2%):
42,730	Canadian National Railway Co.	3,605,557

Semiconductors & Semiconductor Equipment (2.8%):
77,680	Altera Corp.	2,628,691
29,687	ASML Holding NV, NYS	1,526,506
129,591	Microchip Technology, Inc.	4,286,870

		8,442,067

Shares or Principal Amount		Fair Value

Common Stocks, continued
Software (3.3%):
56,490	Check Point Software Technologies, Ltd.*	$2,801,339
11,550	Citrix Systems, Inc.*	969,507
208,705	Oracle Corp.	6,198,539

		9,969,385

Specialty Retail (0.7%):
56,130	Hennes & Mauritz AB, B Shares^	2,018,836

Textiles, Apparel & Luxury Goods (2.4%):
18,393	LVMH Moet Hennessy Louis Vuitton SA	2,802,975
22,838	Nike, Inc., Class B	2,004,720
16,970	V.F. Corp.	2,264,646

		7,072,341

Tobacco (2.3%):
78,914	Philip Morris International, Inc.	6,886,036

Total Common Stocks (Cost $248,121,504)		294,712,783

Securities Held as Collateral for Securities on Loan (3.9%):
$11,828,278	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	11,828,278

Total Securities Held as Collateral for Securities on Loan (Cost $11,828,278)		11,828,278

Unaffiliated Investment Company (1.5%):
4,360,668	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(b)	4,360,668

Total Unaffiliated Investment Company (Cost $4,360,668)		4,360,668

Total Investment Securities (Cost $264,310,450)(c) — 103.7%		310,901,729
Net other assets (liabilities) — (3.7)%		(11,207,404)

Net Assets — 100.0%		$299,694,325

Percentages indicated are based on net assets as of June 30, 2012.

ADR—American Depositary Receipt

NYS—New	York Shares

*	Non-income producing security

^	This security or a partial position of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $11,820,216.

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL MFS Investors Trust Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2012.

(b)	The rate represents the effective yield at June 30, 2012.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2012:

Country	Percentage
Canada	1.2%
France	2.3
Germany	1.4
Ireland (Republic of)	2.3
Israel	1.5
Netherlands	2.5
Sweden	0.6
Switzerland	1.6
United Kingdom	2.0
United States	84.6

100.0%

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL MFS Investors Trust Fund

Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets:
Investment securities, at cost	$264,310,450

Investment securities, at value*	$310,901,729
Interest and dividends receivable	235,550
Foreign currency, at value (cost $13,388)	13,388
Receivable for capital shares issued	210,290
Receivable for investments sold	2,703,197
Reclaims receivable	82,944
Prepaid expenses	1,316

Total Assets	314,148,414

Liabilities:
Payable for investments purchased	2,340,926
Payable for capital shares redeemed	5,773
Payable for collateral received on loaned securities	11,828,278
Manager fees payable	170,655
Administration fees payable	10,525
Distribution fees payable	59,484
Custodian fees payable	5,803
Administrative and compliance services fees payable	3,121
Other accrued liabilities	29,524

Total Liabilities	14,454,089

Net Assets	$299,694,325

Net Assets Consist of:
Capital	$273,224,698
Accumulated net investment income/(loss)	3,717,042
Accumulated net realized gains/(losses) from investment transactions	(23,842,133)
Net unrealized appreciation/(depreciation) on investments	46,594,718

Net Assets	$299,694,325

Shares of beneficial interest (unlimited number of shares authorized, no par value)	19,978,654
Net Asset Value (offering and redemption price per share)	$15.00

*	Includes securities on loan of $11,820,216.

Statement of Operations

For the Six Months Ended June 30, 2012

(Unaudited)

Investment Income:
Dividends	$3,059,974
Income from securities lending	49,073
Foreign withholding tax	(68,263)

Total Investment Income	3,040,784

Expenses:
Manager fees	1,112,894
Administration fees	58,029
Distribution fees	370,965
Custodian fees	11,765
Administrative and compliance services fees	4,477
Trustee fees	9,818
Professional fees	10,846
Shareholder reports	11,932
Other expenses	5,100

Total expenses before reductions	1,595,826
Less expenses voluntarily waived/reimbursed by the Manager	(49,329)
Less expenses paid indirectly	(5,225)

Net expenses	1,541,272

Net Investment Income/(Loss)	1,499,512

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	8,029,818
Change in unrealized appreciation/depreciation on investments	14,196,910

Net Realized/Unrealized Gains/(Losses) on Investments	22,226,728

Change in Net Assets Resulting From Operations	$23,726,240

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Statements of Changes in Net Assets

	AZL MFS Investors Trust Fund
	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$1,499,512	$2,363,870
Net realized gains/(losses) on investment transactions	8,029,818	5,830,515
Change in unrealized appreciation/depreciation on investments	14,196,910	(14,699,890)

Change in net assets resulting from operations	23,726,240	(6,505,505)

Dividends to Shareholders:
From net investment income	—	(1,849,218)

Change in net assets resulting from dividends to shareholders	—	(1,849,218)

Capital Transactions:
Proceeds from shares issued	20,014,179	18,224,473
Proceeds from dividends reinvested	—	1,849,218
Value of shares redeemed	(16,381,667)	(53,979,011)

Change in net assets resulting from capital transactions	3,632,512	(33,905,320)

Change in net assets	27,358,752	(42,260,043)
Net Assets:
Beginning of period	272,335,573	314,595,616

End of period	$299,694,325	$272,335,573

Accumulated net investment income/(loss)	$3,717,042	$2,405,794

Share Transactions:
Shares issued	1,336,144	1,285,826
Dividends reinvested	—	139,669
Shares redeemed	(1,103,182)	(3,837,635)

Change in shares	232,962	(2,412,140)

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL MFS Investors Trust Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2012		Year Ended December 31,
			2011	2010		2009	2008	2007
	(Unaudited)
Net Asset Value, Beginning of Period	$13.79		$14.20	$12.81		$8.44	$14.85	$13.92

Investment Activities:
Net Investment Income/(Loss)	0.08		0.12	0.10		0.02	— (a)	0.02
Net Realized and Unrealized Gains/(Losses) on Investments	1.13		(0.44)	1.31		4.35	(5.77)	1.45

Total from Investment Activities	1.21		(0.32)	1.41		4.37	(5.77)	1.47

Dividends to Shareholders From:
Net Investment Income	—		(0.09)	(0.02)		— (a)	(0.01)	(0.03)
Net Realized Gains	—		—	—		—	(0.63)	(0.51)

Total Dividends	—		(0.09)	(0.02)		— (a)	(0.64)	(0.54)

Net Asset Value, End of Period	$15.00		$13.79	$14.20		$12.81	$8.44	$14.85

Total Return(b)	8.77	%(c)	(2.22)%	11.01%		51.80%	(40.11)%	10.73%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$299,694		$272,336	$314,596		$354,622	$272,746	$383,239
Net Investment Income/(Loss)(d)	1.01%		0.80%	0.62%		0.15%	0.02%	0.11%
Expenses Before Reductions(d)(e)	1.08%		1.09%	1.10%		1.10%	1.11%	1.12%
Expenses Net of Reductions(d)	1.04%		1.05%	1.06%		1.04%	1.03%	1.04%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	1.04%		1.05%	1.06%		1.07%	1.08%	1.07%
Portfolio Turnover Rate	20	%(c)	22%	21	%(g)	193%	144%	120%

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for period less than one year

(d)	Annualized for period less than one year

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(g)	Effective October 26, 2009, the Subadviser changed from Jennison Associates LLC to Massachusettes FinancialServices Company (“MFS”). Implementation of MFS’ investment strategy has contributed to a lower portfolioturnover rate for the year ended December 31, 2010 as compared to prior years.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL MFS Investors Trust Fund

Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MFS Investors Trust Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL MFS Investors Trust Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2012 are presented on the Fund’s Schedule of Portfolio Investments (“Schedule”). The average outstanding amount of securities on loan was $7.7 million for the period ended June 30, 2012.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $4,855 during the period ended June 30, 2012. These fees have been netted against Income from Securities Lending on the Statement of Operations.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL MFS Investors Trust Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Fund may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2012, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2012, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement between the Manager and Massachusetts Financial Services Company (“MFS”), MFS provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL MFS Investors Trust Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2013.

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL MFS Investors Trust Fund	0.75%	1.20%

*	The Manager voluntarily reduced the management fee to 0.70% on assets above $100 million. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2012, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL MFS Investors Trust Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $1,761 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting and a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL MFS Investors Trust Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Automobiles	$—	$1,628,735	$—	$1,628,735
Beverages	—	6,696,109	—	6,696,109
Chemicals	6,523,572	2,855,048	—	9,378,620
Food Products	2,782,048	4,362,379	—	7,144,427
Household Products	8,685,514	2,779,783	—	11,465,297
Specialty Retail	—	2,018,836	—	2,018,836
Textiles, Apparel & Luxury Goods	4,269,366	2,802,975	—	7,072,341
All Other Common Stocks+	249,308,418	—	—	249,308,418
Securities Held as Collateral for Securities on Loan	—	11,828,278	—	11,828,278
Unaffiliated Investment Company	4,360,668	—	—	4,360,668

Total Investment Securities	$275,929,586	$34,972,143	$—	$310,901,729

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MFS Investors Trust Fund	$61,998,290	$58,639,751

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $265,528,811. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$55,668,239
Unrealized depreciation	(10,295,321)

Net unrealized appreciation	$45,372,918

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL MFS Investors Trust Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

As of the end of their tax year ended December 31, 2011, the following Portfolios have capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Short-term Amount	Expires
AZL MFS Investors Trust Fund	$18,063,308	12/31/2016
	12,881,114	12/31/2017

During the year ended December 31, 2011, the Fund utilized $5,800,722 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2011 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MFS Investors Trust Fund	$1,849,218	$—	$1,849,218

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL MFS Investors Trust Fund	$2,217,529	$(30,944,422)	$31,470,280	$2,743,387

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2012.

7. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL® Mid Cap Index Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Mid Cap Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Mid Cap Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Mid Cap Index Fund	$1,000.00	$1,075.50	$3.10	0.60%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Mid Cap Index Fund	$1,000.00	$1,021.88	$3.02	0.60%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

Portfolio Composition

(Unaudited)

Investments	Percent of net assets+
Financials	21.0%
Industrials	15.6
Information Technology	14.9
Consumer Discretionary	12.9
Health Care	10.6
Materials	6.6
Energy	5.1
Utilities	5.0
Consumer Staples	3.4
Unaffiliated Investment Company	3.2
Securities Held as Collateral for Securities on Loan	2.6
Telecommunication Services	0.5

Total	101.4%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks (95.6%):
Aerospace & Defense (1.3%):
7,489	Alliant Techsystems, Inc.	$378,719
23,481	BE Aerospace, Inc.*	1,025,180
6,964	Esterline Technologies Corp.*	434,205
42,176	Exelis, Inc.	415,855
11,179	Huntington Ingalls Industries, Inc.*	449,843
11,261	Triumph Group, Inc.	633,657

		3,337,459

Air Freight & Logistics (0.1%):
23,408	UTI Worldwide, Inc.	341,991

Airlines (0.3%):
16,070	Alaska Air Group, Inc.*	576,913
51,609	JetBlue Airways Corp.*	273,528

		850,441

Auto Components (0.3%):
32,594	Gentex Corp.	680,237

Automobiles (0.1%):
9,557	Thor Industries, Inc.	261,957

Biotechnology (2.0%):
17,628	Regeneron Pharmaceuticals, Inc.*	2,013,470
12,134	United Therapeutics Corp.*	599,177
47,699	Vertex Pharmaceuticals, Inc.*	2,667,328

		5,279,975

Building Products (0.5%):
36,078	Fortune Brands Home & Security, Inc.*	803,457
11,519	Lennox International, Inc.	537,131

		1,340,588

Capital Markets (2.1%):
11,607	Affiliated Managers Group, Inc.*	1,270,386
45,862	Apollo Investment Corp.	352,220
26,119	Eaton Vance Corp.	703,907
6,570	Greenhill & Co., Inc.^	234,221
42,609	Janus Capital Group, Inc.	333,202
33,977	Jefferies Group, Inc.	441,361
25,231	Raymond James Financial, Inc.	863,910
32,528	SEI Investments Co.	646,982
19,514	Waddell & Reed Financial, Inc., Class A	590,884

		5,437,073

Chemicals (2.9%):
20,157	Albemarle Corp.	1,202,164
17,734	Ashland, Inc.	1,229,144
14,330	Cabot Corp.	583,231
10,394	Cytec Industries, Inc.	609,504
11,913	Intrepid Potash, Inc.*	271,140

Shares		Fair Value

Common Stocks, continued
Chemicals, continued
4,012	Minerals Technologies, Inc.	$255,885
2,394	NewMarket Corp.	518,540
18,104	Olin Corp.	378,193
29,726	RPM International, Inc.	808,547
9,804	Scotts Miracle-Gro Co. (The), Class A	403,140
11,282	Sensient Technologies Corp.	414,388
20,613	Valspar Corp. (The)	1,081,976

		7,755,852

Commercial Banks (4.0%):
39,315	Associated Banc-Corp.	518,565
18,575	BancorpSouth, Inc.	269,709
10,288	Bank of Hawaii Corp.	472,734
17,792	Cathay General Bancorp	293,746
10,601	City National Corp.	514,997
17,790	Commerce Bancshares, Inc.	674,241
13,871	Cullen/Frost Bankers, Inc.	797,444
32,673	East West Bancorp, Inc.	766,509
79,707	First Niagara Financial Group, Inc.	609,758
24,785	FirstMerit Corp.	409,448
45,385	Fulton Financial Corp.	453,396
19,160	Hancock Holding Co.	583,230
12,081	International Bancshares Corp.	235,821
10,725	Prosperity Bancshares, Inc.	450,772
10,436	Signature Bank*	636,283
9,994	SVB Financial Group*	586,848
144,360	Synovus Financial Corp.^	285,833
36,658	TCF Financial Corp.	420,834
14,640	Trustmark Corp.	358,387
44,584	Valley National Bancorp^	472,590
16,684	Webster Financial Corp.	361,375
6,297	Westamerica Bancorp	297,155

		10,469,675

Commercial Services & Supplies (1.6%):
10,684	Brink’s Co. (The)	247,655
10,721	Clean Harbors, Inc.*	604,879
23,511	Copart, Inc.*	556,975
22,595	Corrections Corp. of America	665,423
11,527	Deluxe Corp.	287,483
13,186	Herman Miller, Inc.	244,205
10,293	HNI Corp.	265,045
7,007	Mine Safety Appliances Co.	281,962
14,601	Rollins, Inc.	326,624
27,879	Waste Connections, Inc.	834,140

		4,314,391

Communications Equipment (0.9%):
14,402	ADTRAN, Inc.	434,796
22,413	Ciena Corp.*	366,901
9,607	Plantronics, Inc.	320,874

continued

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Communications Equipment, continued
40,299	Polycom, Inc.*	$423,945
35,830	Riverbed Technology, Inc.*	578,655
82,783	Tellabs, Inc.	275,667

		2,400,838

Computers & Peripherals (0.6%):
14,236	Diebold, Inc.	525,451
35,868	NCR Corp.*	815,280
22,022	QLogic Corp.*	301,481

		1,642,212

Construction & Engineering (0.9%):
25,516	Aecom Technology Corp.*	419,738
7,864	Granite Construction, Inc.	205,329
33,541	KBR, Inc.	828,798
14,900	Shaw Group, Inc.*	406,919
17,114	URS Corp.	596,937

		2,457,721

Construction Materials (0.3%):
10,312	Martin Marietta Materials, Inc.^	812,792

Containers & Packaging (1.4%):
15,046	AptarGroup, Inc.	768,098
6,942	Greif, Inc., Class A	284,622
22,160	Packaging Corp. of America	625,799
15,974	Rock-Tenn Co., Class A	871,382
11,186	Silgan Holdings, Inc.	477,530
22,733	Sonoco Products Co.	685,400

		3,712,831

Distributors (0.4%):
33,317	LKQ Corp.*	1,112,788

Diversified Consumer Services (0.8%):
4,091	ITT Educational Services, Inc.*^	248,528
6,372	Matthews International Corp., Class A	207,026
13,013	Regis Corp.	233,714
49,061	Service Corp. International	606,885
15,312	Sotheby’s	510,808
2,682	Strayer Education, Inc.^	292,392

		2,099,353

Diversified Financial Services (0.6%):
19,762	CBOE Holdings, Inc.	547,012
27,470	MSCI, Inc., Class A*	934,530

		1,481,542

Diversified Telecommunication Services (0.3%):
34,016	TW Telecom, Inc.*	872,851

Electric Utilities (1.7%):
13,769	Cleco Corp.	575,957
34,550	Great Plains Energy, Inc.	739,715
21,834	Hawaiian Electric Industries, Inc.	622,706
11,323	IDACORP, Inc.	476,472
53,338	NV Energy, Inc.	937,682

Shares		Fair Value

Common Stocks, continued
Electric Utilities, continued
18,005	PNM Resources, Inc.	$351,818
28,518	Westar Energy, Inc.	854,114

		4,558,464

Electrical Equipment (1.6%):
9,570	Acuity Brands, Inc.	487,209
36,326	AMETEK, Inc.	1,813,030
11,250	General Cable Corp.*	291,825
13,384	Hubbell, Inc., Class B	1,043,149
9,411	Regal-Beloit Corp.	585,929

		4,221,142

Electronic Equipment, Instruments & Components (2.1%):
25,258	Arrow Electronics, Inc.*	828,715
32,783	Avnet, Inc.*	1,011,683
34,431	Ingram Micro, Inc., Class A*	601,509
9,032	Itron, Inc.*	372,480
21,066	National Instruments Corp.	565,833
9,010	Tech Data Corp.*	434,012
28,271	Trimble Navigation, Ltd.*	1,300,749
32,351	Vishay Intertechnology, Inc.*	305,070

		5,420,051

Energy Equipment & Services (2.5%):
12,853	Atwood Oceanics, Inc.*	486,358
4,488	CARBO Ceramics, Inc.^	344,364
17,095	Dresser-Rand Group, Inc.*	761,411
7,812	Dril-Quip, Inc.*	512,389
23,879	Helix Energy Solutions Group, Inc.*	391,854
24,477	Oceaneering International, Inc.	1,171,469
11,673	Oil States International, Inc.*	772,753
35,287	Patterson-UTI Energy, Inc.	513,779
35,605	Superior Energy Services, Inc.*	720,289
11,584	Tidewater, Inc.	537,034
9,441	Unit Corp.*	348,279

		6,559,979

Food & Staples Retailing (0.3%):
11,142	Harris Teeter Supermarkets, Inc.	456,711
48,263	Supervalu, Inc.^	250,002

		706,713

Food Products (1.9%):
25,495	Flowers Foods, Inc.	592,249
29,494	Green Mountain Coffee Roasters, Inc.*^	642,379
27,016	Hillshire Brands Co.	783,194
17,250	Ingredion, Inc.	854,220
4,502	Lancaster Colony Corp.	320,587
6,219	Post Holdings, Inc.*	191,234
12,479	Ralcorp Holdings, Inc.*	832,849
36,403	Smithfield Foods, Inc.*	787,397

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Food Products, continued
5,636	Tootsie Roll Industries, Inc.^	$134,475

		5,138,584

Gas Utilities (1.4%):
20,346	Atmos Energy Corp.	713,534
18,808	National Fuel Gas Co.	883,600
40,271	Questar Corp.+	840,053
25,391	UGI Corp.	747,257
11,648	WGL Holdings, Inc.	463,008

		3,647,452

Health Care Equipment & Supplies (2.7%):
10,702	Cooper Cos., Inc. (The)	853,591
10,303	Gen-Probe, Inc.*	846,907
14,026	Hill-Rom Holdings, Inc.	432,702
59,796	Hologic, Inc.*	1,078,720
12,438	IDEXX Laboratories, Inc.*	1,195,665
12,957	Masimo Corp.*	289,978
32,261	ResMed, Inc.*	1,006,543
13,066	STERIS Corp.	409,880
9,224	Teleflex, Inc.	561,834
13,261	Thoratec Corp.*	445,304

		7,121,124

Health Care Providers & Services (4.0%):
10,962	AMERIGROUP Corp.*	722,505
11,437	Catalyst Health Solutions, Inc.*	1,068,673
20,549	Community Health Systems, Inc.*	575,989
57,941	Health Management Associates, Inc., Class A*	454,837
18,825	Health Net, Inc.*	456,883
20,309	Henry Schein, Inc.*	1,594,053
19,429	HMS Holdings Corp.*	647,180
11,023	LifePoint Hospitals, Inc.*	451,723
19,515	Lincare Holdings, Inc.	663,900
11,120	MEDNAX, Inc.*	762,165
25,531	Omnicare, Inc.	797,333
14,360	Owens & Minor, Inc.	439,847
21,883	Universal Health Services, Inc., Class B	944,470
19,778	VCA Antech, Inc.*	434,720
9,739	WellCare Health Plans, Inc.*	516,167

		10,530,445

Health Care Technology (0.2%):
43,148	Allscripts Healthcare Solutions, Inc.*	471,608

Hotels, Restaurants & Leisure (1.5%):
9,742	Bally Technologies, Inc.*	454,562
6,588	Bob Evans Farms, Inc.	264,838
17,036	Brinker International, Inc.	542,937
12,206	Cheesecake Factory, Inc. (The)*	390,104

Shares		Fair Value

Common Stocks, continued
Hotels, Restaurants & Leisure, continued
6,156	International Speedway Corp., Class A	$161,164
9,689	Life Time Fitness, Inc.*	450,635
6,720	Panera Bread Co., Class A*	937,037
13,366	Scientific Games Corp.*	114,279
67,052	Wendy’s Co. (The)	316,486
12,515	WMS Industries, Inc.*	249,674

		3,881,716

Household Durables (1.6%):
15,936	KB Home^	156,173
8,587	M.D.C. Holdings, Inc.	280,537
12,938	Mohawk Industries, Inc.*	903,461
1,145	NVR, Inc.*	973,250
14,358	Tempur-Pedic International, Inc.*	335,834
33,161	Toll Brothers, Inc.*	985,876
12,636	Tupperware Brands Corp.	691,947

		4,327,078

Household Products (1.1%):
31,390	Church & Dwight Co., Inc.	1,741,204
14,777	Energizer Holdings, Inc.*	1,111,969

		2,853,173

Industrial Conglomerates (0.3%):
14,041	Carlisle Cos., Inc.	744,454

Insurance (4.4%):
3,291	Alleghany Corp.*	1,118,117
17,078	American Financial Group, Inc.	669,970
26,736	Arthur J. Gallagher & Co.	937,632
16,165	Aspen Insurance Holdings, Ltd.	467,169
26,231	Brown & Brown, Inc.	715,319
11,920	Everest Re Group, Ltd.	1,233,601
50,355	Fidelity National Financial, Inc., Class A	969,837
23,996	First American Financial Corp.	406,972
10,180	Hanover Insurance Group, Inc. (The)	398,343
22,870	HCC Insurance Holdings, Inc.	718,118
11,203	Kemper Corp.	344,492
6,485	Mercury General Corp.	270,230
58,641	Old Republic International Corp.	486,134
18,306	Protective Life Corp.	538,379
16,660	Reinsurance Group of America, Inc.	886,479
10,031	StanCorp Financial Group, Inc.	372,752
25,323	W.R. Berkley Corp.	985,571

		11,519,115

Internet & Catalog Retail (0.1%):
8,856	HSN, Inc.	357,340

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Internet Software & Services (1.6%):
21,132	AOL, Inc.*	$593,387
10,865	Equinix, Inc.*	1,908,437
27,401	Monster Worldwide, Inc.*	232,909
24,132	Rackspace Hosting, Inc.*	1,060,360
18,229	ValueClick, Inc.*	298,773

		4,093,866

IT Services (3.2%):
17,357	Acxiom Corp.*	262,264
11,380	Alliance Data Systems Corp.*	1,536,300
28,229	Broadridge Financial Solutions, Inc.	600,431
26,373	Convergys Corp.	389,529
24,142	CoreLogic, Inc.*	442,040
7,722	DST Systems, Inc.	419,382
21,080	Gartner, Inc.*	907,494
17,755	Global Payments, Inc.	767,549
19,733	Jack Henry & Associates, Inc.	681,183
19,103	Lender Processing Services, Inc.	482,924
5,334	ManTech International Corp., Class A	125,189
15,117	NeuStar, Inc., Class A*	504,908
24,327	VeriFone Systems, Inc.*	804,980
8,784	Wright Express Corp.*	542,148

		8,466,321

Leisure Equipment & Products (0.4%):
15,522	Polaris Industries, Inc.	1,109,513

Life Sciences Tools & Services (1.2%):
4,469	Bio-Rad Laboratories, Inc., Class A*	446,945
11,075	Charles River Laboratories International, Inc.*	362,817
12,534	Covance, Inc.*	599,752
7,107	Mettler-Toledo International, Inc.*	1,107,626
8,323	Techne Corp.	617,566

		3,134,706

Machinery (5.2%):
21,972	AGCO Corp.*	1,004,780
11,355	CLARCOR, Inc.	546,857
11,166	Crane Co.	406,219
33,654	Donaldson Co., Inc.	1,123,034
11,317	Gardner Denver, Inc.	598,782
13,662	Graco, Inc.	629,545
18,204	Harsco Corp.	370,998
18,989	IDEX Corp.	740,191
20,859	ITT Corp.	367,118
18,092	Kennametal, Inc.	599,750
18,915	Lincoln Electric Holdings, Inc.	828,288
12,790	Nordson Corp.	655,999
20,714	Oshkosh Corp.*	433,958

Shares		Fair Value

Common Stocks, continued
Machinery, continued
22,386	Pentair, Inc.	$856,936
11,447	SPX Corp.	747,718
24,954	Terex Corp.*	444,930
18,971	Timken Co.	868,682
18,142	Trinity Industries, Inc.	453,187
5,100	Valmont Industries, Inc.	616,947
10,887	Wabtec Corp.	849,295
13,597	Woodward, Inc.	536,266

		13,679,480

Marine (0.4%):
9,538	Alexander & Baldwin, Inc.*	507,899
12,628	Kirby Corp.*	594,526

		1,102,425

Media (1.2%):
12,972	AMC Networks, Inc., Class A*	461,155
23,096	Cinemark Holdings, Inc.	527,744
16,144	DreamWorks Animation SKG, Inc., Class A*^	307,705
10,555	John Wiley & Sons, Inc.	517,089
13,278	Lamar Advertising Co.*	379,751
8,415	Meredith Corp.^	268,775
27,434	New York Times Co. (The), Class A*	213,985
5,797	Scholastic Corp.	163,243
9,751	Valassis Communications, Inc.*^	212,084

		3,051,531

Metals & Mining (1.6%):
9,939	Carpenter Technology Corp.	475,482
26,213	Commercial Metals Co.	331,332
7,475	Compass Minerals International, Inc.	570,193
16,982	Reliance Steel & Aluminum Co.	857,591
13,481	Royal Gold, Inc.	1,056,910
49,518	Steel Dynamics, Inc.	581,837
12,017	Worthington Industries, Inc.	245,988

		4,119,333

Multi-Utilities (1.5%):
25,076	Alliant Energy Corp.	1,142,713
9,966	Black Hills Corp.	320,606
42,677	MDU Resources Group, Inc.	922,250
22,282	OGE Energy Corp.	1,153,985
18,532	Vectren Corp.	547,065

		4,086,619

Multiline Retail (0.1%):
35,993	Saks, Inc.*^	383,325

Office Electronics (0.2%):
11,721	Zebra Technologies Corp., Class A*	402,734

continued

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Oil, Gas & Consumable Fuels (2.6%):
48,022	Arch Coal, Inc.^	$330,872
10,877	Bill Barrett Corp.*	232,985
19,373	Cimarex Energy Co.	1,067,840
16,301	Energen Corp.	735,664
26,625	Forest Oil Corp.*	195,161
46,734	HollyFrontier Corp.	1,655,786
14,352	Northern Oil & Gas, Inc.*	228,771
29,132	Plains Exploration & Production Co.*	1,024,864
27,472	Quicksilver Resources, Inc.*^	148,898
14,500	SM Energy Co.	712,095
16,248	World Fuel Services Corp.	617,911

		6,950,847

Paper & Forest Products (0.4%):
8,167	Domtar Corp.	626,490
31,086	Louisiana-Pacific Corp.*	338,216

		964,706

Pharmaceuticals (0.5%):
26,486	Endo Pharmaceuticals Holdings, Inc.*	820,536
13,447	Medicis Pharmaceutical Corp., Class A	459,215

		1,279,751

Professional Services (0.8%):
7,575	Corporate Executive Board Co. (The)	309,666
9,489	FTI Consulting, Inc.*	272,809
10,879	Korn/Ferry International*	156,114
18,124	Manpower, Inc.	664,244
11,519	Towers Watson & Co., Class A	689,988

		2,092,821

Real Estate Investment Trusts (REITs) (9.3%):
14,032	Alexandria Real Estate Equities, Inc.	1,020,407
16,883	American Campus Communities, Inc.	759,397
34,843	BioMed Realty Trust, Inc.	650,867
17,334	BRE Properties, Inc.	867,047
18,145	Camden Property Trust	1,227,872
16,280	Corporate Office Properties Trust	382,743
60,220	Duke Realty Corp.	881,621
13,490	Equity One, Inc.	285,988
7,959	Essex Property Trust, Inc.	1,225,049
14,445	Federal Realty Investment Trust	1,503,580
15,345	Highwoods Properties, Inc.	516,359
10,998	Home Properties, Inc.	674,837
27,925	Hospitality Properties Trust	691,702
26,519	Liberty Property Trust^	976,960
29,959	Macerich Co. (The)	1,769,079

Shares		Fair Value

Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
19,849	Mack-Cali Realty Corp.	$577,011
24,187	National Retail Properties, Inc.	684,250
23,914	OMEGA Healthcare Investors, Inc.	538,065
9,117	Potlatch Corp.	291,197
27,561	Rayonier, Inc.	1,237,489
30,149	Realty Income Corp.	1,259,324
20,325	Regency Centers Corp.	966,860
36,765	Senior Housing Properties Trust	820,595
20,257	SL Green Realty Corp.	1,625,422
13,282	Taubman Centers, Inc.	1,024,839
56,601	UDR, Inc.	1,462,570
27,392	Weingarten Realty Investors	721,505

		24,642,635

Real Estate Management & Development (0.3%):
9,887	Jones Lang LaSalle, Inc.	695,748

Road & Rail (1.6%):
12,615	Con-way, Inc.	455,528
20,375	J.B. Hunt Transport Services, Inc.	1,214,350
24,856	Kansas City Southern Industries, Inc.	1,728,983
10,612	Landstar System, Inc.	548,853
10,054	Werner Enterprises, Inc.	240,190

		4,187,904

Semiconductors & Semiconductor Equipment (2.0%):
100,288	Atmel Corp.*	671,930
26,135	Cree, Inc.*^	670,885
34,424	Cypress Semiconductor Corp.	455,085
28,771	Fairchild Semiconductor International, Inc.*	405,671
32,840	Integrated Device Technology, Inc.*	184,561
15,640	International Rectifier Corp.*	312,644
28,808	Intersil Corp., Class A	306,805
51,297	MEMC Electronic Materials, Inc.*	111,314
62,876	RF Micro Devices, Inc.*	267,223
14,810	Semtech Corp.*	360,179
9,692	Silicon Laboratories, Inc.*	367,327
42,862	Skyworks Solutions, Inc.*	1,173,133

		5,286,757

Software (4.4%):
25,082	_78486Q101Rovi Corp.*	492,109
8,987	ACI Worldwide, Inc.*	397,315
7,213	Advent Software, Inc.*	195,544
21,051	Ansys, Inc.*	1,328,529
62,073	Cadence Design Systems, Inc.*	682,182
49,221	Compuware Corp.*	457,263
10,646	Concur Technologies, Inc.*	724,993

continued

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Software, continued
10,151	FactSet Research Systems, Inc.	$943,434
7,748	Fair Isaac Corp.	327,585
24,466	Informatica Corp.*	1,036,380
21,084	Mentor Graphics Corp.*	316,260
18,157	Micros Systems, Inc.*	929,638
26,988	Parametric Technology Corp.*	565,669
12,821	Quest Software, Inc.*	357,065
15,703	Solera Holdings, Inc.	656,228
33,243	Synopsys, Inc.*	978,342
37,277	TIBCO Software, Inc.*	1,115,328

		11,503,864

Specialty Retail (4.7%):
17,188	Aaron’s, Inc.	486,592
16,614	Advance Auto Parts, Inc.	1,133,407
18,370	Aeropostale, Inc.*	327,537
44,291	American Eagle Outfitters, Inc.	873,861
11,028	Ann, Inc.*	281,104
30,623	Ascena Retail Group, Inc.*	570,200
9,041	Barnes & Noble, Inc.*^	148,815
37,900	Chico’s FAS, Inc.	562,436
13,861	Collective Brands, Inc.*	296,903
21,357	Dick’s Sporting Goods, Inc.	1,025,136
34,257	Foot Locker, Inc.	1,047,579
14,631	Guess?, Inc.	444,344
62,534	Office Depot, Inc.*	135,073
24,495	PetSmart, Inc.	1,670,069
22,207	RadioShack Corp.^	85,275
13,429	Rent-A-Center, Inc.	453,095
19,232	Signet Jewelers, Ltd.	846,400
16,283	Tractor Supply Co.	1,352,548
22,525	Williams-Sonoma, Inc.	787,699

		12,528,073

Textiles, Apparel & Luxury Goods (1.5%):
11,590	Carter’s, Inc.*	609,634
8,697	Deckers Outdoor Corp.*^	382,755
22,050	Hanesbrands, Inc.*	611,446
15,908	PVH Corp.	1,237,483
8,366	Under Armour, Inc., Class A*^	790,420
9,277	Warnaco Group, Inc. (The)*	395,015

		4,026,753

Shares or Principal Amount		Fair Value

Common Stocks, continued
Thrifts & Mortgage Finance (0.7%):
19,194	Astoria Financial Corp.	$188,101
99,243	New York Community Bancorp, Inc.	1,243,515
24,153	Washington Federal, Inc.	407,944

		1,839,560

Tobacco (0.1%):
5,267	Universal Corp.^	244,020

Trading Companies & Distributors (0.8%):
10,578	GATX Corp.	407,253
10,440	MSC Industrial Direct Co., Inc., Class A	684,342
19,067	United Rentals, Inc.*^	649,041
6,685	Watsco, Inc.	493,353

		2,233,989

Water Utilities (0.3%):
31,437	Aqua America, Inc.	784,667

Wireless Telecommunication Services (0.2%):
21,835	Telephone and Data Systems, Inc.	464,867

Total Common Stocks (Cost $228,166,266)		252,077,820

Securities Held as Collateral for Securities on Loan (2.6%):
$6,856,851	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	6,856,851

Total Securities Held as Collateral for Securities on Loan (Cost $6,856,851)		6,856,851

Unaffiliated Investment Company (3.2%):
8,046,933	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(b)	8,046,933

Total Unaffiliated Investment Company (Cost $8,046,933)		8,046,933

Total Investment Securities (Cost $243,070,050)(c) — 101.4%		266,981,604
Net other assets (liabilities) — (1.4)%		(4,038,304)

Net Assets — 100.0%		$262,943,300

Percentages indicated are based on net assets as of June 30, 2012.

*	Non-income producing security

^	This security or a partial position of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $6,884,366.

+	Affiliated securities

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2012.

(b)	The rate represents the effective yield at June 30, 2012.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

continued

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Futures Contracts

Cash of $654,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2012:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)

S&P 400 Index E-Mini September Futures	Long	9/24/12	115	$10,804,250	$370,060

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Mid Cap Index Fund

Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$242,374,016
Investments in affiliates, at cost	696,034

Total investment securities, at cost	$243,070,050

Investments in non-affiliates, at value*	$266,141,551
Investments in affiliates, at value	840,053

Total investment securities, at value	266,981,604
Segregated cash for collateral	654,000
Interest and dividends receivable	262,152
Receivable for capital shares issued	150,328
Receivable for investments sold	2,431,152
Receivable for variation margin on futures contracts	294,164
Prepaid expenses	980

Total Assets	270,774,380

Liabilities:
Payable for investments purchased	834,415
Payable for capital shares redeemed	2,886
Payable for collateral received on loaned securities	6,856,851
Manager fees payable	52,014
Administration fees payable	8,454
Distribution fees payable	51,381
Custodian fees payable	3,026
Administrative and compliance services fees payable	1,465
Other accrued liabilities	20,588

Total Liabilities	7,831,080

Net Assets	$262,943,300

Net Assets Consist of:
Capital	$228,131,902
Accumulated net investment income/(loss)	2,318,103
Accumulated net realized gains/(losses) from investment transactions	8,211,681
Net unrealized appreciation/(depreciation) on investments	24,281,614

Net Assets	$262,943,300

Shares of beneficial interest (unlimited number of shares authorized, no par value)	16,189,603
Net Asset Value (offering and redemption price per share)	$16.24

*	Includes securities on loan of $6,884,366

Statement of Operations

For the Six Months Ended June 30, 2012

(Unaudited)

Investment Income:
Dividends	$1,739,623
Dividends from affiliated securities	12,144
Income from securities lending	63,647

Total Investment Income	1,815,414

Expenses:
Manager fees	303,680
Administration fees	50,866
Distribution fees	303,680
Custodian fees	12,072
Administrative and compliance services fees	4,222
Trustee fees	9,170
Professional fees	9,935
Shareholder reports	7,233
Recoupment of prior expenses reimbursed by the Manager	633
Other expenses	31,696

Total expenses	733,187

Net Investment Income/(Loss)	1,082,227

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	2,591,759
Net realized gains/(losses) on futures contracts	364,148
Change in unrealized appreciation/depreciation on investments	11,472,487

Net Realized/Unrealized Gains/(Losses) on Investments	14,428,394

Change in Net Assets Resulting From Operations	$15,510,621

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Statements of Changes in Net Assets

	AZL Mid Cap Index Fund
	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011

	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$1,082,227	$1,235,886
Net realized gains/(losses) on investment transactions	2,955,907	5,740,577
Change in unrealized appreciation/depreciation on investments	11,472,487	(12,924,143)

Change in net assets resulting from operations	15,510,621	(5,947,680)

Dividends to Shareholders:
From net investment income	—	(750,957)
From net realized gains on investments	—	(7,490,007)

Change in net assets resulting from dividends to shareholders	—	(8,240,964)

Capital Transactions:
Proceeds from shares issued	42,635,826	82,000,063
Proceeds from dividends reinvested	—	8,240,964
Value of shares redeemed	(4,788,798)	(21,462,117)

Change in net assets resulting from capital transactions	37,847,028	68,778,910

Change in net assets	53,357,649	54,590,266
Net Assets:
Beginning of period	209,585,651	154,995,385

End of period	$262,943,300	$209,585,651

Accumulated net investment income/(loss)	$2,318,103	$1,235,876

Share Transactions:
Shares issued	2,599,253	5,066,807
Dividends reinvested	—	562,907
Shares redeemed	(293,952)	(1,329,222)

Change in shares	2,305,301	4,300,492

See accompanying notes to the financial statements.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Mid Cap Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2012		Year Ended December 31,		May 1, 2009 to December 31, 2009(a)
			2011	2010
	(Unaudited)
Net Asset Value, Beginning of Period	$15.10		$16.17	$13.09	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.05		0.07	0.05	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	1.09		(0.47)	3.16	3.03

Total from Investment Activities	1.14		(0.40)	3.21	3.09

Dividends to Shareholders From:
Net Investment Income	—		(0.06)	(0.04)	—
Net Realized Gains	—		(0.61)	(0.09)	—

Total Dividends	—		(0.67)	(0.13)	—

Net Asset Value, End of Period	$16.24		$15.10	$16.17	$13.09

Total Return(b)	7.55	%(c)	(2.32)%	24.67%	30.90	%(c)
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$262,943		$209,586	$154,995	$65,210
Net Investment Income/(Loss)(d)	0.89%		0.66%	0.71%	1.12%
Expenses Before Reductions(d)(e)	0.60%		0.63%	0.61%	0.66%
Expenses Net of Reductions(d)	0.60%		0.61%	0.60%	0.60%
Portfolio Turnover Rate	4	%(c)	15%	34%	27	%(c)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Mid Cap Index Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Mid Cap Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2012 are presented on the Fund’s Schedule of Portfolio Investments (“Schedule”). The average outstanding amount of securities on loan was $9.2 million for the period ended June 30, 2012.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $6,422 during the period ended June 30, 2012. These fees have been netted against Income from Securities Lending on the Statement of Operations.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Mid Cap Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Fund may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2012, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2012, the Fund used futures contracts to provide equity exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $10.4 million as of June 30, 2012. The monthly average notional amount for these contracts was $8.5 for the period ended June 30, 2012.

Summary of Derivative Instruments

The following is a summary of the fair value of derivative instruments as of June 30, 2012:

	Asset Derivatives		Liability Derivatives
Primary Risk	Statements of Assets and Liabilities Location	Total Fair Value*	Statements of Assets and Liabilities Location	Total Fair Value*
Equity Contracts	Receivable for variation margin on futures contracts	$370,060	Payable for variation margin on futures contracts	$—

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin of Futures Contracts.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Mid Cap Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2012:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/ (Losses) on Derivative Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Equity Contracts	Net realized gains/(losses) on furures contracts/change in unrealized appreciation/depreciation on investments	$364,148	$331,286

New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2013.

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit*
AZL Mid Cap Index Fund	0.25%	0.71%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2012, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2012	Expires 12/31/2013	Total
AZL Mid Cap Index Fund	$6,911	$15,938	$22,849

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2012, there were no voluntary waivers.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Mid Cap Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $1,383 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting and a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Mid Cap Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$252,077,820	$—	$—	$252,077,820
Securities Held as Collateral for Securities on Loan	—	6,856,851	—	6,856,851
Unaffiliated Investment Company	8,046,933	—	—	8,046,933

Total Investment Securities	$260,124,753	$6,856,851	$—	$266,981,604

Other Financial Instruments:*
Futures Contracts	370,060	—	—	370,060

Total Investments	$260,494,813	6,856,851	$—	$267,351,664

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts, forward contracts and options contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Mid Cap Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Mid Cap Index Fund	$44,510,489	$9,442,012

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $243,648,191. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$38,200,468
Unrealized depreciation	(14,867,055)

Net unrealized appreciation	$23,333,413

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2011 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Mid Cap Index Fund	$5,136,435	$3,104,529	$8,240,964

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Unrealized Appreciation(a)	Total Accumulated Earnings/(Deficit)

AZL Mid Cap Index Fund	$2,448,766	$4,650,882	$12,201,129	$19,300,777

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2012.

7.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

19

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL® Money Market Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Money Market Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Money Market Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Money Market Fund	$1,000.00	$1,000.00	$1.49	0.30%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Money Market Fund	$1,000.00	$1,023.37	$1.51	0.30%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

Portfolio Composition

(Unaudited)

Investments	Percent of net assets+
Financials	71.4%
U.S. Treasury Obligations	10.8
Municipal Bonds	10.5
U.S. Government Agency Mortgages	7.0
Unaffiliated Investment Company	0.0

Total	99.7%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Money Market Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Principal Amount		Fair Value

Certificates of Deposit (36.0%):
Commercial Banks (36.0%):
$5,000,000	Australia & New Zealand Banking Group, NY, 0.28%, 7/27/12	$5,000,054
17,000,000	Bank of Nova Scotia, NY, 0.35%, 7/17/12	17,000,000
10,500,000	Barclays Bank plc, NY, 0.59%, 7/13/12	10,500,000
7,000,000	Commonwealth Bank of Australia, NY, 0.28%, 8/13/12	7,000,000
10,000,000	Credit Suisse, NY, 0.30%, 7/12/12	10,000,000
18,000,000	Credit Suisse, NY, 0.34%, 9/5/12	18,000,000
17,200,000	Mizuho Corporate Bank, NY, 0.34%, 8/21/12	17,200,000
15,000,000	Mizuho Corporate Bank, NY, 0.36%, 9/18/12	15,000,000
5,000,000	National Australia Bank, NY, 0.31%, 9/10/12	5,000,295
8,000,000	National Bank Canada, NY, 0.35%, 8/27/12	8,000,000
41,000,000	Norinchukin Bank, NY, 0.18%, 7/3/12	41,000,000
15,000,000	Rabobank Nederland NV, NY, 0.57%, 9/17/12	15,000,000
14,000,000	Rabobank Nederland NV, NY, 0.53%, 10/25/12	14,000,000
11,000,000	Royal Bank of Canada, NY, 0.48%, 7/9/12(a)	11,000,000
7,500,000	Royal Bank of Canada, NY, 0.48%, 5/16/13(a)	7,500,000
12,000,000	State Street Bank & Trust Co., 0.22%, 9/26/12	12,000,000
15,000,000	Sumitomo Mitsui Bank, NY, 0.35%, 7/24/12	15,001,340
11,000,000	Sumitomo Mitsui Bank, NY, 0.35%, 8/10/12(a)	11,000,000
12,000,000	Sumitomo Mitsui Bank, NY, 0.35%, 9/12/12	12,000,000
20,000,000	Sumitomo Trust & Bank, NY, 0.37%, 7/10/12	20,000,000
5,000,000	Svenska Handelsbanken, NY, 0.26%, 8/17/12	5,000,000
20,000,000	Svenska Handelsbanken, NY, 0.38%, 10/11/12	20,000,000
9,000,000	Toronto Dominion Bank, NY, 0.28%, 8/24/12	9,000,000
15,000,000	Westpac Banking Corp., NY, 0.43%, 2/4/13(a)	15,000,000

Total Certificates of Deposit (Cost $320,201,689)		320,201,689

Principal Amount		Fair Value

Commercial Paper (35.4%):
Commercial Banks (7.3%):
$8,000,000	Bank of Tokyo-Mitsubishi UFJ, NY, 0.35%, 8/2/12(b)	$7,997,511
10,000,000	Bank of Tokyo-Mitsubishi UFJ, NY, 0.35%, 8/7/12(b)	9,996,403
13,000,000	Bank of Tokyo-Mitsubishi UFJ, NY, 0.35%, 9/12/12(b)	12,990,774
9,215,000	Deutsche Bank Financial LLC, 0.20%, 7/11/12(b)	9,214,488
15,000,000	NRW Bank, 0.27%, 7/24/12(b)(c)	14,997,412
10,000,000	Westpac Banking Corp., 0.47%, 8/1/12(b) (c)	9,995,953

		65,192,541

Diversified Financial Services (28.1%):
8,000,000	Fairway Finance Corp., 0.28%, 8/3/12(a) (c)	8,000,000
10,000,000	Fairway Finance Corp., 0.28%, 8/7/12(a) (c)	10,000,000
10,000,000	Fairway Finance Corp., 0.29%, 9/27/12(a) (c)	10,000,000
12,000,000	Fairway Finance Corp., 0.27%, 11/16/12(a) (c)	12,000,000
13,000,000	General Electric Capital Corp., 0.30%, 8/14/12(b)	12,995,233
5,000,000	Kells Funding LLC, 0.56%, 7/9/12(b) (c)	4,999,378
9,000,000	Kells Funding LLC, 0.60%, 9/26/12(b) (c)	8,986,950
15,000,000	Nordea North America, Inc., 0.28%, 8/22/12(b)	14,994,042
20,000,000	Regency Markets No 1 LLC, 0.20%, 7/6/12(b) (c)	19,999,444
10,000,000	Regency Markets No 1 LLC, 0.36%, 7/16/12(b) (c)	9,998,500
7,000,000	Regency Markets No 1 LLC, 0.36%, 7/20/12(b) (c)	6,998,670
15,000,000	Salisbury Receivables Co., 0.22%, 7/25/12(b) (c)	14,997,800
12,000,000	Solitaire Funding LLC, 0.37%, 7/10/12(b) (c)	11,998,890
11,000,000	Solitaire Funding LLC, 0.30%, 8/1/12(b) (c)	10,997,158
10,000,000	Solitaire Funding LLC, 0.28%, 8/8/12(b) (c)	9,997,045
15,000,000	Svenska Handelsbanken, Inc., 0.39%, 10/1/12(b) (c)	14,984,922
6,000,000	Thunder Bay Funding LLC, 0.16%, 7/25/12(b) (c)	5,999,360
8,000,000	Thunder Bay Funding LLC, 0.32%, 8/28/12(b) (c)	7,995,876
20,000,000	Thunder Bay Funding LLC, 0.25%, 10/9/12(b) (c)	19,986,111

continued

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Money Market Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Principal Amount		Fair Value

Commercial Paper, continued
Diversified Financial Services, continued
$10,000,000	Victory Receivables Corp., 0.17%, 7/2/12(b) (c)	$9,999,953
23,763,000	Victory Receivables Corp., 0.21%, 7/10/12(b) (c)	23,761,752

		249,691,084

Total Commercial Paper (Cost $314,883,625)		314,883,625

Municipal Bonds (10.5%):
California (6.0%):
16,500,000	California Health Facilities Financing Authority Revenue, Series B, 0.15%, 10/1/40, LOC: JPMorgan Chase Bank(a)	16,500,000
10,800,000	California Housing Finance Agency Revenue, Series E, 0.16%, 2/1/32, AMT(a)	10,800,000
7,800,000	California Housing Finance Agency Revenue, Series E-1, 0.16%, 2/1/23, AMT(a)	7,800,000
8,500,000	Los Angeles Community Redevelopment Agency Multi-Family Housing Revenue, Series A, 0.16%, 4/15/42, LIQ FAC: Fannie Mae, AMT(a)	8,500,000
9,800,000	San Francisco City & County Redevelopment Agency Multi-Family Housing Revenue, Series A, 0.15%, 6/15/35, LIQ FAC: Fannie Mae(a)	9,800,000

		53,400,000

New York (2.8%):
10,000,000	New York City Housing Development Corp. Multi-Family Rent Revenue, Series A, 0.17%, 5/15/34, LIQ FAC: Fannie Mae, AMT(a)	10,000,000
15,000,000	New York City Housing Development Corp. Multi-Family Rent Revenue, Series A, 0.17%, 3/15/36, LIQ FAC: Fannie Mae(a)	15,000,000

		25,000,000

Pennsylvania (1.7%):
14,700,000	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue, Series 83C, 0.19%, 10/1/35, Bank of Tokyo-Mitsubishi UFJ, AMT(a)	14,700,000

Total Municipal Bonds (Cost $93,100,000)		93,100,000

Principal Amount		Fair Value

U.S. Government Agency Mortgages (7.0%):
Federal Home Loan Mortgage Corporation (5.5%)
$5,000,000	0.18%, 11/2/12, MTN(a)	$4,998,971
7,000,000	0.32%, 9/3/13(a)	6,998,340
36,300,000	0.18%, 9/13/13(a)	36,273,535

		48,270,846

Federal National Mortgage Association (1.5%)
9,000,000	0.24%, 7/26/12(a)	8,999,877
4,500,000	0.27%, 12/20/12(a)	4,499,571

		13,499,448

Total U.S. Government Agency Mortgages (Cost $61,770,294)		61,770,294

U.S. Treasury Obligations (10.8%):
U.S. Treasury Bills (3.7%)
9,000,000	0.14%, 10/18/12(b)	8,996,185
19,000,000	0.13%, 11/29/12(b)	18,989,440
5,000,000	0.14%, 2/7/13(b)	4,995,703

		32,981,328

U.S. Treasury Notes (7.1%)
10,000,000	1.38%, 10/15/12	10,036,139
10,000,000	4.00%, 11/15/12	10,144,544
6,000,000	0.50%, 11/30/12	6,008,550
25,000,000	0.63%, 2/28/13	25,072,002
12,000,000	0.63%, 4/30/13	12,041,674

		63,302,909

Total U.S. Treasury Obligations (Cost $96,284,237)		96,284,237

Unaffiliated Investment Company (0.0%):
93	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(b)	93

Total Unaffiliated Investment Company (Cost $93)		93

Total Investment Securities (Cost $886,239,938)(d) — 99.7%		886,239,938
Net other assets (liabilities) — 0.3%		2,281,459

Net Assets — 100.0%		$888,521,397

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Money Market Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2012.

AMT—Subject to alternative minimum tax

LIQ FAC—Liquidity Facility

LOC—Letter of Credit

MTN—Medium Term Note

(a)	Variable rate security. The rate presented represents the rate in effect at June 30, 2012. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(b)	The rate represents the effective yield at June 30, 2012.
(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(d)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2012:

Country	Percentage
Australia	2.8%
Canada	2.1
Germany	1.7
Japan	5.9
United States	87.5

100.0%

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Money Market Fund

Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets:
Investment securities, at cost	$886,239,938

Investment securities, at value	$886,239,938
Cash	2,133,886
Interest and dividends receivable	418,397
Receivable from Manager	13,258
Prepaid expenses	5,992

Total Assets	888,811,471

Liabilities:
Administration fees payable	28,904
Distribution fees payable	185,254
Custodian fees payable	5,395
Administrative and compliance services fees payable	7,762
Other accrued liabilities	62,759

Total Liabilities	290,074

Net Assets	$888,521,397

Net Assets Consist of:
Capital	$888,506,561
Accumulated net realized gains/(losses) from investment transactions	14,836

Net Assets	$888,521,397

Shares of beneficial interest (unlimited number of shares authorized, no par value)	888,507,202
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations

For the Six Months Ended June 30, 2012

(Unaudited)

Investment Income:
Interest	$1,269,846

Total Investment Income	1,269,846

Expenses:
Manager fees	1,497,294
Administration fees	163,294
Distribution fees	1,069,500
Custodian fees	13,939
Administrative and compliance services fees	13,478
Trustee fees	30,389
Professional fees	33,764
Shareholder reports	25,792
Other expenses	18,372

Total expenses before reductions	2,865,822
Less expenses voluntarily waived/reimbursed by the Manager	(1,595,976)

Net expenses	1,269,846

Net Investment Income/(Loss)	—

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	7,490

Net Realized/Unrealized Gains/(Losses) on Investments	7,490

Change in Net Assets Resulting From Operations	$7,490

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Statements of Changes in Net Assets

	AZL Money Market Fund
	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
	(Unaudited)
Change in Net Assets:
Operations:(a)
Net realized gains/(losses) on investment transactions	$7,490	$7,694

Change in net assets resulting from operations	7,490	7,694

Dividends to Shareholders:
From net realized gains on investments	—	(15,411)

Change in net assets resulting from dividends to shareholders	—	(15,411)

Capital Transactions:
Proceeds from shares issued	261,900,691	630,912,085
Proceeds from dividends reinvested	—	15,411
Value of shares redeemed	(239,012,448)	(626,364,363)

Change in net assets resulting from capital transactions	22,888,243	4,563,133

Change in net assets	22,895,733	4,555,416
Net Assets:
Beginning of period	865,625,664	861,070,248

End of period	$888,521,397	$865,625,664

Accumulated net investment income/(Loss)	$—	$—

Share Transactions:
Shares issued	261,900,691	630,912,085
Dividends reinvested	—	15,411
Shares redeemed	(239,012,448)	(626,364,363)

Change in shares	22,888,243	4,563,133

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Money Market Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2012		Year Ended December 31,
			2011		2010		2009		2008	2007
	(Unaudited)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Investment Activities:
Net Investment Income/(Loss)	—		—		—	(a)	—	(a)	0.02	0.05
Net Realized and Unrealized Gains/(Losses) on Investments	—		—	(a)	—	(a)	—	(a)	— (a)	— (a)

Total from Investment Activities	—		—	(a)	—	(a)	—	(a)	0.02	0.05

Dividends to Shareholders From:
Net Investment Income	—		—	(a)	—	(a)	—	(a)	(0.02)	(0.05)
Net Realized Gains	—		—	(a)	—	(a)	—	(a)	—	—

Total Dividends	—		—	(a)	—	(a)	—	(a)	(0.02)	(0.05)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Total Return(b)	—	%(c)	—%		—%		0.22%		2.44%	4.79%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$888,521		$865,626		$861,070		$901,771		$1,029,286	$596,861
Net Investment Income/(Loss)(d)	—%		—%		—%		0.22%		2.36%	4.66%
Expenses Before Reductions(d)(e)	0.67%		0.66%		0.70%		0.69%		0.69%	0.69%
Expenses Net of Reductions(d)	0.30	%(c)(f)	0.28	%(f)	0.33	%(f)	0.59	%(f)	0.69%	0.69%

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year

(d)	Annualized for periods less than one year

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum yield.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Money Market Fund

Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Money Market Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Investments of the Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Money Market Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Dividends to Shareholders

Dividends from net investment income are declared daily and paid monthly from the Fund. The net realized gains, if any, are declared and paid at least annually by the Fund. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement, effective July 1, 2011 between the Manager and BlackRock Advisors, LLC (“BlackRock Advisors”), BlackRock Advisors provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. Prior to July 1, 2011 the Fund was subadvised by BlackRock Institutional Management Corporation. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2013.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Money Market Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Money Market Fund	0.35%	0.87%

The Manager has voluntarily agreed to waive, reimburse, or pay Fund expenses to the extent necessary in order to maintain a minimum daily net investment income for the Fund of 0.00%. The Distributor may waive its Rule 12b-1 fees. The amount waived, reimbursed, or paid by the Manager and/or the Distributor will be repaid to the Manager and/or the Distributor subject to the following limitations:

1.	The repayments will not cause the Fund’s net investment income to fall below 0.00%.
2.	The repayments must be made no later than three years after the end of the fiscal year in which the waiver, reimbursement, or payment took place.
3.	Any expense recovery paid by the Fund will not cause its expense ratio to exceed 0.87%.

The ability of the Manager and/or the Distributor to receive such payments could negatively affect the Fund’s future yield. Amounts waived under this agreement during the period ended June 30, 2012 are reflected on the Statement of Operations at “Expenses voluntarily waived/reimbursed by Manager.”

Any amounts waived or reimbursed by the Manager in a particular fiscal year under this agreement will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2012, the reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2012	Expires 12/31/2013	Expires 12/31/2014	Expires 12/31/2015	Total
AZL Money Market Fund	$1,064,636	$3,302,245	$3,319,064	$1,595,976	$9,281,921

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2012, there were no voluntary waivers in addition to the amounts disclosed above.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Money Market Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $5,201 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting and a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

For the period ended June 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Certificates of Deposit	$—	$320,201,689	$—	$320,201,689
Commercial Paper	—	314,883,625	—	314,883,625
Municipal Bonds	—	93,100,000	—	93,100,000
U.S. Government Agency Mortgages	—	61,770,294	—	61,770,294
U.S. Treasury Obligations	—	96,284,237	—	96,284,237
Unaffiliated Investment Company	93	—	—	93

Total Investment Securities	$93	$886,239,845	$—	$886,239,938

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Money Market Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

5.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2011 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Money Market Fund	$15,411	$—	$15,411

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Total Accumulated Earnings
AZL Money Market Fund	$7,346	$7,346

6.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

The Fund will disclose on its website at www.Allianzlife.com, within five business days after the end of each month, a complete schedule of portfolio holdings and information regarding the weighted average maturity of the Fund. In addition, the Fund will file with the Commission on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information. The Fund’s Forms N-MFP will be available on the Commission’s website at http://www.sec.gov, on a delayed basis, and the Fund’s website will also contain a link to these filings.

13

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL® Morgan Stanley Global Real Estate Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Global Real Estate Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Morgan Stanley Global Real Estate Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Morgan Stanley Global Real Estate Fund	$1,000.00	$1,153.50	$7.23	1.35%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Morgan Stanley Global Real Estate Fund	$1,000.00	$1,018.15	$6.77	1.35%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

Portfolio Composition

(Unaudited)

Investments	Percent of net assets+
Diversified Real Estate Activities	19.2%
Diversified REITs	10.3
Health Care Providers & Services	0.3
Hotels, Resorts & Cruise Lines	1.9
Industrial REITs	1.5
Mortgage REITs	0.3
Ofiice REITs	6.1
Real Estate Investment Trusts (REITs)	2.7
Real Estate Management & Development	3.5
Real Estate Operating Companies	13.8
Residential REITs	9.6
Retail REITs	19.0
Specialized REITs	8.8
Securities Held as Collateral for Securities on Loan	6.2
Unaffiliated Investment Company	2.1

Total	105.3%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks (97.0%):
Diversified Real Estate Activities (19.2%):
867,476	Beni Stabili SpA	$375,834
37,100	BR Properties SA	434,145
857,000	Capitaland, Ltd.	1,850,533
45,000	City Developments, Ltd.	402,272
464,000	Hang Lung Properties, Ltd.	1,579,522
235,113	Henderson Land Development Co., Ltd.^	1,306,280
669,303	Kerry Properties, Ltd.	2,868,019
370,000	Mitsubishi Estate Co., Ltd.	6,638,722
287,000	Mitsui Fudosan Co., Ltd.	5,568,494
538	Mobimo Holding AG, Registered Shares	124,313
542,132	New World Development Co., Ltd.	640,056
154,000	Sumitomo Realty & Development Co., Ltd.	3,789,853
991,190	Sun Hung Kai Properties, Ltd.	11,762,144
187,035	Wharf Holdings, Ltd. (The)	1,039,867

		38,380,054

Diversified REIT’s (10.3%):
205,707	British Land Co. plc	1,647,596
114,940	Cousins Properties, Inc.	890,785
1,803,779	Dexus Property Group	1,724,991
4,309	Fonciere des Regions SA	310,398
4,764	Gecina SA	426,198
578,719	GPT Group	1,957,238
6,867	ICADE^	520,853
183,356	Land Securities Group plc	2,126,097
10,849	Liberty Property Trust^	399,677
933,773	Mirvac Group	1,222,641
5,982	PS Business Parks, Inc.	405,101
45,980	Retail Opportunity Investments Corp.^	554,519
27,298	Shaftesbury plc	220,673
497,190	Stockland Trust Group	1,573,926
71,981	Vornado Realty Trust	6,044,964
2,134	Wereldhave NV	136,889
24,640	Winthrop Realty Trust	299,622

		20,462,168

Health Care Providers & Services (0.3%):
38,388	Assisted Living Concepts, Inc., Class A	545,877

Hotels, Resorts & Cruise Lines (1.9%):
72,531	Starwood Hotels & Resorts Worldwide, Inc.	3,847,044

Industrial REIT’s (1.5%):
204,260	DCT Industrial Trust, Inc.	1,286,838
287,166	Macquarie Goodman Group	1,088,270
164,588	SERGO plc	560,958

		2,936,066

Shares		Fair Value

Common Stocks, continued
Mortgage REIT’s (0.3%):
27,670	Starwood Property Trust, Inc.	$589,648

Office REIT’s (6.1%):
43,666	Alstria Office AG	461,727
1,647	Befimmo SCA Sicafi	94,160
36,549	Boston Properties, Inc.	3,960,815
5,862	Brookfield Office Properties, Inc.	157,983
1,135	Cofinimmo SA*(a) (b)	—
1,230	Cofinimmo SA	137,042
146,957	Commonwealth Property Office Fund	153,193
18,954	CommonWealth REIT	362,400
19,359	Derwent Valley Holdings plc	562,382
9,580	Digital Realty Trust, Inc.^	719,171
5,050	Douglas Emmett, Inc.	116,655
400	Duke Realty Corp.	5,856
80,479	Great Portland Estates plc	498,053
28,040	Hudson Pacific Properties, Inc.	488,176
112	Japan Real Estate Investment Corp.	1,029,888
67,114	Mack-Cali Realty Corp.	1,951,004
123	Nippon Building Fund, Inc.^	1,191,234
1,360	Parkway Properties, Inc.	15,558
2,219	Societe de la Tour Eiffel	111,028
2,157	Societe Immobiliere de Locationpour l’Industrie et le Commerce	205,344

		12,221,669

Real Estate Investment Trusts (REITs) (2.7%):
27,000	Ascendas REIT	46,111
15,985	BioMed Realty Trust, Inc.	298,600
14,510	Health Care REIT, Inc.	845,933
920	Lexington Corporate Properties Trust^	7,792
308,000	Link REIT (The)	1,259,278
10,550	OMEGA Healthcare Investors, Inc.	237,375
730	SL Green Realty Corp.	58,575
872,650	Westfield Retail Trust	2,557,659

		5,311,323

Real Estate Management & Development (3.5%):
473,000	Agile Property Holdings, Ltd.	614,464
889	Altarea SCA*(a) (b)	—
59,920	Atrium European Real Estate, Ltd.	281,430
2,485,087	BGP Holdings plc*(b) (c)	—
287,786	Centro Retail Australia	584,698
149,120	China Overseas Land & Investment, Ltd.	349,829
289,000	China Resources Land, Ltd.	596,833

continued

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Real Estate Management & Development, continued
4,173	Conwert Immobilien Invest AG	$45,788
1,565,318	Country Garden Holdings Co., Ltd.	619,128
11,728	Fabege AB	92,117
3,085	GSW Immobilien AG	105,382
18,100	Iguatemi Empresa de Shopping Centers SA	372,689
128,741	Norwegian Property ASA	176,938
214,000	PDG Realty SA Empreendimentos e Participacoes	376,168
252,000	Shimao Property Holdings, Ltd.	390,252
1,107,150	Sino Land Co., Ltd.^	1,680,670
189,782	ST Modwen Properties plc	500,824
25,000	Tokyo Tatemono Co., Ltd.*	94,136
14,000	UOL Group, Ltd.	54,899

		6,936,245

Real Estate Operating Companies (13.8%):
20,933	Atrium Ljungberg AB, B Shares	248,123
20,800	BR Malls Participacoes SA	235,634
155,359	Brookfield Properties Corp.^	2,706,354
88,559	Capital & Counties Properties plc	291,544
501,498	Capital & Regional plc*	208,320
33,562	Castellum AB	406,809
47,500	Citycon Oyj	134,230
3,959	Deutsche Euroshop AG	140,170
40,373	Development Securities plc	89,412
188,440	Forest City Enterprises, Inc., Class A*^	2,751,224
198,017	General Growth Properties, Inc.	3,582,128
279,000	Global Logistic Properties, Ltd.*	464,921
215,858	Grainger Trust plc	307,936
1,024,500	Hongkong Land Holdings, Ltd.	5,899,455
66,172	Hufvudstaden AB	710,426
592,811	Hysan Development Co., Ltd.	2,254,889
56,473	Investa Office Fund	157,653
380,765	LXB Retail Properties plc*	664,889
53	NTT Urban Development Corp.	42,834
42,568	Prime Office REIT AG	174,981
60,508	Prologis, Inc.	2,010,681
16,492	PSP Swiss Property AG^	1,455,583
349,650	Quintain Estates & Development plc*	208,086
284,785	Safestore Holdings, Ltd.	454,182
92,229	Sponda Oyj	345,551
9,041	STAG Industrial, Inc.	131,818
99,050	Swire Properties, Ltd.	298,336
4,676	Swiss Prime Site AG^	390,423
231,404	Unite Group plc	700,294

		27,466,886

Shares or Principal Amount		Fair Value

Common Stocks, continued
Residential REIT’s (9.6%):
110,394	Apartment Investment & Management Co., Class A	$2,983,950
20,038	AvalonBay Communities, Inc.	2,834,976
17,284	Boardwalk REIT	995,299
22,990	BRE Properties, Inc.	1,149,960
20,027	Camden Property Trust	1,355,227
23,348	Equity Lifestyle Properties, Inc.	1,610,312
127,401	Equity Residential Property Trust	7,944,726
455,000	Evergrande Real Estate Group, Ltd.^	235,223

		19,109,673

Retail REIT’s (19.0%):
42,216	Acadia Realty Trust	978,567
889	Altarea SCA	114,770
12,505	Calloway REIT	344,017
469,000	CapitaMall Trust	710,637
457,855	CFS Retail Property Trust	910,405
22,321	Corio NV^	982,997
17,551	Eurocommercial Properties NV	608,119
12,720	Federal Realty Investment Trust	1,324,025
235,908	Hammerson plc	1,644,209
22,989	Klepierre^	757,419
119,800	Liberty International plc	605,785
15,990	Macerich Co. (The)	944,210
16,391	Mercialys SA	305,229
196,943	Metric Property Investments plc	263,726
87,157	Regency Centers Corp.	4,146,059
84,398	RioCan	2,296,939
74,014	Simon Property Group, Inc.	11,521,019
36,000	Suntec REIT	38,510
20,441	Unibail	3,770,671
589,313	Westfield Group	5,740,373

		38,007,686

Specialized REIT’s (8.8%):
42,150	Ashford Hospitality Trust	355,324
99,302	Big Yellow Group plc	453,017
30,210	Extendicare REIT	216,083
102,592	HCP, Inc.	4,529,437
93,656	Healthcare Realty Trust, Inc.	2,232,759
268,505	Host Hotels & Resorts, Inc.	4,247,749
23,658	Public Storage, Inc.	3,416,452
79,144	Senior Housing Properties Trust	1,766,495
8,687	Sovran Self Storage, Inc.	435,132

		17,652,448

Total Common Stocks (Cost $153,769,201)		193,466,787

Securities Held as Collateral for Securities on Loan (6.2%):
$12,334,921	Allianz Variable Insurance Products Securities Lending Collateral Trust(d)	12,334,921

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Unaffiliated Investment Company (2.1%):
4,191,635	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(e)	$4,191,636

Total Unaffiliated Investment Company (Cost $4,191,636)		4,191,636

Total Investment Securities (Cost $170,295,759)(f) — 105.3%		209,993,343
Net other assets (liabilities) — (5.3)%		(10,579,452)

Net Assets — 100.0%		$199,413,891

Percentages indicated are based on net assets as of June 30, 2012.

*	Non-income producing security

^	This security or a partial position of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $12,090,225.

(a)	Security issued in connection with a pending litigation settlement.

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2012. The total of all such securities represent 0.00% of the net assets of the fund.

(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2012, these securities represent 0.0% of the net assets of the Fund.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2012.

(e)	The rate represents the effective yield at June 30, 2012.

(f)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2012:

Country	Percentage
Australia	8.4%
Austria	— ^
Belgium	0.1
Belize	0.4
Bermuda	2.8
Brazil	0.3
Canada	3.2
China	0.5
Finland	0.2
France	3.1
Germany	0.4
Hong Kong	12.7
Italy	0.2
Japan	8.7
Jersey	0.1
Netherlands	0.8
Norway	0.1
Singapore	1.7
Sweden	0.7
Switzerland	0.9
United Kingdom	5.7
United States	49.0

100.0%

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Global Real Estate Fund

Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets:
Investment securities, at cost	$170,295,759

Investment securities, at value*	$209,993,343
Cash	18,488
Interest and dividends receivable	549,421
Foreign currency, at value (cost $959,965)	973,227
Receivable for capital shares issued	86,917
Receivable for expenses paid indirectly	1,170
Receivable for investments sold	584,380
Reclaims receivable	48,129
Prepaid expenses	812

Total Assets	212,255,887

Liabilities:
Payable for investments purchased	265,430
Payable for capital shares redeemed	6,813
Payable for collateral received on loaned securities	12,334,921
Manager fees payable	148,556
Administration fees payable	8,337
Distribution fees payable	38,924
Custodian fees payable	23,238
Administrative and compliance services fees payable	1,392
Other accrued liabilities	14,385

Total Liabilities	12,841,996

Net Assets	$199,413,891

Net Assets Consist of:
Capital	$212,625,184
Accumulated net investment income/(loss)	4,290,925
Accumulated net realized gains/(losses) from investment transactions	(57,213,174)
Net unrealized appreciation/(depreciation) on investments	39,710,956

Net Assets	$199,413,891

Shares of beneficial interest (unlimited number of shares authorized, no par value)	22,106,108
Net Asset Value (offering and redemption price per share)	$9.02

*	Includes securities on loan of $12,090,225.

Statement of Operations

For the Six Months Ended June 30, 2012

(Unaudited)

Investment Income:
Dividends	3,805,256
Income from securities lending	67,277
Foreign withholding tax	(163,868)

Total Investment Income	3,708,665

Expenses:
Manager fees	851,453
Administration fees	49,272
Distribution fees	236,514
Custodian fees	68,664
Administrative and compliance services fees	2,826
Trustee fees	6,124
Professional fees	6,807
Shareholder reports	7,481
Recoupment of prior expenses reimbursed by the Manager	43,559
Other expenses	4,481

Total expenses before reductions	1,277,181
Less expenses paid indirectly	(2,453)

Net expenses	1,274,728

Net Investment Income/(Loss)	2,433,937

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	199,448
Change in unrealized appreciation/depreciation on investments	23,423,435

Net Realized/Unrealized Gains/(Losses) on Investments	23,622,883

Change in Net Assets Resulting From Operations	$26,056,820

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Statements of Changes in Net Assets

	AZL Morgan Stanley Global Real Estate Fund
	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$2,433,937	$2,652,751
Net realized gains/(losses) on investment transactions	199,448	3,224,637
Change in unrealized appreciation/depreciation on investments	23,423,435	(24,801,417)

Change in net assets resulting from operations	26,056,820	(18,924,029)

Dividends to Shareholders:
From net investment income	—	(5,751,525)

Change in net assets resulting from dividends to shareholders	—	(5,751,525)

Capital Transactions:
Proceeds from shares issued	13,914,009	27,576,051
Proceeds from dividends reinvested	—	5,751,525
Value of shares redeemed	(9,022,135)	(25,672,157)

Change in net assets resulting from capital transactions	4,891,874	7,655,419

Change in net assets	30,948,694	(17,020,135)
Net Assets:
Beginning of period	168,465,197	185,485,332

End of period	$199,413,891	$168,465,197

Accumulated net investment income/(loss)	$4,290,925	$1,856,988

Share Transactions:
Shares issued	1,606,523	3,132,742
Dividends reinvested	—	728,964
Shares redeemed	(1,046,596)	(2,944,539)

Change in shares	559,927	917,167

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Global Real Estate Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2012		Year Ended December 31,
			2011	2010	2009	2008	2007
	(Unaudited)
Net Asset Value, Beginning of Period	$7.82		$8.99	$7.57	$5.46	$10.93	$12.08

Investment Activities:
Net Investment Income/(Loss)	0.10		0.13	0.23	0.11	0.13	0.13
Net Realized and Unrealized Gains/(Losses) on Investments	1.10		(1.02)	1.34	2.08	(4.91)	(1.17)

Total from Investment Activities	1.20		(0.89)	1.57	2.19	(4.78)	(1.04)

Dividends to Shareholders From:
Net Investment Income	—		(0.28)	(0.15)	(0.08)	(0.16)	(0.06)
Net Realized Gains	—		—	—	—	(0.53)	(0.05)

Total Dividends	—		(0.28)	(0.15)	(0.08)	(0.69)	(0.11)

Net Asset Value, End of Period	$9.02		$7.82	$8.99	$7.57	$5.46	$10.93

Total Return(a)	15.35	%(b)	(9.94)%	20.86%	40.19%	(45.83)%	(8.68)%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$199,413		$168,465	$185,485	$144,909	$88,600	$157,039
Net Investment Income/(Loss)(c)	2.57%		1.44%	2.91%	2.08%	1.70%	1.07%
Expenses Before Reductions(c)(d)	1.35%		1.35%	1.35%	1.40%	1.43%	1.37%
Expenses Net of Reductions(c)	1.35%		1.35%	1.34%	1.34%	1.36%	1.35%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)(e)	1.35%		1.35%	1.35%	1.35%	1.36%	1.35%
Portfolio Turnover Rate	15	%(b)	23%	27%	48%	46%	46%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not Annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Morgan Stanley Global Real Estate Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2012 are presented on the Fund’s Schedule of Portfolio Investments (“Schedule”). The average outstanding amount of securities on loan was $14.7 million for the period ended June 30, 2012.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $6,667 during the period ended June 30, 2012. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Fund may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2012, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2012, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Morgan Stanley Investment Management, Inc. (“MSIM”), MSIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2013.

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Morgan Stanley Global Real Estate Fund	0.90%	1.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2012, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

Expires 12/31/2012
AZL Morgan Stanley Global Real Estate Fund	$19,411

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2012, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $1,106 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting and a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

During the period ended June 30, 2012, the Fund paid approximately $68 to affiliated broker/dealers of the Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Diversified Real Estate Activities	$434,145	$37,945,909	$—	$38,380,054
Diversified REIT’s	8,594,669	11,867,499	—	20,462,168
Industrial REIT’s	1,286,838	1,649,228	—	2,936,066
Office REIT’s	7,777,618	4,444,051	—	12,221,669
Real Estate Investment Trusts (REITs)	1,448,275	3,863,048	—	5,311,323
Real Estate Management & Development	748,857	6,187,388	—	6,936,245
Real Estate Operating Companies	11,417,838	16,049,048	—	27,466,886
Residential REIT’s	18,874,450	235,223	—	19,109,673
Retail REIT’s	21,554,835	16,452,851	—	38,007,686
Specialized REIT’s	17,199,431	453,017	—	17,652,448
All Other Common Stocks+	4,982,568	—	—	4,982,569
Securities Held as Collateral for Securities on Loan	—	12,334,921	—	12,334,921
Unaffiliated Investment Company	4,191,636	—	—	4,191,636

Total Investment Securities	$98,511,160	$111,482,183	$—	$209,993,343

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

Quantitative Information about Level 3 Fair Value Measurements
Type of Assets	Fair Value at 06/30/2012	Valuation Basis at 06/30/2012	Valuation Technique(s)	Unobservable Input(s)	Range	Weighted Average
Investment Securities:
Common Stock:
Diversified Financial Services:
BGP Holdings plc	$—	Valued at zero	N/A	N/A	—	—

Total Investment Securities	$—

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Morgan Stanley Global Real Estate Fund	$33,396,321	$27,289,089

6.	Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1993 (the “1993 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1993 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At June 30, 2012, the Fund held restricted securities representing 0.0% of net assets, all of which have been deemed illiquid. The restricted illiquid securities held as of June 30, 2012 are presented in the Fund’s Schedule of Portfolio Investments.

(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. The illiquid securities held as of June 30, 2012 are identified below:

Security	Acquisition Date	Acquisition Cost	Shares	Fair Value	Percentage of Net Assets
BGP Holdings plc	8/21/09	$—	2,485,087	$—	0.0%

7.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $185,649,585. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$42,823,645
Unrealized depreciation	(18,479,887)

Net unrealized appreciation	$24,343,758

As of the end of their tax year ended December 31, 2011, the following Portfolios have capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Short-term Amount	Expires
AZL Morgan Stanley Global Real Estate Fund	$16,314,710	12/31/2016
	26,029,940	12/31/2017

During the year ended December 31, 2011, the Fund utilized $1,342,975 in CLCFs to offset capital gains.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2011 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Morgan Stanley Global Real Estate Fund	$5,751,525	$—	$5,751,525

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Morgan Stanley Global Real Estate Fund	$3,456,146	$(42,344,650)	$(379,609)	$(39,268,113)

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2012.

8.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL® Morgan Stanley Mid Cap Growth Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Mid Cap Growth Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Morgan Stanley Mid Cap Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Morgan Stanley Mid Cap Growth Fund	$1,000.00	$1,062.30	$5.85	1.14%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Morgan Stanley Mid Cap Growth Fund	$1,000.00	$1,019.19	$5.72	1.14%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

Portfolio Composition

(Unaudited)

Investments	Percent of net assets+
Information Technology	26.3%
Industrials	21.5
Health Care	13.1
Consumer Discretionary	12.5
Securities Held as Collateral for Securities on Loan	11.0
Financials	6.7
Materials	4.8
Consumer Staples	4.0
Unaffiliated Investment Company	3.6
Utilities	3.3
Energy	3.0

Total	109.8%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Mid Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks (93.6%):
Air Freight & Logistics (1.8%):
185,768	Expeditors International of Washington, Inc.	$7,198,510

Beverages (1.4%):
489,105	DE Master Blenders 1753 NV*	5,614,925

Biotechnology (0.7%):
211,588	Ironwood Pharmaceuticals, Inc.*	2,915,683

Capital Markets (0.6%):
66,344	Greenhill & Co., Inc.^	2,365,164

Chemicals (2.5%):
192,699	Intrepid Potash, Inc.*	4,385,829
127,135	Rockwood Holdings, Inc.	5,638,438

		10,024,267

Commercial Services & Supplies (6.9%):
281,968	Covanta Holding Corp.	4,835,751
496,358	Edenred	14,082,226
94,553	Stericycle, Inc.*	8,667,674

		27,585,651

Communications Equipment (3.9%):
292,091	Motorola Solutions, Inc.	14,052,498
188,840	Research In Motion, Ltd.*^	1,395,528

		15,448,026

Construction Materials (1.1%):
54,914	Martin Marietta Materials, Inc.^	4,328,321

Diversified Consumer Services (3.6%):
236,924	New Oriental Education & Technology Group, Inc., Sponsored ADR*	5,804,638
164,293	Weight Watchers International, Inc.^	8,470,947

		14,275,585

Diversified Financial Services (4.3%):
48,234	IntercontinentalExchange, Inc.*	6,558,859
313,303	MSCI, Inc., Class A*	10,658,568

		17,217,427

Electric Utilities (3.3%):
386,846	Brookfield Infrastructure Partners LP^	12,986,420

Electrical Equipment (1.3%):
199,799	Sensata Technologies Holding NV*	5,350,617

Food & Staples Retailing (0.3%):
1,173,000	Sun Art Retail Group, Ltd.	1,288,304

Food Products (2.2%):
97,821	Hillshire Brands Co.	2,835,831
75,168	Mead Johnson Nutrition Co.	6,051,775

		8,887,606

Shares		Fair Value

Common Stocks, continued
Health Care Equipment & Supplies (5.5%):
79,183	IDEXX Laboratories, Inc.*	$7,611,862
25,702	Intuitive Surgical, Inc.*	14,233,510

		21,845,372

Health Care Technology (1.8%):
88,769	Athenahealth, Inc.*^	7,027,842

Hotels, Restaurants & Leisure (1.5%):
170,452	Dunkin’ Brands Group, Inc.	5,853,322

Insurance (1.8%):
344,671	Progressive Corp. (The)	7,179,497

Internet & Catalog Retail (2.3%):
456,564	Groupon, Inc.*^	4,853,275
424,992	Groupon, Inc.*(a)	4,517,665

		9,370,940

Internet Software & Services (9.0%):
205,573	Akamai Technologies, Inc.*	6,526,943
100,852	LinkedIn Corp., Class A*	10,717,542
53,384	MercadoLibre, Inc.	4,046,507
37,121	SINA Corp.*	1,923,239
381,321	Yandex NV, Class A*	7,264,165
257,753	Youku.com, Inc., Sponsored ADR*^	5,588,085

		36,066,481

IT Services (2.1%):
195,779	Gartner, Inc.*	8,428,286

Life Sciences Tools & Services (3.8%):
240,712	Illumina, Inc.*^	9,722,358
75,971	Techne Corp.	5,637,048

		15,359,406

Machinery (0.2%):
5,264	Schindler Holding AG	588,890

Media (3.0%):
142,901	McGraw-Hill Cos., Inc. (The)	6,430,545
95,317	Morningstar, Inc.	5,513,135

		11,943,680

Metals & Mining (1.2%):
1,437,005	Lynas Corp., Ltd.*^	1,270,311
160,922	Molycorp, Inc.*^	3,467,869

		4,738,180

Multiline Retail (1.9%):
141,246	Dollar Tree, Inc.*	7,599,035

Oil, Gas & Consumable Fuels (3.0%):
126,569	Range Resources Corp.	7,830,824
184,116	Ultra Petroleum Corp.*^	4,247,556

		12,078,380

Pharmaceuticals (1.3%):
115,609	Valeant Pharmaceuticals International, Inc.*	5,178,127

continued

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Mid Cap Growth Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Professional Services (9.3%):
77,159	IHS, Inc., Class A*	$8,312,339
248,189	Intertek Group plc	10,429,108
668,267	Qualicorp SA*	5,786,855
252,792	Verisk Analytics, Inc., Class A*	12,452,534

		36,980,836

Semiconductors & Semiconductor Equipment (0.5%):
133,365	First Solar, Inc.*^	2,008,477

Software (10.1%):
75,075	Citrix Systems, Inc.*	6,301,795
63,555	FactSet Research Systems, Inc.	5,906,802
113,815	Red Hat, Inc.*	6,428,271
64,626	Salesforce.com, Inc.*	8,935,191
190,812	Solera Holdings, Inc.	7,974,033
882,631	Zynga, Inc., Class A*^(a)	4,801,513

		40,347,605

Trading Companies & Distributors (1.4%):
137,363	Fastenal Co.	5,537,103

Total Common Stocks (Cost $330,021,102)		373,617,965

Shares or Principal Amount		Fair Value

Private Placements (1.6%):
Internet & Catalog Retail (0.2%):
33,446	Peixe Urbano, Inc.*(a)(b)	$936,488

Internet Software & Services (0.6%):
245,606	Dropbox, Inc.*(a)(b)	2,222,513

Software (0.1%):
45,781	Workday, Inc.*(a)(b)	607,056

Transportation Infrastructure (0.7%):
818,433	Better Place LLC(a)(b)	2,709,013

Total Private Placements (Cost $5,976,723)		6,475,070

Securities Held as Collateral for Securities on Loan (11.0%):
$43,877,632	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	43,877,632

Total Securities Held as Collateral for Securities on Loan (Cost $43,877,632)		43,877,632

Unaffiliated Investment Company (3.6%):
14,549,473	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(d)	14,549,473

Total Unaffiliated Investment Company (Cost $14,549,473)		14,549,473

Total Investment Securities (Cost $394,424,930)(e) — 109.8%		438,520,140
Net other assets (liabilities) — (9.8)%		(39,181,149)

Net Assets — 100.0%		$399,338,991

Percentages indicated are based on net assets as of June 30, 2012.

ADR—American Depositary Receipt

*	Non-income producing security

^	This security or a partial position of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $43,738,299.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2012, these securities represent 4.0% of the net assets of the Fund.

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2012. The total of all such securities represent 1.62% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2012.

(d)	The rate represents the effective yield at June 30, 2012.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Mid Cap Growth Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2012:

Country	Percentage
Argentina	0.9%
Australia	0.3
Bermuda	3.0
Brazil	1.5
Canada	2.5
Cayman Islands	3.0
China	0.3
France	3.2
Netherlands	4.2
Switzerland	0.1
United Kingdom	2.4
United States	78.6

100.0%

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Mid Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets:
Investment securities, at cost	$394,424,930

Investment securities, at value*	$438,520,140
Interest and dividends receivable	1,786,512
Foreign currency, at value (cost $3,381,204)	3,382,595
Receivable for capital shares issued	46,772
Receivable for expenses paid indirectly	6,728
Receivable for investments sold	803,988
Reclaims receivable	70,906
Prepaid expenses	1,881

Total Assets	444,619,522

Liabilities:
Payable for investments purchased	881,022
Payable for capital shares redeemed	116,082
Payable for collateral received on loaned securities	43,877,632
Manager fees payable	256,590
Administration fees payable	14,735
Distribution fees payable	79,796
Custodian fees payable	6,616
Administrative and compliance services fees payable	4,219
Other accrued liabilities	43,839

Total Liabilities	45,280,531

Net Assets	$399,338,991

Net Assets Consist of:
Capital	$324,792,653
Accumulated net investment income/(loss)	1,862,919
Accumulated net realized gains/(losses) from investment transactions	28,590,751
Net unrealized appreciation/(depreciation) on investments	44,092,668

Net Assets	$399,338,991

Shares of beneficial interest (unlimited number of shares authorized, no par value)	28,213,362
Net Asset Value (offering and redemption price per share)	$14.15

*	Includes securities on loan of $43,738,299.

Statement of Operations

For the Six Months Ended June 30, 2012

(Unaudited)

Investment Income:
Dividends	$3,393,182
Income from securities lending	862,261
Foreign withholding tax	(92,938)

Total Investment Income	4,162,505

Expenses:
Manager fees	1,647,526
Administration fees	87,680
Distribution fees	513,414
Custodian fees	15,921
Administrative and compliance services fees	6,860
Trustee fees	14,978
Professional fees	16,774
Shareholder reports	21,385
Other expenses	7,521

Total expenses before reductions	2,332,059
Less expenses paid indirectly	(33,565)

Net expenses	2,298,494

Net Investment Income/(Loss)	1,864,011

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	10,015,818
Change in unrealized appreciation/depreciation on investments	11,604,124

Net Realized/Unrealized Gains/(Losses) on Investments	21,619,942

Change in Net Assets Resulting From Operations	$23,483,953

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Statements of Changes in Net Assets

	AZL Morgan Stanley Mid Cap Growth Fund
	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$1,864,011	$(897,953)
Net realized gains/(losses) on investment transactions	10,015,818	60,401,901
Change in unrealized appreciation/depreciation on investments	11,604,124	(84,446,893)

Change in net assets resulting from operations	23,483,953	(24,942,945)

Dividends to Shareholders:
From net investment income	—	(1,563,115)

Change in net assets resulting from dividends to shareholders	—	(1,563,115)

Capital Transactions:
Proceeds from shares issued	18,921,604	35,865,608
Proceeds from dividends reinvested	—	1,563,115
Value of shares redeemed	(18,729,761)	(91,682,530)

Change in net assets resulting from capital transactions	191,843	(54,253,807)

Change in net assets	23,675,796	(80,759,867)
Net Assets:
Beginning of period	375,663,195	456,423,062

End of period	$399,338,991	$375,663,195

Accumulated net investment income/(loss)	$1,862,919	$(1,092)

Share Transactions:
Shares issued	1,306,394	2,427,253
Dividends reinvested	—	108,474
Shares redeemed	(1,293,876)	(6,221,602)

Change in shares	12,518	(3,685,875)

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Mid Cap Growth Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2012		Year Ended December 31,
			2011	2010	2009	2008	2007
	(Unaudited)
Net Asset Value, Beginning of Period	$13.32		$14.31	$10.80	$6.85	$15.59	$13.48

Investment Activities:
Net Investment Income/(Loss)	0.07		(0.04)	0.01	(0.02)	— (a)	0.03
Net Realized and Unrealized Gains/(Losses) on Investments	0.76		(0.90)	3.50	3.97	(7.01)	2.89

Total from Investment Activities	0.83		(0.94)	3.51	3.95	(7.01)	2.92

Dividends to Shareholders From:
Net Investment Income	—		(0.05)	—	—	(0.03)	— (a)
Net Realized Gains	—		—	—	—	(1.69)	(0.81)
Return of Capital	—		—	—	—	(0.01)	—

Total Dividends	—		(0.05)	—	—	(1.73)	(0.81)

Net Asset Value, End of Period	$14.15		$13.32	$14.31	$10.80	$6.85	$15.59

Total Return(b)	6.23	%(c)	(6.57)%	32.50%	57.66%	(48.52)%	22.19%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$399,339		$375,663	$456,423	$354,846	$229,647	$559,566
Net Investment Income/(Loss)	0.91%		(0.20)%	0.07%	(0.18)%	(0.07)%	0.31%
Expenses Before Reductions(d)(e)	1.14%		1.14%	1.15%	1.17%	1.15%	1.18%
Expenses Net of Reductions(d)	1.12%		1.12%	1.09%	1.11%	1.10%	1.12%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	1.14%		1.13%	1.10%	1.13%	1.11%	1.14%
Portfolio Turnover Rate	17	%(c)	32%	42%	40%	41%	72%

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Mid Cap Growth Fund

Notes to the Financial Statements

June 30, 2012 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Morgan Stanley Mid Cap Growth Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Mid Cap Growth Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2012 are presented on the Fund’s Schedule of Portfolio Investments (“Schedule”). The average outstanding amount of securities on loan was $79.7 million for the period ended June 30, 2012.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Mid Cap Growth Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $85,091 during the period ended June 30, 2012. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Fund may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2012, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2012, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Mid Cap Growth Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement, between the Manager and Morgan Stanley Investment Management, Inc. (“MSIM”), MSIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2013.

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Morgan Stanley Mid Cap Growth Fund	0.85%	1.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2012, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Mid Cap Growth Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $2,470 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting and a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

During the period ended June 30, 2012, the Fund paid approximately $1,543 to affiliated broker/dealers of the Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Mid Cap Growth Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Commercial Services & Supplies	$13,503,425	$14,082,226	$—	$27,585,651
Food & Staples Retailing	—	1,288,304	—	1,288,304
Machinery	—	588,890	—	588,890
Metals & Mining	3,467,869	1,270,311	—	4,738,180
Professional Services	26,551,728	10,429,108	—	36,980,836
All Other Common Stocks+	302,436,104	—	—	302,436,104
Private Placements+	—	—	6,475,070	6,475,070
Securities Held as Collateral for Securities on Loan	—	43,877,632	—	43,877,632
Unaffiliated Investment Company	14,549,473	—	—	14,549,473

Total Investment Securities	$360,508,599	$71,536,471	$6,475,070	$438,520,140

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

Quantitative Information about Level 3 Fair Value Measurements
Type of Assets	Fair Value at 06/30/2012	Valuation Basis at 06/30/2012	Valuation Technique(s)	Unobservable Input(s)	Range		Weighted Average
Investment Securities:
Private Placements:
Internet & Catalog Retail:
Peixe Urbano, Inc.	$936,488	Discounted Cash Flow	Market Transaction Method	Purchase Price of Peixe Urbano Preferred Stock	—	—	—
			Market Comparable Companies	Enterprise Value/Revenue	N/A	N/A	3.8x
			Merger & Acquisition Transactions	Enterprise Value/Revenue	1.8x	2.9x	2.7x
				Control Premium	30%	30%	30%
			Discounted Cash Flow	Weighted Average Cost of Capital	26%	30%	28%
				Perpetual Growth Rate	5%	6%	6%

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Mid Cap Growth Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements
Type of Assets	Fair Value at 06/30/2012	Valuation Basis at 06/30/2012	Valuation Technique(s)	Unobservable Input(s)	Range		Weighted Average
Internet Software & Services:
Dropbox, Inc.	$2,222,513	Original cost	Market Transaction Method	Purchase Price of Dropbox Common Stock	—	—	—
			Market Comparable Companies	Enterprise Value/Revenue	N/A	N/A	N/A
			Merger & Acquisition Transactions	Enterprise Value/Revenue	N/A	N/A	N/A
				Control Premium	N/A	N/A	N/A
			Discounted Cash Flow	Weighted Average Cost of Capital	N/A	N/A	N/A
				Perpetual Growth Rate	N/A	N/A	N/A
Software:
Workday, Inc.	$607,056	Original cost	Market Transaction Method	Purchase Price of Workday Preferred Stock	—	—	—
			Discounted Cash Flow	Weighted Average Cost of Capital	13%	18%	15%
				Perpetual Growth Rate	2.0%	3.0%	3%
			Market Comparable Companies	Enterprise Value/Revenue	4.6x	9.0x	5.6x
Transportation Infrastructure:
Better Place LLC	2,709,013	Discounted Cash Flow	Market Transaction Method	Purchase Price of Better Place Preferred Stock	—	—	—
			Discounted Cash Flow	Weighted Average Cost of Capital	22.5%	27.5%	24.2%
				Perpetual Growth Rate	2.5%	3.5%	3.0%
			Market Comparable Companies	Enterprise Value/Revenue	2.6x	3.4x	3.1x
				Discount for lack of marketability	15%	15%	15%

Total Investment Securities	$6,475,070

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Mid Cap Growth Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of December 31, 2011	Net realized gains/(losses)	Change in unrealized appreciation/ (depreciation)	Gross purchases	Transfers in/ (out) of Level 3	Balance as of June 30, 2012
Investment Securities:
Private Placement:
Internet & Catalog Retail	$1,101,072	$—	$(164,584)	$—	$—	$936,488
Internet Software & Services	—	—	—	2,222,513	—	2,222,513
Software	607,056	—	—	—	—	607,056
Transportation Infrastructure	3,715,686	—	(1,006,673)	—	—	2,709,013

Total Investment Securities	$5,423,814	$—	$(1,171,257)	$2,222,513	$—	$6,475,070

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Morgan Stanley Mid Cap Growth Fund	$66,794,158	$68,992,349

6.	Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At June 30, 2012, the Fund held restricted securities representing 4.0% of net assets, all of which have been deemed illiquid. The restricted illiquid securities held as of June 30, 2012 are presented in the Fund’s Schedule of Portfolio Investments.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. The illiquid securities held as of June 30, 2012 are identified below:

Security	Acquisition Date	Acquisition Cost	Shares	Fair Value	Percentage of Net Assets
Better Place LLC	1/25/10	$2,046,081	818,433	$2,709,013	0.7%
Dropbox, Inc.	5/25/12	2,222,513	245,606	2,222,513	0.6%
Groupon, Inc.	12/16/10	3,356,374	424,992	4,517,665	1.1%
Peixe Urbano, Inc.	12/2/11	1,101,072	33,446	936,488	0.2%
Workday, Inc.	10/12/11	607,056	45,781	607,056	0.2%
Zynga, Inc.	2/17/11	3,272,263	882,631	4,801,513	1.2%

7.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Mid Cap Growth Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Cost for federal income tax purposes at June 30, 2012 is $395,480,518. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$79,995,098
Unrealized depreciation	(36,955,476)

Net unrealized appreciation	$43,039,622

During the year ended December 31, 2011, the Fund utilized $38,660,583 in capital loss carry forwards (“CLCFs”) to offset capital gains.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2011 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Morgan Stanley Mid Cap Growth Fund	$1,563,097	$18	$1,563,115

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Morgan Stanley Mid Cap Growth Fund	$—	$20,211,935	$30,850,450	$51,062,385

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2012.

8.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL® NFJ International Value Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL NFJ International Value Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL NFJ International Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL NFJ International Value Fund	$1,000.00	$1,060.10	$6.40	1.25%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1-1-12	Ending Account Value 6-30-12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL NFJ International Value Fund	$1,000.00	$1,018.65	$6.27	1.25%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

Portfolio Composition

(Unaudited)

Investments	Percent of net assets+
Financials	21.5%
Energy	12.3
Materials	12.3
Securities Held as Collateral for Securities on Loan	10.1
Consumer Staples	9.6
Consumer Discretionary	7.7
Utilities	7.2
Telecommunication Services	6.9
Information Technology	6.7
Industrials	6.3
Health Care	5.7
Unaffiliated Investment Company	3.2

Total	109.5%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL NFJ International Value Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks (96.2%):
Aerospace & Defense (1.8%):
104,750	BAE Systems plc, Sponsored ADR^	$1,904,355

Auto Components (0.8%):
21,600	Magna International, Inc.	852,336

Automobiles (3.1%):
138,500	Fuji Heavy Industries, Ltd., ADR	2,231,235
47,500	Tata Motors, Ltd., Sponsored ADR	1,043,100

		3,274,335

Beverages (3.4%):
24,900	Diageo plc, Sponsored ADR	2,566,443
20,100	Heineken NV^	1,049,749

		3,616,192

Building Products (0.7%):
111,500	Asahi Glass Co., Ltd., ADR^	747,050

Chemicals (3.9%):
12,400	Agrium, Inc.	1,097,028
84,300	Israel Chemicals, Ltd.	931,788
48,500	Nitto Denko Corp., ADR^	2,075,315

		4,104,131

Commercial Banks (12.0%):
87,400	Australia & New Zealand Banking Group, Ltd., Sponsored ADR	1,977,862
126,200	Banco Bradesco SA, Sponsored ADR	1,876,594
79,200	Hang Seng Bank, Ltd.^	1,085,442
1,317,000	Mizuho Financial Group, Inc.	2,229,879
24,000	PT Bank Rakyat Indonesia (Persero) Tbk, ADR^	324,514
24,500	Toronto-Dominion Bank (The)	1,916,635
68,600	United Overseas Bank, Ltd., Sponsored ADR	2,045,652
33,775	Woori Finance Holdings Co., Ltd., Sponsored ADR	1,122,005

		12,578,583

Diversified Financial Services (2.2%):
41,800	Deutsche Boerse AG	2,255,673

Diversified Telecommunication Services (3.2%):
162,700	France Telecom SA, Sponsored ADR	2,132,997
67,400	Telstra Corp., Ltd., Sponsored ADR	1,270,490

		3,403,487

Electric Utilities (2.7%):
128,600	CIA Paranaense de Energia, Sponsored ADR	2,788,048

Electronic Equipment, Instruments & Components (2.3%):
399,800	Hitachi, Ltd.	2,459,280

Shares		Fair Value

Common Stocks, continued
Energy Equipment & Services (1.1%):
32,500	Seadrill, Ltd.	$1,160,828

Food & Staples Retailing (2.0%):
164,200	Aeon Co., Ltd.	2,047,141

Food Products (2.0%):
62,100	Unilever plc, Sponsored ADR	2,094,633

Industrial Conglomerates (1.0%):
53,760	Koc Holding AS, ADR	1,031,654

Insurance (7.4%):
61,100	Axis Capital Holdings, Ltd.	1,988,805
162,300	Manulife Financial Corp.	1,767,447
15,400	RenaissanceRe Holdings, Ltd.	1,170,554
125,900	Zurich Insurance Group AG, Sponsored ADR^	2,842,822

		7,769,628

IT Services (0.9%):
25,600	Cap Gemini SA	943,567

Leisure Equipment & Products (1.0%):
52,900	Sega Sammy Holdings, Inc.	1,076,120

Machinery (0.9%):
39,400	Komatsu, Ltd.	944,515

Media (1.8%):
169,700	Reed Elsevier NV	1,940,937

Metals & Mining (7.5%):
23,800	POSCO, Sponsored ADR	1,914,472
39,200	Rio Tinto plc, Sponsored ADR^	1,874,152
94,700	Vale SA, Sponsored ADR^	1,879,795
140,500	Yamana Gold, Inc.^	2,163,700

		7,832,119

Multiline Retail (0.9%):
92,250	Marks & Spencer Group plc, Sponsored ADR	944,640

Oil, Gas & Consumable Fuels (11.2%):
987,950	China Petroleum & Chemical Corp. (Sinopec), H Shares	885,656
115,800	Nexen, Inc.	1,955,862
38,700	Petroleo Brasileiro SA, Sponsored ADR	726,399
44,400	Royal Dutch Shell plc, Sponsored ADR	2,993,892
65,700	Sasol, Ltd., Sponsored ADR	2,788,965
78,700	Statoil ASA, Sponsored ADR^	1,877,782
34,700	Yanzhou Coal Mining Co., Ltd., Sponsored ADR	531,257

		11,759,813

Paper & Forest Products (0.9%):
60,900	Svenska Cellulosa AB, Sponsored ADR	911,064

continued

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL NFJ International Value Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Pharmaceuticals (5.7%):
66,600	AstraZeneca plc, Sponsored ADR	$2,980,350
26,900	Sanofi	2,039,525
23,000	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	907,120

		5,926,995

Semiconductors & Semiconductor Equipment (2.5%):
28,500	ASML Holding NV	1,452,048
85,700	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR*	1,196,372

		2,648,420

Software (0.9%):
55,400	Sage Group plc (The), ADR^	966,176

Tobacco (2.2%):
58,900	Imperial Tobacco Group plc	2,265,938

Trading Companies & Distributors (1.9%):
6,500	Mitsui & Co., Ltd., Sponsored ADR	1,946,490

Water Utilities (4.6%):
63,200	Cia de Saneamento Basico do Estado de Sao Paulo, Sponsored ADR	4,794,352

Shares or Principal Amount		Fair Value

Common Stocks, continued
Wireless Telecommunication Services (3.7%):
327	KDDI Corp.	$2,109,658
145,300	SK Telecom Co., Ltd., Sponsored ADR	1,758,130

		3,867,788

Total Common Stocks (Cost $97,185,187)		100,856,288

Securities Held as Collateral for Securities on Loan (10.1%):
$10,615,062	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	10,615,062

Total Securities Held as Collateral for Securities on Loan (Cost $10,615,062)		10,615,062

Unaffiliated Investment Company (3.2%):
3,395,246	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(b)	3,395,246

Total Unaffiliated Investment Company (Cost $3,395,246)		3,395,246

Total Investment Securities (Cost $111,195,495)(c) — 109.5%		114,866,596
Net other assets (liabilities) — (9.5)%		(10,013,173)

Net Assets — 100.0%		$104,853,423

Percentages indicated are based on net assets as of June 30, 2012.

ADR—American Depositary Receipt

*	Non-income producing security

^	This security or a partial position of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $10,723,236.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2012.
(b)	The rate represents the effective yield at June 30, 2012.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2012:

Country	Percentage
Australia	2.8%
Bermuda	3.8%
Brazil	10.5%
Canada	8.5%
China	0.8%
France	4.5%
Germany	2.0%
Hong Kong	0.9%
India	0.9%
Indonesia	0.3%

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL NFJ International Value Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Country	Percentage
Israel	1.6%
Japan	15.5%
Netherlands	3.9%
Norway	1.6%
Republic of Korea (South)	4.2%
Singapore	1.8%
South Africa	2.4%
Sweden	0.8%
Switzerland	2.5%
Taiwan	1.0%
Turkey	0.9%
United Kingdom	16.1%
United States	12.7%

100.0%

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL NFJ International Value Fund

Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets:
Investment securities, at cost	$111,195,495

Investment securities, at value*	$114,866,596
Cash	34,533
Interest and dividends receivable	493,825
Foreign currency, at value (cost $162,734)	163,678
Receivable for capital shares issued	35,605
Receivable for expenses paid indirectly	1,414
Reclaims receivable	67,173
Prepaid expenses	236

Total Assets	115,663,060

Liabilities:
Payable for investments purchased	80,422
Payable for capital shares redeemed	6,311
Payable for collateral received on loaned securities	10,615,062
Manager fees payable	73,738
Administration fees payable	4,639
Distribution fees payable	20,483
Custodian fees payable	2,569
Administrative and compliance services fees payable	600
Other accrued liabilities	5,813

Total Liabilities	10,809,637

Net Assets	$104,853,423

Net Assets Consist of:
Capital	$80,107,436
Accumulated net investment income/(loss)	4,608,009
Accumulated net realized gains/(losses) from investment transactions	16,465,991
Net unrealized appreciation/(depreciation) on investments	3,671,987

Net Assets	$104,853,423

Shares of beneficial interest (unlimited number of shares authorized, no par value)	8,146,375
Net Asset Value (offering and redemption price per share)	$12.87

*	Includes securities on loan of $10,723,236.

Statement of Operations

For the Six Months Ended June 30, 2012

(Unaudited)

Investment Income:
Interest	$1,717
Dividends	2,336,299
Income from securities lending	64,710
Foreign withholding tax	(86,241)

Total Investment Income	2,316,485

Expenses:
Manager fees	461,030
Administration fees	28,848
Distribution fees	128,064
Custodian fees	8,955
Administrative and compliance services fees	1,486
Trustee fees	3,223
Professional fees	3,943
Shareholder reports	4,136
Other expenses	1,428

Total expenses before reductions	641,113
Less expenses paid indirectly	(8,411)

Net expenses	632,702

Net Investment Income/(Loss)	1,683,783

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(3,167,547)
Change in unrealized appreciation/depreciation on investments	6,915,608

Net Realized/Unrealized Gains/(Losses) on Investments	3,748,061

Change in Net Assets Resulting From Operations	$5,431,844

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Statements of Changes in Net Assets

	AZL NFJ International Value Fund
	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$1,683,783	$2,998,925
Net realized gains/(losses) on investment transactions	(3,167,547)	20,684,664
Change in unrealized appreciation/depreciation on investments	6,915,608	(29,460,333)

Change in net assets resulting from operations	5,431,844	(5,776,744)

Dividends to Shareholders:
From net investment income	—	(2,475,944)
From net realized gains on investments	—	(3,784,157)

Change in net assets resulting from dividends to shareholders	—	(6,260,101)

Capital Transactions:
Proceeds from shares issued	9,914,260	20,169,615
Proceeds from dividends reinvested	—	6,260,101
Value of shares redeemed	(2,683,962)	(89,376,307)

Change in net assets resulting from capital transactions	7,230,298	(62,946,591)

Change in net assets	12,662,142	(74,983,436)
Net Assets:
Beginning of period	92,191,281	167,174,717

End of period	$104,853,423	$92,191,281

Accumulated net investment income/(loss)	$4,608,008	$2,924,226

Share Transactions:
Shares issued	760,486	1,414,947
Dividends reinvested	—	518,220
Shares redeemed	(210,092)	(5,748,943)

Change in shares	550,394	(3,815,776)

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL NFJ International Value Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2012		Year Ended December 31,		May 1, 2009 to December 31, 2009(a)
			2011	2010
	(Unaudited)
Net Asset Value, Beginning of Period	$12.14		$14.65	$13.70	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.18		0.53	0.15	0.16
Net Realized and Unrealized Gains/(Losses) on Investments	0.55		(2.13)	1.15	3.54

Total from Investment Activities	0.73		(1.60)	1.30	3.70

Dividends to Shareholders From:
Net Investment Income	—		(0.36)	(0.09)	—
Net Realized Gains	—		(0.55)	(0.26)	—

Total Dividends	—		(0.91)	(0.35)	—

Net Asset Value, End of Period	$12.87		$12.14	$14.65	$13.70

Total Return(b)	6.01	%(c)	(10.92)%	9.67%	37.00	%(c)
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$104,853		$92,191	$167,175	$78,308
Net Investment Income/(Loss)(d)	3.29%		2.45%	2.01%	2.01%
Expenses Before Reductions(d) (e)	1.25%		1.24%	1.21%	1.33%
Expenses Net of Reductions(d)	1.23%		1.17%	1.10%	1.20%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d) (f)	1.25%		1.19%	1.11%	1.23%
Portfolio Turnover Rate	11	%(c)	43%	29%	25	%(c)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL NFJ International Value Fund

Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL NFJ International Value Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL NFJ International Value Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2012 are presented on the Fund’s Schedule of Portfolio Investments (“Schedule”). The average outstanding amount of securities on loan was $13.6 million for the period ended June 30, 2012.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL NFJ International Value Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $8,498 during the period ended June 30, 2012. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Fund may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2012, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2012, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL NFJ International Value Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an affiliated money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and NFJ Investment Group LLC (“NFJ”), NFJ provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2013.

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL NFJ International Value Fund	0.90%	1.45%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2012, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL NFJ International Value Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $605 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting and a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL NFJ International Value Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Beverages	$2,566,443	$1,049,749	$—	$3,616,192
Chemicals	3,172,343	931,788		4,104,131
Commercial Banks	8,938,748	3,639,835	—	12,578,583
Diversified Financial Services	—	2,255,673	—	2,255,673
Electronic Equipment, Instruments & Components	—	2,459,280	—	2,459,280
Energy Equipment & Services	—	1,160,828	—	1,160,828
Food & Staples Retailing	—	2,047,141	—	2,047,141
IT Services	—	943,567	—	943,567
Leisure Equipment & Products	—	1,076,120	—	1,076,120
Machinery	—	944,515	—	944,515
Media	—	1,940,937	—	1,940,937
Oil, Gas & Consumable Fuels	10,874,157	885,656	—	11,759,813
Pharmaceuticals	3,887,470	2,039,525	—	5,926,995
Semiconductors & Semiconductor Equipment	1,196,372	1,452,048	—	2,648,420
Tobacco	—	2,265,938	—	2,265,938
Wireless Telecommunication Services	1,758,130	2,109,658	—	3,867,788
All Other Common Stocks+	41,260,367	—	—	41,260,367
Securities Held as Collateral for Securities on Loan	—	10,615,062	—	10,615,062
Unaffiliated Investment Company	3,395,246	—	—	3,395,246

Total Investment Securities	$77,049,276	$37,817,320	$—	$114,866,596

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL NFJ International Value Fund	$19,985,532	$11,214,220

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL NFJ International Value Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $111,394,987. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$10,743,830
Unrealized depreciation	(7,272,221)

Net unrealized appreciation	$3,471,609

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2011 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL NFJ International Value Fund	$3,185,724	$3,074,377	$6,260,101

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL NFJ International Value Fund	$4,545,081	$18,098,748	$(3,329,686)	$19,314,143

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2012.

7.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL® Russell 1000 Growth Index Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Russell 1000 Growth Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Russell 1000 Growth Index Fund	$1,000.00	$1,096.40	$4.22	0.81%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1-1-12	Ending Account Value 6-30-12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Russell 1000 Growth Index Fund	$1,000.00	$1,020.84	$4.07	0.81%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

Portfolio Composition

(Unaudited)

Investments	Percent of net assets+
Information Technology	30.6%
Consumer Discretionary	15.6
Consumer Staples	12.8
Industrials	12.0
Health Care	11.5
Financials	4.3
Materials	3.7
Energy	3.6
Unaffiliated Investment Company	3.0
Telecommunication Services	2.2
Securities Held as Collateral for Securities on Loan	2.0
Utilities	0.2

Total	101.5%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks (96.6%):
Aerospace & Defense (3.4%):
1,811	BE Aerospace, Inc.*	$79,068
12,515	Boeing Co. (The)	929,865
2,330	Goodrich Corp.	295,677
14,417	Honeywell International, Inc.	805,045
4,298	Lockheed Martin Corp.	374,270
2,689	Precision Castparts Corp.	442,314
2,684	Rockwell Collins, Inc.	132,455
438	Spirit AeroSystems Holdings, Inc., Class A*	10,438
322	Textron, Inc.	8,008
945	TransDigm Group, Inc.*	126,914
315	Triumph Group, Inc.	17,725
16,863	United Technologies Corp.	1,273,662

		4,495,441

Air Freight & Logistics (1.1%):
3,009	C.H. Robinson Worldwide, Inc.	176,117
3,553	Expeditors International of Washington, Inc.	137,679
368	FedEx Corp.	33,712
13,404	United Parcel Service, Inc., Class B	1,055,699

		1,403,207

Airlines (0.3%):
495	Copa Holdings SA, Class A	40,827
10,046	Delta Air Lines, Inc.*	110,004
2,763	Southwest Airlines Co.	25,475
6,145	United Continental Holdings, Inc.*	149,508

		325,814

Auto Components (0.4%):
484	Allison Transmission Holdings, Inc.^	8,499
2,121	BorgWarner, Inc.*	139,116
6,074	Delphi Automotive plc*	154,887
2,668	Gentex Corp.	55,681
4,528	Goodyear Tire & Rubber Co.*	53,476
1,211	Tesla Motors, Inc.*^	37,892
45	Visteon Corp.*	1,688

		451,239

Automobiles (0.2%):
4,284	Harley-Davidson, Inc.	195,907
88	Thor Industries, Inc.	2,412

		198,319

Beverages (4.1%):
1,613	Brown-Forman Corp., Class B	156,219
35,940	Coca-Cola Co. (The)	2,810,149
405	Coca-Cola Enterprises, Inc.	11,356
3,919	Dr Pepper Snapple Group, Inc.	171,456
2,667	Monster Beverage Corp.*	189,891
28,938	PepsiCo, Inc.	2,044,759

		5,383,830

Shares		Fair Value

Common Stocks, continued
Biotechnology (3.2%):
3,554	Alexion Pharmaceuticals, Inc.*	$352,912
14,391	Amgen, Inc.	1,051,119
2,724	Amylin Pharmaceuticals, Inc.*	76,898
3,067	ARIAD Pharmaceuticals, Inc.*	52,783
4,433	Biogen Idec, Inc.*	640,037
2,261	BioMarin Pharmaceutical, Inc.*	89,490
8,150	Celgene Corp.*	522,904
14,013	Gilead Sciences, Inc.*	718,587
3,683	Human Genome Sciences, Inc.*^	48,358
1,781	Incyte Corp.*^	40,429
671	Medivation, Inc.*	61,329
1,570	Myriad Genetics, Inc.*	37,319
1,191	Onyx Pharmaceuticals, Inc.*	79,142
1,429	Regeneron Pharmaceuticals, Inc.*	163,220
935	United Therapeutics Corp.*	46,170
3,905	Vertex Pharmaceuticals, Inc.*	218,368

		4,199,065

Building Products (0.1%):
392	Armstrong World Industries, Inc.	19,271
488	Fortune Brands Home & Security, Inc.*	10,868
943	Lennox International, Inc.	43,972
6,607	Masco Corp.	91,639

		165,750

Capital Markets (0.7%):
709	Affiliated Managers Group, Inc.*	77,600
1,261	BlackRock, Inc.+	214,143
2,137	Eaton Vance Corp.^	57,592
1,416	Federated Investors, Inc.^	30,940
598	Franklin Resources, Inc.	66,372
2,115	Lazard, Ltd., Class A	54,969
2,540	SEI Investments Co.	50,521
4,720	T. Rowe Price Group, Inc.	297,171
1,597	Waddell & Reed Financial, Inc., Class A	48,357

		897,665

Chemicals (3.3%):
1,271	Airgas, Inc.	106,777
931	Albemarle Corp.	55,525
2,894	Celanese Corp., Series A	100,190
270	CF Industries Holdings, Inc.	52,310
17,338	E.I. du Pont de Nemours & Co.	876,783
2,045	Eastman Chemical Co.	103,007
4,812	Ecolab, Inc.	329,766
2,537	FMC Corp.	135,679
1,500	International Flavor & Fragrances, Inc.	82,200
475	Intrepid Potash, Inc.*	10,811

continued

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Chemicals, continued
458	LyondellBasell Industries NV, Class A	$18,444
9,870	Monsanto Co.	817,038
163	NewMarket Corp.	35,306
2,818	PPG Industries, Inc.	299,046
5,527	Praxair, Inc.	600,951
382	Rockwood Holdings, Inc.	16,942
947	RPM International, Inc.	25,758
687	Scotts Miracle-Gro Co. (The)^	28,249
1,607	Sherwin Williams Co.	212,686
2,237	Sigma Aldrich Corp.	165,381
2,273	Solutia, Inc.	63,758
1,723	Valspar Corp. (The)	90,440
1,262	W. R. Grace & Co.*	63,668
66	Westlake Chemical Corp.^	3,449

		4,294,164

Commercial Banks (0.0%):
155	Signature Bank*	9,450

Commercial Services & Supplies (0.3%):
914	Cintas Corp.	35,289
879	Clean Harbors, Inc.*	49,593
1,885	Copart, Inc.*	44,656
148	Covanta Holding Corp.	2,538
2,610	Iron Mountain, Inc.	86,026
1,942	Pitney Bowes, Inc.^	29,072
1,182	Rollins, Inc.	26,441
1,574	Stericycle, Inc.*	144,289
135	Waste Connections, Inc.	4,039

		421,943

Communications Equipment (1.7%):
1,096	Acme Packet, Inc.*^	20,440
193	EchoStar Corp., Class A*	5,099
1,469	F5 Networks, Inc.*	146,254
625	Harris Corp.	26,156
5,404	Motorola Solutions, Inc.	259,987
31,719	QUALCOMM, Inc.	1,766,114
2,933	Riverbed Technology, Inc.*	47,368

		2,271,418

Computers & Peripherals (8.7%):
17,301	Apple, Inc.*	10,103,784
91	Diebold, Inc.	3,359
38,851	EMC Corp.*	995,751
1,249	Fusion-io, Inc.*^	26,091
2,939	NCR Corp.*	66,803
4,507	NetApp, Inc.*	143,413
1,766	Western Digital Corp.*	53,828

		11,393,029

Shares		Fair Value

Common Stocks, continued
Construction & Engineering (0.1%):
1,105	Chicago Bridge & Iron Co. NV	$41,946
2,338	Fluor Corp.	115,357

		157,303

Construction Materials (0.0%):
432	Martin Marietta Materials, Inc.^	34,050

Consumer Finance (0.5%):
11,913	American Express Co.	693,456

Containers & Packaging (0.2%):
414	AptarGroup, Inc.	21,135
2,899	Ball Corp.	119,004
661	Crown Holdings, Inc.*	22,798
2,259	Owens-Illinois, Inc.*	43,305
1,665	Packaging Corp. of America	47,020
150	Rock-Tenn Co., Class A	8,182
908	Silgan Holdings, Inc.	38,762

		300,206

Distributors (0.2%):
2,885	Genuine Parts Co.	173,821
2,728	LKQ Corp.*	91,115

		264,936

Diversified Consumer Services (0.1%):
1,891	Apollo Group, Inc., Class A*	68,435
3,406	H&R Block, Inc.	54,428
447	ITT Educational Services, Inc.*^	27,155
492	Weight Watchers International, Inc.^	25,368

		175,386

Diversified Financial Services (0.4%):
1,400	CBOE Holdings, Inc.	38,752
1,346	Intercontinental Exchange, Inc.*	183,029
862	Leucadia National Corp.	18,335
807	LPL Financial Holdings, Inc.	27,252
3,630	Moody’s Corp.	132,677
2,249	MSCI, Inc., Class A*	76,511

		476,556

Diversified Telecommunication Services (1.9%):
1,546	Level 3 Communications, Inc.*	34,244
2,785	TW Telecom, Inc.*	71,463
52,568	Verizon Communications, Inc.	2,336,122
6,467	Windstream Corp.^	62,471

		2,504,300

Electric Utilities (0.1%):
951	ITC Holdings Corp.	65,533

Electrical Equipment (1.0%):
2,974	AMETEK, Inc.	148,432
2,195	Babcock & Wilcox Co. (The)*	53,777
2,031	Cooper Industries plc, A Shares	138,474
11,416	Emerson Electric Co.	531,757

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Electrical Equipment, continued
56	General Cable Corp.*	$1,453
908	Hubbell, Inc., Class B	70,770
861	Polypore International, Inc.*^	34,776
2,641	Rockwell Automation, Inc.	174,464
1,803	Roper Industries, Inc.	177,740

		1,331,643

Electronic Equipment, Instruments & Components (0.3%):
2,998	Amphenol Corp., Class A	164,650
544	Dolby Laboratories, Inc., Class A*	22,467
2,311	FLIR Systems, Inc.	45,065
594	IPG Photonics Corp.*^	25,893
627	Jabil Circuit, Inc.	12,747
1,727	National Instruments Corp.	46,387
2,315	Trimble Navigation, Ltd.*	106,513

		423,722

Energy Equipment & Services (1.9%):
309	Atwood Oceanics, Inc.*	11,693
3,500	Cameron International Corp.*	149,485
365	CARBO Ceramics, Inc.^	28,006
1,400	Dresser-Rand Group, Inc.*	62,356
4,424	FMC Technologies, Inc.*	173,553
5,448	Halliburton Co.	154,669
410	Helmerich & Payne, Inc.	17,827
1,799	National-Oilwell Varco, Inc.	115,928
2,004	Oceaneering International, Inc.	95,911
825	Oil States International, Inc.*	54,615
994	RPC, Inc.^	11,819
24,675	Schlumberger, Ltd.	1,601,654
176	SEACOR Holdings, Inc.*	15,731

		2,493,247

Food & Staples Retailing (2.6%):
8,016	Costco Wholesale Corp.	761,520
4,790	CVS Caremark Corp.	223,837
509	Fresh Market, Inc. (The)*	27,298
10,380	Kroger Co. (The)	240,712
615	Safeway, Inc.	11,162
5,712	Sysco Corp.	170,275
24,674	Wal-Mart Stores, Inc.	1,720,271
3,397	Whole Foods Market, Inc.	323,802

		3,478,877

Food Products (1.4%):
2,541	Campbell Soup Co.^	84,819
2,930	Dean Foods Co.*	49,898
2,075	Flowers Foods, Inc.	48,202
9,378	General Mills, Inc.	361,428
2,155	Green Mountain Coffee Roasters, Inc.*^	46,936
3,687	H.J. Heinz Co.	200,499
2,777	Hershey Co.	200,027

Shares		Fair Value

Common Stocks, continued
Food Products, continued
1,871	Hillshire Brands Co.	$54,240
1,421	Hormel Foods Corp.	43,227
303	Ingredion, Inc.	15,005
4,225	Kellogg Co.	208,419
1,706	Kraft Foods, Inc., Class A	65,886
2,454	McCormick & Co.	148,835
3,773	Mead Johnson Nutrition Co.	303,764

		1,831,185

Gas Utilities (0.1%):
3,846	ONEOK, Inc.	162,724
743	Questar Corp.+	15,499

		178,223

Health Care Equipment & Supplies (1.9%):
9,322	Baxter International, Inc.	495,464
3,496	Becton, Dickinson & Co.	261,326
1,553	C.R. Bard, Inc.	166,854
264	Cooper Cos., Inc. (The)	21,057
455	Covidien plc	24,342
1,170	DENTSPLY International, Inc.	44,238
2,120	Edwards Lifesciences Corp.*	218,996
844	Gen-Probe, Inc.*	69,377
1,018	IDEXX Laboratories, Inc.*	97,860
735	Intuitive Surgical, Inc.*	407,036
1,171	Medtronic, Inc.	45,353
2,641	ResMed, Inc.*	82,399
190	Sirona Dental Systems, Inc.*	8,552
4,477	St. Jude Medical, Inc.	178,677
4,218	Stryker Corp.	232,412
1,086	Thoratec Corp.*	36,468
2,063	Varian Medical Systems, Inc.*	125,368
327	Zimmer Holdings, Inc.	21,046

		2,536,825

Health Care Providers & Services (1.8%):
630	AMERIGROUP Corp.*	41,523
4,681	AmerisourceBergen Corp.	184,197
3,458	Cardinal Health, Inc.	145,236
937	Catalyst Health Solutions, Inc.*	87,553
1,739	DaVita, Inc.*	170,787
14,904	Express Scripts Holding Co.*	832,090
1,979	HCA Holdings, Inc.	60,221
944	Henry Schein, Inc.*	74,095
1,791	Laboratory Corp. of America Holdings*	165,865
1,235	Lincare Holdings, Inc.	42,015
4,356	McKesson, Inc.	408,375
1,601	Patterson Companies, Inc.	55,187
346	Quest Diagnostics, Inc.	20,725
424	Tenet Healthcare Corp.*	2,222
96	Universal Health Services, Inc., Class B	4,143

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Health Care Providers & Services, continued
380	WellPoint, Inc.	$24,240

		2,318,474

Health Care Technology (0.3%):
2,681	Cerner Corp.*	221,611
1,275	SXC Health Solutions Corp.*	126,493

		348,104

Hotels, Restaurants & Leisure (3.5%):
798	Bally Technologies, Inc.*	37,235
1,395	Brinker International, Inc.	44,459
587	Chipotle Mexican Grill, Inc.*	223,031
37	Choice Hotels International, Inc.	1,477
2,380	Darden Restaurants, Inc.	120,499
1,505	Dunkin’ Brands Group, Inc.^	51,682
3,027	International Game Technology	47,675
7,353	Las Vegas Sands Corp.	319,782
4,337	Marriott International, Inc., Class A	170,010
18,803	McDonald’s Corp.	1,664,630
524	Panera Bread Co., Class A*	73,066
98	Penn National Gaming, Inc.*	4,370
14,034	Starbucks Corp.	748,293
3,657	Starwood Hotels & Resorts Worldwide, Inc.	193,967
2,700	Wyndham Worldwide Corp.	142,398
1,475	Wynn Resorts, Ltd.	152,987
8,522	Yum! Brands, Inc.	548,987

		4,544,548

Household Durables (0.1%):
376	D.R. Horton, Inc.	6,911
118	Garmin, Ltd.	4,518
338	Jarden Corp.	14,203
84	NVR, Inc.*	71,400
1,175	Tempur-Pedic International, Inc.*	27,483
1,035	Tupperware Brands Corp.	56,677

		181,192

Household Products (1.3%):
1,586	Church & Dwight Co., Inc.	87,976
140	Clorox Co. (The)	10,144
8,098	Colgate-Palmolive Co.	843,002
6,486	Kimberly-Clark Corp.	543,332
3,701	Procter & Gamble Co. (The)	226,686

		1,711,140

Industrial Conglomerates (0.9%):
11,542	3M Co.	1,034,163
88	Carlisle Cos., Inc.	4,666
3,663	Danaher Corp.	190,769

		1,229,598

Shares		Fair Value

Common Stocks, continued
Insurance (0.5%):
344	Allied World Assurance Co. Holdings AG	$27,338
514	Aon plc	24,045
281	Arch Capital Group, Ltd.*	11,153
2,194	Arthur J. Gallagher & Co.	76,944
193	Brown & Brown, Inc.	5,263
83	Endurance Specialty Holdings, Ltd.	3,181
478	Erie Indemnity Co., Class A	34,230
380	Hanover Insurance Group, Inc. (The)	14,869
8,006	Marsh & McLennan Cos., Inc.	258,033
3,125	Travelers Cos., Inc. (The)	199,500
280	Validus Holdings, Ltd.	8,968

		663,524

Internet & Catalog Retail (1.8%):
6,694	Amazon.com, Inc.*	1,528,575
1,011	Expedia, Inc.	48,599
802	Groupon, Inc.*^	8,525
529	HomeAway, Inc.*^	11,500
1,479	Liberty Media Corp. — Interactive, Class A*	26,311
1,027	Netflix, Inc.*	70,319
921	Priceline.com, Inc.*	612,023
1,513	TripAdvisor, Inc.*	67,616

		2,373,468

Internet Software & Services (3.4%):
3,063	Akamai Technologies, Inc.*	97,250
397	AOL, Inc.*	11,148
21,431	eBay, Inc.*	900,316
890	Equinix, Inc.*	156,329
7,794	Facebook, Inc., Class A*	242,549
4,790	Google, Inc., Class A*	2,778,535
208	IAC/InterActiveCorp	9,485
1,146	LinkedIn Corp., Class A*^	121,785
2,018	Rackspace Hosting, Inc.*	88,671
2,689	VeriSign, Inc.*	117,160

		4,523,228

IT Services (6.8%):
11,913	Accenture plc, Class A	715,852
932	Alliance Data Systems Corp.*^	125,820
9,049	Automatic Data Processing, Inc.	503,667
2,311	Broadridge Financial Solutions, Inc.	49,155
5,634	Cognizant Technology Solutions Corp., Class A*	338,040
81	DST Systems, Inc.	4,399
2,088	Fiserv, Inc.*	150,795
901	FleetCor Technologies, Inc.*	31,571
1,726	Gartner, Inc.*	74,304

continued

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
IT Services, continued
1,881	Genpact, Ltd.*	$31,281
1,454	Global Payments, Inc.	62,857
20,169	International Business Machines Corp.	3,944,653
1,616	Jack Henry & Associates, Inc.	55,784
1,564	Lender Processing Services, Inc.	39,538
2,006	MasterCard, Inc., Class A	862,801
1,238	NeuStar, Inc., Class A*	41,349
5,589	Paychex, Inc.	175,551
1,881	SAIC, Inc.	22,798
3,121	Teradata Corp.*	224,743
2,573	Total System Services, Inc.	61,572
730	Vantive, Inc., Class A*	17,002
1,992	VeriFone Systems, Inc.*	65,915
9,670	Visa, Inc., Class A	1,195,502
11,341	Western Union Co.	190,983

		8,985,932

Leisure Equipment & Products (0.2%):
1,928	Hasbro, Inc.	65,301
4,878	Mattel, Inc.	158,242
1,197	Polaris Industries, Inc.	85,562

		309,105

Life Sciences Tools & Services (0.5%):
6,432	Agilent Technologies, Inc.	252,391
1,725	Bruker Corp.*	22,960
575	Charles River Laboratories International, Inc.*	18,837
65	Covance, Inc.*	3,110
2,284	Illumina, Inc.*	92,251
297	Life Technologies Corp.*	13,362
582	Mettler-Toledo International, Inc.*	90,705
681	Techne Corp.	50,530
1,644	Waters Corp.*	130,649

		674,795

Machinery (2.8%):
12,073	Caterpillar, Inc.	1,025,118
175	Colfax Corp.*	4,825
3,556	Cummins, Inc.	344,612
7,359	Deere & Co.	595,122
2,755	Donaldson Co., Inc.	91,934
934	Flowserve Corp.^	107,177
1,118	Graco, Inc.	51,517
302	IDEX Corp.	11,772
7,437	Illinois Tool Works, Inc.	393,343
4,532	Ingersoll-Rand plc	191,160
404	ITT Corp.	7,110
1,958	Joy Global, Inc.	111,077
1,549	Lincoln Electric Holdings, Inc.	67,831
1,864	Manitowoc Co., Inc. (The)^	21,809

Shares		Fair Value

Common Stocks, continued
Machinery, continued
1,103	Nordson Corp.	$56,573
1,492	PACCAR, Inc.	58,471
2,143	Pall Corp.	117,458
1,258	Parker Hannifin Corp.	96,715
215	Snap-On, Inc.	13,384
295	SPX Corp.	19,269
142	Timken Co.	6,502
554	Toro Co.	40,603
432	Valmont Industries, Inc.	52,259
1,106	WABCO Holdings, Inc.*	58,541
891	Wabtec Corp.	69,507
375	Xylem, Inc.	9,439

		3,623,128

Marine (0.0%):
55	Alexander & Baldwin, Inc.*	2,929
766	Kirby Corp.*	36,063

		38,992

Media (3.7%):
1,057	AMC Networks, Inc., Class A*	37,576
413	Cablevision Systems Corp., Class A	5,489
2,039	CBS Corp., Class B	66,838
902	Charter Communications, Inc., Class A*	63,925
2,126	Cinemark Holdings, Inc.	48,579
459	Clear Channel Outdoor Holdings, Inc., Class A	2,763
23,651	Comcast Corp., Class A	756,122
12,119	DIRECTV Group, Inc. (The), Class A*	591,650
4,717	Discovery Communications, Inc., Class A*	254,718
2,951	DISH Network Corp., Class A	84,251
492	Interpublic Group of Cos., Inc. (The)	5,338
376	John Wiley & Sons, Inc., Class A	18,420
1,230	Lamar Advertising Co.*^	35,178
4,854	Liberty Global, Inc., Class A*	240,904
131	Liberty Media Corp. — Liberty Capital, Class A*	11,516
67	Madison Square Garden, Inc., Class A*	2,509
5,176	McGraw-Hill Cos., Inc. (The)	232,920
444	Morningstar, Inc.	25,681
13,333	News Corp., Class A	297,193
5,044	Omnicom Group, Inc.	245,138
1,888	Pandora Media, Inc.*^	20,523
471	Regal Entertainment Group, Class A^	6,481
1,572	Scripps Networks Interactive, Class A	89,384

continued

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Media, continued
70,330	Sirius XM Radio, Inc.*^	$130,111
5,782	Time Warner Cable, Inc.	474,702
9,766	Viacom, Inc., Class B	459,197
5,139	Virgin Media, Inc.^	125,340
12,171	Walt Disney Co. (The)	590,294

		4,922,740

Metals & Mining (0.2%):
1,663	Allied Nevada Gold Corp.*^	47,196
64	Carpenter Technology Corp.	3,062
612	Compass Minerals International, Inc.	46,683
308	Molycorp, Inc.*^	6,637
1,087	Royal Gold, Inc.	85,221
2,246	Southern Copper Corp.	70,772
876	Steel Dynamics, Inc.	10,293
336	Tahoe Resources, Inc.*	4,667

		274,531

Multiline Retail (0.6%):
1,225	Big Lots, Inc.*	49,968
3,418	Dollar General Corp.*	185,905
4,292	Dollar Tree, Inc.*	230,910
1,788	Family Dollar Stores, Inc.	118,866
311	Kohl’s Corp.	14,147
1,036	Macy’s, Inc.	35,587
2,910	Nordstrom, Inc.	144,598
685	Target Corp.	39,860

		819,841

Office Electronics (0.0%):
152	Zebra Technologies Corp., Class A*	5,223

Oil, Gas & Consumable Fuels (1.7%):
3,882	Cabot Oil & Gas Corp.	152,951
2,258	Cheniere Energy, Inc.*	33,283
3,208	Cobalt International Energy, Inc.*	75,388
1,925	Concho Resources, Inc.*	163,856
780	Continental Resources, Inc.*^	51,964
4,988	EOG Resources, Inc.	449,469
805	Golar LNG, Ltd.	30,348
9,040	Kinder Morgan, Inc.	291,269
1,308	Kosmos Energy LLC*	14,453
361	Laredo Petroleum Holdings, Inc.*	7,509
731	Noble Energy, Inc.	62,003
1,901	Pioneer Natural Resources Co.	167,687
3,001	Range Resources Corp.	185,672
989	SM Energy Co.	48,570
2,235	Southwestern Energy Co.*	71,363
1,678	Sunoco, Inc.	79,705
309	Whiting Petroleum Corp.*	12,706

Shares		Fair Value

Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
11,577	Williams Cos., Inc. (The)	$333,649
426	World Fuel Services Corp.	16,201

		2,248,046

Personal Products (0.4%):
6,160	Avon Products, Inc.	99,854
4,258	Estee Lauder Co., Inc. (The), Class A	230,443
2,162	Herbalife, Ltd.	104,489
1,047	Nu Skin Enterprises, Inc., Class A	49,104

		483,890

Pharmaceuticals (3.9%):
27,598	Abbott Laboratories	1,779,243
5,615	Allergan, Inc.	519,781
28,378	Bristol-Myers Squibb Co.	1,020,189
6,901	Eli Lilly & Co.	296,122
1,364	Endo Health Solutions, Inc.*	42,257
11,434	Johnson & Johnson Co.^	772,481
7,289	Mylan, Inc.*	155,766
1,729	Perrigo Co.	203,901
1,075	Salix Pharmaceuticals, Ltd.*	58,523
3,100	Warner Chilcott plc, Class A*	55,552
2,357	Watson Pharmaceuticals, Inc.*	174,394

		5,078,209

Professional Services (0.3%):
596	Dun & Bradstreet Corp.	42,417
2,005	Equifax, Inc.	93,433
932	IHS, Inc., Class A*	100,405
560	Nielsen Holdings NV*	14,683
2,646	Robert Half International, Inc.	75,596
2,347	Verisk Analytics, Inc., Class A*	115,613

		442,147

Real Estate Investment Trusts (REITs) (2.1%):
137	American Campus Communities, Inc.	6,162
7,301	American Tower Corp.	510,413
1,757	Apartment Investment & Management Co., Class A	47,492
468	Boston Properties, Inc.	50,717
403	BRE Properties, Inc.	20,158
1,119	Camden Property Trust	75,723
2,039	Digital Realty Trust, Inc.^	153,068
632	Equity Lifestyle Properties, Inc.	43,589
440	Equity Residential Property Trust	27,438
652	Essex Property Trust, Inc.^	100,356
1,209	Extra Space Storage, Inc.	36,995
928	Federal Realty Investment Trust	96,595
544	HCP, Inc.	24,018
481	Home Properties, Inc.	29,514
98	Kilroy Realty Corp.	4,744

continued

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
716	Mid-America Apartment Communities, Inc.	$48,860
2,988	Plum Creek Timber Co., Inc.	118,624
412	Post Properties, Inc.	20,167
2,640	Public Storage, Inc.	381,242
1,794	Rayonier, Inc.	80,551
1,002	Regency Centers Corp.	47,665
4,718	Simon Property Group, Inc.	734,404
1,714	Tanger Factory Outlet Centers, Inc.	54,934
339	Taubman Centers, Inc.	26,157
3,183	Weyerhaeuser Co.	71,172

		2,810,758

Real Estate Management & Development (0.1%):
6,071	CBRE Group, Inc.*	99,321
165	St. Joe Co. (The)*	2,609

		101,930

Road & Rail (1.3%):
566	Con-way, Inc.	20,438
13,017	CSX Corp.	291,060
2,602	Hertz Global Holdings, Inc.*	33,305
1,662	J.B. Hunt Transport Services, Inc.	99,055
1,587	Kansas City Southern Industries, Inc.	110,392
869	Landstar System, Inc.	44,945
8,812	Union Pacific Corp.	1,051,360

		1,650,555

Semiconductors & Semiconductor Equipment (2.8%):
11,627	Advanced Micro Devices, Inc.*	66,623
5,970	Altera Corp.	202,025
469	Analog Devices, Inc.	17,667
698	Atmel Corp.*	4,677
4,247	Avago Technologies, Ltd.	152,467
6,321	Broadcom Corp., Class A	213,650
1,657	Cypress Semiconductor Corp.	21,906
878	Freescale Semiconductor Holdings I, Ltd.*^	8,999
69,165	Intel Corp.	1,843,247
1,178	Lam Research Corp.*	44,458
4,259	Linear Technology Corp.	133,434
10,528	LSI Corp.*	67,063
2,703	Maxim Integrated Products, Inc.	69,305
3,582	Microchip Technology, Inc.^	118,493
724	Silicon Laboratories, Inc.*	27,440
3,127	Skyworks Solutions, Inc.*	85,586
419	Teradyne, Inc.*	5,891
14,229	Texas Instruments, Inc.	408,230
4,883	Xilinx, Inc.	163,922

		3,655,083

Shares		Fair Value

Common Stocks, continued
Software (6.9%):
5,260	Adobe Systems, Inc.*	$170,266
1,723	Ansys, Inc.*	108,739
1,815	Ariba, Inc.*	81,239
4,275	Autodesk, Inc.*	149,582
2,980	BMC Software, Inc.*	127,187
375	CA, Inc.	10,159
5,082	Cadence Design Systems, Inc.*	55,851
3,445	Citrix Systems, Inc.*	289,173
214	Compuware Corp.*	1,988
844	Concur Technologies, Inc.*	57,476
831	FactSet Research Systems, Inc.	77,233
2,417	Fortinet, Inc.*	56,123
2,003	Informatica Corp.*	84,847
5,434	Intuit, Inc.	322,508
1,487	Micros Systems, Inc.*	76,134
139,275	Microsoft Corp.	4,260,422
581	NetSuite, Inc.*^	31,821
4,471	Nuance Communications, Inc.*	106,499
70,697	Oracle Corp.	2,099,701
3,568	Red Hat, Inc.*	201,521
421	Rovi Corp.*	8,260
2,567	Salesforce.com, Inc.*	354,914
1,140	Solarwinds, Inc.*	49,658
1,286	Solera Holdings, Inc.	53,742
287	Splunk, Inc.*	8,065
760	Symantec Corp.*	11,104
182	Synopsys, Inc.*	5,356
3,052	TIBCO Software, Inc.*	91,316
1,636	VMware, Inc., Class A*	148,942
2,428	Zynga, Inc., Class A*^	13,208

		9,113,034

Specialty Retail (3.5%):
1,070	Aaron’s, Inc.	30,292
1,360	Advance Auto Parts, Inc.	92,779
2,814	American Eagle Outfitters, Inc.	55,520
2,274	Ascena Retail Group, Inc.*	42,342
318	AutoNation, Inc.*^	11,219
705	AutoZone, Inc.*	258,855
4,302	Bed Bath & Beyond, Inc.*	265,864
769	CarMax, Inc.*	19,948
2,178	Chico’s FAS, Inc.	32,322
1,718	Dick’s Sporting Goods, Inc.	82,464
572	DSW, Inc., Class A	31,117
579	Foot Locker, Inc.	17,706
5,606	Gap, Inc. (The)	153,380
1,370	GNC Holdings, Inc., Class A	53,704
28,322	Home Depot, Inc. (The)	1,500,783
4,467	Limited Brands, Inc. (The)	189,982
2,906	Lowe’s Cos., Inc.	82,647
2,333	O’Reilly Automotive, Inc.*	195,435
2,006	PetSmart, Inc.	136,769

continued

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Specialty Retail, continued
4,192	Ross Stores, Inc.	$261,874
2,685	Sally Beauty Holdings, Inc.*	69,112
1,970	Tiffany & Co.	104,311
13,710	TJX Cos., Inc. (The)	588,570
1,333	Tractor Supply Co.	110,719
1,164	Ulta Salon, Cosmetics & Fragrance, Inc.	108,694
1,969	Urban Outfitters, Inc.*	54,325
918	Williams-Sonoma, Inc.	32,102

		4,582,835

Textiles, Apparel & Luxury Goods (1.3%):
896	Carter’s, Inc.*	47,130
5,317	Coach, Inc.	310,938
443	Deckers Outdoor Corp.*^	19,496
1,011	Fossil, Inc.*	77,382
1,805	Hanesbrands, Inc.*	50,053
1,569	Michael Kors Holdings, Ltd.*	65,647
6,692	Nike, Inc., Class B	587,424
1,202	PVH Corp.	93,504
1,141	Ralph Lauren Corp.	159,808
719	Under Armour, Inc., Class A*^	67,931
1,622	V.F. Corp.	216,456

		1,695,769

Thrifts & Mortgage Finance (0.0%):
1,430	People’s United Financial, Inc.	16,602

Tobacco (3.0%):
29,217	Altria Group, Inc.	1,009,447
2,416	Lorillard, Inc.	318,791
29,002	Philip Morris International, Inc.	2,530,715
2,047	Reynolds American, Inc.	91,849

		3,950,802

Shares or Principal Amount		Fair Value

Common Stocks, continued
Trading Companies & Distributors (0.4%):
5,478	Fastenal Co.	$220,818
258	MRC Global, Inc.*	5,490
843	MSC Industrial Direct Co., Inc., Class A	55,259
1,735	United Rentals, Inc.*	59,059
1,081	W.W. Grainger, Inc.	206,731

		547,357

Water Utilities (0.0%):
329	Aqua America, Inc.	8,212

Wireless Telecommunication Services (0.3%):
5,422	Crown Castle International Corp.*	318,055
2,244	SBA Communications Corp., Class A*	128,020

		446,075

Total Common Stocks (Cost $104,122,260)		127,234,649

Securities Held as Collateral for Securities on Loan (1.9%):
$2,572,806	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	2,572,806

Total Securities Held as Collateral for Securities on Loan (Cost $2,572,806)		2,572,806

Unaffiliated Investment Company (3.0%):
3,959,764	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(b)	3,959,764

Total Unaffiliated Investment Company (Cost $3,959,764)		3,959,764

Total Investment Securities (Cost $110,654,830)(c) — 101.5%		133,767,219
Net other assets (liabilities) — (1.5)%		(2,008,430)

Net Assets — 100.0%		$131,758,789

Percentages indicated are based on net assets as of June 30, 2012.

*	Non-income producing security

+	Affiliated securities

^	This security or a partial position of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $2,557,668.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2012.

(b)	The rate represents the effective yield at June 30, 2012.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

continued

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Futures Contracts

Cash of $242,000 has been segregated to cover margin requirements for the following open contracts of June 30, 2012:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
NASDAQ Index 100 E-Mini September Futures	Long	9/24/2012	19	$991,705	$35,311
S&P 500 Index E-Mini September Futures	Long	9/24/2012	52	3,526,640	152,624

Total					$187,935

See accompanying notes to the financial statements.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$110,412,796
Investments in affiliates, at cost	242,034

Total investment securities, at cost	$110,654,830

Investments in non-affiliates, at value*	$133,537,577
Investments in affiliates, at value	229,642

Total investment securities, at value	133,767,219
Segregated cash for collateral	242,000
Interest and dividends receivable	127,725
Receivable for capital shares issued	87,426
Receivable for investments sold	173,519
Reclaims receivable	144
Receivable for variation margin on futures contracts	118,278
Prepaid expenses	532

Total Assets	134,516,843

Liabilities:
Payable for investments purchased	52,060
Payable for capital shares redeemed	31,877
Payable for collateral received on loaned securities	2,572,806
Manager fees payable	46,167
Administration fees payable	4,866
Distribution fees payable	26,231
Custodian fees payable	5,726
Administrative and compliance services fees payable	1,145
Other accrued liabilities	17,176

Total Liabilities	2,758,054

Net Assets	$131,758,789

Net Assets Consist of:
Capital	$109,999,175
Accumulated net investment income/(loss)	1,248,673
Accumulated net realized gains/(losses) from investment transactions	(2,789,383)
Net unrealized appreciation/(depreciation) on investments	23,300,324

Net Assets	$131,758,789

Shares of beneficial interest (unlimited number of shares authorized, no par value)	10,823,560
Net Asset Value (offering and redemption price per share)	$12.17

*	Includes securities on loan of $2,557,668.

Statement of Operations

For the Six Months Ended June 30, 2012

(Unaudited)

Investment Income:
Dividends	$979,268
Dividends from affiliated securities	2,265
Income from securities lending	16,111
Foreign withholding tax	(192)

Total Investment Income	997,452

Expenses:
Manager fees	279,542
Administration fees	29,158
Distribution fees	158,830
Custodian fees	13,293
Administrative and compliance services fees	1,951
Trustee fees	4,257
Professional fees	4,633
Shareholder reports	1,315
Other expenses	20,557

Total expenses	513,536

Net Investment Income/(Loss)	483,916

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(710,022)
Net realized gains/(losses) on futures contracts	92,931
Change in unrealized appreciation/depreciation on investments	11,005,125

Net Realized/Unrealized Gains/(Losses) on Investments	10,388,034

Change in Net Assets Resulting From Operations	$10,871,950

See accompanying notes to the financial statements.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Statements of Changes in Net Assets

	AZL Russell 1000 Growth Index Fund
	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$483,916	$769,952
Net realized gains/(losses) on investment transactions	(617,091)	(548,231)
Change in unrealized appreciation/depreciation on investments	11,005,125	1,729,081

Change in net assets resulting from operations	10,871,950	1,950,802

Dividends to Shareholders:
From net investment income	—	(560,336)

Change in net assets resulting from dividends to shareholders	—	(560,336)

Capital Transactions:
Proceeds from shares issued	14,106,539	27,698,763
Proceeds from dividends reinvested	—	560,336
Value of shares redeemed	(5,106,270)	(23,339,917)

Change in net assets resulting from capital transactions	9,000,269	4,919,182

Change in net assets	19,872,219	6,309,648
Net Assets:
Beginning of period	111,886,570	105,576,922

End of period	$131,758,789	$111,886,570

Accumulated net investment income/(loss)	$1,248,673	$764,757

Share Transactions:
Shares issued	1,167,008	2,476,936
Dividends reinvested	—	52,466
Shares redeemed	(423,509)	(2,089,975)

Change in shares	743,499	439,427

See accompanying notes to the financial statements.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011	April 30, 2010 to December 31, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.10		$10.95	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.04		0.08	0.05
Net Realized and Unrealized Gains/(Losses) on Investments	1.03		0.13	0.90

Total from Investment Activities	1.07		0.21	0.95

Dividends to Shareholders From:
Net Investment Income	—		(0.06)	—

Total Dividends	—		(0.06)	—

Net Asset Value, End of Period	$12.17		$11.10	$10.95

Total Return(b)	9.64	%(c)	1.92%	9.50	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$131,759		$111,887	$105,577
Net Investment Income/(Loss)(d)	0.78%		0.72%	0.87%
Expenses Before Reductions(d) (e)	0.81%		0.84%	0.87%
Expenses Net of Reductions(d)	0.81%		0.84%	0.84%
Portfolio Turnover Rate	16	%(c)	24%	29	%(c)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Russell 1000 Growth Index Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2012 are presented on the Fund’s Schedule of Portfolio Investments (“Schedule”). The average outstanding amount of securities on loan was $3.9 million for the period ended June 30, 2012.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $1,595 during the period ended June 30, 2012. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Fund may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2012, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2012, the Fund used futures contracts to provide equity exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $4.3 million as of June 30, 2012. The monthly average notional amount for these contracts was $3.3 for the period ended June 30, 2012.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair value of derivative instruments as of June 30, 2012:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Contracts	Receivable for variation margin on futures contracts	$187,935	Payable for variation margin on futures contracts	$—

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2012:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Equity Contracts	Net realized gains (losses) on futures contracts/ change in unrealized appreciation/depreciation on investments	$92,931	$176,969

New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and BlackRock Investment Management LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2013.

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Russell 1000 Growth Index Fund	0.44%	0.84%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2012, there were no contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2012, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $735 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting and a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$127,234,649	$—	$—	$127,234,649
Securities Held as Collateral for Securities on Loan	—	2,572,806	—	2,572,806
Unaffiliated Investment Company	3,959,764	—	—	3,959,764

Total Investment Securities	$131,194,413	$2,572,806	$—	$133,767,219

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

	Level 1	Level 2	Level 3	Total
Other Financial Instruments:*
Futures Contracts	$187,935	$—	$—	$187,935

Total Investments	$131,382,348	$2,572,806	$—	$133,955,154

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts, forward contracts and options contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Russell 1000 Growth Index Fund	$27,340,688	$20,176,125

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $110,852,839. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$24,511,255
Unrealized depreciation	(1,596,875)

Net unrealized appreciation	$22,914,380

As of the end of their tax year ended December 31, 2011, the following Portfolios have capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Short-term Amount	Expires
AZL Russell 1000 Growth Index Fund	$1,248,758	12/31/2018

CLCFs not subject to expiration:

	Short Term Amount	Long Term Amount	Total
AZL Russell 1000 Growth Index Fund	$—	$658,827	$658,827

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2011 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Russell 1000 Growth Index Fund	$560,336	$—	$560,336

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

As of the latest tax year end December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Russell 1000 Growth Index Fund	$756,211	$(1,907,585)	$12,039,038	$10,887,664

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2012.

7.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

22

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL® Russell 1000 Value Index Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Russell 1000 Value Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Russell 1000 Value Index Fund	$1,000.00	$1,083.00	$4.04	0.78%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1-1-12	Ending Account Value 6-30-12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Russell 1000 Value Index Fund	$1,000.00	$1,020.93	$3.92	0.78%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

Portfolio Composition

(Unaudited)

Investments	Percent of net assets+
Financials	25.2%
Energy	15.8
Health Care	11.3
Industrials	8.8
Consumer Discretionary	7.4
Utilities	7.0
Consumer Staples	6.9
Information Technology	6.5
Materials	3.7
Telecommunication Services	3.5
Unaffiliated Investment Company	3.5
Securities Held as Collateral for Securities on Loan	3.4

Total	103.0%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks (96.1%):
Aerospace & Defense (1.2%):
973	Alliant Techsystems, Inc.	$49,205
2,101	Boeing Co. (The)	156,104
5,395	Exelis, Inc.	53,195
9,185	General Dynamics Corp.	605,843
1,430	Huntington Ingalls Industries, Inc.*	57,543
2,817	L-3 Communications Holdings, Inc.	208,486
822	Lockheed Martin Corp.	71,580
7,271	Northrop Grumman Corp.	463,817
9,637	Raytheon Co.	545,358
2,651	Spirit AeroSystems Holdings, Inc., Class A*	63,173
7,601	Textron, Inc.	189,037
950	Triumph Group, Inc.	53,456

		2,516,797

Air Freight & Logistics (0.4%):
591	Expeditors International of Washington, Inc.	22,901
8,543	FedEx Corp.	782,624
2,996	UTI Worldwide, Inc.	43,772

		849,297

Airlines (0.1%):
183	Copa Holdings SA, Class A	15,094
8,868	Delta Air Lines, Inc.*	97,105
17,889	Southwest Airlines Co.	164,936

		277,135

Auto Components (0.4%):
19,667	Johnson Controls, Inc.	544,973
2,881	Lear Corp.	108,700
2,911	TRW Automotive Holdings Corp.*	107,008
1,428	Visteon Corp.*	53,550

		814,231

Automobiles (0.7%):
108,465	Ford Motor Co.	1,040,179
22,138	General Motors Co.*	436,562
1,151	Thor Industries, Inc.	31,549

		1,508,290

Beverages (0.4%):
4,556	Beam, Inc.	284,704
367	Brown-Forman Corp., Class B	35,544
8,042	Coca-Cola Enterprises, Inc.	225,498
4,543	Constellation Brands, Inc., Class A*	122,933
3,703	Molson Coors Brewing Co., Class B	154,082

		822,761

Shares		Fair Value

Common Stocks, continued
Biotechnology (0.0%):
453	Amylin Pharmaceuticals, Inc.*	$12,788

Building Products (0.1%):
3,854	Fortune Brands Home & Security, Inc.*	85,829
3,517	Owens Corning, Inc.*	100,375

		186,204

Capital Markets (2.9%):
377	Affiliated Managers Group, Inc.*	41,263
9,616	American Capital, Ltd.*	96,833
6,321	Ameriprise Financial, Inc.	330,335
6,415	Ares Capital Corp.	102,383
34,483	Bank of New York Mellon Corp. (The)	756,902
1,712	BlackRock, Inc.+	290,732
31,066	Charles Schwab Corp. (The)	401,683
8,263	E*TRADE Financial Corp.*	66,435
440	Federated Investors, Inc.^	9,614
3,092	Franklin Resources, Inc.	343,181
14,221	Goldman Sachs Group, Inc. (The)	1,363,225
12,959	Invesco, Ltd.	292,873
5,450	Janus Capital Group, Inc.	42,619
4,090	Jefferies Group, Inc.	53,129
4,082	Legg Mason, Inc.	107,642
44,544	Morgan Stanley	649,897
6,233	Northern Trust Corp.	286,843
3,287	Raymond James Financial, Inc.	112,547
14,126	State Street Corp.	630,585
6,708	TD Ameritrade Holding Corp.	114,036

		6,092,757

Chemicals (1.6%):
6,114	Air Products & Chemicals, Inc.	493,583
1,125	Albemarle Corp.	67,095
2,269	Ashland, Inc.	157,264
1,833	Cabot Corp.	74,603
1,477	CF Industries Holdings, Inc.	286,154
1,330	Cytec Industries, Inc.	77,991
34,560	Dow Chemical Co. (The)	1,088,640
795	Eastman Chemical Co.	40,044
5,531	Huntsman Corp.	71,571
815	Intrepid Potash, Inc.*	18,549
592	Kronos Worldwide, Inc.^	9,348
8,609	LyondellBasell Industries NV, Class A	346,685
8,575	Mosaic Co. (The)	469,567
1,389	Rockwood Holdings, Inc.	61,602
2,323	RPM International, Inc.	63,186
158	Scotts Miracle-Gro Co. (The)^	6,497
186	W. R. Grace & Co.*	9,384
444	Westlake Chemical Corp.^	23,204

		3,364,967

continued

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Commercial Banks (5.4%):
5,029	Associated Banc-Corp.	$66,332
1,316	Bank of Hawaii Corp.	60,470
20,199	BB&T Corp.	623,139
744	BOK Financial Corp.	43,301
6,709	CapitalSource, Inc.	45,084
5,806	CIT Group, Inc.*	206,926
1,348	City National Corp.^	65,486
5,686	Comerica, Inc.	174,617
2,171	Commerce Bancshares, Inc.	82,281
1,540	Cullen/Frost Bankers, Inc.	88,535
4,180	East West Bancorp, Inc.	98,063
26,600	Fifth Third Bancorp	356,440
147	First Citizens BancShares, Inc., Class A	24,497
7,305	First Horizon National Corp.	63,188
10,196	First Niagara Financial Group, Inc.	77,999
2,950	First Republic Bank*	99,120
5,805	Fulton Financial Corp.	57,992
24,999	Huntington Bancshares, Inc.	159,994
27,557	KeyCorp	213,291
3,659	M&T Bank Corp.	302,124
15,288	PNC Financial Services Group, Inc.	934,250
2,972	Popular, Inc.*	49,365
40,836	Regions Financial Corp.	275,643
1,165	Signature Bank*	71,030
15,559	SunTrust Banks, Inc.	376,995
1,279	SVB Financial Group*	75,103
19,405	Synovus Financial Corp.	38,422
4,689	TCF Financial Corp.	53,830
54,764	U.S. Bancorp	1,761,210
5,703	Valley National Bancorp^	60,452
141,651	Wells Fargo & Co.	4,736,809
5,325	Zions Bancorp^	103,411

		11,445,399

Commercial Services & Supplies (0.6%):
0	Acco Brands Corp.*	—
2,996	Avery Dennison Corp.	81,911
1,751	Cintas Corp.	67,606
2,890	Corrections Corp. of America	85,110
2,926	Covanta Holding Corp.	50,181
298	Iron Mountain, Inc.	9,822
842	KAR Auction Services, Inc.*	14,474
1,882	Pitney Bowes, Inc.^	28,174
5,213	R.R. Donnelley & Sons Co.^	61,357
8,767	Republic Services, Inc.	231,975
3,357	Waste Connections, Inc.	100,441
13,383	Waste Management, Inc.	446,992

		1,178,043

Shares		Fair Value

Common Stocks, continued
Communications Equipment (1.5%):
13,262	Brocade Communications Systems, Inc.*	$65,382
154,876	Cisco Systems, Inc.	2,659,221
826	EchoStar Corp., Class A*	21,823
2,313	Harris Corp.	96,799
6,689	JDS Uniphase Corp.*	73,579
15,312	Juniper Networks, Inc.*	249,739
5,157	Polycom, Inc.*	54,251

		3,220,794

Computers & Peripherals (1.1%):
42,630	Dell, Inc.*	533,728
1,679	Diebold, Inc.	61,972
57,168	Hewlett-Packard Co.	1,149,648
2,057	Lexmark International, Inc.	54,675
3,454	NetApp, Inc.*	109,906
7,045	SanDisk Corp.*	257,002
4,037	Western Digital Corp.*	123,048

		2,289,979

Construction & Engineering (0.3%):
3,266	Aecom Technology Corp.*	53,726
1,077	Chicago Bridge & Iron Co. NV	40,883
1,238	Fluor Corp.	61,083
3,730	Jacobs Engineering Group, Inc.*	141,218
4,291	KBR, Inc.	106,030
6,042	Quanta Services, Inc.*	145,431
1,906	Shaw Group, Inc.*	52,053
2,190	URS Corp.	76,387

		676,811

Construction Materials (0.1%):
648	Martin Marietta Materials, Inc.^	51,075
3,741	Vulcan Materials Co.	148,555

		199,630

Consumer Finance (1.1%):
10,335	American Express Co.	601,600
16,780	Capital One Financial Corp.	917,195
15,332	Discover Financial Services	530,181
14,102	SLM Corp.	221,542

		2,270,518

Containers & Packaging (0.3%):
1,278	AptarGroup, Inc.	65,242
2,981	Bemis Co., Inc.	93,425
3,272	Crown Holdings, Inc.*	112,851
907	Greif, Inc., Class A	37,187
1,240	Owens-Illinois, Inc.*	23,771
251	Packaging Corp. of America	7,088
1,810	Rock-Tenn Co., Class A	98,736
5,612	Sealed Air Corp.	86,649
2,908	Sonoco Products Co.	87,676

		612,625

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Diversified Consumer Services (0.1%):
1,894	DeVry, Inc.	$58,657
3,166	H&R Block, Inc.	50,593
6,277	Service Corp. International	77,646

		186,896

Diversified Financial Services (4.6%):
311,572	Bank of America Corp.	2,548,659
342	CBOE Holdings, Inc.	9,467
84,774	Citigroup, Inc.	2,323,655
1,922	CME Group, Inc.	515,308
1,153	Interactive Brokers Group, Inc., Class A	16,972
110,057	JPMorgan Chase & Co.	3,932,337
4,360	Leucadia National Corp.	92,737
199	LPL Financial Holdings, Inc.	6,720
3,369	NASDAQ OMX Group, Inc. (The)	76,375
7,345	NYSE Euronext	187,885

		9,710,115

Diversified Telecommunication Services (3.3%):
169,509	AT&T, Inc.	6,044,691
17,961	CenturyLink, Inc.	709,280
28,867	Frontier Communications Corp.^	110,561
2,283	Level 3 Communications, Inc.*	50,568
6,906	Windstream Corp.^	66,712

		6,981,812

Electric Utilities (3.7%):
14,003	American Electric Power Co., Inc.	558,720
38,687	Duke Energy Corp.	892,122
9,420	Edison International	435,204
5,122	Entergy Corp.	347,733
24,645	Exelon Corp.	927,145
12,091	FirstEnergy Corp.	594,756
3,941	Great Plains Energy, Inc.	84,377
2,793	Hawaiian Electric Industries, Inc.	79,656
12,058	NextEra Energy, Inc.	829,711
9,067	Northeast Utilities	351,890
6,823	NV Energy, Inc.	119,948
6,600	Pepco Holdings, Inc.^	129,162
3,165	Pinnacle West Capital Corp.	163,757
16,769	PPL Corp.	466,346
8,559	Progress Energy, Inc.	514,995
25,115	Southern Co. (The)	1,162,824
3,649	Westar Energy, Inc.	109,288

		7,767,634

Electrical Equipment (0.2%):
1,426	Cooper Industries plc, A Shares	97,225
3,374	Emerson Electric Co.	157,161
1,352	General Cable Corp.*	35,071
3,516	GrafTech International, Ltd.*	33,929

Shares		Fair Value

Common Stocks, continued
Electrical Equipment, continued
294	Hubbell, Inc., Class B	$22,914
1,122	Regal-Beloit Corp.	69,856

		416,156

Electronic Equipment, Instruments & Components (0.6%):
3,227	Arrow Electronics, Inc.*	105,878
4,194	Avnet, Inc.*	129,427
1,348	AVX Corp.	14,410
43,876	Corning, Inc.	567,317
609	Dolby Laboratories, Inc., Class A*	25,152
849	FLIR Systems, Inc.	16,555
4,404	Ingram Micro, Inc., Class A*	76,938
1,155	Itron, Inc.*	47,632
4,376	Jabil Circuit, Inc.	88,964
3,992	Molex, Inc.^	95,568
1,153	Tech Data Corp.*	55,540
4,191	Vishay Intertechnology, Inc.*	39,521

		1,262,902

Energy Equipment & Services (1.2%):
1,129	Atwood Oceanics, Inc.*	42,721
12,678	Baker Hughes, Inc.	521,066
1,652	Cameron International Corp.*	70,557
1,991	Diamond Offshore Drilling, Inc.^	117,728
18,174	Halliburton Co.	515,960
2,134	Helmerich & Payne, Inc.	92,786
6,814	McDermott International, Inc.*	75,908
8,393	Nabors Industries, Ltd.*	120,859
9,513	National-Oilwell Varco, Inc.	613,018
205	Oil States International, Inc.*	13,571
4,516	Patterson-UTI Energy, Inc.	65,753
3,591	Rowan Cos. plc, Class A*	116,097
277	RPC, Inc.^	3,294
337	SEACOR Holdings, Inc.*	30,121
4,556	Superior Energy Services, Inc.*	92,168
1,482	Tidewater, Inc.	68,705
1,405	Unit Corp.*	51,830

		2,612,142

Food & Staples Retailing (1.5%):
29,566	CVS Caremark Corp.	1,381,619
5,991	Safeway, Inc.^	108,737
8,011	Sysco Corp.	238,808
10,310	Wal-Mart Stores, Inc.	718,813
24,945	Walgreen Co.	737,873

		3,185,850

Food Products (2.0%):
19,039	Archer-Daniels-Midland Co.	562,031
4,220	Bunge, Ltd.	264,763
1,081	Campbell Soup Co.^	36,084
12,010	ConAgra Foods, Inc.	311,419
757	Dean Foods Co.*	12,892

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Food Products, continued
4,061	General Mills, Inc.	$156,511
614	Green Mountain Coffee Roasters, Inc.*^	13,373
3,487	H.J. Heinz Co.	189,623
507	Hillshire Brands Co.	14,698
1,668	Hormel Foods Corp.	50,740
1,738	Ingredion, Inc.	86,066
3,239	J.M. Smucker Co. (The)	244,609
384	Kellogg Co.	18,943
48,595	Kraft Foods, Inc., Class A	1,876,739
1,596	Ralcorp Holdings, Inc.*	106,517
4,657	Smithfield Foods, Inc.*	100,731
8,402	Tyson Foods, Inc., Class A	158,210

		4,203,949

Gas Utilities (0.2%):
3,392	AGL Resources, Inc.	131,440
2,603	Atmos Energy Corp.	91,287
2,096	National Fuel Gas Co.	98,470
3,993	Questar Corp.+	83,294
3,248	UGI Corp.	95,589

		500,080

Health Care Equipment & Supplies (1.6%):
2,324	Alere, Inc.*	45,179
1,353	Baxter International, Inc.	71,912
399	Becton, Dickinson & Co.	29,825
41,323	Boston Scientific Corp.*	234,301
6,417	CareFusion Corp.*	164,789
961	Cooper Cos., Inc. (The)	76,649
13,233	Covidien plc	707,965
2,270	DENTSPLY International, Inc.	85,829
1,795	Hill-Rom Holdings, Inc.	55,376
7,649	Hologic, Inc.*	137,988
28,159	Medtronic, Inc.	1,090,598
1,311	Sirona Dental Systems, Inc.*	59,008
2,079	St. Jude Medical, Inc.	82,973
2,365	Stryker Corp.	130,311
1,180	Teleflex, Inc.	71,874
4,583	Zimmer Holdings, Inc.	294,962

		3,339,539

Health Care Providers & Services (2.3%):
10,044	Aetna, Inc.	389,406
418	AMERIGROUP Corp.*	27,550
2,812	Brookdale Senior Living, Inc.*	49,885
4,603	Cardinal Health, Inc.	193,326
8,336	CIGNA Corp.	366,784
2,629	Community Health Systems, Inc.*	73,691
4,130	Coventry Health Care, Inc.	131,293
1,680	HCA Holdings, Inc.	51,122
7,415	Health Management Associates, Inc., Class A*	58,208

Shares		Fair Value

Common Stocks, continued
Health Care Providers & Services, continued
2,408	Health Net, Inc.*	$58,442
1,122	Henry Schein, Inc.*	88,066
4,718	Humana, Inc.	365,362
1,410	LifePoint Hospitals, Inc.*	57,782
568	Lincare Holdings, Inc.	19,323
1,423	MEDNAX, Inc.*	97,533
3,266	Omnicare, Inc.	101,997
194	Patterson Companies, Inc.	6,687
4,047	Quest Diagnostics, Inc.	242,415
11,258	Tenet Healthcare Corp.*	58,992
29,994	UnitedHealth Group, Inc.	1,754,649
2,438	Universal Health Services, Inc., Class B	105,224
2,530	VCA Antech, Inc.*	55,609
8,972	WellPoint, Inc.	572,324

		4,925,670

Health Care Technology (0.0%):
5,522	Allscripts Healthcare Solutions, Inc.*	60,355

Hotels, Restaurants & Leisure (0.4%):
12,016	Carnival Corp.	411,788
702	Choice Hotels International, Inc.	28,031
1,308	Hyatt Hotels Corp., Class A*	48,605
3,806	International Game Technology	59,945
575	Marriott International, Inc., Class A	22,540
11,495	MGM Resorts International*	128,284
1,753	Penn National Gaming, Inc.*	78,166
4,379	Royal Caribbean Cruises, Ltd.	113,985
8,102	Wendy’s Co. (The)	38,242

		929,586

Household Durables (0.6%):
7,449	D.R. Horton, Inc.	136,913
2,921	Garmin, Ltd.^	111,845
2,039	Harman International Industries, Inc.	80,744
1,776	Jarden Corp.	74,628
4,054	Leggett & Platt, Inc.	85,661
4,677	Lennar Corp.^	144,566
1,647	Mohawk Industries, Inc.*	115,010
8,382	Newell Rubbermaid, Inc.	152,050
16	NVR, Inc.*	13,600
9,894	PulteGroup, Inc.*	105,866
4,155	Toll Brothers, Inc.*	123,528
2,234	Whirlpool Corp.	136,631

		1,281,042

Household Products (2.5%):
1,538	Church & Dwight Co., Inc.	85,313
3,527	Clorox Co. (The)	255,566
1,145	Colgate-Palmolive Co.	119,195

continued

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Household Products, continued
1,891	Energizer Holdings, Inc.*	$142,298
1,202	Kimberly-Clark Corp.	100,692
73,438	Procter & Gamble Co. (The)	4,498,077

		5,201,141

Independent Power Producers & Energy Traders (0.3%):
18,550	AES Corp. (The)*	237,997
11,698	Calpine Corp.*	193,134
6,584	NRG Energy, Inc.*	114,298

		545,429

Industrial Conglomerates (3.8%):
2,026	3M Co.	181,529
1,636	Carlisle Cos., Inc.	86,741
11,062	Danaher Corp.	576,109
306,329	General Electric Co.	6,383,896
13,382	Tyco International, Ltd.	707,239

		7,935,514

Insurance (6.7%):
9,792	ACE, Ltd.	725,881
13,520	AFLAC, Inc.	575,817
490	Alleghany Corp.*	166,478
515	Allied World Assurance Co. Holdings AG	40,927
14,182	Allstate Corp. (The)	497,646
2,472	American Financial Group, Inc.	96,977
18,641	American International Group, Inc.*	598,190
213	American National Insurance Co.	15,181
8,635	Aon plc	403,945
3,478	Arch Capital Group, Ltd.*	138,042
2,068	Aspen Insurance Holdings, Ltd.	59,765
2,479	Assurant, Inc.	86,368
4,661	Assured Guaranty, Ltd.	65,720
3,165	Axis Capital Holdings, Ltd.	103,021
51,488	Berkshire Hathaway, Inc., Class B*	4,290,495
3,079	Brown & Brown, Inc.	83,964
7,805	Chubb Corp. (The)	568,360
4,221	Cincinnati Financial Corp.	160,694
763	CNA Financial Corp.	21,150
1,125	Endurance Specialty Holdings, Ltd.	43,110
1,526	Everest Re Group, Ltd.	157,926
6,442	Fidelity National Financial, Inc., Class A	124,073
14,210	Genworth Financial, Inc.*	80,429
710	Hanover Insurance Group, Inc. (The)	27,782
12,746	Hartford Financial Services Group, Inc. (The)	224,712
2,926	HCC Insurance Holdings, Inc.	91,876

Shares		Fair Value

Common Stocks, continued
Insurance, continued
1,425	Kemper Corp.	$43,819
8,252	Lincoln National Corp.	180,471
9,018	Loews Corp.	368,926
279	Markel Corp.*	123,234
3,285	Marsh & McLennan Cos., Inc.	105,876
4,091	MBIA, Inc.*	44,224
685	Mercury General Corp.	28,544
24,595	MetLife, Inc.	758,756
7,501	Old Republic International Corp.	62,183
1,866	PartnerRe, Ltd.	141,200
8,678	Principal Financial Group, Inc.^	227,624
887	ProAssurance Corp.	79,023
17,670	Progressive Corp. (The)	368,066
2,342	Protective Life Corp.	68,878
13,505	Prudential Financial, Inc.	654,047
2,131	Reinsurance Group of America, Inc.	113,391
1,497	RenaissanceRe Holdings, Ltd.	113,787
1,283	StanCorp Financial Group, Inc.	47,676
2,847	Torchmark Corp.	143,916
6,366	Travelers Cos., Inc. (The)	406,405
8,264	UnumProvident Corp.	158,090
2,437	Validus Holdings, Ltd.	78,057
3,207	W.R. Berkley Corp.	124,816
172	White Mountains Insurance Group, Ltd.	89,741
9,012	XL Group plc	189,613

		14,168,892

Internet & Catalog Retail (0.1%):
948	Expedia, Inc.	45,571
95	HomeAway, Inc.*^	2,065
13,842	Liberty Media Corp. — Interactive, Class A*	246,249

		293,885

Internet Software & Services (0.4%):
394	Akamai Technologies, Inc.*	12,509
2,084	AOL, Inc.*	58,519
1,795	IAC/InterActiveCorp	81,852
367	VeriSign, Inc.*	15,990
35,235	Yahoo!, Inc.*	557,770

		726,640

IT Services (0.4%):
4,878	Amdocs, Ltd.*	144,974
707	Booz Allen Hamilton Holding Corp.^	10,803
4,487	Computer Sciences Corp.	111,367
3,090	CoreLogic, Inc.*	56,578
809	DST Systems, Inc.	43,937
7,253	Fidelity National Information Services, Inc.	247,182

continued

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
IT Services, continued
683	Fiserv, Inc.*	$49,326
721	Genpact, Ltd.*	11,990
637	Paychex, Inc.	20,008
5,304	SAIC, Inc.	64,285
665	Total System Services, Inc.	15,914

		776,364

Leisure Equipment & Products (0.0%):
325	Hasbro, Inc.	11,008
2,225	Mattel, Inc.	72,179

		83,187

Life Sciences Tools & Services (0.5%):
585	Bio-Rad Laboratories, Inc., Class A*	58,506
519	Charles River Laboratories International, Inc.*	17,003
1,503	Covance, Inc.*	71,919
4,678	Life Technologies Corp.*	210,463
3,293	PerkinElmer, Inc.	84,959
6,809	QIAGEN NV*^	113,710
10,619	Thermo Fisher Scientific, Inc.	551,232

		1,107,792

Machinery (1.4%):
2,811	AGCO Corp.*	128,547
761	CNH Global NV*	29,572
990	Colfax Corp.*	27,294
1,415	Crane Co.	51,478
5,310	Dover Corp.	284,669
9,765	Eaton Corp.	386,987
122	Flowserve Corp.^	14,000
1,449	Gardner Denver, Inc.	76,667
2,330	Harsco Corp.	47,485
1,959	IDEX Corp.	76,362
689	Illinois Tool Works, Inc.	36,441
1,555	Ingersoll-Rand plc	65,590
2,039	ITT Corp.	35,886
2,315	Kennametal, Inc.	76,742
913	Manitowoc Co., Inc. (The)	10,682
1,774	Navistar International Corp.*	50,328
137	Nordson Corp.	7,027
2,649	Oshkosh Corp.*	55,497
7,983	PACCAR, Inc.	312,854
2,402	Parker Hannifin Corp.	184,666
2,864	Pentair, Inc.^	109,634
1,346	Snap-On, Inc.	83,788
1,022	SPX Corp.	66,757
4,941	Stanley Black & Decker, Inc.	318,003
3,192	Terex Corp.*	56,913
2,305	Timken Co.	105,546
2,321	Trinity Industries, Inc.	57,979

Shares		Fair Value

Common Stocks, continued
Machinery, continued
135	WABCO Holdings, Inc.*	$7,146
4,777	Xylem, Inc.	120,237

		2,884,777

Marine (0.0%):
1,135	Alexander & Baldwin, Inc.*	60,439
418	Kirby Corp.*	19,679

		80,118

Media (3.1%):
5,173	Cablevision Systems Corp., Class A	68,749
15,553	CBS Corp., Class B	509,827
494	Clear Channel Outdoor Holdings, Inc., Class A	2,974
40,683	Comcast Corp., Class A	1,300,636
1,293	DISH Network Corp., Class A	36,915
1,961	DreamWorks Animation SKG, Inc., Class A*	37,377
6,793	Gannett Co., Inc.	100,061
12,043	Interpublic Group of Cos., Inc. (The)	130,667
771	John Wiley & Sons, Inc., Class A	37,771
305	Lamar Advertising Co.*	8,723
2,934	Liberty Media Corp. - Liberty Capital, Class A*	257,928
1,651	Madison Square Garden, Inc., Class A*	61,813
39,728	News Corp., Class A	885,537
1,497	Regal Entertainment Group, Class A^	20,599
10,734	Thomson Reuters Corp.	305,382
27,753	Time Warner, Inc.	1,068,491
32,659	Walt Disney Co. (The)	1,583,961
123	Washington Post Co. (The), Class B^	45,980

		6,463,391

Metals & Mining (1.5%):
30,840	Alcoa, Inc.	269,850
3,098	Allegheny Technologies, Inc.	98,795
1,184	Carpenter Technology Corp.	56,643
4,120	Cliffs Natural Resources, Inc.	203,075
3,353	Commercial Metals Co.	42,382
27,442	Freeport-McMoRan Copper & Gold, Inc.	934,949
1,423	Molycorp, Inc.*^	30,666
14,184	Newmont Mining Corp.	688,066
9,167	Nucor Corp.	347,429
2,173	Reliance Steel & Aluminum Co.	109,736
1,183	Southern Copper Corp.	37,276
4,968	Steel Dynamics, Inc.	58,374

continued

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Metals & Mining, continued
1,818	Tahoe Resources, Inc.*	$25,252
2,317	Titanium Metals Corp.	26,205
4,163	United States Steel Corp.^	85,758
1,808	Walter Energy, Inc.	79,841

		3,094,297

Multi-Utilities (2.7%):
3,208	Alliant Energy Corp.	146,189
7,015	Ameren Corp.	235,283
12,354	CenterPoint Energy, Inc.	255,357
7,563	CMS Energy Corp.	177,730
8,468	Consolidated Edison, Inc.	526,625
16,523	Dominion Resources, Inc.	892,242
4,918	DTE Energy Co.	291,785
2,263	Integrys Energy Group, Inc.	128,697
5,459	MDU Resources Group, Inc.	117,969
8,214	NiSource, Inc.	203,296
2,850	OGE Energy Corp.	147,602
12,210	PG&E Corp.	552,747
14,626	Public Service Enterprise Group, Inc.	475,345
3,388	SCANA Corp.	162,082
6,967	Sempra Energy	479,887
6,236	TECO Energy, Inc.	112,622
2,371	Vectren Corp.	69,992
6,663	Wisconsin Energy Corp.	263,655
14,078	Xcel Energy, Inc.	399,956

		5,639,061

Multiline Retail (0.9%):
852	Dillard’s, Inc., Class A	54,256
4,614	J.C. Penney Co., Inc.^	107,552
6,549	Kohl’s Corp.	297,914
10,369	Macy’s, Inc.	356,175
1,046	Sears Holdings Corp.*^	62,446
18,046	Target Corp.	1,050,097

		1,928,440

Office Electronics (0.2%):
38,966	Xerox Corp.	306,662
1,263	Zebra Technologies Corp., Class A*	43,397

		350,059

Oil, Gas & Consumable Fuels (14.6%):
6,372	Alpha Natural Resources, Inc.*	55,500
14,444	Anadarko Petroleum Corp.	956,193
11,301	Apache Corp.	993,245
1,868	Cheniere Energy, Inc.*	27,534
19,149	Chesapeake Energy Corp.^	356,171
57,033	Chevron Corp.	6,016,982
2,479	Cimarex Energy Co.	136,643
348	Cobalt International Energy, Inc.*	8,178

Shares		Fair Value

Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
36,560	ConocoPhillips	$2,042,973
6,580	CONSOL Energy, Inc.	198,979
11,296	Denbury Resources, Inc.*	170,683
11,692	Devon Energy Corp.	678,019
2,085	Energen Corp.	94,096
3,807	EQT Corp.	204,169
3,587	EXCO Resources, Inc.^	27,225
135,197	Exxon Mobil Corp.	11,568,807
8,800	Hess Corp.	382,360
5,980	HollyFrontier Corp.	211,871
45	Laredo Petroleum Holdings, Inc.*	936
20,392	Marathon Oil Corp.	521,423
9,851	Marathon Petroleum Corp.	442,507
5,615	Murphy Oil Corp.	282,378
3,899	Newfield Exploration Co.*	114,280
3,999	Noble Energy, Inc.	339,195
23,450	Occidental Petroleum Corp.	2,011,307
7,877	Peabody Energy Corp.	193,144
18,078	Phillips 66*	600,913
587	Pioneer Natural Resources Co.	51,779
3,727	Plains Exploration & Production Co.*	131,116
5,159	QEP Resources, Inc.	154,615
14,155	SandRidge Energy, Inc.*^	94,697
310	SM Energy Co.	15,224
6,602	Southwestern Energy Co.*	210,802
18,872	Spectra Energy Corp.	548,420
402	Sunoco, Inc.	19,095
1,049	Teekay Shipping Corp.	30,715
4,057	Tesoro Corp.*	101,263
4,422	Ultra Petroleum Corp.*	102,016
15,984	Valero Energy Corp.	386,014
2,919	Whiting Petroleum Corp.*	120,029
1,415	World Fuel Services Corp.	53,812
5,745	WPX Energy, Inc.*^	92,954

		30,748,262

Paper & Forest Products (0.3%):
1,045	Domtar Corp.	80,162
12,645	International Paper Co.	365,567
4,999	MeadWestvaco Corp.	143,721

		589,450

Personal Products (0.0%):
2,861	Avon Products, Inc.	46,377

Pharmaceuticals (6.8%):
2,365	Abbott Laboratories	152,472
4,493	Bristol-Myers Squibb Co.	161,523
18,841	Eli Lilly & Co.	808,467
1,258	Endo Health Solutions, Inc.*	38,973
7,682	Forest Laboratories, Inc.*	268,793

continued

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Pharmaceuticals, continued
4,776	Hospira, Inc.*	$167,065
61,537	Johnson & Johnson Co.^	4,157,440
87,937	Merck & Co., Inc.	3,671,370
1,004	Mylan, Inc.*	21,455
216,495	Pfizer, Inc.	4,979,385

		14,426,943

Professional Services (0.2%):
453	Dun & Bradstreet Corp.	32,240
348	Equifax, Inc.	16,217
2,318	Manpower, Inc.	84,955
2,641	Nielsen Holdings NV*	69,247
1,757	Towers Watson & Co., Class A	105,244
562	Verisk Analytics, Inc., Class A*	27,684

		335,587

Real Estate Investment Trusts (REITs) (4.1%):
1,795	Alexandria Real Estate Equities, Inc.	130,532
1,947	American Campus Communities, Inc.	87,576
8,673	American Capital Agency Corp.	291,500
28,178	Annaly Capital Management, Inc.	472,827
1,105	Apartment Investment & Management Co., Class A	29,868
2,757	Avalonbay Communities, Inc.	390,060
4,459	BioMed Realty Trust, Inc.	83,294
3,600	Boston Properties, Inc.	390,132
4,142	Brandywine Realty Trust	51,112
1,588	BRE Properties, Inc.	79,432
573	Camden Property Trust	38,775
4,298	CBL & Associates Properties, Inc.	83,983
29,700	Chimera Investment Corp.	70,092
2,421	CommonWealth REIT	46,289
2,083	Corporate Office Properties Trust	48,971
6,373	DDR Corp.	93,301
4,037	Douglas Emmett, Inc.	93,255
7,703	Duke Realty Corp.	112,772
209	Equity Lifestyle Properties, Inc.	14,415
8,005	Equity Residential Property Trust	499,192
1,115	Extra Space Storage, Inc.	34,119
397	Federal Realty Investment Trust	41,324
15,266	General Growth Properties, Inc.	276,162
2,828	Hatteras Financial Corp.	80,881
11,280	HCP, Inc.	498,012
6,182	Health Care REIT, Inc.	360,411
657	Home Properties, Inc.	40,313
3,572	Hospitality Properties Trust	88,478
20,792	Host Hotels & Resorts, Inc.	328,929
1,825	Kilroy Realty Corp.	88,348
11,765	Kimco Realty Corp.	223,888

Shares		Fair Value

Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
2,995	Liberty Property Trust	$110,336
3,834	Macerich Co. (The)	226,398
2,539	Mack-Cali Realty Corp.	73,809
10,324	MFA Financial, Inc.	81,456
67	Mid-America Apartment Communities, Inc.	4,572
3,095	National Retail Properties, Inc.	87,558
4,994	Piedmont Office Realty Trust, Inc., Class A	85,947
922	Post Properties, Inc.	45,132
13,311	ProLogis, Inc.	442,325
738	Rayonier, Inc.	33,136
3,857	Realty Income Corp.^	161,107
1,035	Regency Centers Corp.	49,235
2,463	Retail Properties of America, Inc., Class A	23,940
4,703	Senior Housing Properties Trust	104,971
1,394	Simon Property Group, Inc.	216,990
2,591	SL Green Realty Corp.	207,902
1,171	Taubman Centers, Inc.	90,354
7,153	UDR, Inc.	184,833
8,357	Ventas, Inc.	527,494
5,368	Vornado Realty Trust	450,805
3,504	Weingarten Realty Investors	92,295
10,566	Weyerhaeuser Co.	236,256

		8,705,094

Real Estate Management & Development (0.1%):
4,098	Forest City Enterprises, Inc., Class A*	59,831
794	Howard Hughes Corp. (The)*	48,942
1,266	Jones Lang LaSalle, Inc.	89,088
1,664	St. Joe Co. (The)*^	26,308

		224,169

Road & Rail (0.5%):
729	Con-way, Inc.	26,324
9,705	CSX Corp.	217,004
3,120	Hertz Global Holdings, Inc.*	39,936
700	Kansas City Southern Industries, Inc.	48,692
9,418	Norfolk Southern Corp.	675,930
1,482	Ryder System, Inc.	53,367

		1,061,253

Semiconductors & Semiconductor Equipment (1.8%):
7,894	Analog Devices, Inc.	297,367
37,057	Applied Materials, Inc.	424,673
11,744	Atmel Corp.*	78,685
417	Avago Technologies, Ltd.	14,970
6,055	Broadcom Corp., Class A	204,659
3,359	Cree, Inc.*^	86,226
1,817	Cypress Semiconductor Corp.	24,021

continued

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
3,680	Fairchild Semiconductor International, Inc.*	$51,888
84	Freescale Semiconductor Holdings I, Ltd.*^	861
37,382	Intel Corp.	996,230
4,839	KLA-Tencor Corp.	238,321
3,985	Lam Research Corp.*	150,394
13,586	Marvell Technology Group, Ltd.	153,250
4,225	Maxim Integrated Products, Inc.	108,329
28,617	Micron Technology, Inc.*	180,573
17,893	NVIDIA Corp.*	247,281
13,132	ON Semiconductor Corp.*	93,237
6,707	PMC-Sierra, Inc.*	41,181
117	Silicon Laboratories, Inc.*	4,434
599	Skyworks Solutions, Inc.*	16,395
4,744	Teradyne, Inc.*	66,701
10,852	Texas Instruments, Inc.	311,344

		3,791,020

Software (0.6%):
12,246	Activision Blizzard, Inc.	146,830
6,126	Adobe Systems, Inc.*	198,299
9,674	CA, Inc.	262,069
5,967	Compuware Corp.*	55,433
9,192	Electronic Arts, Inc.*	113,521
2,552	Rovi Corp.*	50,070
19,652	Symantec Corp.*	287,116
3,903	Synopsys, Inc.*	114,865

		1,228,203

Specialty Retail (1.0%):
528	Aaron’s, Inc.	14,948
2,454	Abercrombie & Fitch Co., Class A^	83,780
1,269	American Eagle Outfitters, Inc.	25,037
473	AutoNation, Inc.*^	16,687
7,786	Best Buy Co., Inc.	163,195
5,397	CarMax, Inc.*	139,998
1,445	Chico’s FAS, Inc.	21,444
59	DSW, Inc., Class A	3,210
3,487	Foot Locker, Inc.	106,632
3,816	GameStop Corp., Class A^	70,062
1,874	Guess?, Inc.	56,913
30,122	Lowe’s Cos., Inc.	856,670
287	Sally Beauty Holdings, Inc.*	7,387
2,461	Signet Jewelers, Ltd.	108,309
19,925	Staples, Inc.	260,021
587	Tiffany & Co.	31,082
1,122	Williams-Sonoma, Inc.	39,236

		2,004,611

Shares or Principal Amount		Fair Value

Common Stocks, continued
Textiles, Apparel & Luxury Goods (0.0%):
422	Deckers Outdoor Corp.*^	$18,572
157	PVH Corp.	12,213

		30,785

Thrifts & Mortgage Finance (0.2%):
994	BankUnited, Inc.	23,439
4,742	Capitol Federal Financial, Inc.	56,335
15,274	Hudson City Bancorp, Inc.	97,295
12,696	New York Community Bancorp, Inc.^	159,081
8,057	People’s United Financial, Inc.	93,542
2,322	TFS Financial Corp.*	22,175
3,090	Washington Federal, Inc.	52,190

		504,057

Tobacco (0.5%):
13,178	Altria Group, Inc.	455,300
3,994	Philip Morris International, Inc.	348,517
6,320	Reynolds American, Inc.	283,578

		1,087,395

Trading Companies & Distributors (0.1%):
1,950	Air Lease Corp.*^	37,810
1,354	GATX Corp.	52,129
256	MRC Global, Inc.*	5,448
1,261	WESCO International, Inc.*	72,571

		167,958

Water Utilities (0.1%):
5,095	American Water Works Co., Inc.	174,657
3,567	Aqua America, Inc.	89,032

		263,689

Wireless Telecommunication Services (0.2%):
10,155	Clearwire Corp., Class A*	11,374
8,784	MetroPCS Communications, Inc.*	53,143
4,968	NII Holdings, Inc.*	50,823
86,702	Sprint Nextel Corp.*	282,648
2,746	Telephone and Data Systems, Inc.	58,462
396	United States Cellular Corp.*	15,294

		471,744

Total Common Stocks (Cost $192,709,733)		202,668,338

Securities Held as Collateral for Securities on Loan (3.4%):
$7,214,331	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	7,214,331

Total Securities Held as Collateral for Securities on Loan (Cost $7,214,331)		7,214,331

continued

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Unaffiliated Investment Company (3.5%):
7,434,761	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(b)	$7,434,761

Total Unaffiliated Investment Company (Cost $7,434,761)		7,434,761

Total Investment Securities (Cost $207,358,825)(c) — 103.0%		217,317,430
Net other assets (liabilities) — (3.0)%		(6,289,170)

Net Assets — 100.0%		$211,028,260

Percentages indicated are based on net assets as of June 30, 2012.

*	Non-income producing security

+	Affiliated securities
^	This security or a partial position of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $7,169,454.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2012.

(b)	The rate represents the effective yield at June 30, 2012.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $462,000 has been segregated to cover margin requirements for the following open contracts of June 30, 2012:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/24/2012	124	$8,409,680	$338,703

See accompanying notes to the financial statements.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$206,979,545
Investments in affiliates, at cost	379,280

Total investment securities, at cost	$207,358,825

Investments in non-affiliates, at value*	$216,843,404
Investments in affiliates, at value	474,026

Total investment securities, at value	217,317,430
Cash	4,220
Segregated cash for collateral	462,000
Interest and dividends receivable	337,171
Receivable for capital shares issued	70,219
Receivable for investments sold	47,094
Reclaims receivable	263
Receivable for variation margin on futures contracts	210,800
Prepaid expenses	803

Total Assets	218,450,000

Liabilities:
Payable for investments purchased	14,108
Payable for capital shares redeemed	37,647
Payable for collateral received on loaned securities	7,214,331
Payable for variation margin on futures contracts	3
Manager fees payable	73,062
Administration fees payable	7,258
Distribution fees payable	41,512
Custodian fees payable	7,496
Administrative and compliance services fees payable	2,059
Other accrued liabilities	24,264

Total Liabilities	7,421,740

Net Assets	$211,028,260

Net Assets Consist of:
Capital	$189,077,411
Accumulated net investment income/(loss)	4,625,481
Accumulated net realized gains/(losses) from investment transactions	7,028,060
Net unrealized appreciation/(depreciation) on investments	10,297,308

Net Assets	$211,028,260

Shares of beneficial interest (unlimited number of shares authorized, no par value)	18,808,932
Net Asset Value (offering and redemption price per share)	$11.22

*	Includes securities on loan of $7,169,454.

Statement of Operations

For the Six Months Ended June 30, 2012

(Unaudited)

Investment Income:
Dividends	$2,586,398
Dividends from affiliated securities	5,467
Income from securities lending	21,140
Foreign withholding tax	(1,407)

Total Investment Income	2,611,598

Expenses:
Manager fees	442,922
Administration fees	43,264
Distribution fees	251,660
Custodian fees	15,561
Administrative and compliance services fees	3,130
Trustee fees	6,822
Professional fees	7,444
Shareholder reports	2,098
Other expenses	23,081

Total expenses	795,982

Net Investment Income/(Loss)	1,815,616

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	5,605,047
Net realized gains/(losses) on futures contracts	155,488
Change in unrealized appreciation/depreciation on investments	7,770,286

Net Realized/Unrealized Gains/(Losses) on Investments	13,530,821

Change in Net Assets Resulting From Operations	$15,346,437

See accompanying notes to the financial statements.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Statements of Changes in Net Assets

	AZL Russell 1000 Value Index Fund
	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$1,815,616	$2,759,994
Net realized gains/(losses) on investment transactions	5,760,535	4,569,714
Change in unrealized appreciation/depreciation on investments	7,770,286	(8,002,760)

Change in net assets resulting from operations	15,346,437	(673,052)

Dividends to Shareholders:
From net investment income	—	(1,628,385)

Change in net assets resulting from dividends to shareholders	—	(1,628,385)

Capital Transactions:
Proceeds from shares issued	19,680,104	40,796,182
Proceeds from dividends reinvested	—	1,628,385
Value of shares redeemed	(6,512,926)	(26,683,013)

Change in net assets resulting from capital transactions	13,167,178	15,741,554

Change in net assets	28,513,615	13,440,117
Net Assets:
Beginning of period	182,514,645	169,074,528

End of period	$211,028,260	$182,514,645

Accumulated net investment income/(loss)	$4,625,481	$2,809,865

Share Transactions:
Shares issued	1,788,359	3,880,297
Dividends reinvested	—	168,920
Shares redeemed	(595,495)	(2,547,300)

Change in shares	1,192,864	1,501,917

See accompanying notes to the financial statements.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011	April 30, 2010 to December 31, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.36		$10.49	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.09		0.16	0.10
Net Realized and Unrealized Gains/(Losses) on Investments	0.77		(0.19)	0.39

Total from Investment Activities	0.86		(0.03)	0.49

Dividends to Shareholders From:
Net Investment Income	—		(0.10)	—

Total Dividends	—		(0.10)	—

Net Asset Value, End of Period	$11.22		$10.36	$10.49

Total Return(b)	8.30	%(c)	(0.25)%	4.90	%(c)
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$211,028		$182,515	$169,075
Net Investment Income/(Loss)(d)	1.82%		1.59%	1.68%
Expenses Before Reductions(d) (e)	0.78%		0.79%	0.84%
Expenses Net of Reductions(d)	0.78%		0.79%	0.84%
Portfolio Turnover Rate	16	%(c)	20%	25	%(c)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Russell 1000 Value Index Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2012 are presented on the Fund’s Schedule of Portfolio Investments (“Schedule”). The average outstanding amount of securities on loan was $6.8 million for the period ended June 30, 2012.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $2,080 during the period ended June 30, 2012. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Fund may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2012, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2012, the Fund used futures contracts to provide equity exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $8.1 million as of June 30, 2012. The monthly average notional amount for these contracts was $5.5 for the period ended June 30, 2012.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair value of derivative instruments as of June 30, 2012:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*
Equity Contracts	Receivable for variation margin on futures contracts	$338,703	Payable for variation margin on futures contracts	$—

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2012:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Equity Contracts	Net realized gains/(losses) on futures contracts/ change in unrealized appreciation/depreciation on investments	$155,488	$312,566

New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and BlackRock Investment Management LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2013.

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Russell 1000 Value Index Fund	0.44%	0.84%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2012, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2012, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $1,175 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting and a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$202,668,338	$—	$—	$202,668,338
Securities Held as Collateral for Securities on Loan	—	7,214,331	—	7,214,331
Unaffiliated Investment Company	7,434,761	—	—	7,434,761

Total Investment Securities	$210,103,099	$7,214,331	$—	$217,317,430

Other Financial Instruments:*
Futures Contracts	338,703	—	—	338,703

Total Investments	$210,441,802	$7,214,331	$—	$217,656,133

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts, forward contracts and options contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Russell 1000 Value Index	$42,652,668	$32,434,665

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $207,773,293. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$22,148,345
Unrealized depreciation	(12,604,208)

Net unrealized appreciation	$9,544,137

During the year ended December 31, 2011, the Fund utilized $2,890,569 in capital loss carry forwards (“CLCFs”) to offset capital gains.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2011 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Russell 1000 Value Index Fund	$1,628,385	$—	$1,628,385

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

As of the latest tax year end December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Russell 1000 Value Index Fund	$2,809,865	$1,696,961	$2,097,586	$6,604,412

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2012.

7.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

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ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

23

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL® S&P 500 Index Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL S&P 500 Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL S&P 500 Index Fund Class 1	$1,000.00	$1,093.00	$1.35	0.26%
AZL S&P 500 Index Fund Class 2	$1,000.00	$1,092.30	$2.65	0.51%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1-1-12	Ending Account Value 6-30-12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL S&P 500 Index Fund Class 1	$1,000.00	$1,023.57	$1.31	0.26%
AZL S&P 500 Index Fund Class 2	$1,000.00	$1,022.33	$2.56	0.51%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

Portfolio Composition

(Unaudited)

Investments	Percent of net assets+
Information Technology	19.3%
Financials	14.0
Health Care	11.6
Consumer Staples	11.0
Consumer Discretionary	10.6
Energy	10.5
Industrials	10.2
Utilities	3.6
Materials	3.3
Telecommunication Services	3.1
Unaffiliated Investment Company	2.7
Securities Held as Collateral for Securities on Loan	2.0

Total	101.9%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks (97.2%):
Aerospace & Defense (2.5%):
54,068	Boeing Co. (The)	$4,017,252
26,028	General Dynamics Corp.	1,716,807
9,089	Goodrich Corp.	1,153,394
56,243	Honeywell International, Inc.	3,140,609
7,032	L-3 Communications Holdings, Inc.	520,438
19,214	Lockheed Martin Corp.	1,673,155
18,153	Northrop Grumman Corp.	1,157,980
10,489	Precision Castparts Corp.	1,725,336
24,062	Raytheon Co.	1,361,669
10,469	Rockwell Collins, Inc.	516,645
20,283	Textron, Inc.	504,438
65,784	United Technologies Corp.	4,968,666

		22,456,389

Air Freight & Logistics (1.0%):
11,780	C.H. Robinson Worldwide, Inc.	689,483
15,329	Expeditors International of Washington, Inc.	593,999
22,764	FedEx Corp.	2,085,410
69,259	United Parcel Service, Inc., Class B	5,454,839

		8,823,731

Airlines (0.1%):
54,903	Southwest Airlines Co.	506,206

Auto Components (0.2%):
8,298	BorgWarner, Inc.*	544,266
17,857	Goodyear Tire & Rubber Co.*	210,891
49,095	Johnson Controls, Inc.	1,360,422

		2,115,579

Automobiles (0.4%):
275,469	Ford Motor Co.	2,641,748
16,710	Harley-Davidson, Inc.	764,148

		3,405,896

Beverages (2.7%):
11,374	Beam, Inc.	710,761
7,175	Brown-Forman Corp., Class B	694,899
162,843	Coca-Cola Co. (The)	12,732,694
21,717	Coca-Cola Enterprises, Inc.	608,945
11,725	Constellation Brands, Inc., Class A*	317,278
15,300	Dr Pepper Snapple Group, Inc.	669,375
11,416	Molson Coors Brewing Co., Class B	475,020
11,056	Monster Beverage Corp.*	787,187
112,892	PepsiCo, Inc.	7,976,949

		24,973,108

Biotechnology (1.4%):
13,865	Alexion Pharmaceuticals, Inc.*	1,376,794
56,138	Amgen, Inc.	4,100,320

Shares		Fair Value

Common Stocks, continued
Biotechnology, continued
17,292	Biogen Idec, Inc.*	$2,496,619
31,795	Celgene Corp.*	2,039,967
54,664	Gilead Sciences, Inc.*	2,803,170

		12,816,870

Building Products (0.0%):
25,378	Masco Corp.	351,993

Capital Markets (1.8%):
15,765	Ameriprise Financial, Inc.	823,879
86,094	Bank of New York Mellon Corp. (The)	1,889,763
9,250	BlackRock, Inc.+	1,570,835
78,097	Charles Schwab Corp. (The)	1,009,794
17,790	E*TRADE Financial Corp.*	143,032
6,895	Federated Investors, Inc.^	150,656
10,251	Franklin Resources, Inc.	1,137,758
35,505	Goldman Sachs Group, Inc. (The)	3,403,509
32,348	Invesco, Ltd.	731,065
8,899	Legg Mason, Inc.	234,667
109,918	Morgan Stanley	1,603,704
17,404	Northern Trust Corp.	800,932
35,266	State Street Corp.	1,574,274
18,412	T. Rowe Price Group, Inc.	1,159,219

		16,233,087

Chemicals (2.3%):
15,261	Air Products & Chemicals, Inc.	1,232,021
5,002	Airgas, Inc.	420,218
4,738	CF Industries Holdings, Inc.	917,940
86,283	Dow Chemical Co. (The)	2,717,914
67,637	E.I. du Pont de Nemours & Co.	3,420,403
9,955	Eastman Chemical Co.	501,433
21,090	Ecolab, Inc.	1,445,298
9,899	FMC Corp.	529,399
5,929	International Flavor & Fragrances, Inc.	324,909
38,504	Monsanto Co.	3,187,361
21,496	Mosaic Co. (The)	1,177,121
10,992	PPG Industries, Inc.	1,166,471
21,560	Praxair, Inc.	2,344,219
6,220	Sherwin Williams Co.	823,217
8,725	Sigma Aldrich Corp.	645,039

		20,852,963

Commercial Banks (2.9%):
50,426	BB&T Corp.	1,555,642
14,038	Comerica, Inc.	431,107
66,403	Fifth Third Bancorp	889,800
17,682	First Horizon National Corp.	152,949
63,042	Huntington Bancshares, Inc.	403,469
69,100	KeyCorp	534,834
9,134	M&T Bank Corp.	754,194

continued

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Commercial Banks, continued
38,168	PNC Financial Services Group, Inc.	$2,332,447
102,003	Regions Financial Corp.	688,520
38,841	SunTrust Banks, Inc.	941,118
136,727	U.S. Bancorp	4,397,140
383,578	Wells Fargo & Co.	12,826,848
13,078	Zions Bancorp^	253,975

		26,162,043

Commercial Services & Supplies (0.4%):
0	Acco Brands Corp.*	1
7,481	Avery Dennison Corp.	204,531
7,832	Cintas Corp.	302,393
12,457	Iron Mountain, Inc.	410,583
14,267	Pitney Bowes, Inc.^	213,577
13,435	R.R. Donnelley & Sons Co.^	158,130
22,736	Republic Services, Inc.	601,595
6,141	Stericycle, Inc.*	562,945
33,393	Waste Management, Inc.	1,115,326

		3,569,081

Communications Equipment (1.8%):
386,675	Cisco Systems, Inc.‡	6,639,210
5,730	F5 Networks, Inc.*	570,479
8,132	Harris Corp.	340,324
16,747	JDS Uniphase Corp.*	184,217
38,216	Juniper Networks, Inc.*	623,303
21,116	Motorola Solutions, Inc.	1,015,891
112	Nortel Networks Corp.*	1
123,742	QUALCOMM, Inc.	6,889,954

		16,263,379

Computers & Peripherals (5.5%):
67,497	Apple, Inc.*	39,418,248
107,314	Dell, Inc.*	1,343,571
151,561	EMC Corp.*	3,884,508
142,727	Hewlett-Packard Co.	2,870,240
5,196	Lexmark International, Inc.	138,110
26,191	NetApp, Inc.*	833,398
17,585	SanDisk Corp.*	641,501
27,298	Seagate Technology plc	634,951
16,950	Western Digital Corp.*	516,636

		50,281,163

Construction & Engineering (0.1%):
12,221	Fluor Corp.	602,984
9,410	Jacobs Engineering Group, Inc.*	356,263
15,460	Quanta Services, Inc.*	372,122

		1,331,369

Construction Materials (0.0%):
9,484	Vulcan Materials Co.	376,610

Shares		Fair Value

Common Stocks, continued
Consumer Finance (0.9%):
72,296	American Express Co.	$4,208,350
41,890	Capital One Financial Corp.	2,289,707
38,276	Discover Financial Services	1,323,584
35,208	SLM Corp.	553,118

		8,374,759

Containers & Packaging (0.1%):
11,334	Ball Corp.	465,261
7,440	Bemis Co., Inc.	233,170
11,676	Owens-Illinois, Inc.*	223,829
13,846	Sealed Air Corp.	213,782

		1,136,042

Distributors (0.1%):
11,252	Genuine Parts Co.	677,933

Diversified Consumer Services (0.1%):
7,751	Apollo Group, Inc., Class A*	280,509
4,083	DeVry, Inc.	126,450
21,463	H&R Block, Inc.	342,979

		749,938

Diversified Financial Services (2.8%):
777,891	Bank of America Corp.	6,363,148
211,651	Citigroup, Inc.	5,801,354
4,798	CME Group, Inc.	1,286,392
5,251	IntercontinentalExchange, Inc.*	714,031
274,778	JPMorgan Chase & Co.	9,817,818
14,071	Leucadia National Corp.	299,290
14,269	Moody’s Corp.	521,532
8,688	NASDAQ OMX Group, Inc. (The)	196,957
18,349	NYSE Euronext	469,368

		25,469,890

Diversified Telecommunication Services (2.9%):
423,214	AT&T, Inc.	15,091,811
44,840	CenturyLink, Inc.	1,770,732
70,706	Frontier Communications Corp.^	270,804
205,076	Verizon Communications, Inc.	9,113,578
42,714	Windstream Corp.^	412,617

		26,659,542

Electric Utilities (2.0%):
34,957	American Electric Power Co., Inc.	1,394,784
96,584	Duke Energy Corp.	2,227,227
23,516	Edison International	1,086,439
12,786	Entergy Corp.	868,042
61,527	Exelon Corp.	2,314,646
30,186	FirstEnergy Corp.	1,484,849
30,105	NextEra Energy, Inc.	2,071,525
22,634	Northeast Utilities	878,426

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Electric Utilities, continued
16,685	Pepco Holdings, Inc.	$326,526
7,956	Pinnacle West Capital Corp.	411,643
41,863	PPL Corp.	1,164,210
21,366	Progress Energy, Inc.	1,285,592
62,703	Southern Co. (The)	2,903,149

		18,417,058

Electrical Equipment (0.5%):
11,481	Cooper Industries plc, A Shares	782,775
52,952	Emerson Electric Co.	2,466,504
10,301	Rockwell Automation, Inc.	680,484
7,032	Roper Industries, Inc.	693,214

		4,622,977

Electronic Equipment, Instruments & Components (0.4%):
11,604	Amphenol Corp., Class A	637,292
109,536	Corning, Inc.	1,416,300
11,093	FLIR Systems, Inc.^	216,313
13,094	Jabil Circuit, Inc.	266,201
9,815	Molex, Inc.^	234,971
30,860	TE Connectivity, Ltd.	984,743

		3,755,820

Energy Equipment & Services (1.6%):
31,648	Baker Hughes, Inc.	1,300,733
17,776	Cameron International Corp.*	759,213
4,938	Diamond Offshore Drilling, Inc.	291,984
17,256	FMC Technologies, Inc.*	676,953
66,622	Halliburton Co.	1,891,398
7,857	Helmerich & Payne, Inc.	341,622
21,294	Nabors Industries, Ltd.*	306,634
30,764	National-Oilwell Varco, Inc.	1,982,432
18,241	Noble Corp.	593,380
8,829	Rowan Cos. plc, Class A*	285,441
96,260	Schlumberger, Ltd.	6,248,237

		14,678,027

Food & Staples Retailing (2.3%):
31,207	Costco Wholesale Corp.	2,964,665
92,505	CVS Caremark Corp.	4,322,759
40,493	Kroger Co. (The)	939,033
17,353	Safeway, Inc.^	314,957
42,278	Sysco Corp.	1,260,307
124,560	Wal-Mart Stores, Inc.	8,684,323
62,392	Walgreen Co.	1,845,555
11,792	Whole Foods Market, Inc.	1,124,013

		21,455,612

Food Products (1.7%):
47,531	Archer-Daniels-Midland Co.	1,403,115
12,679	Campbell Soup Co.	423,225
29,977	ConAgra Foods, Inc.	777,304
13,311	Dean Foods Co.*	226,686
46,722	General Mills, Inc.	1,800,666

Shares		Fair Value

Common Stocks, continued
Food Products, continued
23,089	H.J. Heinz Co.	$1,255,580
11,042	Hershey Co.	795,355
9,928	Hormel Foods Corp.	302,010
8,186	J.M. Smucker Co. (The)	618,207
17,802	Kellogg Co.	878,173
127,979	Kraft Foods, Inc., Class A	4,942,549
9,630	McCormick & Co.	584,059
14,716	Mead Johnson Nutrition Co.	1,184,785
20,705	Tyson Foods, Inc., Class A	389,875

		15,581,589

Gas Utilities (0.1%):
8,579	AGL Resources, Inc.	332,436
15,001	ONEOK, Inc.	634,693

		967,129

Health Care Equipment & Supplies (1.7%):
39,744	Baxter International, Inc.	2,112,394
14,632	Becton, Dickinson & Co.	1,093,742
103,109	Boston Scientific Corp.*	584,628
6,073	C.R. Bard, Inc.	652,483
15,965	CareFusion Corp.*	409,981
34,811	Covidien plc	1,862,389
10,359	DENTSPLY International, Inc.	391,674
8,280	Edwards Lifesciences Corp.*	855,324
2,866	Intuitive Surgical, Inc.*	1,587,162
75,111	Medtronic, Inc.	2,909,049
22,653	St. Jude Medical, Inc.	904,081
23,371	Stryker Corp.	1,287,742
8,027	Varian Medical Systems, Inc.*	487,801
12,656	Zimmer Holdings, Inc.	814,540

		15,952,990

Health Care Providers & Services (2.0%):
25,137	Aetna, Inc.	974,562
18,104	AmerisourceBergen Corp.	712,392
24,978	Cardinal Health, Inc.	1,049,076
20,810	CIGNA Corp.	915,640
10,163	Coventry Health Care, Inc.	323,082
6,786	DaVita, Inc.*	666,453
58,141	Express Scripts Holding Co.*	3,246,012
11,784	Humana, Inc.	912,553
7,023	Laboratory Corp. of America Holdings*	650,400
16,992	McKesson, Inc.	1,593,000
6,397	Patterson Companies, Inc.	220,505
11,450	Quest Diagnostics, Inc.	685,855
30,701	Tenet Healthcare Corp.*	160,873
74,886	UnitedHealth Group, Inc.	4,380,831
23,932	WellPoint, Inc.	1,526,622

		18,017,856

Health Care Technology (0.1%):
10,580	Cerner Corp.*	874,543

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Hotels, Restaurants & Leisure (1.9%):
32,707	Carnival Corp.	$1,120,869
2,289	Chipotle Mexican Grill, Inc.*	869,705
9,327	Darden Restaurants, Inc.	472,226
21,130	International Game Technology	332,797
18,976	Marriott International, Inc., Class A	743,859
73,356	McDonald’s Corp.	6,494,207
54,750	Starbucks Corp.	2,919,270
14,265	Starwood Hotels & Resorts Worldwide, Inc.	756,616
10,567	Wyndham Worldwide Corp.	557,304
5,743	Wynn Resorts, Ltd.	595,664
33,243	Yum! Brands, Inc.	2,141,514

		17,004,031

Household Durables (0.2%):
20,469	D.R. Horton, Inc.	376,220
5,009	Harman International Industries, Inc.	198,356
10,171	Leggett & Platt, Inc.	214,913
11,651	Lennar Corp.^	360,133
21,033	Newell Rubbermaid, Inc.	381,539
23,965	PulteGroup, Inc.*	256,426
5,614	Whirlpool Corp.	343,352

		2,130,939

Household Products (2.1%):
9,387	Clorox Co. (The)	680,182
34,449	Colgate-Palmolive Co.	3,586,141
28,304	Kimberly-Clark Corp.	2,371,026
197,791	Procter & Gamble Co. (The)	12,114,699

		18,752,048

Independent Power Producers & Energy Traders (0.1%):
46,525	AES Corp. (The)*	596,916
16,430	NRG Energy, Inc.*	285,225

		882,141

Industrial Conglomerates (2.7%):
50,086	3M Co.	4,487,706
41,503	Danaher Corp.	2,161,476
764,810	General Electric Co.	15,938,640
33,409	Tyco International, Ltd.	1,765,666

		24,353,488

Insurance (3.5%):
24,447	ACE, Ltd.	1,812,256
33,752	AFLAC, Inc.	1,437,498
35,405	Allstate Corp. (The)	1,242,361
46,159	American International Group, Inc.*	1,481,242
23,560	Aon plc	1,102,137
6,333	Assurant, Inc.	220,642
126,941	Berkshire Hathaway, Inc., Class B*	10,577,994

Shares		Fair Value

Common Stocks, continued
Insurance, continued
19,485	Chubb Corp. (The)	$1,418,898
11,804	Cincinnati Financial Corp.	449,378
35,150	Genworth Financial, Inc.*	198,949
31,873	Hartford Financial Services Group, Inc. (The)	561,921
20,695	Lincoln National Corp.	452,600
22,053	Loews Corp.	902,188
39,380	Marsh & McLennan Cos., Inc.	1,269,217
76,657	MetLife, Inc.	2,364,869
21,817	Principal Financial Group, Inc.	572,260
44,004	Progressive Corp. (The)	916,603
33,852	Prudential Financial, Inc.	1,639,452
6,940	Torchmark Corp.	350,817
28,093	Travelers Cos., Inc. (The)	1,793,457
20,644	UnumProvident Corp.	394,920
22,424	XL Group plc	471,801

		31,631,460

Internet & Catalog Retail (1.0%):
26,017	Amazon.com, Inc.*	5,940,982
6,513	Expedia, Inc.	313,080
3,937	Netflix, Inc.*^	269,566
3,595	Priceline.com, Inc.*	2,388,949
6,821	TripAdvisor, Inc.*	304,831

		9,217,408

Internet Software & Services (1.8%):
12,969	Akamai Technologies, Inc.*	411,766
82,950	eBay, Inc.*	3,484,730
18,357	Google, Inc., Class A*	10,648,345
11,332	VeriSign, Inc.*	493,735
87,962	Yahoo!, Inc.*	1,392,438

		16,431,014

IT Services (3.8%):
46,517	Accenture plc, Class A	2,795,206
35,302	Automatic Data Processing, Inc.	1,964,909
21,978	Cognizant Technology Solutions Corp., Class A*	1,318,680
11,014	Computer Sciences Corp.	273,367
17,233	Fidelity National Information Services, Inc.	587,301
9,846	Fiserv, Inc.*	711,078
83,263	International Business Machines Corp.	16,284,577
7,663	MasterCard, Inc., Class A	3,295,933
23,287	Paychex, Inc.	731,445
19,705	SAIC, Inc.	238,825
12,176	Teradata Corp.*	876,794
11,478	Total System Services, Inc.	274,669
35,944	Visa, Inc., Class A	4,443,757
44,072	Western Union Co.	742,172

		34,538,713

continued

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Leisure Equipment & Products (0.1%):
8,305	Hasbro, Inc.^	$281,291
24,580	Mattel, Inc.	797,375

		1,078,666

Life Sciences Tools & Services (0.4%):
25,081	Agilent Technologies, Inc.	984,178
12,908	Life Technologies Corp.*	580,731
8,071	PerkinElmer, Inc.	208,232
26,511	Thermo Fisher Scientific, Inc.	1,376,186
6,453	Waters Corp.*	512,820

		3,662,147

Machinery (1.8%):
47,088	Caterpillar, Inc.	3,998,242
13,872	Cummins, Inc.	1,344,336
28,709	Deere & Co.	2,321,697
13,254	Dover Corp.	710,547
24,372	Eaton Corp.	965,862
3,970	Flowserve Corp.^	455,557
34,376	Illinois Tool Works, Inc.	1,818,147
21,560	Ingersoll-Rand plc	909,401
7,701	Joy Global, Inc.	436,878
25,744	PACCAR, Inc.	1,008,907
8,388	Pall Corp.	459,746
10,902	Parker Hannifin Corp.	838,146
4,185	Snap-On, Inc.	260,516
12,334	Stanley Black & Decker, Inc.	793,816
13,518	Xylem, Inc.	340,248

		16,662,046

Media (3.3%):
15,578	Cablevision Systems Corp., Class A	207,032
46,781	CBS Corp., Class B	1,533,481
194,617	Comcast Corp., Class A	6,221,905
47,281	DIRECTV Group, Inc. (The), Class A*	2,308,258
18,367	Discovery Communications, Inc., Class A*	991,818
16,652	Gannett Co., Inc.	245,284
31,687	Interpublic Group of Cos., Inc. (The)	343,804
20,187	McGraw-Hill Cos., Inc. (The)	908,415
152,077	News Corp., Class A	3,389,796
19,677	Omnicom Group, Inc.	956,302
6,691	Scripps Networks Interactive, Class A	380,450
22,556	Time Warner Cable, Inc.	1,851,848
69,287	Time Warner, Inc.	2,667,550
38,100	Viacom, Inc., Class B	1,791,462
129,017	Walt Disney Co. (The)	6,257,325

Shares		Fair Value

Common Stocks, continued
Media, continued
354	Washington Post Co. (The), Class B^	$132,332

		30,187,062

Metals & Mining (0.7%):
76,983	Alcoa, Inc.	673,601
7,578	Allegheny Technologies, Inc.	241,662
10,302	Cliffs Natural Resources, Inc.	507,786
68,507	Freeport-McMoRan Copper & Gold, Inc.	2,334,033
35,768	Newmont Mining Corp.	1,735,106
22,882	Nucor Corp.	867,228
5,958	Titanium Metals Corp.	67,385
10,260	United States Steel Corp.^	211,356

		6,638,157

Multi-Utilities (1.4%):
17,541	Ameren Corp.	588,325
30,837	CenterPoint Energy, Inc.	637,401
18,784	CMS Energy Corp.	441,424
21,141	Consolidated Edison, Inc.	1,314,759
41,251	Dominion Resources, Inc.	2,227,554
12,278	DTE Energy Co.	728,454
5,568	Integrys Energy Group, Inc.	316,652
20,501	NiSource, Inc.	507,400
30,482	PG&E Corp.	1,379,920
36,513	Public Service Enterprise Group, Inc.	1,186,673
8,504	SCANA Corp.	406,831
17,316	Sempra Energy	1,192,726
15,502	TECO Energy, Inc.	279,966
16,632	Wisconsin Energy Corp.	658,128
35,145	Xcel Energy, Inc.	998,469

		12,864,682

Multiline Retail (0.8%):
4,598	Big Lots, Inc.*	187,553
16,744	Dollar Tree, Inc.*	900,827
8,367	Family Dollar Stores, Inc.	556,238
10,723	J.C. Penney Co., Inc.^	249,953
17,309	Kohl’s Corp.	787,386
29,819	Macy’s, Inc.	1,024,283
11,568	Nordstrom, Inc.	574,814
2,780	Sears Holdings Corp.*^	165,966
47,722	Target Corp.	2,776,943

		7,223,963

Office Electronics (0.1%):
97,268	Xerox Corp.	765,499

Oil, Gas & Consumable Fuels (8.9%):
15,843	Alpha Natural Resources, Inc.*	137,993
36,059	Anadarko Petroleum Corp.	2,387,106
28,211	Apache Corp.	2,479,465

continued

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
15,216	Cabot Oil & Gas Corp.	$599,510
47,803	Chesapeake Energy Corp.^	889,136
142,432	Chevron Corp.	15,026,576
91,279	ConocoPhillips	5,100,670
16,507	Consol Energy, Inc.	499,172
28,429	Denbury Resources, Inc.*	429,562
29,189	Devon Energy Corp.	1,692,670
19,459	EOG Resources, Inc.	1,753,450
10,840	EQT Corp.	581,349
337,545	Exxon Mobil Corp.	28,883,726
21,944	Hess Corp.	953,467
36,448	Kinder Morgan, Inc.	1,174,355
50,907	Marathon Oil Corp.	1,301,692
24,595	Marathon Petroleum Corp.	1,104,807
14,013	Murphy Oil Corp.	704,714
9,783	Newfield Exploration Co.*	286,740
12,832	Noble Energy, Inc.	1,088,410
58,545	Occidental Petroleum Corp.	5,021,405
19,776	Peabody Energy Corp.	484,907
45,135	Phillips 66*	1,500,287
8,879	Pioneer Natural Resources Co.	783,217
12,998	QEP Resources, Inc.	389,550
11,705	Range Resources Corp.	724,188
25,186	Southwestern Energy Co.*	804,189
47,112	Spectra Energy Corp.	1,369,075
7,587	Sunoco, Inc.	360,382
10,228	Tesoro Corp.*	255,291
39,902	Valero Energy Corp.	963,633
45,158	Williams Cos., Inc. (The)	1,301,454
14,203	WPX Energy, Inc.*	229,805

		81,261,953

Paper & Forest Products (0.1%):
31,546	International Paper Co.	911,995
12,506	MeadWestvaco Corp.	359,547

		1,271,542

Personal Products (0.2%):
31,258	Avon Products, Inc.	506,692
16,273	Estee Lauder Co., Inc. (The), Class A	880,695

		1,387,387

Pharmaceuticals (6.0%):
113,573	Abbott Laboratories	7,322,051
22,198	Allergan, Inc.	2,054,869
121,921	Bristol-Myers Squibb Co.	4,383,060
73,709	Eli Lilly & Co.	3,162,853
19,174	Forest Laboratories, Inc.*	670,898
12,013	Hospira, Inc.*	420,215
198,244	Johnson & Johnson Co.^	13,393,365
219,550	Merck & Co., Inc.	9,166,212
30,935	Mylan, Inc.*	661,081

Shares		Fair Value

Common Stocks, continued
Pharmaceuticals, continued
6,743	Perrigo Co.	$795,202
540,521	Pfizer, Inc.	12,431,983
9,195	Watson Pharmaceuticals, Inc.*	680,338

		55,142,127

Professional Services (0.1%):
3,487	Dun & Bradstreet Corp.	248,170
8,731	Equifax, Inc.	406,864
10,168	Robert Half International, Inc.	290,500

		945,534

Real Estate Investment Trusts (REITs) (2.1%):
28,481	American Tower Corp.	1,991,107
9,384	Apartment Investment & Management Co., Class A	253,649
6,882	Avalonbay Communities, Inc.	973,665
10,813	Boston Properties, Inc.	1,171,805
21,699	Equity Residential Property Trust	1,353,150
30,279	HCP, Inc.	1,336,818
15,432	Health Care REIT, Inc.	899,686
51,847	Host Hotels & Resorts, Inc.	820,220
29,465	Kimco Realty Corp.	560,719
11,735	Plum Creek Timber Co., Inc.	465,879
33,229	ProLogis, Inc.	1,104,200
10,274	Public Storage, Inc.	1,483,668
21,878	Simon Property Group, Inc.	3,405,529
20,861	Ventas, Inc.	1,316,746
13,399	Vornado Realty Trust	1,125,248
38,789	Weyerhaeuser Co.	867,322

		19,129,411

Real Estate Management & Development (0.0%):
23,927	CBRE Group, Inc.*	391,446

Road & Rail (0.8%):
75,229	CSX Corp.	1,682,121
23,459	Norfolk Southern Corp.	1,683,652
3,816	Ryder System, Inc.	137,414
34,375	Union Pacific Corp.	4,101,281

		7,604,468

Semiconductors & Semiconductor Equipment (2.2%):
41,669	Advanced Micro Devices, Inc.*	238,763
23,285	Altera Corp.	787,964
21,531	Analog Devices, Inc.	811,073
92,664	Applied Materials, Inc.	1,061,929
35,792	Broadcom Corp., Class A	1,209,770
4,580	First Solar, Inc.*^	68,975
363,155	Intel Corp.	9,678,081
12,076	KLA-Tencor Corp.	594,743
14,538	Lam Research Corp.*	548,664
16,613	Linear Technology Corp.	520,485
40,891	LSI Corp.*	260,476

continued

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
13,969	Microchip Technology, Inc.^	$462,095
71,880	Micron Technology, Inc.*	453,563
44,656	NVIDIA Corp.*	617,146
13,239	Teradyne, Inc.*	186,140
82,599	Texas Instruments, Inc.	2,369,765
19,045	Xilinx, Inc.	639,341

		20,508,973

Software (3.6%):
35,808	Adobe Systems, Inc.*	1,159,105
16,583	Autodesk, Inc.*	580,239
11,628	BMC Software, Inc.*	496,283
25,545	CA, Inc.	692,014
13,439	Citrix Systems, Inc.*	1,128,070
22,945	Electronic Arts, Inc.*	283,371
21,196	Intuit, Inc.	1,257,983
539,702	Microsoft Corp.	16,509,484
280,113	Oracle Corp.	8,319,356
13,919	Red Hat, Inc.*	786,145
9,961	Salesforce.com, Inc.*	1,377,208
51,825	Symantec Corp.*	757,163

		33,346,421

Specialty Retail (2.0%):
6,082	Abercrombie & Fitch Co., Class A	207,639
2,775	AutoNation, Inc.*^	97,902
1,924	AutoZone, Inc.*	706,435
16,782	Bed Bath & Beyond, Inc.*	1,037,128
20,008	Best Buy Co., Inc.	419,368
16,468	CarMax, Inc.*	427,180
9,444	GameStop Corp., Class A^	173,392
24,008	Gap, Inc. (The)	656,859
110,488	Home Depot, Inc. (The)	5,854,759
17,442	Limited Brands, Inc. (The)	741,808
84,941	Lowe’s Cos., Inc.	2,415,722
9,149	O’Reilly Automotive, Inc.*	766,412
16,245	Ross Stores, Inc.	1,014,825
50,111	Staples, Inc.	653,948
9,205	Tiffany & Co.	487,405
53,485	TJX Cos., Inc. (The)	2,296,111
8,141	Urban Outfitters, Inc.*	224,610

		18,181,503

Textiles, Apparel & Luxury Goods (0.6%):
20,742	Coach, Inc.	1,212,992
3,737	Fossil, Inc.*	286,030
26,469	Nike, Inc., Class B	2,323,449
4,684	Ralph Lauren Corp.	656,041
6,281	V.F. Corp.	838,199

		5,316,711

Shares or Principal Amount		Fair Value

Common Stocks, continued
Thrifts & Mortgage Finance (0.1%):
37,472	Hudson City Bancorp, Inc.	$238,697
25,510	People’s United Financial, Inc.	296,171

		534,868

Tobacco (2.0%):
146,880	Altria Group, Inc.	5,074,704
9,461	Lorillard, Inc.	1,248,379
123,114	Philip Morris International, Inc.	10,742,928
23,982	Reynolds American, Inc.	1,076,072

		18,142,083

Trading Companies & Distributors (0.2%):
21,314	Fastenal Co.	859,167
4,404	W.W. Grainger, Inc.	842,221

		1,701,388

Wireless Telecommunication Services (0.2%):
18,611	Crown Castle International Corp.*	1,091,721
21,904	MetroPCS Communications, Inc.*	132,519
216,422	Sprint Nextel Corp.*	705,536

		1,929,776

Total Common Stocks (Cost $702,641,991)		888,730,227

Securities Held as Collateral for Securities on Loan (2.0%):
$18,477,366	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	18,477,366

Total Securities Held as Collateral for Securities on Loan (Cost $18,477,366)		18,477,366

Unaffiliated Investment Company (2.7%):
24,384,502	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(b)	24,384,502

Total Unaffiliated Investment Company (Cost $24,384,502)		24,384,502

Total Investment Securities (Cost $745,503,859)(c) — 101.9%		931,592,095
Net other assets (liabilities) — (1.9)%		(17,230,485)

Net Assets — 100.0%		$914,361,610

continued

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2012.

*	Non-income producing security

+	Affiliated securities

^	This security or a partial position of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $18,337,556.

‡	A portion of the investment security is segregated as collateral for futures contracts, the aggregate fair value of the segregated security is $1,745,039.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2012.

(b)	The rate represents the effective yield at June 30, 2012.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/24/12	375	$25,432,500	$1,028,280

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$743,749,430
Investments in affiliates, at cost	1,754,429

Total investment securities, at cost	$745,503,859

Investments in non-affiliates, at value*	$930,021,260
Investments in affiliates, at value	1,570,835

Total investment securities, at value	931,592,095
Interest and dividends receivable	1,151,232
Receivable for capital shares issued	567,710
Receivable for investments sold	794,423
Reclaims receivable	1,169
Receivable for variation margin on futures contracts	644,532
Prepaid expenses	3,715

Total Assets	934,754,876

Liabilities:
Payable for investments purchased	1,433,833
Payable for capital shares redeemed	14,071
Payable for collateral received on loaned securities	18,477,366
Manager fees payable	122,485
Administration fees payable	29,934
Distribution fees payable	177,255
Custodian fees payable	9,417
Administrative and compliance services fees payable	8,495
Other accrued liabilities	120,410

Total Liabilities	20,393,266

Net Assets	$914,361,610

Net Assets Consist of:
Capital	$817,544,422
Accumulated net investment income/(loss)	17,486,254
Accumulated net realized gains/(losses) from investment transactions	(107,785,583)
Net unrealized appreciation/(depreciation) on investments	187,116,517

Net Assets	$914,361,610

Class 1
Net Assets	$14,402,849
Shares of beneficial interest (unlimited number of shares authorized, no par value)	1,512,896
Net Asset Value (offering and redemption price per share)	$9.52

Class 2
Net Assets	$899,958,761
Shares of beneficial interest (unlimited number of shares authorized, no par value)	95,065,800
Net Asset Value (offering and redemption price per share)	$9.47

*	Includes securities on loan of $18,337,556.

Statement of Operations

For the Six Months Ended June 30, 2012

(Unaudited)

Investment Income:
Dividends	$8,776,485
Dividends from affiliated securities	23,523
Income from securities lending	43,022

Total Investment Income	8,843,030

Expenses:
Manager fees	723,490
Administration fees	162,600
Distribution fees — Class 2	1,045,984
Custodian fees	20,202
Administrative and compliance services fees	12,994
Trustee fees	28,355
Professional fees	30,790
Shareholder reports	22,819
Other expenses	99,061

Total expenses	2,146,295

Net Investment Income/(Loss)	6,696,735

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	1,380,222
Net realized gains/(losses) on futures contracts	481,191
Change in unrealized appreciation/depreciation on investments	61,589,029

Net Realized/Unrealized Gains/(Losses) on Investments	63,450,442

Change in Net Assets Resulting From Operations	$70,147,177

See accompanying notes to the financial statements.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Statements of Changes in Net Assets

	AZL S&P 500 Index Fund
	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$6,696,735	$10,716,307
Net realized gains/(losses) on investment transactions	1,861,413	(194,988)
Change in unrealized appreciation/depreciation on investments	61,589,029	(1,871,555)

Change in net assets resulting from operations	70,147,177	8,649,764

Dividends to Shareholders:
From net investment income:
Class 1	—	(206,605)
Class 2	—	(8,586,345)

Change in net assets resulting from dividends to shareholders	—	(8,792,950)

Change in net assets from capital transactions	97,833,856	136,667,834

Change in net assets	167,981,033	136,524,648
Net Assets:
Beginning of period	746,380,577	609,855,929

End of period	$914,361,610	$746,380,577

Accumulated net investment income/(loss)	$17,486,254	$10,848,890

Capital Transactions:
Class 1
Proceeds from shares issued	817,558	889,931
Dividends reinvested	—	206,605
Value of shares redeemed	(1,154,446)	(3,173,655)

Total Class 1	(336,888)	(2,077,119)

Class 2
Proceeds from shares issued	122,304,017	199,814,635
Dividends reinvested	—	8,586,345
Value of shares redeemed	(24,133,273)	(69,656,027)

Total Class 2	98,170,744	138,744,953

Total Capital Transactions	97,833,856	136,667,834

Share Transactions:
Class 1
Issued	86,517	100,203
Reinvested	—	25,257
Redeemed	(122,781)	(362,065)

Total Class 1 Shares	(36,264)	(236,605)

Class 2
Issued	13,117,116	22,799,156
Reinvested	—	1,053,539
Redeemed	(2,596,043)	(8,030,355)

Total Class 2 Shares	10,521,073	15,822,340

Change in shares	10,484,809	15,585,735

See accompanying notes to the financial statements.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2012		Year Ended December 31,					May 14, 2007 to December 31, 2007(a)
			2011	2010	2009		2008
	(Unaudited)
Class 1
Net Asset Value, Beginning of Period	$8.71		$8.68	$7.71	$6.16		$9.86	$10.14

Investment Activities:
Net Investment Income	0.08		0.16 (b)	0.14 (b)	0.13	(b)	0.18 (b)	0.11
Net Realized and Unrealized Gains (Losses) on Investments	0.73		— (c)	0.98	1.45		(3.87)	(0.26)

Total from Investment Activities	0.81		0.16	1.12	1.58		(3.69)	(0.15)

Dividends to Shareholders From:
Net Investment Income	—		(0.13)	(0.13)	(0.03)		(0.01)	(0.11)
Net Realized Gains	—		—	(0.02)	—		— (c)	(0.02)

Total Dividends	—		(0.13)	(0.15)	(0.03)		(0.01)	(0.13)

Net Asset Value, End of Period	$9.52		$8.71	$8.68	$7.71		$6.16	$9.86

Total Return(d)	9.30	%(e)	1.88%	14.75%	25.69%		(37.46)%	(1.48	)%(e)
Ratios to Average Net Assets/ Supplemental Data:
Net Assets at End of Period (000’s)	$14,403		$13,488	$15,506	$14,462		$11,158	$411
Net Investment Income(f)	1.82%		1.79%	1.79%	2.06%		2.67%	1.81%
Expenses Before Reductions(f) (g)	0.26%		0.27%	0.29%	0.30%		0.37%	0.53%
Expenses Net of Reductions(f)	0.26%		0.26%	0.24%	0.24%		0.26%	0.24%
Portfolio Turnover Rate(h)	1	%(e)	2%	14%	16	%(i)	82%	16	%(e)

(a)	Period from commencement of operations.

(b)	Average shares method used in calculation.

(c)	Represents less than $0.005.

(d)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(i)	Costs of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after a fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 37%.

See accompanying notes to the financial statements.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund, continued

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2012		Year Ended December 31,					May 1, 2007 to December 31, 2007(a)
			2011	2010	2009		2008
	(Unaudited)
Class 2
Net Asset Value, Beginning of Period	$8.67		$8.65	$7.68	$6.15		$9.86	$10.00

Investment Activities:
Net investment income	0.07		0.14 (b)	0.12 (b)	0.12	(b)	0.16 (b)	0.09
Net Realized and Unrealized Gains (Losses) on Investments	0.73		(0.01)	0.98	1.44		(3.87)	(0.12)

Total from Investment Activities	0.80		0.13	1.10	1.56		(3.71)	(0.03)

Dividends to Shareholders From:
Net Investment Income	—		(0.11)	(0.11)	(0.03)		— (c)	(0.09)
Net Realized Gains	—		—	(0.02)	—		— (c)	(0.02)

Total Dividends	—		(0.11)	(0.13)	(0.03)		— (c)	(0.11)

Net Asset Value, End of Period	$9.47		$8.67	$8.65	$7.68		$6.15	$9.86

Total Return(d)	9.23	%(e)	1.55%	14.57%	25.36%		(37.62)%	(0.25	)%(e)
Ratios to Average Net Assets/Supplemental Data:
Net Assets at End of Period (000’s)	$899,959		$732,892	$594,350	$707,448		$245,652	$27,614
Net Investment Income(f)	1.57%		1.56%	1.51%	1.78%		2.29%	1.60%
Expenses Before Reductions(f) (g)	0.51%		0.52%	0.54%	0.54%		0.65%	0.73%
Expenses Net of Reductions(f)	0.51%		0.51%	0.49%	0.49%		0.51%	0.49%
Expenses Net of Reductions after Indirect Expenses	0.51%		0.51%	—%	—%		—%	—%
Portfolio Turnover Rate(h)	1	%(e)	2%	14%	16	%(i)	82%	16	%(e)

(a)	Period from commencement of operations.

(b)	Average shares method used in calculation.

(c)	Represents less than $0.005.

(d)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(e)	Not annualized.

(f)	Annualized for periods less than one year.

(g)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(i)	Costs of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after a fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 37%.

See accompanying notes to the financial statements.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL S&P 500 Index Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. In addition, income and realized and unrealized gains and losses are allocated to each class of shares based on its relative net assets on a daily basis.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2012 are presented on the Fund’s Schedule of Portfolio Investments (“Schedule”). The average outstanding amount of securities on loan was $19.9 million for the period ended June 30, 2012.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $4,274 during the period ended June 30, 2012. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Fund may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2012, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2012, the Fund used futures contracts to provide equity exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $24.4 million as of June 30, 2012. The monthly average notional amount for these contracts was $27.8 for the period ended June 30, 2012.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair value of derivative instruments as of June 30, 2012:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*
Equity Contracts	Receivable for variation margin on futures contracts	$1,028,280	Payable for variation margin on futures contracts	$—

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2012:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Equity Contracts	Net realized gains/(losses) on futures contracts/ change in unrealized appreciation/depreciation on investments	$481,191	$912,980

New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and BlackRock Investment Management LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2013.

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL S&P 500 Index Fund Class 1	0.17%	0.46%
AZL S&P 500 Index Fund Class 2	0.17%	0.71%

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2012, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2012	Expires 12/31/2013	Expires 12/31/2014	Total
AZL S&P 500 Index Fund	$222,765	$270,682	$53,390	$546,836

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2012, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets of Class 2 shares. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $4,875 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting and a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$888,730,227	$—	$—	$888,730,227
Securities Held as Collateral for Securities on Loan	—	18,477,366	—	18,477,366
Unaffiliated Investment Company	24,384,502	—	—	24,384,502

Total Investment Securities	$913,114,729	$18,477,366	$—	$931,592,095

Other Financial Instruments:*
Futures Contracts	1,028,280	—	—	1,028,280

Total Investments	$914,143,009	$18,477,366	$—	$932,620,375

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts, forward contracts and options contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL S&P 500 Index Fund	$110,295,695	$7,020,899

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $757,810,379. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$210,250,663
Unrealized depreciation	(36,468,947)

Net unrealized appreciation	$173,781,716

As of the end of their tax year ended December 31, 2011, the following Portfolios have capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Short-term Amount	Expires
AZL S&P 500 Index Fund	$2,159,434	12/31/2015
	94,912,086	12/31/2016

CLCFs not subject to expiration:

	Short Term Amount	Long Term Amount	Total
AZL S&P 500 Index Fund	$35,052	$—	$35,052

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

The tax character of dividends paid to shareholders during the last tax year ended December 31, 2011 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL S&P 500 Index Fund	$8,792,950	$—	$8,792,950

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL S&P 500 Index Fund	$10,654,891	$(97,106,572)	$113,121,692	$26,670,011

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2012.

7.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

22

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL® Schroder Emerging Markets

Equity Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Schroder Emerging Markets Equity Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Schroder Emerging Markets Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period ** 1/1/12 -6/30/12
AZL Schroder Emerging Markets Equity Fund Class 1	$1,000.00	$1,065.00	$6.67	1.30%
AZL Schroder Emerging Markets Equity Fund Class 2	$1,000.00	$1,062.20	$7.95	1.55%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period ** 1/1/12 -6/30/12
AZL Schroder Emerging Markets Equity Fund Class 1	$1,000.00	$1,018.40	$6.52	1.30%
AZL Schroder Emerging Markets Equity Fund Class 2	$1,000.00	$1,017.16	$7.77	1.55%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

Portfolio Composition

(Unaudited)

Investments	Percent of net assets+
Financials	23.9%
Information Technology	15.9
Energy	13.9
Consumer Discretionary	12.4
Telecommunication Services	8.0
Materials	7.4
Consumer Staples	6.4

Investments	Percent of net assets+
Industrials	5.8%
Securities Held as Collateral for Securities on Loan	3.0
Unaffiliated Investment Company	2.7
Utilities	2.0
Health Care	1.1

Total	102.5%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks (94.8%):
Auto Components (1.3%):
16,878	Hyundai Mobis Co., Ltd.	$4,086,282

Automobiles (5.1%):
2,316,000	Dongfeng Motor Corp., H Shares	3,610,577
46,602	Hyundai Motor Co.	9,561,526
64,274	Mahindra & Mahindra, Ltd.	819,918
2,680,000	PT Astra International Tbk	1,961,251
29,275	Tata Motors, Ltd.	127,808

		16,081,080

Beverages (0.5%):
16,443	Fomento Economico Mexicano SAB de C.V., Sponsored ADR	1,467,538

Capital Markets (0.1%):
237,563	Egyptian Financial Group-Hermes Holding*	398,161

Chemicals (2.0%):
14,854	Alfa SAB de C.V., Class A	237,434
303,976	Alpek SA de CV*	680,977
17,076	LG Chem, Ltd.	4,416,995
250,892	Mexichem SAB de C.V.	1,079,344

		6,414,750

Commercial Banks (19.7%):
287,103	Banco Bradesco SA, ADR	4,269,222
763,100	Bangkok Bank Public Co., Ltd.	4,993,590
9,583,832	China Construction Bank	6,608,015
2,781,980	Chinatrust Financial Holding Co., Ltd.	1,602,120
192,813	Commercial International Bank Egypt SAE	826,100
9,351	Credicorp, Ltd.	1,177,197
97,450	DGB Financial Group, Inc.	1,187,919
374,593	Grupo Financiero Banorte SA de C.V.	1,936,170
32,200	Hana Financial Group, Inc.	1,028,010
427,194	HDFC Bank, Ltd.	4,336,794
65,848	ICICI Bank, Ltd.	1,071,043
28,308	ICICI Bank, Ltd., Sponsored ADR	917,462
8,604,385	Industrial & Commercial Bank of China	4,811,513
280,643	Itau Unibanco Banco Multiplo SA, Sponsored ADR	3,906,551
1,032,000	Kasikornbank Public Co., Ltd.	5,293,303
3,574,500	PT Bank Mandiri Tbk	2,769,064
591,000	Public Bank Berhad	2,566,831
2,158,531	Sberbank	5,817,965
39,938	Shinhan Financial Group Co., Ltd.	1,390,215
586,094	Turkiye Garanti Bankasi AS	2,313,515
176,614	Turkiye Halk Bankasi AS	1,388,587
570,483	Turkiye Is Bankasi AS, Class C	1,522,993

		61,734,179

Shares		Fair Value

Common Stocks, continued
Computers & Peripherals (1.1%):
218,565	Asustek Computer, Inc.	$2,022,780
1,830,000	Lenovo Group, Ltd.	1,561,423

		3,584,203

Construction & Engineering (1.0%):
27,774	GS Engineering & Construction Corp.	1,876,210
27,800	Orascom Construction Industries, Sponsored GDR	1,140,587

		3,016,797

Construction Materials (1.5%):
331,000	Anhui Conch Cement Co., Ltd., Class H^	907,932
1,733,000	PT Semen Gresik (Persero) Tbk	2,094,705
1,417,427	Taiwan Cement Corp.	1,691,810

		4,694,447

Distributors (0.6%):
654,000	Dah Chong Hong Holdings, Ltd.^	586,447
58,313	Imperial Holdings, Ltd.	1,231,992

		1,818,439

Diversified Financial Services (0.5%):
537,510	FirstRand, Ltd.	1,743,977

Diversified Telecommunication Services (1.1%):
1,429,000	PT XL Axiata Tbk	934,264
77,758	Telefonica Brasil SA, ADR	1,923,733
163,181	Turk Telekomunikasyon AS	668,231

		3,526,228

Electric Utilities (1.0%):
45,751	Companhia Energetica de Minas Gerais SA, Preferred Shares	843,621
118,153	Companhia Energetica de Minas Gerais SA, Sponsored ADR	2,176,378

		3,019,999

Electronic Equipment, Instruments & Components (2.2%):
117,626	Hon Hai Precision Industry Co., Ltd.	711,731
1,046,129	Hon Hai Precision Industry Co., Ltd.	3,156,031
6,885	Hon Hai Precision Industry Co., Ltd., Sponsored GDR	39,658
75,000	Largan Precision Co., Ltd.	1,575,554
1,183,240	WPG Holdings, Ltd.	1,396,311

		6,879,285

Food & Staples Retailing (2.0%):
2,869,800	CP ALL PCL	3,227,752
45,418	Magnit OJSC, Sponsored GDR, Registered Shares*^	1,369,508
89,829	Shoprite Holdings, Ltd.	1,661,818

		6,259,078

continued

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Food Products (0.6%):
432,747	Grupo Bimbo SAB de C.V., Series A	$1,063,868
2,994,500	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	859,700

		1,923,568

Health Care Equipment & Supplies (0.3%):
34,200	Mindray Medical International, Ltd., ADR^	1,035,918

Hotels, Restaurants & Leisure (0.8%):
820,400	Genting Berhard	2,477,234

Household Products (1.5%):
8,492	LG Household & Health Care, Ltd.	4,576,525

Independent Power Producers & Energy Traders (1.0%):
1,540,000	China Resources Power Holdings Co.	3,170,690

Industrial Conglomerates (1.9%):
47,819	Industries Qatar Q.S.C.	1,646,976
904,700	Sime Darby Berhad	2,825,930
79,300	SM Investments Corp.	1,378,871

		5,851,777

Insurance (1.2%):
1,079,600	China Pacific Insurance Group Co., Ltd., Class H	3,519,663
773	Samsung Fire & Marine Insurance Co., Ltd.	152,548

		3,672,211

Internet Software & Services (3.4%):
25,100	Baidu, Inc., Sponsored ADR*	2,885,998
11,563	Daum Communications Corp.	1,039,960
27,493	Mail.ru Group, Ltd., Sponsored GDR, Registered Shares*	936,416
192,400	Tencent Holdings, Ltd.	5,681,853

		10,544,227

IT Services (0.7%):
93,088	Tata Consultancy Services, Ltd.	2,141,410

Machinery (1.3%):
5,660	Hyundai Heavy Industries Co., Ltd.	1,290,053
73,500	Iochpe-Maxion SA	843,263
499,000	Weichai Power Co., Ltd., Class H*^	1,995,766

		4,129,082

Media (1.7%):
117,030	Cheil Worldwide, Inc.	1,868,416
236,518	Cyfrowy Polsat SA*	1,038,410
45,007	Naspers, Ltd.	2,409,774

		5,316,600

Shares		Fair Value

Common Stocks, continued
Metals & Mining (2.9%):
52,954	AngloGold Ashanti, Ltd.	$1,817,264
275,374	Centamin plc*	299,583
24,700	Compania de Minas Buenaventura SA, Sponsored ADR	938,106
167,100	Gerdau SA, Sponsored ADR	1,463,796
72,217	Polymetal International plc	1,034,566
173,500	Vale SA, Sponsored ADR^	3,443,975

		8,997,290

Multiline Retail (1.5%):
85,700	Almacenes Exito SA	1,420,639
8,540	Hyundai Department Store Co., Ltd.	1,067,364
71,700	Lojas Renner SA	2,004,758
149,500	Parkson Retail Group, Ltd.^	133,803

		4,626,564

Oil, Gas & Consumable Fuels (13.9%):
4,232,000	China Petroleum & Chemical Corp. (Sinopec), H Shares	3,793,812
3,646,000	CNOOC, Ltd.	7,355,276
44,100	Ecopetrol SA, Sponsored ADR^	2,460,339
125,610	LUKOIL, Sponsored ADR*	7,044,209
12,100	Novatek Oao	1,288,236
728,632	OAO Gazprom, Sponsored GDR*	6,922,004
65,801	Petroleo Brasileiro SA, ADR	1,235,085
121,704	Petroleo Brasileiro SA, Sponsored ADR	2,207,710
460,500	PTT PCL	4,710,533
38,037	Sasol, Ltd.	1,602,117
17,784	SK Energy Co., Ltd.	2,177,013
77,500	Ultrapar Participacoes SA	1,762,872
44,700	Ultrapar Participacoes SA, Sponsored ADR	1,013,796

		43,573,002

Personal Products (0.6%):
203,500	Hengan International Group Co., Ltd.	1,978,728

Pharmaceuticals (0.8%):
51,569	Dr. Reddy’s Laboratories, Ltd.	1,528,377
5,996	Richter Gedeon Nyrt.	989,968

		2,518,345

Real Estate Management & Development (2.6%):
2,379,200	Ayala Land, Inc.	1,224,442
173,100	BR Malls Participacoes SA	1,960,973
127,414	BR Properties SA	1,491,001
1,470,000	China Overseas Land & Investment, Ltd.	3,448,557

		8,124,973

Road & Rail (0.4%):
67,147	Globaltrans Investment plc	1,208,416

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Semiconductors & Semiconductor Equipment (8.5%):
143,000	MediaTek, Inc.	$1,325,887
16,322	Samsung Electronics Co., Ltd.	17,307,225
2,881,110	Taiwan Semiconductor Manufacturing Co., Ltd.*	7,889,945

		26,523,057

Specialty Retail (1.4%):
857,000	Belle International Holdings, Ltd.^	1,465,920
54,726	Cia. Hering	1,039,636
43,690	Foschini, Ltd. (The)	686,275
88,192	Mr. Price Group, Ltd.	1,209,727
11,601	Truworths International, Ltd.	127,393

		4,528,951

Transportation Infrastructure (1.2%):
332,756	Companhia de Concessoes Rodoviarias	2,699,231
222,314	TAV Havalimanlari Holding AS	1,197,679

		3,896,910

Wireless Telecommunication Services (6.9%):
88,427	America Movil SAB de C.V., ADR, Series L	2,304,408
1,786,300	Axiata Group Berhad	3,087,412
937,000	China Mobile, Ltd.	10,298,441
136,200	Mobile TeleSystems, Sponsored ADR*	2,342,640
654,100	Taiwan Mobile Co., Ltd.	2,162,853
279,000	Turkcell Iletisim Hizmetleri AS*	1,411,570

		21,607,324

Total Common Stocks (Cost $261,097,071)		297,147,245

Shares or Principal Amount		Fair Value

Preferred Stocks (2.2%):
Beverages (1.2%):
101,193	Companhia de Bebidas das Americas, Sponsored ADR, Preferred Shares	$3,878,728

Metals & Mining (1.0%):
152,300	Vale SA, Sponsored ADR, Preferred Shares	2,971,373

Total Preferred Stocks (Cost $4,610,630)		6,850,101

Securities Held as Collateral for Securities on Loan (3.0%):
$9,374,418	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	9,374,418

Total Securities Held as Collateral for Securities on Loan (Cost $9,374,418)		9,374,418

Unaffiliated Investment Company (2.5%):
7,877,836	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(b)	7,877,836

Total Unaffiliated Investment Company (Cost $7,877,836)		7,877,836

Total Investment Securities (Cost $282,959,955)(c) — 102.5%		321,249,600
Net other assets (liabilities) — (2.5)%		(7,901,407)

Net Assets — 100.0%		$313,348,193

Percentages indicated are based on net assets as of June 30, 2012.

ADR—American Depositary Receipt

GDR—Global Depository Receipt

*	Non-income producing security

^	This security or a partial position of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $9,298,567.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2012.

(b)	The rate represents the effective yield at June 30, 2012.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Country	Percentage
Australia	0.1%
Belize	0.5%
Bermuda	0.4%
Brazil	12.0%
British Virgin Islands	0.3%
Cayman Islands	1.8%

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Country	Percentage
China	4.6%
Colombia	1.2%
Cyprus	0.4%
Egypt	0.7%
Hong Kong	12.7%
Hungary	0.3%
India	3.4%
Indonesia	2.7%
Malaysia	3.4%
Mexico	2.7%
Peru	0.3%
Philippines	0.8%
Poland	0.3%
Qatar	0.5%
Republic of Korea (South)	16.6%
Russian Federation	8.0%
South Africa	3.9%
Switzerland	1.1%
Taiwan	7.3%
Thailand	5.7%
Turkey	2.6%
United States	5.7%

100.0%

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Schroder Emerging Markets Equity Fund

Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets:
Investment securities, at cost	$282,959,955

Investment securities, at value*	$321,249,600
Interest and dividends receivable	1,041,460
Foreign currency, at value (cost $285,047)	285,061
Receivable for capital shares issued	104,773
Receivable for investments sold	1,342,265
Reclaims receivable	19,173
Prepaid expenses	1,420

Total Assets	324,043,752

Liabilities:
Payable for investments purchased	841,229
Payable for capital shares redeemed	15,864
Payable for collateral received on loaned securities	9,374,418
Manager fees payable	267,631
Administration fees payable	13,301
Distribution fees payable	55,067
Custodian fees payable	82,532
Administrative and compliance services fees payable	3,309
Other accrued liabilities	42,208

Total Liabilities	10,695,559

Net Assets	$313,348,193

Net Assets Consist of:
Capital	$263,607,074
Accumulated net investment income/(loss)	4,273,891
Accumulated net realized gains/(losses) from investment transactions	7,188,617
Net unrealized appreciation/(depreciation) on investments	38,278,611

Net Assets	$313,348,193

Class 1
Net Assets	$34,524,837
Shares of beneficial interest (unlimited number of shares authorized, no par value)	4,582,227
Net Asset Value (offering and redemption price per share)	$7.53

Class 2
Net Assets	$278,823,356
Shares of beneficial interest (unlimited number of shares authorized, no par value)	37,122,342
Net Asset Value (offering and redemption price per share)	$7.51

*	Includes securities on loan of $9,298,567.

Statement of Operations

For the Six Months Ended June 30, 2012

(Unaudited)

Investment Income:
Dividends	$4,462,674
Income from securities lending	29,901
Foreign withholding tax	(336,419)

Total Investment Income	4,156,156

Expenses:
Manager fees	1,995,309
Administration fees	78,392
Distribution fees — Class 2	360,283
Custodian fees	214,490
Administrative and compliance services fees	5,885
Trustee fees	12,735
Professional fees	15,388
Shareholder reports	22,604
Other expenses	8,590

Total expenses before reductions	2,713,676
Less expenses voluntarily waived/reimbursed by the Manager	(243,332)
Less expenses paid indirectly	(336)

Net expenses	2,470,008

Net Investment Income/(Loss)	1,686,148

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(4,492,731)
Change in unrealized appreciation/depreciation on investments	21,811,506

Net Realized/Unrealized Gains/(Losses) on Investments	17,318,775

Change in Net Assets Resulting From Operations	$19,004,923

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Statements of Changes in Net Assets

	AZL Schroder Emerging Markets Equity Fund
	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$1,686,148	$3,892,534
Net realized gains/(losses) on investment transactions	(4,492,731)	21,477,160
Change in unrealized appreciation/depreciation on investments	21,811,506	(89,384,177)

Change in net assets resulting from operations	19,004,923	(64,014,483)

Dividends to Shareholders:
From net investment income:
Class 1	—	(404,207)
Class 2	—	(2,203,468)
From net realized gains:
Class 1	—	(523,264)
Class 2	—	(3,948,735)

Change in net assets resulting from dividends to shareholders	—	(7,079,674)

Change in net assets from capital transactions	(5,808,284)	(53,541,131)

Change in net assets	13,196,639	(124,635,288)
Net Assets:
Beginning of period	300,151,554	424,786,842

End of period	$313,348,193	$300,151,554

Accumulated net investment income/(loss)	$4,273,891	$2,587,743

Capital Transactions:
Class 1
Proceeds from shares issued	499,017	1,031,202
Dividends reinvested	—	927,470
Value of shares redeemed	(2,218,413)	(7,583,676)

Total Class 1	(1,719,396)	(5,625,004)

Class 2
Proceeds from shares issued	14,419,216	21,826,655
Dividends reinvested	—	6,152,204
Value of shares redeemed	(18,508,104)	(75,894,986)

Total Class 2	(4,088,888)	(47,916,127)

Change in net assets from capital transactions	(5,808,284)	(53,541,131)

Share Transactions:
Class 1
Issued	62,303	114,717
Reinvested	—	126,704
Redeemed	(285,815)	(909,875)

Total Class 1 Shares	(223,512)	(668,454)

Class 2
Issued	1,890,466	2,677,994
Reinvested	—	840,465
Redeemed	(2,401,786)	(9,000,794)

Total Class 2 Shares	(511,320)	(5,482,335)

Change in shares	(734,832)	(6,150,789)

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Schroder Emerging Markets Equity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2012		Year Ended December 31,				May 6, 2007 to December 31, 2007(a)
			2011	2010	2009	2008
	(Unaudited)
Class 1
Net Asset Value, Beginning of Period	$7.08		$8.76	$7.84	$4.56	$13.77	$11.64

Investment Activities:
Net Investment Income	0.05		0.12	0.10 (b)	0.06 (b)	0.03	0.04
Net Realized and Unrealized Gains (Losses) on Investments	0.41		(1.61)	0.88	3.24	(6.38)	2.10

Total from Investment Activities	0.46		(1.49)	0.98	3.30	(6.35)	2.14

Dividends to Shareholders From:
Net Investment Income	—		(0.08)	(0.06)	(0.02)	(0.04)	(0.01)
Net Realized Gains	—		(0.11)	—	—	(2.82)	—

Total Dividends	—		(0.19)	(0.06)	(0.02)	(2.86)	(0.01)

Net Asset Value, End of Period	$7.54		$7.08	$8.76	$7.84	$4.56	$13.77

Total Return(d)	6.50	%(c)	(17.09)%	12.61%	72.46%	(51.82)%	19.23	%(c)
Ratios to Average Net Assets/ Supplemental Data:
Net Assets at End of Period (000’s)	$34,525		$34,046	$47,962	$49,392	$34,118	$359
Net Investment Income(e)	1.26%		1.28%	1.19%	0.99%	0.78%	0.32%
Expenses Before Reductions(e)	1.45%		1.45%	1.45%	1.54%	1.70%	1.69%
Expenses Net of Reductions(e) (f)	1.30%		1.25%	1.17%	1.26%	1.41%	1.40%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e) (g)	1.30%		1.25%	1.17%	1.26%	1.42%	1.40%
Portfolio Turnover Rate(h)	24	%(c)	66%	101%	100%	159%	193	%(c)

(a)	Period from commencement of operations.

(b)	Average shares method used in a calculation.

(c)	Not annualized.

(d)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Schroder Emerging Markets Equity Fund

Financial Highlights, continued

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2012		Year Ended December 31,
			2011	2010	2009	2008	2007
	(Unaudited)
Class 2
Net Asset Value, Beginning of Period	$7.07		$8.74	$7.82	$4.56	$13.76	$10.56

Investment Activities:
Net Investment Income	0.04		0.09	0.08 (a)	0.04 (a)	0.02	0.03
Net Realized and Unrealized Gains (Losses) on Investments	0.40		(1.59)	0.89	3.23	(6.38)	3.17

Total from Investment Activities	0.44		(1.50)	0.97	3.27	(6.36)	3.20

Dividends to Shareholders From:
Net Investment Income	—		(0.06)	(0.05)	(0.01)	(0.02)	— (b)
Net Realized Gains	—		(0.11)	—	—	(2.82)	—

Total Dividends	—		(0.17)	(0.05)	(0.01)	(2.84)	— (b)

Net Asset Value, End of Period	$7.51		$7.07	$8.74	$7.82	$4.56	$13.76

Total Return(d)	6.22	%(c)	(17.27)%	12.40%	71.78%	(51.89)%	30.32%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets at End of Period (000’s)	$278,823		$266,106	$376,825	$373,541	$187,058	$249,236
Net Investment Income(e)	1.01%		1.03%	0.91%	0.68%	0.86%	0.40%
Expenses Before Reductions(e)	1.70%		1.70%	1.70%	1.79%	1.95%	1.96%
Expenses Net of Reductions(e) (f)	1.55%		1.50%	1.42%	1.51%	1.66%	1.65%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e) (g)	1.55%		1.50%	1.42%	1.51%	1.67%	1.65%
Portfolio Turnover Rate(h)	24	%(c)	66%	101%	100%	159%	193%

(a)	Average shares method used in calculation.

(b)	Represents less than $0.005.

(c)	Not annualized.

(d)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Schroder Emerging Markets Equity Fund

Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Schroder Emerging Markets Equity Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. In addition, income and realized and unrealized gains and losses are allocated to each class of shares based on its relative net assets on a daily basis.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Schroder Emerging Markets Equity Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2012 are presented on the Fund’s Schedule of Portfolio Investments (“Schedule”). The average outstanding amount of securities on loan was $11.5 million for the period ended June 30, 2012.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Schroder Emerging Markets Equity Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

securities lending fees of $2,932 during the period ended June 30, 2012. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Fund may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2012, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2012, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to provide equity exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Schroder Emerging Markets Equity Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Pursuant to a subadvisory agreement between the Manager and Schroder Investment Management North America Inc., (“Schroder”), Schroder provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. Schroder Investment Management North America Ltd. (Schroder Ltd.), an affiliate of Schroder, serves as the Sub-subadviser to the Fund and is responsible for day-to-day management of the Fund’s assets. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. For its services the Sub-subadviser is entitled to a fee payable by the Subadviser. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expenses (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2013.

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Schroder Emerging Markets Equity Fund Class 1	1.23%	1.40%
AZL Schroder Emerging Markets Equity Fund Class 2	1.23%	1.65%

*	The Manager voluntarily reduced the management fee to 1.08% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2012, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Schroder Emerging Markets Equity Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets of Class 2 shares. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $1,979 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting and a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Schroder Emerging Markets Equity Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Beverages	$1,467,538	$—	$—	$1,467,538
Capital Markets	398,161	—	—	398,161
Chemicals	1,997,755	4,416,995	—	6,414,750
Commercial Banks	12,206,602	49,527,577	—	61,734,179
Diversified Telecommunication Services	1,923,733	1,602,495	—	3,526,228
Electric Utilities	3,019,999	—	—	3,019,999
Electronic Equipment, Instruments & Components	39,658	6,839,627	—	6,879,285
Food Products	1,063,868	859,700	—	1,923,568
Health Care Equipment & Supplies	1,035,918	—	—	1,035,918
Internet Software & Services	2,885,998	7,658,229	—	10,544,227
Machinery	843,263	3,285,819	—	4,129,082
Metals & Mining	5,845,877	3,151,413	—	8,997,290
Multiline Retail	3,425,397	1,201,167	—	4,626,564
Oil, Gas & Consumable Fuels	22,646,015	20,926,987	—	43,573,002
Real Estate Management & Development	3,451,974	4,672,999	—	8,124,973
Specialty Retail	1,039,636	3,489,315	—	4,528,951
Transportation Infrastructure	2,699,231	1,197,679	—	3,896,910
Wireless Telecommunication Services	4,647,048	16,960,276	—	21,607,324
All Other Common Stocks+	—	100,719,296	—	100,719,296
Preferred Stocks+	6,850,101	—	—	6,850,101
Securities Held as Collateral for Securities on Loan	—	9,374,418	—	9,374,418
Unaffiliated Investment Company	7,877,836	—	—	7,877,836

Total Investment Securities	$85,365,608	$235,883,992	$—	$321,249,600

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Schroder Emerging Markets Equity Fund	$75,677,245	$85,248,962

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Schroder Emerging Markets Equity Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $287,469,911. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$51,664,402
Unrealized depreciation	(17,884,713)

Net unrealized appreciation	$33,779,689

The tax character of dividends paid to shareholders during the last tax year ended December 31, 2011 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Schroder Emerging Markets Equity Fund	$2,607,675	$4,471,999	$7,079,674

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Schroder Emerging Markets Equity Fund	$2,587,752	$17,346,957	$10,801,487	$30,736,196

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2012.

7.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL® Small Cap Stock Index Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Small Cap Stock Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Small Cap Stock Index Fund	$1,000.00	$1,077.00	$3.15	0.61%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Small Cap Stock Index Fund	$1,000.00	$1,021.78	$3.07	0.61%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

Portfolio Composition

(Unaudited)

Investments	Percent of net assets+
Financials	19.6%
Information Technology	18.2
Consumer Discretionary	15.1
Industrials	15.0
Health Care	11.2
Securities Held as Collateral for Securities on Loan	9.2
Materials	5.5
Consumer Staples	4.6
Utilities	4.2
Energy	3.9
Unaffiliated Investment Company	1.9
Telecommunication Services	0.5

Total	108.9%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks (97.9%):
Aerospace & Defense (2.0%):
19,574	AAR Corp.	$263,857
8,995	Aerovironment, Inc.*	236,658
4,314	American Science & Engineering, Inc.	243,525
11,742	Ceradyne, Inc.	301,182
7,636	Cubic Corp.	367,139
22,674	Curtiss-Wright Corp.	704,028
28,892	Gencorp, Inc.*	188,087
21,860	Moog, Inc., Class A*	903,911
2,323	National Presto Industries, Inc.^	162,076
28,530	Orbital Sciences Corp.*	368,608
17,755	Teledyne Technologies, Inc.*	1,094,596

		4,833,667

Air Freight & Logistics (0.5%):
14,060	Forward Air Corp.	453,716
18,250	Hub Group, Inc., Class A*	660,650

		1,114,366

Airlines (0.3%):
7,328	Allegiant Travel Co.*	510,615
24,526	SkyWest, Inc.	160,155

		670,770

Auto Components (0.3%):
9,265	Drew Industries, Inc.*	258,030
16,222	Spartan Motors, Inc.	85,003
9,640	Standard Motor Products, Inc.	135,731
11,372	Superior Industries International, Inc.	186,160

		664,924

Automobiles (0.1%):
14,124	Winnebago Industries, Inc.*^	143,924

Beverages (0.2%):
4,114	Boston Beer Co., Inc. (The), Class A*^	497,794

Biotechnology (0.9%):
30,098	ArQule, Inc.*	178,481
30,604	Cubist Pharmaceuticals, Inc.*^	1,160,198
12,147	Emergent Biosolutions, Inc.*	184,027
21,425	Momenta Pharmaceuticals, Inc.*	289,666
34,148	Savient Pharmaceuticals, Inc.*^	18,443
25,330	Spectrum Pharmaceuticals, Inc.*^	394,135

		2,224,950

Building Products (1.3%):
18,819	A.O. Smith Corp.	920,061
9,023	AAON, Inc.	170,084
13,684	Apogee Enterprises, Inc.	219,902
14,671	Gibraltar Industries, Inc.*	152,285
22,288	Griffon Corp.	191,231
9,983	NCI Building Systems, Inc.*	108,116

Shares		Fair Value

Common Stocks, continued
Building Products, continued
17,780	Quanex Building Products Corp.	$317,906
19,603	Simpson Manufacturing Co., Inc.	578,485
9,532	Universal Forest Products, Inc.	371,557

		3,029,627

Capital Markets (1.1%):
9,786	Calamos Asset Management, Inc., Class A	112,050
19,258	Financial Engines, Inc.*^	413,084
18,834	Investment Technology Group, Inc.*	173,273
7,595	Piper Jaffray Cos., Inc.*	177,951
57,301	Prospect Capital Corp.^	652,658
25,876	Stifel Financial Corp.*	799,568
14,231	SWS Group, Inc.*	75,851
3,767	Virtus Investment Partners, Inc.*	305,127

		2,709,562

Chemicals (2.4%):
14,277	A. Schulman, Inc.	283,398
11,308	American Vanguard Corp.	300,680
14,146	Balchem Corp.	461,301
27,523	Calgon Carbon Corp.*	391,377
24,112	H.B. Fuller Co.	740,238
4,334	Hawkins, Inc.^	165,472
10,535	Innophos Holdings, Inc.	594,806
10,035	Koppers Holdings, Inc.	341,190
15,592	Kraton Performance Polymers, Inc.*	341,621
8,998	LSB Industries, Inc.*	278,128
15,683	OM Group, Inc.*	297,977
43,304	PolyOne Corp.	592,399
6,270	Quaker Chemical Corp.	289,737
4,051	Stepan Co.	381,523
11,289	Tredegar Corp.	164,368
10,801	Zep, Inc.	148,298

		5,772,513

Commercial Banks (6.0%):
13,868	Bank of the Ozarks, Inc.	417,150
37,707	BBCN Bancorp, Inc.*	410,629
37,795	Boston Private Financial Holdings, Inc.	337,509
7,118	City Holding Co.^	239,806
19,183	Columbia Banking System, Inc.	361,024
19,067	Community Bank System, Inc.	517,097
42,524	CVB Financial Corp.	495,405
67,444	F.N.B. Corp.^	733,116
10,152	First Bancorp*^	40,202
50,631	First Commonwealth Financial Corp.	340,747
28,285	First Financial Bancorp	451,994
15,206	First Financial Bankshares, Inc.^	525,519

continued

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Commercial Banks, continued
36,214	First Midwest Bancorp, Inc.	$397,630
34,747	Glacier Bancorp, Inc.	538,231
15,213	Hanmi Financial Corp.*	159,432
10,716	Home Bancshares, Inc.	327,695
10,456	Independent Bank Corp.^	305,420
59,653	National Penn Bancshares, Inc.	570,879
16,097	NBT Bancorp, Inc.	347,534
45,733	Old National Bancorp	549,253
16,230	PacWest Bancorp	384,164
16,779	Pinnacle Financial Partners, Inc.*	327,358
29,051	PrivateBancorp, Inc.	428,793
13,985	S & T Bancorp, Inc.^	258,303
8,275	Simmons First National Corp., Class A	192,394
14,964	Sterling Bancorp	149,341
90,780	Susquehanna Bancshares, Inc.	935,034
18,325	Texas Capital Bancshares, Inc.*	740,147
4,375	Tompkins Financial Corp.^	164,850
15,667	UMB Financial Corp.^	802,620
54,052	Umpqua Holdings Corp.^	711,324
15,971	United Bankshares, Inc.^	413,330
9,190	United Community Banks, Inc.*^	78,758
28,944	Wilshire Bancorp, Inc.*	158,613
17,544	Wintrust Financial Corp.^	622,812

		14,434,113

Commercial Services & Supplies (2.6%):
23,360	ABM Industries, Inc.	456,922
4,267	Consolidated Graphics, Inc.*	123,956
10,629	Encore Capital Group, Inc.*	314,831
9,139	G & K Services, Inc., Class A	285,045
29,692	Geo Group, Inc. (The)*	674,602
32,454	Healthcare Services Group, Inc.	628,959
28,068	Interface, Inc.	382,567
17,718	Mobile Mini, Inc.*	255,139
8,263	Portfolio Recovery Associates, Inc.*	754,081
18,859	Sykes Enterprises, Inc.*	300,990
30,652	Tetra Tech, Inc.*	799,404
7,422	UniFirst Corp.	473,152
19,648	United Stationers, Inc.	529,514
9,834	Viad Corp.	196,680

		6,175,842

Communications Equipment (1.4%):
54,606	Arris Group, Inc.*	759,569
4,996	Bel Fuse, Inc., Class B	87,980
8,512	Black Box Corp.	244,294
8,676	Comtech Telecommunications Corp.	247,960

Shares		Fair Value

Common Stocks, continued
Communications Equipment, continued
12,487	Digi International, Inc.*	$127,867
56,886	Harmonic, Inc.*	242,334
18,357	NETGEAR, Inc.*	633,500
9,209	Oplink Communications, Inc.*	124,598
8,928	PC-Tel, Inc.	57,764
20,104	Symmetricom, Inc.*	120,423
20,841	ViaSat, Inc.*	787,165

		3,433,454

Computers & Peripherals (0.9%):
17,207	3D Systems Corp.*^	587,447
14,344	Avid Technology, Inc.*	106,576
24,887	Intermec, Inc.*	154,299
11,138	Intevac, Inc.*	83,758
15,350	Novatel Wireless, Inc.*	38,221
10,292	Stratasys, Inc.*	509,969
13,649	Super Micro Computer, Inc.*	216,473
16,281	Synaptics, Inc.*^	466,125

		2,162,868

Construction & Engineering (0.8%):
18,903	Aegion Corp.*	338,174
18,034	Comfort Systems USA, Inc.	180,701
16,239	Dycom Industries, Inc.*	302,208
32,251	Emcor Group, Inc.	897,223
13,028	Orion Marine Group, Inc.*	90,675

		1,808,981

Construction Materials (0.6%):
21,884	Eagle Materials, Inc.	817,149
29,782	Headwaters, Inc.*	153,377
13,525	Texas Industries, Inc.^	527,610

		1,498,136

Consumer Finance (0.9%):
14,189	Cash America International, Inc.^	624,883
21,436	EZCORP, Inc., Class A*	502,889
13,820	First Cash Financial Services, Inc.*	555,149
6,746	World Acceptance Corp.*^	443,887

		2,126,808

Containers & Packaging (0.1%):
16,226	Myers Industries, Inc.	278,438

Distributors (0.4%):
22,942	Pool Corp.	928,233
9,190	VOXX International Corp.*	85,651

		1,013,884

Diversified Consumer Services (1.1%):
8,719	American Public Education*^	279,008
6,516	Capella Education Co.*	226,496
25,729	Career Education Corp.*	172,127
15,125	Coinstar, Inc.*^	1,038,483

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Diversified Consumer Services, continued
41,290	Corinthian Colleges, Inc.*	$119,328
30,253	Hillenbrand, Inc.	556,050
11,055	Lincoln Educational Services Corp.	71,858
10,422	Universal Technical Institute, Inc.	140,801

		2,604,151

Diversified Financial Services (0.1%):
18,792	Interactive Brokers Group, Inc., Class A	276,618

Diversified Telecommunication Services (0.4%):
4,541	Atlantic Tele-Network, Inc.	153,168
14,710	Cbeyond, Inc.*	99,587
95,353	Cincinnati Bell, Inc.*	354,713
15,885	General Communication, Inc., Class A*	132,004
7,469	Lumos Networks Corp.^	70,582
15,376	Neutral Tandem, Inc.*	202,656

		1,012,710

Electric Utilities (1.2%):
16,222	ALLETE, Inc.	678,079
19,350	El Paso Electric Co.	641,646
24,416	UIL Holdings Corp.	875,558
19,448	UNS Energy Corp.	746,998

		2,942,281

Electrical Equipment (1.7%):
6,105	AZZ, Inc.	373,992
21,986	Belden CDT, Inc.	733,233
25,411	Brady Corp., Class A	699,057
9,332	Encore Wire Corp.	249,911
23,171	EnerSys*	812,607
9,177	Franklin Electric Co., Inc.	469,220
26,512	II-VI, Inc.*	441,955
4,314	Powell Industries, Inc.*	161,171
9,355	Vicor Corp.	64,924

		4,006,070

Electronic Equipment, Instruments & Components (3.9%):
7,052	Agilysys, Inc.*	61,141
13,487	Anixter International, Inc.	715,485
7,010	Badger Meter, Inc.^	263,226
27,851	Benchmark Electronics, Inc.*	388,521
33,221	Brightpoint, Inc.*	179,726
19,467	Checkpoint Systems, Inc.*	169,558
20,702	Cognex Corp.	655,218
16,501	CTS Corp.	155,439
17,858	Daktronics, Inc.	123,399
7,952	DTS, Inc.*	207,388
11,731	Electro Scientific Industries, Inc.	138,660
8,181	FARO Technologies, Inc.*	344,256

Shares		Fair Value

Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
18,326	FEI Co.*	$876,716
21,474	Insight Enterprises, Inc.*	361,407
10,473	Littlelfuse, Inc.	595,809
7,329	Measurement Specialties, Inc.*	238,266
15,078	Mercury Computer Systems, Inc.*	194,959
17,923	Methode Electronics, Inc.	152,525
7,775	MTS Systems Corp.	299,726
18,484	Newport Corp.*	222,178
9,597	OSI Systems, Inc.*	607,874
10,082	Park Electrochemical Corp.	260,922
16,908	Plexus Corp.*	476,806
20,076	Pulse Electronics Corp.	39,550
11,206	RadiSys Corp.*	70,374
13,841	Rofin-Sinar Technologies, Inc.*	262,010
7,867	Rogers Corp.*	311,612
13,332	ScanSource, Inc.*	408,492
12,584	SYNNEX Corp.*	434,022
24,962	TTM Technologies, Inc.*	234,892

		9,450,157

Energy Equipment & Services (2.2%):
14,453	Basic Energy Services, Inc.*^	149,155
17,286	Bristow Group, Inc.	703,022
31,346	Exterran Holdings, Inc.*^	399,662
6,926	Gulf Island Fabrication, Inc.	195,382
17,066	Hornbeck Offshore Services, Inc.*	661,819
61,706	ION Geophysical Corp.*	406,643
16,235	Lufkin Industries, Inc.	881,885
12,455	Matrix Service Co.*	141,364
3,090	OYO Geospace Corp.*	278,069
29,937	Pioneer Drilling Co.*	238,598
10,208	SEACOR Holdings, Inc.*	912,391
37,652	TETRA Technologies, Inc.*	268,459

		5,236,449

Food & Staples Retailing (1.3%):
8,900	Andersons, Inc. (The)	379,674
18,395	Casey’s General Stores, Inc.	1,085,121
5,923	Nash Finch Co.	127,226
10,466	Spartan Stores, Inc.	189,749
23,593	United Natural Foods, Inc.*	1,294,312

		3,076,082

Food Products (2.5%):
23,366	B&G Foods, Inc.^	621,536
6,951	Cal-Maine Foods, Inc.	271,784
6,051	Calavo Growers, Inc.^	154,785
56,835	Darling International, Inc.*	937,209
10,736	Diamond Foods, Inc.^	191,530
21,613	Hain Celestial Group, Inc.*	1,189,580
7,022	J & J Snack Foods Corp.	415,000

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Food Products, continued
9,438	Sanderson Farms, Inc.^	$432,449
4,461	Seneca Foods Corp., Class A*	120,001
22,713	Snyders-Lance, Inc.	573,049
17,367	TreeHouse Foods, Inc.*	1,081,790

		5,988,713

Gas Utilities (2.0%):
10,871	Laclede Group, Inc. (The)	432,774
20,072	New Jersey Resources Corp.	875,340
12,946	Northwest Natural Gas Co.	616,230
34,946	Piedmont Natural Gas Co., Inc.^	1,124,912
14,692	South Jersey Industries, Inc.	748,851
22,275	Southwest Gas Corp.	972,304

		4,770,411

Health Care Equipment & Supplies (3.5%):
10,496	Abaxis, Inc.*	388,352
33,783	Align Technology, Inc.*	1,130,379
5,928	Analogic Corp.	367,536
10,055	Cantel Medical Corp.	273,999
13,678	CONMED Corp.	378,470
13,593	CryoLife, Inc.*	71,091
11,973	Cyberonics, Inc.*	538,067
11,438	Greatbatch, Inc.*	259,757
12,246	Haemonetics Corp.*	907,551
6,018	ICU Medical, Inc.*	321,241
9,667	Integra LifeSciences Holdings*	359,419
15,460	Invacare Corp.	238,548
19,952	Meridian Bioscience, Inc.	408,218
20,385	Merit Medical Systems, Inc.*	281,517
14,183	Natus Medical, Inc.*	164,806
11,385	Neogen Corp.*	525,987
20,873	NuVasive, Inc.*	529,339
9,437	Palomar Medical Technologies, Inc.*	80,215
7,004	Surmodics, Inc.*	121,169
17,582	Symmetry Medical, Inc.*	150,854
16,370	West Pharmaceutical Services, Inc.	826,521

		8,323,036

Health Care Providers & Services (3.1%):
5,520	Air Methods Corp.*	542,340
3,935	Almost Family, Inc.*	87,908
14,480	Amedisys, Inc.*	180,276
19,640	AMN Healthcare Services, Inc.*^	116,465
15,293	AmSurg Corp.*	458,484
11,955	Bio-Reference Laboratories, Inc.*^	314,177
24,872	Centene Corp.*	750,140
9,295	Chemed Corp.	561,790

Shares		Fair Value

Common Stocks, continued
Health Care Providers & Services, continued
3,078	CorVel Corp.*	$150,822
14,849	Cross Country Healthcare, Inc.*	64,890
8,053	Ensign Group, Inc. (The)	227,658
14,622	Gentiva Health Services, Inc.*^	101,331
16,413	Hanger Orthopedic Group, Inc.*	420,829
16,215	Healthways, Inc.*	129,396
8,014	IPC The Hospitalist Co.*	363,195
25,592	Kindred Healthcare, Inc.*	251,569
4,589	Landauer, Inc.	263,087
7,653	LHC Group, Inc.*	129,795
13,202	Magellan Health Services, Inc.*	598,447
13,896	Molina Healthcare, Inc.*	326,000
6,149	MWI Veterinary Supply, Inc.*	631,933
14,228	PharMerica Corp.*	155,370
24,359	PSS World Medical, Inc.*	511,295

		7,337,197

Health Care Technology (0.6%):
5,350	Computer Programs & Systems, Inc.	306,127
10,857	Medidata Solutions, Inc.*	354,698
16,245	Omnicell, Inc.*	237,827
19,203	Quality Systems, Inc.^	528,275

		1,426,927

Hotels, Restaurants & Leisure (3.2%):
696	Biglari Holdings, Inc.*	268,928
11,763	BJ’s Restaurants, Inc.*	446,994
26,240	Boyd Gaming Corp.*^	188,928
8,973	Buffalo Wild Wings, Inc.*	777,421
8,846	CEC Entertainment, Inc.^	321,729
11,231	Cracker Barrel Old Country Store, Inc.	705,307
7,615	DineEquity, Inc.*	339,934
19,406	Interval Leisure Group, Inc.	368,908
21,373	Jack in the Box, Inc.*	595,879
9,631	Marcus Corp.	132,523
13,256	Marriott Vacations Worldwide Corp.*	410,671
5,650	Monarch Casino & Resort, Inc.*	51,641
13,259	Multimedia Games, Inc.*	185,626
8,746	Papa John’s International, Inc.*	416,047
6,407	Peet’s Coffee & Tea, Inc.*^	384,676
30,241	Pinnacle Entertainment, Inc.*	290,918
5,429	Red Robin Gourmet Burgers*	165,639
30,862	Ruby Tuesday, Inc.*	210,170
17,234	Ruth’s Hospitality Group, Inc.*	113,744
26,979	Shuffle Master, Inc.*	372,310
29,392	Sonic Corp.*	294,508
29,080	Texas Roadhouse, Inc.	535,944

		7,578,445

continued

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Household Durables (1.4%):
16,893	American Greetings Corp., Class A^	$246,976
5,250	Blyth, Inc.	181,440
12,596	Ethan Allen Interiors, Inc.^	251,038
15,323	Helen of Troy, Ltd.*	519,296
13,283	iRobot Corp.*^	294,218
25,050	La-Z-Boy, Inc.*	307,865
9,091	M/I Homes, Inc.*	157,456
13,621	Meritage Corp.*	462,297
21,563	Ryland Group, Inc. (The)	551,582
49,165	Standard Pacific Corp.*^	304,331
7,239	Universal Electronics, Inc.*	95,338

		3,371,837

Household Products (0.3%):
20,625	Central Garden & Pet Co., Class A*	224,606
7,676	WD-40 Co.	382,342

		606,948

Industrial Conglomerates (0.1%):
6,082	Standex International Corp.	258,911

Insurance (2.3%):
8,745	Amerisafe, Inc.*	226,933
9,462	eHealth, Inc.*	152,433
15,039	Employers Holdings, Inc.^	271,303
19,140	Horace Mann Educators Corp.	334,567
5,715	Infinity Property & Casualty Corp.	329,584
24,401	Meadowbrook Insurance Group, Inc.	214,485
19,639	National Financial Partners Corp.*	263,163
5,220	Navigators Group, Inc.*	261,261
10,399	Presidential Life Corp.	102,222
14,810	ProAssurance Corp.	1,319,423
8,094	RLI Corp.	552,011
7,400	Safety Insurance Group, Inc.	300,736
26,493	Selective Insurance Group, Inc.	461,243
9,357	Stewart Information Services Corp.^	143,630
19,067	Tower Group, Inc.	397,928
10,049	United Fire Group, Inc.	214,345

		5,545,267

Internet & Catalog Retail (0.2%):
6,676	Blue Nile, Inc.*^	198,344
13,759	Nutri/System, Inc.^	159,054
9,850	PetMed Express, Inc.^	119,776

		477,174

Internet Software & Services (1.9%):
19,362	Blucora, Inc.*	238,540

Shares		Fair Value

Common Stocks, continued
Internet Software & Services, continued
17,089	comScore, Inc.*	$281,285
20,513	DealerTrack Holdings, Inc.*	617,647
17,852	Digital River, Inc.*	296,700
22,346	j2 Global, Inc.^	590,381
11,464	Liquidity Services, Inc.*	586,842
23,676	LivePerson, Inc.*	451,265
10,361	LogMeIn, Inc.*	316,218
10,909	OpenTable, Inc.*^	491,014
15,457	Perficient, Inc.*	173,582
12,416	QuinStreet, Inc.*	114,972
6,712	Stamps.com, Inc.*	165,585
44,096	United Online, Inc.	186,085
12,651	XO Group, Inc.*	112,214

		4,622,330

IT Services (1.8%):
12,870	CACI International, Inc., Class A*	708,107
21,324	Cardtronics, Inc.*	644,198
34,968	CIBER, Inc.*	150,712
16,445	CSG Systems International, Inc.*	284,170
8,004	Exlservice Holdings, Inc.*	197,219
7,083	Forrester Research, Inc.	239,830
18,727	Heartland Payment Systems, Inc.	563,308
14,554	Higher One Holdings, Inc.*^	177,850
14,664	iGATE Corp.*	249,581
16,406	Maximus, Inc.	849,011
3,819	NCI, Inc., Class A*	15,467
12,057	TeleTech Holdings, Inc.*	192,912
9,072	Virtusa Corp.*	121,111

		4,393,476

Leisure Equipment & Products (0.8%):
6,157	Arctic Cat, Inc.*	225,100
43,144	Brunswick Corp.	958,660
31,328	Callaway Golf Co.^	185,148
12,586	JAKKS Pacific, Inc.	201,502
9,258	Sturm, Ruger & Co., Inc.^	371,709

		1,942,119

Life Sciences Tools & Services (0.7%):
33,970	Affymetrix, Inc.*	159,319
14,477	Cambrex Corp.*	136,228
16,489	Enzo Biochem, Inc.*	27,537
21,125	eResearch Technology, Inc.*	168,789
18,185	Luminex Corp.*	445,351
28,941	PAREXEL International Corp.*	817,004

		1,754,228

Machinery (3.6%):
33,010	Actuant Corp., Class A^	896,552
13,683	Albany International Corp., Class A	256,009
9,696	Astec Industries, Inc.*	297,473

continued

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Machinery, continued
22,512	Barnes Group, Inc.	$546,816
23,501	Briggs & Stratton Corp.^	411,033
4,211	Cascade Corp.	198,128
8,417	CIRCOR International, Inc.	286,936
9,954	EnPro Industries, Inc.*	371,981
12,921	ESCO Technologies, Inc.	470,841
30,050	Federal Signal Corp.*	175,492
13,997	John Bean Technologies Corp.	189,939
15,493	Kaydon Corp.	331,395
6,147	Lindsay Corp.^	398,940
8,363	Lydall, Inc.*	113,068
18,476	Mueller Industries, Inc.	786,893
21,210	Robbins & Myers, Inc.	887,002
9,102	Tennant Co.	363,625
14,459	Toro Co.	1,059,700
14,200	Watts Water Technologies, Inc., Class A	473,428

		8,515,251

Media (0.7%):
12,779	Arbitron, Inc.	447,265
13,294	Digital Generation, Inc.*^	164,447
15,284	E.W. Scripps Co. (The), Class A*	146,879
21,477	Harte-Hanks, Inc.	196,300
71,718	Live Nation, Inc.*	658,371

		1,613,262

Metals & Mining (1.3%):
8,175	A.M. Castle & Co.*^	86,818
53,655	AK Steel Holding Corp.^	314,955
12,182	AMCOL International Corp.	344,872
26,077	Century Aluminum Co.*	191,144
30,134	Globe Specialty Metals, Inc.	404,700
5,941	Haynes International, Inc.	302,634
7,649	Kaiser Aluminum Corp.	396,524
9,925	Materion Corp.	228,573
4,528	Olympic Steel, Inc.	74,350
14,660	RTI International Metals, Inc.*	331,756
33,821	SunCoke Energy, Inc.*^	495,478

		3,171,804

Multi-Utilities (0.8%):
28,356	Avista Corp.	757,105
7,211	CH Energy Group, Inc.	473,691
17,557	NorthWestern Corp.	644,342

		1,875,138

Multiline Retail (0.1%):
17,708	Fred’s, Inc.^	270,755
20,248	Tuesday Morning Corp.*	86,864

		357,619

Oil, Gas & Consumable Fuels (1.7%):
13,288	Approach Resources, Inc.*^	339,375

Shares		Fair Value

Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
29,507	Cloud Peak Energy, Inc.*	$498,963
23,303	Comstock Resources, Inc.*	382,635
6,171	Contango Oil & Gas Co.*	365,323
9,667	GeoResources, Inc.*	353,909
21,793	Gulfport Energy Corp.*	449,590
12,932	Overseas Shipholding Group, Inc.^	143,674
14,594	PDC Energy, Inc.*	357,845
22,311	Penn Virginia Corp.	163,763
27,609	PetroQuest Energy, Inc.*^	138,045
23,911	Stone Energy Corp.*	605,905
20,706	Swift Energy Co.*	385,339

		4,184,366

Paper & Forest Products (1.0%):
19,047	Buckeye Technologies, Inc.	542,649
11,305	Clearwater Paper Corp.*	385,727
5,263	Deltic Timber Corp.	320,938
18,924	KapStone Paper & Packaging Corp.*	299,945
7,657	Neenah Paper, Inc.	204,365
7,539	Schweitzer-Mauduit International, Inc.	513,707
23,978	Wausau Paper Corp.	233,306

		2,500,637

Personal Products (0.3%):
7,849	Inter Parfums, Inc.	135,552
6,697	Medifast, Inc.*^	131,797
24,232	Prestige Brands Holdings, Inc.*	383,108

		650,457

Pharmaceuticals (2.4%):
32,637	Akorn, Inc.*	514,686
5,020	Hi-Tech Pharmacal Co., Inc.*	162,648
26,644	Medicines Co. (The)*	611,213
17,762	Par Pharmaceutical Cos., Inc.*	641,919
29,080	Questcor Pharmaceuticals, Inc.*^	1,548,219
28,046	Salix Pharmaceuticals, Ltd.*	1,526,824
33,684	ViroPharma, Inc.*	798,311

		5,803,820

Professional Services (1.0%):
6,256	CDI Corp.	102,598
14,698	Dolan Co. (The)*	98,918
6,485	Exponent, Inc.*	342,603
8,779	Heidrick & Struggles International, Inc.	153,633
10,947	Insperity, Inc.	296,116
13,696	Kelly Services, Inc., Class A	176,815
25,000	Navigant Consulting, Inc.*	316,000
20,840	On Assignment, Inc.*	332,606

continued

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Professional Services, continued
20,530	Resources Connection, Inc.	$252,519
19,537	Trueblue, Inc.*	302,433

		2,374,241

Real Estate Investment Trusts (REITs) (8.1%):
21,213	Acadia Realty Trust	491,717
27,534	Cedar Shopping Centers, Inc.	139,047
42,472	Colonial Properties Trust	940,330
50,386	Cousins Properties, Inc.	390,492
81,115	DiamondRock Hospitality, Co.	827,373
13,660	EastGroup Properties, Inc.	728,078
22,626	Entertainment Properties Trust	930,155
50,182	Extra Space Storage, Inc.	1,535,569
34,922	Franklin Street Properties Corp.	369,475
13,155	Getty Realty Corp.^	251,918
37,660	Healthcare Realty Trust, Inc.	897,814
37,519	Inland Real Estate Corp.	314,409
32,964	Kilroy Realty Corp.	1,595,787
30,741	Kite Realty Group Trust	153,398
41,367	LaSalle Hotel Properties	1,205,434
65,471	Lexington Realty Trust^	554,539
14,691	LTC Properties, Inc.	532,989
65,526	Medical Properties Trust, Inc.	630,360
19,775	Mid-America Apartment Communities, Inc.	1,349,446
9,763	Parkway Properties, Inc.	111,689
27,053	Pennsylvania Real Estate Investment Trust	405,254
25,948	Post Properties, Inc.	1,270,155
9,019	PS Business Parks, Inc.	610,767
17,829	Sabra Health Care REIT, Inc.	305,054
5,754	Saul Centers, Inc.	246,674
14,008	Sovran Self Storage, Inc.	701,661
44,756	Tanger Factory Outlet Centers, Inc.	1,434,430
5,697	Universal Health Realty Income Trust	236,596
11,232	Urstadt Biddle Properties, Inc., Class A	222,057

		19,382,667

Real Estate Management & Development (0.1%):
16,854	Forestar Group, Inc.*	215,900

Road & Rail (0.8%):
12,273	Arkansas Best Corp.	154,640
27,597	Heartland Express, Inc.	394,913
28,496	Knight Transportation, Inc.	455,651
22,754	Old Dominion Freight Line, Inc.*	985,021

		1,990,225

Semiconductors & Semiconductor Equipment (4.8%):
19,193	Advanced Energy Industries, Inc.*	257,570

Shares		Fair Value

Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
15,436	ATMI, Inc.*	$317,519
32,105	Brooks Automation, Inc.	303,071
11,391	Cabot Microelectronics Corp.	332,731
11,208	CEVA, Inc.*^	197,373
31,159	Cirrus Logic, Inc.*	931,031
11,862	Cohu, Inc.	120,518
14,951	Cymer, Inc.*	881,361
17,824	Diodes, Inc.*	334,556
9,726	DSP Group, Inc.*	61,663
42,741	Entropic Communications, Inc.*	241,059
21,958	Exar Corp.*	179,177
57,166	GT Advanced Technologies, Inc.*	301,836
13,555	Hittite Microwave Corp.*	692,932
32,281	Kopin Corp.*	111,047
35,800	Kulicke & Soffa Industries, Inc.*	319,336
23,602	Micrel, Inc.	224,927
42,938	Microsemi Corp.*	793,924
25,379	MKS Instruments, Inc.	734,214
14,706	Monolithic Power Systems, Inc.*	292,208
8,471	Nanometrics, Inc.*	130,115
11,466	Pericom Semiconductor Corp.*	103,194
13,718	Power Integrations, Inc.	511,681
8,473	Rubicon Technology, Inc.*	86,425
15,448	Rudolph Technologies, Inc.*	134,707
15,970	Sigma Designs, Inc.*	101,889
10,750	Standard Microsystems Corp.*	396,568
20,563	STR Holdings, Inc.*^	93,767
5,864	Supertex, Inc.*	110,536
25,098	Tessera Technologies, Inc.	385,756
81,469	TriQuint Semiconductor, Inc.*	448,080
12,671	Ultratech, Inc.*	399,137
18,781	Veeco Instruments, Inc.*^	645,315
12,265	Volterra Semiconductor Corp.*	287,614

		11,462,837

Software (3.3%):
21,816	Blackbaud, Inc.	560,017
17,769	Bottomline Technologies, Inc.*	320,730
21,582	CommVault Systems, Inc.*	1,069,820
15,151	Ebix, Inc.^	302,262
15,457	EPIQ Systems, Inc.	189,348
7,059	Interactive Intelligence Group*	199,134
20,555	JDA Software Group, Inc.*	610,278
9,814	Manhattan Associates, Inc.*	448,598
3,930	MicroStrategy, Inc., Class A*	510,350
17,687	Monotype Imaging Holdings, Inc.*	296,611
16,786	NetScout Systems, Inc.*	362,410
7,165	OPNET Technologies, Inc.	190,517
30,376	Progress Software Corp.*	633,947
14,223	Sourcefire, Inc.*	731,062

continued

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Software, continued
13,218	Synchronoss Technologies, Inc.*	$244,136
43,447	Take-Two Interactive Software, Inc.*	411,009
11,933	Tyler Technologies, Inc.*	481,497
14,093	VASCO Data Security International, Inc.*	115,281
17,976	Websense, Inc.*	336,691

		8,013,698

Specialty Retail (4.7%):
10,586	Big 5 Sporting Goods Corp.	80,030
20,732	Brown Shoe Co., Inc.^	267,650
13,203	Buckle, Inc. (The)^	522,443
21,081	Cabela’s, Inc., Class A*	797,073
14,099	Cato Corp.	429,455
11,722	Children’s Place Retail Stores, Inc. (The)*	584,107
17,198	Christopher & Banks Corp.	20,294
41,809	Coldwater Creek, Inc.*	22,828
25,119	Finish Line, Inc. (The), Class A	525,238
11,800	Genesco, Inc.*	709,770
11,080	Group 1 Automotive, Inc.	505,359
9,283	Haverty Furniture Co., Inc.	103,691
12,683	Hibbett Sports, Inc.*	731,936
20,308	Hot Topic, Inc.	196,784
13,447	Jos. A. Bank Clothiers, Inc.*	570,960
7,368	Kirkland’s, Inc.*	82,890
10,478	Lithia Motors, Inc., Class A	241,518
13,301	Lumber Liquidators Holdings, Inc.*	449,441
11,273	MarineMax, Inc.*	107,206
24,619	Men’s Wearhouse, Inc. (The)	692,779
14,935	Monro Muffler Brake, Inc.	496,439
42,019	OfficeMax, Inc.*	212,616
25,564	Pep Boys – Manny, Moe & Jack	253,084
7,624	Rue21, Inc.*^	192,430
27,409	Select Comfort Corp.*	573,396
16,967	Sonic Automotive, Inc., Class A^	231,939
14,953	Stage Store, Inc.	273,939
13,155	Stein Mart, Inc.*	104,582
14,228	Vitamin Shoppe, Inc.*	781,544
12,381	Zale Corp.*	33,305
10,602	Zumiez, Inc.*^	419,839

		11,214,565

Textiles, Apparel & Luxury Goods (2.2%):
43,436	Crocs, Inc.*	701,491
52,520	Fifth & Pacific Cos., Inc.*	563,540
34,239	Iconix Brand Group, Inc.*	598,155
13,198	K-Swiss, Inc., Class A*	40,650
11,429	Maidenform Brands, Inc.*	227,666
8,514	Movado Group, Inc.	213,020
6,719	Oxford Industries, Inc.	300,339

Shares or Principal Amount		Fair Value

Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
6,070	Perry Ellis International, Inc.*	$125,953
60,072	Quiksilver Resources, Inc.*	139,968
17,901	Skechers U.S.A., Inc., Class A*	364,643
19,065	Steven Madden, Ltd.*	605,314
12,469	True Religion Apparel, Inc.	361,352
23,508	Wolverine World Wide, Inc.	911,640

		5,153,731

Thrifts & Mortgage Finance (1.0%):
22,663	Bank Mutual Corp.	99,944
33,738	Brookline Bancorp, Inc.	298,581
13,713	Dime Community Bancshares	182,246
47,176	Northwest Bancshares, Inc.	552,431
22,036	Oritani Financial Corp.	317,098
25,823	Provident Financial Services, Inc.	396,383
45,445	TrustCo Bank Corp.	248,130
15,707	ViewPoint Financial Group	245,657

		2,340,470

Tobacco (0.1%):
42,348	Alliance One International, Inc.*	146,524

Trading Companies & Distributors (0.5%):
20,393	Applied Industrial Technologies, Inc.	751,482
12,757	Kaman Corp., Class A	394,702
1,762	Lawson Products, Inc.	16,298

		1,162,482

Water Utilities (0.2%):
9,118	American States Water Co.	360,890

Wireless Telecommunication Services (0.1%):
7,247	NTELOS Holdings Corp.	136,606
10,700	USA Mobility, Inc.	137,602

		274,208

Total Common Stocks (Cost $197,463,728)		234,360,950

Right (0.0%):
Electronic Equipment, Instruments & Components (0.0%):
10,537	Gerber Scientific, Inc.*(a)	—

Total Right (Cost $—)		—

Securities Held as Collateral for Securities on Loan (9.2%):
$21,989,602	Allianz Variable Insurance Products Securities Lending Collateral Trust(b)	21,989,602

Total Securities Held as Collateral for Securities on Loan (Cost $21,989,602)		21,989,602

continued

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Unaffiliated Investment Company (1.8%):
4,319,464	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(c)	$4,319,464

Total Unaffiliated Investment Company (Cost $4,319,464)		4,319,464

Total Investment Securities (Cost $223,772,794)(d) — 108.9%		260,670,016
Net other assets (liabilities) — (8.9)%		(21,280,288)

Net Assets — 100.0%		$239,389,728

Percentages indicated are based on net assets as of June 30, 2012.

*	Non-income producing security

^	This security or a partial position of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $22,015,307.

(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2012. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2012.

(c)	The rate represents the effective yield at time of purchase.

(d)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $389,000 has been segregated to cover margin requirements for the following open contracts of June 30, 2012:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Russell 2000 Index Mini September Futures	Long	9/24/12	64	$5,090,560	$225,796

See accompanying notes to the financial statements.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets:
Investment securities, at cost	$223,772,794

Investment securities, at value*	$260,670,016
Segregated cash for collateral	389,000
Interest and dividends receivable	255,974
Receivable for capital shares issued	201,676
Receivable for investments sold	162,334
Receivable for variation margin on futures contracts	146,639
Prepaid expenses	919

Total Assets	261,826,558

Liabilities:
Payable for investments purchased	301,438
Payable for collateral received on loaned securities	21,989,602
Manager fees payable	48,392
Administration fees payable	8,883
Distribution fees payable	46,531
Custodian fees payable	6,640
Administrative and compliance services fees payable	1,832
Other accrued liabilities	33,512

Total Liabilities	22,436,830

Net Assets	$239,389,728

Net Assets Consist of:
Capital	$207,654,689
Accumulated net investment income/(loss)	2,160,765
Accumulated net realized gains/(losses) from investment transactions	(7,548,744)
Net unrealized appreciation/(depreciation) on investments	37,123,018

Net Assets	$239,389,728

Shares of beneficial interest (unlimited number of shares authorized, no par value)	22,512,259
Net Asset Value (offering and redemption price per share)	$10.63

*	Includes securities on loan of $22,015,307.
Statement of Operations

For the Six Months Ended June 30, 2012

(Unaudited)

Investment Income:
Dividends	$1,816,536
Income from securities lending	118,931

Total Investment Income	1,935,467

Expenses:
Manager fees	294,946
Administration fees	48,394
Distribution fees	283,603
Custodian fees	18,480
Administrative and compliance services fees	3,732
Trustee fees	8,105
Professional fees	8,865
Shareholder reports	14,184
Other expenses	27,807

Total expenses	708,116

Net Investment Income/(Loss)	1,227,351

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	3,981,878
Net realized gains/(losses) on futures contracts	(169,764)
Change in unrealized appreciation/depreciation on investments	10,634,375

Net Realized/Unrealized Gains/(Losses) on Investments	14,446,489

Change in Net Assets Resulting From Operations	$15,673,840

See accompanying notes to the financial statements.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Statements of Changes in Net Assets

	AZL Small Cap Stock Index Fund
	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$1,227,351	$933,430
Net realized gains/(losses) on investment transactions	3,812,114	11,208,481
Change in unrealized appreciation/depreciation on investments	10,634,375	(11,731,697)

Change in net assets resulting from operations	15,673,840	410,214

Dividends to Shareholders:
From net investment income	—	(1,102,746)

Change in net assets resulting from dividends to shareholders	—	(1,102,746)

Capital Transactions:
Proceeds from shares issued	27,453,427	41,673,815
Proceeds from dividends reinvested	—	1,102,746
Value of shares redeemed	(7,632,430)	(38,156,159)

Change in net assets resulting from capital transactions	19,820,997	4,620,402

Change in net assets	35,494,837	3,927,870
Net Assets:
Beginning of period	203,894,891	199,967,021

End of period	$239,389,728	$203,894,891

Accumulated net investment income/(loss)	$2,172,749	$933,414

Share Transactions:
Shares issued	2,593,983	4,199,484
Dividends reinvested	—	120,783
Shares redeemed	(738,149)	(3,855,068)

Change in shares	1,855,834	465,199

See accompanying notes to the financial statements.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2012		Year Ended December 31,				May 1, 2007 to December 31, 2007 (a)
			2011	2010	2009	2008
	(Unaudited)
Net Asset Value, Beginning of Period	$9.87		$9.90	$7.94	$6.36	$9.27	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.05		0.05	0.07	0.04	0.03	0.04
Net Realized and Unrealized Gains/(Losses) on Investments	0.71		(0.03)	1.94	1.54	(2.90)	(0.63)

Total from Investment Activities	0.76		0.02	2.01	1.58	(2.87)	(0.59)

Dividends to Shareholders From:
Net Investment Income	—		(0.05)	(0.05)	—	(0.03)	(0.05)
Net Realized Gains	—		—	—	—	(0.01)	(0.09)

Total Dividends	—		(0.05)	(0.05)	—	(0.04)	(0.14)

Net Asset Value, End of Period	$10.63		$9.87	$9.90	$7.94	$6.36	$9.27

Total Return(b)	7.70	%(c)	0.29%	25.49%	24.84%	(30.94)%	(5.83	)%(c)
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$239,390		$203,895	$199,967	$193,665	$119,265	$22,061
Net Investment Income/(Loss)(d)	1.09%		0.46%	0.62%	0.68%	1.09%	0.73%
Expenses Before Reductions(d) (e)	0.61%		0.63%	0.65%	0.67%	0.77%	0.87%
Expenses Net of Reductions(d)	0.61%		0.62%	0.58%	0.58%	0.60%	0.58%
Portfolio Turnover Rate	5	%(c)	21%	24%	25%	89%	19	%(c)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Small Cap Stock Index Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2012 are presented on the Fund’s Schedule of Portfolio Investments (“Schedule”). The average outstanding amount of securities on loan was $35.2 million for the period ended June 30, 2012.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $11,852 during the period ended June 30, 2012. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Fund may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2012, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2012, the Fund used futures contracts to provide equity exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $4.9 million as of June 30, 2012. The monthly average notional amount for these contracts was $3.9 for the period ended June 30, 2012.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair value of derivative instruments as of June 30, 2012:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*
Equity Contracts	Receivable for variation margin on futures contracts	$225,796	Payable for variation margin on futures contracts	$—

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2012:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Equity Contracts	Net realized gains/(losses) on futures contracts/ change in unrealized appreciation/depreciation on investments	$(169,794)	$220,979

New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and BlackRock Investment Management LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2013.

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Small Cap Stock Index Fund	0.26%	0.71%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2012, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2012	Expires 12/31/2013	Expires 12/31/2014	Total
AZL Small Cap Stock Index Fund	$139,199	$124,909	$30,975	$295,083

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2012, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $1,327 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting and a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$234,360,950	$—	$—	$234,360,950
Securities Held as Collateral for Securities on Loan	—	21,989,602	—	21,989,602
Unaffiliated Investment Company	4,319,464	—	—	4,319,464

Total Investment Securities	$238,680,414	$21,989,602	$—	$260,670,016

Other Financial Instruments:*
Futures Contracts	225,796	—	—	225,796

Total Investments	$238,906,210	$21,989,602	$—	$260,895,812

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts, forward contracts and options contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

Quantitative Information about Level 3 Fair Value Measurements
Type of Assets	Fair Value at 06/30/2012	Valuation Basis at 06/30/2012	Valuation Technique(s)	Unobservable Input(s)	Range	Weighted Average
Investment Securities:
Rights:
Electronic Equipment, Instruments & Components:
Gerber Scientific, Inc.	$—	Valued at zero	Discount of the last traded price	Discount rate	—	—

Total Investment Securities	$—

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Small Cap Stock Index Fund	$30,110,004	$12,088,678

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $232,868,723. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$51,229,987
Unrealized depreciation	(23,428,694)

Net unrealized appreciation	$27,801,293

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

As of the end of their tax year ended December 31, 2011, the following Portfolios have capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Short-term Amount	Expires
AZL Small Cap Stock Index Fund	$2,002,410	12/31/2017

During the year ended December 31, 2011, the Fund utilized $10,600,991 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2011 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Small Cap Stock Index Fund	$1,102,746	$—	$1,102,746

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Accumulated Capital and Other Losses	Accumulated Capital and Other Losses	Unrealized Appreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Small Cap Stock Index Fund	$933,414	$(2,002,410)	$17,130,195	$16,061,199

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2012.

7.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

22

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

AZL® Oppenheimer Discovery Fund

(formerly AZL® Turner Quantitative Small Cap Growth Fund)

Semi-Annual Report

June 30, 2012

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Oppenheimer Discovery Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Oppenheimer Discovery Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Oppenheimer Discovery Fund	$1,000.00	$1,121.50	$6.22	1.18%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1-1-12	Ending Account Value 6-30-12	Expense Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period** 1/1/12 - 6/30/12
AZL Oppenheimer Discovery Fund	$1,000.00	$1,019.00	$5.92	1.18%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Excludes expenses paid indirectly.

Portfolio Composition

(Unaudited)

Investments	Percent of net assets+
Information Technology	29.3%
Health Care	19.5
Consumer Discretionary	17.5
Industrials	13.8
Securities Held as Collateral for Securities on Loan	11.6
Financials	6.0
Unaffiliated Investment Company	5.0
Energy	3.5
Consumer Staples	3.4
Materials	2.9

Total	112.5%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Oppenheimer Discovery Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks (95.9%):
Aerospace & Defense (2.6%):
29,040	BE Aerospace, Inc.*	$1,267,886
48,320	Hexcel Corp.*	1,246,173

		2,514,059

Biotechnology (4.1%):
18,990	ARIAD Pharmaceuticals, Inc.*	326,818
27,640	Cepheid, Inc.*	1,236,890
26,720	Cubist Pharmaceuticals, Inc.*	1,012,955
32,710	Incyte Corp.*^	742,517
6,670	Medivation, Inc.*	609,638

		3,928,818

Capital Markets (0.8%):
14,100	Cohen & Steers, Inc.^	486,591
35,450	WisdomTree Investments, Inc.*	232,907

		719,498

Chemicals (1.7%):
13,430	American Vanguard Corp.	357,104
12,440	Cytec Industries, Inc.	729,481
16,870	H.B. Fuller Co.	517,909

		1,604,494

Commercial Banks (3.2%):
72,910	PrivateBancorp, Inc.	1,076,152
12,440	Signature Bank*	758,467
30,850	Texas Capital Bancshares, Inc.*	1,246,031

		3,080,650

Commercial Services & Supplies (1.0%):
16,660	Clean Harbors, Inc.*	939,957

Communications Equipment (1.2%):
45,490	Procera Networks, Inc.*	1,105,862

Construction Materials (0.8%):
21,710	Eagle Materials, Inc.	810,651

Diversified Financial Services (0.3%):
10,490	MarketAxess Holdings, Inc.	279,454

Electrical Equipment (0.5%):
12,110	Polypore International, Inc.*^	489,123

Electronic Equipment, Instruments & Components (2.4%):
5,620	Audience, Inc.*^	108,354
11,400	IPG Photonics Corp.*^	496,926
26,200	OSI Systems, Inc.*	1,659,508

		2,264,788

Energy Equipment & Services (2.7%):
20,560	Atwood Oceanics, Inc.*	777,991
8,670	Dril-Quip, Inc.*	568,665
18,320	Forum Energy Technologies, Inc.*^	360,721
12,850	Hornbeck Offshore Services, Inc.*	498,323
6,520	Lufkin Industries, Inc.	354,166

		2,559,866

Shares		Fair Value

Common Stocks, continued
Food & Staples Retailing (1.5%):
18,540	Fresh Market, Inc. (The)*^	$994,300
2,710	Susser Holdings Corp.*	100,731
6,440	United Natural Foods, Inc.*	353,298

		1,448,329

Food Products (0.7%):
4,760	Annie’s, Inc.*^	199,254
8,680	Hain Celestial Group, Inc.*	477,747

		677,001

Health Care Equipment & Supplies (6.6%):
15,950	Align Technology, Inc.*	533,687
15,540	Cooper Cos., Inc. (The)	1,239,470
66,290	Endologix, Inc.*	1,023,518
12,670	Gen-Probe, Inc.*	1,041,474
13,290	Insulet Corp.*	284,007
11,480	NxStage Medical, Inc.*	192,405
19,040	Orthofix International NV*	785,400
21,750	Sirona Dental Systems, Inc.*	978,967
1,580	Tornier NV*	35,424
7,470	Volcano Corp.*	214,016

		6,328,368

Health Care Providers & Services (5.2%):
5,480	Air Methods Corp.*	538,410
18,730	Catalyst Health Solutions, Inc.*	1,750,131
29,260	HMS Holdings Corp.*	974,650
10,700	MWI Veterinary Supply, Inc.*	1,099,639
23,740	Team Health Holdings, Inc.*	571,897

		4,934,727

Health Care Technology (0.7%):
8,140	Athenahealth, Inc.*^	644,444

Hotels, Restaurants & Leisure (5.6%):
20,740	Bally Technologies, Inc.*	967,728
11,760	BJ’s Restaurants, Inc.*	446,880
11,150	Buffalo Wild Wings, Inc.*	966,036
16,120	Domino’s Pizza, Inc.	498,269
8,130	Panera Bread Co., Class A*	1,133,647
11,740	Peet’s Coffee & Tea, Inc.*^	704,870
44,870	Shuffle Master, Inc.*	619,206

		5,336,636

Household Durables (0.9%):
133,690	Standard Pacific Corp.*^	827,541

Insurance (1.4%):
15,110	ProAssurance Corp.	1,346,150

Internet Software & Services (4.4%):
26,140	Bankrate, Inc.*	480,715
3,110	Bazaarvoice, Inc.*^	56,602
47,490	Cornerstone OnDemand, Inc.*^	1,130,737
10,950	Demandware, Inc.*^	259,406
30,760	Liquidity Services, Inc.*	1,574,604

continued

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Oppenheimer Discovery Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Internet Software & Services, continued
38,420	Web.com Group, Inc.*	$703,854

		4,205,918

IT Services (2.0%):
33,350	Cardtronics, Inc.*	1,007,503
67,510	ServiceSource International, Inc.*^	935,014

		1,942,517

Machinery (2.8%):
15,970	Chart Industries, Inc.*	1,098,097
4,800	Proto Labs, Inc.*^	138,048
18,540	Wabtec Corp.	1,446,306

		2,682,451

Metals & Mining (0.4%):
7,420	Carpenter Technology Corp.	354,973

Oil, Gas & Consumable Fuels (0.8%):
15,560	Energy XXI (Bermuda), Ltd.	486,872
12,550	Oasis Petroleum, Inc.*^	303,459

		790,331

Personal Products (1.2%):
28,750	Elizabeth Arden, Inc.*	1,115,788

Pharmaceuticals (2.8%):
20,730	Jazz Pharmaceuticals plc*	933,057
14,100	Par Pharmaceutical Cos., Inc.*	509,574
18,450	Salix Pharmaceuticals, Ltd.*	1,004,418
8,240	Vivus, Inc.*	235,170

		2,682,219

Professional Services (3.4%):
33,530	Acacia Research*	1,248,657
30,450	Advisory Board Co. (The)*	1,510,015
30,060	On Assignment, Inc.*	479,758

		3,238,430

Real Estate Investment Trusts (REITs) (0.3%):
9,900	Coresite Realty Corp.	255,618

Semiconductors & Semiconductor Equipment (4.6%):
36,500	Cirrus Logic, Inc.*	1,090,620
25,120	Mellanox Technologies, Ltd.*^	1,779,501
49,260	Monolithic Power Systems, Inc.*	978,796
34,620	Teradyne, Inc.*	486,757

		4,335,674

Software (14.9%):
78,480	Aspen Technology, Inc.*	1,816,812
22,940	BroadSoft, Inc.*^	664,342
29,690	CommVault Systems, Inc.*	1,471,733
10,060	Ellie Mae, Inc.*	181,080
46,990	Fortinet, Inc.*	1,091,108
38,860	Guidewire Software, Inc.*^	1,092,743
22,780	Imperva, Inc.*	656,520
1,720	Infoblox, Inc.*	39,440
6,650	Jive Software, Inc.*^	139,583

Shares or Principal Amount		Fair Value

Common Stocks, continued
Software, continued
31,930	NetSuite, Inc.*	$1,748,806
14,630	ServiceNow, Inc.*	359,898
24,040	Sourcefire, Inc.*	1,235,656
38,800	Tangoe, Inc.*	826,828
40,340	TIBCO Software, Inc.*	1,206,973
18,060	Ultimate Software Group, Inc. (The)*	1,609,507

		14,141,029

Specialty Retail (8.5%):
29,850	Asbury Automotive Group, Inc.*	707,147
16,720	Genesco, Inc.*	1,005,708
17,050	Hibbett Sports, Inc.*	983,955
59,400	Sally Beauty Holdings, Inc.*	1,528,956
9,750	Ulta Salon, Cosmetics & Fragrance, Inc.	910,455
34,790	Vitamin Shoppe, Inc.*	1,911,015
25,640	Zumiez, Inc.*	1,015,344

		8,062,580

Textiles, Apparel & Luxury Goods (2.5%):
39,190	Steven Madden, Ltd.*	1,244,282
21,120	Tumi Holdings, Inc.*^	369,600
8,500	Under Armour, Inc., Class A*^	803,080

		2,416,962

Trading Companies & Distributors (3.4%):
48,260	Beacon Roofing Supply, Inc.*	1,217,117
46,360	H&E Equipment Services, Inc.*	696,791
15,900	TAL International Group, Inc.	532,491
23,620	United Rentals, Inc.*	804,025

		3,250,424

Total Common Stocks (Cost $86,983,330)		91,315,330

Securities Held as Collateral for Securities on Loan (11.6%):
$11,074,597	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	$11,074,597

Total Securities Held as Collateral for Securities on Loan (Cost $11,074,597)		11,074,597

Unaffiliated Investment Company (5.0%):
4,757,227	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.00%(b)	4,757,227

Total Unaffiliated Investment Company (Cost $4,757,227)		4,757,227

Total Investment Securities (Cost $102,815,154)(c) — 112.5%		107,147,154
Net other assets (liabilities) — (12.5)%		(11,937,481)

Net Assets — 100.0%		$95,209,673

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Oppenheimer Discovery Fund

Schedule of Portfolio Investments, continued

June 30, 2012 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2012.

*	Non-income producing security

^	This security or a partial position of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $11,274,699.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2012.
(b)	The rate represents the effective yield at June 30, 2012.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Oppenheimer Discovery Fund

Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets:
Investment securities, at cost	$102,815,154

Investment securities, at value*	$107,147,154
Interest and dividends receivable	12,077
Receivable for capital shares issued	61,487
Receivable for investments sold	1,311,460
Prepaid expenses	325

Total Assets	108,532,503

Liabilities:
Payable for investments purchased	2,149,068
Payable for capital shares redeemed	3,168
Payable for collateral received on loaned securities	11,074,597
Manager fees payable	63,747
Administration fees payable	3,510
Distribution fees payable	18,749
Custodian fees payable	1,704
Administrative and compliance services fees payable	785
Other accrued liabilities	7,502

Total Liabilities	13,322,830

Net Assets	$95,209,673

Net Assets Consist of:
Capital	$86,506,919
Accumulated net investment income/(loss)	(274,359)
Accumulated net realized gains/(losses) from investment transactions	4,645,113
Net unrealized appreciation/(depreciation) on investments	4,332,000

Net Assets	$95,209,673

Shares of beneficial interest (unlimited number of shares authorized, no par value)	9,046,703
Net Asset Value (offering and redemption price per share)	$10.52

*	Includes securities on loan of $11,274,699.

Statement of Operations

For the Six Months Ended June 30, 2012

(Unaudited)

Investment Income:
Dividends	$202,860
Income from securities lending	43,930
Foreign withholding tax	(106)

Total Investment Income	246,684

Expenses:
Manager fees	384,992
Administration fees	20,013
Distribution fees	113,233
Custodian fees	4,380
Administrative and compliance services fees	1,439
Trustee fees	3,138
Professional fees	3,445
Shareholder reports	3,922
Other expenses	1,532
Total expenses	536,094

Net Investment Income/(Loss)	(289,410)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	10,118,501
Change in unrealized appreciation/depreciation on investments	(68,420)

Net Realized/Unrealized Gains/(Losses) on Investments	10,050,081

Change in Net Assets Resulting From Operations	$9,760,671

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Statements of Changes in Net Assets

	AZL Oppenheimer Discovery Fund
	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011

	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$(289,410)	$(353,737)
Net realized gains/(losses) on investment transactions	10,118,501	10,853,675
Change in unrealized appreciation/depreciation on investments	(68,420)	(15,809,418)

Change in net assets resulting from operations	9,760,671	(5,309,480)

Dividends to Shareholders:
From net investment income	—	(40,051)

Change in net assets resulting from dividends to shareholders	—	(40,051)

Capital Transactions:
Proceeds from shares issued	10,747,941	21,294,080
Proceeds from dividends reinvested	—	40,051
Value of shares redeemed	(5,067,366)	(27,688,962)

Change in net assets resulting from capital transactions	5,680,575	(6,354,831)

Change in net assets	15,441,246	(11,704,362)
Net Assets:
Beginning of period	79,768,427	91,472,789

End of period	$95,209,673	$79,768,427

Accumulated net investment income/(loss)	$(274,359)	$15,051

Share Transactions:
Shares issued	1,033,837	2,138,585
Dividends reinvested	—	4,567
Shares redeemed	(494,149)	(2,857,736)

Change in shares	539,688	(714,584)

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Oppenheimer Discovery Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30,		Year Ended December 31,
	2012		2011		2010	2009	2008	2007
	(Unaudited)
Net Asset Value, Beginning of Period	$9.38		$9.92		$7.70	$5.86	$12.90	$12.50

Investment Activities:
Net Investment Income/(Loss)	(0.03)		(0.04)		0.01	(0.02)	(0.04)	(0.08)
Net Realized and Unrealized Gains/(Losses) on Investments	1.17		(0.50)		2.21	1.86	(4.96)	0.83

Total from Investment Activities	1.14		(0.54)		2.22	1.84	(5.00)	0.75

Dividends to Shareholders From:
Net Investment Income	—		—	(a)	—	—	—	—
Net Realized Gains	—		—		—	—	(2.04)	(0.35)

Total Dividends	—		—	(a)	—	—	(2.04)	(0.35)

Net Asset Value, End of Period	$10.52		$9.38		$9.92	$7.70	$5.86	$12.90

Total Return(b)	12.15	%(c)	(5.39)%		28.83%	31.40%	(43.35)%	6.07%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$95,210		$79,768		$91,473	$47,457	$36,237	$62,425
Net Investment Income/(Loss)(d)	(0.64)%		(0.40)%		0.11%	(0.23)%	(0.54)%	(0.47)%
Expenses Before Reductions(d) (e)	1.18%		1.19%		1.22%	1.24%	1.26%	1.23%
Expenses Net of Reductions(d)	1.18%		1.19%		1.22%	1.24%	1.26%	1.23%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d) (f)	1.18%		1.19%		1.22%	1.24%	1.26%	1.23%
Portfolio Turnover Rate	128	%(c)(g)	145	%(h)	97%	173%	226%	240%

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(g)	Effective February 24, 2012, the Subadviser changed from Turner Investment Partners, Inc. to Oppenheimer Funds, Inc. Costs of purchases and proceeds from sales of portfolio securities associated with the change in the Subadviser contributed to a higher portfolio turnover rate for the six month period ended June 30, 2012 as compared to prior years.

(h)	The portfolio turnover rate for the year ended December 31, 2011 was higher than the prior year primarily due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Oppenheimer Discovery Fund

Notes to the Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Oppenheimer Discovery Fund (formerly AZL Turner Quantitative Small Cap Growth Fund) (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Oppenheimer Discovery Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2012 are presented on the Fund’s Schedule of Portfolio Investments (“Schedule”). The average outstanding amount of securities on loan was $10.3 million for the period ended June 30, 2012.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Oppenheimer Discovery Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $4,278 during the period ended June 30, 2012. These fees have been netted against Income from Securities Lending on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Fund may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2012, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2012, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Fund’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements disclosures.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Oppenheimer Discovery Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement, effective February 24, 2012 between the Manager and Oppenheimer Funds, Inc. (“Oppenheimer”), Oppenheimer provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. Prior to February 24, 2012 the Fund was subadvised by Turner Investment Partners, Inc. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2013.

For the period ended June 30, 2012, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Oppenheimer Discovery Fund	0.85%	1.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2012, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2012, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Oppenheimer Discovery Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2012, $524 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting and a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2012, actual Trustee compensation was $399,000 in total for both Trusts.

During the period ended June 30, 2012, the Fund paid approximately $1,570 to affiliated broker/dealers of the Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Oppenheimer Discovery Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$91,315,330	$—	$—	$91,315,330
Securities Held as Collateral for Securities on Loan	—	11,074,597	—	11,074,597
Unaffiliated Investment Company	4,757,227	—	—	4,757,227

Total Investment Securities	$96,072,557	$11,074,597	$—	$107,147,154

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5.	Security Purchases and Sales

For the period ended June 30, 2012, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Oppenheimer Discovery Fund	$116,012,418	$111,848,146

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2012 is $102,985,177. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$8,017,609
Unrealized depreciation	(3,855,632)

Net unrealized appreciation	$4,161,977

As of the end of their tax year ended December 31, 2011, the following Portfolios have capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Oppenheimer Discovery Fund

Notes to the Financial Statements, continued

June 30, 2012 (Unaudited)

CLCFs subject to expiration:

	Short-term Amount	Expires

AZL Oppenheimer Discovery Fund	$5,146,632	12/31/2017

During the year ended December 31, 2011, the Fund utilized $11,054,073 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2011 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Oppenheimer Discovery Fund	$40,051	$—	$40,051

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Oppenheimer Discovery Fund	$—	$(5,146,632)	$4,088,715	$(1,057,917)

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2012.

7.	Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0612 08/12

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable – Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Allianz Variable Insurance Products Trust

By (Signature and Title)    /s/ Brian Muench

Brian Muench, President

Date        August 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Brian Muench

Brian Muench, President

Date        August 17, 2012

By (Signature and Title)        /s/ Ty Edwards

Ty Edwards, Treasurer

Date        August 17, 2012